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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                             811-07452
       -------------------------------------------------------------------------


                          AIM Variable Insurance Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 06/30/07
                          --------

Item 1.  Schedule of Investments.

                              AIM V.I. Basic Balanced Fund
                   Semiannual Report to Shareholders o June 30, 2007

DOMESTIC EQUITY

Large-Cap Value

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


  [AIM INVESTMENTS LOGO]             Unless otherwise noted, all data in this
-- REGISTERED TRADEMARK --           report are from A I M Management Group
                                     Inc.

                                     THIS REPORT MUST BE ACCOMPANIED OR
                                     PRECEDED BY A CURRENTLY EFFECTIVE FUND
                                     PROSPECTUS AND VARIABLE PRODUCT
                                     PROSPECTUS, WHICH CONTAIN MORE COMPLETE
                                     INFORMATION, INCLUDING SALES CHARGES AND
                                     EXPENSES. INVESTORS SHOULD READ EACH
                                     CAREFULLY BEFORE INVESTING.

                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. Basic Balanced Fund

Fund performance                                                                             The performance data quoted represent
=======================================================================================   past performance and cannot guarantee
PERFORMANCE SUMMARY                                                                       comparable future results; current
                                                                                          performance may be lower or higher. Please
FUND VS. INDEXES                                                                          contact your variable product issuer or
                                                                                          financial advisor for the most recent
Cumulative total returns, 12/31/06-6/30/07, excluding variable product issuer charges.    month-end variable product performance.
If variable product issuer charges were included, returns would be lower.                 Performance figures reflect Fund expenses,
                                                                                          reinvested distributions and changes in
Series I Shares                                                                   5.96%   net asset value. Investment return and
Series II Shares                                                                  5.83    principal value will fluctuate so that you
S&P 500 Index(1) (Broad Market Index)                                             6.96    may have a gain or loss when you sell
Custom Basic Balanced Index(2) (Style-Specific Index)                             4.15    shares.
Lipper VUF Mixed-Asset Target Allocation Moderate Funds Index(1)
   (Peer Group Index)                                                             4.90       The net annual Fund operating expense
Lipper Balanced Funds Index(1) (Former Peer Group Index)                          5.73    ratio set forth in the most recent Fund
                                                                                          prospectus as of the date of this report
Sources: (1) Lipper Inc.; (2) A I M Management Group Inc., Lipper Inc.                    for Series I and Series II shares was
                                                                                          0.91% and 1.16%, respectively.(1) The
The unmanaged S&P 500 --REGISTERED TRADEMARK-- Index is an index of common                total annual Fund operating expense ratio
stocks frequently used as a general measure of U.S. stock market performance.             set forth in the most recent Fund
                                                                                          prospectus as of the date of this report
   The Custom Basic Balanced Index used in this report is an index created by A I M       for Series I and Series II shares was
Advisors, Inc. to benchmark the Fund. The index consists of the following indexes: 60%    1.15% and 1.40%, respectively. The expense
Russell 1000 --REGISTERED TRADEMARK-- Value Index and 40% Lehman Brothers U.S.            ratios presented above may vary from the
Aggregate Bond Index. The Russell 1000 Value Index measures the performance of those      expense ratios presented in other sections
Russell 1000 companies with lower price-to-book ratios and lower forecasted growth        of this report that are based on expenses
values. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell     incurred during the period covered by this
Company. Russell --REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company.    report.
The Lehman Brothers U.S. Aggregate Bond Index covers U.S. investment-grade fixed-rate
bonds with components for government and corporate securities, mortgage pass-throughs        AIM V.I. Basic Balanced Fund, a series
and asset-backed securities.                                                              portfolio of AIM Variable Insurance Funds,
                                                                                          is currently offered through insurance
   The Fund has elected to use the Lipper Variable Underlying Funds (VUF)                 companies issuing variable products. You
Mixed-Asset Target Allocation Moderate Funds Index as its peer group instead of           cannot purchase shares of the Fund
the Lipper Balanced Funds Index. In 2006, Lipper began publishing VUF indexes,            directly. Performance figures given
allowing the Fund to be compared with the Lipper VUF Mixed-Asset Target                   represent the Fund and are not intended to
Allocation Moderate Funds Index. The unmanaged Lipper VUF Mixed-Asset Target              reflect actual variable product values.
Allocation Moderate Funds Index is an equally weighted representation of the              They do not reflect sales charges,
largest variable insurance underlying moderate funds that by portfolio practice           expenses and fees assessed in connection
maintain a mix of between 40%-60% equity securities, with the remainder invested          with a variable product. Sales charges,
in bonds, cash and cash equivalents. Lipper Inc. is an independent mutual fund            expenses and fees, which are determined by
performance monitor.                                                                      the variable product issuers, will vary
                                                                                          and will lower the total return.
   The unmanaged Lipper Balanced Funds Index represents an average of the largest
balanced funds tracked by Lipper Inc. It is calculated daily, with adjustments               Per NASD requirements, the most recent
for distributions as of the ex-dividend dates.                                            month-end performance data at the Fund
                                                                                          level, excluding variable product charges,
   The Fund is not managed to track the performance of any particular index,              is available on the AIM automated
including the indexes defined here, and consequently, the performance of the              information line, 866-702-4402. As
Fund may deviate significantly from the performance of the indexes.                       mentioned above, for the most recent
                                                                                          month-end performance including variable
   A direct investment cannot be made in an index. Unless otherwise indicated,            product charges, please contact your
index results include reinvested dividends, and they do not reflect sales                 variable product issuer or financial
charges. Performance of an index of funds reflects fund expenses; performance of          advisor.
a market index does not.
=======================================================================================   (1)  Total annual operating expenses less
                                                                                               contractual advisory fee waivers by
==========================================   Series II shares' inception date is               the advisor in effect through at
FUND PERFORMANCE                             January 24, 2002. Returns since that date         least December 31, 2009. See current
As of 6/30/07                                are historical. All other returns are the         prospectus for more information.
SERIES I SHARES                              blended returns of the historical                 Total annual operating expenses less
Inception (5/1/98)                   4.24%   performance of Series II shares since             any contractual fee waivers and/or
 5 Years                             7.56    their inception and the restated                  expense reimbursements by the advisor
 1 Year                             15.98    historical performance of Series I shares         in effect through at least April 30,
                                             (for periods prior to inception of Series         2009. See current prospectus for more
SERIES II SHARES                             II shares) adjusted to reflect the Rule           information.
Inception                            3.99%   12b-1 fees applicable to Series II shares.
 5 Years                             7.30    The inception date of Series I shares is
 1 Year                             15.63    May 1, 1998.
==========================================
                                                The performance of the Fund's Series I
                                             and Series II share classes will differ
                                             primarily due to different class expenses.

AIM V.I. Basic Balanced Fund

PORTFOLIO COMPOSITION

By security type, based on Net Assets
as of June 30, 2007


----------------------------------------------------------
Common Stocks & Other Equity Interests             62.1%
----------------------------------------------------------
Bonds & Notes                                      27.0
----------------------------------------------------------
U.S. Mortgage-Backed Securities                    13.5
----------------------------------------------------------
Asset-Backed Securities                             1.6
----------------------------------------------------------
U.S. Government Agency Securities                   1.0
----------------------------------------------------------
Commercial Paper                                    0.7
----------------------------------------------------------
Municipal Obligations                               0.4
----------------------------------------------------------
Preferred Stocks                                    0.3
----------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      (6.6)
__________________________________________________________
==========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)

                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-62.07%

ADVERTISING-3.51%

Interpublic Group of Cos., Inc. (The)(a)          131,432   $  1,498,325
------------------------------------------------------------------------
Omnicom Group Inc.                                 28,788      1,523,461
========================================================================
                                                               3,021,786
========================================================================

AEROSPACE & DEFENSE-0.36%

Honeywell International Inc.                        5,532        311,341
========================================================================

APPAREL RETAIL-1.34%

Gap, Inc., (The)                                   60,442      1,154,442
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.22%

Bank of New York Mellon Corp.                      25,376      1,051,581
========================================================================

BREWERS-1.69%

Molson Coors Brewing Co.-Class B                   15,741      1,455,413
========================================================================

BROADCASTING & CABLE TV-0.00%

Citadel Broadcasting Corp.                            0.5              3
========================================================================

BUILDING PRODUCTS-0.75%

American Standard Cos., Inc.                       11,006        649,134
========================================================================

COMPUTER HARDWARE-2.56%

Dell Inc.(a)                                       77,121      2,201,804
========================================================================

CONSTRUCTION MATERIALS-2.08%

Cemex S.A.B. de C.V.-ADR (Mexico)(a)               48,442      1,787,510
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

DATA PROCESSING & OUTSOURCED SERVICES-2.72%

First Data Corp.                                   30,273   $    989,019
------------------------------------------------------------------------
Western Union Co. (The)                            65,012      1,354,200
========================================================================
                                                               2,343,219
========================================================================

EDUCATION SERVICES-1.74%

Apollo Group, Inc.-Class A(a)                      25,695      1,501,359
========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.75%

Tyco Electronics Ltd.(a)                           16,611        648,826
========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.63%

Waste Management, Inc.                             13,888        542,326
========================================================================

GENERAL MERCHANDISE STORES-1.85%

Target Corp.                                       25,045      1,592,862
========================================================================

HEALTH CARE DISTRIBUTORS-2.36%

Cardinal Health, Inc.                              28,810      2,035,138
========================================================================

HEALTH CARE EQUIPMENT-1.33%

Baxter International Inc.                          14,222        801,268
------------------------------------------------------------------------
Covidien Ltd.(a)                                    8,061        347,429
========================================================================
                                                               1,148,697
========================================================================

HOME IMPROVEMENT RETAIL-1.31%

Home Depot, Inc. (The)                             28,678      1,128,479
========================================================================

INDUSTRIAL CONGLOMERATES-2.68%

General Electric Co.                               37,033      1,417,623
------------------------------------------------------------------------
Tyco International Ltd.                            16,611        891,679
========================================================================
                                                               2,309,302
========================================================================

AIM V.I. Basic Balanced Fund

                                                 SHARES        VALUE
------------------------------------------------------------------------

INDUSTRIAL MACHINERY-1.34%

Illinois Tool Works Inc.                           21,359   $  1,157,444
========================================================================

INSURANCE BROKERS-0.40%

Marsh & McLennan Cos., Inc.                        11,250        347,400
========================================================================

INVESTMENT BANKING & BROKERAGE-2.15%

Merrill Lynch & Co., Inc.                           8,997        751,969
------------------------------------------------------------------------
Morgan Stanley                                     13,072      1,096,480
========================================================================
                                                               1,848,449
========================================================================

MANAGED HEALTH CARE-2.55%

UnitedHealth Group Inc.                            42,903      2,194,059
========================================================================

MOVIES & ENTERTAINMENT-1.44%

Walt Disney Co. (The)                              36,233      1,236,995
========================================================================

MULTI-LINE INSURANCE-1.16%

American International Group, Inc.                  8,429        590,283
------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)       4,176        411,378
========================================================================
                                                               1,001,661
========================================================================

OIL & GAS DRILLING-1.99%

Transocean Inc.(a)                                 16,206      1,717,512
========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.45%

Halliburton Co.                                    45,331      1,563,919
------------------------------------------------------------------------
Schlumberger Ltd.                                  16,534      1,404,398
========================================================================
                                                               2,968,317
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.94%

Citigroup Inc.                                     40,806      2,092,940
------------------------------------------------------------------------
JPMorgan Chase & Co.                               26,749      1,295,989
========================================================================
                                                               3,388,929
========================================================================

PACKAGED FOODS & MEATS-1.18%

Unilever N.V. (Netherlands)(b)                     32,769      1,019,000
========================================================================

PHARMACEUTICALS-4.48%

Pfizer Inc.                                        44,758      1,144,462
------------------------------------------------------------------------
Sanofi-Aventis (France)(b)                         14,711      1,187,894
------------------------------------------------------------------------
Wyeth                                              26,650      1,528,111
========================================================================
                                                               3,860,467
========================================================================

PROPERTY & CASUALTY INSURANCE-0.95%

ACE Ltd.                                           13,120        820,262
========================================================================

SEMICONDUCTOR EQUIPMENT-1.27%

KLA-Tencor Corp.                                   19,946      1,096,033
========================================================================

SYSTEMS SOFTWARE-3.49%

CA Inc.                                            67,026      1,731,282
------------------------------------------------------------------------
Microsoft Corp.                                    43,143      1,271,424
========================================================================
                                                               3,002,706
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-2.15%

Fannie Mae                                         28,280   $  1,847,532
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.23%

Sprint Nextel Corp.                                50,976      1,055,713
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $40,224,305)                            53,445,701
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
BONDS & NOTES-27.05%

AEROSPACE & DEFENSE-0.56%

Goodrich Corp., Unsec. Unsub. Notes, 6.45%,
  04/15/08(c)                                  $   90,000         90,591
------------------------------------------------------------------------
Precision Castparts Corp., Unsec. Notes,
  6.75%, 12/15/07(c)                              230,000        231,203
------------------------------------------------------------------------
Systems 2001 Asset Trust LLC (United
  Kingdom)- Series 2001, Class G, Pass
  Through Ctfs., (INS-MBIA Insurance Corp.)
  6.66%, 09/15/13 (Acquired
  02/09/05-10/27/05; Cost $172,344)(c)(d)(e)      156,375        162,198
========================================================================
                                                                 483,992
========================================================================

AGRICULTURAL PRODUCTS-0.37%

Corn Products International Inc., Sr. Unsec.
  Notes, 8.25%, 07/15/07(c)                       320,000        320,211
========================================================================

APPAREL RETAIL-0.09%

Gap Inc. (The), Unsec. Notes, 6.90%,
  09/15/07(c)                                      80,000         80,100
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.07%

Bank of New York Co. Inc. (The), Sr. Unsec.
  Sub. Notes, 4.25%, 09/04/12(c)(f)                35,000         34,974
------------------------------------------------------------------------
Tokai Preferred Capital Co. LLC-Series A,
  Bonds, 9.98% (Acquired 01/29/07; Cost
  $26,389)(c)(d)(f)(g)                             25,000         26,035
========================================================================
                                                                  61,009
========================================================================

AUTOMOBILE MANUFACTURERS-0.43%

DaimlerChrysler N.A. Holding Corp.,
  Unsec. Gtd. Unsub. Global Notes,
  4.05%, 06/04/08(c)                              100,000         98,533
------------------------------------------------------------------------
  -Series E, Unsec. Gtd. Unsub. Floating Rate
  Medium Term Notes,
  5.89%, 10/31/08(c)(f)                           270,000        271,336
========================================================================
                                                                 369,869
========================================================================

BIOTECHNOLOGY-0.17%

Amgen Inc. Sr. Unsec. Notes,
  5.85%, 06/01/17 (Acquired 05/24/07; Cost
  $74,882)(c)(d)                                   75,000         74,122
------------------------------------------------------------------------
  6.38%, 06/01/37 (Acquired 05/24/07; Cost
  $74,920)(c)(d)                                   75,000         73,744
========================================================================
                                                                 147,866
========================================================================

AIM V.I. Basic Balanced Fund

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

BROADCASTING & CABLE TV-1.87%

Clear Channel Communications Inc., Sr. Unsec.
  Sub. Global Notes, 4.63%, 01/15/08(c)        $  240,000   $    238,349
------------------------------------------------------------------------
Comcast Cable Communications Holdings Inc.,
  Unsec. Gtd. Global Notes, 9.46%,
  11/15/22(c)                                     167,000        213,353
------------------------------------------------------------------------
Comcast Holdings Corp., Sr. Gtd. Sub. Notes,
  10.63%, 07/15/12(c)                             130,000        155,754
------------------------------------------------------------------------
Cox Communications Inc.,
  Sr. Unsec. Notes,
  6.40%, 08/01/08(c)                               70,000         70,588
------------------------------------------------------------------------
  Unsec. Notes,
  3.88%, 10/01/08(c)                              350,000        343,206
------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 4.38%, 05/01/08
  (Acquired 04/25/07; Cost $128,567)(c)(d)        130,000        128,733
------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 7.88%, 09/15/10
  (Acquired 05/02/07; Cost $37,559)(c)(d)          35,000         37,010
------------------------------------------------------------------------
Hearst-Argyle Television Inc., Sr. Unsec.
  Unsub. Notes, 7.00%, 11/15/07(c)                 90,000         90,411
------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., Sr.
  Unsec. Notes, 10.15%, 05/01/12(c)               280,000        329,549
========================================================================
                                                               1,606,953
========================================================================

BUILDING PRODUCTS-0.43%

American Standard Inc., Sr. Unsec. Gtd.
  Notes, 7.38%, 02/01/08(c)                       300,000        302,898
------------------------------------------------------------------------
Masco Corp., Unsec. Notes, 4.63%, 08/15/07(c)      70,000         69,926
========================================================================
                                                                 372,824
========================================================================

CASINOS & GAMING-0.10%

Verizon New York Inc., Unsec. Deb., 7.00%,
  12/01/33(c)                                      90,000         89,788
========================================================================

CONSUMER FINANCE-0.52%

Capital One Capital III, Jr. Gtd. Sub. Notes,
  7.69%, 08/15/36(c)                               50,000         51,812
------------------------------------------------------------------------
Ford Motor Credit Co. LLC, Sr. Unsec. Notes,
  4.95%, 01/15/08(c)                              310,000        307,942
------------------------------------------------------------------------
SLM Corp.-Series A, Medium Term Notes, 3.95%,
  08/15/08(c)                                      90,000         88,007
========================================================================
                                                                 447,761
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.49%

Computer Sciences Corp., Notes, 3.50%,
  04/15/08(c)                                     370,000        364,446
------------------------------------------------------------------------
Fiserv Inc., Sr. Unsec. Global Notes, 3.00%,
  06/27/08(c)                                      55,000         53,671
========================================================================
                                                                 418,117
========================================================================

DEPARTMENT STORES-0.27%

May Department Stores Co. (The), Unsec.
  Global Notes, 3.95%, 07/15/07(c)                230,000        229,880
========================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

DIVERSIFIED BANKS-1.90%

Bangkok Bank PCL (Hong Kong), Unsec. Sub.
  Notes, 9.03%, 03/15/29 (Acquired 04/22/05;
  Cost $75,121)(c)(d)                          $   60,000   $     72,005
------------------------------------------------------------------------
BankAmerica Institutional-Series A, Gtd.
  Trust Pfd. Capital Securities, 8.07%,
  12/31/26 (Acquired 09/26/06; Cost
  $104,484)(c)(d)                                 100,000        104,439
------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Floating
  Rate Global Notes, 4.85%, 08/08/07
  (Acquired 04/06/06; Cost $99,481)(c)(d)(f)      100,000        100,010
------------------------------------------------------------------------
BBVA International Preferred S.A. Unipersonal
  (Spain), Unsec. Gtd. Unsub. Notes, 5.92%
  (Acquired 03/22/07; Cost
  $40,000)(c)(d)(f)(g)                             40,000         37,421
------------------------------------------------------------------------
Calyon (France), Gtd. Floating Rate Medium
  Term Notes, 5.38%, 02/11/08 (Acquired
  04/02/07; Cost $189,050)(c)(d)                  190,000        189,291
------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
  Capital Securities, 8.85%, 06/01/27
  (Acquired 05/22/03; Cost $63,272)(c)(d)          50,000         52,094
------------------------------------------------------------------------
First Union Institutional Capital I, Jr.
  Unsec. Gtd. Sub. Trust Pfd. Bonds, 8.04%,
  12/01/26(c)                                     100,000        104,397
------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom)-Series
  1, Unsec. Sub. Floating Rate Euro Notes,
  5.63%(c)(f)(g)                                  130,000        114,411
------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Gtd. Sub. Second Tier Euro Bonds,
  8.38%(c)(g)                                      30,000         31,336
------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 5.56%, 08/29/87(c)(f)            60,000         49,099
------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)- Series B, Unsec. Sub. Floating
  Rate Euro Notes, 5.63%(c)(f)(g)                 100,000         86,452
------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(c)                               50,000         59,956
------------------------------------------------------------------------
North Fork Bancorp., Inc., Unsec. Sub. Notes,
  5.00%, 08/15/12(c)(f)                           244,000        244,071
------------------------------------------------------------------------
RBD Capital S.A. (Luxembourg), Euro Notes,
  6.50%, 08/11/08(c)                              100,000        100,627
------------------------------------------------------------------------
RBS Capital Trust III, Jr. Gtd. Sub. Trust
  Pfd. Global Notes, 5.51%(c)(f)(g)                60,000         57,715
------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub.
  Second Tier Euro Notes, 8.15%(c)(g)              90,000         92,415
------------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating Rate
  Notes, 6.11%, 09/21/07 (Acquired 12/14/05;
  Cost $140,000)(c)(d)(f)                         140,000        140,094
========================================================================
                                                               1,635,833
========================================================================

DIVERSIFIED CHEMICALS-0.40%

Bayer Corp., Bonds, 6.20%, 02/15/08 (Acquired
  08/01/06-05/24/07; Cost $190,964)(c)(d)(f)      190,000        190,559
------------------------------------------------------------------------
Dow Chemical Co. (The), Sr. Unsec. Global
  Notes, 5.75%, 12/15/08(c)                       100,000        100,464
------------------------------------------------------------------------
Hercules Inc., Unsec. Deb., 6.60%,
  08/01/27(c)                                      50,000         50,022
========================================================================
                                                                 341,045
========================================================================

AIM V.I. Basic Balanced Fund

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.06%

Erac USA Finance Co., Bond, 5.30%, 11/15/08
  (Acquired 05/24/07; Cost $54,822)(c)(d)      $   55,000   $     54,689
========================================================================

DIVERSIFIED METALS & MINING-0.07%

Reynolds Metals Co., Medium Term Notes,
  7.00%, 05/15/09(c)                               58,000         58,943
========================================================================

DRUG RETAIL-0.04%

CVS Caremark Corp., Sr. Unsec. Global Notes,
  3.88%, 11/01/07(c)                               30,000         29,840
========================================================================

ELECTRIC UTILITIES-0.58%

Duke Energy Indiana, Inc., Unsec. Deb.,
  7.85%, 10/15/07(c)                               40,000         40,249
------------------------------------------------------------------------
Entergy Gulf States, Inc., Sec. First
  Mortgage Bonds, 3.60%, 06/01/08(c)               80,000         78,581
------------------------------------------------------------------------
Ohio Edison Co., Sr. Unsec. Global Notes,
  4.00%, 05/01/08(c)                               90,000         88,842
------------------------------------------------------------------------
PPL Electric Utilities Corp., Sr. Sec. Bonds,
  5.88%, 08/15/07(c)                              295,000        295,118
========================================================================
                                                                 502,790
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.13%

Thomas & Betts Corp., Medium Term Notes,
  6.63%, 05/07/08(c)                              110,000        110,866
========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.08%

Waste Management Inc., Sr. Unsec. Unsub.
  Notes, 6.50%, 11/15/08(c)                        70,000         70,788
========================================================================

FOOD RETAIL-1.32%

Safeway Inc.,
  Sr. Unsec. Notes,
  4.80%, 07/16/07(c)                            1,030,000      1,029,773
------------------------------------------------------------------------
  7.00%, 09/15/07(c)                              110,000        110,263
========================================================================
                                                               1,140,036
========================================================================

GAS UTILITIES-0.05%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08(c)                         40,000         40,212
========================================================================

GENERAL MERCHANDISE STORES-0.07%

Target Corp., Sr. Unsec. Notes, 5.38%,
  05/01/17(c)                                      65,000         62,632
========================================================================

HOMEBUILDING-0.08%

DR Horton Inc., Sr. Unsec. Gtd. Notes, 5.00%,
  01/15/09(c)                                      70,000         68,971
========================================================================

HOTELS, RESORTS & CRUISE LINES-0.02%

Carnival Corp., Sr. Unsec. Gtd. Global Notes,
  3.75%, 11/15/07(c)                               21,000         20,868
========================================================================

HOUSEWARES & SPECIALTIES-0.05%

Newell Rubbermaid Inc.-Series A, Unsec.
  Unsub. Putable Medium Term Notes, 6.35%,
  07/15/08(c)(f)                                   40,000         40,361
========================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.22%

TXU Energy Co. LLC, Sr. Unsec. Floating Rate
  Notes, 5.86%, 09/16/08 (Acquired 03/13/07;
  Cost $190,000)(c)(d)(f)                      $  190,000   $    190,089
========================================================================

INDUSTRIAL MACHINERY-0.08%

IDEX Corp., Sr. Unsec. Notes, 6.88%,
  02/15/08(c)                                      70,000         70,543
========================================================================

INDUSTRIAL REIT'S-0.02%

ProLogis, Sr. Unsec. Notes, 7.10%,
  04/15/08(c)                                      20,000         20,232
========================================================================

INSURANCE BROKERS-0.64%

Marsh & McLennan Cos., Inc., Global Notes,
  5.50%, 07/13/07(c)                              250,000        249,997
------------------------------------------------------------------------
  Unsec. Global Bonds, 3.63%, 02/15/08(c)         305,000        301,453
========================================================================
                                                                 551,450
========================================================================

INTEGRATED OIL & GAS-0.47%

ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(c)                                      65,000         66,809
------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Unsec. Sub. Yankee
  Bonds, 8.90%, 08/15/28(c)(f)                    325,000        335,969
========================================================================
                                                                 402,778
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.05%

Southwestern Bell Telephone L.P., Unsec.
  Unsub. Deb., 7.20%, 10/15/26(c)                 110,000        113,571
------------------------------------------------------------------------
Telecom Italia Capital S.A. (Italy), Unsec.
  Gtd. Unsub. Global Notes, 4.00%,
  11/15/08(c)                                     590,000        578,813
------------------------------------------------------------------------
Verizon Communications Inc., Sr. Unsec.
  Notes, 6.25%, 04/01/37(c)                        60,000         58,399
------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb., 4.63%, 03/15/13(c)                        160,000        150,137
========================================================================
                                                                 900,920
========================================================================

INTERNET RETAIL-0.07%

Expedia, Inc., Sr. Unsec. Gtd. Putable Global
  Notes, 7.46%, 08/15/13(c)                        60,000         60,038
========================================================================

INVESTMENT BANKING & BROKERAGE-0.61%

Jefferies Group, Inc.,
  Sr. Unsec. Deb.,,
  5.88%, 06/08/14(c)                              230,000        228,392
------------------------------------------------------------------------
  Sr. Unsec. Notes,
  6.45%, 06/08/27(c)                               50,000         49,473
------------------------------------------------------------------------
  -Series B,
  Sr. Unsec. Notes,
  7.50%, 08/15/07(c)                               30,000         30,059
------------------------------------------------------------------------
Lazard Group, Sr. Unsec. Notes, 6.85%,
  06/15/17 (Acquired 06/18/07; Cost
  $69,791)(c)(d)                                   70,000         70,115
------------------------------------------------------------------------
Merrill Lynch & Co. Inc.-Series C, Sr. Unsec.
  Floating Rate Medium Term Notes, 5.69%,
  07/21/09(c)(f)                                   40,000         40,001
------------------------------------------------------------------------
SB Treasury Co. LLC,, Bond, 9.40% (Acquired
  06/29/07; Cost $103,570)(c)(d)(f)(g)            100,000        103,456
========================================================================
                                                                 521,496
========================================================================

AIM V.I. Basic Balanced Fund

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

LEISURE FACILITIES-0.07%

International Speedway Corp., Unsec. Global
  Notes, 4.20%, 04/15/09(c)                    $   65,000   $     63,535
========================================================================

LEISURE PRODUCTS-0.05%

Hasbro Inc., Sr. Unsec. Notes, 6.15%,
  07/15/08(c)                                      40,000         40,070
========================================================================

LIFE & HEALTH INSURANCE-0.36%

Prudential Holdings, LLC-Series B, Bonds,
  (INS-Financial Security Assurance Inc.)
  7.25%, 12/18/23 (Acquired
  01/22/04-02/17/06; Cost $329,829)(c)(d)(e)      280,000        313,440
========================================================================

MANAGED HEALTH CARE-0.05%

Whirlpool Corp., Unsec. Unsub. Notes, 3.50%,
  09/01/07(c)                                      40,000         39,856
========================================================================

MORTGAGE REIT'S-0.14%

iStar Financial Inc.,
  Sr. Notes,,
  7.00%, 03/15/08(c)                               40,000         40,617
------------------------------------------------------------------------
  Sr. Unsec. Notes,,
  8.75%, 08/15/08(c)                               81,000         83,725
========================================================================
                                                                 124,342
========================================================================

MOVIES & ENTERTAINMENT-0.14%

Historic TW Inc., Notes, 8.18%, 08/15/07(c)       120,000        120,346
========================================================================

MULTI-LINE INSURANCE-0.17%

Unitrin Inc., Sr. Unsec. Notes, 5.75%,
  07/01/07(c)                                     150,000        150,000
========================================================================

MULTI-UTILITIES-1.24%

Consumers Energy Co.-Series A, Sr. Sec.
  Global Notes, 6.38%, 02/01/08(c)                130,000        130,608
------------------------------------------------------------------------
Dominion Capital Trust I, Jr. Unsec. Gtd.
  Trust Pfd. Capital Securities, 7.83%,
  12/01/27(c)                                     140,000        145,984
------------------------------------------------------------------------
Dominion Resources, Inc.,
  Notes,
  4.13%, 02/15/08(c)                               40,000         39,665
------------------------------------------------------------------------
  -Series D,
  Sr. Floating Rate Notes,
  5.66%, 09/28/07(c)(f)                            85,000         85,027
------------------------------------------------------------------------
Midamerican Energy Holdings Co., Sr. Unsec.
  Notes, 7.52%, 09/15/08(c)                        80,000         81,829
------------------------------------------------------------------------
New York State Electric & Gas Corp., Notes,
  4.38%, 11/15/07(c)                              150,000        149,394
------------------------------------------------------------------------
PSEG Funding Trust I, Notes, 5.38%,
  11/16/07(c)                                     190,000        189,903
------------------------------------------------------------------------
Tampa Electric Co., Unsec. Unsub. Notes,
  5.38%, 08/15/07(c)                              215,000        214,978
------------------------------------------------------------------------
TE Products Pipeline Co., Sr. Unsec. Notes,
  6.45%, 01/15/08(c)                               30,000         30,125
========================================================================
                                                               1,067,513
========================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-0.67%

Anadarko Petroleum Corp., Sr. Unsec. Notes,
  3.25%, 05/01/08(c)                           $  500,000   $    490,870
------------------------------------------------------------------------
Pemex Project Funding Master Trust (Mexico),
  Unsec. Gtd. Unsub. Global Notes, 8.63%,
  02/01/22(c)                                      70,000         85,571
========================================================================
                                                                 576,441
========================================================================

OIL & GAS REFINING & MARKETING-0.11%

Premcor Refining Group Inc. (The), Sr. Unsec.
  Global Notes, 9.50%, 02/01/13(c)                 90,000         96,032
========================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.32%

Enterprise Products Operating L.P.-Series B,
  Sr. Unsec. Gtd. Unsub. Global Notes, 4.00%,
  10/15/07(c)                                     280,000        278,849
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.09%

BankAmerica Capital II-Series 2, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Capital Securities,
  8.00%, 12/15/26(c)                               80,000         83,493
------------------------------------------------------------------------
BankAmerica Capital III, Gtd. Floating Rate
  Trust Pfd. Capital Securities, 5.93%,
  01/15/27(c)(f)                                  137,000        133,496
------------------------------------------------------------------------
Capmark Financial Group Inc., Sr. Unsec. Gtd.
  Floating Rate Notes, 6.01%, 05/10/10
  (Acquired 05/03/07; Cost $210,000)(c)(d)(f)     210,000        210,124
------------------------------------------------------------------------
Countrywide Home Loans, Inc.-Series L, Medium
  Term Global Notes, 3.25%, 05/21/08(c)           140,000        137,165
------------------------------------------------------------------------
General Electric Capital Corp., Unsec.
  Floating Rate Putable Deb., 5.34%,
  09/01/10(c)(f)                                   55,000         54,393
------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman Islands), Notes,
  4.69%, 11/14/08 (Acquired
  08/11/06-06/21/07; Cost $348,704)(c)(d)         355,000        349,583
------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87% (Acquired 06/16/04-07/28/05;
  Cost $356,092)(c)(d)(f)(g)                      315,000        328,019
------------------------------------------------------------------------
NB Capital Trust IV, Gtd. Sub. Trust Pfd.
  Capital Securities, 8.25%, 04/15/27(c)          460,000        479,596
------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series 1999-2,
  Class A1, Global Bonds, (INS-MBIA Insurance
  Corp.) 9.69%, 08/15/09(c)                       252,000        262,511
------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Sr. Notes, 9.25%, 03/15/30
  (Acquired 09/22/04; Cost $169,578)(c)(d)        143,333        157,548
------------------------------------------------------------------------
Residential Capital LLC, Sr. Unsec. Gtd.
  Floating Rate Notes, 5.86%, 06/09/08(c)(f)      135,000        133,697
------------------------------------------------------------------------
Textron Financial Corp.-Series E, Gtd.
  Floating Rate Medium Term Notes, 6.82%,
  12/01/07(c)(f)                                  100,000        100,476
------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 6.32% (Acquired
  12/07/04; Cost $90,000)(c)(d)(f)(g)              90,000         90,289
------------------------------------------------------------------------

AIM V.I. Basic Balanced Fund

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Two-Rock Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs., 6.30%
  (Acquired 11/10/06; Cost
  $100,118)(c)(d)(f)(g)                        $  100,000   $     98,525
------------------------------------------------------------------------
UFJ Finance Aruba AEC (Japan), Gtd. Sub.
  Second Tier Euro Bonds, 8.75%(c)(g)              40,000         41,608
========================================================================
                                                               2,660,523
========================================================================

PACKAGED FOODS & MEATS-0.61%

Heinz (H.J.) Co., Notes, 6.43%, 12/01/08
  (Acquired 05/30/07; Cost $465,295)(c)(d)        460,000        465,570
------------------------------------------------------------------------
Sara Lee Corp.-Series C, Medium Term Notes,
  6.00%, 01/15/08(c)                               55,000         55,128
========================================================================
                                                                 520,698
========================================================================

PAPER PACKAGING-0.19%

Sealed Air Corp., Sr. Unsec. Notes, 5.38%,
  04/15/08 (Acquired 05/18/07-05/21/07; Cost
  $159,675)(c)(d)                                 160,000        159,870
========================================================================

PAPER PRODUCTS-0.12%

Union Camp Corp., Notes, 6.50%, 11/15/07(c)       105,000        105,341
========================================================================

PROPERTY & CASUALTY INSURANCE-2.20%

Allstate Corp. (The),
  Jr. Sub. Global Deb.,
  6.13%, 05/15/37(c)(f)                            30,000         28,973
------------------------------------------------------------------------
  6.50%, 05/15/57(c)(f)                            20,000         19,063
------------------------------------------------------------------------
Chubb Corp., Sr. Unsec. Notes, 5.47%,
  08/16/08(c)                                      55,000         55,072
------------------------------------------------------------------------
CNA Financial Corp.,
  Sr. Unsec. Notes,
  6.45%, 01/15/08(c)                              185,000        185,797
------------------------------------------------------------------------
  6.60%, 12/15/08(c)                              470,000        476,965
------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
  Pfd. Capital Securities, 8.50%, 04/15/12(c)     285,000        310,348
------------------------------------------------------------------------
North Front Pass-Through Trust, Pass Through
  Ctfs. Bonds, 5.81%, 12/15/24 (Acquired
  12/08/04; Cost $100,000)(c)(d)                  100,000         98,972
------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda), Unsec.
  Sub. Deb., 8.00%, 09/15/34 (Acquired
  04/29/05-06/09/05; Cost $213,696)(c)(d)         200,000        192,558
------------------------------------------------------------------------
Oil Insurance Ltd., Notes, 7.56% (Acquired
  06/15/06; Cost $360,000)(c)(d)(f)(g)            360,000        371,509
------------------------------------------------------------------------
QBE Capital Funding II L.P. (Australia), Gtd.
  Sub. Bonds, 6.80% (Acquired 04/25/07; Cost
  $20,000)(c)(d)(f)                                20,000         19,461
------------------------------------------------------------------------
Safeco Capital Trust I, Gtd. Trust Pfd.
  Capital Securities, 8.07%, 07/15/37(c)          130,000        135,329
========================================================================
                                                               1,894,047
========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.03%

Realogy Corp., Sr. Floating Rate Notes,
  7.06%, 10/20/09 (Acquired 10/13/06; Cost
  $30,000)(c)(d)(f)                                30,000         29,808
========================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

REGIONAL BANKS-1.30%

Cullen/Frost Capital Trust I, Jr. Unsec. Gtd.
  Floating Rate Notes, 6.91%, 03/01/34(c)(f)   $  200,000   $    204,398
------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes,
  5.25%, 03/31/08(c)                               50,000         49,731
------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
  Pfd. Capital Securities, 5.93%,
  06/01/28(c)(f)                                  100,000         96,657
------------------------------------------------------------------------
Popular North America Inc., Gtd. Notes,
  4.25%, 04/01/08(c)                               35,000         34,516
------------------------------------------------------------------------
Silicon Valley Bank, Unsec. Sub. Notes,
  6.05%, 06/01/17(c)                              110,000        107,533
------------------------------------------------------------------------
TCF National Bank, Sub. Notes, 5.00%,
  06/15/14(c)(f)                                   60,000         59,102
------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(c)                              530,000        570,667
========================================================================
                                                               1,122,604
========================================================================

REINSURANCE-0.22%

Stingray Pass-Through Trust, Pass Through
  Ctfs., 5.90%, 01/12/15 (Acquired
  01/07/05-11/03/05; Cost $196,920)(c)(d)         200,000        188,396
========================================================================

RESIDENTIAL REIT'S-0.04%

AvalonBay Communities Inc., Sr. Medium Term
  Notes, 8.25%, 07/15/08(c)                        30,000         30,806
========================================================================

RESTAURANTS-0.12%

Yum! Brands Inc., Sr. Unsec. Notes, 7.65%,
  05/15/08(c)                                     100,000        101,697
========================================================================

RETAIL REIT'S-0.22%

Developers Diversified Realty Corp., Sr.
  Medium Term Notes, 6.63%, 01/15/08(c)            60,000         60,333
------------------------------------------------------------------------
National Retail Properties Inc., Sr. Unsec.
  Notes, 7.13%, 03/15/08(c)                       125,000        126,328
========================================================================
                                                                 186,661
========================================================================

SPECIALIZED REIT'S-0.52%

Health Care Property Investors, Inc.,
  Sr. Sec. Floating Rate Medium Term Notes,
  5.81%, 09/15/08(c)(f)                           140,000        140,064
------------------------------------------------------------------------
  Sr. Sec. Medium Term Notes,
  6.30%, 09/15/16(c)                              110,000        110,019
------------------------------------------------------------------------
Health Care REIT, Inc.,
  Sr. Notes,
  5.88%, 05/15/15(c)                              100,000         97,524
------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.50%, 08/15/07(c)                              100,000        100,209
========================================================================
                                                                 447,816
========================================================================

SPECIALTY CHEMICALS-0.24%

ICI Wilmington Inc., Gtd. Notes, 7.05%,
  09/15/07(c)                                     150,000        150,231
------------------------------------------------------------------------
Valspar Corp. (The),
  Sr. Unsec. Unsub. Notes,
  5.63%, 05/01/12(c)                               25,000         24,727
------------------------------------------------------------------------
  6.05%, 05/01/17(c)                               30,000         29,502
========================================================================
                                                                 204,460
========================================================================

AIM V.I. Basic Balanced Fund

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-0.23%

Countrywide Financial Corp., Gtd. Global
  Medium Term Notes, 5.80%, 06/07/12(c)        $  100,000   $     99,737
------------------------------------------------------------------------
Countrywide Home Loans, Inc.-Series E, Gtd.
  Medium Term Notes, 6.94%, 07/16/07(c)           100,000        100,038
========================================================================
                                                                 199,775
========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.06%

Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  7.38%, 12/15/28 (Acquired 01/25/05; Cost
  $56,019)(c)(d)                                   50,000         53,246
========================================================================

TRUCKING-0.44%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(c)                              230,000        237,374
------------------------------------------------------------------------
Stagecoach Transport Holdings PLC (United
  Kingdom), Unsec. Unsub. Yankee Notes,
  8.63%, 11/15/09(c)                              130,000        138,329
========================================================================
                                                                 375,703
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.72%

Alamosa Delaware Inc., Sr. Gtd. Global Notes,
  8.50%, 01/31/12(c)                              210,000        221,600
------------------------------------------------------------------------
Nextel Communications, Inc.-Series D, Sr.
  Gtd. Notes, 7.38%, 08/01/15(c)                   30,000         30,145
------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Global
  Notes, 6.13%, 11/15/08(c)                       140,000        140,921
------------------------------------------------------------------------
Sprint Nextel Corp., Deb., 9.25%, 04/15/22(c)     140,000        161,004
------------------------------------------------------------------------
Vodafone Group PLC (United Kingdom),
  Unsec. Global Bonds,
  6.15%, 02/27/37(c)                               30,000         28,028
------------------------------------------------------------------------
  Unsec. Global Notes,
  5.63%, 02/27/17(c)                               40,000         38,356
========================================================================
                                                                 620,054
========================================================================
    Total Bonds & Notes (Cost $23,481,411)                    23,295,719
========================================================================

U.S. MORTGAGE-BACKED SECURITIES-13.49%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-3.52%

Federal Home Loan Mortgage Corp.,
  Pass Through Ctfs.,
  7.00%, 06/01/15 to 06/01/32(c)                  117,425        121,579
------------------------------------------------------------------------
  6.00%, 04/01/16 to 11/01/33(c)                  498,085        497,042
------------------------------------------------------------------------
  5.50%, 10/01/18 to 02/01/37(c)                  224,596        221,957
------------------------------------------------------------------------
  7.50%, 11/01/30 to 05/01/31(c)                   22,043         23,015
------------------------------------------------------------------------
  6.50%, 05/01/32 to 08/01/32(c)                   29,960         30,518
------------------------------------------------------------------------
  Pass Through Ctfs., TBA,
  5.00%, 07/01/37(c)(h)                           778,000        729,254
------------------------------------------------------------------------
  5.50%, 07/01/37(c)(h)                           372,000        358,806
------------------------------------------------------------------------
  6.50%, 09/01/37(c)(h)                         1,034,000      1,043,532
========================================================================
                                                               3,025,703
========================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-8.61%

Federal National Mortgage Association,
  Pass Through Ctfs.,
  6.50%, 04/01/14 to 10/01/2035                $  483,663   $    493,111
------------------------------------------------------------------------
  7.50%, 11/01/15 to 03/01/2031                   102,083        107,708
------------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32(c)                   71,321         73,820
------------------------------------------------------------------------
  6.00%, 01/01/17 to 03/01/37(c)                    6,779          6,793
------------------------------------------------------------------------
  6.00%, 05/01/17(c)                               91,580(i)       92,134
------------------------------------------------------------------------
  5.00%, 04/01/18(c)                              227,301        220,542
------------------------------------------------------------------------
  4.50%, 11/01/18(c)                               97,066         92,518
------------------------------------------------------------------------
  5.50%, 03/01/21(c)                                1,762          1,736
------------------------------------------------------------------------
  8.00%, 08/01/21 to 12/01/23(c)                   23,287         24,502
------------------------------------------------------------------------
  Pass Through Ctfs., TBA,
  5.50%, 07/01/22 to 07/01/37(c)(h)             2,136,000      2,076,678
------------------------------------------------------------------------
  6.00%, 07/01/22 to 07/01/37(c)(h)             2,672,000      2,665,901
------------------------------------------------------------------------
  6.50%, 07/01/37(c)(h)                           548,000        553,223
------------------------------------------------------------------------
  7.00%, 07/01/37(c)(h)                           976,000      1,002,230
========================================================================
                                                               7,410,896
========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-1.36%

Government National Mortgage Association,
  Pass Through Ctfs.,
  7.50%, 06/15/23 to 10/15/31(c)                   35,227         36,889
------------------------------------------------------------------------
  8.50%, 11/15/24(c)                               73,407         79,261
------------------------------------------------------------------------
  8.00%, 08/15/25(c)                               11,637         12,336
------------------------------------------------------------------------
  6.50%, 03/15/29 to 01/15/2037                   411,278        418,392
------------------------------------------------------------------------
  6.00%, 09/15/31 to 05/15/33(c)                  289,316        288,806
------------------------------------------------------------------------
  5.50%, 12/15/33 to 02/15/34(c)                  202,247        196,694
------------------------------------------------------------------------
  7.00%, 06/15/37(c)                              137,455        141,959
========================================================================
                                                               1,174,337
========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $11,720,074)                                      11,610,936
========================================================================

ASSET-BACKED SECURITIES-1.62%

COLLATERALIZED MORTGAGE OBLIGATIONS-0.65%

Federal Home Loan Bank (FHLB)-Series TQ-2015,
  Class A, Pass Through Ctfs., 5.07%,
  10/20/15(c)                                     112,807        110,315
------------------------------------------------------------------------
Option One Mortgage Securities Corp. NIM
  Trust Series 2007-4A, Floating Rate Notes,
  5.42%, 04/25/12 (Acquired 05/11/07; Cost
  $110,574)(d)(f)                                 110,574        110,574
------------------------------------------------------------------------
Structured Asset Securities Corp.Series
  2007-OSI, Floating Rate Pass Through Ctfs.,
  5.41%, 06/25/37(c)                              153,204        153,310
------------------------------------------------------------------------
US Bank N.A., Sr. Medium Term Notes, 5.92%,
  05/25/12(c)                                     180,000        180,851
========================================================================
                                                                 555,050
========================================================================

AIM V.I. Basic Balanced Fund

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-0.97%

Citicorp Lease Pass-Through Trust-Series
  1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  06/01/00-01/26/06; Cost $364,942)(c)(d)      $  325,000   $    371,442
------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A, Sr. Sec.
  Notes, 5.14%, 01/15/64 (Acquired 07/14/05;
  Cost $489,556)(d)(j)                            489,556        465,930
========================================================================
                                                                 837,372
========================================================================
    Total Asset-Backed Securities (Cost
      $1,406,575)                                              1,392,422
========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-1.03%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.77%

Unsec. Floating Rate Global Notes, 3.92%,
  02/17/09(c)(f)                                  200,000        195,244
------------------------------------------------------------------------
Unsec. Notes,
  5.30%, 01/12/10(c)                              100,000        100,067
------------------------------------------------------------------------
  6.25%, 03/29/22(c)                              370,000        364,317
========================================================================
                                                                 659,628
========================================================================

STUDENT LOAN MARKETING ASSOCIATION-0.26%

Medium Term Notes, 5.05%,11/14/14(c)               70,000         58,326
------------------------------------------------------------------------
Unsec. Unsub. Floating Rate Medium Term
  Notes, 5.42%, 12/15/08(c)(f)                     90,000         88,442
------------------------------------------------------------------------
Series A, Medium Term Notes, 3.63%,
  03/17/08(c)                                      80,000         78,763
========================================================================
                                                                 225,531
========================================================================
    Total U.S. Government Agency Securities
      (Cost $899,105)                                            885,159
========================================================================

COMMERCIAL PAPER-0.67%

BROADCASTING & CABLE TV-0.32%

Cox Communications Inc., Floating Rate
  Commercial Paper, 5.62%, 08/15/07 (Acquired
  11/03/06; Cost $280,000)(c)(d)(f)               280,000        280,020
========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.35%

PHH Corp., Disc. Commercial Paper, 5.63%,
  07/18/07(k)                                     300,000        299,156
========================================================================
    Total Commercial Paper (Cost $579,202)                       579,176
========================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-0.38%

Detroit (City of), Michigan; Series 2005 A-1,
  Taxable Capital Improvement Limited Tax GO
  (INS-Ambac Assurance Corp.),
  4.96%, 04/01/20(c)(e)                        $   65,000   $     60,312
------------------------------------------------------------------------
  Series 2005,
  Taxable COP (INS-Financial Guaranty
  Insurance Co.), 4.95%, 06/15/25(c)(e)            80,000         71,299
------------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
  Improvement Bond Bank; Series 2005 A,
  Taxable RB,
  5.22%, 07/15/20(c)                               50,000         47,504
------------------------------------------------------------------------
  5.28%, 01/15/22(c)                               25,000         23,664
------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3); Series
  2003, Taxable Allocation RB, (INS-MBIA
  Insurance Corp.) 6.10%, 05/01/24(c)(e)          125,000        127,609
========================================================================
    Total Municipal Obligations (Cost
      $347,890)                                                  330,388
========================================================================

                                                 SHARES
PREFERRED STOCKS-0.26%

LIFE & HEALTH INSURANCE-0.12%

Aegon N.V., 6.38% Pfd. (Netherlands)                4,100         99,876
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.14%

Telephone & Data Systems, Inc.-
  Series A, 7.60% Pfd.(a)                           5,000        122,500
========================================================================
    Total Preferred Stocks (Cost $230,625)                       222,376
========================================================================

MONEY MARKET FUNDS-1.37%

Liquid Assets Portfolio-Institutional
  Class(l)                                        589,940        589,940
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(l)          589,940        589,940
========================================================================
    Total Money Market Funds (Cost
      $1,179,880)                                              1,179,880
========================================================================
TOTAL INVESTMENTS-107.94% (Cost $80,069,067)                  92,941,757
========================================================================
OTHER ASSETS LESS LIABILITIES-(7.94)%                         (6,833,908)
========================================================================
NET ASSETS-100.00%                                          $ 86,107,849
________________________________________________________________________
========================================================================

AIM V.I. Basic Balanced Fund

Investment Abbreviations:

ADR     - American Depositary Receipt
COP     - Certificates of Participation
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
GO      - General Obligation Bonds
Gtd.    - Guaranteed
INS     - Insurer
Jr.     - Junior
LILACS  - Life Insurance and Life Annuities Based Certificates
Pfd.    - Preferred
RB      - Revenue Bonds
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $2,206,894, which represented 2.56% of the Fund's Net Assets. See Note 1A.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2007 was $37,218,140, which represented 43.22% of the Fund's Net Assets. See Note 1A.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2007 was $6,160,988, which represented 7.15% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Principal and/or interest payments are secured by the bond insurance company listed.
(f) Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2007.
(g) Perpetual bond with no specified maturity date.
(h) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(i) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 8.
(j) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at June 30, 2007 represented 0.54% of the Fund's Net Assets.
(k) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at the time of purchase by the Fund.
(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Basic Balanced Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $78,889,187)         $ 91,761,877
-------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $1,179,880)                                 1,179,880
=============================================================
    Total investments (Cost $80,069,067)           92,941,757
=============================================================
Foreign currencies, at value (Cost $96,863)            97,666
-------------------------------------------------------------
Cash                                                   17,967
-------------------------------------------------------------
Receivables for:
  Investments sold                                  5,189,816
-------------------------------------------------------------
  Variation margin                                     45,192
-------------------------------------------------------------
  Fund shares sold                                     13,967
-------------------------------------------------------------
  Dividends and Interest                              433,477
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 35,162
=============================================================
    Total assets                                   98,775,004
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            12,410,787
-------------------------------------------------------------
  Fund shares reacquired                              132,847
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              41,934
-------------------------------------------------------------
Accrued administrative services fees                   46,859
-------------------------------------------------------------
Accrued distribution fees -- Series II                  3,523
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              3,594
-------------------------------------------------------------
Accrued transfer agent fees                               781
-------------------------------------------------------------
Accrued operating expenses                             26,830
=============================================================
    Total liabilities                              12,667,155
=============================================================
Net assets applicable to shares outstanding      $ 86,107,849
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $ 84,006,147
-------------------------------------------------------------
Undistributed net investment income                 2,959,273
-------------------------------------------------------------
Undistributed net realized gain (loss)            (13,710,861)
-------------------------------------------------------------
Unrealized appreciation                            12,853,290
=============================================================
                                                 $ 86,107,849
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $ 80,439,193
_____________________________________________________________
=============================================================
Series II                                        $  5,668,656
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                            6,370,687
_____________________________________________________________
=============================================================
Series II                                             452,519
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      12.63
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      12.53
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Interest                                          $  851,347
------------------------------------------------------------
Dividends (net of foreign withholding taxes of
  $10,058)                                           463,562
------------------------------------------------------------
Dividends from affiliated money market funds          67,451
============================================================
    Total investment income                        1,382,360
============================================================

EXPENSES:

Advisory fees                                        327,825
------------------------------------------------------------
Administrative services fees                         115,500
------------------------------------------------------------
Custodian fees                                        11,036
------------------------------------------------------------
Distribution fees -- Series II                         7,106
------------------------------------------------------------
Transfer agent fees                                    4,367
------------------------------------------------------------
Trustees' and officer's fees and benefits              9,721
------------------------------------------------------------
Other                                                 36,156
============================================================
    Total expenses                                   511,711
============================================================
Less: Fees waived and expense offset
  arrangements                                      (107,419)
============================================================
    Net expenses                                     404,292
============================================================
Net investment income                                978,068
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains from
    securities sold to affiliates of $192,512)     3,875,564
------------------------------------------------------------
  Foreign currencies                                   1,121
------------------------------------------------------------
  Futures contracts                                 (129,552)
------------------------------------------------------------
  Swap Agreements                                       (652)
============================================================
                                                   3,746,481
============================================================
Change in net unrealized appreciation of:
  Investment securities                              291,255
------------------------------------------------------------
  Foreign currencies                                   1,339
------------------------------------------------------------
  Futures contracts                                   54,894
------------------------------------------------------------
  Swap agreements                                      1,151
============================================================
                                                     348,639
============================================================
Net realized and unrealized gain                   4,095,120
============================================================
Net increase in net assets resulting from
  operations                                      $5,073,188
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Basic Balanced Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                    JUNE 30,      DECEMBER 31,
                                                      2007            2006
-------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                            $   978,068    $  1,993,006
-------------------------------------------------------------------------------
  Net realized gain                                  3,746,481       3,777,882
-------------------------------------------------------------------------------
  Change in net unrealized appreciation                348,639       3,408,364
===============================================================================
    Net increase in net assets resulting from
     operations                                      5,073,188       9,179,252
===============================================================================
Distributions to shareholders from net
  investment income:

  Series I                                                  --      (1,595,527)
-------------------------------------------------------------------------------
  Series II                                                 --         (98,205)
===============================================================================
    Decrease in net assets resulting from
     distributions                                          --      (1,693,732)
===============================================================================
Share transactions-net:

  Series I                                          (8,524,726)    (13,432,639)
-------------------------------------------------------------------------------
  Series II                                           (529,897)       (466,801)
===============================================================================
    Net increase (decrease) in net assets
     resulting from share transactions              (9,054,623)    (13,899,440)
===============================================================================
    Net increase (decrease) in net assets           (3,981,435)     (6,413,920)
_______________________________________________________________________________
===============================================================================

NET ASSETS:

  Beginning of period                               90,089,284      96,503,204
===============================================================================
  End of period (including undistributed net
    investment income of $2,959,273 and
    $1,981,205, respectively)                      $86,107,849    $ 90,089,284
_______________________________________________________________________________
===============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Basic Balanced Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Basic Balanced Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund"). The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital and current income.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement

AIM V.I. Basic Balanced Fund

     date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of

AIM V.I. Basic Balanced Fund

     operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. COVERED CALL OPTIONS WRITTEN -- The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N. PUT OPTIONS PURCHASED AND WRITTEN -- The Fund may purchase and write put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

       Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or

AIM V.I. Basic Balanced Fund

     "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

       A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

       Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. The Fund accrues for the fixed payments on swap agreements on a daily basis with the net amount accrued, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

P. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $150 million                                            0.75%
-------------------------------------------------------------------
Over $150 million                                             0.50%
 __________________________________________________________________
===================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.62%
--------------------------------------------------------------------
Next $4.85 billion                                            0.50%
--------------------------------------------------------------------
Next $5 billion                                               0.475%
--------------------------------------------------------------------
Over $10 billion                                              0.45%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.91% and Series II shares to 1.16% of average daily net assets, through at least April 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, Effective July 1, 2007, AIM has contractually agreed through at least April 30, 2009 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $107,088.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

AIM V.I. Basic Balanced Fund


    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2007, AIM was paid $24,794 for accounting and fund administrative services and reimbursed $90,706 for services provided by insurance companies.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                                                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND                                               12/31/06          AT COST          FROM SALES         06/30/07        INCOME
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio -- Institutional Class    $1,436,490       $11,176,889       $(12,023,439)      $  589,940       $33,811
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio -- Institutional Class           1,436,490        11,176,889        (12,023,439)         589,940        33,640
=================================================================================================================================
  Total Investments in Affiliates                 $2,872,980       $22,353,778       $(24,046,878)      $1,179,880       $67,451
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2007, the Fund engaged in securities sales of $728,488, which resulted in net realized gains of $192,512, and securities purchases of $32,878.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $331.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $2,369 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM V.I. Basic Balanced Fund

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--FUTURES CONTRACTS

On June 30, 2007, $91,580 principal amount of U.S. Mortgage-backed obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                           OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                              NUMBER OF       MONTH/           VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS     COMMITMENT       06/30/07       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                        1        Sept-07/Long     $  203,781         $    748
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                       23        Sept-07/Long      2,393,797            1,872
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                      53        Sept-07/Long      5,602,266          (30,932)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds                                         14        Sept-07/Long      1,508,500            7,469
==========================================================================================================================
                                                                                            $9,708,344         $(20,843)
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2009                                                $ 1,166,135
-----------------------------------------------------------------------------
December 31, 2010                                                 16,216,953
=============================================================================
Total capital loss carryforward                                  $17,383,088
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

AIM V.I. Basic Balanced Fund

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $23,975,832 and $32,120,826, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $13,800,647
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,006,518)
===============================================================================
Net unrealized appreciation of investment securities               $12,794,129
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $80,147,628.

NOTE 11--SHARE INFORMATION


                                           CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                  JUNE 30, 2007(a)            DECEMBER 31, 2006
                                                              ------------------------    --------------------------
                                                               SHARES        AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     152,787    $  1,868,621       360,135    $  4,088,599
--------------------------------------------------------------------------------------------------------------------
  Series II                                                     14,317         174,957        47,372         532,918
====================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                          --              --       134,985       1,595,527
--------------------------------------------------------------------------------------------------------------------
  Series II                                                         --              --         8,358          98,205
====================================================================================================================
Reacquired:
  Series I                                                    (847,509)    (10,393,347)   (1,679,810)    (19,116,765)
--------------------------------------------------------------------------------------------------------------------
  Series II                                                    (58,234)       (704,854)      (97,098)     (1,097,924)
====================================================================================================================
                                                              (738,639)   $ (9,054,623)   (1,226,058)   $(13,899,440)
____________________________________________________________________________________________________________________
====================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 79% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM V.I. Basic Balanced Fund


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           SERIES I
                                                             --------------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED                        YEAR ENDED DECEMBER 31,
                                                              JUNE 30,        ---------------------------------------------------
                                                                2007           2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 11.92         $ 10.99    $ 10.59    $  9.99    $  8.75    $ 10.84
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                       0.14            0.25       0.18       0.13       0.14       0.18
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.57            0.91       0.38       0.62       1.29      (2.02)
=================================================================================================================================
    Total from investment operations                             0.71            1.16       0.56       0.75       1.43      (1.84)
=================================================================================================================================
Less dividends from net investment income                          --           (0.23)     (0.16)     (0.15)     (0.19)     (0.25)
=================================================================================================================================
Net asset value, end of period                                $ 12.63         $ 11.92    $ 10.99    $ 10.59    $  9.99    $  8.75
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                  5.96%          10.55%      5.29%      7.52%     16.36%    (17.02)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $80,439         $84,212    $90,633    $99,070    $97,665    $82,866
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.91%(c)        0.91%      0.95%      1.12%      1.11%      1.17%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.15%(c)        1.15%      1.15%      1.12%      1.11%      1.17%
=================================================================================================================================
Ratio of net investment income to average net assets             2.25%(c)        2.16%      1.68%      1.24%      1.47%      1.90%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                         28%             44%        44%        51%       131%        90%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $82,412,554.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                     SERIES II
                                                  -------------------------------------------------------------------------------
                                                                                                                 JANUARY 24, 2002
                                                     SIX MONTHS                                                    (DATE SALES
                                                       ENDED                   YEAR ENDED DECEMBER 31,            COMMENCED) TO
                                                      JUNE 30,           ------------------------------------      DECEMBER 31
                                                        2007              2006      2005      2004      2003           2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $11.84            $10.91    $10.53    $ 9.95    $ 8.73        $ 10.70
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                               0.12              0.22      0.15      0.10      0.12           0.14
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                             0.57              0.91      0.37      0.62      1.29          (1.86)
=================================================================================================================================
    Total from investment operations                     0.69              1.13      0.52      0.72      1.41          (1.72)
=================================================================================================================================
Less dividends from net investment income                  --             (0.20)    (0.14)    (0.14)    (0.19)         (0.25)
=================================================================================================================================
Net asset value, end of period                         $12.53            $11.84    $10.91    $10.53    $ 9.95        $  8.73
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          5.83%            10.36%     4.91%     7.24%    16.15%        (16.12)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $5,669            $5,878    $5,870    $5,642    $4,133        $   733
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements         1.16%(c)          1.16%     1.20%     1.37%     1.36%          1.42%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                       1.40%(c)          1.40%     1.40%     1.37%     1.36%          1.42%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 2.00%(c)          1.91%     1.43%     0.99%     1.22%          1.65%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                 28%               44%       44%       51%      131%            90%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $5,731,864.
(d)  Annualized
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM V.I. Basic Balanced Fund


NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM V.I. Basic Balanced Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information about   actual ending account balance or expenses
ongoing costs, including management fees;    actual account values and actual expenses.   you paid for the period. You may use this
distribution and/or service fees (12b-1);    You may use the information in this table,   information to compare the ongoing costs
and other Fund expenses. This example is     together with the amount you invested, to    of investing in the Fund and other funds.
intended to help you understand your         estimate the expenses that you paid over     To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   the period. Simply divide your account       example with the 5% hypothetical examples
the Fund and to compare these costs with     value by $1,000 (for example, an $8,600      that appear in the shareholder reports of
ongoing costs of investing in other mutual   account value divided by $1,000 = 8.6),      the other funds.
funds. The example is based on an            then multiply the result by the number in
investment of $1,000 invested at the         the table under the heading entitled            Please note that the expenses shown in
beginning of the period and held for the     "Actual Expenses Paid During Period" to      the table are meant to highlight your
entire period January 1, 2007, through       estimate the expenses you paid on your       ongoing costs. Therefore, the hypothetical
June 30, 2007.                               account during this period.                  information is useful in comparing ongoing
                                                                                          costs, and will not help you determine the
   The actual and hypothetical expenses in   HYPOTHETICAL EXAMPLE FOR COMPARISON          relative total costs of owning different
the examples below do not represent the      PURPOSES                                     funds.
effect of any fees or other expenses
assessed in connection with a variable       The table below also provides information
product; if they did, the expenses shown     about hypothetical account values and
would be higher while the ending account     hypothetical expenses based on the Fund's
values shown would be lower.                 actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

Series I           $1,000.00            $1,059.60             $4.65              $1,020.28             $4.56              0.91%
Series II           1,000.00             1,058.30              5.92               1,019.04              5.81              1.16

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. Basic Balanced Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     Committee considers each Sub-Committee's     sory fees, expense limitations and/or fee
Variable Insurance Funds is required under   recommendations and makes its own            waivers.
the Investment Company Act of 1940 to        recommendations regarding the performance,
approve annually the renewal of the AIM      fees and expenses of the AIM Funds to the    A. NATURE, EXTENT AND QUALITY OF SERVICES
V.I. Basic Balanced Fund (the Fund)          full Board. Moreover, the Investments           PROVIDED BY AIM
investment advisory agreement with A I M     Committee considers each Sub-Committee's
Advisors, Inc. (AIM). During contract        recommendations in making its annual         The Board reviewed the advisory services
renewal meetings held on June 25-27, 2007,   recommendation to the Board whether to       provided to the Fund by AIM under the
the Board as a whole and the disinterested   approve the continuance of each AIM Fund's   Fund's advisory agreement, the performance
or "independent" Trustees, voting            investment advisory agreement and            of AIM in providing these services, and
separately, approved the continuance of      sub-advisory agreement, if applicable        the credentials and experience of the
the Fund's investment advisory agreement     (advisory agreements), for another year.     officers and employees of AIM who provide
for another year, effective July 1, 2007.                                                 these services. The Board's review of the
In doing so, the Board determined that the      The independent Trustees, as mentioned    qualifications of AIM to provide these
Fund's advisory agreement is in the best     above, are assisted in their annual          services included the Board's
interests of the Fund and its shareholders   evaluation of the advisory agreements by     consideration of AIM's portfolio and
and that the compensation to AIM under the   the independent Senior Officer. One          product review process, various back
Fund's advisory agreement is fair and        responsibility of the Senior Officer is to   office support functions provided by AIM,
reasonable.                                  manage the process by which the AIM Funds'   and AIM's equity and fixed income trading
                                             proposed management fees are negotiated      operations. The Board concluded that the
   The independent Trustees met separately   during the annual contract renewal process   nature, extent and quality of the advisory
during their evaluation of the Fund's        to ensure that they are negotiated in a      services provided to the Fund by AIM were
investment advisory agreement with           manner which is at arms' length and          appropriate and that AIM currently is
independent legal counsel from whom they     reasonable. Accordingly, the Senior          providing satisfactory advisory services
received independent legal advice, and the   Officer must either supervise a              in accordance with the terms of the Fund's
independent Trustees also received           competitive bidding process or prepare an    advisory agreement. In addition, based on
assistance during their deliberations from   independent written evaluation. The Senior   their ongoing meetings throughout the year
the independent Senior Officer, a            Officer has recommended that an              with the Fund's portfolio managers, the
full-time officer of the AIM Funds who       independent written evaluation be provided   Board concluded that these individuals are
reports directly to the independent          and, upon the direction of the Board, has    competent and able to continue to carry
Trustees. The following discussion more      prepared an independent written              out their responsibilities under the
fully describes the process employed by      evaluation.                                  Fund's advisory agreement.
the Board to evaluate the performance of
the AIM Funds (including the Fund)              During the annual contract renewal           In determining whether to continue the
throughout the year and, more                process, the Board considered the factors    Fund's advisory agreement, the Board
specifically, during the annual contract     discussed below under the heading "Factors   considered the prior relationship between
renewal meetings.                            and Conclusions and Summary of Independent   AIM and the Fund, as well as the Board's
                                             Written Fee Evaluation" in evaluating the    knowledge of AIM's operations, and
THE BOARD'S FUND EVALUATION PROCESS          fairness and reasonableness of the Fund's    concluded that it was beneficial to
                                             advisory agreement at the contract renewal   maintain the current relationship, in
The Board's Investments Committee has        meetings and at their meetings throughout    part, because of such knowledge. The Board
established three Sub-Committees which are   the year as part of their ongoing            also considered the steps that AIM and its
responsible for overseeing the management    oversight of the Fund. The Fund's advisory   affiliates have taken over the last
of a number of the series portfolios of      agreement was considered separately,         several years to improve the quality and
the AIM Funds. This Sub-Committee            although the Board also considered the       efficiency of the services they provide to
structure permits the Trustees to focus on   common interests of all of the AIM Funds     the Funds in the areas of investment
the performance of the AIM Funds that have   in their deliberations. The Board            performance, product line diversification,
been assigned to them. The Sub-Committees    comprehensively considered all of the        distribution, fund operations, shareholder
meet throughout the year to review the       information provided to them and did not     services and compliance. The Board
performance of their assigned funds, and     identify any particular factor that was      concluded that the quality and efficiency
the Sub-Committees review monthly and        controlling. Furthermore, each Trustee may   of the services AIM and its affiliates
quarterly comparative performance            have evaluated the information provided      provide to the AIM Funds in each of these
information and periodic asset flow data     differently from one another and             areas have generally improved, and support
for their assigned funds. These materials    attributed different weight to the various   the Board's approval of the continuance of
are prepared under the direction and         factors. The Trustees recognized that the    the Fund's advisory agreement.
supervision of the independent Senior        advisory arrangements and resulting
Officer. Over the course of each year, the   advisory fees for the Fund and the other     B. FUND PERFORMANCE
Sub-Committees meet with portfolio           AIM Funds are the result of years of
managers for their assigned funds and        review and negotiation between the           The Board compared the Fund's performance
other members of management and review       Trustees and AIM, that the Trustees may      during the past one, three and five
with these  individuals the performance,     focus to a greater extent on certain         calendar years to the performance of funds
investment objective(s), policies,           aspects of these arrangements in some        in the Fund's Lipper peer group that are
strategies and limitations of these funds.   years than others, and that the Trustees'    not managed by AIM, and against the
                                             deliberations and conclusions in a           performance of all funds in the Lipper
   In addition to their meetings             particular year may be based in part on      Variable Annuity Underlying Funds -
throughout the year, the Sub-Committees      their deliberations and conclusions of       Mixed-Asset Target Allocation Moderate
meet at designated contract renewal          these same arrangements throughout the       Index. The Board also reviewed the
meetings each year to conduct an in-depth    year and in prior years.                     methodology used by Lipper to identify the
review of the performance, fees and                                                       Fund's peers. The Board noted that the
expenses of their assigned funds. During     FACTORS AND CONCLUSIONS AND SUMMARY OF       Fund's performance was below the median
the contract renewal process, the Trustees   INDEPENDENT WRITTEN FEE EVALUATION           performance of its peers for the one and
receive comparative performance and fee                                                   five year periods, and comparable to such
data regarding all the AIM Funds prepared    The discussion below serves as a summary     performance for the three year period. The
by an independent company, Lipper, Inc.,     of the Senior Officer's independent          Board noted that the Fund's performance
under the direction and supervision of the   written evaluation, as well as a             was comparable to the performance of the
independent Senior Officer who also          discussion of the material factors and       Index for the one and three year periods,
prepares a separate analysis of this         related conclusions that formed the basis    and below such Index for the five year
information for the Trustees. Each           for the Board's approval of the Fund's       period. The Board also considered the
Sub-Committee then makes recommendations     advisory agreement. Unless otherwise         steps AIM has taken over the last several
to the Investments Committee regarding the   stated, information set forth below is as    years to improve the quality and
performance, fees and expenses of their      of June 27, 2007 and does not reflect any    efficiency of the services that AIM
assigned funds. The Investments              changes that may have occurred since that    provides to the AIM Funds. The Board
                                             date, including but not limited to changes   concluded that AIM continues to be
                                             to the Fund's performance, advi-             responsive to the Board's focus on fund
                                                                                          performance. Although the independent

                                                                                                                         (continued)

AIM V.I. Basic Balanced Fund

written evaluation of the Fund's Senior      D. ECONOMIES OF SCALE AND BREAKPOINTS        G. COLLATERAL BENEFITS TO AIM AND ITS
Officer (discussed below) only considered                                                    AFFILIATES
Fund performance through the most recent        The Board considered the extent to
calendar year, the Board also reviewed       which there are economies of scale in           The Board considered various other
more recent Fund performance and this        AIM's provision of advisory services to      benefits received by AIM and its
review did not change their conclusions.     the Fund. The Board also considered          affiliates resulting from AIM's
                                             whether the Fund benefits from such          relationship with the Fund, including the
C. ADVISORY FEES AND FEE WAIVERS             economies of scale through contractual       fees received by AIM and its affiliates
                                             breakpoints in the Fund's advisory fee       for their provision of administrative,
The Board compared the Fund's contractual    schedule or through advisory fee waivers     transfer agency and distribution services
advisory fee rate to the contractual         or expense limitations. The Board noted      to the Fund. The Board considered the
advisory fee rates of funds in the Fund's    that the Fund's contractual advisory fee     performance of AIM and its affiliates in
Lipper peer group that are not managed by    schedule includes one breakpoint but that,   providing these services and the
AIM, at a common asset level and as of the   due to the Fund's asset level at the end     organizational structure employed by AIM
end of the past calendar year. The Board     of the past calendar year and the way in     and its affiliates to provide these
noted that the Fund's advisory fee rate      which the breakpoint has been structured,    services. The Board also considered that
was comparable to the median advisory fee    the Fund has yet to benefit from the         these services are provided to the Fund
rate of its peers. The Board also reviewed   breakpoint. The Board also noted that        pursuant to written contracts which are
the methodology used by Lipper and noted     AIM's contractual advisory fee waiver        reviewed and approved on an annual basis
that the contractual fee rates shown by      discussed above includes breakpoints based   by the Board. The Board concluded that AIM
Lipper include any applicable long-term      on net asset levels. Based on this           and its affiliates were providing these
contractual fee waivers. The Board also      information, the Board concluded that the    services in a satisfactory manner and in
compared the Fund's contractual advisory     Fund's advisory fees would reflect           accordance with the terms of their
fee rate to the contractual advisory fee     economies of scale at higher asset levels.   contracts, and were qualified to continue
rates of other clients of AIM and its        The Board also noted that the Fund shares    to provide these services to the Fund.
affiliates with investment strategies        directly in economies of scale through
comparable to those of the Fund, including   lower fees charged by third party service       The Board considered the benefits
one mutual fund advised by AIM, two          providers based on the combined size of      realized by AIM as a result of portfolio
Canadian funds advised by an AIM affiliate   all of the AIM Funds and affiliates.         brokerage transactions executed through
and sub-advised by AIM, and one offshore                                                  "soft dollar" arrangements. Under these
fund advised and sub-advised by AIM          E. PROFITABILITY AND FINANCIAL RESOURCES     arrangements, portfolio brokerage
affiliates. The Board noted that the            OF AIM                                    commissions paid by the Fund and/or other
Fund's rate was: (i) above the rate for                                                   funds advised by AIM are used to pay for
the mutual fund; (ii) above the              The Board reviewed information from AIM      research and execution services. The Board
sub-advisory fee rates for the two           concerning the costs of the advisory and     noted that soft dollar arrangements shift
Canadian funds, although the advisory fee    other services that AIM and its affiliates   the payment obligation for the research
rate for one such Canadian fund was the      provide to the Fund and the profitability    and executions services from AIM to the
same as the Fund's; and (iii) below the      of AIM and its affiliates in providing       funds and therefore may reduce AIM's
advisory fee rate for the offshore fund.     these services. The Board also reviewed      expenses. The Board also noted that
                                             information concerning the financial         research obtained through soft dollar
   The Board noted that AIM has              condition of AIM and its affiliates. The     arrangements may be used by AIM in making
contractually agreed to waive advisory       Board also reviewed with AIM the             investment decisions for the Fund and may
fees of the Fund through December 31, 2009   methodology used to prepare the              therefore benefit Fund shareholders. The
and that this fee waiver includes            profitability information. The Board         Board concluded that AIM's soft dollar
breakpoints based on net asset levels. The   considered the overall profitability of      arrangements were appropriate. The Board
Board considered the contractual nature of   AIM, as well as the profitability of AIM     also concluded that, based on their review
this fee waiver and noted that it remains    in connection with managing the Fund. The    and representations made by AIM, these
in effect until December 31, 2009. The       Board noted that AIM continues to operate    arrangements were consistent with
Board noted that, according to information   at a net profit, although increased          regulatory requirements.
provided by AIM, this fee waiver reduces     expenses in recent years have reduced the
the Fund's effective advisory fees to a      profitability of AIM and its affiliates.        The Board considered the fact that the
level generally in line with the median      The Board concluded that the Fund's          Fund's uninvested cash and cash collateral
effective advisory fees for the Fund's       advisory fees were fair and reasonable,      from any securities lending arrangements
peers, as determined by AIM. The Board       and that the level of profits realized by    may be invested in money market funds
also noted that AIM has contractually        AIM and its affiliates from providing        advised by AIM pursuant to procedures
agreed to waive fees and/or limit expenses   services to the Fund was not excessive in    approved by the Board. The Board noted
of the Fund through at least April 30,       light of the nature, quality and extent of   that AIM will receive advisory fees from
2009 in an amount necessary to limit total   the services provided. The Board             these affiliated money market funds
annual operating expenses to a specified     considered whether AIM is financially        attributable to such investments, although
percentage of average daily net assets for   sound and has the resources necessary to     AIM has contractually agreed to waive the
each class of the Fund. The Board            perform its obligations under the Fund's     advisory fees payable by the Fund with
considered the contractual nature of this    advisory agreement, and concluded that AIM   respect to its investment of uninvested
fee waiver and noted that it remains in      has the financial resources necessary to     cash in these affiliated money market
effect until at least April 30, 2009. The    fulfill these obligations.                   funds through at least April 30, 2009. The
Board reviewed the Fund's effective                                                       Board considered the contractual nature of
advisory fee rate, after taking account of   F. INDEPENDENT WRITTEN EVALUATION OF THE     this fee waiver and noted that it remains
these fee waivers/expense limitations, and      FUND'S SENIOR OFFICER                     in effect until at least April 30, 2009.
considered the effect these fee                                                           The Board concluded that the Fund's
waivers/expense limitations would have on    The Board noted that, upon their             investment of uninvested cash and cash
the Fund's estimated total expenses. The     direction, the Senior Officer of the Fund,   collateral from any securities lending
Board concluded that the levels of fee       who is independent of AIM and AIM's          arrangements in the affiliated money
waivers/expense limitations for the Fund     affiliates, had prepared an independent      market funds is in the best interests of
were fair and reasonable.                    written evaluation to assist the Board in    the Fund and its shareholders.
                                             determining the reasonableness of the
   After taking account of the Fund's        proposed management fees of the AIM Funds,
contractual advisory fee rate, as well as    including the Fund. The Board noted that
the comparative advisory fee information     they had relied upon the Senior Officer's
and the fee waivers/expense limitations      written evaluation instead of a
discussed above, the Board concluded that    competitive bidding process. In
the Fund's advisory fees were fair and       determining whether to continue the Fund's
reasonable.                                  advisory agreement, the Board considered
                                             the Senior Officer's written evaluation.

                            AIM V.I. Basic Value Fund
               Semiannual Report to Shareholders o June 30, 2007

DOMESTIC EQUITY

Large-Cap Value

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


  [AIM INVESTMENTS LOGO]             Unless otherwise noted, all data in this
-- REGISTERED TRADEMARK --           report are from A I M Management Group Inc.

                                     THIS REPORT MUST BE ACCOMPANIED OR PRECEDED
                                     BY A CURRENTLY EFFECTIVE FUND PROSPECTUS
                                     AND VARIABLE PRODUCT PROSPECTUS, WHICH
                                     CONTAIN MORE COMPLETE INFORMATION,
                                     INCLUDING SALES CHARGES AND EXPENSES.
                                     INVESTORS SHOULD READ EACH CAREFULLY BEFORE
                                     INVESTING.

                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. Basic Value Fund

Fund performance
=======================================================================================
PERFORMANCE SUMMARY                                                                       connection with a variable product. Sales
                                                                                          charges, expenses and fees, which are
FUND VS. INDEXES                                                                          determined by the variable product
                                                                                          issuers, will vary and will lower the
Cumulative total returns, 12/31/06-6/30/07, excluding variable product issuer charges.    total return.
If variable product issuer charges were included, returns would be lower.
                                                                                             Per NASD requirements, the most recent
Series I Shares                                                                   7.71%   month-end performance data at the Fund
Series II Shares                                                                  7.55    level, excluding variable product charges,
S&P 500 Index(1) (Broad Market Index)                                             6.96    is available on the AIM automated
Russell 1000 Value Index(1) (Style-Specific Index)                                6.23    information line, 866-702-4402. As
Lipper VUF Large-Cap Value Funds Index(1) (Peer Group Index)                      7.24    mentioned above, for the most recent
Lipper Large-Cap Value Funds Index(1) (Former Peer Group Index)                   7.27    month-end performance including variable
                                                                                          product charges, please contact your
SOURCE: (1) LIPPER INC.                                                                   variable product issuer or financial
                                                                                          advisor.
The unmanaged S&P 500 -- REGISTERED TRADEMARK -- Index is an index of common stocks frequently used as a general measure of U.S. stock market performance.

   The unmanaged Russell 1000 -- REGISTERED TRADEMARK -- Value Index is a subset of the unmanaged Russell 1000 -- REGISTERED TRADEMARK -- Index, which represents the performance of the stocks of large-capitalization companies; the Value subset measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values. The Russell 1000 Value Index and the Russell 1000 Index are
trademarks/service marks of the Frank Russell Company. Russell -- REGISTERED TRADEMARK --
is a trademark of the Frank Russell Company.

   The Fund has elected to use the Lipper Variable Underlying Funds (VUF) Large-Cap
Value Funds Index as its peer group instead of the Lipper Large-Cap Value Funds Index.
In 2006, Lipper began publishing VUF indexes, allowing the Fund to be compared with the
Lipper VUF Large-Cap Value Funds Index. The unmanaged Lipper VUF Large-Cap Value Funds
Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Large-Cap Value Funds category. Lipper Inc. is an independent mutual fund performance monitor.

   The unmanaged Lipper Large-Cap Value Funds Index represents an average of the performance of the largest large-capitalization value funds tracked by Lipper Inc.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================   Fund expenses, reinvested distributions
FUND PERFORMANCE                             and changes in net asset value. Investment
As of 6/30/07                                return and principal value will fluctuate
SERIES I SHARES                              so that you may have a gain or loss when
Inception (9/10/01)                  7.59%   you sell shares.
 5 Years                            10.50
 1 Year                             20.76       The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
SERIES II SHARES                             prospectus as of the date of this report
Inception (9/10/01)                  7.33%   for Series I and Series II shares was
 5 Years                            10.22    0.97% and 1.22%, respectively. The expense
 1 Year                             20.39    ratios presented above may vary from the
==========================================   expense ratios presented in other sections
                                             of this report that are based on expenses
The performance of the Fund's Series I and   incurred during the period covered by this
Series II share classes will differ          report.
primarily due to different class expenses.
                                                AIM V.I. Basic Value Fund, a series
   The performance data quoted represent     portfolio of AIM Variable Insurance Funds,
past performance and cannot guarantee        is currently offered through insurance
comparable future results; current           companies issuing variable products. You
performance may be lower or higher. Please   cannot purchase shares of the Fund
contact your variable product issuer or      directly. Performance figures given
financial advisor for the most recent        represent the Fund and are not intended to
month-end variable product performance.      reflect actual variable product values.
Performance figures reflect                  They do not reflect sales charges,
                                             expenses and fees assessed in

AIM V.I. Basic Value Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2007


----------------------------------------------------------
Consumer Discretionary                             18.5%
----------------------------------------------------------
Financials                                         17.9
----------------------------------------------------------
Health Care                                        17.2
----------------------------------------------------------
Information Technology                             16.7
----------------------------------------------------------
Industrials                                         9.3
----------------------------------------------------------
Energy                                              8.4
----------------------------------------------------------
Consumer Staples                                    4.3
----------------------------------------------------------
Materials                                           3.2
----------------------------------------------------------
Telecommunication Services                          1.5
----------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                       3.0
__________________________________________________________
==========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)


                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.01%

ADVERTISING-5.75%

Interpublic Group of Cos., Inc. (The)(a)        2,140,652   $ 24,403,433
------------------------------------------------------------------------
Omnicom Group Inc.                                445,832     23,593,429
========================================================================
                                                              47,996,862
========================================================================

APPAREL RETAIL-2.13%

Gap, Inc., (The)                                  931,898     17,799,252
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.98%

Bank of New York Mellon Corp.(a)                  398,775     16,525,236
========================================================================

BREWERS-2.51%

Molson Coors Brewing Co.-Class B                  226,656     20,956,614
========================================================================

BROADCASTING & CABLE TV-0.00%

Citadel Broadcasting Corp.                              1              6
========================================================================

BUILDING PRODUCTS-2.17%

American Standard Cos., Inc.                      306,293     18,065,161
========================================================================

COMPUTER HARDWARE-3.91%

Dell Inc.(a)                                    1,144,153     32,665,568
========================================================================

CONSTRUCTION MATERIALS-3.21%

Cemex S.A.B. de C.V.-ADR (Mexico)(a)              726,468     26,806,669
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.48%

First Data Corp.                                  520,338     16,999,443
------------------------------------------------------------------------
Western Union Co. (The)                           978,088     20,373,573
========================================================================
                                                              37,373,016
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


EDUCATION SERVICES-2.69%

Apollo Group, Inc.-Class A(a)                     383,655   $ 22,416,962
========================================================================

ELECTRONIC MANUFACTURING SERVICES-1.13%

Tyco Electronics Ltd.(a)                          240,633      9,399,135
========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.02%

Waste Management, Inc.                            217,973      8,511,846
========================================================================

GENERAL MERCHANDISE STORES-2.81%

Target Corp.                                      369,107     23,475,205
========================================================================

HEALTH CARE DISTRIBUTORS-3.53%

Cardinal Health, Inc.                             416,419     29,415,838
========================================================================

HEALTH CARE EQUIPMENT-0.62%

Covidien Ltd.(a)                                  120,633      5,199,293
========================================================================

HOME IMPROVEMENT RETAIL-1.90%

Home Depot, Inc. (The)                            402,744     15,847,977
========================================================================

INDUSTRIAL CONGLOMERATES-4.01%

General Electric Co.                              537,147     20,561,987
------------------------------------------------------------------------
Tyco International Ltd.                           240,633     12,917,193
========================================================================
                                                              33,479,180
========================================================================

INDUSTRIAL MACHINERY-2.11%

Illinois Tool Works Inc.                          324,707     17,595,872
========================================================================

INSURANCE BROKERS-0.56%

Marsh & McLennan Cos., Inc.                       152,100      4,696,848
========================================================================

AIM V.I. Basic Value Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-3.35%

Merrill Lynch & Co., Inc.                         137,964   $ 11,531,031
------------------------------------------------------------------------
Morgan Stanley                                    196,183     16,455,830
========================================================================
                                                              27,986,861
========================================================================

LIFE SCIENCES TOOLS & SERVICES-2.40%

Waters Corp.(a)                                   337,105     20,010,553
========================================================================

MANAGED HEALTH CARE-3.92%

UnitedHealth Group Inc.                           640,194     32,739,521
========================================================================

MOVIES & ENTERTAINMENT-2.18%

Walt Disney Co. (The)                             532,969     18,195,562
========================================================================

MULTI-LINE INSURANCE-0.96%

American International Group, Inc.                114,118      7,991,684
========================================================================

OIL & GAS DRILLING-3.25%

Transocean Inc.(a)                                255,690     27,098,026
========================================================================

OIL & GAS EQUIPMENT & SERVICES-5.13%

Halliburton Co.                                   651,375     22,472,437
------------------------------------------------------------------------
Weatherford International Ltd.(a)                 367,862     20,320,697
========================================================================
                                                              42,793,134
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-6.13%

Citigroup Inc.                                    607,997     31,184,166
------------------------------------------------------------------------
JPMorgan Chase & Co.                              412,885     20,004,278
========================================================================
                                                              51,188,444
========================================================================

PACKAGED FOODS & MEATS-1.79%

Unilever N.V. (Netherlands)(b)                    481,511     14,973,283
========================================================================

PHARMACEUTICALS-6.75%

Pfizer Inc.                                       673,437     17,219,784
------------------------------------------------------------------------
Sanofi-Aventis (France)(b)                        212,227     17,137,056
------------------------------------------------------------------------
Wyeth                                             382,385     21,925,956
========================================================================
                                                              56,282,796
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


PROPERTY & CASUALTY INSURANCE-1.50%

ACE Ltd.                                          200,089   $ 12,509,564
========================================================================

SEMICONDUCTOR EQUIPMENT-1.96%

KLA-Tencor Corp.                                  297,805     16,364,385
========================================================================

SPECIALIZED CONSUMER SERVICES-1.03%

H&R Block, Inc.                                   369,280      8,630,074
========================================================================

SYSTEMS SOFTWARE-5.24%

CA Inc.                                           966,154     24,955,758
------------------------------------------------------------------------
Microsoft Corp.                                   637,613     18,790,455
========================================================================
                                                              43,746,213
========================================================================

THRIFTS & MORTGAGE FINANCE-3.40%

Fannie Mae                                        433,913     28,347,536
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.50%

Sprint Nextel Corp.                               604,969     12,528,908
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $572,565,914)                          809,613,084
========================================================================

MONEY MARKET FUNDS-2.62%

Liquid Assets Portfolio-Institutional
  Class(c)                                     10,909,166     10,909,166
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)       10,909,166     10,909,166
========================================================================
    Total Money Market Funds (Cost
      $21,818,332)                                            21,818,332
========================================================================
TOTAL INVESTMENTS-99.63% (Cost $594,384,246)                 831,431,416
========================================================================
OTHER ASSETS LESS LIABILITIES-0.37%                            3,106,506
========================================================================
NET ASSETS-100.00%                                          $834,537,922
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(*) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $32,110,339, which represented 3.85% of the Fund's Net Assets. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Basic Value Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $572,565,914)       $809,613,084
------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $21,818,332)                              21,818,332
------------------------------------------------------------
    Total investments (Cost $594,384,246)        831,431,416
------------------------------------------------------------
Foreign currencies, at value (Cost $13,149)           13,289
------------------------------------------------------------
Receivables for:
  Investments sold                                10,312,696
------------------------------------------------------------
  Fund shares sold                                    31,917
------------------------------------------------------------
  Dividends                                          621,922
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                23,557
============================================================
    Total assets                                 842,434,797
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            6,172,311
------------------------------------------------------------
  Fund shares reacquired                             810,285
------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             67,607
------------------------------------------------------------
Accrued administrative services fees                 584,600
------------------------------------------------------------
Accrued distribution fees -- Series II               219,057
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             5,702
------------------------------------------------------------
Accrued transfer agent fees                            1,491
------------------------------------------------------------
Accrued operating expenses                            35,822
============================================================
    Total liabilities                              7,896,875
============================================================
Net assets applicable to shares outstanding     $834,537,922
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $498,858,819
------------------------------------------------------------
Undistributed net investment income                5,753,496
------------------------------------------------------------
Undistributed net realized gain                   92,878,298
------------------------------------------------------------
Unrealized appreciation                          237,047,309
============================================================
                                                $834,537,922
____________________________________________________________
============================================================

NET ASSETS:

Series I                                        $485,889,744
____________________________________________________________
============================================================
Series II                                       $348,648,178
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                          33,771,306
____________________________________________________________
============================================================
Series II                                         24,476,084
____________________________________________________________
============================================================
Series I:
  Net asset value per share                     $      14.39
____________________________________________________________
============================================================
Series II:
  Net asset value per share                     $      14.24
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of
  $133,353)                                     $  6,072,148
------------------------------------------------------------
Dividends from affiliated money market funds         544,948
============================================================
    Total investment income                        6,617,096
============================================================

EXPENSES:

Advisory fees                                      2,943,649
------------------------------------------------------------
Administrative services fees                       1,114,329
------------------------------------------------------------
Custodian fees                                        13,726
------------------------------------------------------------
Distribution fees -- Series II                       425,480
------------------------------------------------------------
Transfer agent fees                                   11,707
------------------------------------------------------------
Trustees' and officer's fees and benefits             20,900
------------------------------------------------------------
Other                                                 31,829
============================================================
    Total expenses                                 4,561,620
============================================================
Less: Fees waived and expense offset
  arrangement                                       (206,251)
============================================================
    Net expenses                                   4,355,369
============================================================
Net investment income                              2,261,727
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains
    from securities sold to affiliates of
    $650,281)                                     54,756,437
------------------------------------------------------------
  Foreign currencies                                    (856)
============================================================
                                                  54,755,581
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            4,286,213
------------------------------------------------------------
  Foreign currencies                                  (1,212)
============================================================
                                                   4,285,001
============================================================
    Net realized and unrealized gain              59,040,582
============================================================
Net increase in net assets resulting from
  operations                                    $ 61,302,309
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Basic Value Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                              JUNE 30,      DECEMBER 31,
                                                                2007            2006
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                     $  2,261,727    $  3,567,406
----------------------------------------------------------------------------------------
  Net realized gain                                           54,755,581      40,034,739
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation                        4,285,001      57,602,074
========================================================================================
    Net increase in net assets resulting from operations      61,302,309     101,204,219
========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                            --      (1,857,288)
----------------------------------------------------------------------------------------
  Series II                                                           --        (415,065)
========================================================================================
    Total distributions from net investment income                    --      (2,272,353)
========================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                            --     (20,535,697)
----------------------------------------------------------------------------------------
  Series II                                                           --     (14,423,526)
========================================================================================
    Total distributions from net realized gains                       --     (34,959,223)
========================================================================================
    Decrease in net assets resulting from distributions               --     (37,231,576)
========================================================================================
Share transactions-net:
  Series I                                                   (39,649,955)    (34,896,912)
----------------------------------------------------------------------------------------
  Series II                                                  (15,923,814)    (50,991,677)
========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                      (55,573,769)    (85,888,589)
========================================================================================
    Net increase (decrease) in net assets                      5,728,540     (21,915,946)
========================================================================================

NET ASSETS:

  Beginning of period                                        828,809,382     850,725,328
========================================================================================
  End of period (including undistributed net investment
    income of $5,753,496 and $3,491,769, respectively)      $834,537,922    $828,809,382
________________________________________________________________________________________
========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Basic Value Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Basic Value Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund"). The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

AIM V.I. Basic Value Fund


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. Basic Value Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.725%
--------------------------------------------------------------------
Next $500 million                                             0.70%
--------------------------------------------------------------------
Next $500 million                                             0.675%
====================================================================
Over $1.5 billion                                             0.65%
 ___________________________________________________________________
====================================================================


    Effective July 1, 2007, the Trustees approved a reduced contractual advisory fee schedule for the Fund. Prior to July 1, 2007 AIM had contractually waived advisory fees to the same reduced advisory fee schedule. Under the terms of the investment advisory agreement, the Fund will pay an advisory fee to AIM based on the following annual rates of the Fund's average daily net assets:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $250 million                                             0.67%
--------------------------------------------------------------------
Next $500 million                                             0.645%
--------------------------------------------------------------------
Next $1.5 billion                                             0.62%
--------------------------------------------------------------------
Next $2.5 billion                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
====================================================================
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset custodian expenses. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, effective July 1, 2007, AIM has contractually agreed through at least April 30, 2009 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $198,456.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2007, AIM was paid $99,642 for accounting and fund administrative services and reimbursed $1,014,687 for services provided by insurance companies.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average

AIM V.I. Basic Value Fund

daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                                            VALUE          PURCHASES        PROCEEDS           VALUE         DIVIDEND
FUND                                      12/31/06          AT COST        FROM SALES        06/30/07         INCOME
----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class                    $ 6,586,888     $ 57,776,941     $ (53,454,663)    $10,909,166      $273,160
----------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class                      6,586,888       57,776,941       (53,454,663)     10,909,166       271,788
======================================================================================================================
  Total Investments in Affiliates        $13,173,776     $115,553,882     $(106,909,326)    $21,818,332      $544,948
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2007, the Fund engaged in securities sales of $1,425,179, which resulted in net realized gains of $650,281, and securities purchases of $448,548.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of (i) custodian credits which result from periodic overnight cash balances at the custodian and (ii) a one time custodian fee credit used to offset custodian fees. For the six months ended June 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $7,795.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $3,806 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

AIM V.I. Basic Value Fund


    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2006.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $109,804,070 and $179,381,220, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

              UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                    $ 240,885,361
-----------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                     (6,155,552)
===========================================================================================================
Net unrealized appreciation of investment securities                                          $ 234,729,809
___________________________________________________________________________________________________________
===========================================================================================================
Cost of investments for tax purposes is $596,701,607.

NOTE 10--SHARE INFORMATION


                                       CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                  JUNE 30, 2007(a)                 DECEMBER 31, 2006
                                           ------------------------------    ------------------------------
                                              SHARES           AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Series I                                      588,696     $  8,105,258        1,696,765     $  21,715,334
-----------------------------------------------------------------------------------------------------------
  Series II                                   2,355,524       32,687,721        7,249,058        88,895,732
===========================================================================================================
Issued as reinvestment of dividends:
  Series I                                           --               --        1,691,639        22,363,469
-----------------------------------------------------------------------------------------------------------
  Series II                                          --               --        1,131,836        14,838,368
===========================================================================================================
Reacquired:
  Series I                                   (3,460,155)     (47,755,213)      (6,148,598)      (78,975,715)
-----------------------------------------------------------------------------------------------------------
  Series II                                  (3,521,980)     (48,611,535)     (12,371,865)     (154,725,777)
===========================================================================================================
                                             (4,037,915)    $(55,573,769)      (6,751,165)    $ (85,888,589)
___________________________________________________________________________________________________________
===========================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 62% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM V.I. Basic Value Fund


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         SERIES I
                                                         ------------------------------------------------------------------------
                                                         SIX MONTHS                             YEAR ENDED
                                                           ENDED                               DECEMBER 31,
                                                          JUNE 30,        -------------------------------------------------------
                                                            2007            2006        2005        2004        2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  13.35        $  12.37    $  11.84    $  10.66    $   7.98    $ 10.25
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.05            0.07(a)     0.05        0.02        0.00       0.02(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               0.99            1.54        0.63        1.16        2.68      (2.29)
=================================================================================================================================
    Total from investment operations                          1.04            1.61        0.68        1.18        2.68      (2.27)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                          --           (0.05)      (0.01)         --       (0.00)     (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         --           (0.58)      (0.14)         --          --         --
=================================================================================================================================
    Total distributions                                         --           (0.63)      (0.15)         --       (0.00)     (0.00)
=================================================================================================================================
Net asset value, end of period                            $  14.39        $  13.35    $  12.37    $  11.84    $  10.66    $  7.98
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               7.79%          13.12%       5.74%      11.07%      33.63%    (22.15)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $485,890        $489,352    $487,332    $496,837    $309,384    $97,916
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              0.95%(c)        0.97%       0.97%       1.02%       1.04%      1.16%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           1.00%(c)        1.02%       1.02%       1.02%       1.04%      1.16%
=================================================================================================================================
Ratio of net investment income to average net assets          0.65%(c)        0.54%       0.38%       0.17%       0.01%      0.18%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                      14%             15%         16%         14%         18%        22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $486,950,890.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM V.I. Basic Value Fund

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    SERIES II
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS                                YEAR ENDED
                                                   ENDED                                  DECEMBER 31,
                                                  JUNE 30,     ------------------------------------------------------------------
                                                    2007          2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  13.24      $  12.26      $  11.76      $  10.61      $   7.96      $  10.25
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        0.03          0.04(a)       0.02         (0.01)        (0.02)        (0.01)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.97          1.54          0.62          1.16          2.67         (2.28)
=================================================================================================================================
    Total from investment operations                  1.00          1.58          0.64          1.15          2.65         (2.29)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                  --         (0.02)           --            --         (0.00)        (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --         (0.58)        (0.14)           --            --            --
=================================================================================================================================
    Total distributions                                 --         (0.60)        (0.14)           --         (0.00)        (0.00)
=================================================================================================================================
Net asset value, end of period                    $  14.24      $  13.24      $  12.26      $  11.76      $  10.61      $   7.96
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       7.55%        12.94%         5.43%        10.84%        33.29%       (22.34)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $348,648      $339,457      $363,393      $353,605      $253,877      $104,597
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                    1.20%(c)      1.22%         1.22%         1.27%         1.29%         1.41%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                    1.25%(c)      1.27%         1.27%         1.27%         1.29%         1.41%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  0.40%(c)      0.29%         0.13%        (0.08)%       (0.24)%       (0.07)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                              14%           15%           16%           14%           18%           22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $343,204,562.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants;

AIM V.I. Basic Value Fund
and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM V.I. Basic Value Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information about   actual ending account balance or expenses
ongoing costs, including management fees;    actual account values and actual expenses.   you paid for the period. You may use this
distribution and/or service fees (12b-1);    You may use the information in this table,   information to compare the ongoing costs
and other Fund expenses. This example is     together with the amount you invested, to    of investing in the Fund and other funds.
intended to help you understand your         estimate the expenses that you paid over     To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   the period. Simply divide your account       example with the 5% hypothetical examples
the Fund and to compare these costs with     value by $1,000 (for example, an $8,600      that appear in the shareholder reports of
ongoing costs of investing in other mutual   account value divided by $1,000 = 8.6),      the other funds.
funds. The example is based on an            then multiply the result by the number in
investment of $1,000 invested at the         the table under the heading entitled            Please note that the expenses shown in
beginning of the period and held for the     "Actual Expenses Paid During Period" to      the table are meant to highlight your
entire period January 1, 2007, through       estimate the expenses you paid on your       ongoing costs. Therefore, the hypothetical
June 30, 2007.                               account during this period..                 information is useful in comparing ongoing
                                                                                          costs, and will not help you determine the
   The actual and hypothetical expenses in   HYPOTHETICAL EXAMPLE FOR COMPARISON          relative total costs of owning different
the examples below do not represent the      PURPOSES                                     funds.
effect of any fees or other expenses
assessed in connection with a variable       The table below also provides information
product; if they did, the expenses shown     about hypothetical account values and
would be higher while the ending account     hypothetical expenses based on the Fund's
values shown would be lower.                 actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

Series I           $1,000.00            $1,077.10             $4.89              $1,020.08             $4.76              0.95%
Series II           1,000.00             1,075.50              6.18               1,018.84              6.01              1.20

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. Basic Value Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     regarding the performance, fees and          ment, the performance of AIM in providing
Variable Insurance Funds is required under   expenses of the AIM Funds to the full        these services, and the credentials and
the Investment Company Act of 1940 to        Board. Moreover, the Investments Committee   experience of the officers and employees
approve annually the renewal of the AIM      considers each Sub-Committee's               of AIM who provide these services. The
V.I. Basic Value Fund (the Fund)             recommendations in making its annual         Board's review of the qualifications of
investment advisory agreement with A I M     recommendation to the Board whether to       AIM to provide these services included the
Advisors, Inc. (AIM). During contract        approve the continuance of each AIM Fund's   Board's consideration of AIM's portfolio
renewal meetings held on June 25-27, 2007,   investment advisory agreement and            and product review process, various back
the Board as a whole and the disinterested   sub-advisory agreement, if applicable        office support functions provided by AIM,
or "independent" Trustees, voting            (advisory agreements), for another year.     and AIM's equity and fixed income trading
separately, approved the continuance of                                                   operations. The Board concluded that the
the Fund's investment advisory agreement        The independent Trustees, as mentioned    nature, extent and quality of the advisory
for another year, effective July 1, 2007.    above, are assisted in their annual          services provided to the Fund by AIM were
In doing so, the Board determined that the   evaluation of the advisory agreements by     appropriate and that AIM currently is
Fund's advisory agreement is in the best     the independent Senior Officer. One          providing satisfactory advisory services
interests of the Fund and its shareholders   responsibility of the Senior Officer is to   in accordance with the terms of the Fund's
and that the compensation to AIM under the   manage the process by which the AIM Funds'   advisory agreement. In addition, based on
Fund's advisory agreement is fair and        proposed management fees are negotiated      their ongoing meetings throughout the year
reasonable.                                  during the annual contract renewal process   with the Fund's portfolio managers, the
                                             to ensure that they are negotiated in a      Board concluded that these individuals are
   The independent Trustees met separately   manner which is at arms' length and          competent and able to continue to carry
during their evaluation of the Fund's        reasonable. Accordingly, the Senior          out their responsibilities under the
investment advisory agreement with           Officer must either supervise a              Fund's advisory agreement.
independent legal counsel from whom they     competitive bidding process or prepare an
received independent legal advice, and the   independent written evaluation. The Senior      In determining whether to continue the
independent Trustees also received           Officer has recommended that an              Fund's advisory agreement, the Board
assistance during their deliberations from   independent written evaluation be provided   considered the prior relationship between
the independent Senior Officer, a            and, upon the direction of the Board, has    AIM and the Fund, as well as the Board's
full-time officer of the AIM Funds who       prepared an independent written              knowledge of AIM's operations, and
reports directly to the independent          evaluation.                                  concluded that it was beneficial to
Trustees. The following discussion more                                                   maintain the current relationship, in
fully describes the process employed by         During the annual contract renewal        part, because of such knowledge. The Board
the Board to evaluate the performance of     process, the Board considered the factors    also considered the steps that AIM and its
the AIM Funds (including the Fund)           discussed below under the heading "Factors   affiliates have taken over the last
throughout the year and, more                and Conclusions and Summary of Independent   several years to improve the quality and
specifically, during the annual contract     Written Fee Evaluation" in evaluating the    efficiency of the services they provide to
renewal meetings.                            fairness and reasonableness of the Fund's    the Funds in the areas of investment
                                             advisory agreement at the contract renewal   performance, product line diversification,
THE BOARD'S FUND EVALUATION PROCESS          meetings and at their meetings throughout    distribution, fund operations, shareholder
                                             the year as part of their ongoing            services and compliance. The Board
The Board's Investments Committee has        oversight of the Fund. The Fund's advisory   concluded that the quality and efficiency
established three Sub-Committees which are   agreement was considered separately,         of the services AIM and its affiliates
responsible for overseeing the management    although the Board also considered the       provide to the AIM Funds in each of these
of a number of the series portfolios of      common interests of all of the AIM Funds     areas have generally improved, and support
the AIM Funds. This Sub-Committee structure  in their deliberations. The Board            the Board's approval of the continuance of
permits the Trustees to focus on the         comprehensively considered all of the        the Fund's advisory agreement.
performance of the AIM Funds that have       information provided to them and did not
been assigned to them. The Sub-Committees    identify any particular factor that was      B. FUND PERFORMANCE
meet throughout the year to review the       controlling. Furthermore, each Trustee may
performance of their assigned funds, and     have evaluated the information provided      The Board compared the Fund's performance
the Sub-Committees review monthly and        differently from one another and             during the past one, three and five
quarterly comparative performance            attributed different weight to the various   calendar years to the performance of funds
information and periodic asset flow data     factors. The Trustees recognized that the    in the Fund's Lipper peer group that are
for their assigned funds. These materials    advisory arrangements and resulting          not managed by AIM, and against the
are prepared under the direction and         advisory fees for the Fund and the other     performance of all funds in the Lipper
supervision of the independent Senior        AIM Funds are the result of years of         Variable Annuity Underlying Funds - Large
Officer. Over the course of each year, the   review and negotiation between the           Cap Growth Index. The Board also reviewed
Sub-Committees meet with portfolio managers  Trustees and AIM, that the Trustees may      the methodology used by Lipper to identify
for their assigned funds and other members   focus to a greater extent on certain         the Fund's peers. The Board noted that the
of management and review with these          aspects of these arrangements in some        Fund's performance was below the median
individuals the performance, investment      years than others, and that the Trustees'    performance of its peers for the one and
objective(s), policies, strategies and       deliberations and conclusions in a           three year periods, and comparable to such
limitations of these funds.                  particular year may be based in part on      performance for the five year period. The
                                             their deliberations and conclusions of       Board noted that the Fund's performance
   In addition to their meetings             these same arrangements throughout the       was below the performance of the Index for
throughout the year, the Sub-Committees      year and in prior years.                     the one, three and five year periods. The
meet at designated contract renewal                                                       Board also considered the steps AIM has
meetings each year to conduct an in-depth    FACTORS AND CONCLUSIONS AND SUMMARY OF       taken over the last several years to
review of the performance, fees and          INDEPENDENT WRITTEN FEE EVALUATION           improve the quality and efficiency of the
expenses of their assigned funds. During                                                  services that AIM provides to the AIM
the contract renewal process, the Trustees   The discussion below serves as a summary     Funds. The Board concluded that AIM
receive comparative performance and fee      of the Senior Officer's independent          continues to be responsive to the Board's
data regarding all the AIM Funds prepared    written evaluation, as well as a             focus on fund performance. However, due to
by an independent company, Lipper, Inc.,     discussion of the material factors and       the Fund's underperformance, the Board
under the direction and supervision of the   related conclusions that formed the basis    also concluded that it would be
independent Senior Officer who also          for the Board's approval of the Fund's       appropriate for the Board to continue to
prepares a separate analysis of this         advisory agreement. Unless otherwise         closely monitor and review the performance
information for the Trustees. Each           stated, information set forth below is as    of the Fund. Although the independent
Sub-Committee then makes recommendations     of June 27, 2007 and does not reflect any    written evaluation of the Fund's Senior
to the Investments Committee regarding the   changes that may have occurred since that    Officer (discussed below) only considered
performance, fees and expenses of their      date, including but not limited to changes   Fund performance through the most recent
assigned funds. The Investments Committee    to the Fund's performance, advisory fees,    calendar year, the Board also reviewed
considers each Sub-Committee's               expense limitations and/or fee waivers.      more recent Fund performance and this
recommendations and makes its own                                                         review did not change their conclusions.
recommendations                              A. NATURE, EXTENT AND QUALITY OF
                                                SERVICES PROVIDED BY AIM

                                             The Board reviewed the advisory services
                                             provided to the Fund by AIM under the
                                             Fund's advisory agree-
                                                                                                                         (continued)

AIM V.I. Basic Value Fund

C. ADVISORY FEES AND FEE WAIVERS             independent Senior Officer that AIM          AIM and AIM's affiliates, had prepared an
                                             consider whether the advisory fee waivers    independent written evaluation to assist
The Board compared the Fund's contractual    for certain equity AIM Funds, including      the Board in determining the
advisory fee rate to the contractual         the Fund, should be simplified. The Board    reasonableness of the proposed management
advisory fee rates of funds in the Fund's    concluded that it would be appropriate to    fees of the AIM Funds, including the Fund.
Lipper peer group that are not managed by    approve the proposed amendment to the        The Board noted that they had relied upon
AIM, at a common asset level and as of the   Fund's contractual advisory fee schedule     the Senior Officer's written evaluation
end of the past calendar year. The Board     and that it was not necessary at this time   instead of a competitive bidding process.
noted that the Fund's advisory fee rate      to discuss with AIM whether to implement     In determining whether to continue the
was above the median advisory fee rate of    any fee waivers for the Fund.                Fund's advisory agreement, the Board
its peers. The Board also reviewed the                                                    considered the Senior Officer's written
methodology used by Lipper and noted that       After taking account of the Fund's        evaluation.
the contractual fee rates shown by Lipper    contractual advisory fee rate, as well as
include any applicable long-term             the comparative advisory fee information     G. COLLATERAL BENEFITS TO AIM AND ITS
contractual fee waivers. The Board also      and the expense limitation discussed            AFFILIATES
compared the Fund's contractual advisory     above, the Board concluded that the Fund's
fee rate to the contractual advisory fee     advisory fees were fair and reasonable.      The Board considered various other
rates of other clients of AIM and its                                                     benefits received by AIM and its
affiliates with investment strategies        D. ECONOMIES OF SCALE AND BREAKPOINTS        affiliates resulting from AIM's
comparable to those of the Fund, including                                                relationship with the Fund, including the
three mutual funds advised by AIM, one       The Board considered the extent to which     fees received by AIM and its affiliates
mutual fund sub-advised by an AIM            there are economies of scale in AIM's        for their provision of administrative,
affiliate, and one offshore fund advised     provision of advisory services to the        transfer agency and distribution services
and sub-advised by AIM affiliates. The       Fund. The Board also considered whether      to the Fund. The Board considered the
Board noted that the Fund's rate was: (i)    the Fund benefits from such economies of     performance of AIM and its affiliates in
above the rates for the three mutual         scale through contractual breakpoints in     providing these services and the
funds; (ii) above the sub-advisory fee       the Fund's advisory fee schedule or          organizational structure employed by AIM
rate for the sub-advised mutual fund,        through advisory fee waivers or expense      and its affiliates to provide these
although the advisory fee rate for such      limitations. The Board noted that the        services. The Board also considered that
sub-advised fund was comparable to the       Fund's contractual advisory fee schedule     these services are provided to the Fund
Fund's; and (iii) below the advisory fee     includes three breakpoints and that the      pursuant to written contracts which are
rate for the offshore fund.                  level of the Fund's advisory fees, as a      reviewed and approved on an annual basis
                                             percentage of the Fund's net assets, has     by the Board. The Board concluded that AIM
   Additionally, the Board compared the      decreased as net assets increased because    and its affiliates were providing these
Fund's contractual advisory fee rate to      of the breakpoints. The Board noted that     services in a satisfactory manner and in
the advisory fees (before waivers) paid by   the amendment to the Fund's contractual      accordance with the terms of their
numerous separately managed accounts/wrap    advisory fee schedule discussed above        contracts, and were qualified to continue
accounts advised by an AIM affiliate. The    provides for seven breakpoints. Based on     to provide these services to the Fund.
Board noted that the Fund's rate was         this information, the Board concluded that
generally above the rates for the            the Fund's advisory fees appropriately          The Board considered the benefits
separately managed accounts/wrap accounts.   reflect economies of scale at current        realized by AIM as a result of portfolio
The Board considered that management of      asset levels. The Board also noted that      brokerage transactions executed through
the separately managed accounts/wrap         the Fund shares directly in economies of     "soft dollar" arrangements. Under these
accounts by the AIM affiliate involves       scale through lower fees charged by third    arrangements, portfolio brokerage
different levels of services and different   party service providers based on the         commissions paid by the Fund and/or other
operational and regulatory requirements      combined size of all of the AIM Funds and    funds advised by AIM are used to pay for
than AIM's management of the Fund. The       affiliates.                                  research and execution services. The Board
Board concluded that these differences are                                                noted that soft dollar arrangements shift
appropriately reflected in the fee           E. PROFITABILITY AND FINANCIAL RESOURCES     the payment obligation for the research
structure for the Fund and the separately       OF AIM                                    and executions services from AIM to the
managed accounts/wrap accounts.                                                           funds and therefore may reduce AIM's
                                             The Board reviewed information from AIM      expenses. The Board also noted that
   The Board noted that AIM has              concerning the costs of the advisory and     research obtained through soft dollar
contractually agreed to waive fees and/or    other services that AIM and its affiliates   arrangements may be used by AIM in making
limit expenses of the Fund through at        provide to the Fund and the profitability    investment decisions for the Fund and may
least April 30, 2009 in an amount            of AIM and its affiliates in providing       therefore benefit Fund shareholders. The
necessary to limit total annual operating    these services. The Board also reviewed      Board concluded that AIM's soft dollar
expenses to a specified percentage of        information concerning the financial         arrangements were appropriate. The Board
average daily net assets for each class of   condition of AIM and its affiliates. The     also concluded that, based on their review
the Fund. The Board considered the           Board also reviewed with AIM the             and representations made by AIM, these
contractual nature of this fee waiver and    methodology used to prepare the              arrangements were consistent with
noted that it remains in effect until at     profitability information. The Board         regulatory requirements.
least April 30, 2009. The Board reviewed     considered the overall profitability of
the Fund's effective advisory fee rate,      AIM, as well as the profitability of AIM        The Board considered the fact that the
after taking account of this expense         in connection with managing the Fund. The    Fund's uninvested cash and cash collateral
limitation, and considered the effect this   Board noted that AIM continues to operate    from any securities lending arrangements
expense limitation would have on the         at a net profit, although increased          may be invested in money market funds
Fund's estimated total expenses. The Board   expenses in recent years have reduced the    advised by AIM pursuant to procedures
concluded that the levels of fee             profitability of AIM and its affiliates.     approved by the Board. The Board noted
waivers/expense limitations for the Fund     The Board concluded that the Fund's          that AIM will receive advisory fees from
were fair and reasonable.                    advisory fees were fair and reasonable,      these affiliated money market funds
                                             and that the level of profits realized by    attributable to such investments, although
   The Board noted that AIM has not          AIM and its affiliates from providing        AIM has contractually agreed to waive the
proposed any advisory fee waivers for the    services to the Fund was not excessive in    advisory fees payable by the Fund with
Fund. However, the Board also noted that     light of the nature, quality and extent of   respect to its investment of uninvested
AIM has recommended that the Board approve   the services provided. The Board             cash in these affiliated money market
an amendment to the Fund's contractual       considered whether AIM is financially        funds through at least April 30, 2009. The
advisory fee schedule that would implement   sound and has the resources necessary to     Board considered the contractual nature of
the contractual advisory fee waiver that     perform its obligations under the Fund's     this fee waiver and noted that it remains
had been formerly committed to by AIM,       advisory agreement, and concluded that AIM   in effect until at least April 30, 2009.
which waiver provided for lower effective    has the financial resources necessary to     The Board concluded that the Fund's
fee rates at all asset levels than the       fulfill these obligations.                   investment of uninvested cash and cash
Fund's current contractual advisory fee                                                   collateral from any securities lending
schedule. The Board noted that AIM's         F. INDEPENDENT WRITTEN EVALUATION OF THE     arrangements in the affiliated money
recommendation was made in response to the      FUND'S SENIOR OFFICER                     market funds is in the best interests of
recommendation of the                                                                     the Fund and its shareholders.
                                             The Board noted that, upon their
                                             direction, the Senior Officer of the Fund,
                                             who is independent of

                       AIM V.I. Capital Appreciation Fund
                Semiannual Report to Shareholders o June 30, 2007

DOMESTIC EQUITY

Large-Cap Growth

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


  [AIM INVESTMENTS LOGO]             Unless otherwise noted, all data in this
-- REGISTERED TRADEMARK --           report are from A I M Management Group Inc.

                                     THIS REPORT MUST BE ACCOMPANIED OR PRECEDED
                                     BY A CURRENTLY EFFECTIVE FUND PROSPECTUS
                                     AND VARIABLE PRODUCT PROSPECTUS, WHICH
                                     CONTAIN MORE COMPLETE INFORMATION,
                                     INCLUDING SALES CHARGES AND EXPENSES.
                                     INVESTORS SHOULD READ EACH CAREFULLY BEFORE
                                     INVESTING.

                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. Capital Appreciation Fund

Fund performance
=======================================================================================
PERFORMANCE SUMMARY                                                                          AIM V.I. Capital Appreciation Fund, a
                                                                                          series portfolio of AIM Variable Insurance
FUND VS. INDEXES                                                                          Funds, is currently offered through
                                                                                          insurance companies issuing variable
Cumulative total returns, 12/31/06-6/30/07, excluding variable product issuer charges.    products. You cannot purchase shares of
If variable product issuer charges were included, returns would be lower.                 the Fund directly. Performance figures
                                                                                          given represent the Fund and are not
Series I Shares                                                                   9.65%   intended to reflect actual variable
Series II Shares                                                                  9.53    product values. They do not reflect sales
S&P 500 Index(1) (Broad Market Index)                                             6.96    charges, expenses and fees assessed in
Russell 1000 Growth Index(1) (Style-Specific Index)                               8.13    connection with a variable product. Sales
Lipper VUF Multi-Cap Growth Funds Category Average(1) (Peer Group Index)          9.15    charges, expenses and fees, which are
Lipper Multi-Cap Growth Funds Index(1) (Former Peer Group Index)                  9.32    determined by the variable product
                                                                                          issuers, will vary and will lower the
Source: (1) Lipper Inc.                                                                   total return.

The unmanaged S&P 500 -- REGISTERED TRADEMARK -- Index is an index of common stocks          Per NASD requirements, the most recent
frequently used as a general measure of U.S. stock market performance.                    month-end performance data at the Fund
                                                                                          level, excluding variable product charges,
   The unmanaged Russell 1000 -- REGISTERED TRADEMARK -- Growth Index is a subset of      is available on this AIM automated
the unmanaged Russell 1000 -- REGISTERED TRADEMARK -- Index, which represents the         information line, 866-702-4402. As
performance of the stocks of large-capitalization companies; the Growth subset measures   mentioned above, for the most recent
the performance of Russell 1000 companies with higher price/book ratios and higher        month-end performance including variable
forecasted growth values. The Russell 1000 Growth Index and the Russell 1000 Index are    product charges, please contact your
trademarks/service marks of the Frank Russell Company. Russell -- REGISTERED              variable product issuer or financial
TRADEMARK -- is a trademark of the Frank Russell Company.                                 advisor.

   The Fund has elected to use the Lipper Variable Underlying Funds (VUF) Multi-Cap
Growth Funds Category Average as its peer group instead of the Lipper Multi-Cap Growth
Funds Index. In 2006, Lipper began publishing VUF indexes, allowing the Fund to be compared with the Lipper VUF Multi-Cap Growth Funds Category Average. The unmanaged
Lipper VUF Multi-Cap Growth Funds Category Average represents the average of all the variable insurance underlying multi-cap growth funds tracked by Lipper Inc.

   The unmanaged Lipper Multi-Cap Growth Funds Index represents an average of the performance of the largest multi-capitalization growth funds tracked by Lipper Inc., an independent mutual fund performance monitor.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================      The performance of the Fund's Series I
FUND PERFORMANCE                             and Series II share classes will differ
As of 6/30/07                                primarily due to different class expenses.
SERIES I SHARES
Inception (5/5/93)                   9.18%      The performance data quoted represent
10 Years                             5.05    past performance and cannot guarantee
 5 Years                             9.08    comparable future results; current
 1 Year                             16.98    performance may be lower or higher. Please
                                             contact your variable product issuer or
SERIES II SHARES                             financial advisor for the most recent
10 Years                             4.80%   month-end variable product performance.
 5 Years                             8.82    Performance figures reflect Fund expenses,
 1 Year                             16.74    reinvested distributions and changes in
==========================================   net asset value. Investment return and
                                             principal value will fluctuate so that you
Series II shares' inception date is August   may have a gain or loss when you sell
21, 2001. Returns since that date are        shares.
historical. All other returns are the
blended returns of the historical               The total annual Fund operating expense
performance of Series II shares since        ratio set forth in the most recent Fund
their inception and the restated             prospectus as of the date of this report
historical performance of Series I shares    for Series I and Series II shares was
(for periods prior to inception of Series    0.91% and 1.16%, respectively. The expense
II shares) adjusted to reflect the Rule      ratios presented above may vary from the
12b-1 fees applicable to Series II shares.   expense ratios presented in other sections
The inception date of Series I shares is     of this report that are based on expenses
May 5, 1993.                                 incurred during the period covered by this
                                             report.

AIM V.I. Capital Appreciation Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2007


----------------------------------------------------------
Information Technology                             23.8%
----------------------------------------------------------
Industrials                                        17.4
----------------------------------------------------------
Consumer Discretionary                             16.4
----------------------------------------------------------
Health Care                                        15.9
----------------------------------------------------------
Financials                                         10.6
----------------------------------------------------------
Energy                                              5.3
----------------------------------------------------------
Consumer Staples                                    4.7
----------------------------------------------------------
Telecommunication Services                          2.9
----------------------------------------------------------
Materials                                           1.2
----------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                       1.8
__________________________________________________________
==========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)


                                                 SHARES         VALUE
--------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-86.92%

AEROSPACE & DEFENSE-8.44%

Boeing Co. (The)                                  169,606   $   16,309,313
--------------------------------------------------------------------------
General Dynamics Corp.                            282,292       22,080,880
--------------------------------------------------------------------------
Precision Castparts Corp.                         275,250       33,404,340
--------------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc.-Class A(a)      744,470       26,838,144
--------------------------------------------------------------------------
United Technologies Corp.                         417,613       29,621,290
==========================================================================
                                                               128,253,967
==========================================================================

APPAREL RETAIL-1.32%

Aeropostale, Inc.(a)                              305,559       12,735,699
--------------------------------------------------------------------------
DSW Inc.-Class A(a)(b)                            211,490        7,364,082
==========================================================================
                                                                20,099,781
==========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.62%

Carter's, Inc.(a)                                 506,982       13,151,113
--------------------------------------------------------------------------
Phillips-Van Heusen                               188,372       11,409,692
==========================================================================
                                                                24,560,805
==========================================================================

APPLICATION SOFTWARE-3.56%

Adobe Systems Inc.(a)                             377,853       15,170,798
--------------------------------------------------------------------------
Amdocs Ltd.(a)                                    979,948       39,021,529
==========================================================================
                                                                54,192,327
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.13%

Ameriprise Financial, Inc.                        226,973       14,428,674
--------------------------------------------------------------------------
Blackstone Group L.P. (The)(a)(b)                 611,389       17,895,356
==========================================================================
                                                                32,324,030
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


BIOTECHNOLOGY-1.17%

Gilead Sciences, Inc.(a)                          460,824   $   17,866,146
==========================================================================

COMMUNICATIONS EQUIPMENT-2.36%

Cisco Systems, Inc.(a)                          1,287,151       35,847,155
==========================================================================

COMPUTER & ELECTRONICS RETAIL-0.85%

Best Buy Co., Inc.                                276,100       12,885,587
==========================================================================

COMPUTER HARDWARE-6.40%

Apple, Inc.(a)                                    364,352       44,465,518
--------------------------------------------------------------------------
Dell Inc.(a)                                      912,189       26,042,996
--------------------------------------------------------------------------
Hewlett-Packard Co.                               598,739       26,715,734
==========================================================================
                                                                97,224,248
==========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.68%

Terex Corp.(a)                                    127,665       10,379,165
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.81%

Fiserv, Inc.(a)                                   214,591       12,188,769
--------------------------------------------------------------------------
VeriFone Holdings, Inc.(a)(b)                     432,753       15,254,543
==========================================================================
                                                                27,443,312
==========================================================================

DEPARTMENT STORES-2.30%

JCPenney Co., Inc.                                260,638       18,864,978
--------------------------------------------------------------------------
Nordstrom, Inc.                                   314,782       16,091,656
==========================================================================
                                                                34,956,634
==========================================================================

DRUG RETAIL-0.69%

Longs Drug Stores Corp.                           198,497       10,425,062
==========================================================================

AIM V.I. Capital Appreciation Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------

EDUCATION SERVICES-1.35%

Apollo Group, Inc.-Class A(a)                     352,560   $   20,600,081
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-3.37%

Acuity Brands, Inc.                               186,574       11,246,681
--------------------------------------------------------------------------
Cooper Industries, Ltd.-Class A                   325,857       18,603,176
--------------------------------------------------------------------------
Emerson Electric Co.                              455,905       21,336,354
==========================================================================
                                                                51,186,211
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.98%

Amphenol Corp.-Class A                            419,710       14,962,662
==========================================================================

FOOD RETAIL-0.73%

Safeway Inc.                                      324,530       11,043,756
==========================================================================

GENERAL MERCHANDISE STORES-2.36%

Family Dollar Stores, Inc.(b)                   1,043,445       35,811,032
==========================================================================

HEALTH CARE DISTRIBUTORS-1.02%

McKesson Corp.                                    258,892       15,440,319
==========================================================================

HEALTH CARE EQUIPMENT-0.95%

Zimmer Holdings, Inc.(a)                          169,404       14,380,706
==========================================================================

HEALTH CARE FACILITIES-1.89%

Manor Care, Inc.                                  203,901       13,312,696
--------------------------------------------------------------------------
VCA Antech, Inc.(a)                               410,741       15,480,829
==========================================================================
                                                                28,793,525
==========================================================================

HOME ENTERTAINMENT SOFTWARE-0.60%

Electronic Arts Inc.(a)                           192,110        9,090,645
==========================================================================

HOUSEHOLD PRODUCTS-2.55%

Clorox Co. (The)                                  447,750       27,805,275
--------------------------------------------------------------------------
Colgate-Palmolive Co.                             168,307       10,914,709
==========================================================================
                                                                38,719,984
==========================================================================

INDUSTRIAL CONGLOMERATES-1.75%

McDermott International, Inc.(a)                  319,928       26,592,415
==========================================================================

INTEGRATED OIL & GAS-1.17%

Occidental Petroleum Corp.                        307,097       17,774,774
==========================================================================

INTERNET RETAIL-0.70%

Amazon.com, Inc.(a)                               154,551       10,572,834
==========================================================================

INTERNET SOFTWARE & SERVICES-2.65%

eBay Inc.(a)                                      750,320       24,145,298
--------------------------------------------------------------------------
Google Inc.-Class A(a)                             30,863       16,153,077
==========================================================================
                                                                40,298,375
==========================================================================

INVESTMENT BANKING & BROKERAGE-3.59%

Goldman Sachs Group, Inc. (The)                   150,467       32,613,722
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         263,469       22,020,739
==========================================================================
                                                                54,634,461
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


IT CONSULTING & OTHER SERVICES-1.73%

Accenture Ltd.-Class A                            614,431   $   26,352,946
==========================================================================

MANAGED HEALTH CARE-3.55%

Health Net Inc.(a)                                540,680       28,547,904
--------------------------------------------------------------------------
UnitedHealth Group Inc.                           497,166       25,425,069
==========================================================================
                                                                53,972,973
==========================================================================

MULTI-LINE INSURANCE-2.20%

American International Group, Inc.                212,013       14,847,270
--------------------------------------------------------------------------
Assurant, Inc.                                    314,491       18,529,810
==========================================================================
                                                                33,377,080
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.74%

Cameron International Corp.(a)                    299,748       21,422,990
--------------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                    194,206       20,244,033
==========================================================================
                                                                41,667,023
==========================================================================

OIL & GAS REFINING & MARKETING-1.41%

Valero Energy Corp.                               291,259       21,512,390
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.97%

JPMorgan Chase & Co.                              618,937       29,987,498
==========================================================================

PHARMACEUTICALS-4.65%

Abbott Laboratories                               310,039       16,602,589
--------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      291,633       13,313,046
--------------------------------------------------------------------------
Merck & Co. Inc.                                  820,029       40,837,444
==========================================================================
                                                                70,753,079
==========================================================================

PUBLISHING-1.04%

McGraw-Hill Cos., Inc. (The)                      231,330       15,748,946
==========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.73%

CB Richard Ellis Group, Inc.-Class A(a)           305,103       11,136,260
==========================================================================

RESTAURANTS-1.37%

Darden Restaurants, Inc.                          474,549       20,875,411
==========================================================================

SEMICONDUCTORS-3.03%

Microchip Technology Inc.                         423,950       15,703,108
--------------------------------------------------------------------------
Texas Instruments Inc.                            805,667       30,317,249
==========================================================================
                                                                46,020,357
==========================================================================

SOFT DRINKS-0.73%

PepsiCo, Inc.                                     172,218       11,168,337
==========================================================================

SPECIALTY STORES-2.05%

OfficeMax Inc.                                    381,440       14,990,592
--------------------------------------------------------------------------
PetSmart, Inc.                                    500,246       16,232,983
==========================================================================
                                                                31,223,575
==========================================================================

SYSTEMS SOFTWARE-0.73%

Micors Systems, Inc.(a)                           177,552        9,658,829
--------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

Microsoft Corp.                                    50,329   $    1,483,195
==========================================================================
                                                                11,142,024
==========================================================================
    Total Domestic Common Stocks (Cost
      $1,027,156,031)                                        1,321,297,898
==========================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-11.30%

CANADA-1.19%

Research In Motion Ltd. (Communications
  Equipment)(a)                                    90,000       17,999,100
==========================================================================

HONG KONG-0.94%

China Mobile Ltd. (Wireless Telecommunication
  Services)(c)                                  1,330,961       14,340,174
==========================================================================

JAPAN-1.81%

KDDI Corp. (Wireless Telecommunication
  Services)                                         1,836       13,611,596
--------------------------------------------------------------------------
Komatsu Ltd. (Construction & Farm Machinery &
  Heavy Trucks)(c)                                479,488       13,885,041
==========================================================================
                                                                27,496,637
==========================================================================

MEXICO-2.48%

America Movil S.A de C.V.-Series L-ADR
  (Wireless Telecommunication Services)           252,275       15,623,391
--------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                             797,672       22,023,724
==========================================================================
                                                                37,647,115
==========================================================================

SWITZERLAND-3.79%

ABB Ltd. (Heavy Electrical Equipment)(c)          716,014       16,110,093
--------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(c)           131,979       23,409,139
--------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(c)                                    92,890       18,109,322
==========================================================================
                                                                57,628,554
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


UNITED KINGDOM-1.09%

Shire PLC (Pharmaceuticals) (Acquired
  2/20/07; Cost $845,486)(c)(d)                    38,893   $      964,107
--------------------------------------------------------------------------
Shire PLC (Pharmaceuticals)(c)                    631,282       15,648,638
==========================================================================
                                                                16,612,745
==========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $126,489,522)                     171,724,325
==========================================================================

MONEY MARKET FUNDS-0.56%

Liquid Assets Portfolio-Institutional
  Class(e)                                      4,251,719        4,251,719
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)        4,251,719        4,251,719
==========================================================================
    Total Money Market Funds (Cost
      $8,503,438)                                                8,503,438
==========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-98.78% (Cost
  $1,162,148,991)                                            1,501,525,661
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN-2.02%

MONEY MARKET FUNDS-2.02%

Liquid Assets Portfolio-Institutional
  Class(e)(f)                                  30,683,150       30,683,150
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities on
      loan) (Cost $30,683,150)                                  30,683,150
==========================================================================
TOTAL INVESTMENTS-100.80% (Cost
  $1,192,832,141)                                            1,532,208,811
==========================================================================
OTHER ASSETS LESS LIABILITIES-(0.80)%                          (12,112,261)
==========================================================================
NET ASSETS-100.00%                                          $1,520,096,550
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) All or a portion of this security was out on loan at June 30, 2007.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $102,466,514, which represented 6.74% of the Fund's Net Assets. See Note 1A.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at June 30, 2007 represented 0.06% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Capital Appreciation Fund

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007
(Unaudited)

ASSETS

Investments, at value (Cost $1,153,645,553)*                   $1,493,022,223
-----------------------------------------------------------------------------
Investments in affiliated money market funds (Cost
  $39,186,588)                                                     39,186,588
=============================================================================
    Total investments (Cost $1,192,832,141)                     1,532,208,811
=============================================================================
Foreign currencies, at value (Cost $160,236)                          161,111
-----------------------------------------------------------------------------
Receivables for:
  Investments sold                                                 39,161,883
-----------------------------------------------------------------------------
  Fund shares sold                                                  1,261,713
-----------------------------------------------------------------------------
  Dividends                                                           881,062
-----------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement
  plans                                                               178,572
-----------------------------------------------------------------------------
Other assets                                                              387
=============================================================================
    Total assets                                                1,573,853,539
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                            18,514,846
-----------------------------------------------------------------------------
  Fund shares reacquired                                            2,916,808
-----------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                  307,685
-----------------------------------------------------------------------------
  Collateral upon return of securities loaned                      30,683,150
-----------------------------------------------------------------------------
Accrued administrative services fees                                  973,346
-----------------------------------------------------------------------------
Accrued distribution fees -- Series II                                234,543
-----------------------------------------------------------------------------
Accrued trustees' and officer's fees and benefits                       7,661
-----------------------------------------------------------------------------
Accrued transfer agent fees                                             5,301
-----------------------------------------------------------------------------
Accrued operating expenses                                            113,649
=============================================================================
    Total liabilities                                              53,756,989
=============================================================================
Net assets applicable to shares outstanding                    $1,520,096,550
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                                  $1,442,056,384
-----------------------------------------------------------------------------
Undistributed net investment income                                   463,207
-----------------------------------------------------------------------------
Undistributed net realized gain (loss)                           (261,830,339)
-----------------------------------------------------------------------------
Unrealized appreciation                                           339,407,298
=============================================================================
                                                               $1,520,096,550
_____________________________________________________________________________
=============================================================================

NET ASSETS:

Series I                                                       $1,149,281,661
_____________________________________________________________________________
=============================================================================
Series II                                                      $  370,814,889
_____________________________________________________________________________
=============================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Series I                                                           39,969,053
_____________________________________________________________________________
=============================================================================
Series II                                                          13,067,334
_____________________________________________________________________________
=============================================================================
Series I:
  Net asset value per share                                    $        28.75
_____________________________________________________________________________
=============================================================================
Series II:
  Net asset value per share                                    $        28.38
_____________________________________________________________________________
=============================================================================

* At June 30, 2007, securities with an aggregate value of $29,507,634 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $189,588)       $    7,411,002
-----------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $25,612)                               612,193
=============================================================================
    Total investment income                                         8,023,195
=============================================================================

EXPENSES:

Advisory fees                                                       4,683,425
-----------------------------------------------------------------------------
Administrative services fees                                        1,968,911
-----------------------------------------------------------------------------
Custodian fees                                                         19,120
-----------------------------------------------------------------------------
Distribution fees -- Series II                                        464,994
-----------------------------------------------------------------------------
Transfer agent fees                                                    24,000
-----------------------------------------------------------------------------
Trustees' and officer's fees and benefits                              31,526
-----------------------------------------------------------------------------
Other                                                                  51,084
=============================================================================
    Total expenses                                                  7,243,060
=============================================================================
Less: Fees waived and expense offset arrangement                       (4,828)
=============================================================================
    Net expenses                                                    7,238,232
=============================================================================
Net investment income                                                 784,963
=============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from
    securities sold to affiliates of $(936,772))                   54,389,352
-----------------------------------------------------------------------------
  Foreign currencies                                                 (238,084)
=============================================================================
                                                                   54,151,268
=============================================================================
Change in net unrealized appreciation of:
  Investment securities                                            88,188,788
-----------------------------------------------------------------------------
  Foreign currencies                                                   29,225
=============================================================================
                                                                   88,218,013
=============================================================================
Net realized and unrealized gain                                  142,369,281
=============================================================================
Net increase in net assets resulting from operations           $  143,154,244
_____________________________________________________________________________
=============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Capital Appreciation Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                   JUNE 30,       DECEMBER 31,
                                                     2007             2006
-------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                  $      784,963   $      (49,797)
-------------------------------------------------------------------------------
  Net realized gain                                 54,151,268      155,963,183
-------------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation)                                  88,218,013      (94,510,673)
===============================================================================
    Net increase in net assets resulting from
     operations                                    143,154,244       61,402,713
===============================================================================
  Distributions to shareholders from net
    investment income-Series I                              --         (692,340)
===============================================================================
Share transactions-net:
  Series I                                        (164,019,280)     337,314,470
-------------------------------------------------------------------------------
  Series II                                        (34,913,845)      15,761,962
===============================================================================
    Net increase (decrease) in net assets
     resulting from share transactions            (198,933,125)     353,076,432
===============================================================================
    Net increase (decrease) in net assets          (55,778,881)     413,786,805
===============================================================================

NET ASSETS:

  Beginning of period                            1,575,875,431    1,162,088,626
===============================================================================
  End of period (including undistributed net
    investment income (loss) of $463,207 and
    $(321,756), respectively)                   $1,520,096,550   $1,575,875,431
_______________________________________________________________________________
===============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Capital Appreciation Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Appreciation Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund"). The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

AIM V.I. Capital Appreciation Fund


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security.

       Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. Capital Appreciation Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.65%
-------------------------------------------------------------------
Over $250 million                                             0.60%
 __________________________________________________________________
===================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $750 million                                             0.625%
--------------------------------------------------------------------
Next $1.5 billion                                             0.62%
--------------------------------------------------------------------
Next $2.5 billion                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, effective July 1, 2007, AIM has contractually agreed through at least April 30, 2009 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $3,833.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2007, AIM was paid $179,474 for accounting and fund administrative services and reimbursed $1,789,437 for services provided by insurance companies.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

AIM V.I. Capital Appreciation Fund


    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                         VALUE           PURCHASES          PROCEEDS           VALUE          DIVIDEND
FUND                                    12/31/06          AT COST          FROM SALES         06/30/07         INCOME
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class                 $10,033,388       $117,686,948     $(123,468,617)      $4,251,719       $294,020
-----------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class                  10,033,388        117,686,948      (123,468,617)       4,251,719        292,561
=======================================================================================================================
  Subtotal                            $20,066,776       $235,373,896     $(246,937,234)      $8,503,438       $586,581
=======================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                         VALUE           PURCHASES          PROCEEDS           VALUE          DIVIDEND
FUND                                    12/31/06          AT COST          FROM SALES         06/30/07        INCOME*
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class                 $24,258,490       $210,405,350     $(203,980,690)     $30,683,150       $ 25,612
=======================================================================================================================
  Total Investments in Affiliates     $44,325,266       $445,779,246     $(450,917,924)     $39,186,588       $612,193
_______________________________________________________________________________________________________________________
=======================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2007, the Fund engaged in securities sales of $6,297,886, which resulted in net realized gains (losses) of $(936,772), and securities purchases of $2,309,113.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $995.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $5,278 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

AIM V.I. Capital Appreciation Fund


    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2007, securities with an aggregate value of $29,507,634 were on loan to brokers. The loans were secured by cash collateral of $30,683,150 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2007, the Fund received dividends on cash collateral investments of $25,612 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of December 31, 2006 to utilizing $214,210,240 of capital loss carryforward in the fiscal year ended December 31, 2007.

    The Fund had a capital loss carryforward as of December 31, 2006 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
December 31, 2009                                             $ 69,344,321
---------------------------------------------------------------------------
December 31, 2010                                              182,587,156
---------------------------------------------------------------------------
December 31, 2011                                               56,312,952
---------------------------------------------------------------------------
Total capital loss carryforward                               $308,244,429
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of the dates May 1, 2006, the date of the reorganization of AIM V.I. Aggressive Growth Fund and AIM V.I. Growth Fund into the Fund and November 6, 2006, the date of the reorganization of AIM V.I. Demographic Trends Fund into the Fund are realized on securities held in each fund at such dates of reorganizations, the capital loss carryforward may be further limited for up to five years from the dates of the reorganizations.

    On April 27, 2007, 1,144,589 Series I and II shares of the Fund valued at $56,570,503 were redeemed by a significant shareholder and settled through a redemption-in-kind transaction, which resulted in a realized gain of $11,904,147 to the Fund for book purposes. From a federal income tax perspective, the realized gains are not recognized.

AIM V.I. Capital Appreciation Fund

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $490,236,987 and $680,271,957, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

              UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                    $ 345,820,650
-----------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                    (13,088,379)
===========================================================================================================
Net unrealized appreciation of investment securities                                          $ 332,732,271
___________________________________________________________________________________________________________
===========================================================================================================
Cost of investments for tax purposes is $1,199,476,540.

NOTE 11 -- SHARE INFORMATION


                                       CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                  JUNE 30, 2007(a)                 DECEMBER 31, 2006
                                           ------------------------------    ------------------------------
                                             SHARES            AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Series I                                     970,263      $  26,389,174       5,977,566     $149,575,490
-----------------------------------------------------------------------------------------------------------
  Series II                                    766,109         20,511,999       2,823,485       70,459,146
===========================================================================================================
Issued as reinvestment of dividends:
  Series I                                          --                 --          24,351          639,944
===========================================================================================================
Issued in connection with
  acquisitions:(b)
  Series I                                          --                 --      18,028,541      472,256,763
-----------------------------------------------------------------------------------------------------------
  Series II                                         --                 --       1,104,876       28,680,379
===========================================================================================================
Reacquired:
  Series I                                  (6,943,365)      (190,408,454)    (11,438,432)    (285,157,727)
-----------------------------------------------------------------------------------------------------------
  Series II                                 (2,031,403)       (55,425,845)     (3,482,328)     (83,377,563)
===========================================================================================================
                                            (7,238,396)     $(198,933,126)     13,038,059     $353,076,432
___________________________________________________________________________________________________________
===========================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 47% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially
(b) As of the opening of business on May 1, 2006, the Fund acquired all the net asset of AIM V.I. Aggressive Growth Fund and AIM V.I. Growth Fund pursuant to the plans of reorganization approved by the Trustees of the Fund on November 14, 2005 and by the shareholders of AIM V.I. Aggressive Growth Fund and AIM V.I. Growth Fund, respectively on April 4, 2006. The acquisition was accomplished by a tax-free exchange of 16,894,072 shares of the Fund for 11,361,885 shares outstanding of AIM V.I. Aggressive Growth Fund and 15,600,092 shares outstanding of AIM V.I. Growth Fund as of the close of business on April 28, 2006. Each class of shares of AIM V.I. Aggressive Growth Fund and AIM V.I. Growth Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM V.I. Aggressive Growth Fund and AIM V.I. Growth Fund to the net asset value of the Fund as of the close of business, April 28, 2006. AIM V.I. Aggressive Growth Fund's net assets as of the close of business on April 28, 2006 of $155,800,373 including $27,776,076 of unrealized appreciation and AIM V.I. Growth Fund's net assets as of the close of business on April 28, 2006 of $288,359,981 including $64,941,780 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,269,556,120. The combined aggregate net assets of the Fund immediately following the reorganizations were $1,713,716,474.


     In addition, as of the opening of business on November 6, 2006, the Fund acquired all of the net assets of AIM V.I. Dent Demographic Trends Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on August 1, 2006 and by the shareholders of AIM V.I. Demographic Trends Fund on October 31, 2006. The acquisition was accomplished by a tax-free exchange of 2,239,345 shares of the Fund for 10,236,579 shares of AIM V.I. Demographic Trends Fund shares outstanding as of the close of business on November 3, 2006. Each class of shares of AIM V.I. Demographic Trends Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM V.I. Demographic Trends Fund to the net asset value of the Fund as of the close of business, November 3, 2006. AIM V.I. Demographic Trends Fund's net assets as of the close of business on November 3, 2006 of $56,776,788, including $4,497,179 of unrealized appreciation, were combined with those of the Fund immediately before the acquisition of $1,506,731,773. The combined aggregate net assets of the Fund immediately following the reorganization were $1,563,508,561.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM V.I. Capital Appreciation Fund


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   SERIES I
                                             ------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                               YEAR ENDED DECEMBER 31,
                                              JUNE 30,         ------------------------------------------------------------------
                                                2007              2006         2005          2004          2003           2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    26.22        $    24.67    $  22.69      $  21.28      $  16.43       $  21.72
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     0.02              0.01        0.03          0.02(a)      (0.04)(b)      (0.05)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       2.51              1.55        1.97          1.39          4.89          (5.24)
=================================================================================================================================
    Total from investment operations               2.53              1.56        2.00          1.41          4.85          (5.29)
=================================================================================================================================
Less dividends from net investment income            --             (0.01)      (0.02)           --            --             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $    28.75        $    26.22    $  24.67      $  22.69      $  21.28       $  16.43
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                    9.65%             6.34%       8.79%         6.62%        29.52%        (24.35)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $1,149,282        $1,204,559    $822,899      $886,990      $938,820       $763,038
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets            0.88%(d)          0.91%       0.89%         0.91%         0.85%          0.85%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               0.16%(d)          0.06%       0.11%         0.09%(a)     (0.23)%        (0.27)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                           32%              120%         97%           74%           61%            67%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.04) and (0.17)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $1,178,167,890.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                      SERIES II
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                          YEAR ENDED DECEMBER 31,
                                                      JUNE 30,     --------------------------------------------------------------
                                                        2007          2006          2005          2004         2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  25.91      $  24.43      $  22.50      $  21.16     $ 16.38     $ 21.70
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.02)        (0.05)        (0.03)        (0.02)(a)   (0.09)(b)   (0.09)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       2.49          1.53          1.96          1.36        4.87       (5.23)
=================================================================================================================================
    Total from investment operations                      2.47          1.48          1.93          1.34        4.78       (5.32)
=================================================================================================================================
Net asset value, end of period                        $  28.38      $  25.91      $  24.43      $  22.50     $ 21.16     $ 16.38
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           9.53%         6.06%         8.58%         6.33%      29.18%     (24.52)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $370,815      $371,316      $339,190      $136,982     $70,466     $23,893
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   1.13%(d)      1.16%         1.14%         1.16%       1.10%       1.10%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             (0.09)%(d)     (0.19)%      (0.14)%       (0.16)%(a)   (0.48)%    (0.52)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                  32%          120%           97%           74%         61%         67%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.08) and (0.42)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $375,078,085.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM V.I. Capital Appreciation Fund


NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM V.I. Capital Appreciation Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information about   actual ending account balance or expenses
ongoing costs, including management fees;    actual account values and actual expenses.   you paid for the period. You may use this
distribution and/or service (12b-1) fees;    You may use the information in this table,   information to compare the ongoing costs
and other Fund expenses. This example is     together with the amount you invested, to    of investing in the Fund and other funds.
intended to help you understand your         estimate the expenses that you paid over     To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   the period. Simply divide your account       example with the 5% hypothetical examples
the Fund and to compare these costs with     value by $1,000 (for example, an $8,600      that appear in the shareholder reports of
ongoing costs of investing in other mutual   account value divided by $1,000 = 8.6),      the other funds.
funds. The example is based on an            then multiply the result by the number in
investment of $1,000 invested at the         the table under the heading entitled            Please note that the expenses shown in
beginning of the period and held for the     "Actual Expenses Paid During Period" to      the table are meant to highlight your
entire period January 1, 2007, through       estimate the expenses you paid on your       ongoing costs. Therefore, the hypothetical
June 30, 2007.                               account during this period.                  information is useful in comparing ongoing
                                                                                          costs, and will not help you determine the
   The actual and hypothetical expenses in   HYPOTHETICAL EXAMPLE FOR COMPARISON          relative total costs of owning different
the examples below do not represent the      PURPOSES                                     funds.
effect of any fees or other expenses
assessed in connection with a variable       The table below also provides information
product; if they did, the expenses shown     about hypothetical account values and
would be higher while the ending account     hypothetical expenses based on the Fund's
values shown would be lower.                 actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

Series I           $1,000.00            $1,096.50             $4.57              $1,020.43             $4.41              0.88%
Series II           1,000.00             1,095.30              5.87               1,019.19              5.66              1.13

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. Capital Appreciation Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     mendations and makes its own                 A. NATURE, EXTENT AND QUALITY OF
Variable Insurance Funds is required under   recommendations regarding the performance,      SERVICES PROVIDED BY AIM
the Investment Company Act of 1940 to        fees and expenses of the AIM Funds to the
approve annually the renewal of the AIM      full Board. Moreover, the Investments        The Board reviewed the advisory services
V.I. Capital Appreciation Fund (the Fund)    Committee considers each Sub-Committee's     provided to the Fund by AIM under the
investment advisory agreement with A I M     recommendations in making its annual         Fund's advisory agreement, the performance
Advisors, Inc. (AIM). During contract        recommendation to the Board whether to       of AIM in providing these services, and
renewal meetings held on June 25-27, 2007,   approve the continuance of each AIM Fund's   the credentials and experience of the
the Board as a whole and the disinterested   investment advisory agreement and            officers and employees of AIM who provide
or "independent" Trustees, voting            sub-advisory agreement, if applicable        these services. The Board's review of the
separately, approved the continuance of      (advisory agreements), for another year.     qualifications of AIM to provide these
the Fund's investment advisory agreement                                                  services included the Board's
for another year, effective July 1, 2007.       The independent Trustees, as mentioned    consideration of AIM's portfolio and
In doing so, the Board determined that the   above, are assisted in their annual          product review process, various back
Fund's advisory agreement is in the best     evaluation of the advisory agreements by     office support functions provided by AIM,
interests of the Fund and its shareholders   the independent Senior Officer. One          and AIM's equity and fixed income trading
and that the compensation to AIM under the   responsibility of the Senior Officer is to   operations. The Board concluded that the
Fund's advisory agreement is fair and        manage the process by which the AIM Funds'   nature, extent and quality of the advisory
reasonable.                                  proposed management fees are negotiated      services provided to the Fund by AIM were
                                             during the annual contract renewal process   appropriate and that AIM currently is
   The independent Trustees met separately   to ensure that they are negotiated in a      providing satisfactory advisory services
during their evaluation of the Fund's        manner which is at arms' length and          in accordance with the terms of the Fund's
investment advisory agreement with           reasonable. Accordingly, the Senior          advisory agreement. In addition, based on
independent legal counsel from whom they     Officer must either supervise a              their ongoing meetings throughout the year
received independent legal advice, and the   competitive bidding process or prepare an    with the Fund's portfolio managers, the
independent Trustees also received           independent written evaluation. The Senior   Board concluded that these individuals are
assistance during their deliberations from   Officer has recommended that an              competent and able to continue to carry
the independent Senior Officer, a            independent written evaluation be provided   out their responsibilities under the
full-time officer of the AIM Funds who       and, upon the direction of the Board, has    Fund's advisory agreement.
reports directly to the independent          prepared an independent written
Trustees. The following discussion more      evaluation.                                     In determining whether to continue the
fully describes the process employed by                                                   Fund's advisory agreement, the Board
the Board to evaluate the performance of        During the annual contract renewal        considered the prior relationship between
the AIM Funds (including the Fund)           process, the Board considered the factors    AIM and the Fund, as well as the Board's
throughout the year and, more                discussed below under the heading "Factors   knowledge of AIM's operations, and
specifically, during the annual contract     and Conclusions and Summary of Independent   concluded that it was beneficial to
renewal meetings.                            Written Fee Evaluation" in evaluating the    maintain the current relationship, in
                                             fairness and reasonableness of the Fund's    part, because of such knowledge. The Board
THE BOARD'S FUND EVALUATION PROCESS          advisory agreement at the contract renewal   also considered the steps that AIM and its
                                             meetings and at their meetings throughout    affiliates have taken over the last
The Board's Investments Committee has        the year as part of their ongoing            several years to improve the quality and
established three Sub-Committees which are   oversight of the Fund. The Fund's advisory   efficiency of the services they provide to
responsible for overseeing the management    agreement was considered separately,         the Funds in the areas of investment
of a number of the series portfolios of      although the Board also considered the       performance, product line diversification,
the AIM Funds. This Sub-Committee structure  common interests of all of the AIM Funds     distribution, fund operations, shareholder
permits the Trustees to focus on the         in their deliberations. The Board            services and compliance. The Board
performance of the AIM Funds that have       comprehensively considered all of the        concluded that the quality and efficiency
been assigned to them. The Sub-Committees    information provided to them and did not     of the services AIM and its affiliates
meet throughout the year to review the       identify any particular factor that was      provide to the AIM Funds in each of these
performance of their assigned funds, and     controlling. Furthermore, each Trustee may   areas have generally improved, and support
the Sub-Committees review monthly and        have evaluated the information provided      the Board's approval of the continuance of
quarterly comparative performance            differently from one another and             the Fund's advisory agreement.
information and periodic asset flow data     attributed different weight to the various
for their assigned funds. These materials    factors. The Trustees recognized that the    B. FUND PERFORMANCE
are prepared under the direction and         advisory arrangements and resulting
supervision of the independent Senior        advisory fees for the Fund and the other     The Board compared the Fund's performance
Officer. Over the course of each year, the   AIM Funds are the result of years of         during the past one, three and five
Sub-Committees meet with portfolio managers  review and negotiation between the           calendar years to the performance of funds
for their assigned funds and other members   Trustees and AIM, that the Trustees may      in the Fund's Lipper peer group that are
of management and review with these          focus to a greater extent on certain         not managed by AIM, and against the
individuals the performance, investment      aspects of these arrangements in some        performance of all funds in the Lipper
objective(s), policies, strategies and       years than others, and that the Trustees'    Variable Annuity Underlying Funds -
limitations of these funds.                  deliberations and conclusions in a           Multi-Cap Growth Index and the Lipper
                                             particular year may be based in part on      Variable Annuity Underlying Funds -
   In addition to their meetings throughout  their deliberations and conclusions of       Large-Cap Growth Index. The Board also
the year, the Sub-Committees meet at         these same arrangements throughout the       reviewed the methodology used by Lipper to
designated contract renewal meetings each    year and in prior years.                     identify the Fund's peers. The Board noted
year to conduct an in-depth review of the                                                 that the Fund's performance was below the
performance, fees and expenses of their      FACTORS AND CONCLUSIONS AND SUMMARY OF       median performance of its peers for the
assigned funds. During the contract          INDEPENDENT WRITTEN FEE EVALUATION           one and three year periods, and above such
renewal process, the Trustees receive                                                     performance for the five year period. The
comparative performance and fee data         The discussion below serves as a summary     Board noted that the Fund's performance
regarding all the AIM Funds prepared by an   of the Senior Officer's independent          was below the performance of the Lipper
independent company, Lipper, Inc., under     written evaluation, as well as a             Variable Annuity Underlying Funds
the direction and supervision of the         discussion of the material factors and       - Multi-Cap Growth Index for the one,
independent Senior Officer who also          related conclusions that formed the basis    three and five year periods. The Board
prepares a separate analysis of this         for the Board's approval of the Fund's       also noted that the Fund's performance was
information for the Trustees. Each           advisory agreement. Unless otherwise         comparable to the Lipper Variable Annuity
Sub-Committee then makes recommendations     stated, information set forth below is as    Underlying Funds - Large-Cap Growth Index
to the Investments Committee regarding the   of June 27, 2007 and does not reflect any    for the one and three year periods, and
performance, fees and expenses of their      changes that may have occurred since that    above such Index for the five year period.
assigned funds. The Investments Committee    date, including but not limited to changes   The Board noted that AIM made changes to
considers each Sub-Committee's recom-        to the Fund's performance, advisory fees,    the Fund's portfolio manage-
                                             expense limitations and/or fee waivers.

                                                                                                                         (continued)

AIM V.I. Capital Appreciation Fund

ment team in 2005, which need more time to   Board concluded that the levels of fee       Board noted that they had relied upon the
be evaluated before a conclusion can be      waivers/expense limitations for the Fund     Senior Officer's written evaluation
reached that the changes have adequately     were fair and reasonable.                    instead of a competitive bidding process.
addressed the Fund's under-performance.                                                   In determining whether to continue the
The Board also considered the steps AIM         After taking account of the Fund's        Fund's advisory agreement, the Board
has taken over the last several years to     contractual advisory fee rate, as well as    considered the Senior Officer's written
improve the quality and efficiency of the    the comparative advisory fee information     evaluation.
services that AIM provides to the AIM        and the fee waivers/expense limitations
Funds. The Board concluded that AIM          discussed above, the Board concluded that    G. COLLATERAL BENEFITS TO AIM AND ITS
continues to be responsive to the Board's    the Fund's advisory fees were fair and          AFFILIATES
focus on fund performance. Although the      reasonable.
independent written evaluation of the                                                     The Board considered various other
Fund's Senior Officer (discussed below)      D. ECONOMIES OF SCALE AND BREAKPOINTS        benefits received by AIM and its
only considered Fund performance through                                                  affiliates resulting from AIM's
the most recent calendar year, the Board     The Board considered the extent to which     relationship with the Fund, including the
also reviewed more recent Fund performance   there are economies of scale in AIM's        fees received by AIM and its affiliates
and this review did not change their         provision of advisory services to the        for their provision of administrative,
conclusions.                                 Fund. The Board also considered whether      transfer agency and distribution services
                                             the Fund benefits from such economies of     to the Fund. The Board considered the
C. ADVISORY FEES AND FEE WAIVERS             scale through contractual breakpoints in     performance of AIM and its affiliates in
                                             the Fund's advisory fee schedule or          providing these services and the
The Board compared the Fund's                through advisory fee waivers or expense      organizational structure employed by AIM
contractual advisory fee rate to the         limitations. The Board noted that the        and its affiliates to provide these
contractual advisory fee rates of funds in   Fund's contractual advisory fee schedule     services. The Board also considered that
the Fund's Lipper peer group that are not    includes one breakpoint and that the level   these services are provided to the Fund
managed by AIM, at a common asset level      of the Fund's advisory fees, as a            pursuant to written contracts which are
and as of the end of the past calendar       percentage of the Fund's net assets, has     reviewed and approved on an annual basis
year. The Board noted that the Fund's        decreased as net assets increased because    by the Board. The Board concluded that AIM
advisory fee rate was below the median       of the breakpoint. The Board also noted      and its affiliates were providing these
advisory fee rate of its peers. The Board    that AIM's contractual advisory fee waiver   services in a satisfactory manner and in
also reviewed the methodology used by        discussed above includes breakpoints based   accordance with the terms of their
Lipper and noted that the contractual fee    on net asset levels. Based on this           contracts, and were qualified to continue
rates shown by Lipper include any            information, the Board concluded that the    to provide these services to the Fund.
applicable long-term contractual fee         Fund's advisory fees appropriately reflect
waivers. The Board also compared the         economies of scale at current asset             The Board considered the benefits
Fund's contractual advisory fee rate to      levels. The Board also noted that the Fund   realized by AIM as a result of portfolio
the contractual advisory fee rates of        shares directly in economies of scale        brokerage transactions executed through
other clients of AIM and its affiliates      through lower fees charged by third party    "soft dollar" arrangements. Under these
with investment strategies comparable to     service providers based on the combined      arrangements, portfolio brokerage
those of the Fund, including two mutual      size of all of the AIM Funds and             commissions paid by the Fund and/or other
funds advised by AIM, four mutual funds      affiliates.                                  funds advised by AIM are used to pay for
sub-advised by an AIM affiliate, and one                                                  research and execution services. The Board
offshore fund advised and sub-advised by     E. PROFITABILITY AND FINANCIAL RESOURCES     noted that soft dollar arrangements shift
AIM affiliates. The Board noted that the        OF AIM                                    the payment obligation for the research
Fund's rate was: (i) comparable to the                                                    and executions services from AIM to the
rates for the two mutual funds; (ii) above   The Board reviewed information from AIM      funds and therefore may reduce AIM's
the sub-advisory fee rates for the four      concerning the costs of the advisory and     expenses. The Board also noted that
sub-advised mutual funds, although the       other services that AIM and its affiliates   research obtained through soft dollar
advisory fee rates for such sub-advised      provide to the Fund and the profitability    arrangements may be used by AIM in making
mutual funds were above the Fund's; and      of AIM and its affiliates in providing       investment decisions for the Fund and may
(iii) below the advisory fee rate for the    these services. The Board also reviewed      therefore benefit Fund shareholders. The
offshore fund.                               information concerning the financial         Board concluded that AIM's soft dollar
                                             condition of AIM and its affiliates. The     arrangements were appropriate. The Board
   The Board noted that AIM has              Board also reviewed with AIM the             also concluded that, based on their review
contractually agreed to waive advisory       methodology used to prepare the              and representations made by AIM, these
fees of the Fund through December 31, 2009   profitability information. The Board         arrangements were consistent with
and that this fee waiver includes            considered the overall profitability of      regulatory requirements.
breakpoints based on net asset levels. The   AIM, as well as the profitability of AIM
Board considered the contractual nature of   in connection with managing the Fund. The       The Board considered the fact that the
this fee waiver and noted that it remains    Board noted that AIM continues to operate    Fund's uninvested cash and cash collateral
in effect until December 31, 2009. The       at a net profit, although increased          from any securities lending arrangements
Board noted that, according to information   expenses in recent years have reduced the    may be invested in money market funds
provided by AIM, this fee waiver reduces     profitability of AIM and its affiliates,     advised by AIM pursuant to procedures
the Fund's effective advisory fees to a      in light of AIM's profitability. The Board   approved by the Board. The Board noted
level generally in line with the median      concluded that the Fund's advisory fees      that AIM will receive advisory fees from
effective advisory fees for the Fund's       were fair and reasonable, and that the       these affiliated money market funds
peers, as determined by AIM. The Board       level of profits realized by AIM and its     attributable to such investments, although
also noted that AIM has contractually        affiliates from providing services to the    AIM has contractually agreed to waive the
agreed to waive fees and/or limit expenses   Fund was not excessive in light of the       advisory fees payable by the Fund with
of the Fund through at least April 30,       nature, quality and extent of the services   respect to its investment of uninvested
2009 in an amount necessary to limit total   provided. The Board considered whether AIM   cash in these affiliated money market
annual operating expenses to a specified     is financially sound and has the resources   funds through at least April 30, 2009. The
percentage of average daily net assets for   necessary to perform its obligations under   Board considered the contractual nature of
each class of the Fund. The Board            the Fund's advisory agreement, and           this fee waiver and noted that it remains
considered the contractual nature of this    concluded that AIM has the financial         in effect until at least April 30, 2009.
fee waiver and noted that it remains in      resources necessary to fulfill these         The Board concluded that the Fund's
effect until at least April 30, 2009. The    obligations.                                 investment of uninvested cash and cash
Board reviewed the Fund's effective                                                       collateral from any securities lending
advisory fee rate, after taking account of   F. INDEPENDENT WRITTEN EVALUATION OF THE     arrangements in the affiliated money
these fee waivers/expense limitations, and      FUND'S SENIOR OFFICER                     market funds is in the best interests of
considered the effect these fee                                                           the Fund and its shareholders.
waivers/expense limitations would have on    The Board noted that, upon their
the Fund's estimated total expenses. The     direction, the Senior Officer of the Fund,
                                             who is independent of AIM and AIM's
                                             affiliates, had prepared an independent
                                             written evaluation to assist the Board in
                                             determining the reasonableness of the
                                             proposed management fees of the AIM Funds,
                                             including the Fund. The

                        AIM V.I. Capital Development Fund
                Semiannual Report to Shareholders o June 30, 2007

DOMESTIC EQUITY

Mid-Cap Growth

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


  [AIM INVESTMENTS LOGO]             Unless otherwise noted, all data in this
-- REGISTERED TRADEMARK --           report are from A I M Management Group Inc.

                                     THIS REPORT MUST BE ACCOMPANIED OR PRECEDED
                                     BY A CURRENTLY EFFECTIVE FUND PROSPECTUS
                                     AND VARIABLE PRODUCT PROSPECTUS, WHICH
                                     CONTAIN MORE COMPLETE INFORMATION,
                                     INCLUDING SALES CHARGES AND EXPENSES.
                                     INVESTORS SHOULD READ EACH CAREFULLY BEFORE
                                     INVESTING.

                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. Capital Development Fund

Fund performance                                                                          during the period covered by this report.
=======================================================================================
PERFORMANCE SUMMARY                                                                          AIM V.I. Capital Development Fund, a
                                                                                          series portfolio of AIM Variable Insurance
FUND VS. INDEXES                                                                          Funds, is currently offered through
                                                                                          insurance companies issuing variable
Cumulative total returns, 12/31/06-6/30/07, excluding variable product issuer charges.    products. You cannot purchase shares of
If variable product issuer charges were included, returns would be lower.                 the Fund directly. Performance figures
                                                                                          given represent the Fund and are not
Series I Shares                                                                  14.97%   intended to reflect actual variable
Series II Shares                                                                 14.84    product values. They do not reflect sales
S&P 500 Index(1) (Broad Market Index)                                             6.96    charges, expenses and fees assessed in
Russell Midcap Growth Index(1) (Style-Specific Index)                            10.97    connection with a variable product. Sales
Lipper VUF Mid-Cap Growth Funds Index(1) (Peer Group Index)                      13.13    charges, expenses and fees, which are
Lipper Mid-Cap Growth Funds Index(1) (Former Peer Group Index)                   14.70    determined by the variable product
                                                                                          issuers, will vary and will lower the
Source: (1) Lipper Inc.                                                                   total return.

The unmanaged S&P 500 -- REGISTERED TRADEMARK -- Index is an index of common stocks          Per NASD requirements, the most recent
frequently used as a general measure of U.S. stock market performance.                    month-end performance data at the Fund
                                                                                          level, excluding variable product charges,
   The unmanaged Russell Midcap -- REGISTERED TRADEMARK -- Growth Index is a subset of    is available on the AIM automated
the Russell Midcap -- REGISTERED TRADEMARK -- Index, which represents the performance     information line, 866-702-4402. As
of the stocks of domestic mid-capitalization companies; the Growth subset measures the    mentioned above, for the most recent
performance of Russell Midcap companies with higher price/book ratios and higher          month-end performance including variable
forecasted growth values. The Russell Midcap Growth Index and the Russell Midcap Index    product charges, please contact your
are trademarks/service marks of the Frank Russell Company. Russell -- REGISTERED          variable product issuer or financial
TRADEMARK -- is a trademark of the Frank Russell Company.                                 advisor.

   The Fund has elected to use the Lipper Variable Underlying Funds (VUF) Mid-Cap         (1)  Total annual operating expenses less
Growth Funds Index as its peer group instead of the Lipper Mid-Cap Growth Funds Index.         contractual advisory fee waivers by
In 2006, Lipper began publishing VUF indexes, allowing the Fund to be compared with the        the advisor in effect through at
Lipper VUF Mid-Cap Growth Index. The unmanaged Lipper VUF Mid-Cap Growth Funds Index is        least April 30, 2009. See current
an equally weighted representation of the largest variable insurance underlying funds          prospectus for more information.
in the Lipper Mid-Cap Growth Funds category. Lipper Inc. is an independent mutual fund performance monitor.

   The unmanaged Lipper MID-CAP GROWTH FUNDS INDEX represents an average of the performance of the largest mid-capitalization growth funds tracked by Lipper Inc.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================   and Series II share classes will differ
FUND PERFORMANCE                             primarily due to different class expenses.
As of 6/30/07
SERIES I SHARES                                 The performance data quoted represent
Inception (5/1/98)                   8.79%   past performance and cannot guarantee
  5 Years                           13.67    comparable future results; current
  1 Year                            23.39    performance may be lower or higher. Please
                                             contact your variable product issuer or
SERIES II SHARES                             financial advisor for the most recent
Inception                            8.53%   month-end variable product performance.
  5 Years                           13.39    Performance figures reflect Fund expenses,
  1 Year                            23.08    reinvested distributions and changes in
==========================================   net asset value. Investment return and
                                             principal value will fluctuate so that
Series II shares' inception dates is         you may have a gain or loss when you
August 21, 2001. Returns since that date     sell shares.
are historical. All other returns are the
blended returns of the historical               The net annual Fund operating expense
performance of Series II shares since        ratio set forth in the most recent Fund
their inception and the restated             prospectus as of the date of this report
historical performance of Series I shares    for Series I and Series II shares was
(for periods prior to inception of Series    1.09% and 1.34%, respectively.(1) The total
II shares) adjusted to reflect the Rule      annual Fund operating expense ratio set
12b-1 fees applicable to Series II shares.   forth in the most recent Fund prospectus
The inception date of Series I shares is     as of the date of this report for Series I
May 1, 1998.                                 and Series II shares was 1.10% and 1.35%,
                                             respectively. The expense ratios presented
   The performance of the Fund's Series I    above may vary from the expense ratios
                                             presented in other sections of this report
                                             that are based on expenses incurred

AIM V.I. Capital Development Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2007


----------------------------------------------------------
Information Technology                             20.1%
----------------------------------------------------------
Consumer Discretionary                             17.5
----------------------------------------------------------
Industrials                                        15.5
----------------------------------------------------------
Health Care                                        14.1
----------------------------------------------------------
Financials                                         10.7
----------------------------------------------------------
Energy                                              7.8
----------------------------------------------------------
Telecommunication Services                          5.5
----------------------------------------------------------
Materials                                           4.4
----------------------------------------------------------
Consumer Staples                                    1.0
----------------------------------------------------------
Utilities                                           1.0
----------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                       2.4
__________________________________________________________
==========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)

                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.65%

ADVERTISING-2.70%

Clear Channel Outdoor Holdings, Inc.-Class
  A(a)                                            86,112   $  2,440,414
-----------------------------------------------------------------------
Focus Media Holding Ltd.-ADR (China)(a)           83,633      4,223,466
-----------------------------------------------------------------------
Lamar Advertising Co.-Class A                     41,880      2,628,389
=======================================================================
                                                              9,292,269
=======================================================================

AEROSPACE & DEFENSE-4.39%

AerCap Holdings N.V. (Netherlands)(a)             93,331      2,986,592
-----------------------------------------------------------------------
L-3 Communications Holdings, Inc.                 31,714      3,088,626
-----------------------------------------------------------------------
Precision Castparts Corp.                         43,880      5,325,277
-----------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc.-Class A(a)     102,495      3,694,945
=======================================================================
                                                             15,095,440
=======================================================================

AIR FREIGHT & LOGISTICS-0.62%

Robinson (C.H.) Worldwide, Inc.                   40,557      2,130,054
=======================================================================

ALTERNATIVE CARRIERS-1.06%

Level 3 Communications, Inc.(a)                  623,916      3,649,909
=======================================================================

APPAREL RETAIL-2.33%

Abercrombie & Fitch Co.-Class A                   35,125      2,563,423
-----------------------------------------------------------------------
Aeropostale, Inc.(a)                              39,770      1,657,614
-----------------------------------------------------------------------
DSW Inc.-Class A(a)                               49,755      1,732,469
-----------------------------------------------------------------------
Ross Stores, Inc.                                 66,858      2,059,226
=======================================================================
                                                              8,012,732
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

APPAREL, ACCESSORIES & LUXURY GOODS-1.88%

Coach, Inc.(a)                                    49,830   $  2,361,444
-----------------------------------------------------------------------
Polo Ralph Lauren Corp.                           41,848      4,105,707
=======================================================================
                                                              6,467,151
=======================================================================

APPLICATION SOFTWARE-4.18%

Amdocs Ltd.(a)                                    76,003      3,026,439
-----------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                  140,510      3,085,600
-----------------------------------------------------------------------
Citrix Systems, Inc.(a)                           84,384      2,841,209
-----------------------------------------------------------------------
Solera Holdings Inc.(a)                          159,857      3,098,029
-----------------------------------------------------------------------
TIBCO Software Inc.(a)                           257,707      2,332,248
=======================================================================
                                                             14,383,525
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.97%

American Capital Strategies, Ltd.                 37,389      1,589,780
-----------------------------------------------------------------------
FBR Capital Markets Corp.(a)                      37,535        634,342
-----------------------------------------------------------------------
FBR Capital Markets Corp. (Acquired 07/14/06;
  Cost $1,110,000)(a)(b)(c)                       74,000      1,125,540
=======================================================================
                                                              3,349,662
=======================================================================

BIOTECHNOLOGY-1.44%

Cephalon, Inc.(a)                                 21,590      1,735,620
-----------------------------------------------------------------------
Genzyme Corp.(a)                                  50,000      3,220,000
=======================================================================
                                                              4,955,620
=======================================================================

AIM V.I. Capital Development Fund

                                                SHARES        VALUE
-----------------------------------------------------------------------

CASINOS & GAMING-2.05%

International Game Technology                     84,529   $  3,355,801
-----------------------------------------------------------------------
Scientific Games Corp.-Class A(a)                105,727      3,695,159
=======================================================================
                                                              7,050,960
=======================================================================

COMMUNICATIONS EQUIPMENT-0.68%

Comverse Technology, Inc.(a)                     111,612      2,327,110
=======================================================================

COMPUTER HARDWARE-0.45%

NCR Corp.(a)                                      29,700      1,560,438
=======================================================================

COMPUTER STORAGE & PERIPHERALS-1.60%

Intermec Inc.(a)                                  92,404      2,338,745
-----------------------------------------------------------------------
Logitech International S.A. (Switzerland)(a)      59,583      1,572,395
-----------------------------------------------------------------------
Network Appliance, Inc.(a)                        54,474      1,590,641
=======================================================================
                                                              5,501,781
=======================================================================

CONSTRUCTION & ENGINEERING-2.76%

Aecom Technology Corp.(a)                        152,538      3,784,468
-----------------------------------------------------------------------
Foster Wheeler Ltd.(a)                            53,359      5,708,879
=======================================================================
                                                              9,493,347
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.09%

Joy Global Inc.                                   64,119      3,740,061
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.50%

CheckFree Corp.(a)                                47,351      1,903,510
-----------------------------------------------------------------------
Euronet Worldwide, Inc.(a)                       113,000      3,295,080
-----------------------------------------------------------------------
Fidelity National Information Services, Inc.      62,300      3,381,644
-----------------------------------------------------------------------
VeriFone Holdings, Inc.(a)                        98,008      3,454,782
=======================================================================
                                                             12,035,016
=======================================================================

DISTRIBUTORS-0.48%

LKQ Corp.(a)                                      67,186      1,656,807
=======================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.62%

Corrections Corp. of America(a)                   86,239      5,442,543
-----------------------------------------------------------------------
IHS Inc.-Class A(a)                               77,493      3,564,678
=======================================================================
                                                              9,007,221
=======================================================================

DIVERSIFIED METALS & MINING-0.42%

Titanium Metals Corp.(a)                          45,550      1,453,045
=======================================================================

DRUG RETAIL-1.01%

Shoppers Drug Mart Corp. (Canada)                 74,600      3,456,116
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.97%

Cooper Industries, Ltd.-Class A                   58,289      3,327,719
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT MANUFACTURERS-2.09%

Agilent Technologies, Inc.(a)                     95,556   $  3,673,173
-----------------------------------------------------------------------
Amphenol Corp.-Class A                            98,337      3,505,714
=======================================================================
                                                              7,178,887
=======================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.72%

Potash Corp. of Saskatchewan Inc. (Canada)        31,902      2,487,399
=======================================================================

GENERAL MERCHANDISE STORES-1.07%

Dollar Tree Stores, Inc.(a)                       84,488      3,679,452
=======================================================================

HEALTH CARE DISTRIBUTORS-0.82%

Schein (Henry), Inc.(a)                           52,740      2,817,898
=======================================================================

HEALTH CARE EQUIPMENT-1.54%

Hologic, Inc.(a)                                  37,800      2,090,718
-----------------------------------------------------------------------
ResMed Inc.(a)                                    77,434      3,194,927
=======================================================================
                                                              5,285,645
=======================================================================

HEALTH CARE FACILITIES-0.52%

Psychiatric Solutions, Inc.(a)                    49,000      1,776,740
=======================================================================

HEALTH CARE SERVICES-1.93%

DaVita, Inc.(a)                                   50,944      2,744,863
-----------------------------------------------------------------------
Express Scripts, Inc.(a)                          17,200        860,172
-----------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)                  55,000      3,033,250
=======================================================================
                                                              6,638,285
=======================================================================

HEALTH CARE SUPPLIES-1.15%

Inverness Medical Innovations, Inc.(a)            77,500      3,954,050
=======================================================================

HEALTH CARE TECHNOLOGY-0.24%

Cerner Corp.(a)                                   15,000        832,050
=======================================================================

HOTELS, RESORTS & CRUISE LINES-2.16%

Choice Hotels International, Inc.                 43,781      1,730,225
-----------------------------------------------------------------------
Hilton Hotels Corp.                               79,735      2,668,731
-----------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         44,985      3,017,144
=======================================================================
                                                              7,416,100
=======================================================================

HOUSEWARES & SPECIALTIES-0.92%

Jarden Corp.(a)                                   73,839      3,175,815
=======================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.32%

Monster Worldwide Inc.(a)                         26,686      1,096,795
=======================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.97%

KGEN Power Corp. (Acquired 01/12/07; Cost
  $2,219,196)(a)(b)                              158,514      3,328,794
=======================================================================

INDUSTRIAL CONGLOMERATES-0.75%

McDermott International, Inc.(a)                  31,161      2,590,102
=======================================================================

AIM V.I. Capital Development Fund

                                                SHARES        VALUE
-----------------------------------------------------------------------

INSURANCE BROKERS-0.93%

National Financial Partners Corp.                 68,697   $  3,181,358
=======================================================================

INTERNET SOFTWARE & SERVICES-0.89%

Digital River, Inc.(a)                            67,243      3,042,746
=======================================================================

INVESTMENT BANKING & BROKERAGE-1.00%

Lazard Ltd.-Class A (Bermuda)                     38,300      1,724,649
-----------------------------------------------------------------------
Schwab (Charles) Corp. (The)                      83,000      1,703,160
=======================================================================
                                                              3,427,809
=======================================================================

IT CONSULTING & OTHER SERVICES-0.95%

Cognizant Technology Solutions Corp.-Class
  A(a)                                            43,524      3,268,217
=======================================================================

LIFE SCIENCES TOOLS & SERVICES-2.34%

Applera Corp.-Applied Biosystems Group            95,000      2,901,300
-----------------------------------------------------------------------
Covance Inc.(a)                                   26,400      1,809,984
-----------------------------------------------------------------------
Pharmaceutical Product Development, Inc.          86,958      3,327,883
=======================================================================
                                                              8,039,167
=======================================================================

MANAGED HEALTH CARE-2.21%

Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost
  $2,162,718)(a)(b)                              157,251      1,258,008
-----------------------------------------------------------------------
Coventry Health Care, Inc.(a)                     55,160      3,179,974
-----------------------------------------------------------------------
Humana Inc.(a)                                    52,000      3,167,320
=======================================================================
                                                              7,605,302
=======================================================================

MARINE-0.78%

American Commercial Lines Inc.(a)                102,210      2,662,570
=======================================================================

METAL & GLASS CONTAINERS-1.82%

Crown Holdings, Inc.(a)                          104,973      2,621,176
-----------------------------------------------------------------------
Owens-Illinois, Inc.(a)                          103,481      3,621,835
=======================================================================
                                                              6,243,011
=======================================================================

MORTGAGE REIT'S-1.85%

KKR Financial Holdings LLC                       129,932      3,236,606
-----------------------------------------------------------------------
RAIT Financial Trust                             120,148      3,126,251
=======================================================================
                                                              6,362,857
=======================================================================

OFFICE SERVICES & SUPPLIES-1.24%

American Reprographics Co.(a)                     87,504      2,694,248
-----------------------------------------------------------------------
Knoll, Inc.                                       70,242      1,573,421
=======================================================================
                                                              4,267,669
=======================================================================

OIL & GAS DRILLING-2.16%

ENSCO International Inc.                          57,900      3,532,479
-----------------------------------------------------------------------
Noble Corp.                                       39,832      3,884,417
=======================================================================
                                                              7,416,896
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.64%

Complete Production Services, Inc.(a)            123,031      3,180,351
-----------------------------------------------------------------------
FMC Technologies, Inc.(a)                         44,640      3,536,381
-----------------------------------------------------------------------
Grant Prideco, Inc.(a)                            44,000      2,368,520
=======================================================================
                                                              9,085,252
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-2.01%

Pioneer Natural Resources Co.                     51,437   $  2,505,496
-----------------------------------------------------------------------
Rosetta Resources, Inc.(a)(c)                     35,550        765,747
-----------------------------------------------------------------------
Southwestern Energy Co.(a)                        82,024      3,650,068
=======================================================================
                                                              6,921,311
=======================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.95%

Williams Cos., Inc. (The)                        103,400      3,269,508
=======================================================================

PHARMACEUTICALS-1.87%

Adams Respiratory Therapeutics, Inc.(a)           80,369      3,165,735
-----------------------------------------------------------------------
Shire PLC-ADR (United Kingdom)                    44,059      3,266,094
=======================================================================
                                                              6,431,829
=======================================================================

PROPERTY & CASUALTY INSURANCE-2.01%

LandAmerica Financial Group, Inc.                 36,974      3,567,621
-----------------------------------------------------------------------
Security Capital Assurance Ltd.                  107,962      3,332,787
=======================================================================
                                                              6,900,408
=======================================================================

PUBLISHING-0.94%

R.H. Donnelley Corp.(a)                           42,654      3,232,320
=======================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.92%

CB Richard Ellis Group, Inc.-Class A(a)          109,658      4,002,517
-----------------------------------------------------------------------
Meruelo Maddux Properties, Inc.(a)               316,638      2,583,766
=======================================================================
                                                              6,586,283
=======================================================================

REGIONAL BANKS-0.67%

Signature Bank(a)                                 67,877      2,314,606
=======================================================================

RESTAURANTS-1.01%

Burger King Holdings Inc.                        132,262      3,483,781
=======================================================================

SEMICONDUCTOR EQUIPMENT-1.48%

KLA-Tencor Corp.                                  29,085      1,598,221
-----------------------------------------------------------------------
MEMC Electronic Materials, Inc.(a)                56,908      3,478,217
=======================================================================
                                                              5,076,438
=======================================================================

SEMICONDUCTORS-3.76%

Maxim Integrated Products, Inc.                   83,309      2,783,354
-----------------------------------------------------------------------
Microsemi Corp.(a)                               153,988      3,688,012
-----------------------------------------------------------------------
NVIDIA Corp.(a)                                   73,660      3,042,895
-----------------------------------------------------------------------
ON Semiconductor Corp.(a)                        318,970      3,419,358
=======================================================================
                                                             12,933,619
=======================================================================

SPECIALIZED FINANCE-1.40%

Chicago Mercantile Exchange Holdings
  Inc.-Class A                                     4,835      2,583,631
-----------------------------------------------------------------------
IntercontinentalExchange Inc.(a)                  15,000      2,217,750
=======================================================================
                                                              4,801,381
=======================================================================

SPECIALTY CHEMICALS-0.56%

Wacker Chemie A.G. (Germany)(d)                    8,175      1,930,527
=======================================================================

AIM V.I. Capital Development Fund

                                                SHARES        VALUE
-----------------------------------------------------------------------

SPECIALTY STORES-0.89%

PetSmart, Inc.                                    94,035   $  3,051,436
=======================================================================

STEEL-0.91%

Allegheny Technologies, Inc.                      29,945      3,140,632
=======================================================================

SYSTEMS SOFTWARE-0.55%

Quality Systems, Inc.                             50,000      1,898,500
=======================================================================

TIRES & RUBBER-1.03%

Goodyear Tire & Rubber Co. (The)(a)              102,100      3,548,996
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-4.48%

American Tower Corp.-Class A(a)                   71,482      3,002,244
-----------------------------------------------------------------------
Crown Castle International Corp.(a)               84,847      3,077,401
-----------------------------------------------------------------------
Leap Wireless International, Inc.(a)              22,655      1,914,347
-----------------------------------------------------------------------

                                                SHARES        VALUE
-----------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

NII Holdings Inc.(a)                              53,080   $  4,285,679
-----------------------------------------------------------------------
SBA Communications Corp.-Class A(a)               92,795      3,116,984
=======================================================================
                                                             15,396,655
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $267,713,222)                         335,725,079
=======================================================================

MONEY MARKET FUNDS-1.83%

Liquid Assets Portfolio-Institutional
  Class(e)                                     3,138,173      3,138,173
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)       3,138,173      3,138,173
=======================================================================
    Total Money Market Funds (Cost
      $6,276,346)                                             6,276,346
=======================================================================
TOTAL INVESTMENTS-99.48% (Cost $273,989,568)                342,001,425
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.52%                           1,804,304
=======================================================================
NET ASSETS-100.00%                                         $343,805,729
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(*) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2007 was $5,712,342, which represented 1.66% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at June 30, 2007 was $1,891,287, which represented 0.55% of the Fund's Net Assets. See Note 1A.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at June 30, 2007 represented 0.56% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Capital Development Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $267,713,222)        $335,725,079
-------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $6,276,346)                                 6,276,346
=============================================================
     Total investments (Cost $273,989,568)        342,001,425
=============================================================
Foreign currencies, at value (Cost $14,167)            14,402
-------------------------------------------------------------
Receivables for:
  Investments sold                                  2,474,700
-------------------------------------------------------------
  Investments sold to affiliates                      880,968
-------------------------------------------------------------
  Fund shares sold                                    112,837
-------------------------------------------------------------
  Dividends                                           192,166
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 35,829
-------------------------------------------------------------
Other assets                                            1,642
=============================================================
     Total assets                                 345,713,969
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                               879,904
-------------------------------------------------------------
  Fund shares reacquired                              633,090
-------------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                             47,628
-------------------------------------------------------------
Accrued administrative services fees                  203,826
-------------------------------------------------------------
Accrued distribution fees -- Series II                108,399
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              3,996
-------------------------------------------------------------
Accrued transfer agent fees                             1,643
-------------------------------------------------------------
Accrued operating expenses                             29,754
=============================================================
     Total liabilities                              1,908,240
=============================================================
Net assets applicable to shares outstanding      $343,805,729
_____________________________________________________________
=============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                    $227,421,658
-------------------------------------------------------------
Undistributed net investment income (loss)           (891,687)
-------------------------------------------------------------
Undistributed net realized gain                    49,263,626
-------------------------------------------------------------
Unrealized appreciation                            68,012,132
=============================================================
                                                 $343,805,729
_____________________________________________________________
=============================================================


NET ASSETS:

Series I                                         $163,094,159
_____________________________________________________________
=============================================================
Series II                                        $180,711,570
_____________________________________________________________
=============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                            7,696,160
_____________________________________________________________
=============================================================
Series II                                           8,651,951
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      21.19
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      20.89
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of
  $3,430)                                        $   735,852
------------------------------------------------------------
Dividends from affiliated money market funds
  (includes securities lending income of
  $45,000)                                           243,614
============================================================
     Total investment income                         979,466
============================================================

EXPENSES:

Advisory fees                                      1,165,665
------------------------------------------------------------
Administrative services fees                         419,970
------------------------------------------------------------
Custodian fees                                        13,211
------------------------------------------------------------
Distribution fees -- Series II                       193,778
------------------------------------------------------------
Transfer agent fees                                   10,756
------------------------------------------------------------
Trustees' and officer's fees and benefits             12,546
------------------------------------------------------------
Other                                                 29,586
============================================================
     Total expenses                                1,845,512
============================================================
Less: Fees waived and expense offset
  arrangement                                        (16,486)
============================================================
     Net expenses                                  1,829,026
============================================================
Net investment income (loss)                        (849,560)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains
     from securities sold to affiliates of
     $437,584)                                    22,158,711
------------------------------------------------------------
  Foreign currencies                                  (7,167)
------------------------------------------------------------
  Option contracts written                            55,437
============================================================
                                                  22,206,981
============================================================
Change in net unrealized appreciation of:
  Investment securities                           21,936,234
------------------------------------------------------------
  Foreign currencies                                     177
------------------------------------------------------------
  Option contracts written                             3,364
============================================================
                                                  21,939,775
============================================================
Net realized and unrealized gain                  44,146,756
============================================================
Net increase in net assets resulting from
  operations                                     $43,297,196
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Capital Development Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                  JUNE 30,       DECEMBER 31,
                                                    2007             2006
------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                  $   (849,560)    $ (1,348,237)
------------------------------------------------------------------------------
  Net realized gain                               22,206,981       28,747,177
------------------------------------------------------------------------------
  Change in net unrealized appreciation           21,939,775        6,372,091
==============================================================================
    Net increase in net assets resulting from
     operations                                   43,297,196       33,771,031
==============================================================================
Distributions to shareholders from net
  realized gains:
  Series I                                                --       (2,202,279)
------------------------------------------------------------------------------
  Series II                                               --       (2,172,661)
==============================================================================
    Decrease in net assets resulting from
     distributions                                        --       (4,374,940)
==============================================================================
Share transactions-net:
  Series I                                        (7,439,891)      14,360,380
------------------------------------------------------------------------------
  Series II                                       30,290,510       32,838,781
==============================================================================
    Net increase in net assets resulting from
     share transactions                           22,850,619       47,199,161
==============================================================================
    Net increase in net assets                    66,147,815       76,595,252
==============================================================================

NET ASSETS:

  Beginning of period                            277,657,914      201,062,662
==============================================================================
  End of period (including undistributed net
    investment income (loss) of $(891,687) and
    $(42,127), respectively)                    $343,805,729     $277,657,914
______________________________________________________________________________
==============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Capital Development Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Development Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund"). The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

AIM V.I. Capital Development Fund


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. CALL OPTIONS WRITTEN AND PURCHASED -- The Fund may write and buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or

AIM V.I. Capital Development Fund

     above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

L. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $350 million                                            0.75%
--------------------------------------------------------------------
Over $350 million                                             0.625%
 ___________________________________________________________________
====================================================================


    Through at least April 30, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.745%
--------------------------------------------------------------------
Next $250 million                                             0.73%
--------------------------------------------------------------------
Next $500 million                                             0.715%
--------------------------------------------------------------------
Next $1.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.685%
--------------------------------------------------------------------
Next $2.5 billion                                             0.67%
--------------------------------------------------------------------
Next $2.5 billion                                             0.655%
--------------------------------------------------------------------
Over $10 billion                                              0.64%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, effective July 1, 2007, AIM has contractually agreed through at least April 30, 2009 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $13,842.

AIM V.I. Capital Development Fund


    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2007, AIM was paid $40,706 for accounting and fund administrative services and reimbursed $379,264 for services provided by insurance companies.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND                                               12/31/06          AT COST          FROM SALES         06/30/07        INCOME
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-Institutional Class       $17,152,937      $43,579,050       $ (57,593,814)     $3,138,173      $ 99,551
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class              17,152,937       43,579,050         (57,593,814)      3,138,173        99,063
=================================================================================================================================
  Subtotal                                        $34,305,874      $87,158,100       $(115,187,628)     $6,276,346      $198,614
=================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND                                               12/31/06          AT COST          FROM SALES         06/30/07        INCOME*
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-Institutional Class       $ 2,108,462      $ 18,862,068      $ (20,970,530)     $       --      $ 22,495
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class            2,108,462        18,828,613        (20,937,075)             --        22,505
=================================================================================================================================
  Subtotal                                        $ 4,216,924      $ 37,690,681      $ (41,907,605)     $       --      $ 45,000
=================================================================================================================================
  Total Investments in Affiliates                 $38,522,798      $124,848,781      $(157,095,233)     $6,276,346      $243,614
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2007, the Fund engaged in securities sales of $3,442,564, which resulted in net realized gains of $437,584, and securities purchases of $113,986.

AIM V.I. Capital Development Fund

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $2,644.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $2,745 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2007, there were no securities out on loan. For the six months ended June 30, 2007, the Fund received dividends on cash collateral investments of $45,000 for securities lending transactions during the period, which are net of compensation to counterparties.

AIM V.I. Capital Development Fund

NOTE 9--OPTION CONTRACTS WRITTEN

                        TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------
                                                    CALL OPTION CONTRACTS
                                                ------------------------------
                                                  NUMBER OF        PREMIUMS
                                                  CONTRACTS        RECEIVED
------------------------------------------------------------------------------
Beginning of period                                  350           $ 60,617
------------------------------------------------------------------------------
Closed                                              (140)           (20,281)
------------------------------------------------------------------------------
Expired                                             (210)           (40,336)
==============================================================================
End of period                                         --           $     --
______________________________________________________________________________
==============================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2006.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $174,526,050 and $148,544,609, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $  74,015,401
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment
  securities                                                       (6,260,505)
===============================================================================
Net unrealized appreciation of investment securities            $  67,754,896
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $274,246,529.

NOTE 12--SHARE INFORMATION


                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------
                                                     SIX MONTHS                      YEAR
                                                       ENDED                         ENDED
                                                  JUNE 30, 2007(a)             DECEMBER 31, 2006
                                             --------------------------    -------------------------
                                               SHARES         AMOUNT         SHARES        AMOUNT
----------------------------------------------------------------------------------------------------
Sold:
  Series I                                      383,519    $  7,569,385     2,145,804    $38,715,460
----------------------------------------------------------------------------------------------------
  Series II                                   2,999,552      59,409,797     2,681,069     46,879,330
====================================================================================================
Issued as reinvestment of dividends:
  Series I                                           --              --       117,706      2,202,279
----------------------------------------------------------------------------------------------------
  Series II                                          --              --       117,632      2,172,661
====================================================================================================
Reacquired:
  Series I                                     (754,753)    (15,009,276)   (1,511,376)   (26,557,359)
----------------------------------------------------------------------------------------------------
  Series II                                  (1,440,608)    (29,119,287)     (944,292)   (16,213,210)
====================================================================================================
                                              1,187,710    $ 22,850,619     2,606,543    $47,199,161
____________________________________________________________________________________________________
====================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 70% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM V.I. Capital Development Fund


NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             SERIES I
                                  -----------------------------------------------------------------------------------------------
                                   SIX MONTHS
                                      ENDED                                   YEAR ENDED DECEMBER 31,
                                    JUNE 30,       ------------------------------------------------------------------------------
                                      2007             2006             2005             2004             2003            2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $  18.43         $  16.09         $  14.68         $  12.71          $  9.39        $ 11.94
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)         (0.04)           (0.07)           (0.04)           (0.03)(a)        (0.01)         (0.01)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                     2.80             2.73             1.45             2.00             3.33          (2.54)
=================================================================================================================================
    Total from investment
      operations                        2.76             2.66             1.41             1.97             3.32          (2.55)
=================================================================================================================================
Less distributions from net
  realized gains                          --            (0.32)              --               --               --             --
=================================================================================================================================
Net asset value, end of period      $  21.19         $  18.43         $  16.09         $  14.68          $ 12.71        $  9.39
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                        14.97%           16.52%            9.61%           15.50%           35.36%        (21.36)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $163,094         $148,668         $117,674         $112,028          $93,813        $70,018
=================================================================================================================================
Ratio of expenses to average net
  assets                                1.05%(c)(d)       1.08%(c)        1.09%            1.10%            1.13%          1.14%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets         (0.42)%(d)       (0.48)%          (0.22)%          (0.21)%          (0.13)%        (0.08)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                48%             119%             125%              93%              95%           121%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.06%(annualized) and 1.09% for the six months ended June 30, 2007 and the year ended December 31, 2006, respectively.
(d) Ratios are annualized and based on average daily net assets of $157,113,422.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                             SERIES II
                                  -----------------------------------------------------------------------------------------------
                                   SIX MONTHS
                                      ENDED                                   YEAR ENDED DECEMBER 31,
                                    JUNE 30,       ------------------------------------------------------------------------------
                                      2007             2006             2005             2004             2003            2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $  18.19         $  15.92          $ 14.57          $ 12.64          $  9.36        $ 11.94
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)         (0.06)           (0.10)           (0.07)           (0.06)(a)        (0.03)         (0.03)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                     2.76             2.69             1.42             1.99             3.31          (2.55)
=================================================================================================================================
    Total from investment
      operations                        2.70             2.59             1.35             1.93             3.28          (2.58)
=================================================================================================================================
Less distributions from net
  realized gains                          --            (0.32)              --               --               --             --
=================================================================================================================================
Net asset value, end of period      $  20.89         $  18.19          $ 15.92          $ 14.57          $ 12.64        $  9.36
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                        14.84%           16.26%            9.27%           15.27%           35.04%        (21.61)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $180,712         $128,990          $83,388          $71,339          $33,550        $14,969
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                1.30%(c)(d)       1.33%(c)        1.34%            1.35%            1.38%          1.39%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets         (0.67)%(d)       (0.73)%          (0.47)%          (0.46)%          (0.38)%        (0.33)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                48%             119%             125%              93%              95%           121%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.31%(annualized) and 1.34% for the six months ended June 30, 2007 and the year ended December 31, 2006, respectively.
(d) Ratios are annualized and based on average daily net assets of $156,306,690.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM V.I. Capital Development Fund


NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM V.I. Capital Development Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              expense ratio and an assumed rate of
                                                                                          return of 5% per year before expenses,
As a shareholder of the Fund, you incur      The table below provides information about   which is not the Fund's actual return.
ongoing costs, including management fees;    actual account values and actual expenses.
distribution and/or service (12b-1) fees;    You may use the information in this table,      The hypothetical account values and
and other Fund expenses. This example is     together with the amount you invested, to    expenses may not be used to estimate the
intended to help you understand your         estimate the expenses that you paid over     actual ending account balance or expenses
ongoing costs (in dollars) of investing in   the period. Simply divide your account       you paid for the period. You may use this
the Fund and to compare these costs with     value by $1,000 (for example, an $8,600      information to compare the ongoing costs
ongoing costs of investing in other mutual   account value divided by $1,000 = 8.6),      of investing in the Fund and other funds.
funds. The example is based on an            then multiply the result by the number in    To do so, compare this 5% hypothetical
investment of $1,000 invested at the         the table under the heading entitled         example with the 5% hypothetical examples
beginning of the period and held for the     "Actual Expenses Paid During Period" to      that appear in the shareholder reports of
entire period January 1, 2007, through       estimate the expenses you paid on your       the other funds.
June 30, 2007.                               account during this period.
                                                                                             Please note that the expenses shown in
   The actual and hypothetical expenses in   HYPOTHETICAL EXAMPLE FOR COMPARISON          the table are meant to highlight your
the examples below do not represent the      PURPOSES                                     ongoing costs. Therefore, the hypothetical
effect of any fees or other expenses                                                      information is useful in comparing ongoing
assessed in connection with a variable       The table below also provides information    costs, and will not help you determine the
product; if they did, the expenses shown     about hypothetical account values and        relative total costs of owning different
would be higher while the ending account     hypothetical expenses based on the Fund's    funds.
values shown would be lower.                 actual


====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

Series I           $1,000.00            $1,149.70             $5.60              $1,019.59             $5.26              1.05%
Series II           1,000.00             1,148.40              6.92               1,018.35              6.51              1.30

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. Capital Development Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     expenses of their assigned funds. The        may have occurred since that date,
Variable Insurance Funds is required under   Investments Committee considers each         including but not limited to changes to
the Investment Company Act of 1940 to        Sub-Committee's recommendations and makes    the Fund's performance, advisory fees,
approve annually the renewal of the AIM      its own recommendations regarding the        expense limitations and/or fee waivers.
V.I. Capital Development Fund (the Fund)     performance, fees and expenses of the AIM
investment advisory agreement with A I M     Funds to the full Board. Moreover, the       A. NATURE, EXTENT AND QUALITY OF SERVICES
Advisors, Inc. (AIM). During contract        Investments Committee considers each            PROVIDED BY AIM
renewal meetings held on June 25-27, 2007,   Sub-Committee's recommendations in making
the Board as a whole and the disinterested   its annual recommendation to the Board       The Board reviewed the advisory services
or "independent" Trustees, voting            whether to approve the continuance of each   provided to the Fund by AIM under the
separately, approved the continuance of      AIM Fund's investment advisory agreement     Fund's advisory agreement, the performance
the Fund's investment advisory agreement     and sub-advisory agreement, if applicable    of AIM in providing these services, and
for another year, effective July 1, 2007.    (advisory agreements), for another year.     the credentials and experience of the
In doing so, the Board determined that the                                                officers and employees of AIM who provide
Fund's advisory agreement is in the best        The independent Trustees, as mentioned    these services. The Board's review of the
interests of the Fund and its shareholders   above, are assisted in their annual          qualifications of AIM to provide these
and that the compensation to AIM under the   evaluation of the advisory agreements by     services included the Board's
Fund's advisory agreement is fair and        the independent Senior Officer. One          consideration of AIM's portfolio and
reasonable.                                  responsibility of the Senior Officer is to   product review process, various back
                                             manage the process by which the AIM Funds'   office support functions provided by AIM,
   The independent Trustees met separately   proposed management fees are negotiated      and AIM's equity and fixed income trading
during their evaluation of the Fund's        during the annual contract renewal process   operations. The Board concluded that the
investment advisory agreement with           to ensure that they are negotiated in a      nature, extent and quality of the advisory
independent legal counsel from whom they     manner which is at arms' length and          services provided to the Fund by AIM were
received independent legal advice, and the   reasonable. Accordingly, the Senior          appropriate and that AIM currently is
independent Trustees also received           Officer must either supervise a              providing satisfactory advisory services
assistance during their deliberations from   competitive bidding process or prepare an    in accordance with the terms of the Fund's
the independent Senior Officer, a            independent written evaluation. The Senior   advisory agreement. In addition, based on
full-time officer of the AIM Funds who       Officer has recommended that an              their ongoing meetings throughout the year
reports directly to the independent          independent written evaluation be provided   with the Fund's portfolio managers, the
Trustees. The following discussion more      and, upon the direction of the Board, has    Board concluded that these individuals are
fully describes the process employed by      prepared an independent written              competent and able to continue to carry
the Board to evaluate the performance of     evaluation.                                  out their responsibilities under the
the AIM Funds (including the Fund)                                                        Fund's advisory agreement.
throughout the year and, more                   During the annual contract renewal
specifically, during the annual contract     process, the Board considered the factors       In determining whether to continue the
renewal meetings.                            discussed below under the heading "Factors   Fund's advisory agreement, the Board
                                             and Conclusions and Summary of Independent   considered the prior relationship between
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    AIM and the Fund, as well as the Board's
                                             fairness and reasonableness of the Fund's    knowledge of AIM's operations, and
The Board's Investments Committee has        advisory agreement at the contract renewal   concluded that it was beneficial to
established three Sub-Committees which are   meetings and at their meetings throughout    maintain the current relationship, in
responsible for overseeing the management    the year as part of their ongoing            part, because of such knowledge. The Board
of a number of the series portfolios of      oversight of the Fund. The Fund's advisory   also considered the steps that AIM and its
the AIM Funds. This Sub-Committee structure  agreement was considered separately,         affiliates have taken over the last
permits the Trustees to focus on the         although the Board also considered the       several years to improve the quality and
performance of the AIM Funds that have       common interests of all of the AIM Funds     efficiency of the services they provide to
been assigned to them. The Sub-Committees    in their deliberations. The Board            the Funds in the areas of investment
meet throughout the year to review the       comprehensively considered all of the        performance, product line diversification,
performance of their assigned funds, and     information provided to them and did not     distribution, fund operations, shareholder
the Sub-Committees review monthly and        identify any particular factor that was      services and compliance. The Board
quarterly comparative performance            controlling. Furthermore, each Trustee may   concluded that the quality and efficiency
information and periodic asset flow data     have evaluated the information provided      of the services AIM and its affiliates
for their assigned funds. These materials    differently from one another and             provide to the AIM Funds in each of these
are prepared under the direction and         attributed different weight to the various   areas have generally improved, and support
supervision of the independent Senior        factors. The Trustees recognized that the    the Board's approval of the continuance of
Officer. Over the course of each year, the   advisory arrangements and resulting          the Fund's advisory agreement.
Sub-Committees meet with portfolio managers  advisory fees for the Fund and the other
for their assigned funds and other members   AIM Funds are the result of years of         B. FUND PERFORMANCE
of management and review with these          review and negotiation between the
individuals the performance, investment      Trustees and AIM, that the Trustees may      The Board compared the Fund's performance
objective(s), policies, strategies and       focus to a greater extent on certain         during the past one, three and five
limitations of these funds.                  aspects of these arrangements in some        calendar years to the performance of funds
                                             years than others, and that the Trustees'    in the Fund's Lipper peer group that are
   In addition to their meetings             deliberations and conclusions in a           not managed by AIM, and against the
throughout the year, the Sub-Committees      particular year may be based in part on      performance of all funds in the Lipper
meet at designated contract renewal          their deliberations and conclusions of       Variable Annuity Underlying Funds -
meetings each year to conduct an in-depth    these same arrangements throughout the       Mid-Cap Growth Index. The Board also
review of the performance, fees and          year and in prior years.                     reviewed the methodology used by Lipper to
expenses of their assigned funds. During                                                  identify the Fund's peers. The Board noted
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       that the Fund's performance was above the
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           median performance of its peers for the
data regarding all the AIM Funds prepared                                                 one, three and five year periods. The
by an independent company, Lipper, Inc.,     The discussion below serves as a summary     Board noted that the Fund's performance
under the direction and supervision of the   of the Senior Officer's independent          was above the performance of the Index for
independent Senior Officer who also          written evaluation, as well as a             the one, three and five year periods. The
prepares a separate analysis of this         discussion of the material factors and       Board also considered the steps AIM has
information for the Trustees. Each           related conclusions that formed the basis    taken over the last several years to
Sub-Committee then makes recommendations     for the Board's approval of the Fund's       improve the quality and efficiency of the
to the Investments Committee regarding the   advisory agreement. Unless otherwise         services that AIM provides to the AIM
performance, fees and                        stated, information set forth below is as    Funds. The Board concluded that AIM
                                             of June 27, 2007 and does not reflect any    continues to be responsive to the Board's
                                             changes that                                 focus on fund performance. Although the
                                                                                          independ-

                                                                                                                         (continued)

AIM V.I. Capital Development Fund

ent written evaluation of the Fund's            After taking account of the Fund's        Board noted that they had relied upon the
Senior Officer (discussed below) only        contractual advisory fee rate, as well as    Senior Officer's written evaluation
considered Fund performance through the      the comparative advisory fee information     instead of a competitive bidding process.
most recent calendar year, the Board also    and the fee waivers/expense limitations      In determining whether to continue the
reviewed more recent Fund performance and    discussed above, the Board concluded that    Fund's advisory agreement, the Board
this review did not change their             the Fund's advisory fees were fair and       considered the Senior Officer's written
conclusions.                                 reasonable.                                  evaluation.

C. ADVISORY FEES AND FEE WAIVERS             D. ECONOMIES OF SCALE AND BREAKPOINTS        G. COLLATERAL BENEFITS TO AIM AND ITS
                                                                                             AFFILIATES
The Board compared the Fund's contractual    The Board considered the extent to which
advisory fee rate to the contractual         there are economies of scale in AIM's        The Board considered various other
advisory fee rates of funds in the Fund's    provision of advisory services to the        benefits received by AIM and its
Lipper peer group that are not managed by    Fund. The Board also considered whether      affiliates resulting from AIM's
AIM, at a common asset level and as of the   the Fund benefits from such economies of     relationship with the Fund, including the
end of the past calendar year. The Board     scale through contractual breakpoints in     fees received by AIM and its affiliates
noted that the Fund's advisory fee rate      the Fund's advisory fee schedule or          for their provision of administrative,
was below the median advisory fee rate of    through advisory fee waivers or expense      transfer agency and distribution services
its peers. The Board also reviewed the       limitations. The Board noted that the        to the Fund. The Board considered the
methodology used by Lipper and noted that    Fund's contractual advisory fee schedule     performance of AIM and its affiliates in
the contractual fee rates shown by Lipper    includes one breakpoint but that, due to     providing these services and the
include any applicable long-term             the Fund's asset level at the end of the     organizational structure employed by AIM
contractual fee waivers. The Board also      past calendar year and the way in which      and its affiliates to provide these
compared the Fund's contractual advisory     the breakpoint has been structured, the      services. The Board also considered that
fee rate to the contractual advisory fee     Fund has yet to benefit from the             these services are provided to the Fund
rates of other clients of AIM and its        breakpoint. The Board also noted that        pursuant to written contracts which are
affiliates with investment strategies        AIM's contractual advisory fee waiver        reviewed and approved on an annual basis
comparable to those of the Fund, including   discussed above includes breakpoints based   by the Board. The Board concluded that AIM
three mutual funds advised by AIM, one       on net asset levels. Based on this           and its affiliates were providing these
mutual fund sub-advised by an AIM            information, the Board concluded that the    services in a satisfactory manner and in
affiliate, and one offshore fund advised     Fund's advisory fees appropriately reflect   accordance with the terms of their
and sub-advised by AIM affiliates. The       economies of scale at current asset          contracts, and were qualified to continue
Board noted that the Fund's rate was: (i)    levels. The Board also noted that the Fund   to provide these services to the Fund.
above the rates for two of the mutual        shares directly in economies of scale
funds and the same as the rate for the       through lower fees charged by third party       The Board considered the benefits
third mutual fund; (ii) above the            service providers based on the combined      realized by AIM as a result of portfolio
sub-advisory fee rate for the sub-advised    size of all of the AIM Funds and             brokerage transactions executed through
mutual fund, although the advisory fee       affiliates.                                  "soft dollar" arrangements. Under these
rate for such sub-advised mutual fund was                                                 arrangements, portfolio brokerage
comparable to the Fund's; and (iii) below    E. PROFITABILITY AND FINANCIAL RESOURCES     commissions paid by the Fund and/or other
the advisory fee rate for the offshore          OF AIM                                    funds advised by AIM are used to pay for
fund.                                                                                     research and execution services. The Board
                                             The Board reviewed information from AIM      noted that soft dollar arrangements shift
   The Board noted that AIM has              concerning the costs of the advisory and     the payment obligation for the research
contractually agreed to waive advisory       other services that AIM and its affiliates   and executions services from AIM to the
fees of the Fund through at least April      provide to the Fund and the profitability    funds and therefore may reduce AIM's
30, 2009 and that this fee waiver includes   of AIM and its affiliates in providing       expenses. The Board also noted that
breakpoints based on net asset levels. The   these services. The Board also reviewed      research obtained through soft dollar
Board considered the contractual nature of   information concerning the financial         arrangements may be used by AIM in making
this fee waiver and noted that it remains    condition of AIM and its affiliates. The     investment decisions for the Fund and may
in effect until at least April 30, 2009.     Board also reviewed with AIM the             therefore benefit Fund shareholders. The
The Board noted that, according to           methodology used to prepare the              Board concluded that AIM's soft dollar
information provided by AIM, this fee        profitability information. The Board         arrangements were appropriate. The Board
waiver reduces the Fund's effective          considered the overall profitability of      also concluded that, based on their review
advisory fees to a level generally in line   AIM, as well as the profitability of AIM     and representations made by AIM, these
with the median effective advisory fees      in connection with managing the Fund. The    arrangements were consistent with
for the Fund's peers, as determined by       Board noted that AIM continues to operate    regulatory requirements.
AIM. The Board noted that this fee waiver    at a net profit, although increased
was proposed by AIM in response to the       expenses in recent years have reduced the       The Board considered the fact that the
recommendation of the independent Senior     profitability of AIM and its affiliates.     Fund's uninvested cash and cash collateral
Officer that AIM consider whether the        The Board concluded that the Fund's          from any securities lending arrangements
advisory fee waivers for certain equity      advisory fees were fair and reasonable,      may be invested in money market funds
AIM Funds, including the Fund, should be     and that the level of profits realized by    advised by AIM pursuant to procedures
simplified. The Board also noted that AIM    AIM and its affiliates from providing        approved by the Board. The Board noted
has contractually agreed to waive fees       services to the Fund was not excessive in    that AIM will receive advisory fees from
and/or limit expenses of the Fund through    light of the nature, quality and extent of   these affiliated money market funds
at least April 30, 2009 in an amount         the services provided. The Board             attributable to such investments, although
necessary to limit total annual operating    considered whether AIM is financially        AIM has contractually agreed to waive the
expenses to a specified percentage of        sound and has the resources necessary to     advisory fees payable by the Fund with
average daily net assets for each class of   perform its obligations under the Fund's     respect to its investment of uninvested
the Fund. The Board considered the           advisory agreement, and concluded that AIM   cash in these affiliated money market
contractual nature of this fee waiver and    has the financial resources necessary to     funds through at least April 30, 2009. The
noted that it remains in effect until at     fulfill these obligations.                   Board considered the contractual nature of
least April 30, 2009. The Board reviewed                                                  this fee waiver and noted that it remains
the Fund's effective advisory fee rate,      F. INDEPENDENT WRITTEN EVALUATION OF THE     in effect until at least April 30, 2009.
after taking account of these fee               FUND'S SENIOR OFFICER                     The Board concluded that the Fund's
waivers/expense limitations, and                                                          investment of uninvested cash and cash
considered the effect these fee              The Board noted that, upon their             collateral from any securities lending
waivers/expense limitations would have on    direction, the Senior Officer of the Fund,   arrangements in the affiliated money
the Fund's estimated total expenses. The     who is independent of AIM and AIM's          market funds is in the best interests of
Board concluded that the levels of fee       affiliates, had prepared an independent      the Fund and its shareholders.
waivers/expense limitations for the Fund     written evaluation to assist the Board in
were fair and reasonable.                    determining the reasonableness of the
                                             proposed management fees of the AIM Funds,
                                             including the Fund. The

                            AIM V.I. Core Equity Fund
                Semiannual Report to Shareholders o June 30, 2007

DOMESTIC EQUITY

Large-Cap Blend

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


  [AIM INVESTMENTS LOGO]             Unless otherwise noted, all data in this
-- REGISTERED TRADEMARK --           report are from A I M Management Group Inc.

                                     THIS REPORT MUST BE ACCOMPANIED OR PRECEDED
                                     BY A CURRENTLY EFFECTIVE FUND PROSPECTUS
                                     AND VARIABLE PRODUCT PROSPECTUS, WHICH
                                     CONTAIN MORE COMPLETE INFORMATION,
                                     INCLUDING SALES CHARGES AND EXPENSES.
                                     INVESTORS SHOULD READ EACH CAREFULLY BEFORE
                                     INVESTING.

                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. Core Equity Fund

Fund performance                                                                          Funds, is currently offered through
=======================================================================================   insurance companies issuing variable
PERFORMANCE SUMMARY                                                                       products. You cannot purchase shares of
                                                                                          the Fund directly. Performance figures
FUND VS. INDEXES                                                                          given represent the Fund and are not
                                                                                          intended to reflect actual variable
Cumulative total returns, 12/31/06-6/30/07, excluding variable product issuer charges.    product values. They do not reflect sales
If variable product issuer charges were included, returns would be lower.                 charges, expenses and fees assessed in
                                                                                          connection with a variable product. Sales
Series I Shares                                                                   9.08%   charges, expenses and fees, which are
Series II Shares                                                                  8.96    determined by the variable product
S&P 500 Index(1) (Broad Market Index)                                             6.96    issuers, will vary and will lower the
Russell 1000 Index(1) (Style-Specific Index)                                      7.18    total return.
Lipper VUF Large-Cap Core Funds Index(1) (Peer Group Index)                       7.41
Lipper Large-Cap Core Funds Index(1) (Former Peer Group Index)                    7.33       Per NASD requirements, the most recent
                                                                                          month-end performance data at the Fund
Source: (1) Lipper Inc.                                                                   level, excluding variable product charges,
                                                                                          is available on the AIM automated
The unmanaged S&P 500 -- REGISTERED TRADEMARK -- Index is an index of common stocks       information line, 866-702-4402. As
frequently used as a general measure of U.S. stock market performance.                    mentioned above, for the most recent
                                                                                          month-end performance including variable
   The unmanaged Russell 1000 -- REGISTERED TRADEMARK -- Index represents the             product charges, please contact your
performance of the stocks of large-capitalization companies. The Russell 1000 Index is    variable product issuer or financial
a trademark/service mark of the Frank Russell Company. Russell                            advisor.
-- REGISTERED TRADEMARK -- is a trademark of the Frank Russell Company.

   The Fund has elected to use the Lipper Variable Underlying Funds (VUF) Large-Cap
Core Funds Index as its peer group instead of the Lipper Large-Cap Core Funds Index. In
2006, Lipper began publishing VUF indexes, allowing the Fund to be compared with the
Lipper VUF Large-Cap Core Funds Index. The unmanaged Lipper VUF Large-Cap Core Funds
Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Large-Cap Core Funds category. Lipper Inc. is an independent mutual fund performance monitor.

   The unmanaged Lipper Large-Cap Core Funds Index represents an average of the performance of the largest large-capitalization core equity funds tracked by Lipper
Inc.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================      The performance of the Fund's Series I
FUND PERFORMANCE                             and Series II share classes will differ
As of 6/30/07                                primarily due to different class expenses.
SERIES I SHARES
Inception (5/2/94)                   9.99%      The performance data quoted represent
10 Years                             6.45    past performance and cannot guarantee
 5 Years                            10.62    comparable future results; current
 1 Year                             22.34    performance may be lower or higher. Please
                                             contact your variable product issuer or
SERIES II SHARES                             financial advisor for the most recent
10 Years                            6.19%    month-end variable product performance.
 5 Years                            10.35    Performance figures reflect Fund expenses,
 1 Year                             22.03    reinvested distributions and changes in
==========================================   net asset value. Investment return and
                                             principal value will fluctuate so that you
Series II shares' inception date is          may have a gain or loss when you sell
October 24, 2001. Returns since that date    shares.
are historical. All other returns are the
blended returns of the historical               The total annual Fund operating expense
performance of the fund's Series II shares   ratio set forth in the most recent Fund
since their inception and the restated       prospectus as of the date of this report
historical performance of Series I shares    for Series I and Series II shares was
(for periods prior to inception of the       0.91% and 1.16%, respectively. The expense
Series II shares) adjusted to reflect the    ratios presented above may vary from the
Rule 12b-1 fees applicable to the Series     expense ratios presented in other sections
II shares. The inception date of Series I    of this report that are based on expenses
shares is May 2, 1994.                       incurred during the period covered by this
                                             report.

                                                AIM V.I. Core Equity Fund, a series
                                             portfolio of AIM Variable Insurance

AIM V.I. Core Equity Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2007


----------------------------------------------------------
Information Technology                             21.4%
----------------------------------------------------------
Industrials                                        16.1
----------------------------------------------------------
Energy                                             13.0
----------------------------------------------------------
Financials                                         12.3
----------------------------------------------------------
Health Care                                        10.3
----------------------------------------------------------
Consumer Staples                                    9.6
----------------------------------------------------------
Consumer Discretionary                              6.5
----------------------------------------------------------
Telecommunication Services                          2.2
----------------------------------------------------------
Utilities                                           0.5
----------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                       8.1
__________________________________________________________
==========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)


                                                 SHARES         VALUE
--------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-72.16%

AEROSPACE & DEFENSE-2.02%

Northrop Grumman Corp.                            273,326   $   21,283,896
--------------------------------------------------------------------------
United Technologies Corp.                         450,000       31,918,500
==========================================================================
                                                                53,202,396
==========================================================================

AIR FREIGHT & LOGISTICS-1.47%

United Parcel Service, Inc.-Class B               529,928       38,684,744
==========================================================================

APPAREL RETAIL-1.04%

Gap, Inc., (The)                                1,439,177       27,488,281
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.32%

Blackstone Group L.P. (The)(a)                    286,279        8,379,386
==========================================================================

BIOTECHNOLOGY-2.95%

Amgen Inc.(a)                                   1,401,906       77,511,383
==========================================================================

COMMUNICATIONS EQUIPMENT-3.97%

Cisco Systems, Inc.(a)                          1,430,166       39,830,123
--------------------------------------------------------------------------
Corning Inc.(a)                                 1,164,363       29,749,475
--------------------------------------------------------------------------
Motorola, Inc.                                  1,967,156       34,818,661
==========================================================================
                                                               104,398,259
==========================================================================

COMPUTER HARDWARE-0.79%

International Business Machines Corp.             196,925       20,726,356
==========================================================================

COMPUTER STORAGE & PERIPHERALS-2.01%

EMC Corp.(a)                                    1,325,936       23,999,441
--------------------------------------------------------------------------
Seagate Technology                              1,321,557       28,770,296
==========================================================================
                                                                52,769,737
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.91%

Caterpillar Inc.                                  642,747   $   50,327,090
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.69%

Automatic Data Processing, Inc.                   920,191       44,601,658
==========================================================================

ELECTRIC UTILITIES-0.56%

FPL Group, Inc.                                   257,458       14,608,167
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-2.32%

Agilent Technologies, Inc.(a)                   1,586,946       61,002,204
==========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.56%

Waste Management, Inc.                          1,048,373       40,938,966
==========================================================================

HYPERMARKETS & SUPER CENTERS-2.12%

Wal-Mart Stores, Inc.                           1,160,898       55,850,803
==========================================================================

INDUSTRIAL CONGLOMERATES-8.15%

3M Co.                                            871,096       75,602,422
--------------------------------------------------------------------------
General Electric Co.                            1,299,094       49,729,318
--------------------------------------------------------------------------
Tyco International Ltd.(a)                      2,641,762       89,265,138
==========================================================================
                                                               214,596,878
==========================================================================

INSURANCE BROKERS-0.98%

Marsh & McLennan Cos., Inc.                       838,646       25,897,388
==========================================================================

INTEGRATED OIL & GAS-1.21%

Exxon Mobil Corp.                                 380,342       31,903,087
==========================================================================

AIM V.I. Core Equity Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-0.82%

AT&T Inc.                                         519,827   $   21,572,821
==========================================================================

MOVIES & ENTERTAINMENT-0.92%

News Corp.-Class A                              1,145,752       24,301,400
==========================================================================

MULTI-LINE INSURANCE-0.97%

Genworth Financial Inc.-Class A                   743,939       25,591,502
==========================================================================

OFFICE ELECTRONICS-1.44%

Xerox Corp.(a)                                  2,053,790       37,954,039
==========================================================================

OIL & GAS DRILLING-0.94%

Transocean Inc.(a)                                233,500       24,746,330
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-4.82%

BJ Services Co.                                 1,466,591       41,709,848
--------------------------------------------------------------------------
Schlumberger Ltd.                                 408,933       34,734,769
--------------------------------------------------------------------------
Smith International, Inc.                         287,868       16,880,580
--------------------------------------------------------------------------
Weatherford International Ltd.(a)                 608,138       33,593,543
==========================================================================
                                                               126,918,740
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-3.52%

Apache Corp.                                      347,029       28,314,096
--------------------------------------------------------------------------
Chesapeake Energy Corp.                           894,565       30,951,949
--------------------------------------------------------------------------
XTO Energy, Inc.                                  556,321       33,434,892
==========================================================================
                                                                92,700,937
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.70%

Citigroup Inc.                                    872,065       44,728,214
==========================================================================

PERSONAL PRODUCTS-2.15%

Avon Products, Inc.                               758,582       27,877,889
--------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A              629,469       28,647,134
==========================================================================
                                                                56,525,023
==========================================================================

PHARMACEUTICALS-3.94%

Merck & Co. Inc.                                  586,928       29,229,014
--------------------------------------------------------------------------
Pfizer Inc.                                     2,912,826       74,480,961
==========================================================================
                                                               103,709,975
==========================================================================

PROPERTY & CASUALTY INSURANCE-6.78%

Berkshire Hathaway Inc.-Class A(a)                    467       51,124,825
--------------------------------------------------------------------------
Chubb Corp. (The)                                 474,478       25,688,239
--------------------------------------------------------------------------
Progressive Corp. (The)                         3,335,993       79,830,312
--------------------------------------------------------------------------
XL Capital Ltd.-Class A                           258,114       21,756,429
==========================================================================
                                                               178,399,805
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


PUBLISHING-2.27%

Gannett Co., Inc.                                 343,862   $   18,895,217
--------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                      230,364       15,683,181
--------------------------------------------------------------------------
Washington Post Co. (The)-Class B                  32,464       25,194,986
==========================================================================
                                                                59,773,384
==========================================================================

RAILROADS-0.96%

Union Pacific Corp.                               220,216       25,357,872
==========================================================================

SEMICONDUCTORS-0.93%

Analog Devices, Inc.                              651,466       24,521,180
==========================================================================

SOFT DRINKS-1.15%

Coca-Cola Co. (The)                               578,493       30,260,969
==========================================================================

SYSTEMS SOFTWARE-3.78%

Microsoft Corp.                                 1,680,670       49,529,345
--------------------------------------------------------------------------
Symantec Corp.(a)                               2,467,798       49,849,520
==========================================================================
                                                                99,378,865
==========================================================================
    Total Domestic Common Stocks (Cost
      $1,571,573,960)                                        1,899,327,839
==========================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-19.17%

ARGENTINA-0.60%

Tenaris S.A.-ADR (Oil & Gas Equipment &
  Services)                                       325,621       15,942,404
==========================================================================

FINLAND-1.28%

Nokia Oyj-ADR (Communications Equipment)        1,195,091       33,594,008
==========================================================================

FRANCE-3.02%

Lucent Technologies Inc.-Wts., expiring
  12/10/07 (Communications Equipment)(a)                2               --
--------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)(b)        116,359       18,655,097
--------------------------------------------------------------------------
Sanofi-Aventis-ADR (Pharmaceuticals)              236,020        9,504,525
--------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)(b)              632,604       51,352,610
==========================================================================
                                                                79,512,232
==========================================================================

GERMANY-0.08%

Henkel KGaA (Household Products)(b)                42,939        2,046,979
==========================================================================

ISRAEL-1.65%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                             1,050,781       43,344,716
==========================================================================

JAPAN-3.74%

Fujitsu Ltd. (Computer Hardware)                4,853,000       35,781,762
--------------------------------------------------------------------------
Hitachi, Ltd. (Electronic Equipment
  Manufacturers)(b)                             4,336,000       30,654,165
--------------------------------------------------------------------------
Nintendo Co., Ltd. (Home Entertainment
  Software)(b)                                     48,500       17,709,631
--------------------------------------------------------------------------
Sega Sammy Holdings Inc. (Leisure Products)       877,200       14,210,426
==========================================================================
                                                                98,355,984
==========================================================================

AIM V.I. Core Equity Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------

NETHERLANDS-2.16%

Koninklijke (Royal) Phillips Electronics N.V.
  (Consumer Electronics)(b)                       615,230   $   26,081,435
--------------------------------------------------------------------------
Unilever N.V. (Packaged Foods & Meats)(b)         992,203       30,853,992
==========================================================================
                                                                56,935,427
==========================================================================

SOUTH KOREA-1.38%

SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)                   1,329,820       36,370,577
==========================================================================

SWITZERLAND-0.38%

UBS A.G. (Diversified Capital Markets)(b)         167,097        9,987,591
==========================================================================

UNITED KINGDOM-4.88%

Barclays PLC (Diversified Banks)(b)             2,147,679       29,807,549
--------------------------------------------------------------------------
Cadbury Schweppes PLC
  (Packaged Foods & Meats)(b)                   4,577,174       62,284,186
--------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)         696,701       36,486,232
==========================================================================
                                                               128,577,967
==========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $377,817,336)                     504,667,885
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


FOREIGN PREFERRED STOCKS-0.60%

GERMANY-0.60%

Henkel KGaA-Pfd. (Household Products) (Cost
  $16,007,623)(b)                                 297,000   $   15,686,665
==========================================================================

MONEY MARKET FUNDS-6.98%

Liquid Assets Portfolio-Institutional
  Class(c)                                     91,907,270       91,907,270
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)       91,907,270       91,907,270
==========================================================================
    Total Money Market Funds (Cost
      $183,814,540)                                            183,814,540
==========================================================================
TOTAL INVESTMENTS-98.91% (Cost
  $2,149,213,459)                                            2,603,496,929
==========================================================================
OTHER ASSETS LESS LIABILITIES-1.09%                             28,786,085
==========================================================================
NET ASSETS-100.00%                                          $2,632,283,014
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred
Wts.  - Warrants

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $295,119,900, which represented 11.21% of the Fund's Net Assets. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Core Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $1,965,398,919)    $2,419,682,389
-------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $183,814,540)                             183,814,540
=============================================================
    Total investments (Cost $2,149,213,459)     2,603,496,929
=============================================================
Foreign currencies, at value (Cost $363,330)          366,489
-------------------------------------------------------------
Cash                                                  140,340
-------------------------------------------------------------
Receivables for:
  Investments sold                                 29,802,286
-------------------------------------------------------------
  Fund shares sold                                     67,651
-------------------------------------------------------------
  Dividends                                         3,842,691
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                177,072
-------------------------------------------------------------
Other assets                                              191
=============================================================
    Total assets                                2,637,893,649
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            3,413,781
-------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  418,582
-------------------------------------------------------------
Accrued administrative services fees                1,680,602
-------------------------------------------------------------
Accrued distribution fees -- Series II                 24,310
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             10,595
-------------------------------------------------------------
Accrued operating expenses                             62,765
=============================================================
    Total liabilities                               5,610,635
=============================================================
Net assets applicable to shares outstanding    $2,632,283,014
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $2,534,895,943
-------------------------------------------------------------
Undistributed net investment income                45,529,121
-------------------------------------------------------------
Undistributed net realized gain (loss)           (402,597,275)
-------------------------------------------------------------
Unrealized appreciation                           454,455,225
=============================================================
                                               $2,632,283,014
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                       $2,594,190,061
_____________________________________________________________
=============================================================
Series II                                      $   38,092,953
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                           87,371,257
_____________________________________________________________
=============================================================
Series II                                           1,293,867
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        29.69
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                    $        29.44
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of
  $899,538)                                      $ 23,421,553
-------------------------------------------------------------
Dividends from affiliated money market funds
  (includes securities lending income of
  $193,056)                                         7,714,534
=============================================================
    Total investment income                        31,136,087
=============================================================

EXPENSES:

Advisory fees                                       8,072,890
-------------------------------------------------------------
Administrative services fees                        3,425,707
-------------------------------------------------------------
Custodian fees                                         37,326
-------------------------------------------------------------
Distribution fees -- Series II                         48,926
-------------------------------------------------------------
Transfer agent fees                                    16,141
-------------------------------------------------------------
Trustees' and officer's fees and benefits              49,146
-------------------------------------------------------------
Other                                                  39,102
=============================================================
    Total expenses                                 11,689,238
=============================================================
Less: Fees waived and expense offset
  arrangement                                         (63,366)
=============================================================
    Net expenses                                   11,625,872
=============================================================
Net investment income                              19,510,215
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains
    from securities sold to affiliates of
    $304,557)                                     255,077,725
-------------------------------------------------------------
  Foreign currencies                                 (531,104)
=============================================================
                                                  254,546,621
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (39,541,647)
-------------------------------------------------------------
  Foreign currencies                                  157,388
=============================================================
                                                  (39,384,259)
=============================================================
Net realized and unrealized gain                  215,162,362
=============================================================
Net increase in net assets resulting from
  operations                                     $234,672,577
_____________________________________________________________
=============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Core Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                             JUNE 30,        DECEMBER 31,
                                               2007              2006
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income                   $   19,510,215    $   30,024,489
--------------------------------------------------------------------------
  Net realized gain                          254,546,621       133,384,161
--------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation)                           (39,384,259)      153,292,057
==========================================================================
    Net increase in net assets resulting
     from operations                         234,672,577       316,700,707
==========================================================================
Distributions to shareholders from net
  investment income:
  Series I                                            --       (14,522,140)
--------------------------------------------------------------------------
  Series ll                                           --          (203,586)
==========================================================================
    Decrease in net assets resulting
     from distributions                               --       (14,725,726)
==========================================================================
Share transactions-net:
  Series l                                  (336,299,214)    1,153,932,649
--------------------------------------------------------------------------
  Series ll                                   (5,071,464)       32,686,606
==========================================================================
    Net increase (decrease) in net
     assets resulting from share
     transactions                           (341,370,678)    1,186,619,255
==========================================================================
    Net increase (decrease) in net
     assets                                 (106,698,101)    1,488,594,236
==========================================================================

NET ASSETS:

  Beginning of period                      2,738,981,115     1,250,386,879
==========================================================================
  End of period (including undistributed
    net investment income of $45,529,121
    and $26,018,906, respectively)        $2,632,283,014    $2,738,981,115
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Core Equity Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Core Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund"). The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

AIM V.I. Core Equity Fund


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM V.I. Core Equity Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the following annual rates of the Fund's average daily net assets:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.65%
-------------------------------------------------------------------
Over $250 million                                             0.60%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit used to offset custodian expenses. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, effective July 1, 2007, AIM has contractually agreed through at least April 30, 2009 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $49,605.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2007, AIM was paid $252,912 for accounting and fund administrative services and reimbursed $3,172,795 for services provided by insurance companies.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM V.I. Core Equity Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                         VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND                                   12/31/06          AT COST          FROM SALES         06/30/07         INCOME
----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class                $140,001,437      $212,185,109      $(260,279,276)    $ 91,907,270     $3,770,164
----------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class                 140,001,437       212,185,109       (260,279,276)      91,907,270      3,751,314
======================================================================================================================
  Subtotal                           $280,002,874      $424,370,218      $(520,558,552)    $183,814,540     $7,521,478
======================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                         VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND                                   12/31/06          AT COST          FROM SALES         06/30/07        INCOME*
----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class                $ 18,777,590      $144,793,920      $(163,571,510)    $         --     $  193,056
======================================================================================================================
  Total Investments in Affiliates    $298,780,464      $569,164,138      $(684,130,062)    $183,814,540     $7,714,534
______________________________________________________________________________________________________________________
======================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2007, the Fund engaged in securities sales of $1,211,948, which resulted in net realized gains of $304,557, and securities purchases of $12,753,873.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of (i) custodian credits which result from periodic overnight cash balances at the custodian and (ii) a one time custodian fee credit used to offset custodian fees. For the six months ended June 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $13,761.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $7,534 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the

AIM V.I. Core Equity Fund

credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2007, there were no securities on loan to brokers. For the six months ended June 30, 2007, the Fund received dividends on cash collateral investments of $193,056 for securities lending transactions during the period, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of December 31, 2006 to utilizing $620,301,601 of capital loss carryforward in the fiscal year ended December 31, 2007.

    The Fund had a capital loss carryforward as of December 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2009                                               $472,694,739
-----------------------------------------------------------------------------
December 31, 2010                                                157,184,466
-----------------------------------------------------------------------------
December 31, 2011                                                 21,217,854
=============================================================================
Total capital loss carryforward                                 $651,097,059
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 1, 2006, the date of the reorganization of AIM V.I. Core Stock Fund and AIM V.I. Premier Equity Fund, into the Fund are realized on securities held in each Fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

AIM V.I. Core Equity Fund

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $774,626,712 and $1,024,121,310, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

              UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                    $ 484,072,071
-----------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                    (34,712,827)
===========================================================================================================
Net unrealized appreciation of investment securities                                          $ 449,359,244
___________________________________________________________________________________________________________
===========================================================================================================
Cost of investments for tax purposes is $2,154,137,685.


NOTE 11--SHARE INFORMATION


                                       CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                       YEAR ENDED
                                               JUNE 30, 2007(a)                   DECEMBER 31, 2006
                                       --------------------------------    --------------------------------
                                          SHARES            AMOUNT            SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Series I                                  549,741      $  15,518,084        6,743,339      $  168,070,113
-----------------------------------------------------------------------------------------------------------
  Series II                                  94,008          2,616,289          392,367          10,002,894
===========================================================================================================
Issued as reinvestment of dividends:
  Series I                                       --                 --          506,735          13,717,305
-----------------------------------------------------------------------------------------------------------
  Series II                                      --                 --            7,574             203,586
===========================================================================================================
Issued in connection with
  acquisitions(b):
  Series I                                       --                 --       64,659,654       1,621,011,995
-----------------------------------------------------------------------------------------------------------
  Series II                                      --                 --        1,126,308          28,069,390
===========================================================================================================
Reacquired:
  Series I                              (12,359,639)      (351,817,298)     (25,886,608)       (648,866,764)
-----------------------------------------------------------------------------------------------------------
  Series II                                (270,519)        (7,687,753)        (221,253)         (5,589,264)
===========================================================================================================
                                        (11,986,409)     $(341,370,678)      47,328,116      $1,186,619,255
___________________________________________________________________________________________________________
===========================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 56% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) As of the opening of business on May 1, 2006, the Fund acquired all the net assets of AIM V.I. Core Stock Fund and AIM V.I. Premier Equity Fund pursuant to the plans of reorganization approved by the Trustees of the Fund on November 14, 2005 and by the shareholders of AIM V.I. Core Stock Fund and AIM V.I. Premier Equity Fund, respectively, on April 4, 2006. The acquisition was accomplished by a tax-free exchange of 65,785,962 shares of the Fund for 4,265,009 shares outstanding of AIM V.I. Core Stock Fund and 67,047,704 shares outstanding of AIM V.I. Premier Equity Fund as of the close of business on April 28, 2006. Each class of shares of AIM V.I. Core Stock Fund and AIM V.I. Premier Equity Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM V.I. Core Stock Fund and AIM V.I. Premier Equity Fund to the net asset value of the Fund as of the close of business on April 28, 2006. AIM V.I. Core Stock Fund 's net assets as of the close of business on April 28, 2006 of $85,632,841 including $5,569,111 of unrealized appreciation and AIM V.I. Premier Equity Fund's net assets as of the close of business on April 28, 2006 of $1,563,448,544 including $199,249,945 of unrealized appreciation, were combined with the net assets of the Fund immediately before the acquisition of $1,233,787,778. The combined aggregate net assets of the Fund immediately following the reorganization were $2,882,869,163.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM V.I. Core Equity Fund


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             SERIES I
                                  -----------------------------------------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED                                     YEAR ENDED DECEMBER 31,
                                   JUNE 30,        ------------------------------------------------------------------------------
                                     2007             2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $   27.22        $    23.45       $    22.60       $    20.94       $    16.99       $    20.20
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                0.21(a)           0.34(a)          0.24(a)          0.30(b)          0.17(a)          0.12(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                    2.26              3.58             0.96             1.58             3.97            (3.27)
=================================================================================================================================
    Total from investment
      operations                       2.47              3.92             1.20             1.88             4.14            (3.15)
=================================================================================================================================
Less dividends from net
  investment income                      --             (0.15)           (0.35)           (0.22)           (0.19)           (0.06)
=================================================================================================================================
Net asset value, end of period    $   29.69        $    27.22       $    23.45       $    22.60       $    20.94       $    16.99
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                        9.08%            16.70%            5.31%            8.97%           24.42%          (15.58)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $2,594,190       $2,699,252       $1,246,529       $1,487,462       $1,555,475       $1,385,050
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expense to average net
  assets:                              0.87%(d)          0.89%            0.89%            0.91%            0.81%(e)         0.78%
=================================================================================================================================
Ratio of net investment income
  to average net assets                1.46%(d)          1.35%            1.08%            1.25%(b)         0.91%            0.67%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)               32%               45%              52%              52%              31%             113%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.23 and 0.92%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $2,652,965,774.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.82%.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                      SERIES II
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                            YEAR ENDED DECEMBER 31,
                                                     JUNE 30,        ------------------------------------------------------------
                                                       2007           2006          2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 27.02         $ 23.33       $22.48       $20.85       $16.94       $ 20.19
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.17(a)         0.28(a)      0.18(a)      0.21(b)      0.12(a)       0.07(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     2.25            3.55         0.96         1.60         3.96         (3.26)
=================================================================================================================================
    Total from investment operations                    2.42            3.83         1.14         1.81         4.08         (3.19)
=================================================================================================================================
Less dividends from net investment income                 --           (0.14)       (0.29)       (0.18)       (0.17)        (0.06)
=================================================================================================================================
Net asset value, end of period                       $ 29.44         $ 27.02       $23.33       $22.48       $20.85       $ 16.94
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         8.96%          16.42%        5.08%        8.67%       24.15%       (15.79)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $38,093         $39,729       $3,858       $4,173       $3,808       $ 1,949
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:                1.12%(d)        1.14%        1.14%        1.16%        1.06%(e)      1.03%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                1.21%(d)        1.10%        0.83%        1.00%(b)     0.66%         0.42%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                32%             45%          52%          52%          31%          113%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.14 and 0.67%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $39,465,027.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.07%.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM V.I. Core Equity Fund

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM V.I. Core Equity Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information about   actual ending account balance or expenses
ongoing costs, including management fees;    actual account values and actual expenses.   you paid for the period. You may use this
distribution and/or service (12b-1) fees;    You may use the information in this table,   information to compare the ongoing costs
and other Fund expenses. This example is     together with the amount you invested, to    of investing in the Fund and other funds.
intended to help you understand your         estimate the expenses that you paid over     To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   the period. Simply divide your account       example with the 5% hypothetical examples
the Fund and to compare these costs with     value by $1,000 (for example, an $8,600      that appear in the shareholder reports of
ongoing costs of investing in other mutual   account value divided by $1,000 = 8.6),      the other funds.
funds. The example is based on an            then multiply the result by the number in
investment of $1,000 invested at the         the table under the heading entitled            Please note that the expenses shown in
beginning of the period and held for the     "Actual Expenses Paid During Period" to      the table are meant to highlight your
entire period January 1, 2007, through       estimate the expenses you paid on your       ongoing costs. Therefore, the hypothetical
June 30, 2007.                               account during this period.                  information is useful in comparing ongoing
                                                                                          costs, and will not help you determine the
   The actual and hypothetical expenses in   HYPOTHETICAL EXAMPLE FOR COMPARISON          relative total costs of owning different
the examples below do not represent the      PURPOSES                                     funds.
effect of any fees or other expenses
assessed in connection with a variable       The table below also provides information
product; if they did, the expenses shown     about hypothetical account values and
would be higher while the ending account     hypothetical expenses based on the Fund's
values shown would be lower.                 actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

Series I           $1,000.00            $1,090.80             $4.51              $1,020.48             $4.36              0.87%
Series II           1,000.00             1,089.60              5.80               1,019.24              5.61              1.12

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. Core Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     mendations and makes its own                 A. NATURE, EXTENT AND QUALITY OF SERVICES
Variable Insurance Funds is required under   recommendations regarding the performance,      PROVIDED BY AIM
the Investment Company Act of 1940 to        fees and expenses of the AIM Funds to the
approve annually the renewal of the AIM      full Board. Moreover, the Investments        The Board reviewed the advisory services
V.I. Core Equity Fund (the Fund)             Committee considers each Sub-Committee's     provided to the Fund by AIM under the
investment advisory agreement with A I M     recommendations in making its annual         Fund's advisory agreement, the performance
Advisors, Inc. (AIM). During contract        recommendation to the Board whether to       of AIM in providing these services, and
renewal meetings held on June 25-27, 2007,   approve the continuance of each AIM Fund's   the credentials and experience of the
the Board as a whole and the disinterested   investment advisory agreement and            officers and employees of AIM who provide
or "independent" Trustees, voting            sub-advisory agreement, if applicable        these services. The Board's review of the
separately, approved the continuance of      (advisory agreements), for another year.     qualifications of AIM to provide these
the Fund's investment advisory agreement                                                  services included the Board's
for another year, effective July 1, 2007.       The independent Trustees, as mentioned    consideration of AIM's portfolio and
In doing so, the Board determined that the   above, are assisted in their annual          product review process, various back
Fund's advisory agreement is in the best     evaluation of the advisory agreements by     office support functions provided by AIM,
interests of the Fund and its shareholders   the independent Senior Officer. One          and AIM's equity and fixed income trading
and that the compensation to AIM under the   responsibility of the Senior Officer is to   operations. The Board concluded that the
Fund's advisory agreement is fair and        manage the process by which the AIM Funds'   nature, extent and quality of the advisory
reasonable.                                  proposed management fees are negotiated      services provided to the Fund by AIM were
                                             during the annual contract renewal process   appropriate and that AIM currently is
   The independent Trustees met separately   to ensure that they are negotiated in a      providing satisfactory advisory services
during their evaluation of the Fund's        manner which is at arms' length and          in accordance with the terms of the Fund's
investment advisory agreement with           reasonable. Accordingly, the Senior          advisory agreement. In addition, based on
independent legal counsel from whom they     Officer must either supervise a              their ongoing meetings throughout the year
received independent legal advice, and the   competitive bidding process or prepare an    with the Fund's portfolio managers, the
independent Trustees also received           independent written evaluation. The Senior   Board concluded that these individuals are
assistance during their deliberations from   Officer has recommended that an              competent and able to continue to carry
the independent Senior Officer, a            independent written evaluation be provided   out their responsibilities under the
full-time officer of the AIM Funds who       and, upon the direction of the Board, has    Fund's advisory agreement.
reports directly to the independent          prepared an independent written
Trustees. The following discussion more      evaluation.                                     In determining whether to continue the
fully describes the process employed by                                                   Fund's advisory agreement, the Board
the Board to evaluate the performance of        During the annual contract renewal        considered the prior relationship between
the AIM Funds (including the Fund)           process, the Board considered the factors    AIM and the Fund, as well as the Board's
throughout the year and, more                discussed below under the heading "Factors   knowledge of AIM's operations, and
specifically, during the annual contract     and Conclusions and Summary of Independent   concluded that it was beneficial to
renewal meetings.                            Written Fee Evaluation" in evaluating the    maintain the current relationship, in
                                             fairness and reasonableness of the Fund's    part, because of such knowledge. The Board
THE BOARD'S FUND EVALUATION PROCESS          advisory agreement at the contract renewal   also considered the steps that AIM and its
                                             meetings and at their meetings throughout    affiliates have taken over the last
The Board's Investments Committee has        the year as part of their ongoing            several years to improve the quality and
established three Sub-Committees which are   oversight of the Fund. The Fund's advisory   efficiency of the services they provide to
responsible for overseeing the management    agreement was considered separately,         the Funds in the areas of investment
of a number of the series portfolios of      although the Board also considered the       performance, product line diversification,
the AIM Funds. This Sub-Committee structure  common interests of all of the AIM Funds     distribution, fund operations, shareholder
permits the Trustees to focus on the         in their deliberations. The Board            services and compliance. The Board
performance of the AIM Funds that have       comprehensively considered all of the        concluded that the quality and efficiency
been assigned to them. The Sub-Committees    information provided to them and did not     of the services AIM and its affiliates
meet throughout the year to review the       identify any particular factor that was      provide to the AIM Funds in each of these
performance of their assigned funds, and     controlling. Furthermore, each Trustee may   areas generally have improved, and support
the Sub-Committees review monthly and        have evaluated the information provided      the Board's approval of the continuance of
quarterly comparative performance            differently from one another and             the Fund's advisory agreement.
information and periodic asset flow data     attributed different weight to the various
for their assigned funds. These materials    factors. The Trustees recognized that the    B. FUND PERFORMANCE
are prepared under the direction and         advisory arrangements and resulting
supervision of the independent Senior        advisory fees for the Fund and the other     The Board compared the Fund's performance
Officer. Over the course of each year, the   AIM Funds are the result of years of         during the past one, three and five
Sub-Committees meet with portfolio managers  review and negotiation between the           calendar years to the performance of funds
for their assigned funds and other members   Trustees and AIM, that the Trustees may      in the Fund's Lipper peer group that are
of management and review with these          focus to a greater extent on certain         not managed by AIM, and against the
individuals the performance, investment      aspects of these arrangements in some        performance of all funds in the Lipper
objective(s), policies, strategies and       years than others, and that the Trustees'    Variable Annuity Underlying Funds -
limitations of these funds.                  deliberations and conclusions in a           Large-Cap Core Index. The Board also
                                             particular year may be based in part on      reviewed the methodology used by Lipper to
   In addition to their meetings             their deliberations and conclusions of       identify the Fund's peers. The Board noted
throughout the year, the Sub-Committees      these same arrangements throughout the       that the Fund's performance was above the
meet at designated contract renewal          year and in prior years.                     median performance of its peers for the
meetings each year to conduct an in-depth                                                 one and five year periods, and comparable
review of the performance, fees and          FACTORS AND CONCLUSIONS AND SUMMARY OF       to such performance for the three year
expenses of their assigned funds. During     INDEPENDENT WRITTEN FEE EVALUATION           period. The Board noted that the Fund's
the contract renewal process, the Trustees                                                performance was above the performance of
receive comparative performance and fee      The discussion below serves as a             the Index for the one and five year
data regarding all the AIM Funds prepared    summary of the Senior Officer's              periods, and comparable to such Index for
by an independent company, Lipper, Inc.,     independent written evaluation, as well as   the three year period. The Board also
under the direction and supervision of the   a discussion of the material factors and     considered the steps AIM has taken over
independent Senior Officer who also          related conclusions that formed the basis    the last several years to improve the
prepares a separate analysis of this         for the Board's approval of the Fund's       quality and efficiency of the services
information for the Trustees. Each           advisory agreement. Unless otherwise         that AIM provides to the AIM Funds. The
Sub-Committee then makes recommendations     stated, information set forth below is as    Board concluded that AIM continues to be
to the Investments Committee regarding the   of June 27, 2007 and does not reflect any    responsive to the Board's focus on fund
performance, fees and expenses of their      changes that may have occurred since that    performance. Although the independent
assigned funds. The Investments Committee    date, including but not limited to changes   written evaluation of the Fund's Senior
considers each Sub-Committee's recom-        to the Fund's performance, advisory fees,    Officer (discussed below) only considered
                                             expense limitations and/or fee waivers.      Fund performance

                                                                                                                         (continued)

AIM V.I. Core Equity Fund

through the most recent calendar year, the   have on the Fund's estimated total           mining the reasonableness of the proposed
Board also reviewed more recent Fund         expenses. The Board concluded that the       management fees of the AIM Funds,
performance and this review did not change   levels of fee waivers/expense limitations    including the Fund. The Board noted that
their conclusions.                           for the Fund were fair and reasonable.       they had relied upon the Senior Officer's
                                                                                          written evaluation instead of a
C. ADVISORY FEES AND FEE WAIVERS                After taking account of the Fund's        competitive bidding process. In
                                             contractual advisory fee rate, as well as    determining whether to continue the Fund's
The Board compared the Fund's contractual    the comparative advisory fee information     advisory agreement, the Board considered
advisory fee rate to the contractual         and the fee waivers/expense limitations      the Senior Officer's written evaluation.
advisory fee rates of funds in the Fund's    discussed above, the Board concluded that
Lipper peer group that are not managed by    the Fund's advisory fees were fair and       G. COLLATERAL BENEFITS TO AIM AND ITS
AIM, at a common asset level and as of the   reasonable.                                     AFFILIATES
end of the past calendar year. The Board
noted that the Fund's advisory fee rate      D. ECONOMIES OF SCALE AND BREAKPOINTS        The Board considered various other
was comparable to the median advisory fee                                                 benefits received by AIM and its
rate of its peers. The Board also reviewed   The Board considered the extent to which     affiliates resulting from AIM's
the methodology used by Lipper and noted     there are economies of scale in AIM's        relationship with the Fund, including the
that the contractual fee rates shown by      provision of advisory services to the        fees received by AIM and its affiliates
Lipper include any applicable long-term      Fund. The Board also considered whether      for their provision of administrative,
contractual fee waivers. The Board also      the Fund benefits from such economies of     transfer agency and distribution services
compared the Fund's contractual advisory     scale through contractual breakpoints in     to the Fund. The Board considered the
fee rate to the contractual advisory fee     the Fund's advisory fee schedule or          performance of AIM and its affiliates in
rates of other clients of AIM and its        through advisory fee waivers or expense      providing these services and the
affiliates with investment strategies        limitations. The Board noted that the        organizational structure employed by AIM
comparable to those of the Fund, including   Fund's contractual advisory fee schedule     and its affiliates to provide these
three mutual funds advised by AIM and one    includes one breakpoint and that the level   services. The Board also considered that
mutual fund sub-advised by an AIM            of the Fund's advisory fees, as a            these services are provided to the Fund
affiliate. The Board noted that the Fund's   percentage of the Fund's net assets, has     pursuant to written contracts which are
rate was: (i) above the rate for one of      decreased as net assets increased because    reviewed and approved on an annual basis
the mutual funds and comparable to the       of the breakpoint. The Board also noted      by the Board. The Board concluded that AIM
rates for the other two mutual funds; and    that AIM's contractual advisory fee waiver   and its affiliates were providing these
(ii) comparable to the sub-advisory fee      discussed above includes breakpoints based   services in a satisfactory manner and in
rate for the sub-advised mutual fund.        on net asset levels. Based on this           accordance with the terms of their
                                             information, the Board concluded that the    contracts, and were qualified to continue
   Additionally, the Board compared the      Fund's advisory fees appropriately reflect   to provide these services to the Fund.
Fund's contractual advisory fee rate to      economies of scale at current asset
the total advisory fees paid by numerous     levels. The Board also noted that the Fund      The Board considered the benefits
separately managed accounts/wrap accounts    shares directly in economies of scale        realized by AIM as a result of portfolio
advised by an AIM affiliate. The Board       through lower fees charged by third party    brokerage transactions executed through
noted that the Fund's rate was generally     service providers based on the combined      "soft dollar" arrangements. Under these
above the rates for the separately managed   size of all of the AIM Funds and             arrangements, portfolio brokerage
accounts/wrap accounts. The Board            affiliates.                                  commissions paid by the Fund and/or other
considered that management of the                                                         funds advised by AIM are used to pay for
separately managed accounts/wrap accounts    E. PROFITABILITY AND FINANCIAL RESOURCES     research and execution services. The Board
by the AIM affiliate involves different         OF AIM                                    noted that soft dollar arrangements shift
levels of services and different                                                          the payment obligation for the research
operational and regulatory requirements      The Board reviewed information from AIM      and executions services from AIM to the
than AIM's management of the Fund. The       concerning the costs of the advisory and     funds and therefore may reduce AIM's
Board concluded that these differences are   other services that AIM and its affiliates   expenses. The Board also noted that
appropriately reflected in the fee           provide to the Fund and the profitability    research obtained through soft dollar
structure for the Fund and the separately    of AIM and its affiliates in providing       arrangements may be used by AIM in making
managed accounts/wrap accounts.              these services. The Board also reviewed      investment decisions for the Fund and may
                                             information concerning the financial         therefore benefit Fund shareholders. The
   The Board noted that AIM has              condition of AIM and its affiliates. The     Board concluded that AIM's soft dollar
contractually agreed to waive advisory       Board also reviewed with AIM the             arrangements were appropriate. The Board
fees of the Fund through December 31, 2009   methodology used to prepare the              also concluded that, based on their review
and that this fee waiver includes            profitability information. The Board         and representations made by AIM, these
breakpoints based on net asset levels. The   considered the overall profitability of      arrangements were consistent with
Board considered the contractual nature of   AIM, as well as the profitability of AIM     regulatory requirements.
this fee waiver and noted that it remains    in connection with managing the Fund. The
in effect until December 31, 2009. The       Board noted that AIM continues to operate       The Board considered the fact that the
Board noted that, according to information   at a net profit, although increased          Fund's uninvested cash and cash collateral
provided by AIM, this fee waiver reduces     expenses in recent years have reduced the    from any securities lending arrangements
the Fund's effective advisory fees to a      profitability of AIM and its affiliates.     may be invested in money market funds
level generally in line with the median      The Board concluded that the Fund's          advised by AIM pursuant to procedures
effective advisory fees for the Fund's       advisory fees were fair and reasonable,      approved by the Board. The Board noted
peers, as determined by AIM. The Board       and that the level of profits realized by    that AIM will receive advisory fees from
also noted that AIM has contractually        AIM and its affiliates from providing        these affiliated money market funds
agreed to waive fees and/or limit expenses   services to the Fund was not excessive in    attributable to such investments, although
of the Fund through at least April 30,       light of the nature, quality and extent of   AIM has contractually agreed to waive the
2009 in an amount necessary to limit total   the services provided. The Board             advisory fees payable by the Fund with
annual operating expenses to a specified     considered whether AIM is financially        respect to its investment of uninvested
percentage of average daily net assets for   sound and has the resources necessary to     cash in these affiliated money market
each class of the Fund. The Board            perform its obligations under the Fund's     funds through at least April 30, 2009. The
considered the contractual nature of this    advisory agreement, and concluded that AIM   Board considered the contractual nature of
fee waiver and noted that it remains in      has the financial resources necessary to     this fee waiver and noted that it remains
effect until at least April 30, 2009. The    fulfill these obligations.                   in effect until at least April 30, 2009.
Board reviewed the Fund's effective                                                       The Board concluded that the Fund's
advisory fee rate, after taking account of   F. INDEPENDENT WRITTEN EVALUATION OF THE     investment of uninvested cash and cash
these fee waivers/expense limitations, and      FUND'S SENIOR OFFICER                     collateral from any securities lending
considered the effect these fee                                                           arrangements in the affiliated money
waivers/expense limitations would            The Board noted that, upon their             market funds is in the best interests of
                                             direction, the Senior Officer of the Fund,   the Fund and its shareholders.
                                             who is independent of AIM and AIM's
                                             affiliates, had prepared an independent
                                             written evaluation to assist the Board in
                                             deter-

                        AIM V.I. Diversified Income Fund
                Semiannual Report to Shareholders o June 30, 2007

FIXED INCOME

Intermediate-Term Taxable
Investment Grade

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


  [AIM INVESTMENTS LOGO]             Unless otherwise noted, all data in this
-- REGISTERED TRADEMARK --           report are from A I M Management Group
                                     Inc.

                                     THIS REPORT MUST BE ACCOMPANIED OR
                                     PRECEDED BY A CURRENTLY EFFECTIVE FUND
                                     PROSPECTUS AND VARIABLE PRODUCT
                                     PROSPECTUS, WHICH CONTAIN MORE COMPLETE
                                     INFORMATION, INCLUDING SALES CHARGES AND
                                     EXPENSES. INVESTORS SHOULD READ EACH
                                     CAREFULLY BEFORE INVESTING.

                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. Diversified Income Fund

Fund performance                                                                             The net annual Fund operating expense
=======================================================================================   ratio set forth in the most recent Fund
PERFORMANCE SUMMARY                                                                       prospectus as of the date of this report
                                                                                          for Series I and Series II shares was
FUND VS. INDEXES                                                                          0.75% and 1.00%, respectively.(1) The
                                                                                          total annual Fund operating expense ratio
Cumulative total returns, 12/31/06-6/30/07, excluding variable product issuer charges.    set forth in the most recent Fund
If variable product issuer charges were included, returns would be lower.                 prospectus as of the date of this report
                                                                                          for Series I and Series II shares was
Series I Shares                                                                   1.33%   1.10% and 1.35%, respectively. The expense
Series II Shares                                                                  1.22    ratios presented above may vary from the
Lehman Brothers U.S. Aggregate Bond Index(1) (Broad Market Index)                 0.98    expense ratios presented in other sections
Lehman Brothers U.S. Credit Index(1) (Style-Specific Index)                       0.76    of this report that are based on expenses
Lipper VUF Corporate Debt BBB-Rated Funds Index(1) (Peer Group Index)             1.14    incurred during the period covered by this
Lipper BBB Rated Funds Index(1) (Former Peer Group Index)                         1.35    report.

Source: (1) Lipper Inc.                                                                      AIM V.I. Diversified Income Fund, a
                                                                                          series portfolio of AIM Variable Insurance
The unmanaged Lehman Brothers U.S. Aggregate Bond Index (the Lehman Aggregate), which     Funds, is currently offered through
represents the U.S. investment-grade fixed-rate bond market (including government and     insurance companies issuing variable
corporate securities, mortgage pass-through securities and asset-backed securities), is   products. You cannot purchase shares of
compiled by Lehman Brothers, a global investment bank.                                    the Fund directly. Performance figures
                                                                                          given represent the Fund and are not
   The Lehman Brothers U.S. Credit Index consists of publicly issued U.S. corporate and   intended to reflect actual variable
specified foreign debentures and secured notes that meet the specified maturity,          product values. They do not reflect sales
liquidity, and quality requirements. It is compiled by Lehman Brothers. To qualify,       charges, expenses and fees assessed in
bonds must be SEC-registered.                                                             connection with a variable product. Sales
                                                                                          charges, expenses and fees, which are
   The Fund has elected to use the Lipper Variable Underlying Funds (VUF) Corporate       determined by the variable product
Debt BBB-Rated Funds Index as its peer group instead of the Lipper BBB Rated Funds        issuers, will vary and will lower the
Index. In 2006, Lipper began publishing VUF indexes, allowing the Fund to be compared     total return.
with the Lipper VUF Corporate Debt BBB-Rated Funds Index. The unmanaged Lipper VUF
Corporate Debt BBB-Rated Funds Index is an equally weighted representation of the            Per NASD requirements, the most recent
largest variable insurance underlying funds in the Lipper Corporate Debt BBB-Rated        month-end performance data at the Fund
Funds category. Lipper Inc. is an independent mutual fund performance monitor.            level, excluding variable product charges,
                                                                                          is available on the AIM automated
   The unmanaged Lipper BBB Rated Funds Index represents an average of the largest        information line, 866-702-4402. As
BBB-rated bond funds tracked by Lipper Inc.                                               mentioned above, for the most recent
                                                                                          month-end performance including variable
   The Fund is not managed to track the performance of any particular index, including    product charges, please contact your
the indexes defined here, and consequently, the performance of the Fund may deviate       variable product issuer or financial
significantly from the performance of the indexes.                                        advisor.

   A direct investment cannot be made in an index. Unless otherwise indicated, index         Had the advisor not waived fees and/or
results include reinvested dividends, and they do not reflect sales charges.              reimbursed expenses, performance would
Performance of an index of funds reflects fund expenses; performance of a market index    have been lower.
does not.
=======================================================================================   (1)  Total annual operating expenses less
                                                                                               any contractual fee waivers and/or
==========================================   performance of Series I shares (for               expense reimbursements by the advisor
FUND PERFORMANCE                             periods prior to inception of Series              in effect through at least April 30,
As of 6/30/07                                II shares) adjusted to reflect the Rule           2009. See current prospectus for more
SERIES I SHARES                              12b-1 fees applicable to Series II shares.        information.
Inception (5/5/93)                   4.86%   The inception date of Series I shares is
10 Years                             3.73    May 5, 1993.
 5 Years                             5.36
 1 Year                              6.63       The performance of the Fund's Series I
                                             and Series II share classes will differ
SERIES II SHARES                             primarily due to different class expenses.
10 Years                             3.46%
 5 Years                             5.10       The performance data quoted represent
 1 Year                              6.33    past performance and cannot guarantee
==========================================   comparable future results; current
                                             performance may be lower or higher.
Series II shares' inception date is March    Please contact your variable product
14, 2002. Returns since that date are        issuer or financial advisor for the most
historical. All other returns are the        recent month-end variable product
blended returns of the historical            performance. Performance figures reflect
performance of Series II shares since        Fund expenses, reinvested distributions
their inception and the restated             and changes in net asset value.
historical                                   Investment return and principal value
                                             will fluctuate so that you may have a
                                             gain or loss when you sell shares.

AIM V.I. Diversified Income Fund

PORTFOLIO COMPOSITION

By industry


----------------------------------------------------------
Other Diversified Financial Services               15.1%
----------------------------------------------------------
Government Obligations                             14.7
----------------------------------------------------------
Property & Casualty Insurance                       8.3
----------------------------------------------------------
Diversified Banks                                   7.7
----------------------------------------------------------
Broadcasting & Cable TV                             6.6
----------------------------------------------------------
Integrated Telecommunication Services               6.6
----------------------------------------------------------
Consumer Finance                                    6.4
----------------------------------------------------------
Regional Banks                                      4.4
----------------------------------------------------------
Wireless Telecommunication Services                 3.6
----------------------------------------------------------
Other Industries, Each With Less Than 3% of
  Total Net Assets                                 37.3
----------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                    (10.7)
__________________________________________________________
==========================================================
Based on Total Investments

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
BONDS & NOTES-81.92%

AEROSPACE & DEFENSE-0.74%

Systems 2001 Asset Trust LLC (United
  Kingdom)- Series 2001, Class G, Pass
  Through Ctfs., (INS-MBIA Insurance Corp.)
  6.66%, 09/15/13 (Acquired
  02/09/05-10/27/05; Cost $343,480)(a)(b)(c)   $  312,751   $   324,396
=======================================================================

AIRLINES-0.45%

Southwest Airlines Co., Unsec. Deb., 7.38%,
  03/01/27(b)                                     190,000       196,399
=======================================================================

ALTERNATIVE CARRIERS-0.18%

Level 3 Financing Inc., Sr. Unsec. Gtd.
  Unsub. Global Notes, 9.25%, 11/01/14(b)          80,000        81,000
=======================================================================

ALUMINUM-0.19%

Novelis Inc. (Canada), Sr. Unsec. Gtd. Global
  Notes, 7.25%, 02/15/15(b)                        80,000        82,400
=======================================================================

APPAREL RETAIL-0.30%

Gap Inc. (The), Unsec. Notes, 6.90%,
  09/15/07(b)                                     130,000       130,163
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.60%

Bank of New York Institutional Capital
  Trust-Series A, Trust Pfd. Capital
  Securities, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $298,178)(a)(b)                  250,000       260,698
=======================================================================

AUTO PARTS & EQUIPMENT-0.27%

Lear Corp.-Series B, Sr. Unsec. Gtd. Global
  Notes, 8.75%, 12/01/16(b)                        80,000        76,800
-----------------------------------------------------------------------
Visteon Corp., Sr. Unsec. Global Notes,
  8.25%, 08/01/10(b)                               40,000        40,000
=======================================================================
                                                                116,800
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


BIOTECHNOLOGY-0.95%

Amgen Inc.; Sr. Unsec. Notes,
  5.85%, 06/01/17 (Acquired 05/24/07; Cost
  $209,670)(a)(b)                              $  210,000   $   207,543
-----------------------------------------------------------------------
  6.38%, 06/01/37 (Acquired 05/24/07; Cost
  $209,775)(a)(b)                                 210,000       206,482
=======================================================================
                                                                414,025
=======================================================================

BROADCASTING & CABLE TV-5.42%

Clear Channel Communications Inc., Sr. Unsec.
  Sub. Global Notes, 4.63%, 01/15/08(b)           750,000       744,840
-----------------------------------------------------------------------
Comcast Cable Communications Holdings Inc.,
  Unsec. Gtd. Global Notes, 9.46%,
  11/15/22(b)                                     440,000       562,126
-----------------------------------------------------------------------
Comcast Holdings Corp., Sr. Gtd. Sub. Notes,
  10.63%, 07/15/12(b)                             485,000       581,083
-----------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 7.88%, 09/15/10
  (Acquired 05/02/07; Cost $128,774)(a)(b)        120,000       126,892
-----------------------------------------------------------------------
CSC Holdings Inc.,
  Sr. Unsec. Notes, 7.88%, 12/15/07(b)            155,000       156,066
-----------------------------------------------------------------------
  -Series B, Sr. Unsec. Notes, 7.63%,
  04/01/11(b)                                      55,000        54,863
-----------------------------------------------------------------------
Hearst-Argyle Television Inc., Sr. Unsec.
  Unsub. Notes, 7.00%, 11/15/07(b)                145,000       145,663
=======================================================================
                                                              2,371,533
=======================================================================

BUILDING PRODUCTS-0.26%

Masco Corp., Unsec. Notes, 4.63%, 08/15/07(b)     115,000       114,878
=======================================================================

CASINOS & GAMING-0.41%

Verizon New York Inc., Unsec. Deb., 7.00%,
  12/01/33(b)                                     180,000       179,575
=======================================================================

AIM V.I. Diversified Income Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

COMMERCIAL PRINTING-0.18%

Quebecor World Capital Corp. (Canada), Sr.
  Notes, 8.75%, 03/15/16 (Acquired 01/11/07;
  Cost $78,800)(a)(b)                          $   80,000   $    79,000
=======================================================================

COMPUTER & ELECTRONICS RETAIL-0.46%

RadioShack Corp., Unsec. Notes, 6.95%,
  09/01/07(b)                                     200,000       200,480
=======================================================================

CONSUMER FINANCE-6.39%

Capital One Capital III, Jr. Gtd. Sub. Notes,
  7.69%, 08/15/36(b)                              260,000       269,425
-----------------------------------------------------------------------
Ford Motor Credit Co. LLC,
  Sr. Unsec. Notes,
    4.95%, 01/15/08(b)                          1,000,000       993,360
-----------------------------------------------------------------------
    6.63%, 06/16/08(b)                            240,000       240,055
-----------------------------------------------------------------------
    8.00%, 12/15/16(b)                            230,000       220,837
-----------------------------------------------------------------------
  Unsec. Floating Rate Medium Term Notes,
  6.19%, 09/28/07(b)(d)                           590,000       590,431
-----------------------------------------------------------------------
General Motors Acceptance Corp., Series GM,
  Sr. Unsec. Unsub. Medium Term Notes, 6.31%,
  11/30/07(b)                                     482,000       482,554
=======================================================================
                                                              2,796,662
=======================================================================

DEPARTMENT STORES-0.23%

JCPenney Corp. Inc.-Series A, Medium Term
  Notes, 6.50%, 12/15/07(b)                       100,000       100,472
=======================================================================

DIVERSIFIED BANKS-7.70%

Bangkok Bank PCL (Hong Kong), Unsec. Sub.
  Notes, 9.03%, 03/15/29 (Acquired
  04/21/05-05/11/06; Cost $493,483)(a)(b)         400,000       480,036
-----------------------------------------------------------------------
BankAmerica Institutional-Series A, Gtd.
  Trust Pfd. Capital Securities, 8.07%,
  12/31/26 (Acquired 02/15/06-09/26/06; Cost
  $209,596)(a)(b)                                 200,000       208,878
-----------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Floating
  Rate Global Notes, 4.85%, 08/08/07
  (Acquired 04/06/06; Cost $99,481)(a)(b)(d)      100,000       100,010
-----------------------------------------------------------------------
BBVA International Preferred S.A. Unipersonal
  (Spain), Unsec. Gtd. Unsub. Notes, 5.92%
  (Acquired 03/22/07; Cost $220,000)(a)(b)(e)     220,000       205,814
-----------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
  Capital Securities, 8.85%, 06/01/27
  (Acquired 05/22/03; Cost $632,715)(a)(b)        500,000       520,935
-----------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Trust Pfd.
  Capital Securities, 8.23%, 02/01/27(b)          260,000       271,783
-----------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom)-Series
  1, Unsec. Sub. Floating Rate Euro Notes,
  5.63%(b)(d)(e)                                  180,000       158,415
-----------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Gtd. Sub. Second Tier Euro Bonds,
  8.38%(b)(e)                                     100,000       104,453
-----------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 5.56%, 08/29/87(b)(d)           200,000       163,665
-----------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)- Series B, Unsec. Sub. Floating
  Rate Euro Notes, 5.63%(b)(d)(e)                 280,000       242,066
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

DIVERSIFIED BANKS-(CONTINUED)

NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(b)                           $  140,000   $   167,875
-----------------------------------------------------------------------
RBD Capital S.A. (Luxembourg), Euro Notes,
  6.50%, 08/11/08(b)                              110,000       110,690
-----------------------------------------------------------------------
RBS Capital Trust III, Jr. Gtd. Sub. Trust
  Pfd. Global Notes, 5.51%,(b)(e)                 120,000       115,430
-----------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub.
  Second Tier Euro Notes, 8.15%(b)(e)             280,000       287,515
-----------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating Rate
  Notes, 6.11%, 09/21/07 (Acquired 12/14/05;
  Cost $230,000)(a)(b)(d)                         230,000       230,154
=======================================================================
                                                              3,367,719
=======================================================================

DIVERSIFIED CHEMICALS-0.46%

Hercules Inc., Unsec. Deb., 6.60%,
  08/01/27(b)                                     200,000       200,090
=======================================================================

DIVERSIFIED METALS & MINING-0.22%

Reynolds Metals Co., Medium Term Notes,
  7.00%, 05/15/09(b)                               94,000        95,528
=======================================================================

ELECTRIC UTILITIES-1.31%

Duke Energy Indiana, Inc., Unsec. Deb.,
  7.85%, 10/15/07(b)                               65,000        65,406
-----------------------------------------------------------------------
PacifiCorp, First Mortgage Bonds, 5.75%,
  04/01/37(b)                                     400,000       377,068
-----------------------------------------------------------------------
Tenaska Alabama Partners L.P., Sr. Sec.
  Notes, 7.00%, 06/30/21 (Acquired
  05/03/07-05/21/07; Cost $132,154)(a)(b)         128,513       132,047
=======================================================================
                                                                574,521
=======================================================================

FOOD RETAIL-0.20%

Safeway Inc., Sr. Unsec. Notes, 7.00%,
  09/15/07(b)                                      88,000        88,210
=======================================================================

GENERAL MERCHANDISE STORES-0.66%

Pantry, Inc. (The), Sr. Gtd. Sub. Global
  Notes, 7.75%, 02/15/14(b)                        80,000        78,400
-----------------------------------------------------------------------
Target Corp., Sr. Unsec. Notes, 5.38%,
  05/01/17(b)                                     220,000       211,985
=======================================================================
                                                                290,385
=======================================================================

HEALTH CARE DISTRIBUTORS-0.23%

McKesson Corp., Unsec. Unsub. Notes, 6.40%,
  03/01/08(b)                                     100,000       100,498
=======================================================================

HEALTH CARE SERVICES-0.50%

Orlando Lutheran Towers Inc., Bonds, 7.75%,
  07/01/11(b)                                      95,000        94,391
-----------------------------------------------------------------------
  8.00%, 07/01/17                                 125,000       125,469
=======================================================================
                                                                219,860
=======================================================================

HOMEBUILDING-0.95%

D.R. Horton, Inc.,
  Sr. Unsec. Gtd. Notes, 8.00%, 02/01/09(b)       200,000       206,296
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 08/15/11(b)            200,000       207,588
=======================================================================
                                                                413,884
=======================================================================

AIM V.I. Diversified Income Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

INTEGRATED OIL & GAS-1.98%

ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(b)                                  $  300,000   $   308,349
-----------------------------------------------------------------------
Husky Oil Ltd. (Canada), Unsec. Sub. Yankee
  Bonds, 8.90%, 08/15/28(b)                       540,000       558,225
=======================================================================
                                                                866,574
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-6.57%

CenturyTel, Inc.-Series F, Sr. Unsec. Notes,
  6.30%, 01/15/08(b)                              190,000       190,712
-----------------------------------------------------------------------
Embarq Corp., Sr. Unsec. Notes,
  7.08%, 06/01/16(b)                              150,000       151,409
-----------------------------------------------------------------------
  8.00%, 06/01/36(b)                              380,000       387,114
-----------------------------------------------------------------------
Pacific Bell, Unsec. Deb., 7.38%, 07/15/43(b)     380,000       381,113
-----------------------------------------------------------------------
Southwestern Bell Telephone L.P., Unsec.
  Unsub. Deb., 7.20%, 10/15/26(b)                 180,000       185,843
-----------------------------------------------------------------------
Telecom Italia Capital S.A. (Italy), Unsec.
  Gtd. Unsub. Global Notes, 4.00%,
  11/15/08(b)                                     230,000       225,639
-----------------------------------------------------------------------
Verizon California Inc.-Series G, Unsec.
  Deb., 5.50%, 01/15/09(b)                         80,000        80,018
-----------------------------------------------------------------------
Verizon Communications Inc., Sr. Unsec.
  Notes, 6.25%, 04/01/37(b)                       230,000       223,861
-----------------------------------------------------------------------
Verizon Florida Inc.-Series F, Sr. Unsec.
  Deb., 6.13%, 01/15/13(b)                        150,000       150,837
-----------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb., 4.63%, 03/15/13(b)                        958,000       898,949
=======================================================================
                                                              2,875,495
=======================================================================

INTERNET RETAIL-0.91%

Expedia, Inc., Sr. Unsec. Gtd. Putable Global
  Notes, 7.46%, 08/15/13(b)                       400,000       400,252
=======================================================================

INVESTMENT BANKING & BROKERAGE-1.55%

Dryden Investor Trust, Bonds, 7.16%, 07/23/08
  (Acquired 04/10/06; Cost $23,671)(a)(b)          23,253        23,662
-----------------------------------------------------------------------
Jefferies Group, Inc.,
  Sr. Unsec. Notes, 6.45%, 06/08/27(b)            400,000       395,788
-----------------------------------------------------------------------
  -Series B, Sr. Unsec. Notes, 7.50%,
  08/15/07(b)                                      50,000        50,098
-----------------------------------------------------------------------
Lazard Group, Sr. Unsec. Notes, 6.85%,
  06/15/17 (Acquired 06/18/07; Cost
  $209,374)(a)(b)                                 210,000       210,344
=======================================================================
                                                                679,892
=======================================================================

LIFE & HEALTH INSURANCE-1.50%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $93,875)(a)(b)          95,000        96,709
-----------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Bonds,
  (INS-Financial Security Assurance Inc.)
  7.25%, 12/18/23 (Acquired
  01/22/04-01/29/04; Cost $588,417)(a)(b)(c)      500,000       559,715
=======================================================================
                                                                656,424
=======================================================================

METAL & GLASS CONTAINERS-0.33%

Owens-Brockway Glass Container Inc., Sr.
  Unsec. Gtd. Global Notes, 8.25%,
  05/15/13(b)                                     140,000       145,250
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


MOVIES & ENTERTAINMENT-1.47%

News America Holdings Inc., Sr. Unsec. Gtd.
  Deb., 7.75%, 12/01/45(b)                     $  380,000   $   416,412
-----------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd. Deb.,
  6.50%, 11/15/36(b)                              240,000       229,111
=======================================================================
                                                                645,523
=======================================================================

MULTI-UTILITIES-1.09%

Dominion Capital Trust I, Jr. Unsec. Gtd.
  Trust Pfd. Capital Securities, 7.83%,
  12/01/27(b)                                     400,000       417,096
-----------------------------------------------------------------------
Dominion Resources, Inc., Notes, 4.13%,
  02/15/08(b)                                      61,000        60,489
=======================================================================
                                                                477,585
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-0.09%

PHI Inc., Sr. Unsec. Gtd. Global Notes,
  7.13%, 04/15/13(b)                               40,000        38,600
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.50%

Canadian Natural Resources Ltd. (Canada),
  Unsec. Global Notes, 6.25%, 03/15/38(b)         230,000       218,252
-----------------------------------------------------------------------
Pemex Project Funding Master Trust (Mexico),
  Unsec. Gtd. Unsub. Global Notes, 8.63%,
  02/01/22(b)                                     360,000       440,082
=======================================================================
                                                                658,334
=======================================================================

OIL & GAS REFINING & MARKETING-0.54%

Premcor Refining Group Inc. (The), Sr. Unsec.
  Global Notes, 9.50%, 02/01/13(b)                220,000       234,744
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-10.12%

BankAmerica Capital II-Series 2, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Capital Securities,
  8.00%, 12/15/26(b)                              130,000       135,677
-----------------------------------------------------------------------
BankAmerica Capital III, Gtd. Floating Rate
  Trust Pfd. Capital Securities, 5.93%,
  01/15/27(b)(d)                                  410,000       399,513
-----------------------------------------------------------------------
General Electric Capital Corp., Unsec.
  Floating Rate Putable Deb., 5.34%,
  09/01/10(b)(d)                                   50,000        49,449
-----------------------------------------------------------------------
International Lease Finance Corp.-Series R,
  Medium Term Notes, 5.65%, 06/01/14(b)           150,000       148,818
-----------------------------------------------------------------------
Mantis Reef Ltd. (Cayman Islands), Notes,
  4.69%, 11/14/08 (Acquired 02/23/07; Cost
  $316,109)(a)(b)                                 320,000       315,117
-----------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87% (Acquired 06/16/04-03/03/06;
  Cost $787,636)(a)(b)(e)                         700,000       728,931
-----------------------------------------------------------------------
NB Capital Trust IV, Gtd. Sub. Trust Pfd.
  Capital Securities, 8.25%, 04/15/27(b)          280,000       291,928
-----------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series 1999-2,
  Class A1, Global Bonds, (INS-MBIA Insurance
  Corp.) 9.69%, 08/15/09(b)(c)                    301,500       314,076
-----------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Sr. Notes, 9.25%, 03/15/30
  (Acquired 01/10/03-09/22/04; Cost
  $525,327)(a)(b)                                 453,889       498,901
-----------------------------------------------------------------------
  Class A-1a, Sr. Floating Rate Notes, 5.69%,
  01/25/36 (Acquired 03/21/05; Cost
  $452,129)(a)(b)(d)(f)                           452,129       451,168
-----------------------------------------------------------------------

AIM V.I. Diversified Income Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Residential Capital LLC, Sr. Unsec. Gtd.
  Floating Rate Notes, 5.86%, 06/09/08(b)(d)   $  395,000   $   391,188
-----------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 6.32% (Acquired
  12/07/04-04/03/06; Cost
  $130,332)(a)(b)(d)(e)                           130,000       130,418
-----------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs., 6.30%
  (Acquired 11/10/06; Cost
  $220,260)(a)(b)(d)(e)                           220,000       216,755
-----------------------------------------------------------------------
UFJ Finance Aruba AEC (Japan), Gtd. Sub.
  Second Tier Euro Bonds, 8.75%,
  11/13/49(b)(e)                                  250,000       260,048
-----------------------------------------------------------------------
Windsor Financing LLC, Sr. Gtd. Notes, 5.88%,
  07/15/17 (Acquired 02/07/06; Cost
  $97,725)(a)(b)                                   97,725        95,319
=======================================================================
                                                              4,427,306
=======================================================================

PACKAGED FOODS & MEATS-0.62%

Heinz (H.J.) Co., Notes, 6.43%, 12/01/08
  (Acquired 05/30/07; Cost $273,108)(a)(b)        270,000       273,270
=======================================================================

PAPER PACKAGING-0.48%

Sealed Air Corp., Sr. Unsec. Notes, 5.38%,
  04/15/08 (Acquired 05/18/07; Cost
  $209,572)(a)(b)                                 210,000       209,830
=======================================================================

PAPER PRODUCTS-0.18%

International Paper Co., Notes, 5.13%,
  11/15/12(b)                                      80,000        76,872
=======================================================================

PROPERTY & CASUALTY INSURANCE-8.31%

Allstate Corp. (The) Jr. Sub. Global Deb.,
  6.13%, 05/15/37(b)                              150,000       144,864
-----------------------------------------------------------------------
  6.50%, 05/15/57(b)                              100,000        95,314
-----------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
  Pfd. Capital Securities, 8.50%, 04/15/12(b)     790,000       860,262
-----------------------------------------------------------------------
North Front Pass-Through Trust, Pass Through
  Ctfs. Bonds, 5.81%, 12/15/24 (Acquired
  12/08/04; Cost $351,994)(a)(b)                  350,000       346,402
-----------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda), Unsec.
  Sub. Deb., 8.00%, 09/15/34 (Acquired
  04/29/05-06/09/05; Cost $352,536)(a)(b)         330,000       317,721
-----------------------------------------------------------------------
Oil Insurance Ltd., Notes, 7.56%, (Acquired
  06/15/06; Cost $870,000)(a)(b)(e)               870,000       897,814
-----------------------------------------------------------------------
QBE Capital Funding II L.P. (Australia), Gtd.
  Sub. Bonds, 6.80% (Acquired
  04/25/07-06/29/07; Cost $393,124)(a)(b)(e)      400,000       389,224
-----------------------------------------------------------------------
Safeco Capital Trust I, Gtd. Trust Pfd.
  Capital Securities, 8.07%, 07/15/37(b)          420,000       437,216
-----------------------------------------------------------------------
Travelers Cos. Inc. (The), Sr. Unsec. Medium
  Term Notes, 6.25%, 06/15/37(b)                  150,000       146,563
=======================================================================
                                                              3,635,380
=======================================================================

PUBLISHING-0.38%

PRIMEDIA Inc., Sr. Sec. Gtd. Global Notes,
  8.88%, 05/15/11(b)                              160,000       164,733
=======================================================================

RAILROADS-0.17%

Canadian Pacific Railway Co. (Canada), Unsec.
  Global Bonds, 5.95%, 05/15/37(b)                 80,000        76,120
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT-0.65%

Realogy Corp.,
  Sr. Floating Rate Notes, 7.06%, 10/20/09
  (Acquired 10/13/06; Cost $45,000)(a)(b)(d)     $ 45,000      $ 44,712
-----------------------------------------------------------------------
  Sr. Notes, 7.50%, 10/15/16 (Acquired
  10/13/06-10/16/06; Cost $245,686)(a)(b)         245,000       240,058
=======================================================================
                                                                284,770
=======================================================================

REGIONAL BANKS-4.39%

Cullen/Frost Capital Trust I, Jr. Unsec. Gtd.
  Floating Rate Notes, 6.91%, 03/01/34(b)(d)      600,000       613,194
-----------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes,
  5.25%, 03/31/08(b)                               85,000        84,543
-----------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
  Pfd. Capital Securities, 5.93%,
  06/01/28(b)(d)                                  100,000        96,657
-----------------------------------------------------------------------
Silicon Valley Bank, Unsec. Sub. Notes,
  6.05%, 06/01/17(b)                              480,000       469,234
-----------------------------------------------------------------------
TCF National Bank, Sub. Notes, 5.00%,
  06/15/14(b)                                     175,000       172,382
-----------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(b)                              450,000       484,528
=======================================================================
                                                              1,920,538
=======================================================================

REINSURANCE-1.92%

Reinsurance Group of America, Inc., Jr.
  Unsec. Sub. Deb., 6.75%, 12/15/65(b)            380,000       370,375
-----------------------------------------------------------------------
Stingray Pass-Through Trust, Pass Through
  Ctfs., 5.90%, 01/12/15 (Acquired
  01/07/05-11/03/05; Cost $493,840)(a)(b)         500,000       470,990
=======================================================================
                                                                841,365
=======================================================================

SPECIALIZED REIT'S-1.16%

Health Care Property Investors, Inc.
  Sr. Sec. Floating Rate Medium Term Notes,
  5.81%, 09/15/08(b)(d)                           165,000       165,076
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 5.63%, 05/01/17(b)            180,000       171,105
-----------------------------------------------------------------------
Health Care REIT, Inc., Sr. Notes, 5.88%,
  05/15/15(b)                                     175,000       170,667
=======================================================================
                                                                506,848
=======================================================================

SPECIALTY CHEMICALS-0.45%

Valspar Corp. (The), Sr. Unsec. Unsub. Notes,
  5.63%, 05/01/12(b)                              100,000        98,906
-----------------------------------------------------------------------
  6.05%, 05/01/17(b)                              100,000        98,340
=======================================================================
                                                                197,246
=======================================================================

STEEL-0.51%

United States Steel Corp., Sr. Unsec. Unsub.
  Notes, 6.05%, 06/01/17(b)                       150,000       146,531
-----------------------------------------------------------------------
  6.65%, 06/01/37(b)                               80,000        77,564
=======================================================================
                                                                224,095
=======================================================================

AIM V.I. Diversified Income Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS-1.28%

United Rentals North America, Inc., Sr.
  Unsec. Gtd. Global Notes, 6.50%,
  02/15/12(b)                                  $   80,000   $    78,700
-----------------------------------------------------------------------
Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  6.88%, 12/15/07 (Acquired 01/12/07; Cost
  $80,832)(a)(b)                                   80,000        80,235
-----------------------------------------------------------------------
  7.38%, 12/15/28 (Acquired
  01/25/05-03/03/05; Cost $428,237)(a)(b)         375,000       399,341
=======================================================================
                                                                558,276
=======================================================================

TRUCKING-1.53%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(b)                              650,000       670,839
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.98%

Alamosa Delaware Inc., Sr. Gtd. Global Notes,
  8.50%, 01/31/12(b)                              190,000       200,496
-----------------------------------------------------------------------
Nextel Communications, Inc.-Series D, Sr.
  Gtd. Notes, 7.38%, 08/01/15(b)                  390,000       391,884
-----------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Global
  Notes, 6.13%, 11/15/08(b)                       230,000       231,513
-----------------------------------------------------------------------
Sprint Nextel Corp., Deb., 9.25%, 04/15/22(b)     235,000       270,257
-----------------------------------------------------------------------
Vodafone Group PLC (United Kingdom),
  Unsec. Global Bonds, 6.15%, 02/27/37(b)          90,000        84,082
-----------------------------------------------------------------------
  Unsec. Global Notes, 5.63%, 02/27/17(b)         130,000       124,657
=======================================================================
                                                              1,302,889
=======================================================================
    Total Bonds & Notes (Cost $36,563,768)                   35,848,226
=======================================================================

U.S. MORTGAGE-BACKED SECURITIES-15.80%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.19%

Pass Through Ctfs.,
  8.50%, 03/01/10(b)                                  141           142
-----------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/32(b)                   25,792        26,311
-----------------------------------------------------------------------
  6.00%, 05/01/17 to 11/01/33(b)                  258,258       257,653
-----------------------------------------------------------------------
  5.50%, 09/01/17(b)                               91,941        90,899
-----------------------------------------------------------------------
  7.00%, 08/01/21(b)                              140,038       145,133
=======================================================================
                                                                520,138
=======================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-14.06%

Pass Through Ctfs.,
  7.00%, 02/01/16 to 09/01/32(b)                   45,880        47,488
-----------------------------------------------------------------------
  6.50%, 05/01/16 to 10/01/35(b)                   68,675        70,038
-----------------------------------------------------------------------
  5.00%, 11/01/18(b)                               87,662        85,055
-----------------------------------------------------------------------
  7.50%, 04/01/29 to 10/01/29(b)                  103,537       108,389
-----------------------------------------------------------------------
  6.50%, 05/01/31(b)                               93,804(g)      95,643
-----------------------------------------------------------------------
  8.00%, 04/01/32(b)                                6,248         6,587
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION-(CONTINUED)

  Pass Through Ctfs., TBA,
  5.50%, 07/01/22(b)(h)                        $  877,000   $   863,982
-----------------------------------------------------------------------
  6.00%, 07/01/22(b)(h)                         2,191,000     2,200,929
-----------------------------------------------------------------------
  6.50%, 07/01/37(b)(h)                         2,649,000     2,674,249
=======================================================================
                                                              6,152,360
=======================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.55%

Pass Through Ctfs.,
  7.50%, 06/15/23(b)                               17,991        18,834
-----------------------------------------------------------------------
  8.50%, 11/15/24(b)                               16,027        17,305
-----------------------------------------------------------------------
  7.00%, 07/15/31 to 08/15/31(b)                    4,548         4,740
-----------------------------------------------------------------------
  6.50%, 11/15/31 to 09/15/32(b)                   37,510        38,295
-----------------------------------------------------------------------
  6.00%, 12/15/31 to 11/15/32(b)                   55,214        55,104
-----------------------------------------------------------------------
  5.50%, 02/15/34(b)                              110,723(g)     107,662
=======================================================================
                                                                241,940
=======================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $6,962,435)                                       6,914,438
=======================================================================

ASSET-BACKED SECURITIES-5.84%

COLLATERALIZED MORTGAGE OBLIGATIONS-0.86%

Federal Home Loan Bank (FHLB)-Series TQ-2015,
  Class A, Pass Through Ctfs., 5.07%,
  10/20/15(b)                                     116,985       114,401
-----------------------------------------------------------------------
US Bank N.A., Sr. Medium Term Notes, 5.92%,
  05/25/12(b)                                     260,000       261,229
=======================================================================
                                                                375,630
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.98%

Citicorp Lease Pass-Through Trust-Series
  1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  07/14/00-07/27/05; Cost $781,505)(a)(b)         675,000       771,455
-----------------------------------------------------------------------
Patrons' Legacy 2003-III-LILACS-III-Series A,
  Ctfs., 5.65%, 01/17/17 (Acquired 11/04/04;
  Cost $487,214)(a)(f)                            475,141       458,373
-----------------------------------------------------------------------
Patrons' Legacy, 2004-1-LILACS-1-Series A,
  Ctfs., 6.67%, 03/04/19 (Acquired 04/30/04;
  Cost $972,222)(a)(f)                            972,222       948,087
=======================================================================
                                                              2,177,915
=======================================================================
    Total Asset-Backed Securities (Cost
      $2,603,910)                                             2,553,545
=======================================================================

MUNICIPAL OBLIGATIONS-2.58%

Blount (County of), Tennessee Health &
  Educational Facilities Board (Asbury Inc.)
  Series 2007 B, Refunding Taxable RB, 7.50%,
  04/01/09(b)                                      70,000        69,897
-----------------------------------------------------------------------
Detroit (City of), Michigan; Series 2005 A-1,
  Taxable Capital Improvement Limited Tax GO,
  (INS-Ambac Assurance Corp.) 4.96%,
  04/01/20(b)(c)                                  130,000       120,623
-----------------------------------------------------------------------
Florida (State of) Development Finance Corp.
  (Palm Bay Academy Inc.); Series 2006 B,
  Taxable RB, 7.50%, 05/15/17(b)                   65,000        62,672
-----------------------------------------------------------------------

AIM V.I. Diversified Income Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
  Improvement Bond Bank;
  Series 2005 A, Taxable RB,
  5.22%, 07/15/20(b)                           $  125,000   $   118,761
-----------------------------------------------------------------------
  5.28%, 01/15/22(b)                              100,000        94,658
-----------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3); Series
  2003, Taxable Allocation RB, (INS-MBIA
  Insurance Corp.) 6.10%, 05/01/24(b)(c)          650,000       663,566
=======================================================================
    Total Municipal Obligations (Cost
      $1,154,565)                                             1,130,177
=======================================================================

U.S. GOVERNMENT AGENCY SECURITIES-2.16%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.67%

Unsec. Floating Rate Global Notes, 3.92%,
  02/17/09(b)(d)                                  300,000       292,866
=======================================================================

STUDENT LOAN MARKETING ASSOCIATION-1.49%

SLMA Corp., Medium Term Notes, 5.05%,
  11/14/14(b)                                     400,000       333,292
-----------------------------------------------------------------------
SLMA Corp. Series A, Medium Term Notes,
  3.63%, 03/17/08(b)                              130,000       127,990
-----------------------------------------------------------------------
SLMA Med Term Note, Unsec. Unsub. Floating
  Rate Medium Term Notes, 5.27%,
  03/15/10(b)(d)                                  200,000       192,366
=======================================================================
                                                                653,648
=======================================================================
    Total U.S. Government Agency Securities
      (Cost $972,875)                                           946,514
=======================================================================

                                                 SHARES

PREFERRED STOCKS-1.25%

LIFE & HEALTH INSURANCE-0.42%

Aegon N.V., 6.38% Pfd. (Netherlands)                7,500       182,700
=======================================================================

RETAIL REIT'S-0.16%

Mills Corp. (The)-Series B, 9.00% Pfd.(b)           2,590        70,335
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.67%

Telephone & Data Systems, Inc.-Series A,
  7.60% Pfd.                                       12,000       294,000
=======================================================================
    Total Preferred Stocks (Cost $564,930)                      547,035
=======================================================================

-----------------------------------------------------------------------
                                                 SHARES        VALUE

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

COMMERCIAL PAPER-0.91%

BROADCASTING & CABLE TV-0.91%

Cox Communications Inc., Floating Rate
  Commercial Paper, 5.62%, 08/15/07, 5.61%,
  08/15/07 (Acquired 08/15/07; Cost
  $400,000)(a)(b)(d)(i)                        $  400,000   $   400,028
=======================================================================

                                                 SHARES

COMMON STOCKS & OTHER EQUITY INTERESTS-0.23%

BROADCASTING & CABLE TV-0.23%

Adelphia Business Solutions(j)                        900        28,125
-----------------------------------------------------------------------
Adelphia Recovery Trust-Series ACC-1(j)            87,412         7,430
-----------------------------------------------------------------------
Time Warner Cable, Inc.-Class A(j)                  1,627        63,730
=======================================================================
                                                                 99,285
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(a)(f)(k)(l)                      275             0
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $91,575)                                   99,285
=======================================================================

MONEY MARKET FUNDS-1.93%

Liquid Assets Portfolio-Institutional
  Class(m)                                        423,306       423,306
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(m)          423,306       423,306
=======================================================================
    Total Money Market Funds (Cost $846,612)                    846,612
=======================================================================
TOTAL INVESTMENTS-112.62% (Cost $50,160,670)                 49,285,860
=======================================================================
OTHER ASSETS LESS LIABILITIES-(12.62)%                       (5,524,651)
=======================================================================
NET ASSETS-100.00%                                          $43,761,209
_______________________________________________________________________
=======================================================================

AIM V.I. Diversified Income Fund

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
GO      - General Obligation Bonds
Gtd.    - Guaranteed
INS     - Insurer
Jr.     - Junior
LILACS  - Life Insurance and Life Annuities Based Certificates
Pfd.    - Preferred
RB      - Revenue Bonds
REGS    - Regulation S
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2007 was $12,657,464, which represented 28.92% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2007 was $46,331,334, which represented 105.87% of the Fund's Net Assets. See
    Note 1A.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2007.
(e) Perpetual bond with no specified maturity date.
(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at June 30, 2007 was $1,857,628, which represented 4.24% of the Fund's Net Assets.
(g) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M and Note 7.
(h) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1J.
(i) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(k) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(l) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at June 30, 2007 represented 0.00% of the Fund's Net Assets. See Note 1A.
(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Diversified Income Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (cost $49,314,058)         $ 48,439,248
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $846,612)                                     846,612
=============================================================
    Total investments (cost $50,160,670)           49,285,860
=============================================================
Receivables for:
  Investments sold                                  3,125,724
-------------------------------------------------------------
  Variation margin                                     65,111
-------------------------------------------------------------
  Fund shares sold                                        883
-------------------------------------------------------------
  Dividends and Interest                              594,370
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 45,489
-------------------------------------------------------------
Other assets                                            1,012
=============================================================
    Total assets                                   53,118,449
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             8,546,226
-------------------------------------------------------------
  Fund shares reacquired                              120,288
-------------------------------------------------------------
  Amount due custodian                                582,115
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              52,133
-------------------------------------------------------------
Accrued administrative services fees                   23,479
-------------------------------------------------------------
Accrued distribution fees -- Series II                    416
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              3,529
-------------------------------------------------------------
Accrued transfer agent fees                               667
-------------------------------------------------------------
Accrued operating expenses                             28,387
=============================================================
    Total liabilities                               9,357,240
=============================================================
Net assets applicable to shares outstanding      $ 43,761,209
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $ 61,336,007
-------------------------------------------------------------
Undistributed net investment income                 4,161,346
-------------------------------------------------------------
Undistributed net realized gain (loss)            (20,904,345)
-------------------------------------------------------------
Unrealized appreciation (depreciation)               (831,799)
=============================================================
                                                 $ 43,761,209
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $ 43,102,977
_____________________________________________________________
=============================================================
Series II                                        $    658,232
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                            5,137,235
_____________________________________________________________
=============================================================
Series II                                              79,196
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $       8.39
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $       8.31
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Interest                                          $1,444,110
------------------------------------------------------------
Dividends                                             24,216
------------------------------------------------------------
Dividends from affiliated money market funds           9,910
============================================================
    Total investment income                        1,478,236
============================================================

EXPENSES:

Advisory fees                                        135,385
------------------------------------------------------------
Administrative services fees                          64,939
------------------------------------------------------------
Custodian fees                                         8,399
------------------------------------------------------------
Distribution fees -- Series II                           864
------------------------------------------------------------
Transfer agent fees                                    3,771
------------------------------------------------------------
Trustees' and officer's fees and benefits              9,210
------------------------------------------------------------
Professional services fees                            24,868
------------------------------------------------------------
Other                                                  9,615
============================================================
    Total expenses                                   257,051
============================================================
Less: Fees waived and expense offset arrangement     (87,018)
------------------------------------------------------------
    Net expenses                                     170,033
============================================================
Net investment income                              1,308,203
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                             (173,713)
------------------------------------------------------------
  Foreign currencies                                   2,502
------------------------------------------------------------
  Foreign currency contracts                           9,143
------------------------------------------------------------
  Futures contracts                                 (447,515)
------------------------------------------------------------
  Credit default swap agreements                       2,762
============================================================
                                                    (606,821)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                             (395,840)
------------------------------------------------------------
  Foreign currencies                                      33
------------------------------------------------------------
  Foreign currency contracts                          (3,937)
------------------------------------------------------------
  Futures contracts                                  334,512
------------------------------------------------------------
  Credit default swap agreements                       1,771
============================================================
                                                     (63,461)
============================================================
Net realized and unrealized gain (loss)             (670,282)
============================================================
Net increase in net assets resulting from
  operations                                      $  637,921
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Diversified Income Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2007            2006
-----------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                       $ 1,308,203    $ 2,813,644
-----------------------------------------------------------------------------------------
  Net realized gain (loss)                                       (606,821)      (153,102)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)            (63,461)      (511,132)
=========================================================================================
    Net increase in net assets resulting from operations          637,921      2,149,410
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                             --     (2,878,667)
-----------------------------------------------------------------------------------------
  Series II                                                            --        (41,567)
=========================================================================================
    Decrease in net assets resulting from distributions                --     (2,920,234)
=========================================================================================
Share transactions-net:
  Series I                                                     (4,268,809)    (7,560,790)
-----------------------------------------------------------------------------------------
  Series II                                                       (63,876)      (179,546)
=========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (4,332,685)    (7,740,336)
=========================================================================================
    Net increase (decrease) in net assets                      (3,694,764)    (8,511,160)
=========================================================================================

NET ASSETS:

  Beginning of period                                          47,455,973     55,967,133
=========================================================================================
  End of period (including undistributed net investment
    income of $4,161,346 and $2,853,143, respectively)        $43,761,209    $47,455,973
_________________________________________________________________________________________
=========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Diversified Income Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Diversified Income Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund"). The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

AIM V.I. Diversified Income Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. LOWER-RATED SECURITIES -- The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

J. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are

AIM V.I. Diversified Income Fund

     translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

M. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N. COVERED CALL OPTIONS WRITTEN -- The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

O. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

P. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

       Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

       A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy),

AIM V.I. Diversified Income Fund

     the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

       Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. The Fund accrues for the fixed payments on swap agreements on a daily basis with the net amount accrued, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

Q. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.60%
-------------------------------------------------------------------
Over $250 million                                             0.55%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.75% and Series II shares to 1.00% of average daily net assets, through at least April 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, effective July 1, 2007, AIM has contractually agreed through at least April 30, 2009 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $86,329.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2007, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $40,144 for services provided by insurance companies.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase

AIM V.I. Diversified Income Fund

and own Series II shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                                                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND                                               12/31/06          AT COST          FROM SALES         06/30/07        INCOME
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-Institutional Class        $119,019        $ 5,331,816       $ (5,027,529)       $423,306        $4,969
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class               119,019          5,331,816         (5,027,529)        423,306         4,941
=================================================================================================================================
  Total Investments in Affiliates                  $238,038        $10,663,632       $(10,055,058)       $846,612        $9,910
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $689.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $2,287 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

AIM V.I. Diversified Income Fund

NOTE 7--FUTURES CONTRACTS

On June 30, 2007, $204,527 principal amount of U.S. Mortgage-Backed obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                           OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                              NUMBER OF       MONTH/           VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS     COMMITMENT       06/30/07       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                       26        Sept-07/Long     $ 5,298,312        $ 19,441
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                       64        Sept-07/Long       6,661,000           7,403
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                      46        Sept-07/Long       4,862,344         (13,228)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                                      19        Sept-07/Long       2,047,250          29,395
==========================================================================================================================
                                                                                            $18,868,906        $ 43,011
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2007                                                $ 2,582,661
-----------------------------------------------------------------------------
December 31, 2008                                                  4,437,761
-----------------------------------------------------------------------------
December 31, 2009                                                  6,105,069
-----------------------------------------------------------------------------
December 31, 2010                                                  6,879,053
-----------------------------------------------------------------------------
December 31, 2014                                                    341,884
=============================================================================
Total capital loss carryforward                                  $20,346,428
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $18,665,373 and $21,950,964, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $   148,271
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,019,463)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                       $  (871,192)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $50,157,052.

AIM V.I. Diversified Income Fund

NOTE 10--SHARE INFORMATION

                                           CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                YEAR ENDED
                                                                 JUNE 30, 2007(A)            DECEMBER 31, 2006
                                                              -----------------------    --------------------------
                                                               SHARES       AMOUNT         SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     194,363    $ 1,634,266       305,992    $  2,591,467
-------------------------------------------------------------------------------------------------------------------
  Series II                                                      3,643         30,111        12,578         106,190
===================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                          --             --       345,164       2,878,667
-------------------------------------------------------------------------------------------------------------------
  Series II                                                         --             --         5,026          41,567
===================================================================================================================
Reacquired:
  Series I                                                    (704,314)    (5,903,075)   (1,533,737)    (13,030,924)
-------------------------------------------------------------------------------------------------------------------
  Series II                                                    (11,241)       (93,987)      (38,705)       (327,303)
===================================================================================================================
                                                              (517,549)   $(4,332,685)     (903,682)   $ (7,740,336)
___________________________________________________________________________________________________________________
===================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 75% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM V.I. Diversified Income Fund


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           SERIES I
                                                             --------------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED                        YEAR ENDED DECEMBER 31,
                                                              JUNE 30,        ---------------------------------------------------
                                                                2007           2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.28         $  8.43    $  8.74    $  8.82    $  8.60    $  9.13
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                       0.24            0.46       0.40       0.36       0.42       0.55
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.13)          (0.08)     (0.15)      0.08       0.37      (0.35)
=================================================================================================================================
    Total from investment operations                             0.11            0.38       0.25       0.44       0.79       0.20
=================================================================================================================================
Less dividends from net investment income                          --           (0.53)     (0.56)     (0.52)     (0.57)     (0.73)
=================================================================================================================================
Net asset value, end of period                                $  8.39         $  8.28    $  8.43    $  8.74    $  8.82    $  8.60
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                  1.33%           4.48%      2.90%      5.03%      9.24%      2.30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $43,103         $46,743    $55,065    $65,069    $71,860    $70,642
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.75%(c)        0.75%      0.89%      1.01%      0.95%      0.94%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.14%(c)        1.10%      1.08%      1.01%      0.95%      0.94%
=================================================================================================================================
Ratio of net investment income to average net assets             5.80%(c)        5.47%      4.54%      4.01%      4.71%      6.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                         42%             78%        92%       113%       153%        86%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $44,805,229.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                         SERIES II
                                                           ----------------------------------------------------------------------
                                                                                                                      MARCH 14,
                                                                                                                        2002
                                                           SIX MONTHS                                                (DATE SALES
                                                             ENDED                YEAR ENDED DECEMBER 31,           COMMENCED) TO
                                                            JUNE 30,        ------------------------------------    DECEMBER 31,
                                                              2007           2006      2005      2004      2003         2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 8.21         $8.36     $8.67     $8.78     $8.58        $ 8.97
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                     0.23          0.44      0.38      0.33      0.40          0.42
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (0.13)        (0.09)    (0.15)     0.08      0.37         (0.08)
=================================================================================================================================
    Total from investment operations                           0.10          0.35      0.23      0.41      0.77          0.34
=================================================================================================================================
Less dividends from net investment income                        --         (0.50)    (0.54)    (0.52)    (0.57)        (0.73)
=================================================================================================================================
Net asset value, end of period                               $ 8.31         $8.21     $8.36     $8.67     $8.78        $ 8.58
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                1.22%         4.17%     2.67%     4.69%     9.02%         3.90%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $  658         $ 713     $ 902     $ 980     $ 762        $  124
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               1.00%(c)      1.00%     1.14%     1.26%     1.20%         1.19%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            1.39%(c)      1.35%     1.33%     1.26%     1.20%         1.19%(d)
=================================================================================================================================
Ratio of net investment income to average net assets           5.55%(c)      5.22%     4.29%     3.76%     4.46%         5.90%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                       42%           78%       92%      113%      153%           86%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $697,159.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM V.I. Diversified Income Fund


NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM V.I. Diversified Income Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information about   actual ending account balance or expenses
ongoing costs, including management fees;    actual account values and actual expenses.   you paid for the period. You may use this
distribution and/or service (12b-1) fees;    You may use the information in this table,   information to compare the ongoing costs
and other Fund expenses. This example is     together with the amount you invested, to    of investing in the Fund and other funds.
intended to help you understand your         estimate the expenses that you paid over     To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   the period. Simply divide your account       example with the 5% hypothetical examples
the Fund and to compare these costs with     value by $1,000 (for example, an $8,600      that appear in the shareholder reports of
ongoing costs of investing in other mutual   account value divided by $1,000 = 8.6),      the other funds.
funds. The example is based on an            then multiply the result by the number in
investment of $1,000 invested at the         the table under the heading entitled            Please note that the expenses shown in
beginning of the period and held for the     "Actual Expenses Paid During Period" to      the table are meant to highlight your
entire period January 1, 2007, through       estimate the expenses you paid on your       ongoing costs. Therefore, the hypothetical
June 30, 2007.                               account during this period.                  information is useful in comparing ongoing
                                                                                          costs, and will not help you determine the
   The actual and hypothetical expenses in   HYPOTHETICAL EXAMPLE FOR COMPARISON          relative total costs of owning different
the examples below do not represent the      PURPOSES                                     funds.
effect of any fees or other expenses
assessed in connection with a variable       The table below also provides information
product; if they did, the expenses shown     about hypothetical account values and
would be higher while the ending account     hypothetical expenses based on the Fund's
values shown would be lower.                 actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

Series I           $1,000.00            $1,013.30             $3.74              $1,021.08             $3.76              0.75%
Series II           1,000.00             1,012.20              4.99               1,019.84              5.01              1.00

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. Diversified Income Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     mendations and makes its own                 A. NATURE, EXTENT AND QUALITY OF SERVICES
Variable Insurance Funds is required under   recommendations regarding the performance,      PROVIDED BY AIM
the Investment Company Act of 1940 to        fees and expenses of the AIM Funds to the
approve annually the renewal of the AIM      full Board. Moreover, the Investments        The Board reviewed the advisory services
V.I. Diversified Income Fund (the Fund)      Committee considers each SubCommittee's      provided to the Fund by AIM under the
investment advisory agreement with A I M     recommendations in making its annual         Fund's advisory agreement, the performance
Advisors, Inc. (AIM). During contract        recommendation to the Board whether to       of AIM in providing these services, and
renewal meetings held on June 25-27, 2007,   approve the continuance of each AIM Fund's   the credentials and experience of the
the Board as a whole and the disinterested   investment advisory agreement and            officers and employees of AIM who provide
or "independent" Trustees, voting            sub-advisory agreement, if applicable        these services. The Board's review of the
separately, approved the continuance of      (advisory agreements), for another year.     qualifications of AIM to provide these
the Fund's investment advisory agreement                                                  services included the Board's
for another year, effective July 1, 2007.       The independent Trustees, as mentioned    consideration of AIM's portfolio and
In doing so, the Board determined that the   above, are assisted in their annual          product review process, various back
Fund's advisory agreement is in the best     evaluation of the advisory agreements by     office support functions provided by AIM,
interests of the Fund and its shareholders   the independent Senior Officer. One          and AIM's equity and fixed income trading
and that the compensation to AIM under the   responsibility of the Senior Officer is to   operations. The Board concluded that the
Fund's advisory agreement is fair and        manage the process by which the AIM Funds'   nature, extent and quality of the advisory
reasonable.                                  proposed management fees are negotiated      services provided to the Fund by AIM were
                                             during the annual contract renewal process   appropriate and that AIM currently is
   The independent Trustees met separately   to ensure that they are negotiated in a      providing satisfactory advisory services
during their evaluation of the Fund's        manner which is at arms' length and          in accordance with the terms of the Fund's
investment advisory agreement with           reasonable. Accordingly, the Senior          advisory agreement. In addition, based on
independent legal counsel from whom they     Officer must either supervise a              their ongoing meetings throughout the year
received independent legal advice, and the   competitive bidding process or prepare an    with the Fund's portfolio managers, the
independent Trustees also received           independent written evaluation. The Senior   Board concluded that these individuals are
assistance during their deliberations from   Officer has recommended that an              competent and able to continue to carry
the independent Senior Officer, a            independent written evaluation be provided   out their responsibilities under the
full-time officer of the AIM Funds who       and, upon the direction of the Board, has    Fund's advisory agreement.
reports directly to the independent          prepared an independent written
Trustees. The following discussion more      evaluation.                                     In determining whether to continue the
fully describes the process employed by                                                   Fund's advisory agreement, the Board
the Board to evaluate the performance of        During the annual contract renewal        considered the prior relationship between
the AIM Funds (including the Fund)           process, the Board considered the factors    AIM and the Fund, as well as the Board's
throughout the year and, more                discussed below under the heading "Factors   knowledge of AIM's operations, and
specifically, during the annual contract     and Conclusions and Summary of Independent   concluded that it was beneficial to
renewal meetings.                            Written Fee Evaluation" in evaluating the    maintain the current relationship, in
                                             fairness and reasonableness of the Fund's    part, because of such knowledge. The Board
THE BOARD'S FUND EVALUATION PROCESS          advisory agreement at the contract renewal   also considered the steps that AIM and its
                                             meetings and at their meetings throughout    affiliates have taken over the last
The Board's Investments Committee has        the year as part of their ongoing            several years to improve the quality and
established three Sub-Committees which are   oversight of the Fund. The Fund's advisory   efficiency of the services they provide to
responsible for overseeing the management    agreement was considered separately,         the Funds in the areas of investment
of a number of the series portfolios of      although the Board also considered the       performance, product line diversification,
the AIM Funds. This Sub-Committee            common interests of all of the AIM Funds     distribution, fund operations, shareholder
structure permits the Trustees to focus on   in their deliberations. The Board            services and compliance. The Board
the performance of the AIM Funds that have   comprehensively considered all of the        concluded that the quality and efficiency
been assigned to them. The Sub-Committees    information provided to them and did not     of the services AIM and its affiliates
meet throughout the year to review the       identify any particular factor that was      provide to the AIM Funds in each of these
performance of their assigned funds, and     controlling. Furthermore, each Trustee may   areas have generally improved, and support
the Sub-Committees review monthly and        have evaluated the information provided      the Board's approval of the continuance of
quarterly comparative performance            differently from one another and             the Fund's advisory agreement.
information and periodic asset flow data     attributed different weight to the various
for their assigned funds. These materials    factors. The Trustees recognized that the    B. FUND PERFORMANCE
are prepared under the direction and         advisory arrangements and resulting
supervision of the independent Senior        advisory fees for the Fund and the other     The Board compared the Fund's performance
Officer. Over the course of each year, the   AIM Funds are the result of years of         during the past one, three and five
Sub-Committees meet with portfolio           review and negotiation between the           calendar years to the performance of funds
managers for their assigned funds and        Trustees and AIM, that the Trustees may      in the Fund's Lipper peer group that are
other members of management and review       focus to a greater extent on certain         not managed by AIM, and against the
with these individuals the performance,      aspects of these arrangements in some        performance of all funds in the Lipper
investment objective(s), policies,           years than others, and that the Trustees'    Variable Annuity Underlying Funds -
strategies and limitations of these funds.   deliberations and conclusions in a           Corporate Debt BBB-Rated Index. The Board
                                             particular year may be based in part on      also reviewed the methodology used by
   In addition to their meetings             their deliberations and conclusions of       Lipper to identify the Fund's peers. The
throughout the year, the Sub-Committees      these same arrangements throughout the       Board noted that the Fund's performance
meet at designated contract renewal          year and in prior years.                     was comparable to the median performance
meetings each year to conduct an in-depth                                                 of its peers for the one and three year
review of the performance, fees and          FACTORS AND CONCLUSIONS AND SUMMARY OF       periods, and below such performance for
expenses of their assigned funds. During     INDEPENDENT WRITTEN FEE EVALUATION           the five year period. The Board noted that
the contract renewal process, the Trustees                                                the Fund's performance was below the
receive comparative performance and fee      The discussion below serves as a summary     performance of the Index for the one and
data regarding all the AIM Funds prepared    of the Senior Officer's independent          five year periods, and comparable to such
by an independent company, Lipper, Inc.,     written evaluation, as well as a             performance for the three year period. The
under the direction and supervision of the   discussion of the material factors and       Board also considered the steps AIM has
independent Senior Officer who also          related conclusions that formed the basis    taken over the last several years to
prepares a separate analysis of this         for the Board's approval of the Fund's       improve the quality and efficiency of the
information for the Trustees. Each           advisory agreement. Unless otherwise         services that AIM provides to the AIM
Sub-Committee then makes recommendations     stated, information set forth below is as    Funds. The Board concluded that AIM
to the Investments Committee regarding the   of June 27, 2007 and does not reflect any    continues to be responsive to the Board's
performance, fees and expenses of their      changes that may have occurred since that    focus on fund performance. Although the
assigned funds. The Investments Committee    date, including but not limited to changes   independent written evaluation of the
considers each Sub-Committee's recom-        to the Fund's performance, advisory fees,    Fund's Senior Officer (dis-
                                             expense limitations and/or fee waivers.

                                                                                                                         (continued)

AIM V.I. Diversified Income Fund

cussed below) only considered Fund           expense limitations. The Board noted that    reviewed and approved on an annual basis
performance through the most recent          the Fund's contractual advisory fee          by the Board. The Board concluded that AIM
calendar year, the Board also reviewed       schedule includes one break-point but        and its affiliates were providing these
more recent Fund performance and this        that, due to the Fund's asset level at the   services in a satisfactory manner and in
review did not change their conclusions.     end of the past calendar year and the way    accordance with the terms of their
                                             in which the breakpoint has been             contracts, and were qualified to continue
C. ADVISORY FEES AND FEE WAIVERS             structured, the Fund has yet to benefit      to provide these services to the Fund.
                                             from the breakpoint. Based on this
The Board compared the Fund's contractual    information, the Board concluded that the       The Board considered the benefits
advisory fee rate to the contractual         Fund's advisory fees would reflect           realized by AIM as a result of portfolio
advisory fee rates of funds in the Fund's    economies of scale at higher asset levels.   brokerage transactions executed through
Lipper peer group that are not managed by    The Board also noted that the Fund shares    "soft dollar" arrangements. Under these
AIM, at a common asset level and as of the   directly in economies of scale through       arrangements, portfolio brokerage
end of the past calendar year. The Board     lower fees charged by third party service    commissions paid by the Fund and/or other
noted that the Fund's advisory fee rate      providers based on the combined size of      funds advised by AIM are used to pay for
was comparable to the median advisory fee    all of the AIM Funds and affiliates.         research and execution services. The Board
rate of its peers. The Board also reviewed                                                noted that soft dollar arrangements shift
the methodology used by Lipper and noted     E. PROFITABILITY AND FINANCIAL RESOURCES     the payment obligation for the research
that the contractual fee rates shown by         OF AIM                                    and executions services from AIM to the
Lipper include any applicable long-term                                                   funds and therefore may reduce AIM's
contractual fee waivers. The Board also      The Board reviewed information from AIM      expenses. The Board also noted that
compared the Fund's contractual advisory     concerning the costs of the advisory and     research obtained through soft dollar
fee rate to the contractual advisory fee     other services that AIM and its affiliates   arrangements may be used by AIM in making
rates of other clients of AIM and its        provide to the Fund and the profitability    investment decisions for the Fund and may
affiliates with investment strategies        of AIM and its affiliates in providing       therefore benefit Fund shareholders. The
comparable to those of the Fund, including   these services. The Board also reviewed      Board concluded that AIM's soft dollar
two mutual funds advised by AIM. The Board   information concerning the financial         arrangements were appropriate. The Board
noted that the Fund's rate was above below   condition of AIM and its affiliates. The     also concluded that, based on their review
the rates for the two mutual funds.          Board also reviewed with AIM the             and representations made by AIM, these
                                             methodology used to prepare the              arrangements were consistent with
   Additionally, the Board compared the      profitability information. The Board         regulatory requirements.
Fund's contractual advisory fee rate to      considered the overall profitability of
the total advisory fees paid by numerous     AIM, as well as the profitability of AIM        The Board considered the fact that the
separately managed accounts/wrap accounts    in connection with managing the Fund. The    Fund's uninvested cash and cash collateral
advised by an AIM affiliate. The Board       Board noted that AIM continues to operate    from any securities lending arrangements
noted that the Fund's rate was generally     at a net profit, although increased          may be invested in money market funds
above the rates for the separately managed   expenses in recent years have reduced the    advised by AIM pursuant to procedures
accounts/wrap accounts. The Board            profitability of AIM and its affiliates.     approved by the Board. The Board noted
considered that management of the            The Board concluded that the Fund's          that AIM will receive advisory fees from
separately managed accounts/wrap accounts    advisory fees were fair and reasonable,      these affiliated money market funds
by the AIM affiliate involves different      and that the level of profits realized by    attributable to such investments, although
levels of services and different             AIM and its affiliates from providing        AIM has contractually agreed to waive the
operational and regulatory requirements      services to the Fund was not excessive in    advisory fees payable by the Fund with
than AIM's management of the Fund. The       light of the nature, quality and extent of   respect to its investment of uninvested
Board concluded that these differences are   the services provided. The Board             cash in these affiliated money market
appropriately reflected in the fee           considered whether AIM is financially        funds through at least April 30, 2009. The
structure for the Fund and the separately    sound and has the resources necessary to     Board considered the contractual nature of
managed accounts/wrap accounts.              perform its obligations under the Fund's     this fee waiver and noted that it remains
                                             advisory agreement, and concluded that AIM   in effect until at least April 30, 2009.
   The Board noted that AIM has              has the financial resources necessary to     The Board concluded that the Fund's
contractually agreed to waive fees and/or    fulfill these obligations.                   investment of uninvested cash and cash
limit expenses of the Fund through at                                                     collateral from any securities lending
least April 30, 2009 in an amount            F. INDEPENDENT WRITTEN EVALUATION OF THE     arrangements in the affiliated money
necessary to limit total annual operating       FUND'S SENIOR OFFICER                     market funds is in the best interests of
expenses to a specified percentage of                                                     the Fund and its shareholders.
average daily net assets for each class of   The Board noted that, upon their
the Fund. The Board considered the           direction, the Senior Officer of the Fund,
contractual nature of this fee waiver and    who is independent of AIM and AIM's
noted that it remains in effect until at     affiliates, had prepared an independent
least April 30, 2009. The Board reviewed     written evaluation to assist the Board in
the Fund's effective advisory fee rate,      determining the reasonableness of the
after taking account of this expense         proposed management fees of the AIM Funds,
limitation, and considered the effect this   including the Fund. The Board noted that
expense limitation would have on the         they had relied upon the Senior Officer's
Fund's estimated total expenses. The Board   written evaluation instead of a
concluded that the levels of fee             competitive bidding process. In
waivers/expense limitations for the Fund     determining whether to continue the Fund's
were fair and reasonable.                    advisory agreement, the Board considered
                                             the Senior Officer's written evaluation.
   After taking account of the Fund's
contractual advisory fee rate, as well as    G. COLLATERAL BENEFITS TO AIM AND ITS
the comparative advisory fee information        AFFILIATES
and the expense limitation discussed
above, the Board concluded that the Fund's   The Board considered various other
advisory fees were fair and reasonable.      benefits received by AIM and its
                                             affiliates resulting from AIM's
D. ECONOMIES OF SCALE AND BREAKPOINTS        relationship with the Fund, including the
                                             fees received by AIM and its affiliates
The Board considered the extent to which     for their provision of administrative,
there are economies of scale in AIM's        transfer agency and distribution services
provision of advisory services to the        to the Fund. The Board considered the
Fund. The Board also considered whether      performance of AIM and its affiliates in
the Fund benefits from such economies of     providing these services and the
scale through contractual breakpoints in     organizational structure employed by AIM
the Fund's advisory fee schedule or          and its affiliates to provide these
through advisory fee waivers or              services. The Board also considered that
                                             these services are provided to the Fund
                                             pursuant to written contracts which are

                             AIM V.I. Dynamics Fund
                Semiannual Report to Shareholders o June 30, 2007

DOMESTIC EQUITY

Mid-Cap Growth

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


  [AIM INVESTMENTS LOGO]             Unless otherwise noted, all data in this
-- REGISTERED TRADEMARK --           report are from A I M Management Group Inc.

                                     THIS REPORT MUST BE ACCOMPANIED OR PRECEDED
                                     BY A CURRENTLY EFFECTIVE FUND PROSPECTUS
                                     AND VARIABLE PRODUCT PROSPECTUS, WHICH
                                     CONTAIN MORE COMPLETE INFORMATION,
                                     INCLUDING SALES CHARGES AND EXPENSES.
                                     INVESTORS SHOULD READ EACH CAREFULLY BEFORE
                                     INVESTING.

                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. Dynamics Fund

Fund performance                                                                          products. You cannot purchase shares of
=======================================================================================   the Fund directly. Performance figures
PERFORMANCE SUMMARY                                                                       given represent the Fund and are not
                                                                                          intended to reflect actual variable
FUND VS. INDEXES                                                                          product values. They do not reflect sales
                                                                                          charges, expenses and fees assessed in
Cumulative total returns, 12/31/06-6/30/07, excluding variable product issuer charges.    connection with a variable product. Sales
If variable product issuer charges were included, returns would be lower.                 charges, expenses and fees, which are
                                                                                          determined by the variable product
Series I Shares                                                                  14.17%   issuers, will vary and will lower the
Series II Shares                                                                 13.97    total return.
S&P 500 Index(1) (Broad Market Index)                                             6.96
Russell Midcap Growth Index(1) (Style-Specific Index)                            10.97       Per NASD requirements, the most recent
Lipper VUF Mid-Cap Growth Funds Index(1) (Peer Group Index)                      13.13    month-end performance data at the Fund
Lipper Mid-Cap Growth Funds Index(1) (Former Peer Group Index)                   14.70    level, excluding variable product charges,
                                                                                          is available on the AIM automated
Source: (1) Lipper Inc.                                                                   information line, 866-702-4402. As
                                                                                          mentioned above, for the most recent
The unmanaged S&P 500 -- REGISTERED TRADEMARK -- Index is an index of common stocks       month-end performance including variable
frequently used as a general measure of U.S. stock market performance.                    product charges, please contact your
                                                                                          variable product issuer or financial
   The unmanaged Russell Midcap -- REGISTERED TRADEMARK -- Growth Index is a              advisor.
subset of the Russell Midcap -- REGISTERED TRADEMARK -- Index, which represents the performance of the stocks of domestic mid-capitalization companies; the
Growth subset measures the performance of Russell Midcap companies with higher price/book ratios and higher forecasted growth values. The Russell Midcap Growth
Index and the Russell Midcap Index are trademarks/service marks of the Frank
Russell Company. Russell -- REGISTERED TRADEMARK -- is a trademark of the Frank
Russell Company.

   The Fund has elected to use the Lipper Variable Underlying Funds (VUF) Mid-Cap
Growth Funds Index as its peer group instead of the Lipper Mid-Cap Growth Funds Index.
In 2006, Lipper began publishing VUF indexes, allowing the Fund to be compared with the
Lipper VUF Mid-Cap Growth Index. The unmanaged Lipper VUF Mid-Cap Growth Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Mid-Cap Growth Funds category. Lipper Inc. is an independent mutual fund performance monitor.

   The unmanaged Lipper Mid-Cap Growth Funds Index represents an average of the performance of the largest mid-capitalization growth funds tracked by Lipper Inc.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================   primarily due to different class expenses.
FUND PERFORMANCE
As of 6/30/07                                   The performance data quoted represent
SERIES I SHARES                              past performance and cannot guarantee
Inception (8/22/97)                  7.24%   comparable future results; current
 5 Years                            15.30    performance may be lower or higher. Please
 1 Year                             23.46    contact your variable product issuer or
                                             financial advisor for the most recent
SERIES II SHARES                             month-end variable product performance.
Inception                            6.97%   Performance figures reflect Fund expenses,
 5 Years                            15.00    reinvested distributions and changes in
 1 Year                             23.15    net asset value. Investment return and
==========================================   principal value will fluctuate so that you
                                             may have a gain or loss when you sell
Series II shares' inception date is April    shares.
30, 2004. Returns since that date are
historical. All other returns are the           The total annual Fund operating expense
blended returns of the historical            ratio set forth in the most recent Fund
performance of Series II shares since        prospectus as of the date of this report
their inception and the restated             for Series I and Series II shares was
historical performance of Series I shares    1.13% and 1.38%, respectively. The expense
(for periods prior to inception of Series    ratios presented above may vary from the
II shares) adjusted to reflect the Rule      expense ratios presented in other sections
12b-1 fees applicable to Series II shares.   of this report that are based on expenses
The inception date of Series I shares is     incurred during the period covered by this
August 22, 1997.                             report.

   The performance of the Fund's Series I       AIM V.I. Dynamics Fund, a series
and Series II share classes will differ      portfolio of AIM Variable Insurance Funds,
                                             is currently offered through insurance
                                             companies issuing variable

AIM V.I. Dynamics Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2007


-------------------------------------------------------------
Information Technology                                18.7%
-------------------------------------------------------------
Consumer Discretionary                                17.6
-------------------------------------------------------------
Industrials                                           16.6
-------------------------------------------------------------
Health Care                                           13.7
-------------------------------------------------------------
Financials                                             9.4
-------------------------------------------------------------
Energy                                                 7.9
-------------------------------------------------------------
Telecommunication Services                             5.3
-------------------------------------------------------------
Materials                                              5.0
-------------------------------------------------------------
Consumer Staples                                       2.8
-------------------------------------------------------------
Utilities                                              0.9
-------------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                          2.1
_____________________________________________________________
=============================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)


                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.89%

ADVERTISING-1.99%

Clear Channel Outdoor Holdings, Inc.-Class
  A(a)                                            36,422   $  1,032,199
-----------------------------------------------------------------------
Focus Media Holding Ltd.-ADR (China)(a)           35,309      1,783,105
=======================================================================
                                                              2,815,304
=======================================================================

AEROSPACE & DEFENSE-2.77%

Precision Castparts Corp.                         17,998      2,184,237
-----------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc.-Class A(a)      48,269      1,740,098
=======================================================================
                                                              3,924,335
=======================================================================

AGRICULTURAL PRODUCTS-0.87%

Corn Products International, Inc.                 26,976      1,226,059
=======================================================================

AIR FREIGHT & LOGISTICS-1.08%

UTI Worldwide, Inc.                               56,943      1,525,503
=======================================================================

ALTERNATIVE CARRIERS-1.10%

Level 3 Communications, Inc.(a)                  266,928      1,561,529
=======================================================================

APPAREL RETAIL-2.74%

Abercrombie & Fitch Co.-Class A                   16,446      1,200,229
-----------------------------------------------------------------------
Aeropostale, Inc.(a)                              32,055      1,336,053
-----------------------------------------------------------------------
Ross Stores, Inc.                                 43,664      1,344,851
=======================================================================
                                                              3,881,133
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


APPAREL, ACCESSORIES & LUXURY GOODS-2.89%

Coach, Inc.(a)                                    22,879   $  1,084,236
-----------------------------------------------------------------------
Polo Ralph Lauren Corp.                           16,742      1,642,557
-----------------------------------------------------------------------
Under Armour, Inc.-Class A(a)                     29,837      1,362,059
=======================================================================
                                                              4,088,852
=======================================================================

APPLICATION SOFTWARE-3.86%

Amdocs Ltd.(a)                                    36,573      1,456,337
-----------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                   62,426      1,370,875
-----------------------------------------------------------------------
Citrix Systems, Inc.(a)                           44,958      1,513,736
-----------------------------------------------------------------------
TIBCO Software Inc.(a)                           124,995      1,131,204
=======================================================================
                                                              5,472,152
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.32%

AllianceBernstein Holding L.P.                    14,203      1,236,939
-----------------------------------------------------------------------
American Capital Strategies, Ltd.                 14,980        636,950
=======================================================================
                                                              1,873,889
=======================================================================

BIOTECHNOLOGY-1.47%

Cephalon, Inc.(a)                                 17,000      1,366,630
-----------------------------------------------------------------------
Genzyme Corp.(a)                                  11,100        714,840
=======================================================================
                                                              2,081,470
=======================================================================

BUILDING PRODUCTS-0.41%

NCI Building Systems, Inc.(a)                     11,715        577,901
=======================================================================

AIM V.I. Dynamics Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------

CASINOS & GAMING-2.37%

International Game Technology                     35,299   $  1,401,370
-----------------------------------------------------------------------
Scientific Games Corp.-Class A(a)                 55,883      1,953,111
=======================================================================
                                                              3,354,481
=======================================================================

COMMUNICATIONS EQUIPMENT-1.88%

Comverse Technology, Inc.(a)                      47,050        980,993
-----------------------------------------------------------------------
Riverbed Technology, Inc.(a)                      38,515      1,687,727
=======================================================================
                                                              2,668,720
=======================================================================

COMPUTER HARDWARE-0.52%

NCR Corp.(a)                                      13,906        730,621
=======================================================================

COMPUTER STORAGE & PERIPHERALS-2.45%

Intermec Inc.(a)                                  35,928        909,338
-----------------------------------------------------------------------
Logitech International S.A.
  (Switzerland)(a)(b)                             25,861        685,178
-----------------------------------------------------------------------
Network Appliance, Inc.(a)                        21,137        617,200
-----------------------------------------------------------------------
Qlogic Corp.(a)                                   75,486      1,256,842
=======================================================================
                                                              3,468,558
=======================================================================

CONSTRUCTION & ENGINEERING-2.16%

Foster Wheeler Ltd.(a)                            28,579      3,057,667
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.22%

Joy Global Inc.                                   29,621      1,727,793
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.89%

Fidelity National Information Services, Inc.      24,229      1,315,150
-----------------------------------------------------------------------
VeriFone Holdings, Inc.(a)                        38,631      1,361,743
=======================================================================
                                                              2,676,893
=======================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-3.09%

Corrections Corp. of America(a)                   38,247      2,413,768
-----------------------------------------------------------------------
HIS Inc.-Class A(a)                               42,668      1,962,728
=======================================================================
                                                              4,376,496
=======================================================================

DIVERSIFIED METALS & MINING-0.41%

Titanium Metals Corp.(a)                          18,413        587,375
=======================================================================

DRUG RETAIL-0.97%

Shoppers Drug Mart Corp. (Canada)                 29,636      1,372,996
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.04%

Acuity Brands, Inc.                               22,084      1,331,223
-----------------------------------------------------------------------
Cooper Industries, Ltd.-Class A                   27,384      1,563,353
=======================================================================
                                                              2,894,576
=======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-2.14%

Agilent Technologies, Inc.(a)                     39,908      1,534,064
-----------------------------------------------------------------------
Amphenol Corp.-Class A                            42,054      1,499,225
=======================================================================
                                                              3,033,289
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


FERTILIZERS & AGRICULTURAL CHEMICALS-0.85%

Potash Corp. of Saskatchewan Inc. (Canada)        15,438   $  1,203,701
=======================================================================

GENERAL MERCHANDISE STORES-0.58%

Dollar Tree Stores, Inc.(a)                       19,005        827,668
=======================================================================

HEALTH CARE DISTRIBUTORS-0.89%

Schein (Henry), Inc.(a)                           23,600      1,260,948
=======================================================================

HEALTH CARE EQUIPMENT-2.50%

Gen-Probe Inc.(a)                                 22,000      1,329,240
-----------------------------------------------------------------------
Hologic, Inc.(a)                                  15,100        835,181
-----------------------------------------------------------------------
ResMed Inc.(a)                                    15,300        631,278
-----------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   17,600        748,176
=======================================================================
                                                              3,543,875
=======================================================================

HEALTH CARE FACILITIES-1.13%

Psychiatric Solutions, Inc.(a)                    44,100      1,599,066
=======================================================================

HEALTH CARE SERVICES-0.24%

Express Scripts, Inc.(a)                           6,800        340,068
=======================================================================

HEALTH CARE SUPPLIES-0.55%

Immucor, Inc.(a)                                  28,000        783,160
=======================================================================

HEALTH CARE TECHNOLOGY-1.04%

Allscripts Healthcare Solutions, Inc.(a)          30,800        784,784
-----------------------------------------------------------------------
Cerner Corp.(a)                                   12,500        693,375
=======================================================================
                                                              1,478,159
=======================================================================

HOTELS, RESORTS & CRUISE LINES-1.90%

Hilton Hotels Corp.                               37,407      1,252,012
-----------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         21,386      1,434,359
=======================================================================
                                                              2,686,371
=======================================================================

HOUSEWARES & SPECIALTIES-1.02%

Jarden Corp.(a)                                   33,748      1,451,501
=======================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.37%

Monster Worldwide Inc.(a)                         12,645        519,709
=======================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.92%

KGEN Power Corp. (Acquired 01/12/07; Cost
  $865,032)(a)(c)                                 61,788      1,297,548
=======================================================================

INDUSTRIAL CONGLOMERATES-1.58%

McDermott International, Inc.(a)                  26,896      2,235,595
=======================================================================

INDUSTRIAL MACHINERY-1.10%

Kaydon Corp.                                      29,876      1,557,137
=======================================================================

INTERNET SOFTWARE & SERVICES-0.78%

Digital River, Inc.(a)                            24,331      1,100,978
=======================================================================

AIM V.I. Dynamics Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-1.49%

FBR Capital Markets Corp. (Acquired 07/14/06;
  Cost $690,000)(a)(c)(d)                         46,000   $    699,660
-----------------------------------------------------------------------
Lazard Ltd.-Class A (Bermuda)                     15,800        711,474
-----------------------------------------------------------------------
Schwab (Charles) Corp. (The)                      34,300        703,836
=======================================================================
                                                              2,114,970
=======================================================================

IT CONSULTING & OTHER SERVICES-0.95%

Cognizant Technology Solutions Corp.-Class
  A(a)                                            18,005      1,351,995
=======================================================================

LIFE SCIENCES TOOLS & SERVICES-2.17%

Advanced Magnetics, Inc.(a)                       11,268        655,347
-----------------------------------------------------------------------
Covance Inc.(a)                                   10,200        699,312
-----------------------------------------------------------------------
Pharmaceutical Product Development, Inc.          45,000      1,722,150
=======================================================================
                                                              3,076,809
=======================================================================

MANAGED HEALTH CARE-1.40%

Aveta, Inc. (Acquired 12/21/05-05/22/06; Cost
  $1,300,095)(a)(c)                               90,000        720,000
-----------------------------------------------------------------------
Humana Inc.(a)                                    20,800      1,266,928
=======================================================================
                                                              1,986,928
=======================================================================

MARINE-0.82%

American Commercial Lines Inc.(a)                 44,751      1,165,764
=======================================================================

METAL & GLASS CONTAINERS-2.23%

Crown Holdings, Inc.(a)                           40,816      1,019,175
-----------------------------------------------------------------------
Owens-Illinois, Inc.(a)                           61,130      2,139,550
=======================================================================
                                                              3,158,725
=======================================================================

MORTGAGE REIT'S-1.90%

KKR Financial Holdings LLC                        55,698      1,387,437
-----------------------------------------------------------------------
RAIT Financial Trust                              50,052      1,302,353
=======================================================================
                                                              2,689,790
=======================================================================

OIL & GAS DRILLING-2.01%

ENSCO International Inc.                          33,660      2,053,597
-----------------------------------------------------------------------
Hercules Offshore, Inc.(a)(e)                     24,500        793,310
=======================================================================
                                                              2,846,907
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.41%

Cameron International Corp.(a)                    21,324      1,524,026
-----------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                    18,100      1,886,744
=======================================================================
                                                              3,410,770
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.36%

Carrizo Oil & Gas, Inc.(a)                        13,500        559,845
-----------------------------------------------------------------------
Pioneer Natural Resources Co.                     20,000        974,200
-----------------------------------------------------------------------
Rosetta Resources, Inc.(a)(d)                     14,156        304,920
-----------------------------------------------------------------------
Southwestern Energy Co.(a)                        33,868      1,507,126
=======================================================================
                                                              3,346,091
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


OIL & GAS STORAGE & TRANSPORTATION-1.10%

Williams Cos., Inc. (The)                         49,193   $  1,555,483
=======================================================================

PERSONAL PRODUCTS-0.96%

Bare Escentuals, Inc.(a)                          39,780      1,358,487
=======================================================================

PHARMACEUTICALS-2.31%

Adams Respiratory Therapeutics, Inc.(a)           47,201      1,859,247
-----------------------------------------------------------------------
Shire PLC (United Kingdom)(b)                     57,000      1,412,954
=======================================================================
                                                              3,272,201
=======================================================================

PROPERTY & CASUALTY INSURANCE-0.28%

LandAmerica Financial Group, Inc.                  4,087        394,355
=======================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.98%

CB Richard Ellis Group, Inc.-Class A(a)           50,692      1,850,258
-----------------------------------------------------------------------
Meruelo Maddux Properties, Inc.(a)               117,727        960,652
=======================================================================
                                                              2,810,910
=======================================================================

REGIONAL BANKS-0.78%

Signature Bank(a)                                 32,397      1,104,738
=======================================================================

RESTAURANTS-1.05%

Burger King Holdings Inc.                         56,382      1,485,102
=======================================================================

SEMICONDUCTOR EQUIPMENT-1.58%

KLA-Tencor Corp.                                  12,955        711,877
-----------------------------------------------------------------------
MEMC Electronic Materials, Inc.(a)                24,853      1,519,016
=======================================================================
                                                              2,230,893
=======================================================================

SEMICONDUCTORS-2.67%

Maxim Integrated Products, Inc.                   33,472      1,118,299
-----------------------------------------------------------------------
NVIDIA Corp.(a)                                   31,342      1,294,738
-----------------------------------------------------------------------
ON Semiconductor Corp.(a)                        128,155      1,373,822
=======================================================================
                                                              3,786,859
=======================================================================

SPECIALIZED FINANCE-1.62%

Chicago Mercantile Exchange Holdings
  Inc.-Class A                                     2,136      1,141,393
-----------------------------------------------------------------------
IntercontinentalExchange Inc.(a)                   7,800      1,153,230
=======================================================================
                                                              2,294,623
=======================================================================

SPECIALTY CHEMICALS-0.55%

Wacker Chemie A.G. (Germany)(b)                    3,289        776,698
=======================================================================

SPECIALTY STORES-1.98%

Dick's Sporting Goods, Inc.(a)                    24,127      1,403,468
-----------------------------------------------------------------------
PetSmart, Inc.                                    43,387      1,407,908
=======================================================================
                                                              2,811,376
=======================================================================

STEEL-0.95%

Allegheny Technologies, Inc.                      12,770      1,339,318
=======================================================================

TIRES & RUBBER-1.06%

Goodyear Tire & Rubber Co. (The)(a)               43,376      1,507,750
=======================================================================

AIM V.I. Dynamics Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-4.19%

American Tower Corp.-Class A(a)                   34,632   $  1,454,544
-----------------------------------------------------------------------
Crown Castle International Corp.(a)               39,139      1,419,571
-----------------------------------------------------------------------
Leap Wireless International, Inc.(a)               9,794        827,593
-----------------------------------------------------------------------
NII Holdings Inc.(a)                              27,736      2,239,405
=======================================================================
                                                              5,941,113
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $116,243,993)                         138,681,731
=======================================================================

MONEY MARKET FUNDS-2.04%

Liquid Assets Portfolio-Institutional
  Class(f)                                     1,444,018      1,444,018
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)       1,444,018      1,444,018
=======================================================================
    Total Money Market Funds (Cost
      $2,888,036)                                             2,888,036
=======================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.93% (Cost
  $119,132,029)                                             141,569,767
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-0.31%

Premier Portfolio-Institutional Class (Cost
  $435,641)(f)(g)                                435,641   $    435,641
=======================================================================
TOTAL INVESTMENTS-100.24% (Cost $119,567,670)               142,005,408
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.24)%                          (339,606)
=======================================================================
NET ASSETS-100.00%                                         $141,665,802
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $2,874,830, which represented 2.03% of the Fund's Net Assets. See Note 1A.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2007 was $2,717,208, which represented 1.92% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at June 30, 2007 was $1,004,580, which represented 0.71% of the Fund's Net Assets. See Note 1A.
(e) All or a portion of this security was out on loan at June 30, 2007.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Dynamics Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $116,243,993)*       $138,681,731
-------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $3,323,677)                                 3,323,677
=============================================================
    Total investments (Cost $119,567,670)         142,005,408
=============================================================
Foreign currencies, at value (Cost $3,477)              3,554
-------------------------------------------------------------
Receivables for:
  Investments sold                                  1,025,549
-------------------------------------------------------------
  Fund shares sold                                     11,930
-------------------------------------------------------------
  Dividends                                            81,300
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 16,941
=============================================================
    Total assets                                  143,144,682
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                               254,265
-------------------------------------------------------------
  Investments purchased from affiliates               376,376
-------------------------------------------------------------
  Fund shares reacquired                              263,644
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              24,084
-------------------------------------------------------------
  Collateral upon return of securities loaned         435,641
-------------------------------------------------------------
Accrued administrative services fees                   82,345
-------------------------------------------------------------
Accrued distribution fees -- Series II                      9
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              3,742
-------------------------------------------------------------
Accrued transfer agent fees                             2,389
-------------------------------------------------------------
Accrued operating expenses                             36,385
=============================================================
    Total liabilities                               1,478,880
=============================================================
Net assets applicable to shares outstanding      $141,665,802
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $184,466,136
-------------------------------------------------------------
Undistributed net investment income (loss)           (338,463)
-------------------------------------------------------------
Undistributed net realized gain (loss)            (64,899,701)
-------------------------------------------------------------
Unrealized appreciation                            22,437,830
=============================================================
                                                 $141,665,802
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $141,655,922
_____________________________________________________________
=============================================================
Series II                                        $      9,880
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                            7,236,711
_____________________________________________________________
=============================================================
Series II                                               508.7
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      19.57
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      19.42
_____________________________________________________________
=============================================================

* At June 30, 2007, securities with an aggregate value of $430,719 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of
  $1,464)                                        $   283,177
------------------------------------------------------------
Dividends from affiliated money market funds
  (includes securities lending income of
  $14,687)                                           106,937
============================================================
    Total investment income                          390,114
============================================================

EXPENSES:

Advisory fees                                        477,734
------------------------------------------------------------
Administrative services fees                         183,789
------------------------------------------------------------
Custodian fees                                         7,178
------------------------------------------------------------
Distribution fees -- Series II                            19
------------------------------------------------------------
Transfer agent fees                                    7,317
------------------------------------------------------------
Trustees' and officer's fees and benefits             10,453
------------------------------------------------------------
Other                                                 30,584
============================================================
    Total expenses                                   717,074
============================================================
Less: Fees waived and expense offset
  arrangement                                         (4,394)
============================================================
    Net expenses                                     712,680
============================================================
Net investment income (loss)                        (322,566)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains
    (losses) from securities sold to affiliates
    of $(68,625))                                  7,625,471
------------------------------------------------------------
  Foreign currencies                                  (1,565)
------------------------------------------------------------
  Option contracts written                            32,650
============================================================
                                                   7,656,556
============================================================
Change in net unrealized appreciation of:
  Investment securities                            9,269,455
------------------------------------------------------------
  Foreign currencies                                     102
------------------------------------------------------------
  Option contracts written                             2,018
============================================================
                                                   9,271,575
============================================================
Net realized and unrealized gain                  16,928,131
============================================================
Net increase in net assets resulting from
  operations                                     $16,605,565
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Dynamics Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                  JUNE 30,       DECEMBER 31,
                                                    2007             2006
------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                  $   (322,566)    $   (666,257)
------------------------------------------------------------------------------
  Net realized gain                                7,656,556       20,090,705
------------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation)                                 9,271,575       (3,354,694)
==============================================================================
    Net increase in net assets resulting from
     operations                                   16,605,565       16,069,754
==============================================================================
Share transactions-net:
  Series I                                         4,260,751       (6,931,540)
------------------------------------------------------------------------------
  Series II                                           (6,500)              --
==============================================================================
    Net increase (decrease) in net assets
     resulting from share transactions             4,254,251       (6,931,540)
==============================================================================
    Net increase in net assets                    20,859,816        9,138,214
==============================================================================

NET ASSETS:

  Beginning of period                            120,805,986      111,667,772
==============================================================================
  End of period (including undistributed net
    investment income (loss) of $(338,463) and
    $(15,897), respectively)                    $141,665,802     $120,805,986
______________________________________________________________________________
==============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Dynamics Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Dynamics Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund"). The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term capital growth.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

AIM V.I. Dynamics Fund


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. CALL OPTIONS WRITTEN AND PURCHASED -- The Fund may write and buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or

AIM V.I. Dynamics Fund

     above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

L. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the Fund's average daily net assets.

    Effective July 1, 2007, the Trustees approved a reduced contractual advisory fee schedule for the Fund. Prior to July 1, 2007 AIM had contractually waived advisory fees to the same reduced advisory fee schedule. Under the terms of the investment advisory agreement, the Fund will pay an advisory fee to AIM based on the following annual rates of the Fund's average daily net assets:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.745%
--------------------------------------------------------------------
Next $250 million                                             0.73%
--------------------------------------------------------------------
Next $500 million                                             0.715%
--------------------------------------------------------------------
Next $1.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.685%
--------------------------------------------------------------------
Next $2.5 billion                                             0.67%
--------------------------------------------------------------------
Next $2.5 billion                                             0.655%
--------------------------------------------------------------------
Over $10 billion                                              0.64%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, effective July 1, 2007, AIM has contractually agreed through at least April 30, 2009 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $3,786.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

AIM V.I. Dynamics Fund


    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2007, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $158,994 for services provided by insurance companies.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                      VALUE          PURCHASES         PROCEEDS            VALUE        DIVIDEND
FUND                                                12/31/06          AT COST         FROM SALES         06/30/07        INCOME
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-Institutional Class        $2,966,101       $17,436,461      $(18,958,544)      $1,444,018       $46,242
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class               2,966,101        17,436,461       (18,958,544)       1,444,018        46,008
=================================================================================================================================
  Subtotal                                         $5,932,202       $34,872,922      $(37,917,088)      $2,888,036       $92,250
=================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                      VALUE          PURCHASES         PROCEEDS            VALUE        DIVIDEND
FUND                                                12/31/06          AT COST         FROM SALES         06/30/07        INCOME*
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class              $2,528,752       $41,148,143      $(43,241,254)      $  435,641      $ 14,687
=================================================================================================================================
  Total Investments in Affiliates                  $8,460,954       $76,021,065      $(81,158,342)      $3,323,677      $106,937
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2007, the Fund engaged in securities sales of $430,615, which resulted in net realized gains (losses) of $(68,625), and securities purchases of $701,572.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $608.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to

AIM V.I. Dynamics Fund

fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $2,443 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2007, securities with an aggregate value of $430,719 were on loan to brokers. The loans were secured by cash collateral of $435,641 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2007, the Fund received dividends on cash collateral investments of $14,687 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--OPTION CONTRACTS WRITTEN

                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                              210       $ 36,370
-----------------------------------------------------------------------------------
Closed                                                          (101)       (14,631)
-----------------------------------------------------------------------------------
Expired                                                         (109)       (21,739)
===================================================================================
End of period                                                     --       $     --
___________________________________________________________________________________
===================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

AIM V.I. Dynamics Fund


    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2009                                                $ 1,883,553
-----------------------------------------------------------------------------
December 31, 2010                                                 70,625,929
=============================================================================
Total capital loss carryforward                                  $72,509,482
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $64,335,862 and $57,612,540, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX
                                   BASIS
---------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $25,303,618
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (2,899,276)
===========================================================================
Net unrealized appreciation of investment securities            $22,404,342
___________________________________________________________________________
===========================================================================
Cost of investments for tax purposes is $119,601,066.

NOTE 12--SHARE INFORMATION


                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2007(a)             DECEMBER 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     1,268,436    $ 23,855,741     4,310,698    $ 69,372,528
----------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --            --              --
======================================================================================================================
Reacquired:
  Series I                                                    (1,074,110)    (19,594,990)   (4,826,869)    (76,304,068)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                         (329)         (6,500)           --              --
======================================================================================================================
                                                                 193,997    $  4,254,251      (516,171)   $ (6,931,540)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 72% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM V.I. Dynamics Fund


NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            SERIES I
                               --------------------------------------------------------------------------------------------------
                                SIX MONTHS
                                   ENDED                                     YEAR ENDED DECEMBER 31,
                                 JUNE 30,       ---------------------------------------------------------------------------------
                                   2007             2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  17.15         $  14.77         $  13.34         $  11.77         $   8.54         $  12.54
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                          (0.05)(a)        (0.09)           (0.04)           (0.09)           (0.07)           (0.00)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  2.47             2.47             1.47             1.66             3.30            (4.00)
=================================================================================================================================
    Total from investment
      operations                     2.42             2.38             1.43             1.57             3.23            (4.00)
=================================================================================================================================
Net asset value, end of
  period                         $  19.57         $  17.15         $  14.77         $  13.34         $  11.77         $   8.54
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                     14.11%           16.11%           10.72%           13.34%           37.82%          (31.90)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $141,656         $120,792         $111,655         $123,609         $169,269         $116,135
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements           1.12%(d)         1.12%            1.16%            1.14%            1.14%            1.12%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements           1.13%(d)         1.13%            1.17%            1.14%            1.15%            1.12%
=================================================================================================================================
Ratio of net investment
  income (loss) to average
  net assets                        (0.51)%(d)       (0.51)%          (0.29)%          (0.62)%          (0.70)%          (0.75)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)             46%             142%             110%              64%             129%             110%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.08) for the year ended December 31, 2002.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $128,436,546.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   SERIES II
                                                              ---------------------------------------------------
                                                                                                   APRIL 30, 2004
                                                              SIX MONTHS          YEAR ENDED        (DATE SALES
                                                                ENDED            DECEMBER 31,      COMMENCED) TO
                                                               JUNE 30,        ----------------     DECEMBER 31,
                                                                 2007           2006      2005          2004
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $17.04         $14.71    $13.32        $11.94
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)(a)      (0.12)    (0.07)        (0.07)
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.45           2.45      1.46          1.45
=================================================================================================================
    Total from investment operations                              2.38           2.33      1.39          1.38
=================================================================================================================
Net asset value, end of period                                  $19.42         $17.04    $14.71        $13.32
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                  13.97%         15.84%    10.44%        11.56%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   10         $   14    $   12        $   11
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.37%(c)       1.37%     1.41%         1.40%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.38%(c)       1.38%     1.42%         1.40%(d)
=================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.76)%(c)     (0.76)%   (0.54)%       (0.88)%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                          46%           142%      110%           64%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $14,906.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM V.I. Dynamics Fund


NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM V.I. Dynamics Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information about   actual ending account balance or expenses
ongoing costs, including management fees;    actual account values and actual expenses.   you paid for the period. You may use this
distribution and/or service (12b-1) fees;    You may use the information in this table,   information to compare the ongoing costs
and other Fund expenses. This example is     together with the amount you invested, to    of investing in the Fund and other funds.
intended to help you understand your         estimate the expenses that you paid over     To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   the period. Simply divide your account       example with the 5% hypothetical examples
the Fund and to compare these costs with     value by $1,000 (for example, an $8,600      that appear in the shareholder reports of
ongoing costs of investing in other mutual   account value divided by $1,000 = 8.6),      the other funds.
funds. The example is based on an            then multiply the result by the number in
investment of $1,000 invested at the         the table under the heading entitled            Please note that the expenses shown in
beginning of the period and held for the     "Actual Expenses Paid During Period" to      the table are meant to highlight your
entire period January 1, 2007, through       estimate the expenses you paid on your       ongoing costs. Therefore, the hypothetical
June 30, 2007.                               account during this period.                  information is useful in comparing ongoing
                                                                                          costs, and will not help you determine the
   The actual and hypothetical expenses in   HYPOTHETICAL EXAMPLE FOR COMPARISON          relative total costs of owning different
the examples below do not represent the      PURPOSES                                     funds.
effect of any fees or other expenses
assessed in connection with a variable       The table below also provides information
product; if they did, the expenses shown     about hypothetical account values and
would be higher while the ending account     hypothetical expenses based on the Fund's
values shown would be lower.                 actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

Series I           $1,000.00            $1,141.70             $5.95              $1,019.24             $5.61              1.12%
Series II           1,000.00             1,139.70              7.27               1,018.00              6.85              1.37

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. Dynamics Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     mendations and makes its own                 A. NATURE, EXTENT AND QUALITY OF SERVICES
Variable Insurance Funds is required under   recommendations regarding the performance,      PROVIDED BY AIM
the Investment Company Act of 1940 to        fees and expenses of the AIM Funds to the
approve annually the renewal of the AIM      full Board. Moreover, the Investments        The Board reviewed the advisory services
V.I. Dynamics Fund (the Fund) investment     Committee considers each Sub-Committee's     provided to the Fund by AIM under the
advisory agreement with A I M Advisors,      recommendations in making its annual         Fund's advisory agreement, the performance
Inc. (AIM). During contract renewal          recommendation to the Board whether to       of AIM in providing these services, and
meetings held on June 25-27, 2007, the       approve the continuance of each AIM Fund's   the credentials and experience of the
Board as a whole and the disinterested or    investment advisory agreement and            officers and employees of AIM who provide
"independent" Trustees, voting separately,   sub-advisory agreement, if applicable        these services. The Board's review of the
approved the continuance of the Fund's       (advisory agreements), for another year.     qualifications of AIM to provide these
investment advisory agreement for another                                                 services included the Board's
year, effective July 1, 2007. In doing so,      The independent Trustees, as mentioned    consideration of AIM's portfolio and
the Board determined that the Fund's         above, are assisted in their annual          product review process, various back
advisory agreement is in the best            evaluation of the advisory agreements by     office support functions provided by AIM,
interests of the Fund and its shareholders   the independent Senior Officer. One          and AIM's equity and fixed income trading
and that the compensation to AIM under the   responsibility of the Senior Officer is to   operations. The Board concluded that the
Fund's advisory agreement is fair and        manage the process by which the AIM Funds'   nature, extent and quality of the advisory
reasonable.                                  proposed management fees are negotiated      services provided to the Fund by AIM were
                                             during the annual contract renewal process   appropriate and that AIM currently is
   The independent Trustees met separately   to ensure that they are negotiated in a      providing satisfactory advisory services
during their evaluation of the Fund's        manner which is at arms' length and          in accordance with the terms of the Fund's
investment advisory agreement with           reasonable. Accordingly, the Senior          advisory agreement. In addition, based on
independent legal counsel from whom they     Officer must either supervise a              their ongoing meetings throughout the year
received independent legal advice, and the   competitive bidding process or prepare an    with the Fund's portfolio managers, the
independent Trustees also received           independent written evaluation. The Senior   Board concluded that these individuals are
assistance during their deliberations from   Officer has recommended that an              competent and able to continue to carry
the independent Senior Officer, a            independent written evaluation be provided   out their responsibilities under the
full-time officer of the AIM Funds who       and, upon the direction of the Board, has    Fund's advisory agreement.
reports directly to the independent          prepared an independent written
Trustees. The following discussion more      evaluation.                                     In determining whether to continue the
fully describes the process employed by                                                   Fund's advisory agreement, the Board
the Board to evaluate the performance of        During the annual contract renewal        considered the prior relationship between
the AIM Funds (including the Fund)           process, the Board considered the factors    AIM and the Fund, as well as the Board's
throughout the year and, more                discussed below under the heading "Factors   knowledge of AIM's operations, and
specifically, during the annual contract     and Conclusions and Summary of Independent   concluded that it was beneficial to
renewal meetings.                            Written Fee Evaluation" in evaluating the    maintain the current relationship, in
                                             fairness and reasonableness of the Fund's    part, because of such knowledge. The Board
THE BOARD'S FUND EVALUATION PROCESS          advisory agreement at the contract renewal   also considered the steps that AIM and its
                                             meetings and at their meetings throughout    affiliates have taken over the last
The Board's Investments Committee has        the year as part of their ongoing            several years to improve the quality and
established three Sub-Committees which are   oversight of the Fund. The Fund's advisory   efficiency of the services they provide to
responsible for overseeing the management    agreement was considered separately,         the Funds in the areas of investment
of a number of the series portfolios of      although the Board also considered the       performance, product line diversification,
the AIM Funds. This Sub-Committee            common interests of all of the AIM Funds     distribution, fund operations, shareholder
structure permits the Trustees to focus on   in their deliberations. The Board            services and compliance. The Board
the performance of the AIM Funds that have   comprehensively considered all of the        concluded that the quality and efficiency
been assigned to them. The Sub-Committees    information provided to them and did not     of the services AIM and its affiliates
meet throughout the year to review the       identify any particular factor that was      provide to the AIM Funds in each of these
performance of their assigned funds, and     controlling. Furthermore, each Trustee may   areas have generally improved, and support
the Sub-Committees review monthly and        have evaluated the information provided      the Board's approval of the continuance of
quarterly comparative performance            differently from one another and             the Fund's advisory agreement.
information and periodic asset flow data     attributed different weight to the various
for their assigned funds. These materials    factors. The Trustees recognized that the    B. FUND PERFORMANCE
are prepared under the direction and         advisory arrangements and resulting
supervision of the independent Senior        advisory fees for the Fund and the other     The Board compared the Fund's
Officer. Over the course of each year, the   AIM Funds are the result of years of         performance during the past one, three and
Sub-Committees meet with portfolio           review and negotiation between the           five calendar years to the performance of
managers for their assigned funds and        Trustees and AIM, that the Trustees may      funds in the Fund's Lipper peer group that
other members of management and review       focus to a greater extent on certain         are not managed by AIM, and against the
with these individuals the performance,      aspects of these arrangements in some        performance of all funds in the Lipper
investment objective(s), policies,           years than others, and that the Trustees'    Variable Annuity Underlying Funds -
strategies and limitations of these funds.   deliberations and conclusions in a           Mid-Cap Growth Index. The Board also
                                             particular year may be based in part on      reviewed the methodology used by Lipper to
   In addition to their meetings             their deliberations and conclusions of       identify the Fund's peers. The Board noted
throughout the year, the Sub-Committees      these same arrangements throughout the       that the Fund's performance was above the
meet at designated contract renewal          year and in prior years.                     median performance of its peers for the
meetings each year to conduct an in-depth                                                 one and three year periods, and comparable
review of the performance, fees and          FACTORS AND CONCLUSIONS AND SUMMARY OF       to such performance for the five year
expenses of their assigned funds. During     INDEPENDENT WRITTEN FEE EVALUATION           period. The Board noted that the Fund's
the contract renewal process, the Trustees                                                performance was above the performance of
receive comparative performance and fee      The discussion below serves as a summary     the Index for the one and three year
data regarding all the AIM Funds prepared    of the Senior Officer's independent          periods, and comparable to such Index for
by an independent company, Lipper, Inc.,     written evaluation, as well as a             the five year period. The Board also
under the direction and supervision of the   discussion of the material factors and       considered the steps AIM has taken over
independent Senior Officer who also          related conclusions that formed the basis    the last several years to improve the
prepares a separate analysis of this         for the Board's approval of the Fund's       quality and efficiency of the services
information for the Trustees. Each           advisory agreement. Unless otherwise         that AIM provides to the AIM Funds. The
Sub-Committee then makes recommendations     stated, information set forth below is as    Board concluded that AIM continues to be
to the Investments Committee regarding the   of June 27, 2007 and does not reflect any    responsive to the Board's focus on fund
performance, fees and expenses of their      changes that may have occurred since that    performance. Although the independent
assigned funds. The Investments Committee    date, including but not limited to changes   written evaluation of the Fund's Senior
considers each Sub-Committee's               to the Fund's performance, advisory fees,    Officer (discussed below) only considered
recom-                                       expense limitations and/or fee waivers.      Fund performance

                                                                                                                         (continued)

AIM V.I. Dynamics Fund

through the most recent calendar year, the   whether to implement any fee waivers for     bidding process. In determining whether to
Board also reviewed more recent Fund         the Fund.                                    continue the Fund's advisory agreement,
performance and this review did not change                                                the Board considered the Senior Officer's
their conclusions.                              After taking account of the Fund's        written evaluation.
                                             contractual advisory fee rate, as well as
C. ADVISORY FEES AND FEE WAIVERS             the comparative advisory fee information     G. COLLATERAL BENEFITS TO AIM AND ITS
                                             and the expense limitation discussed            AFFILIATES
The Board compared the Fund's contractual    above, the Board concluded that the Fund's
advisory fee rate to the contractual         advisory fees were fair and reasonable.      The Board considered various other
advisory fee rates of funds in the Fund's                                                 benefits received by AIM and its
Lipper peer group that are not managed by    D. ECONOMIES OF SCALE AND BREAKPOINTS        affiliates resulting from AIM's
AIM, at a common asset level and as of the                                                relationship with the Fund, including the
end of the past calendar year. The Board     The Board considered the extent to which     fees received by AIM and its affiliates
noted that the Fund's advisory fee rate      there are economies of scale in AIM's        for their provision of administrative,
was comparable to the median advisory fee    provision of advisory services to the        transfer agency and distribution services
rate of its peers. The Board also reviewed   Fund. The Board also considered whether      to the Fund. The Board considered the
the methodology used by Lipper and noted     the Fund benefits from such economies of     performance of AIM and its affiliates in
that the contractual fee rates shown by      scale through contractual breakpoints in     providing these services and the
Lipper include any applicable long-term      the Fund's advisory fee schedule or          organizational structure employed by AIM
contractual fee waivers. The Board also      through advisory fee waivers or expense      and its affiliates to provide these
compared the Fund's contractual advisory     limitations. The Board noted that the        services. The Board also considered that
fee rate to the contractual advisory fee     Fund's contractual advisory fee schedule     these services are provided to the Fund
rates of other clients of AIM and its        currently does not include any breakpoints   pursuant to written contracts which are
affiliates with investment strategies        but that the amendment to the Fund's         reviewed and approved on an annual basis
comparable to those of the Fund, including   contractual advisory fee schedule            by the Board. The Board concluded that AIM
three mutual funds advised by AIM, one       discussed above provides for seven           and its affiliates were providing these
mutual fund sub-advised by an AIM            breakpoints. Based on this information,      services in a satisfactory manner and in
affiliate, and one offshore fund advised     the Board concluded that the Fund's          accordance with the terms of their
and sub-advised by AIM affiliates. The       advisory fees will appropriately reflect     contracts, and were qualified to continue
Board noted that the Fund's rate was: (i)    economies of scale upon the Board's          to provide these services to the Fund.
above the rates for two of the mutual        approval of the amendment to the Fund's
funds and the same as the rate for the       contractual advisory fee schedule. The          The Board considered the benefits
third mutual fund; (ii) above the            Board also noted that the Fund shares        realized by AIM as a result of portfolio
sub-advisory fee rate for the sub-advised    directly in economies of scale through       brokerage transactions executed through
mutual fund, although the advisory fee       lower fees charged by third party service    "soft dollar" arrangements. Under these
rate for such sub-advised mutual fund was    providers based on the combined size of      arrangements, portfolio brokerage
comparable to the Fund's; and (iii) below    all of the AIM Funds and affiliates.         commissions paid by the Fund and/or other
the advisory fee rate for the offshore                                                    funds advised by AIM are used to pay for
fund.                                        E. PROFITABILITY AND FINANCIAL RESOURCES     research and execution services. The Board
                                                OF AIM                                    noted that soft dollar arrangements shift
   The Board noted that AIM has                                                           the payment obligation for the research
contractually agreed to waive fees and/or    The Board reviewed information from AIM      and executions services from AIM to the
limit expenses of the Fund through at least  concerning the costs of the advisory and     funds and therefore may reduce AIM's
April 30, 2009 in an amount necessary to     other services that AIM and its affiliates   expenses. The Board also noted that
limit total annual operating expenses to a   provide to the Fund and the profitability    research obtained through soft dollar
specified percentage of average daily net    of AIM and its affiliates in providing       arrangements may be used by AIM in making
assets for each class of the Fund. The       these services. The Board also reviewed      investment decisions for the Fund and may
Board considered the contractual nature of   information concerning the financial         therefore benefit Fund shareholders. The
this fee waiver and noted that it remains    condition of AIM and its affiliates. The     Board concluded that AIM's soft dollar
in effect until at least April 30, 2009.     Board also reviewed with AIM the             arrangements were appropriate. The Board
The Board reviewed the Fund's effective      methodology used to prepare the              also concluded that, based on their review
advisory fee rate, after taking account of   profitability information. The Board         and representations made by AIM, these
this expense limitation, and considered the  considered the overall profitability of      arrangements were consistent with
effect this expense limitation would have    AIM, as well as the profitability of AIM     regulatory requirements.
on the Fund's estimated total expenses. The  in connection with managing the Fund. The
Board concluded that the levels of fee       Board noted that AIM continues to operate       The Board considered the fact that the
waivers/expense limitations for the Fund     at a net profit, although increased          Fund's uninvested cash and cash collateral
were fair and reasonable.                    expenses in recent years have reduced the    from any securities lending arrangements
                                             profitability of AIM and its affiliates.     may be invested in money market funds
   The Board noted that AIM has not          The Board concluded that the Fund's          advised by AIM pursuant to procedures
proposed any advisory fee waivers for the    advisory fees were fair and reasonable,      approved by the Board. The Board noted
Fund. However, the Board also noted that     and that the level of profits realized by    that AIM will receive advisory fees from
AIM has recommended that the Board approve   AIM and its affiliates from providing        these affiliated money market funds
an amendment to the Fund's contractual       services to the Fund was not excessive in    attributable to such investments, although
advisory fee schedule that would implement   light of the nature, quality and extent of   AIM has contractually agreed to waive the
the contractual advisory fee waiver that     the services provided. The Board             advisory fees payable by the Fund with
had been formerly committed to by AIM,       considered whether AIM is financially        respect to its investment of uninvested
which waiver provided for lower effective    sound and has the resources necessary to     cash in these affiliated money market
fee rates at all asset levels than the       perform its obligations under the Fund's     funds through at least April 30, 2009. The
Fund's current contractual advisory fee      advisory agreement, and concluded that AIM   Board considered the contractual nature of
schedule. The Board noted that AIM's         has the financial resources necessary to     this fee waiver and noted that it remains
recommendation was made in response to the   fulfill these obligations.                   in effect until at least April 30, 2009.
recommendation of the independent Senior                                                  The Board concluded that the Fund's
Officer that AIM consider whether the        F. INDEPENDENT WRITTEN EVALUATION OF THE     investment of uninvested cash and cash
advisory fee waivers for certain equity AIM     FUND'S SENIOR OFFICER                     collateral from any securities lending
Funds, including the Fund, should be                                                      arrangements in the affiliated money
simplified. The Board concluded that it      The Board noted that, upon their             market funds is in the best interests of
would be appropriate to approve the          direction, the Senior Officer of the Fund,   the Fund and its shareholders.
proposed amendment to the Fund's             who is independent of AIM and AIM's
contractual advisory fee schedule and that   affiliates, had prepared an independent
it was not necessary at this time to         written evaluation to assist the Board in
discuss with AIM                             determining the reasonableness of the
                                             proposed management fees of the AIM Funds,
                                             including the Fund. The Board noted that
                                             they had relied upon the Senior Officer's
                                             written evaluation instead of a
                                             competitive

                        AIM V.I. Financial Services Fund
                Semiannual Report to Shareholders o June 30, 2007

SECTOR EQUITY

Sectors

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


  [AIM INVESTMENTS LOGO]             Unless otherwise noted, all data in this
-- REGISTERED TRADEMARK --           report are from A I M Management Group Inc.

                                     THIS REPORT MUST BE ACCOMPANIED OR PRECEDED
                                     BY A CURRENTLY EFFECTIVE FUND PROSPECTUS
                                     AND VARIABLE PRODUCT PROSPECTUS, WHICH
                                     CONTAIN MORE COMPLETE INFORMATION,
                                     INCLUDING SALES CHARGES AND EXPENSES.
                                     INVESTORS SHOULD READ EACH CAREFULLY BEFORE
                                     INVESTING.

                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. Financial Services Fund

Fund performance                                                                             AIM V.I. Financial Services Fund, a
=======================================================================================   series portfolio of AIM Variable Insurance
PERFORMANCE SUMMARY                                                                       Funds, is currently offered through
                                                                                          insurance companies issuing variable
FUND VS. INDEXES                                                                          products. You cannot purchase shares of
                                                                                          the Fund directly. Performance figures
Cumulative total returns, 12/31/06-6/30/07, excluding variable product issuer charges.    given represent the Fund and are not
If variable product issuer charges were included, returns would be lower.                 intended to reflect actual variable
                                                                                          product values. They do not reflect sales
Series I Shares                                                                   0.29%   charges, expenses and fees assessed in
Series II Shares                                                                  0.11    connection with a variable product. Sales
S&P 500 Index(1) (Broad Market Index)                                             6.96    charges, expenses and fees, which are
S&P 500 Financials Index(1) (Style-Specific Index)                               -0.79    determined by the variable product
Lipper VUF Financial Services Funds Category Average(1) (Peer Group Index)        1.05    issuers, will vary and will lower the
Lipper Financial Services Funds Index(1) (Former Peer Group Index)               -0.20    total return.

Source: (1) Lipper Inc.                                                                      Per NASD requirements, the most recent
                                                                                          month-end performance data at the Fund
The unmanaged S&P 500 -- REGISTERED TRADEMARK -- Index is an index of common stocks       level, excluding variable product charges,
frequently used as a general measure of U.S. stock market performance.                    is available on the AIM automated
                                                                                          information line, 866-702-4402. As
   The S&P 500 Financials Index is a market capitalization weighted index of              mentioned above, for the most recent
companies involved in activities such as banking, consumer finance, investment banking    month-end performance including variable
and brokerage, asset management, insurance and investment, and real estate, including     product charges, please contact your
REITs.                                                                                    variable product issuer or financial
                                                                                          advisor.
   The Fund has elected to use the Lipper Variable Underlying Funds (VUF) Financial
Services Funds Category Average as its peer group instead of the Lipper Financial
Services Funds Index. In 2006, Lipper began publishing VUF indexes, allowing the Fund to be compared with the Lipper VUF Financial Services Funds Category Average. The
unmanaged Lipper VUF Financial Services Funds Category Average represents the average of all the variable insurance underlying financial services funds tracked by Lipper
Inc. Lipper Inc. is an independent mutual fund performance monitor.

   The unmanaged Lipper Financial Services Funds Index represents an average of the largest financial-services funds tracked by Lipper Inc.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================      The performance of the Fund's Series I
FUND PERFORMANCE                             and Series II share classes will differ
As of 6/30/07                                primarily due to different class expenses.
SERIES I SHARES
Inception (9/20/99)                  8.23%      The performance data quoted represent
 5 Years                             9.03    past performance and cannot guarantee
 1 Year                             15.49    comparable future results; current
                                             performance may be lower or higher. Please
SERIES II SHARES                             contact your variable product issuer or
Inception                            7.96%   financial advisor for the most recent
 5 Years                             8.76    month-end variable product performance.
 1 Year                             15.14    Performance figures reflect Fund expenses,
==========================================   reinvested distributions and changes in
                                             net asset value. Investment return and
Series II shares' inception date is April    principal value will fluctuate so that you
30, 2004. Returns since that date are        may have a gain or loss when you sell
historical. All other returns are the        shares.
blended returns of the historical
performance of Series II shares since           The total annual Fund operating expense
their inception and the restated             ratio set forth in the most recent Fund
historical performance of Series I shares    prospectus as of the date of this report
(for periods prior to inception of Series    for Series I and Series II shares was
II shares) adjusted to reflect the Rule      1.13% and 1.38%, respectively. The expense
12b-1 fees applicable to Series II shares.   ratios presented above may vary from the
The inception date of Series I shares is     expense ratios presented in other sections
September 20, 1999.                          of this report that are based on expenses
                                             incurred during the period covered by this
                                             report.

AIM V.I. Financial Services Fund

PORTFOLIO COMPOSITION*

By industry, based on Net Assets
as of June 30, 2007


----------------------------------------------------------
Other Diversified Financial Services               15.9%
----------------------------------------------------------
Thrifts & Mortgage Finance                         12.2
----------------------------------------------------------
Investment Banking & Brokerage                     10.6
----------------------------------------------------------
Asset Management & Custody Banks                   10.5
----------------------------------------------------------
Insurance Brokers                                   8.8
----------------------------------------------------------
Property & Casualty Insurance                       8.1
----------------------------------------------------------
Regional Banks                                      7.9
----------------------------------------------------------
Multi-Line Insurance                                6.4
----------------------------------------------------------
Consumer Finance                                    5.9
----------------------------------------------------------
Diversified Banks                                   5.6
----------------------------------------------------------
Diversified Capital Markets                         2.3
----------------------------------------------------------
Life & Health Insurance                             1.8
----------------------------------------------------------
Specialized Consumer Services                       1.8
----------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                       2.2
__________________________________________________________
==========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)

                                                SHARES       VALUE
----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.81%

ASSET MANAGEMENT & CUSTODY BANKS-10.49%

Bank of New York Mellon Corp.                   133,128   $  5,516,824
----------------------------------------------------------------------
Blackstone Group L.P. (The)(a)                   23,972        701,661
----------------------------------------------------------------------
FBR Capital Markets Corp.(a)                     45,711        772,516
----------------------------------------------------------------------
Federated Investors, Inc.-Class B               107,201      4,109,014
----------------------------------------------------------------------
State Street Corp.                               32,832      2,245,709
======================================================================
                                                            13,345,724
======================================================================

CONSUMER FINANCE-5.92%

Capital One Financial Corp.                      96,010      7,531,024
======================================================================

DIVERSIFIED BANKS-5.64%

U.S. Bancorp                                     89,642      2,953,704
----------------------------------------------------------------------
Wachovia Corp.                                   82,299      4,217,824
======================================================================
                                                             7,171,528
======================================================================

DIVERSIFIED CAPITAL MARKETS-2.30%

UBS A.G.-(Switzerland)                           48,724      2,923,927
======================================================================

INSURANCE BROKERS-8.81%

AON Corp.                                        75,365      3,211,303
----------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                     189,812      5,861,394
----------------------------------------------------------------------
National Financial Partners Corp.                46,203      2,139,661
======================================================================
                                                            11,212,358
======================================================================

                                                SHARES       VALUE
----------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-10.60%

Merrill Lynch & Co., Inc.                        88,407   $  7,389,057
----------------------------------------------------------------------
Morgan Stanley                                   72,610      6,090,527
======================================================================
                                                            13,479,584
======================================================================

LIFE & HEALTH INSURANCE-1.77%

Prudential Financial, Inc.                        9,920        964,522
----------------------------------------------------------------------
StanCorp Financial Group, Inc.                   24,563      1,289,066
======================================================================
                                                             2,253,588
======================================================================

MULTI-LINE INSURANCE-6.36%

American International Group, Inc.               22,677      1,588,070
----------------------------------------------------------------------
Genworth Financial Inc.-Class A                  49,257      1,694,441
----------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)    48,850      4,812,214
======================================================================
                                                             8,094,725
======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-15.92%

Bank of America Corp.                            91,576      4,477,151
----------------------------------------------------------------------
Citigroup Inc.                                  165,829      8,505,369
----------------------------------------------------------------------
JPMorgan Chase & Co.                            150,102      7,272,442
======================================================================
                                                            20,254,962
======================================================================

AIM V.I. Financial Services Fund

                                                SHARES       VALUE
----------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-8.13%

ACE Ltd.                                         74,187   $  4,638,171
----------------------------------------------------------------------
MBIA Inc.                                        53,193      3,309,668
----------------------------------------------------------------------
Security Capital Assurance Ltd.                  77,487      2,392,024
======================================================================
                                                            10,339,863
======================================================================

REGIONAL BANKS-7.89%

Fifth Third Bancorp                             134,155      5,335,344
----------------------------------------------------------------------
Popular, Inc.                                    83,280      1,338,310
----------------------------------------------------------------------
SunTrust Banks, Inc.                             24,889      2,133,983
----------------------------------------------------------------------
Zions Bancorp                                    15,919      1,224,330
======================================================================
                                                            10,031,967
======================================================================

SPECIALIZED CONSUMER SERVICES-1.80%

H&R Block, Inc.                                  97,790      2,285,352
======================================================================

                                                SHARES       VALUE
----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-12.18%

Fannie Mae                                      142,788   $  9,328,340
----------------------------------------------------------------------
Freddie Mac                                      74,553      4,525,367
----------------------------------------------------------------------
Hudson City Bancorp, Inc.                       134,176      1,639,631
======================================================================
                                                            15,493,338
======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $98,379,710)                         124,417,940
======================================================================

MONEY MARKET FUNDS-0.24%

Liquid Assets Portfolio-Institutional
  Class(b)                                      151,537        151,537
----------------------------------------------------------------------
Premier Portfolio-Institutional Class(b)        151,537        151,537
======================================================================
    Total Money Market Funds (Cost $303,074)                   303,074
======================================================================
TOTAL INVESTMENTS-98.05% (Cost $98,682,784)                124,721,014
======================================================================
OTHER ASSETS LESS LIABILITIES-1.95%                          2,479,031
======================================================================
NET ASSETS-100.00%                                        $127,200,045
______________________________________________________________________
======================================================================

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Financial Services Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $98,379,710)         $124,417,940
-------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $303,074)                                     303,074
=============================================================
     Total Investments (Cost $98,682,784)         124,721,014
=============================================================
Foreign currencies, at value (Cost $35,858)            36,153
-------------------------------------------------------------
Receivables for:
  Investments sold                                  2,668,511
-------------------------------------------------------------
  Fund shares sold                                      8,276
-------------------------------------------------------------
  Dividends                                           217,684
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 18,003
-------------------------------------------------------------
Other assets                                            1,450
=============================================================
     Total assets                                 127,671,091
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                               238,138
-------------------------------------------------------------
  Fund shares reacquired                               89,050
-------------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                             27,655
-------------------------------------------------------------
Accrued administrative services fees                   84,513
-------------------------------------------------------------
Accrued distribution fees -- Series II                  2,073
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              3,881
-------------------------------------------------------------
Accrued transfer agent fees                               980
-------------------------------------------------------------
Accrued operating expenses                             24,756
=============================================================
     Total liabilities                                471,046
=============================================================
Net assets applicable to shares outstanding      $127,200,045
_____________________________________________________________
=============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                    $ 87,634,732
-------------------------------------------------------------
Undistributed net investment income                 2,897,916
-------------------------------------------------------------
Undistributed net realized gain                    10,619,352
-------------------------------------------------------------
Unrealized appreciation                            26,048,045
=============================================================
                                                 $127,200,045
_____________________________________________________________
=============================================================


NET ASSETS:

Series I                                         $123,849,210
_____________________________________________________________
=============================================================
Series II                                        $  3,350,835
_____________________________________________________________
=============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                            7,094,741
_____________________________________________________________
=============================================================
Series II                                             193,150
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      17.46
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      17.35
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of
  $31,135)                                        $1,646,337
------------------------------------------------------------
Dividends from affiliated money market funds         109,485
============================================================
     Total investment income                       1,755,822
============================================================

EXPENSES:

Advisory fees                                        518,650
------------------------------------------------------------
Administrative services fees                         197,551
------------------------------------------------------------
Custodian fees                                         2,710
------------------------------------------------------------
Distribution fees -- Series II                         3,502
------------------------------------------------------------
Transfer agent fees                                    4,483
------------------------------------------------------------
Trustees' and officer's fees and benefits             10,923
------------------------------------------------------------
Other                                                 16,877
============================================================
     Total expenses                                  754,696
============================================================
Less: Fees waived                                       (963)
============================================================
     Net expenses                                    753,733
============================================================
Net investment income                              1,002,089
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities                            4,394,432
------------------------------------------------------------
  Foreign currencies                                     816
============================================================
                                                   4,395,248
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (5,116,107)
------------------------------------------------------------
  Foreign currencies                                   9,897
============================================================
                                                  (5,106,210)
============================================================
Net realized and unrealized gain (loss)             (710,962)
============================================================
Net increase in net assets resulting from
  operations                                      $  291,127
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Financial Services Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                  JUNE 30,       DECEMBER 31,
                                                    2007             2006
------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                         $  1,002,089     $  1,919,264
------------------------------------------------------------------------------
  Net realized gain                                4,395,248        7,599,322
------------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation)                                (5,106,210)      10,902,597
==============================================================================
    Net increase in net assets resulting from
     operations                                      291,127       20,421,183
==============================================================================
Distributions to shareholders from net
  investment income:
  Series I                                                --       (2,166,144)
------------------------------------------------------------------------------
  Series II                                               --          (20,378)
==============================================================================
    Total distributions from net investment
     income                                               --       (2,186,522)
==============================================================================
Distributions to shareholders from net
  realized gains:
  Series I                                                --         (834,392)
------------------------------------------------------------------------------
  Series II                                               --           (7,888)
==============================================================================
    Total distributions from net realized
     gains                                                --         (842,280)
==============================================================================
    Decrease in net assets resulting from
     distributions                                        --       (3,028,802)
==============================================================================
Share transactions-net:
  Series I                                       (22,522,025)     (12,475,511)
------------------------------------------------------------------------------
  Series II                                        1,674,764        1,586,646
==============================================================================
    Net increase (decrease) in net assets
     resulting from share transactions           (20,847,261)     (10,888,865)
==============================================================================
    Net increase (decrease) in net assets        (20,556,134)       6,503,516
==============================================================================

NET ASSETS:

  Beginning of period                            147,756,179      141,252,663
==============================================================================
  End of period (including undistributed net
    investment income of $2,897,916 and
    $1,895,827, respectively)                   $127,200,045     $147,756,179
______________________________________________________________________________
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Financial Services Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund"). The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is capital growth.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

AIM V.I. Financial Services Fund


       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

AIM V.I. Financial Services Fund

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.   RISKS INVOLVED IN INVESTING IN THE FUND -- Single
     Sector/Non-Diversified -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment agreement with A I M Advisors, Inc. ("AIM). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the Fund's average daily net assets.

    Effective July 1, 2007, the Trustees approved a reduced contractual advisory fee schedule for the Fund. Prior to July 1, 2007, AIM had contractually waived advisory fees to the same reduced advisory fee schedule. Under the terms of the investment advisory agreement, the Fund will pay an advisory fee to AIM based on the following annual rates of the Fund's average daily net assets:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset custodian expenses. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

AIM V.I. Financial Services Fund


    Further, effective July 1, 2007, AIM has contractually agreed through at least April 30, 2009 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $963.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2007, AIM was paid $24,794 for accounting and fund administrative services and reimbursed $172,757 for services provided by insurance companies.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                                                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND                                              12/31/2006         AT COST          FROM SALES        06/30/2007       INCOME
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-Institutional Class       $ 5,826,336      $ 6,500,074       $(12,174,873)       $151,537       $ 54,894
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class               5,826,337        6,500,074        (12,174,874)        151,537         54,591
=================================================================================================================================
  Total Investments in Affiliates                 $11,652,673      $13,000,148       $(24,349,747)       $303,074       $109,485
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $2,474 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the

AIM V.I. Financial Services Fund

credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2006.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $4,874,012 and $17,755,249, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $27,288,010
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,170,087)
===============================================================================
Net unrealized appreciation of investment securities               $25,117,923
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $99,603,091.

NOTE 8--SHARE INFORMATION


                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2007(a)             DECEMBER 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                       421,929    $  7,351,334     1,717,516    $ 28,153,085
----------------------------------------------------------------------------------------------------------------------
  Series II                                                      134,951       2,345,287        94,756       1,577,115
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --       175,405       3,000,536
----------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --         1,660          28,266
======================================================================================================================
Reacquired:
  Series I                                                    (1,716,730)    (29,873,359)   (2,756,103)    (43,629,132)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                      (37,870)       (670,523)       (1,101)        (18,735)
======================================================================================================================
                                                              (1,197,720)   $(20,847,261)     (767,867)   $(10,888,865)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 81% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM V.I. Financial Services Fund


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                   SERIES I
                                              -----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                                YEAR ENDED DECEMBER 31,
                                              JUNE 30,           ----------------------------------------------------------------
                                                2007               2006            2005            2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  17.41          $  15.26        $  14.61        $  13.54    $  10.50    $  12.42
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.13(a)           0.23(a)         0.19(a)         0.15        0.08        0.08
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      (0.08)             2.28            0.66            1.02        3.02       (1.93)
=================================================================================================================================
    Total from investment operations               0.05              2.51            0.85            1.17        3.10       (1.85)
=================================================================================================================================
Less distributions:
  Dividends from net investment income               --             (0.26)          (0.20)          (0.10)      (0.06)      (0.07)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              --             (0.10)             --              --          --          --
=================================================================================================================================
    Total distributions                              --             (0.36)          (0.20)          (0.10)      (0.06)      (0.07)
=================================================================================================================================
Net asset value, end of period                 $  17.46          $  17.41        $  15.26        $  14.61    $  13.54    $  10.50
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                    0.29%            16.52%           5.84%           8.68%      29.58%     (14.90)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $123,849          $146,092        $141,241        $203,879    $210,352    $142,403
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets            1.09%(c)          1.12%           1.12%           1.12%       1.09%       1.09%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                       1.45%(c)          1.44%           1.30%           0.89%       0.87%       0.57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                            4%               14%             22%             67%         65%         72%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $136,627,981.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                        SERIES II
                                                              -------------------------------------------------------------
                                                                                                             APRIL 30, 2004
                                                              SIX MONTHS              YEAR ENDED              (DATE SALES
                                                                ENDED                DECEMBER 31,            COMMENCED) TO
                                                               JUNE 30,          --------------------         DECEMBER 31,
                                                                 2007             2006          2005              2004
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 17.33           $15.23        $14.59           $ 13.50
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.10(a)          0.20(a)       0.15(a)           0.12
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.08)            2.26          0.67              1.07
===========================================================================================================================
    Total from investment operations                              0.02             2.46          0.82              1.19
===========================================================================================================================
Less distributions:
  Dividends from net investment income                              --            (0.26)        (0.18)            (0.10)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --            (0.10)           --                --
===========================================================================================================================
    Total distributions                                             --            (0.36)        (0.18)            (0.10)
===========================================================================================================================
Net asset value, end of period                                 $ 17.35           $17.33        $15.23           $ 14.59
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                   0.11%           16.22%         5.61%             8.85%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ 3,351           $1,664        $   11           $    11
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           1.34%(c)         1.37%         1.37%             1.38%(d)
===========================================================================================================================
Ratio of net investment income to average net assets              1.20%(c)         1.19%         1.05%             0.63%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(e)                                           4%              14%           22%               67%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $2,824,723.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM V.I. Financial Services Fund

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM V.I. Financial Services Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information about   actual ending account balance or expenses
ongoing costs, including management fees;    actual account values and actual expenses.   you paid for the period. You may use this
distribution and/or service (12b-1) fees;    You may use the information in this table,   information to compare the ongoing costs
and other Fund expenses. This example is     together with the amount you invested, to    of investing in the Fund and other funds.
intended to help you understand your         estimate the expenses that you paid over     To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   the period. Simply divide your account       example with the 5% hypothetical examples
the Fund and to compare these costs with     value by $1,000 (for example, an $8,600      that appear in the shareholder reports of
ongoing costs of investing in other mutual   account value divided by $1,000 = 8.6),      the other funds.
funds. The example is based on an            then multiply the result by the number in
investment of $1,000 invested at the         the table under the heading entitled            Please note that the expenses shown in
beginning of the period and held for the     "Actual Expenses Paid During Period" to      the table are meant to highlight your
entire period January 1, 2007, through       estimate the expenses you paid on your       ongoing costs. Therefore, the hypothetical
June 30, 2007.                               account during this period.                  information is useful in comparing ongoing
                                                                                          costs, and will not help you determine the
   The actual and hypothetical expenses in   HYPOTHETICAL EXAMPLE FOR COMPARISON          relative total costs of owning different
the examples below do not represent the      PURPOSES                                     funds.
effect of any fees or other expenses
assessed in connection with a variable       The table below also provides information
product; if they did, the expenses shown     about hypothetical account values and
would be higher while the ending account     hypothetical expenses based on the Fund's
values shown would be lower.                 actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

Series I           $1,000.00            $1,002.90             $5.41              $1,019.39             $5.46              1.09%
Series II           1,000.00             1,001.10              6.65               1,018.15              6.71              1.34

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. Financial Services Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     Committee considers each Sub-Committee's     A. NATURE, EXTENT AND QUALITY OF SERVICES
Variable Insurance Funds is required under   recommendations and makes its own               PROVIDED BY AIM
the Investment Company Act of 1940 to        recommendations regarding the performance,
approve annually the renewal of the AIM      fees and expenses of the AIM Funds to the    The Board reviewed the advisory services
V.I. Financial Services Fund (the Fund)      full Board. Moreover, the Investments        provided to the Fund by AIM under the
investment advisory agreement with A I M     Committee considers each Sub-Committee's     Fund's advisory agreement, the performance
Advisors, Inc. (AIM). During contract        recommendations in making its annual         of AIM in providing these services, and
renewal meetings held on June 25-27, 2007,   recommendation to the Board whether to       the credentials and experience of the
the Board as a whole and the disinterested   approve the continuance of each AIM Fund's   officers and employees of AIM who provide
or "independent" Trustees, voting            investment advisory agreement and            these services. The Board's review of the
separately, approved the continuance of      sub-advisory agreement, if applicable        qualifications of AIM to provide these
the Fund's investment advisory agreement     (advisory agreements), for another year.     services included the Board's
for another year, effective July 1, 2007.                                                 consideration of AIM's portfolio and
In doing so, the Board determined that the      The independent Trustees, as mentioned    product review process, various back
Fund's advisory agreement is in the best     above, are assisted in their annual          office support functions provided by AIM,
interests of the Fund and its shareholders   evaluation of the advisory agreements by     and AIM's equity and fixed income trading
and that the compensation to AIM under the   the independent Senior Officer. One          operations. The Board concluded that the
Fund's advisory agreement is fair and        responsibility of the Senior Officer is to   nature, extent and quality of the advisory
reasonable.                                  manage the process by which the AIM Funds'   services provided to the Fund by AIM were
                                             proposed management fees are negotiated      appropriate and that AIM currently is
   The independent Trustees met separately   during the annual contract renewal process   providing satisfactory advisory services
during their evaluation of the Fund's        to ensure that they are negotiated in a      in accordance with the terms of the Fund's
investment advisory agreement with           manner which is at arms' length and          advisory agreement. In addition, based on
independent legal counsel from whom they     reasonable. Accordingly, the Senior          their ongoing meetings throughout the year
received independent legal advice, and the   Officer must either supervise a              with the Fund's portfolio managers, the
independent Trustees also received           competitive bidding process or prepare an    Board concluded that these individuals are
assistance during their deliberations from   independent written evaluation. The Senior   competent and able to continue to carry
the independent Senior Officer, a            Officer has recommended that an              out their responsibilities under the
full-time officer of the AIM Funds who       independent written evaluation be provided   Fund's advisory agreement.
reports directly to the independent          and, upon the direction of the Board, has
Trustees. The following discussion more      prepared an independent written                 In determining whether to continue the
fully describes the process employed by      evaluation.                                  Fund's advisory agreement, the Board
the Board to evaluate the performance of                                                  considered the prior relationship between
the AIM Funds (including the Fund)              During the annual contract renewal        AIM and the Fund, as well as the Board's
throughout the year and, more                process, the Board considered the factors    knowledge of AIM's operations, and
specifically, during the annual contract     discussed below under the heading "Factors   concluded that it was beneficial to
renewal meetings.                            and Conclusions and Summary of Independent   maintain the current relationship, in
                                             Written Fee Evaluation" in evaluating the    part, because of such knowledge. The Board
THE BOARD'S FUND EVALUATION PROCESS          fairness and reasonableness of the Fund's    also considered the steps that AIM and its
                                             advisory agreement at the contract renewal   affiliates have taken over the last
The Board's Investments Committee has        meetings and at their meetings throughout    several years to improve the quality and
established three Sub-Committees which are   the year as part of their ongoing            efficiency of the services they provide to
responsible for overseeing the management    oversight of the Fund. The Fund's advisory   the Funds in the areas of investment
of a number of the series portfolios of      agreement was considered separately,         performance, product line diversification,
the AIM Funds. This Sub-Committee structure  although the Board also considered the       distribution, fund operations, shareholder
permits the Trustees to focus on the         common interests of all of the AIM Funds     services and compliance. The Board
performance of the AIM Funds that have       in their deliberations. The Board            concluded that the quality and efficiency
been assigned to them. The Sub-Committees    comprehensively considered all of the        of the services AIM and its affiliates
meet throughout the year to review the       information provided to them and did not     provide to the AIM Funds in each of these
performance of their assigned funds, and     identify any particular factor that was      areas have generally improved, and support
the Sub-Committees review monthly and        controlling. Furthermore, each Trustee may   the Board's approval of the continuance of
quarterly comparative performance            have evaluated the information provided      the Fund's advisory agreement.
information and periodic asset flow data     differently from one another and
for their assigned funds. These materials    attributed different weight to the various   B. FUND PERFORMANCE
are prepared under the direction and         factors. The Trustees recognized that the
supervision of the independent Senior        advisory arrangements and resulting          The Board compared the Fund's performance
Officer. Over the course of each year, the   advisory fees for the Fund and the other     during the past one, three and five
Sub-Committees meet with portfolio managers  AIM Funds are the result of years of         calendar years to the performance of funds
for their assigned funds and other members   review and negotiation between the           in the Fund's Lipper peer group that are
of management and review with these          Trustees and AIM, that the Trustees may      not managed by AIM, and against the
individuals the performance, investment      focus to a greater extent on certain         performance of all funds in the S&P 500
objective(s), policies, strategies and       aspects of these arrangements in some        Financials Index. The Board also reviewed
limitations of these funds.                  years than others, and that the Trustees'    the methodology used by Lipper to identify
                                             deliberations and conclusions in a           the Fund's peers. The Board noted that the
   In addition to their meetings             particular year may be based in part on      Fund's performance was comparable to the
throughout the year, the Sub-Committees      their deliberations and conclusions of       median performance of its peers for the
meet at designated contract renewal          these same arrangements throughout the       past one year period, and below such
meetings each year to conduct an in-depth    year and in prior years.                     performance for the three and five year
review of the performance, fees and                                                       periods. The Board noted that the Fund's
expenses of their assigned funds. During     FACTORS AND CONCLUSIONS AND SUMMARY OF       performance was below the performance of
the contract renewal process, the Trustees   INDEPENDENT WRITTEN FEE EVALUATION           the Index for the one, three and five year
receive comparative performance and fee                                                   periods. The Board noted that AIM made
data regarding all the AIM Funds prepared    The discussion below serves as a summary     changes to the Fund's portfolio management
by an independent company, Lipper, Inc.,     of the Senior Officer's independent          team in 2004, which need more time to be
under the direction and supervision of the   written evaluation, as well as a             evaluated before a conclusion can be
independent Senior Officer who also          discussion of the material factors and       reached that the changes have adequately
prepares a separate analysis of this         related conclusions that formed the basis    addressed the Fund's underperformance. The
information for the Trustees. Each           for the Board's approval of the Fund's       Board also considered the steps AIM has
Sub-Committee then makes recommendations     advisory agreement. Unless otherwise         taken over the last several years to
to the Investments Committee regarding the   stated, information set forth below is as    improve the quality and efficiency of the
performance, fees and expenses of their      of June 27, 2007 and does not reflect any    services that AIM provides to the AIM
assigned funds. The Investments              changes that may have occurred since that    Funds. The Board concluded that AIM
                                             date, including but not limited to changes   continues to be responsive
                                             to the Fund's performance, advisory fees,
                                             expense limitations and/or fee waivers.

                                                                                                                         (continued)

AIM V.I. Financial Services Fund

to the Board's focus on fund performance.       After taking account of the Fund's        the Fund's advisory agreement, the Board
However, due to the Fund's                   contractual advisory fee rate, as well as    considered the Senior Officer's written
underperformance, the Board also concluded   the comparative advisory fee information     evaluation.
that it would be appropriate for the Board   and the expense limitation discussed
to continue to closely monitor and review    above, the Board concluded that the Fund's   G. COLLATERAL BENEFITS TO AIM AND ITS
the performance of the Fund. Although the    advisory fees were fair and reasonable.         AFFILIATES
independent written evaluation of the
Fund's Senior Officer (discussed below)      D. ECONOMIES OF SCALE AND BREAKPOINTS        The Board considered various other
only considered Fund performance through                                                  benefits received by AIM and its
the most recent calendar year, the Board     The Board considered the extent to which     affiliates resulting from AIM's
also reviewed more recent Fund performance   there are economies of scale in AIM's        relationship with the Fund, including the
and this review did not change their         provision of advisory services to the        fees received by AIM and its affiliates
conclusions.                                 Fund. The Board also considered whether      for their provision of administrative,
                                             the Fund benefits from such economies of     transfer agency and distribution services
C. ADVISORY FEES AND FEE WAIVERS             scale through contractual breakpoints in     to the Fund. The Board considered the
                                             the Fund's advisory fee schedule or          performance of AIM and its affiliates in
The Board compared the Fund's contractual    through advisory fee waivers or expense      providing these services and the
advisory fee rate to the contractual         limitations. The Board noted that the        organizational structure employed by AIM
advisory fee rates of funds in the Fund's    Fund's contractual advisory fee schedule     and its affiliates to provide these
Lipper peer group that are not managed by    currently does not include any breakpoints   services. The Board also considered that
AIM, at a common asset level and as of the   but that the amendment to the Fund's         these services are provided to the Fund
end of the past calendar year. The Board     contractual advisory fee schedule            pursuant to written contracts which are
noted that the Fund's advisory fee rate      discussed above provides for seven           reviewed and approved on an annual basis
was below the median advisory fee rate of    breakpoints. Based on this information,      by the Board. The Board concluded that AIM
its peers. The Board also reviewed the       the Board concluded that the Fund's          and its affiliates were providing these
methodology used by Lipper and noted that    advisory fees will appropriately reflect     services in a satisfactory manner and in
the contractual fee rates shown by Lipper    economies of scale upon the Board's          accordance with the terms of their
include any applicable long-term             approval of the amendment to the Fund's      contracts, and were qualified to continue
contractual fee waivers. The Board also      contractual advisory fee schedule. The       to provide these services to the Fund.
compared the Fund's contractual advisory     Board also noted that the Fund shares
fee rate to the contractual advisory fee     directly in economies of scale through          The Board considered the benefits
rates of other clients of AIM and its        lower fees charged by third party service    realized by AIM as a result of portfolio
affiliates with investment strategies        providers based on the combined size of      brokerage transactions executed through
comparable to those of the Fund, including   all of the AIM Funds and affiliates.         "soft dollar" arrangements. Under these
one mutual fund advised by AIM. The Board                                                 arrangements, portfolio brokerage
noted that the Fund's rate was comparable    E. PROFITABILITY AND FINANCIAL RESOURCES     commissions paid by the Fund and/or other
to the rate for the mutual fund.                OF AIM                                    funds advised by AIM are used to pay for
                                                                                          research and execution services. The Board
   The Board noted that AIM has              The Board reviewed information from AIM      noted that soft dollar arrangements shift
contractually agreed to waive fees and/or    concerning the costs of the advisory and     the payment obligation for the research
limit expenses of the Fund through at        other services that AIM and its affiliates   and executions services from AIM to the
least April 30, 2009 in an amount            provide to the Fund and the profitability    funds and therefore may reduce AIM's
necessary to limit total annual operating    of AIM and its affiliates in providing       expenses. The Board also noted that
expenses to a specified percentage of        these services. The Board also reviewed      research obtained through soft dollar
average daily net assets for each class of   information concerning the financial         arrangements may be used by AIM in making
the Fund. The Board considered the           condition of AIM and its affiliates. The     investment decisions for the Fund and may
contractual nature of this fee waiver and    Board also reviewed with AIM the             therefore benefit Fund shareholders. The
noted that it remains in effect until at     methodology used to prepare the              Board concluded that AIM's soft dollar
least April 30, 2009. The Board reviewed     profitability information. The Board         arrangements were appropriate. The Board
the Fund's effective advisory fee rate,      considered the overall profitability of      also concluded that, based on their review
after taking account of this expense         AIM, as well as the profitability of AIM     and representations made by AIM, these
limitation, and considered the effect this   in connection with managing the Fund. The    arrangements were consistent with
expense limitation would have on the         Board noted that AIM continues to operate    regulatory requirements.
Fund's estimated total expenses. The Board   at a net profit, although increased
concluded that the levels of fee             expenses in recent years have reduced the       The Board considered the fact that the
waivers/expense limitations for the Fund     profitability of AIM and its affiliates.     Fund's uninvested cash and cash collateral
were fair and reasonable.                    The Board concluded that the Fund's          from any securities lending arrangements
                                             advisory fees were fair and reasonable,      may be invested in money market funds
   The Board noted that AIM has not          and that the level of profits realized by    advised by AIM pursuant to procedures
proposed any advisory fee waivers for the    AIM and its affiliates from providing        approved by the Board. The Board noted
Fund. However, the Board also noted that     services to the Fund was not excessive in    that AIM will receive advisory fees from
AIM has recommended that the Board approve   light of the nature, quality and extent of   these affiliated money market funds
an amendment to the Fund's contractual       the services provided. The Board             attributable to such investments, although
advisory fee schedule that would implement   considered whether AIM is financially        AIM has contractually agreed to waive the
the contractual advisory fee waiver that     sound and has the resources necessary to     advisory fees payable by the Fund with
had been formerly committed to by AIM,       perform its obligations under the Fund's     respect to its investment of uninvested
which waiver provided for lower effective    advisory agreement, and concluded that AIM   cash in these affiliated money market
fee rates at all asset levels than the       has the financial resources necessary to     funds through at least April 30, 2009. The
Fund's current contractual advisory fee      fulfill these obligations.                   Board considered the contractual nature of
schedule. The Board noted that AIM's                                                      this fee waiver and noted that it remains
recommendation was made in response to the   F. INDEPENDENT WRITTEN EVALUATION OF THE     in effect until at least April 30, 2009.
recommendation of the independent Senior        FUND'S SENIOR OFFICER                     The Board concluded that the Fund's
Officer that AIM consider whether the                                                     investment of uninvested cash and cash
advisory fee waivers for certain equity      The Board noted that, upon their             collateral from any securities lending
AIM Funds, including the Fund, should be     direction, the Senior Officer of the Fund,   arrangements in the affiliated money
simplified. The Board concluded that it      who is independent of AIM and AIM's          market funds is in the best interests of
would be appropriate to approve the          affiliates, had prepared an independent      the Fund and its shareholders.
proposed amendment to the Fund's             written evaluation to assist the Board in
contractual advisory fee schedule and that   determining the reasonableness of the
it was not necessary at this time to         proposed management fees of the AIM Funds,
discuss with AIM whether to implement any    including the Fund. The Board noted that
fee waivers for the Fund.                    they had relied upon the Senior Officer's
                                             written evaluation instead of a
                                             competitive bidding process. In
                                             determining whether to continue

                            AIM V.I. Global Health Care Fund
                   Semiannual Report to Shareholders o June 30, 2007

SECTOR EQUITY

Sectors

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


  [AIM INVESTMENTS LOGO]             Unless otherwise noted, all data in this
-- REGISTERED TRADEMARK --           report are from A I M Management Group Inc.

                                     THIS REPORT MUST BE ACCOMPANIED OR PRECEDED
                                     BY A CURRENTLY EFFECTIVE FUND PROSPECTUS
                                     AND VARIABLE PRODUCT PROSPECTUS, WHICH
                                     CONTAIN MORE COMPLETE INFORMATION,
                                     INCLUDING SALES CHARGES AND EXPENSES.
                                     INVESTORS SHOULD READ EACH CAREFULLY BEFORE
                                     INVESTING.

                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. Global Health Care Fund

Fund performance                                                                          product values. They do not reflect sales
=======================================================================================   charges, expenses and fees assessed in
PERFORMANCE SUMMARY                                                                       connection with a variable product. Sales
                                                                                          charges, expenses and fees, which are
FUND VS. INDEXES                                                                          determined by the variable product
                                                                                          issuers, will vary and will lower the
Cumulative total returns, 12/31/06-6/30/07, excluding variable product issuer charges.    total return.
If variable product issuer charges were included, returns would be lower.
                                                                                             Per NASD requirements, the most recent
Series I Shares                                                                   6.04%   month-end performance data at the Fund
Series II Shares                                                                  5.94    level, excluding variable product charges,
MSCI World Index(1) (Broad Market Index)                                          9.17    is available on the AIM automated
MSCI World Health Care Index(1) (Style-Specific Index)                            3.61    information line, 866-702-4402. As
Lipper VUF Health/Biotechnology Funds Category Average(1) (Peer Group Index)      5.91    mentioned above, for the most recent
Lipper Health/Biotechnology Funds Index(1) (Former Peer Group Index)              5.77    month-end performance including variable
                                                                                          product charges, please contact your
Source: (1) Lipper Inc.                                                                   variable product issuer or financial
                                                                                          advisor.
The unmanaged MSCI World Index -- SERVICE MARK -- is a group of global securities tracked by Morgan Stanley Capital International.

   The MSCI World Health Care Index is a free float-adjusted market capitalization index that represents the health care segment in global developed market equity performance.

   The Fund has elected to use the Lipper Variable Underlying Funds (VUF)
Health/Biotechnology Funds Category Average as its peer group instead of the Lipper
Health/Biotechnology Funds Index. In 2006, Lipper began publishing VUF indexes, allowing the Fund to be compared with the Lipper VUF Health/Biotechnology Funds
Category Average. The unmanaged Lipper VUF Health/Biotechnology Funds Category Average
represents the average of all the variable insurance underlying Health/Biotechnology
Funds tracked by Lipper Inc. Lipper Inc. is an independent mutual fund performance monitor.

   The unmanaged Lipper Health/Biotechnology Funds Index represents an average of the largest health and biotechnology funds tracked by Lipper Inc., an independent mutual fund performance monitor.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================      The performance data quoted represent
FUND PERFORMANCE                             past performance and cannot guarantee
As of 6/30/07                                comparable future results; current
SERIES I SHARES                              performance may be lower or higher. Please
Inception (5/21/97)                  8.89%   contact your variable product issuer or
10 Years                             8.99    financial advisor for the most recent
 5 Years                             8.05    month-end variable product performance.
 1 Year                             13.60    Performance figures reflect Fund expenses,
                                             reinvested distributions and changes in
SERIES II SHARES                             net asset value. Investment return and
10 Years                             8.72    principal value will fluctuate so that you
 5 Years                             7.78    may have a gain or loss when you sell
 1 Year                             13.32    shares.
==========================================
                                                The total annual Fund operating expense
Series II shares' inception date is April    ratio set forth in the most recent Fund
30, 2004. Returns since that date are        prospectus as of the date of this report
historical. All other returns are the        for Series I and Series II shares was
blended returns of the historical            1.11% and 1.36%, respectively. The expense
performance of Series II shares since        ratios presented above may vary from the
their inception and the restated             expense ratios presented in other sections
historical performance of Series I shares    of this report that are based on expenses
(for periods prior to inception of Series    incurred during the period covered by this
II shares) adjusted to reflect the Rule      report.
12b-1 fees applicable to Series II shares.
The inception date of Series I shares is        AIM V.I. Global Health Care Fund, a
May 21, 1997.                                series portfolio of AIM Variable Insurance
                                             Funds, is currently offered through
   The performance of the Fund's Series I    insurance companies issuing variable
and Series II share classes will differ      products. You cannot purchase shares of
primarily due to different class expenses.   the Fund directly. Performance figures
                                             given represent the Fund and are not
                                             intended to reflect actual variable

AIM V.I. Global Health Care Fund

PORTFOLIO COMPOSITION

By country, based on Net Assets
as of June 30, 2007


----------------------------------------------------------
U.S.A.                                             74.9%
----------------------------------------------------------
Switzerland                                         8.6
----------------------------------------------------------
France                                              4.0
----------------------------------------------------------
United Kingdom                                      3.3
----------------------------------------------------------
Germany                                             3.1
----------------------------------------------------------
Countries each less than 2.0% of portfolio          4.1
----------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                       2.0
__________________________________________________________
==========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)

                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-74.90%

BIOTECHNOLOGY-22.88%

Acadia Pharmaceuticals Inc.(a)(b)                 117,413   $  1,605,036
------------------------------------------------------------------------
Affymax Inc.(b)                                    13,195        355,737
------------------------------------------------------------------------
Altus Pharmaceuticals Inc.(b)                      62,744        724,066
------------------------------------------------------------------------
Amgen Inc.(b)                                     190,253     10,519,088
------------------------------------------------------------------------
Arena Pharmaceuticals, Inc.(b)                     71,229        782,807
------------------------------------------------------------------------
Array BioPharma Inc.(b)                            69,439        810,353
------------------------------------------------------------------------
Avigen, Inc.(b)                                   109,331        672,386
------------------------------------------------------------------------
Biogen Idec Inc.(b)                                84,873      4,540,705
------------------------------------------------------------------------
BioMarin Pharmaceutical Inc.(b)                   173,606      3,114,492
------------------------------------------------------------------------
Celgene Corp.(b)                                  108,800      6,237,504
------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.(b)                    83,803      1,651,757
------------------------------------------------------------------------
Encysive Pharmaceuticals Inc.(a)(b)               114,372        203,582
------------------------------------------------------------------------
Genentech, Inc.(b)                                 45,635      3,452,744
------------------------------------------------------------------------
Genzyme Corp.(b)                                  172,520     11,110,288
------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                          266,486     10,331,662
------------------------------------------------------------------------
Human Genome Sciences, Inc.(b)                    161,000      1,436,120
------------------------------------------------------------------------
ImClone Systems Inc.(b)                            53,393      1,887,976
------------------------------------------------------------------------
Incyte Corp.(b)                                   171,570      1,029,420
------------------------------------------------------------------------
InterMune, Inc.(a)(b)                              33,006        856,176
------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.(b)                  92,964        908,258
------------------------------------------------------------------------
MannKind Corp.(b)                                  65,148        803,275
------------------------------------------------------------------------
Medarex, Inc.(b)                                  198,092      2,830,735
------------------------------------------------------------------------
Myriad Genetics, Inc.(b)                           42,621      1,585,075
------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc.(a)(b)                   99,898      2,687,256
------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(b)                       25,669        929,474
------------------------------------------------------------------------
Panacos Pharmaceuticals Inc.(a)(b)                249,150        804,755
------------------------------------------------------------------------
PDL BioPharma Inc.(b)                              79,634      1,855,472
------------------------------------------------------------------------
Theravance, Inc.(b)                                28,850        923,200
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
BIOTECHNOLOGY-(CONTINUED)

United Therapeutics Corp.(b)                       82,993   $  5,291,634
------------------------------------------------------------------------
Vanda Pharmaceuticals Inc.(a)(b)                   49,677      1,006,456
------------------------------------------------------------------------
Vertex Pharmaceuticals Inc.(b)                     73,676      2,104,187
------------------------------------------------------------------------
ZymoGenetics, Inc.(a)(b)                          226,336      3,306,769
========================================================================
                                                              86,358,445
========================================================================

HEALTH CARE DISTRIBUTORS-0.53%

Animal Health International, Inc.(b)              136,768      1,981,768
========================================================================

HEALTH CARE EQUIPMENT-10.55%

Baxter International Inc.                          69,944      3,940,645
------------------------------------------------------------------------
Cytyc Corp.(b)                                     93,729      4,040,657
------------------------------------------------------------------------
Dexcom Inc.(a)(b)                                 215,839      1,767,721
------------------------------------------------------------------------
Foxhollow Technologies Inc.(b)                     92,951      1,974,279
------------------------------------------------------------------------
Hospira, Inc.(b)                                   99,469      3,883,270
------------------------------------------------------------------------
Medtronic, Inc.                                    75,175      3,898,576
------------------------------------------------------------------------
NxStage Medical, Inc.(a)(b)                       146,284      1,891,452
------------------------------------------------------------------------
Respironics, Inc.(b)                              167,133      7,118,195
------------------------------------------------------------------------
St. Jude Medical, Inc.(b)                         101,269      4,201,651
------------------------------------------------------------------------
Symmetry Medical Inc.(b)                          115,084      1,842,495
------------------------------------------------------------------------
Thoratec Corp.(b)                                 135,677      2,495,100
------------------------------------------------------------------------
Varian Medical Systems, Inc.(b)                    65,014      2,763,745
========================================================================
                                                              39,817,786
========================================================================

HEALTH CARE FACILITIES-0.90%

Assisted Living Concepts Inc.-Class A(b)          188,519      2,007,727
------------------------------------------------------------------------
Skilled Healthcare Group Inc.-Class A(b)           90,401      1,402,120
========================================================================
                                                               3,409,847
========================================================================

HEALTH CARE SERVICES-4.94%

DaVita, Inc.(b)                                   106,772      5,752,875
------------------------------------------------------------------------
Express Scripts, Inc.(b)                          147,267      7,364,823
------------------------------------------------------------------------

AIM V.I. Global Health Care Fund

                                                 SHARES        VALUE
------------------------------------------------------------------------
HEALTH CARE SERVICES-(CONTINUED)

HMS Holdings Corp.(b)                             128,416   $  2,457,882
------------------------------------------------------------------------
Laboratory Corp. of America Holdings(b)            39,119      3,061,453
========================================================================
                                                              18,637,033
========================================================================

HEALTH CARE SUPPLIES-1.54%

Cooper Cos., Inc. (The)                            63,168      3,368,118
------------------------------------------------------------------------
DJO Inc.(b)                                        58,972      2,433,774
========================================================================
                                                               5,801,892
========================================================================

HEALTH CARE TECHNOLOGY-1.83%

Eclipsys Corp.(b)                                 141,026      2,792,315
------------------------------------------------------------------------
TriZetto Group, Inc. (The)(b)                      83,871      1,623,742
------------------------------------------------------------------------
Vital Images, Inc.(b)                              92,254      2,505,619
========================================================================
                                                               6,921,676
========================================================================

INDUSTRIAL CONGLOMERATES-1.00%

Tyco International Ltd.(b)                        112,164      3,790,022
========================================================================

LIFE SCIENCES TOOLS & SERVICES-9.89%

Applera Corp.-Applied Biosystems Group            129,031      3,940,607
------------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(b)                                          95,354      4,922,173
------------------------------------------------------------------------
Invitrogen Corp.(b)                                89,871      6,627,986
------------------------------------------------------------------------
Millipore Corp.(b)                                 59,443      4,463,575
------------------------------------------------------------------------
PAREXEL International Corp.(b)                     44,981      1,891,901
------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.          205,792      7,875,660
------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(b)                 113,937      5,892,822
------------------------------------------------------------------------
Varian Inc.(b)                                     31,345      1,718,646
========================================================================
                                                              37,333,370
========================================================================

MANAGED HEALTH CARE-5.96%

Aetna Inc.                                         65,371      3,229,327
------------------------------------------------------------------------
Aveta, Inc. (Acquired 12/21/05; Cost
  $1,655,802)(b)(c)(d)                            122,652        981,216
------------------------------------------------------------------------
Coventry Health Care, Inc.(b)                      47,573      2,742,584
------------------------------------------------------------------------
Health Net Inc.(b)                                 67,739      3,576,619
------------------------------------------------------------------------
UnitedHealth Group Inc.                           167,410      8,561,347
------------------------------------------------------------------------
WellPoint Inc.(b)                                  42,583      3,399,401
========================================================================
                                                              22,490,494
========================================================================

PERSONAL PRODUCTS-0.75%

Herbalife Ltd.                                     71,111      2,819,551
========================================================================

PHARMACEUTICALS-14.13%

Adams Respiratory Therapeutics, Inc.(a)(b)        122,026      4,806,604
------------------------------------------------------------------------
Allergan, Inc.                                     63,986      3,688,153
------------------------------------------------------------------------
Biodel Inc.(a)(b)                                  55,524      1,099,375
------------------------------------------------------------------------
Cadence Pharmaceuticals, Inc.(b)                  102,992      1,249,293
------------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc.(b)              65,514      2,242,544
------------------------------------------------------------------------
Inspire Pharmaceuticals, Inc.(a)(b)               150,974        954,156
------------------------------------------------------------------------
Johnson & Johnson                                 157,808      9,724,129
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Lilly (Eli) and Co.                                70,115   $  3,918,026
------------------------------------------------------------------------
Matrixx Initiatives, Inc.(a)(b)                    77,432      1,620,652
------------------------------------------------------------------------
Medicines Co. (The)(b)                             33,135        583,839
------------------------------------------------------------------------
Pfizer Inc.                                       420,901     10,762,438
------------------------------------------------------------------------
POZEN Inc.(a)(b)                                   58,041      1,048,801
------------------------------------------------------------------------
Sepracor Inc.(b)                                   32,631      1,338,524
------------------------------------------------------------------------
Wyeth                                             179,148     10,272,346
========================================================================
                                                              53,308,880
========================================================================
    Total Domestic Common Stocks (Cost
      $260,149,203)                                          282,670,764
========================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-23.12%

CANADA-1.78%

Cardiome Pharma Corp. (Pharmaceuticals)(b)        147,388      1,357,444
------------------------------------------------------------------------
MDS Inc. (Life Sciences Tools & Services)(a)      262,680      5,352,259
========================================================================
                                                               6,709,703
========================================================================

FRANCE-3.97%

Ipsen S.A. (Pharmaceuticals)(a)(e)                 92,812      4,767,418
------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)(e)                63,698      5,143,531
------------------------------------------------------------------------
Sanofi-Aventis-ADR (Pharmaceuticals)              126,132      5,079,336
========================================================================
                                                              14,990,285
========================================================================

GERMANY-3.08%

Gerresheimer A.G. (Life Sciences Tools &
  Services) (Acquired 06/08/07; Cost
  $3,215,279)(b)(c)                                59,857      3,098,765
------------------------------------------------------------------------
Merck KgaA (Pharmaceuticals)(a)(e)                 37,655      5,179,548
------------------------------------------------------------------------
Rhoen-Klinikum A.G. (Health Care
  Facilities)(e)                                   55,601      3,350,275
========================================================================
                                                              11,628,588
========================================================================

JAPAN-1.28%

Eisai Co., Ltd. (Pharmaceuticals)(a)               53,778      2,349,376
------------------------------------------------------------------------
Shionogi & Co., Ltd. (Pharmaceuticals)(e)         151,507      2,468,241
========================================================================
                                                               4,817,617
========================================================================

RUSSIA-0.21%

Pharmstandard-GDR (Pharmaceuticals) (Acquired
  05/04/07; Cost $672,938)(b)(c)(f)                46,250        776,075
========================================================================

SPAIN-0.89%

Laboratorios Almirall S.A.
  (Pharmaceuticals)(b)                            170,383      3,378,361
========================================================================

SWITZERLAND-8.65%

Novartis A.G.-ADR (Pharmaceuticals)               272,953     15,304,475
------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(e)            97,741     17,336,339
========================================================================
                                                              32,640,814
========================================================================

UNITED KINGDOM-3.26%

AstraZeneca PLC-ADR (Pharmaceuticals)              53,915      2,883,374
------------------------------------------------------------------------
Hikma Pharmaceuticals PLC
  (Pharmaceuticals)(e)                             40,540        309,387
------------------------------------------------------------------------

AIM V.I. Global Health Care Fund

                                                 SHARES        VALUE
------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Shire PLC-ADR (Pharmaceuticals)                    70,175   $  5,202,073
------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Equipment)(e)     317,540      3,929,905
========================================================================
                                                              12,324,739
========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $74,853,833)                     87,266,182
========================================================================

MONEY MARKET FUNDS-1.03%

Liquid Assets Portfolio-Institutional
  Class(g)                                      1,945,151      1,945,151
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)        1,945,152      1,945,152
========================================================================
    Total Money Market Funds (Cost
      $3,890,303)                                              3,890,303
========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.05% (Cost
  $338,893,339)                                              373,827,249
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN MONEY MARKET
  FUNDS-5.57%

Premier Portfolio-Institutional class(g)(h)    21,040,844   $ 21,040,844
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities on
      loan) (Cost $21,040,844)                                21,040,844
========================================================================
TOTAL INVESTMENTS-104.62% (Cost $359,934,183)                394,868,093
========================================================================
OTHER ASSETS LESS LIABILITIES-(4.62)%                        (17,451,815)
========================================================================
NET ASSETS-100.00%                                          $377,416,278
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt

Notes to Schedule of Investments:

(*) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) All or a portion of this security was out on loan at June 30, 2007.
(b) Non-income producing security.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2007 was $4,856,056, which represented 1.29% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at June 30, 2007 represented 0.26% of the Fund's Net Assets.
(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $42,484,644, which represented 11.26% of the Fund's Net Assets. See Note 1A.
(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at June 30, 2007 represented 0.21% of the Fund's Net Assets. See Note 1A.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Global Health Care Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (cost $335,003,036)*       $369,936,946
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $24,931,147)                               24,931,147
-------------------------------------------------------------
     Total Investments (Cost $359,934,183)        394,868,093
-------------------------------------------------------------
Foreign currencies, at value (cost $15,432)            13,014
-------------------------------------------------------------
Cash                                                  237,089
-------------------------------------------------------------
Receivables for:
  Investments sold                                  3,959,294
-------------------------------------------------------------
  Fund shares sold                                    254,013
-------------------------------------------------------------
  Dividends                                           338,891
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 23,384
-------------------------------------------------------------
Other assets                                            1,028
=============================================================
     Total assets                                 399,694,806
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                               729,978
-------------------------------------------------------------
  Fund shares reacquired                               80,026
-------------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                             41,409
-------------------------------------------------------------
  Collateral upon return of securities loaned      21,040,844
-------------------------------------------------------------
Accrued administrative services fees                  242,344
-------------------------------------------------------------
Accrued distribution fees-Series II                    89,167
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              3,626
-------------------------------------------------------------
Accrued transfer agent fees                             5,092
-------------------------------------------------------------
Accrued operating expenses                             46,042
=============================================================
     Total liabilities                             22,278,528
=============================================================
Net assets applicable to shares outstanding      $377,416,278
_____________________________________________________________
=============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                    $337,151,526
-------------------------------------------------------------
Undistributed net investment income                   132,917
-------------------------------------------------------------
Undistributed net realized gain                     5,201,727
-------------------------------------------------------------
Unrealized appreciation                            34,930,108
=============================================================
                                                 $377,416,278
_____________________________________________________________
=============================================================


NET ASSETS:

Series I                                         $231,017,969
_____________________________________________________________
=============================================================
Series II                                        $146,398,309
_____________________________________________________________
=============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           10,126,758
_____________________________________________________________
=============================================================
Series II                                           6,470,788
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      22.81
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      22.62
_____________________________________________________________
=============================================================


* At June 30, 2007, securities with an aggregate value of $20,279,502 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of
  $181,117)                                      $ 1,477,819
------------------------------------------------------------
Dividends from affiliated money market funds
  (includes securities lending income of
  $33,133)                                           750,927
============================================================
    Total investment income                        2,228,746
============================================================

EXPENSES:

Advisory fees                                      1,355,791
------------------------------------------------------------
Administrative services fees                         495,358
------------------------------------------------------------
Custodian fees                                        12,980
------------------------------------------------------------
Distribution fees-Series II                          158,614
------------------------------------------------------------
Transfer agent fees                                   11,757
------------------------------------------------------------
Trustees' and officer's fees and benefits             13,462
------------------------------------------------------------
Other                                                 28,883
============================================================
    Total expenses                                 2,076,845
============================================================
Less: Fees waived and expense offset
  arrangement                                        (15,039)
============================================================
    Net expenses                                   2,061,806
============================================================
Net investment income                                166,940
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities (includes net gains
    from securities sold to affiliates of
    $22,183)                                      16,019,417
------------------------------------------------------------
  Foreign currencies                                  25,173
============================================================
                                                  16,044,590
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            4,408,321
------------------------------------------------------------
  Foreign currencies                                  (4,263)
============================================================
                                                   4,404,058
============================================================
Net realized and unrealized gain                  20,448,648
============================================================
Net increase in net assets resulting from
  operations                                     $20,615,588
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Global Health Care Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                    JUNE 30,       DECEMBER 31,
                                                      2007             2006
--------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                    $    166,940     $   (614,780)
--------------------------------------------------------------------------------
  Net realized gain                                 16,044,590        9,884,135
--------------------------------------------------------------------------------
  Change in net unrealized appreciation              4,404,058        7,632,407
================================================================================
    Net increase in net assets resulting from
     operations                                     20,615,588       16,901,762
================================================================================
Share transactions-net:
  Series I                                         (18,404,970)     (34,311,775)
--------------------------------------------------------------------------------
  Series II                                         42,050,201       92,818,635
================================================================================
    Net increase in net assets resulting from
     share transactions                             23,645,231       58,506,860
================================================================================
    Net increase in net assets                      44,260,819       75,408,622
================================================================================

NET ASSETS:

  Beginning of period                              333,155,459      257,746,837
================================================================================
  End of period (including undistributed net
    investment income (loss) of $132,917 and
    $(34,023), respectively)                      $377,416,278     $333,155,459
________________________________________________________________________________
================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Global Health Care Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Global Health Care Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund"). The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is capital growth.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

AIM V.I. Global Health Care Fund


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.   RISKS INVOLVED IN INVESTING IN THE FUND -- Single
     Sector/Non-Diversified -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. Global Health Care Fund

L. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment agreement with A I M Advisors, Inc. ("AIM). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the Fund's average daily net assets.

    Effective July 1, 2007, the Trustees approved a reduced contractual advisory fee schedule for the Fund. Prior to July 1, 2007 AIM had contractually waived advisory fees to the same reduced advisory fee schedule. Under the terms of the investment advisory agreement, the Fund will pay an advisory fee to AIM based on the following annual rates of the Fund's average daily net assets:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset custodian expenses. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, effective July 1, 2007, AIM has contractually agreed through at least April 30, 2009 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $9,779.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2007, AIM was paid $46,537 for accounting and fund administrative services and reimbursed $448,821 for services provided by insurance companies.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM V.I. Global Health Care Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND                                               12/31/06          AT COST          FROM SALES         06/30/07        INCOME
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-Institutional Class       $11,818,248      $38,394,298       $(48,267,395)      $1,945,151      $359,779
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class              11,818,249       38,394,298        (48,267,395)       1,945,152       358,015
=================================================================================================================================
  Subtotal                                        $23,636,497      $76,788,596       $(96,534,790)      $3,890,303      $717,794
_________________________________________________________________________________________________________________________________
=================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND                                               12/31/06          AT COST          FROM SALES         06/30/07        INCOME*
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class             $$10,037,792     $104,477,386      $ (93,474,334)     $21,040,844     $ 33,133
=================================================================================================================================
  Total Investments in Affiliates                 $33,674,289      $181,265,982      $(190,009,124)     $24,931,147     $750,927
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2007, the Fund engaged in securities sales of $81,577, which resulted in net realized gains of $22,183.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $5,260.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $2,872 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM V.I. Global Health Care Fund

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2007, securities with an aggregate value of $20,279,502 were on loan to brokers. The loans were secured by cash collateral of $21,040,844 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2007, the Fund received dividends on cash collateral investments of $33,133 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2010                                                $10,698,032
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

AIM V.I. Global Health Care Fund

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $132,056,694 and $89,364,646, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $46,809,571
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (11,926,977)
===============================================================================
Net unrealized appreciation of investment securities               $34,882,594
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $359,985,499.

NOTE 11--SHARE INFORMATION


                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2007(a)             DECEMBER 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                       689,342    $ 15,444,684     2,987,617    $ 61,430,551
----------------------------------------------------------------------------------------------------------------------
  Series II                                                    1,909,745      42,297,720     4,597,663      93,373,802
======================================================================================================================
Reacquired:
  Series I                                                    (1,512,563)    (33,849,654)   (4,650,072)    (95,742,326)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                      (11,124)       (247,519)      (26,046)       (555,167)
======================================================================================================================
                                                              (1,075,400)   $ 23,645,231     2,909,162    $ 58,506,860
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 63% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM V.I. Global Health Care Fund


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           SERIES I
                                     ------------------------------------------------------------------------------------
                                       SIX MONTHS                             YEAR ENDED DECEMBER 31,
                                     ENDED JUNE 30,       ---------------------------------------------------------------
                                          2007              2006           2005            2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                $  21.51          $  20.44       $  18.90        $  17.57    $  13.75    $  18.20
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              0.02(a)          (0.04)(a)      (0.06)          (0.03)      (0.03)      (0.00)(b)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          1.28              1.11           1.60            1.36        3.85       (4.45)
=========================================================================================================================
    Total from investment
      operations                            1.30              1.07           1.54            1.33        3.82       (4.45)
=========================================================================================================================
Net asset value, end of period          $  22.81          $  21.51       $  20.44        $  18.90    $  17.57    $  13.75
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                             6.04%             5.24%          8.15%           7.57%      27.78%     (24.45)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $231,018          $235,509       $257,736        $354,889    $340,711    $232,681
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net
  assets                                    1.06%(d)          1.10%          1.08%(e)        1.11%       1.07%       1.07%
=========================================================================================================================
Ratio of net investment income
  (loss) to average net assets              0.18%(d)         (0.19)%        (0.24)%         (0.17)%     (0.20)%     (0.43)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(f)                    26%               79%            82%            175%        114%        130%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.07) for the year ended December 31, 2002.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $236,598,038.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.09% for the year ended December 31, 2005.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                         SERIES II
                                                              ----------------------------------------------------------------
                                                                                                               APRIL 30, 2004,
                                                                                                                 (DATE SALES
                                                                                        YEAR ENDED               COMMENCED)
                                                                SIX MONTHS             DECEMBER 31,                  TO
                                                              ENDED JUNE 30,       ---------------------        DECEMBER 31,
                                                                   2007             2006          2005              2004
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  21.36          $ 20.34       $ 18.86           $ 18.19
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.01)(a)        (0.09)(a)     (0.09)            (0.05)
------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             1.27             1.11          1.57              0.72
==============================================================================================================================
    Total from investment operations                                 1.26             1.02          1.48              0.67
==============================================================================================================================
Net asset value, end of period                                   $  22.62          $ 21.36       $ 20.34           $ 18.86
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                      5.90%            5.01%         7.85%             3.68%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $146,398          $97,646       $    11           $    10
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                              1.31%(c)         1.35%         1.33%(d)          1.36%(e)
==============================================================================================================================
Ratio of net investment income (loss) to average net assets         (0.07)%(c)       (0.44)%       (0.49)%           (0.42)%(e)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(f)                                             26%              79%           82%              175%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $127,942,489.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.34% for the year ended December 31, 2005.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM V.I. Global Health Care Fund


NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM V.I. Global Health Care Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate
As a shareholder of the Fund, you            The table below provides information         the actual ending account balance or
incur ongoing costs, including               about actual account values and actual       expenses you paid for the period. You
management fees; distribution and/or         expenses. You may use the information        may use this information to compare the
service (12b-1) fees; and other Fund         in this table, together with the amount      ongoing costs of investing in the Fund
expenses. This example is intended to        you invested, to estimate the expenses       and other funds. To do so, compare this
help you understand your ongoing costs       that you paid over the period. Simply        5% hypothetical example with the 5%
(in dollars) of investing in the Fund        divide your account value by $1,000          hypothetical examples that appear in
and to compare these costs with ongoing      (for example, an $8,600 account value        the shareholder reports of the other
costs of investing in other mutual           divided by $1,000 = 8.6), then multiply      funds.
funds. The example is based on an            the result by the number in the table
investment of $1,000 invested at the         under the heading entitled "Actual              Please note that the expenses shown
beginning of the period and held for         Expenses Paid During Period" to              in the table are meant to highlight
the entire period January 1, 2007,           estimate the expenses you paid on your       your ongoing costs. Therefore, the
through June 30, 2007.                       account during this period.                  hypothetical information is useful in
                                                                                          comparing ongoing costs, and will not
   The actual and hypothetical expenses      HYPOTHETICAL EXAMPLE FOR COMPARISON          help you determine the relative total
in the examples below do not represent       PURPOSES                                     costs of owning different funds.
the effect of any fees or other
expenses assessed in connection with a       The table below also provides
variable product; if they did, the           information about hypothetical account
expenses shown would be higher while         values and hypothetical expenses based
the ending account values shown would        on the Fund's actual expense ratio and
be lower.                                    an assumed rate of return of 5% per
                                             year before expenses, which is not the
                                             Fund's actual return.

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

Series I           $1,000.00             $1,060.40            $5.42              $1,019.54             $5.31               1.06%
Series II           1,000.00              1,059.40             6.69               1,018.30              6.56               1.31

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. Global Health Care Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     mendations and makes its own                 A. NATURE, EXTENT AND QUALITY OF
Variable Insurance Funds is required         recommendations regarding the                   SERVICES PROVIDED BY AIM
under the Investment Company Act of          performance, fees and expenses of the
1940 to approve annually the renewal of      AIM Funds to the full Board. Moreover,       The Board reviewed the advisory
the AIM V.I. Global Health Care Fund         the Investments Committee considers          services provided to the Fund by AIM
(the Fund) investment advisory               each SubCommittee's recommendations in       under the Fund's advisory agreement,
agreement with A I M Advisors, Inc.          making its annual recommendation to the      the performance of AIM in providing
(AIM). During contract renewal meetings      Board whether to approve the                 these services, and the credentials and
held on June 25-27, 2007, the Board as       continuance of each AIM Fund's               experience of the officers and
a whole and the disinterested or             investment advisory agreement and            employees of AIM who provide these
"independent" Trustees, voting               sub-advisory agreement, if applicable        services. The Board's review of the
separately, approved the continuance of      (advisory agreements), for another           qualifications of AIM to provide these
the Fund's investment advisory               year.                                        services included the Board's
agreement for another year, effective                                                     consideration of AIM's portfolio and
July 1, 2007. In doing so, the Board            The independent Trustees, as              product review process, various back
determined that the Fund's advisory          mentioned above, are assisted in their       office support functions provided by
agreement is in the best interests of        annual evaluation of the advisory            AIM, and AIM's equity and fixed income
the Fund and its shareholders and that       agreements by the independent Senior         trading operations. The Board concluded
the compensation to AIM under the            Officer. One responsibility of the           that the nature, extent and quality of
Fund's advisory agreement is fair and        Senior Officer is to manage the process      the advisory services provided to the
reasonable.                                  by which the AIM Funds' proposed             Fund by AIM were appropriate and that
                                             management fees are negotiated during        AIM currently is providing satisfactory
   The independent Trustees met              the annual contract renewal process to       advisory services in accordance with
separately during their evaluation of        ensure that they are negotiated in a         the terms of the Fund's advisory
the Fund's investment advisory               manner which is at arms' length and          agreement. In addition, based on their
agreement with independent legal             reasonable. Accordingly, the Senior          ongoing meetings throughout the year
counsel from whom they received              Officer must either supervise a              with the Fund's portfolio managers, the
independent legal advice, and the            competitive bidding process or prepare       Board concluded that these individuals
independent Trustees also received           an independent written evaluation. The       are competent and able to continue to
assistance during their deliberations        Senior Officer has recommended that an       carry out their responsibilities under
from the independent Senior Officer, a       independent written evaluation be            the Fund's advisory agreement.
full-time officer of the AIM Funds who       provided and, upon the direction of the
reports directly to the independent          Board, has prepared an independent              In determining whether to continue
Trustees. The following discussion more      written evaluation.                          the Fund's advisory agreement, the
fully describes the process employed by                                                   Board considered the prior relationship
the Board to evaluate the performance           During the annual contract renewal        between AIM and the Fund, as well as
of the AIM Funds (including the Fund)        process, the Board considered the            the Board's knowledge of AIM's
throughout the year and, more                factors discussed below under the            operations, and concluded that it was
specifically, during the annual              heading "Factors and Conclusions and         beneficial to maintain the current
contract renewal meetings.                   Summary of Independent Written Fee           relationship, in part, because of such
                                             Evaluation" in evaluating the fairness       knowledge. The Board also considered
THE BOARD'S FUND EVALUATION PROCESS          and reasonableness of the Fund's             the steps that AIM and its affiliates
                                             advisory agreement at the contract           have taken over the last several years
   The Board's Investments Committee         renewal meetings and at their meetings       to improve the quality and efficiency
has established three Sub-Committees         throughout the year as part of their         of the services they provide to the
which are responsible for overseeing         ongoing oversight of the Fund. The           Funds in the areas of investment
the management of a number of the            Fund's advisory agreement was                performance, product line
series portfolios of the AIM Funds.          considered separately, although the          diversification, distribution, fund
This Sub-Committee structure permits         Board also considered the common             operations, shareholder services and
the Trustees to focus on the                 interests of all of the AIM Funds in         compliance. The Board concluded that
performance of the AIM Funds that have       their deliberations. The Board               the quality and efficiency of the
been assigned to them. The                   comprehensively considered all of the        services AIM and its affiliates provide
Sub-Committees meet throughout the year      information provided to them and did         to the AIM Funds in each of these areas
to review the performance of their           not identify any particular factor that      generally have improved, and support
assigned funds, and the Sub-Committees       was controlling. Furthermore, each           the Board's approval of the continuance
review monthly and quarterly                 Trustee may have evaluated the               of the Fund's advisory agreement.
comparative performance information and      information provided differently from
periodic asset flow data for their           one another and attributed different         B. FUND PERFORMANCE
assigned funds. These materials are          weight to the various factors. The
prepared under the direction and             Trustees recognized that the advisory        The Board compared the Fund's
supervision of the independent Senior        arrangements and resulting advisory          performance during the past one, three
Officer. Over the course of each year,       fees for the Fund and the other AIM          and five calendar years to the
the Sub-Committees meet with portfolio       Funds are the result of years of review      performance of funds in the Fund's
managers for their assigned funds and        and negotiation between the Trustees         Lipper peer group that are not managed
other members of management and review       and AIM, that the Trustees may focus to      by AIM, and against the performance of
with these individuals the performance,      a greater extent on certain aspects of       all funds in the Lipper Variable
investment objective(s), policies,           these arrangements in some years than        Annuity Underlying Funds -
strategies and limitations of these          others, and that the Trustees'               Health/Biotechnology Index. The Board
funds.                                       deliberations and conclusions in a           also reviewed the methodology used by
                                             particular year may be based in part on      Lipper to identify the Fund's peers.
   In addition to their meetings             their deliberations and conclusions of       The Board noted that the Fund's
throughout the year, the Sub-Committees      these same arrangements throughout the       performance was below the median
meet at designated contract renewal          year and in prior years.                     performance of its peers for the one,
meetings each year to conduct an                                                          three and five year periods. The Board
in-depth review of the performance,          FACTORS AND CONCLUSIONS AND SUMMARY OF       noted that the Fund's performance was
fees and expenses of their assigned          INDEPENDENT WRITTEN FEE EVALUATION           below the performance of the Index for
funds. During the contract renewal                                                        the one and three year periods. The
process, the Trustees receive                The discussion below serves as a             Board noted that AIM made changes to
comparative performance and fee data         summary of the Senior Officer's              the Fund's portfolio management team in
regarding all the AIM Funds prepared by      independent written evaluation, as well      2005 and 2006, which appear to be
an independent company, Lipper, Inc.,        as a discussion of the material factors      producing encouraging results but need
under the direction and supervision of       and related conclusions that formed the      more time to be evaluated before a
the independent Senior Officer who also      basis for the Board's approval of the        conclusion can be reached that the
prepares a separate analysis of this         Fund's advisory agreement. Unless            changes have adequately addressed the
information for the Trustees. Each           otherwise stated, information set forth      Fund's underperformance. The Board also
Sub-Committee then makes                     below is as of June 27, 2007 and does        considered the steps AIM has taken over
recommendations to the Investments           not reflect any changes that may have        the last several years to improve the
Committee regarding the performance,         occurred since that date, including but      quality and efficiency of the services
fees and expenses of their assigned          not limited to changes to the Fund's         that AIM provides to the AIM Funds. The
funds. The Investments Committee             performance, advisory fees, expense          Board concluded
considers each Sub-Committee's               limitations and/or fee waivers.
recom-

                                                                                                                         (continued)

AIM V.I. Global Health Care Fund

that AIM continues to be responsive to       independent Senior Officer that AIM          AIM and AIM's affiliates, had prepared an
the Board's focus on fund performance.       consider whether the advisory fee waivers    independent written evaluation to assist
However, due to the Fund's                   for certain equity AIM Funds, including      the Board in determining the
underperformance, the Board also concluded   the Fund, should be simplified. The Board    reasonableness of the proposed management
that it would be appropriate for the Board   concluded that it would be appropriate to    fees of the AIM Funds, including the Fund.
to continue to closely monitor and review    approve the proposed amendment to the        The Board noted that they had relied upon
the performance of the AIM Funds. Although   Fund's contractual advisory fee schedule     the Senior Officer's written evaluation
the independent written evaluation of the    and that it was not necessary at this time   instead of a competitive bidding process.
Fund's Senior Officer (discussed below)      to discuss with AIM whether to implement     In determining whether to continue the
only considered Fund performance through     any fee waivers for the Fund.                Fund's advisory agreement, the Board
the most recent calendar year, the Board                                                  considered the Senior Officer's written
also reviewed more recent Fund performance      After taking account of the Fund's        evaluation.
and this review did not change their         contractual advisory fee rate, as well as
conclusions.                                 the comparative advisory fee information     G. COLLATERAL BENEFITS TO AIM AND ITS
                                             and the expense limitation discussed            AFFILIATES
C. ADVISORY FEES AND FEE WAIVERS             above, the Board concluded that the Fund's
                                             advisory fees were fair and reasonable.      The Board considered various other
The Board compared the Fund's                                                             benefits received by AIM and its
contractual advisory fee rate to the         D. ECONOMIES OF SCALE AND BREAKPOINTS        affiliates resulting from AIM's
contractual advisory fee rates of funds in                                                relationship with the Fund, including the
the Fund's Lipper peer group that are not    The Board considered the extent to           fees received by AIM and its affiliates
managed by AIM, at a common asset level      which there are economies of scale in        for their provision of administrative,
and as of the end of the past calendar       AIM's provision of advisory services to      transfer agency and distribution services
year. The Board noted that the Fund's        the Fund. The Board also considered          to the Fund. The Board considered the
advisory fee rate was comparable to the      whether the Fund benefits from such          performance of AIM and its affiliates in
median advisory fee rate of its peers. The   economies of scale through contractual       providing these services and the
Board also reviewed the methodology used     breakpoints in the Fund's advisory fee       organizational structure employed by AIM
by Lipper and noted that the contractual     schedule or through advisory fee waivers     and its affiliates to provide these
fee rates shown by Lipper include any        or expense limitations. The Board noted      services. The Board also considered that
applicable long-term contractual fee         that the Fund's contractual advisory fee     these services are provided to the Fund
waivers. The Board also compared the         schedule currently does not include any      pursuant to written contracts which are
Fund's contractual advisory fee rate to      breakpoints but that the amendment to the    reviewed and approved on an annual basis
the contractual advisory fee rates of        Fund's contractual advisory fee schedule     by the Board. The Board concluded that AIM
other clients of AIM and its affiliates      discussed above provides for seven           and its affiliates were providing these
with investment strategies comparable to     breakpoints. Based on this information,      services in a satisfactory manner and in
those of the Fund, including one mutual      the Board concluded that the Fund's          accordance with the terms of their
fund advised by AIM, two mutual funds        advisory fees will appropriately reflect     contracts, and were qualified to continue
sub-advised by an AIM affiliate and four     economies of scale upon the Board's          to provide these services to the Fund.
offshore funds advised and sub-advised by    approval of the amendment to the Fund's
AIM affiliates. The Board noted that the     contractual advisory fee schedule. The          The Board considered the benefits
Fund's rate was: (i) above the rate for      Board also noted that the Fund shares        realized by AIM as a result of portfolio
the mutual fund; (ii) above the              directly in economies of scale through       brokerage transactions executed through
sub-advisory fee rates for the two           lower fees charged by third party service    "soft dollar" arrangements. Under these
sub-advised mutual funds, although the       providers based on the combined size of      arrangements, portfolio brokerage
advisory fee rates for such sub-advised      all of the AIM Funds and affiliates.         commissions paid by the Fund and/or other
funds were above the Fund's; (iii) below                                                  funds advised by AIM are used to pay for
the advisory fee rates for two of the four   E. PROFITABILITY AND FINANCIAL RESOURCES     research and execution services. The Board
offshore funds and above the advisory fee       OF AIM                                    noted that soft dollar arrangements shift
rates for the other two such offshore                                                     the payment obligation for the research
funds.                                       The Board reviewed information from AIM      and executions services from AIM to the
                                             concerning the costs of the advisory and     funds and therefore may reduce AIM's
   The Board noted that AIM has              other services that AIM and its affiliates   expenses. The Board also noted that
contractually agreed to waive fees and/or    provide to the Fund and the profitability    research obtained through soft dollar
limit expenses of the Fund through at        of AIM and its affiliates in providing       arrangements may be used by AIM in making
least April 30, 2009 in an amount            these services. The Board also reviewed      investment decisions for the Fund and may
necessary to limit total annual operating    information concerning the financial         therefore benefit Fund shareholders. The
expenses to a specified percentage of        condition of AIM and its affiliates. The     Board concluded that AIM's soft dollar
average daily net assets for each class of   Board also reviewed with AIM the             arrangements were appropriate. The Board
the Fund. The Board considered the           methodology used to prepare the              also concluded that, based on their review
contractual nature of this fee waiver and    profitability information. The Board         and representations made by AIM, these
noted that it remains in effect until at     considered the overall profitability of      arrangements were consistent with
least April 30, 2009. The Board reviewed     AIM, as well as the profitability of AIM     regulatory requirements.
the Fund's effective advisory fee rate,      in connection with managing the Fund. The
after taking account of this expense         Board noted that AIM continues to operate       The Board considered the fact that the
limitation, and considered the effect this   at a net profit, although increased          Fund's uninvested cash and cash collateral
expense limitation would have on the         expenses in recent years have reduced the    from any securities lending arrangements
Fund's estimated total expenses. The Board   profitability of AIM and its affiliates.     may be invested in money market funds
concluded that the levels of fee             The Board concluded that the Fund's          advised by AIM pursuant to procedures
waivers/expense limitations for the Fund     advisory fees were fair and reasonable,      approved by the Board. The Board noted
were fair and reasonable.                    and that the level of profits realized by    that AIM will receive advisory fees from
                                             AIM and its affiliates from providing        these affiliated money market funds
   The Board noted that AIM has not          services to the Fund was not excessive in    attributable to such investments, although
proposed any advisory fee waivers for the    light of the nature, quality and extent of   AIM has contractually agreed to waive the
Fund. However, the Board also noted that     the services provided. The Board             advisory fees payable by the Fund with
AIM has recommended that the Board approve   considered whether AIM is financially        respect to its investment of uninvested
an amendment to the Fund's contractual       sound and has the resources necessary to     cash in these affiliated money market
advisory fee schedule that would implement   perform its obligations under the Fund's     funds through at least April 30, 2009. The
the contractual advisory fee waiver that     advisory agreement, and concluded that AIM   Board considered the contractual nature of
had been formerly committed to by AIM,       has the financial resources necessary to     this fee waiver and noted that it remains
which waiver provided for lower effective    fulfill these obligations.                   in effect until at least April 30, 2009.
fee rates at all asset levels than the                                                    The Board concluded that the Fund's
Fund's current contractual advisory fee      F. INDEPENDENT WRITTEN EVALUATION OF THE     investment of uninvested cash and cash
schedule. The Board noted that AIM's            FUND'S SENIOR OFFICER                     collateral from any securities lending
recommendation was made in response to the                                                arrangements in the affiliated money
recommendation of the                        The Board noted that, upon their             market funds is in the best interests of
                                             direction, the Senior Officer of the Fund,   the Fund and its shareholders.
                                             who is independent of

                        AIM V.I. Global Real Estate Fund
                       Formerly AIM V.I. Real Estate Fund
                Semiannual Report to Shareholders o June 30, 2007

SECTOR EQUITY

Real Estate

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


  [AIM INVESTMENTS LOGO]             Unless otherwise noted, all data in this
-- REGISTERED TRADEMARK --           report are from A I M Management Group Inc.

                                     THIS REPORT MUST BE ACCOMPANIED OR PRECEDED
                                     BY A CURRENTLY EFFECTIVE FUND PROSPECTUS
                                     AND VARIABLE PRODUCT PROSPECTUS, WHICH
                                     CONTAIN MORE COMPLETE INFORMATION,
                                     INCLUDING SALES CHARGES AND EXPENSES.
                                     INVESTORS SHOULD READ EACH CAREFULLY BEFORE
                                     INVESTING.

                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. Global Real Estate Fund

Fund performance                                                                          class expenses.
=======================================================================================
PERFORMANCE SUMMARY                                                                          The performance data quoted represent
                                                                                          past performance and cannot guarantee
FUND VS. INDEXES                                                                          comparable future results; current
                                                                                          performance may be lower or higher. Please
Cumulative total returns, 12/31/06-6/30/07, excluding variable product issuer charges.    contact your variable product issuer or
If variable product issuer charges were included, returns would be lower.                 financial advisor for the most recent
                                                                                          month-end variable product performance.
Series I Shares                                                                  -0.97%   Performance figures reflect Fund expenses,
Series II Shares                                                                 -1.12    reinvested distributions and changes in
MSCI World Index(1) (Broad Market Index)*                                         9.17    net asset value. Investment return and
S&P 500 Index(1) (Former Broad Market Index)*                                     6.96    principal value will fluctuate so that you
FTSE EPRA/NAREIT Global Real Estate Index(2) (Style-Specific Index)*              0.01    may have a gain or loss when you sell
MSCI U.S. REIT Index(2) (Former Style-Specific Index)*                           -6.45    shares.
Lipper VUF Real Estate Funds Category Average(1) (Peer Group Index)              -5.04
Lipper Real Estate Funds Index(1) (Former Peer Group Index)                      -3.90       The total annual Fund operating expense
                                                                                          ratio set forth in the most recent Fund
Sources: (1) Lipper Inc.; (2) A I M Management Group Inc., Bloomberg L.P.                 prospectus as of the date of this report
                                                                                          for Series I and Series II shares was
*    As a result of a change in the Fund's investment style from domestic to global the   1.16% and 1.41%, respectively. The expense
     Fund has elected to use the MSCI World Index instead of the S&P 500 Index as its     ratios presented above may vary from the
     broad market index and the FTSE EPRA/NAREIT Global Real Estate Index instead of      expense ratios presented in other sections
     the MSCI U.S. REIT Index as its style-specific index.                                of this report that are based on expenses
                                                                                          incurred during the period covered by this
The unmanaged MSCI World Index -- SERVICE MARK -- is a group of global securities         report.
tracked by Morgan Stanley Capital International.
                                                                                             AIM V.I. Global Real Estate Fund, a
   The unmanaged S&P 500 -- REGISTERED TRADEMARK -- Index is an index of common stocks    series portfolio of AIM Variable Insurance
frequently used as a general measure of U.S. stock market performance.                    Funds, is currently offered through
                                                                                          insurance companies issuing variable
   The FTSE European Public Real Estate Association/National Association of Real Estate   products. You cannot purchase shares of
Investment Trusts Global Real Estate Index (the FTSE EPRA/NAREIT Global Real Estate       the Fund directly. Performance figures
Index) is designed to track the performance of listed real estate companies and REITs     given represent the Fund and are not
worldwide. It is compiled by FTSE Group (an independent company, originally a joint       intended to reflect actual variable
venture of the Financial Times and the London Stock Exchange, whose sole business is      product values. They do not reflect sales
the creation and management of indexes and associated data services), NAREIT and EPRA.    charges, expenses and fees assessed in
FTSE(TM) is a trade mark of London Stock Exchange Plc and The Financial Times Limited,    connection with a variable product. Sales
NAREIT -- REGISTERED TRADEMARK -- is a trademark of the National Association of Real      charges, expenses and fees, which are
Estate Investment Trusts -- REGISTERED TRADEMARK -- ("NAREIT") and EPRA -- REGISTERED     determined by the variable product
TRADEMARK -- is the trademark of the European Public Real Estate Association. The FTSE    issuers, will vary and will lower the
EPRA/NAREIT Global Real Estate Index Series is calculated by FTSE. All rights in the      total return.
FTSE Indices vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept
any liability for any errors or omissions in the FTSE Indices or underlying data.            Per NASD requirements, the most recent
                                                                                          month-end performance data at the Fund
   The MSCI U.S. REIT Index is a total-return index composed of the most actively         level, excluding variable product charges,
traded real estate investment trusts and is designed to be a measure of real estate       is available on this AIM automated
equity performance. The index was developed with a base value of 200 as of December 31,   information line, 866-702-4402. As
1994. It is compiled by Morgan Stanley Capital International.                             mentioned above, for the most recent
                                                                                          month-end performance including variable
   The Fund has elected to use the Lipper Variable Underlying Funds (VUF) Real Estate     product charges, please contact your
Funds Category Average as its peer group instead of the Lipper Real Estate Funds Index.   variable product issuer or financial
In 2006, Lipper began publishing VUF indexes, allowing the Fund to be compared with the   advisor.
Lipper VUF Real Estate Funds Category Average. The unmanaged Lipper VUF Real Estate
Funds Category Average represents the average of all the variable insurance underlying       Had the advisor not waived fees and/or
real estate funds tracked by Lipper Inc. Lipper Inc. is an independent mutual fund        reimbursed expenses in the past,
performance monitor.                                                                      performance would have been lower.

   The unmanaged Lipper Real Estate Funds Index represents an average of the performance of the largest real estate funds tracked by Lipper Inc.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================   Series II shares' inception date is April
FUND PERFORMANCE                             30, 2004. Returns since that date are
As of 6/30/07                                historical. All other returns are the
SERIES I SHARES                              blended returns of the historical
Inception (3/31/98)                 14.52%   performance of Series II shares since
 5 Years                            23.39    their inception and the restated
 1 Year                             23.96    historical performance of Series I shares
                                             (for periods prior to inception of Series
SERIES II SHARES                             II shares) adjusted to reflect the Rule
Inception                           14.24%   12b-1 fees applicable to Series II shares.
 5 Years                            23.09    The inception date of Series I shares is
 1 Year                             23.57    March 31, 1998. The performance of the
==========================================   Fund's Series I and Series II share
                                             classes will differ primarily due to
                                             different

AIM V.I. Global Real Estate Fund

PORTFOLIO COMPOSITION*

By property type, based on Net Assets
as of June 30, 2007


----------------------------------------------------------
Diversified                                        42.3
----------------------------------------------------------
Retail                                             20.6
----------------------------------------------------------
Office                                             13.1
----------------------------------------------------------
Residential                                         9.3
----------------------------------------------------------
Lodging - Resorts                                   3.9
----------------------------------------------------------
Industrial                                          3.6
----------------------------------------------------------
Healthcare                                          2.7
----------------------------------------------------------
Self Storage                                        1.8
----------------------------------------------------------
Specialty                                           1.3
----------------------------------------------------------
Other Assets Less Liabilities                       1.4
__________________________________________________________
==========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)


                                                SHARES        VALUE
-----------------------------------------------------------------------
FOREIGN REAL ESTATE INVESTMENT TRUSTS, COMMON
  STOCKS & OTHER EQUITY INTERESTS-62.23%

AUSTRALIA-13.67%

CFS Retail Property Trust (Retail)             1,530,900   $  2,790,972
-----------------------------------------------------------------------
GPT Group (Diversified)(a)                     1,463,400      5,741,948
-----------------------------------------------------------------------
Mirvac Group (Diversified)(a)                    738,200      3,546,232
-----------------------------------------------------------------------
Stockland (Diversified)(a)                       811,300      5,579,388
-----------------------------------------------------------------------
Westfield Group (Retail)(a)                      415,500      7,004,706
=======================================================================
                                                             24,663,246
=======================================================================

CANADA-3.05%

Boardwalk Real Estate Investment Trust
  (Residential)                                   42,100      1,899,441
-----------------------------------------------------------------------
Cominar Real Estate Investment Trust
  (Diversified)                                   23,900        483,386
-----------------------------------------------------------------------
Dundee Real Estate Investment Trust
  (Diversified)                                   28,900      1,223,298
-----------------------------------------------------------------------
H&R Real Estate Investment Trust
  (Diversified)                                   16,600        357,562
-----------------------------------------------------------------------
Primaris Retail Real Estate Investment Trust
  (Retail)                                        28,300        516,575
-----------------------------------------------------------------------
RioCan Real Estate Investment Trust (Retail)      46,400      1,030,385
=======================================================================
                                                              5,510,647
=======================================================================

CHINA-0.41%

Agile Property Holdings Ltd. (Diversified)       562,000        736,003
=======================================================================

FINLAND-0.73%

Citycon Oyj (Retail)(a)                          103,300        660,497
-----------------------------------------------------------------------
Sponda Oyj (Diversified)(a)                       45,040        653,419
=======================================================================
                                                              1,313,916
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


FRANCE-4.38%

Gecina S.A. (Diversified)(a)                       6,500   $  1,086,479
-----------------------------------------------------------------------
Klepierre (Retail)(a)                              9,400      1,586,862
-----------------------------------------------------------------------
Unibail-Rodamco (Diversified)(a)                  20,500      5,235,970
=======================================================================
                                                              7,909,311
=======================================================================

HONG KONG-10.75%

China Overseas Land & Investment Ltd.
  (Residential)                                  744,000      1,160,850
-----------------------------------------------------------------------
China Resources Land Ltd. (Residential)          577,800        873,450
-----------------------------------------------------------------------
Great Eagle Holdings Ltd. (Diversified)          205,000        718,369
-----------------------------------------------------------------------
Hang Lung Properties Ltd. (Diversified)          975,000      3,360,521
-----------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Office)             571,000      2,569,500
-----------------------------------------------------------------------
Kerry Properties Ltd. (Diversified)              320,900      2,015,090
-----------------------------------------------------------------------
New World Development Co., Ltd. (Diversified)    829,400      2,074,799
-----------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Diversified)       551,000      6,631,083
=======================================================================
                                                             19,403,662
=======================================================================

ITALY-0.87%

Beni Stabili S.p.A. (Office)(a)                  578,100        840,880
-----------------------------------------------------------------------
Risanamento S.p.A (Diversified)(a)(b)             98,900        726,832
=======================================================================
                                                              1,567,712
=======================================================================

JAPAN-13.47%

AEON Mall Co., Ltd. (Retail)(a)                   18,300        561,249
-----------------------------------------------------------------------
Fukuoka REIT Corp. (Diversified)                      72        660,658
-----------------------------------------------------------------------
GOLDCREST Co., Ltd. (Residential)                 17,400        891,547
-----------------------------------------------------------------------
Japan Retail Fund Investment Corp.
  (Retail)(a)                                         88        762,422
-----------------------------------------------------------------------
JOINT Corp. (Residential)(a)                      11,500        359,905
-----------------------------------------------------------------------
Kenedix Realty Investment Corp.
  (Diversified)(a)                                    67        500,723
-----------------------------------------------------------------------
Mitsubishi Estate Co. Ltd. (Diversified)(a)      219,000      5,934,719
-----------------------------------------------------------------------

AIM V.I. Global Real Estate Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------
JAPAN-(CONTINUED)

Mitsui Fudosan Co., Ltd. (Diversified)           207,000   $  5,815,834
-----------------------------------------------------------------------
Nippon Building Fund Inc. (Office)(a)                120      1,660,189
-----------------------------------------------------------------------
Nippon Commercial Investment Corp.
  (Diversified)                                      111        483,118
-----------------------------------------------------------------------
NTT Urban Development Corp. (Office)(a)              499        964,226
-----------------------------------------------------------------------
Sumitomo Realty & Development Co., Ltd.
  (Diversified)(a)                                93,000      3,021,071
-----------------------------------------------------------------------
Tokyo Tatemono Co., Ltd. (Office)(a)             134,000      1,662,756
-----------------------------------------------------------------------
TOKYU REIT, Inc. (Diversified)(a)                    106      1,021,357
=======================================================================
                                                             24,299,774
=======================================================================

NEW ZEALAND-0.29%

Goodman Property Trust (Diversified)(a)          455,200        523,568
=======================================================================

NORWAY-0.60%

Norwegian Property ASA (Office)(a)                86,300      1,074,750
=======================================================================

SINGAPORE-3.34%

Capitaland Ltd. (Diversified)(a)                 411,000      2,171,382
-----------------------------------------------------------------------
CapitaMall Trust (Retail)                        509,000      1,403,221
-----------------------------------------------------------------------
Keppel Land Ltd. (Diversified)                   195,000      1,114,650
-----------------------------------------------------------------------
Mapletree Logistics Trust (Industrial)           587,000        544,530
-----------------------------------------------------------------------
Suntec Real Estate Investment Trust
  (Diversified)                                  625,000        792,095
=======================================================================
                                                              6,025,878
=======================================================================

SWEDEN-0.78%

Fabege AB (Office)(a)                            129,600      1,417,011
=======================================================================

UNITED KINGDOM-9.89%

Big Yellow Group PLC (Self Storage)(a)            52,100        545,793
-----------------------------------------------------------------------
British Land Co. PLC (Diversified)(a)            153,300      4,102,833
-----------------------------------------------------------------------
Capital & Regional PLC (Retail)(a)                79,100      1,833,758
-----------------------------------------------------------------------
Derwent London PLC (Office)(a)                    69,300      2,538,284
-----------------------------------------------------------------------
Land Securities Group PLC (Diversified)(a)       118,200      4,114,543
-----------------------------------------------------------------------
Quintain Estates & Development PLC
  (Diversified)(a)                                67,000      1,082,496
-----------------------------------------------------------------------
Shaftesbury PLC (Diversified)(a)                 107,600      1,270,920
-----------------------------------------------------------------------
Unite Group PLC (Specialty)(a)                   185,200      1,489,066
-----------------------------------------------------------------------
Workspace Group PLC (Office)(a)                  109,000        873,925
=======================================================================
                                                             17,851,618
=======================================================================
    Total Foreign Real Estate Investment
      Trusts, Common Stocks & Other Equity
      Interests (Cost $93,512,083)                          112,297,096
=======================================================================
DOMESTIC REAL ESTATE INVESTMENT TRUSTS,
  COMMON STOCKS & OTHER EQUITY
  INTERESTS-36.38%

DIVERSIFIED-1.96%

Colonial Properties Trust                         10,600        386,370
-----------------------------------------------------------------------
Vornado Realty Trust                              28,700      3,152,408
=======================================================================
                                                              3,538,778
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


HEALTHCARE-2.67%

Health Care Property Investors, Inc.              64,200   $  1,857,306
-----------------------------------------------------------------------
Health Care REIT, Inc.                            12,100        488,356
-----------------------------------------------------------------------
Ventas, Inc.                                      68,200      2,472,250
=======================================================================
                                                              4,817,912
=======================================================================

INDUSTRIAL-3.28%

AMB Property Corp.                                23,700      1,261,314
-----------------------------------------------------------------------
ProLogis                                          81,814      4,655,216
=======================================================================
                                                              5,916,530
=======================================================================

LODGING-RESORTS-3.95%

Hilton Hotels Corp.                               52,200      1,747,134
-----------------------------------------------------------------------
Host Hotels & Resorts Inc.                       165,089      3,816,858
-----------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         23,300      1,562,731
=======================================================================
                                                              7,126,723
=======================================================================

OFFICE-5.58%

Alexandria Real Estate Equities, Inc.             18,300      1,771,806
-----------------------------------------------------------------------
Boston Properties, Inc.                           11,400      1,164,282
-----------------------------------------------------------------------
Brandywine Realty Trust                           46,621      1,332,428
-----------------------------------------------------------------------
Brookfield Properties Corp.                       43,450      1,053,408
-----------------------------------------------------------------------
Douglas Emmett, Inc.                              44,000      1,088,560
-----------------------------------------------------------------------
SL Green Realty Corp.                             29,500      3,654,755
=======================================================================
                                                             10,065,239
=======================================================================

RESIDENTIAL-6.40%

Archstone-Smith Trust                             58,600      3,463,846
-----------------------------------------------------------------------
AvalonBay Communities, Inc.                        9,900      1,176,912
-----------------------------------------------------------------------
Camden Property Trust                             29,000      1,942,130
-----------------------------------------------------------------------
Equity Residential                                59,900      2,733,237
-----------------------------------------------------------------------
Essex Property Trust, Inc.                        19,200      2,232,960
=======================================================================
                                                             11,549,085
=======================================================================

RETAIL-10.60%

CBL & Associates Properties, Inc.                 18,200        656,110
-----------------------------------------------------------------------
Developers Diversified Realty Corp.               50,200      2,646,042
-----------------------------------------------------------------------
Federal Realty Investment Trust                   13,000      1,004,380
-----------------------------------------------------------------------
General Growth Properties, Inc.                   70,900      3,754,155
-----------------------------------------------------------------------
Kimco Realty Corp.                                52,000      1,979,640
-----------------------------------------------------------------------
Macerich Co. (The)                                24,500      2,019,290
-----------------------------------------------------------------------
Regency Centers Corp.                             29,900      2,107,950
-----------------------------------------------------------------------
Simon Property Group, Inc.                        53,300      4,959,032
=======================================================================
                                                             19,126,599
=======================================================================

SELF STORAGE-1.47%

Public Storage, Inc.                              34,600      2,657,972
=======================================================================

AIM V.I. Global Real Estate Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------

SPECIALTY-0.47%

Digital Realty Trust, Inc.                        22,300   $    840,264
=======================================================================
    Total Domestic Real Estate Investment
      Trusts, Common Stocks & Other Equity
      Interests (Cost $51,741,803)                           65,639,102
=======================================================================
TOTAL INVESTMENTS-98.61%
  (Cost $145,253,886)                                       177,936,198
=======================================================================
OTHER ASSETS LESS LIABILITIES-1.39%                           2,504,167
=======================================================================
NET ASSETS-100.00%                                         $180,440,365
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

 * Property type classifications used in this report are generally according to FTSE ERPA/NAREIT Global Real Estate Index, which is exclusively owned by the FTSE Group, the European Public Real Estate Association (ERPA), the National Association of Real Estate Investment Trusts (NAREIT) and Euronext Indices BV.
(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $72,150,159, which represented 39.99% of the Fund's Net Assets. See Note 1A.
(b) Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Global Real Estate Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $145,253,886)        $177,936,198
-------------------------------------------------------------
Foreign currencies, at value (Cost $42,904)            42,242
-------------------------------------------------------------
Receivables for:
  Investments sold                                  2,613,740
-------------------------------------------------------------
  Fund shares sold                                    296,179
-------------------------------------------------------------
  Dividends                                           641,476
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 11,853
=============================================================
    Total assets                                  181,541,688
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                               358,648
-------------------------------------------------------------
  Fund shares reacquired                              150,594
-------------------------------------------------------------
  Amount due custodian                                409,429
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              16,654
-------------------------------------------------------------
Accrued administrative services fees                  124,386
-------------------------------------------------------------
Accrued distribution fees -- Series II                    388
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              3,969
-------------------------------------------------------------
Accrued transfer agent fees                             1,002
-------------------------------------------------------------
Accrued operating expenses                             36,253
=============================================================
    Total liabilities                               1,101,323
=============================================================
Net assets applicable to shares outstanding      $180,440,365
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $112,671,424
-------------------------------------------------------------
Undistributed net investment income                 3,605,833
-------------------------------------------------------------
Undistributed net realized gain                    31,474,939
-------------------------------------------------------------
Unrealized appreciation                            32,688,169
=============================================================
                                                 $180,440,365
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $179,653,490
_____________________________________________________________
=============================================================
Series II                                        $    786,875
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                            6,313,592
_____________________________________________________________
=============================================================
Series II                                              27,851
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      28.46
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      28.25
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of
  $223,975)                                      $  2,322,671
-------------------------------------------------------------
Dividends from affiliated money market funds          101,241
=============================================================
    Total investment income                         2,423,912
=============================================================

EXPENSES:

Advisory fees                                         933,428
-------------------------------------------------------------
Administrative services fees                          269,857
-------------------------------------------------------------
Custodian fees                                         47,721
-------------------------------------------------------------
Distribution fees -- Series II                            644
-------------------------------------------------------------
Transfer agent fees                                     6,449
-------------------------------------------------------------
Trustees' and officer's fees and benefits              11,549
-------------------------------------------------------------
Other                                                  22,602
=============================================================
    Total expenses                                  1,292,250
=============================================================
Less: Fees waived and expense offset
  arrangement                                        (156,532)
=============================================================
    Net expenses                                    1,135,718
=============================================================
Net investment income                               1,288,194
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from: Investment
  securities                                        9,553,226
-------------------------------------------------------------
  Foreign currencies                                  (80,878)
=============================================================
                                                    9,472,348
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (12,445,554)
-------------------------------------------------------------
  Foreign currencies                                   (1,531)
=============================================================
                                                  (12,447,085)
=============================================================
Net realized and unrealized gain (loss)            (2,974,737)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                $ (1,686,543)
_____________________________________________________________
=============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Global Real Estate Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                  JUNE 30,       DECEMBER 31,
                                                    2007             2006
------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                         $  1,288,194     $  1,746,818
------------------------------------------------------------------------------
  Net realized gain                                9,472,348       22,784,354
------------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation)                               (12,447,085)      24,881,911
==============================================================================
    Net increase (decrease) in net assets
     resulting from operations                    (1,686,543)      49,413,083
==============================================================================
Distributions to shareholders from net
  investment income:
  Series I                                                --       (1,802,157)
------------------------------------------------------------------------------
  Series ll                                               --           (2,803)
==============================================================================
    Total distributions from net investment
     income                                               --       (1,804,960)
==============================================================================
Distributions to shareholders from net
  realized gains:
  Series l                                                --       (6,223,841)
------------------------------------------------------------------------------
  Series ll                                               --           (9,875)
==============================================================================
    Total distributions from net realized
     gains                                                --       (6,233,716)
==============================================================================
    Decrease in net assets resulting from
     distributions                                        --       (8,038,676)
==============================================================================
Share transactions-net:
  Series l                                       (11,303,377)      51,326,244
------------------------------------------------------------------------------
  Series ll                                          502,075          188,721
==============================================================================
    Net increase (decrease) in net assets
     resulting from share transactions           (10,801,302)      51,514,965
==============================================================================
    Net increase (decrease) in net assets        (12,487,845)      92,889,372
==============================================================================

NET ASSETS:

  Beginning of period                            192,928,210      100,038,838
==============================================================================
  End of period (including undistributed net
    investment income of $3,605,833 and
    $2,317,639, respectively)                   $180,440,365     $192,928,210
______________________________________________________________________________
==============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Global Real Estate Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Global Real Estate Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund"). The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is high total return through growth of capital and current income.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

AIM V.I. Global Real Estate Fund


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

       Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.   RISKS INVOLVED IN INVESTING IN THE FUND -- Single
     Sector/Non-Diversified -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM V.I. Global Real Estate Fund

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of 0.90% of the Fund's average daily net assets.

    Effective July 1, 2007, the Trustees approved a reduced contractual advisory fee schedule for the Fund. Prior to July 1, 2007, AIM had contractually waived advisory fees to the same reduced advisory fee schedule. Under the terms of the investment advisory agreement, the Fund will pay an advisory fee to AIM based on the following annual rates of the Fund's average daily net assets:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
 __________________________________________________________________
===================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), AIM pays INVESCO Institutional 40% of the amount of AIM's compensation on the sub advised assets.

    AIM has also contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, Effective July 1, 2007, AIM has contractually agreed through at least April 30, 2009 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $156,289.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2007, AIM was paid $24,794 for accounting and fund administrative services and reimbursed $245,063 for services provided by insurance companies.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of

AIM V.I. Global Real Estate Fund

providing such services. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                                                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND                                               12/31/06          AT COST          FROM SALES         06/30/07        INCOME
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-Institutional Class       $1,658,878       $19,872,396       $(21,531,274)        $   --        $ 50,750
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class              1,658,879        19,872,396        (21,531,275)            --          50,491
=================================================================================================================================
  Total Investments in Affiliates                 $3,317,757       $39,744,792       $(43,062,549)        $   --        $101,241
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $243.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $2,589 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

AIM V.I. Global Real Estate Fund

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2006.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $69,213,502 and $76,169,523, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $28,247,561
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,179,068)
===============================================================================
Net unrealized appreciation of investment securities               $27,068,493
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $150,867,705.

NOTE 9--SHARE INFORMATION


                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2007(a)              DECEMBER 31, 2006
                                                              ---------------------------    -------------------------
                                                                SHARES          AMOUNT         SHARES        AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      1,775,569    $ 53,893,727     3,140,879    $79,652,136
----------------------------------------------------------------------------------------------------------------------
  Series II                                                        18,826         557,413         9,339        226,643
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                             --              --       286,030      8,025,998
----------------------------------------------------------------------------------------------------------------------
  Series II                                                            --              --           454         12,678
======================================================================================================================
Reacquired:
  Series I                                                     (2,165,116)    (65,197,104)   (1,471,561)   (36,351,890)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                        (1,855)        (55,338)       (1,862)       (50,600)
======================================================================================================================
                                                                 (372,576)   $(10,801,302)    1,963,279    $51,514,965
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 73% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM V.I. Global Real Estate Fund


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       SERIES I
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                          JUNE 30,           ----------------------------------------------------
                                                            2007               2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  28.74           $  21.06    $ 19.13    $ 14.34    $ 10.49    $  9.97
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.19(a)            0.33(a)    0.38(a)    0.32(a)    0.20       0.14
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                          (0.47)              8.61       2.34       4.92       3.87       0.50
=================================================================================================================================
    Total from investment operations                         (0.28)              8.94       2.72       5.24       4.07       0.64
=================================================================================================================================
Less distributions:
  Dividends from net investment income                          --              (0.28)     (0.22)     (0.14)     (0.22)     (0.12)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         --              (0.98)     (0.57)     (0.31)        --         --
=================================================================================================================================
    Total distributions                                         --              (1.26)     (0.79)     (0.45)     (0.22)     (0.12)
=================================================================================================================================
Net asset value, end of period                            $  28.46           $  28.74    $ 21.06    $ 19.13    $ 14.34    $ 10.49
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              (0.97)%            42.60%     14.24%     36.58%     38.82%      6.37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $179,653           $192,617    $99,977    $79,391    $26,087    $12,869
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              1.10%(c)           1.15%      1.21%      1.31%      1.35%      1.36%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           1.25%(c)           1.30%      1.36%      1.42%      1.62%      1.89%
=================================================================================================================================
Ratio of net investment income to average net assets          1.24%(c)           1.32%      1.91%      1.96%      3.02%      4.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                      34%                84%        51%        34%       126%       191%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $208,628,353.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM V.I. Global Real Estate Fund

                                                                                  {SERIES II
                                                              ---------------------------------------------------
                                                                                                   APRIL 30, 2004
                                                              SIX MONTHS         {YEAR ENDED        (DATE SALES
                                                                ENDED            DECEMBER 31,      COMMENCED) TO
                                                               JUNE 30,        ----------------     DECEMBER 31,
                                                                 2007           2006      2005          2004
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 28.57         $20.98    $19.12       $ 13.96
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.15           0.27      0.34          0.20
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.47)          8.58      2.31          5.41
=================================================================================================================
    Total from investment operations                             (0.32)          8.85      2.65          5.61
=================================================================================================================
Less distributions:
  Dividends from net investment income                              --          (0.28)    (0.22)        (0.14)
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          (0.98)    (0.57)        (0.31)
=================================================================================================================
    Total distributions                                             --          (1.26)    (0.79)        (0.45)
=================================================================================================================
Net asset value, end of period                                 $ 28.25         $28.57    $20.98       $ 19.12
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                  (1.12)%        42.30%    13.85%        40.23%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $   787         $  311    $   62       $    14
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.35%(c)       1.40%     1.45%         1.45%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.50%(c)       1.55%     1.61%         1.66%(d)
=================================================================================================================
Ratio of net investment income to average net assets              0.99%(c)       1.07%     1.67%         1.82%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                          34%            84%       51%           34%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $519,051.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants;

AIM V.I. Global Real Estate Fund
and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM V.I. Global Real Estate Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information about   actual ending account balance or expenses
ongoing costs, including management fees;    actual account values and actual expenses.   you paid for the period. You may use this
distribution and/or service fees (12b-1);    You may use the information in this table,   information to compare the ongoing costs
and other Fund expenses. This example is     together with the amount you invested, to    of investing in the Fund and other funds.
intended to help you understand your         estimate the expenses that you paid over     To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   the period. Simply divide your account       example with the 5% hypothetical examples
the Fund and to compare these costs with     value by $1,000 (for example, an $8,600      that appear in the shareholder reports of
ongoing costs of investing in other mutual   account value divided by $1,000 = 8.6),      the other funds.
funds. The example is based on an            then multiply the result by the number in
investment of $1,000 invested at the         the table under the heading entitled            Please note that the expenses shown in
beginning of the period and held for the     "Actual Expenses Paid During Period" to      the table are meant to highlight your
entire period January 1, 2007, through       estimate the expenses you paid on your       ongoing costs. Therefore, the hypothetical
June 30, 2007.                               account during this period.                  information is useful in comparing ongoing
                                                                                          costs, and will not help you determine the
   The actual and hypothetical expenses in   HYPOTHETICAL EXAMPLE FOR COMPARISON          relative total costs of owning different
the examples below do not represent the      PURPOSES                                     funds.
effect of any fees or other expenses
assessed in connection with a variable       The table below also provides information
product; if they did, the expenses shown     about hypothetical account values and
would be higher while the ending account     hypothetical expenses based on the Fund's
values shown would be lower.                 actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

Series I           $1,000.00             $990.30              $5.43              $1,019.34             $5.51              1.10%
Series II           1,000.00              988.80               6.66               1,018.10              6.76              1.35

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. Global Real Estate Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
                                             supervise a competitive bidding process or   they provide to the Funds in the areas of
The Board of Trustees (the Board) of AIM     prepare an independent written evaluation.   investment performance, product line
Variable Insurance Funds is required under   The Senior Officer has recommended that an   diversification, distribution, fund
the Investment Company Act of 1940 to        independent written evaluation be provided   operations, shareholder services and
approve annually the renewal of the AIM      and, upon the direction of the Board, has    compliance. The Board concluded that the
V.I. Global Real Estate Funds (the Fund)     prepared an independent written              quality and efficiency of the services AIM
investment advisory agreement with A I M     evaluation.                                  and its affiliates provide to the AIM
Advisors, Inc. (AIM). During contract                                                     Funds in each of these areas have
renewal meetings held on June 25-27, 2007,      During the annual contract renewal        generally improved, and support the
the Board as a whole and the disinterested   process, the Board considered the factors    Board's approval of the continuance of the
or "independent" Trustees, voting            discussed below under the heading "Factors   Fund's advisory agreement.
separately, approved the continuance of      and Conclusions and Summary of Independent
the Fund's investment advisory agreement     Written Fee Evaluation" in evaluating the       B. FUND PERFORMANCE
for another year, effective July 1, 2007.    fairness and reasonableness of the Fund's
In doing so, the Board determined that the   advisory agreement at the contract renewal   The Board compared the Fund's performance
Fund's advisory agreement is in the best     meetings and at their meetings throughout    during the past one, three and five
interests of the Fund and its shareholders   the year as part of their ongoing            calendar years to the performance of funds
and that the compensation to AIM under the   oversight of the Fund. The Fund's advisory   in the Fund's Lipper peer group that are
Fund's advisory agreement is fair and        agreement was considered separately,         not managed by AIM, and against the
reasonable.                                  although the Board also considered the       performance of all funds in the Lipper
                                             common interests of all of the AIM Funds     Variable Annuity Underlying Funds - Real
   The independent Trustees met separately   in their deliberations. The Board            Estate Index. The Board also reviewed the
during their evaluation of the Fund's        comprehensively considered all of the        methodology used by Lipper to identify the
investment advisory agreement with           information provided to them and did not     Fund's peers. The Board noted that the
independent legal counsel from whom they     identify any particular factor that was      Fund's performance was above the median
received independent legal advice, and the   controlling. Furthermore, each Trustee may   performance of its peers for the one year
independent Trustees also received           have evaluated the information provided      period, and comparable to such performance
assistance during their deliberations from   differently from one another and             for the three and five year periods. The
the independent Senior Officer, a            attributed different weight to the various   Board noted that the Fund's performance
full-time officer of the AIM Funds who       factors. The Trustees recognized that the    was above the performance of the Index for
reports directly to the independent          advisory arrangements and resulting          the one, three and five year periods. The
Trustees. The following discussion more      advisory fees for the Fund and the other     Board also considered the steps AIM has
fully describes the process employed by      AIM Funds are the result of years of         taken over the last several years to
the Board to evaluate the performance of     review and negotiation between the           improve the quality and efficiency of the
the AIM Funds (including the Fund)           Trustees and AIM, that the Trustees may      services that AIM provides to the AIM
throughout the year and, more                focus to a greater extent on certain         Funds. The Board concluded that AIM
specifically, during the annual contract     aspects of these arrangements in some        continues to be responsive to the Board's
renewal meetings.                            years than others, and that the Trustees'    focus on fund performance. Although the
                                             deliberations and conclusions in a           independent written evaluation of the
THE BOARD'S FUND EVALUATION PROCESS          particular year may be based in part on      Fund's Senior Officer (discussed below)
                                             their deliberations and conclusions of       only considered Fund performance through
The Board's Investments Committee has        these same arrangements throughout the       the most recent calendar year, the Board
established three Sub-Committees which are   year and in prior years.                     also reviewed more recent Fund performance
responsible for overseeing the management                                                 and this review did not change their
of a number of the series portfolios of      FACTORS AND CONCLUSIONS AND SUMMARY OF       conclusions.
the AIM Funds. This Sub-Committee            INDEPENDENT WRITTEN FEE EVALUATION
structure permits the Trustees to focus on                                                   C. ADVISORY FEES AND FEE WAIVERS
the performance of the AIM Funds that have   The discussion below serves as a summary
been assigned to them. The Sub-Committees    of the Senior Officer's independent          The Board compared the Fund's contractual
meet throughout the year to review the       written evaluation, as well as a             advisory fee rate to the contractual
performance of their assigned funds, and     discussion of the material factors and       advisory fee rates of funds in the Fund's
the Sub-Committees review monthly and        related conclusions that formed the basis    Lipper peer group that are not managed by
quarterly comparative performance            for the Board's approval of the Fund's       AIM, at a common asset level and as of the
information and periodic asset flow data     advisory agreement and sub-advisory          end of the past calendar year. The Board
for their assigned funds. These materials    agreement. Unless otherwise stated,          noted that the Fund's advisory fee rate
are prepared under the direction and         information set forth below is as of June    was comparable to the median advisory fee
supervision of the independent Senior        27, 2007 and does not reflect any changes    rate of its peers. The Board also reviewed
Officer. Over the course of each year, the   that may have occurred since that date,      the methodology used by Lipper and noted
Sub-Committees meet with portfolio           including but not limited to changes to      that the contractual fee rates shown by
managers for their assigned funds and        the Fund's performance, advisory fees,       Lipper include any applicable long-term
other members of management and review       expense limitations and/or fee waivers.      contractual fee waivers. The Board also
with these individuals the performance,                                                   compared the Fund's contractual advisory
investment objective(s), policies,           I. INVESTMENT ADVISORY AGREEMENT             fee rate to the contractual advisory fee
strategies and limitations of these funds.                                                rates of other clients of AIM and its
                                                A. NATURE, EXTENT AND QUALITY OF          affiliates with investment strategies
   In addition to their meetings                   SERVICES PROVIDED BY AIM               comparable to those of the Fund, including
throughout the year, the Sub-Committees                                                   three mutual funds advised by AIM, one
meet at designated contract renewal          The Board reviewed the advisory services     mutual fund sub-advised by an AIM
meetings each year to conduct an in-depth    provided to the Fund by AIM under the        affiliate, and three offshore funds
review of the performance, fees and          Fund's advisory agreement, the performance   advised and sub-advised by AIM affiliates.
expenses of their assigned funds. During     of AIM in providing these services, and      The Board noted that the Fund's rate was:
the contract renewal process, the Trustees   the credentials and experience of the        (i) above the rates for two of the mutual
receive comparative performance and fee      officers and employees of AIM who provide    funds and the same as the rate for the
data regarding all the AIM Funds prepared    these services. The Board's review of the    third mutual fund; (ii) above the
by an independent company, Lipper, Inc.,     qualifications of AIM to provide these       sub-advisory fee rate for the sub-advised
under the direction and supervision of the   services included the Board's                mutual fund; and (iii) below the advisory
independent Senior Officer who also          consideration of AIM's portfolio and         fee rates for two of the three offshore
prepares a separate analysis of this         product review process, various back         funds and above the advisory fee rate for
information for the Trustees. Each           office support functions provided by AIM,    the third such offshore fund.
Sub-Committee then makes recommendations     and AIM's equity and fixed income trading
to the Investments Committee regarding the   operations. The Board concluded that the        Additionally, the Board compared the
performance, fees and expenses of their      nature, extent and quality of the advisory   Fund's contractual advisory fee rate to
assigned funds. The Investments Committee    services provided to the Fund by AIM were    the total advisory fees paid by numerous
considers each Sub-Committee's               appropriate and that AIM currently is        separately managed accounts/wrap accounts
recommendations and makes its own            providing satisfactory advisory services     advised by an AIM affiliate. The Board
recommendations regarding the performance,   in accordance with the terms of the Fund's   noted that the Fund's rate was above the
fees and expenses of the AIM Funds to the    advisory agreement. In addition, based on    rates for the separately managed
full Board. Moreover, the Investments        their ongoing meetings throughout the year   accounts/wrap accounts. The Board
Committee considers each Sub-Committee's     with the Fund's portfolio managers, the      considered that management of the
recommendations in making its annual         Board concluded that these individuals are   separately managed accounts/wrap accounts
recommendation to the Board whether to       competent and able to continue to carry      by the AIM affiliate involves different
approve the continuance of each AIM Fund's   out their responsibilities under the         levels of services and different
investment advisory agreement and            Fund's advisory agreement.                   operational and regulatory requirements
sub-advisory agreement, if applicable                                                     than AIM's management of the Fund. The
(advisory agreements), for another year.        In determining whether to continue the    Board concluded that these differences are
                                             Fund's advisory agreement, the Board         appropriately reflected in the fee
   The independent Trustees, as mentioned    considered the prior relationship between    structure for the Fund and the separately
above, are assisted in their annual          AIM and the Fund, as well as the Board's     managed accounts/wrap accounts.
evaluation of the advisory agreements by     knowledge of AIM's operations, and
the independent Senior Officer. One          concluded that it was beneficial to             The Board noted that AIM has
responsibility of the Senior Officer is to   maintain the current relationship, in        contractually agreed to waive fees and/or
manage the process by which the AIM Funds'   part, because of such knowledge. The Board   limit expenses of the Fund through at
proposed management fees are negotiated      also considered the steps that AIM and its   least April 30, 2009 in an amount
during the annual contract renewal process   affiliates have taken over the last          necessary to limit total annual operating
to ensure that they are negotiated in a      several years to improve the quality and     expenses to a specified percentage of
manner which is at arms' length and          efficiency of the services
reasonable. Accordingly, the Senior
Officer must either

                                                                                                                         (continued)

AIM V.I. Global Real Estate Fund

average daily net assets for each class of      F. INDEPENDENT WRITTEN EVALUATION OF      Sub-Advisor currently is providing
the Fund. The Board considered the                 THE FUND'S SENIOR OFFICER              satisfactory services in accordance with
contractual nature of this fee waiver and                                                 the terms of the Fund's sub-advisory
noted that it remains in effect until at     The Board noted that, upon their             agreement. In addition, based on their
least April 30, 2009. The Board reviewed     direction, the Senior Officer of the Fund,   ongoing meetings throughout the year with
the Fund's effective advisory fee rate,      who is independent of AIM and AIM's          the Fund's portfolio managers, the Board
after taking account of this expense         affiliates, had prepared an independent      concluded that these individuals are
limitation, and considered the effect this   written evaluation to assist the Board in    competent and able to continue to carry
expense limitation would have on the         determining the reasonableness of the        out their responsibilities under the
Fund's estimated total expenses. The Board   proposed management fees of the AIM Funds,   Fund's sub-advisory agreement.
concluded that the levels of fee             including the Fund. The Board noted that
waivers/expense limitations for the Fund     they had relied upon the Senior Officer's       B. FUND PERFORMANCE
were fair and reasonable.                    written evaluation instead of a
                                             competitive bidding process. In              The Board compared the Fund's performance
   The Board noted that AIM has not          determining whether to continue the Fund's   during the past one, three and five
proposed any advisory fee waivers for the    advisory agreement, the Board considered     calendar years to the performance of funds
Fund. However, the Board also noted that     the Senior Officer's written evaluation.     in the Fund's Lipper peer group that are
AIM has recommended that the Board approve                                                not managed by AIM, and against the
an amendment to the Fund's contractual          G. COLLATERAL BENEFITS TO AIM AND ITS     performance of all funds in the Lipper
advisory fee schedule that would implement         AFFILIATES                             Variable Annuity Underlying Funds - Real
the contractual advisory fee waiver that                                                  Estate Index. The Board also reviewed the
had been formerly committed to by AIM,       The Board considered various other           methodology used by Lipper to identify the
which waiver provided for lower effective    benefits received by AIM and its             Fund's peers. The Board noted that the
fee rates at all asset levels than the       affiliates resulting from AIM's              Fund's performance was above the median
Fund's current contractual advisory fee      relationship with the Fund, including the    performance of its peers for the one year
schedule. The Board noted that AIM's         fees received by AIM and its affiliates      period, and comparable to such performance
recommendation was made in response to the   for their provision of administrative,       for the three and five year periods. The
recommendation of the independent Senior     transfer agency and distribution services    Board noted that the Fund's performance
Officer that AIM consider whether the        to the Fund. The Board considered the        was above the performance of the Index for
advisory fee waivers for certain equity      performance of AIM and its affiliates in     the one, three and five year periods. The
AIM Funds, including the Fund, should be     providing these services and the             Board also considered the steps AIM has
simplified. The Board concluded that it      organizational structure employed by AIM     taken over the last several years to
would be appropriate to approve the          and its affiliates to provide these          improve the quality and efficiency of the
proposed amendment to the Fund's             services. The Board also considered that     services that AIM provides to the AIM
contractual advisory fee schedule and that   these services are provided to the Fund      Funds. The Board concluded that AIM
it was not necessary at this time to         pursuant to written contracts which are      continues to be responsive to the Board's
discuss with AIM whether to implement any    reviewed and approved on an annual basis     focus on fund performance. Although the
fee waivers for the Fund.                    by the Board. The Board concluded that AIM   independent written evaluation of the
                                             and its affiliates were providing these      Fund's Senior Officer (discussed below)
   After taking account of the Fund's        services in a satisfactory manner and in     only considered Fund performance through
contractual advisory fee rate, as well as    accordance with the terms of their           the most recent calendar year, the Board
the comparative advisory fee information     contracts, and were qualified to continue    also reviewed more recent Fund performance
and the expense limitation discussed         to provide these services to the Fund.       and this review did not change their
above, the Board concluded that the Fund's                                                conclusions.
advisory fees were fair and reasonable.         The Board considered the benefits
                                             realized by AIM as a result of portfolio        C. SUB-ADVISORY FEES
   D. ECONOMIES OF SCALE AND BREAKPOINTS     brokerage transactions executed through
                                             "soft dollar" arrangements. Under these      The Board compared the Fund's contractual
The Board considered the extent to which     arrangements, portfolio brokerage            sub-advisory fee rate to the sub-advisory
there are economies of scale in AIM's        commissions paid by the Fund and/or other    fees paid by other sub-advisory clients of
provision of advisory services to the        funds advised by AIM are used to pay for     the Sub-Advisor with investment strategies
Fund. The Board also considered whether      research and execution services. The Board   comparable to those of the Fund, including
the Fund benefits from such economies of     noted that soft dollar arrangements shift    three mutual funds sub-advised by the
scale through contractual breakpoints in     the payment obligation for the research      Sub-Advisor and three offshore funds
the Fund's advisory fee schedule or          and executions services from AIM to the      sub-advised by the Sub-Advisor. The Board
through advisory fee waivers or expense      funds and therefore may reduce AIM's         noted that the Fund's sub-advisory fee
limitations. The Board noted that the        expenses. The Board also noted that          rate was: (i) the same as or comparable to
Fund's contractual advisory fee schedule     research obtained through soft dollar        the sub-advisory fee rates for two of the
currently does not include any breakpoints   arrangements may be used by AIM in making    mutual funds and below the sub-advisory
but that the amendment to the Fund's         investment decisions for the Fund and may    fee rate for the third mutual fund; (ii)
contractual advisory fee schedule            therefore benefit Fund shareholders. The     below the sub-advisory fee rates for two
discussed above provides for seven           Board concluded that AIM's soft dollar       of the offshore funds and the same as the
breakpoints. Based on this information,      arrangements were appropriate. The Board     sub-advisory fee rate for the third
the Board concluded that the Fund's          also concluded that, based on their review   offshore fund. Additionally, the Board
advisory fees will appropriately reflect     and representations made by AIM, these       compared the Fund's contractual
economies of scale upon the Board's          arrangements were consistent with            sub-advisory fee rate to the total
approval of the amendment to the Fund's      regulatory requirements.                     advisory fees paid by numerous separately
contractual advisory fee schedule. The                                                    managed accounts/wrap accounts sub-advised
Board also noted that the Fund shares           The Board considered the fact that the    by the Sub-Advisor with investment
directly in economies of scale through       Fund's uninvested cash and cash collateral   strategies comparable to those of the
lower fees charged by third party service    from any securities lending arrangements     Fund. The Board noted that the Fund's
providers based on the combined size of      may be invested in money market funds        sub-advisory fee rate was generally
all of the AIM Funds and affiliates.         advised by AIM pursuant to procedures        comparable to the rates for the separately
                                             approved by the Board. The Board noted       managed accounts/wrap accounts. The Board
   E. PROFITABILITY AND FINANCIAL            that AIM will receive advisory fees from     considered the services to be provided by
      RESOURCES OF AIM                       these affiliated money market funds          the Sub-Advisor pursuant to the Fund's
                                             attributable to such investments, although   sub-advisory agreement and the services to
The Board reviewed information from AIM      AIM has contractually agreed to waive the    be provided by AIM pursuant to the Fund's
concerning the costs of the advisory and     advisory fees payable by the Fund with       advisory agreement, as well as the
other services that AIM and its affiliates   respect to its investment of uninvested      allocation of fees between AIM and the
provide to the Fund and the profitability    cash in these affiliated money market        Sub-Advisor pursuant to the sub-advisory
of AIM and its affiliates in providing       funds through at least April 30, 2009. The   agreement. The Board noted that the
these services. The Board also reviewed      Board considered the contractual nature of   sub-advisory fees have no direct effect on
information concerning the financial         this fee waiver and noted that it remains    the Fund or its shareholders, as they are
condition of AIM and its affiliates. The     in effect until at least April 30, 2009.     paid by AIM to the Sub-Advisor, and that
Board also reviewed with AIM the             The Board concluded that the Fund's          AIM and the Sub-Advisor are affiliates.
methodology used to prepare the              investment of uninvested cash and cash       After taking account of the Fund's
profitability information. The Board         collateral from any securities lending       contractual sub-advisory fee rate, as well
considered the overall profitability of      arrangements in the affiliated money         as the comparative sub-advisory fee
AIM, as well as the profitability of AIM     market funds is in the best interests of     information and the expense limitation
in connection with managing the Fund. The    the Fund and its shareholders.               discussed above, the Board concluded that
Board noted that AIM continues to operate                                                 the Fund's sub-advisory fees were fair and
at a net profit, although increased          II. SUB-ADVISORY AGREEMENT                   reasonable.
expenses in recent years have reduced the
profitability of AIM and its affiliates.        A. NATURE, EXTENT AND QUALITY OF             D. FINANCIAL RESOURCES OF THE
The Board concluded that the Fund's                SERVICES PROVIDED BY THE SUB-ADVISOR         SUB-ADVISOR
advisory fees were fair and reasonable,
and that the level of profits realized by    The Board reviewed the services provided     The Board considered whether the
AIM and its affiliates from providing        by INVESCO Institutional (N.A.), Inc. (the   Sub-Advisor is financially sound and has
services to the Fund was not excessive in    Sub-Advisor) under the Fund's sub-advisory   the resources necessary to perform its
light of the nature, quality and extent of   agreement, the performance of the            obligations under the Fund's sub-advisory
the services provided. The Board             Sub-Advisor in providing these services,     agreement, and concluded that the
considered whether AIM is financially        and the credentials and experience of the    Sub-Advisor has the financial resources
sound and has the resources necessary to     officers and employees of the Sub-Advisor    necessary to fulfill these obligations.
perform its obligations under the Fund's     who provide these services. The Board
advisory agreement, and concluded that AIM   concluded that the nature, extent and
has the financial resources necessary to     quality of the services provided by the
fulfill these obligations.                   Sub-Advisor were appropriate and that the

                       AIM V.I. Government Securities Fund
                Semiannual Report to Shareholders o June 30, 2007

FIXED INCOME

Intermediate-Term Taxable
Investment Grade

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


  [AIM INVESTMENTS LOGO]             Unless otherwise noted, all data in this
-- REGISTERED TRADEMARK --           report are from A I M Management Group Inc.

                                     THIS REPORT MUST BE ACCOMPANIED OR PRECEDED
                                     BY A CURRENTLY EFFECTIVE FUND PROSPECTUS
                                     AND VARIABLE PRODUCT PROSPECTUS, WHICH
                                     CONTAIN MORE COMPLETE INFORMATION,
                                     INCLUDING SALES CHARGES AND EXPENSES.
                                     INVESTORS SHOULD READ EACH CAREFULLY BEFORE
                                     INVESTING.

                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. Government Securities Fund

Fund performance                                                                             The performance data quoted represent
=======================================================================================   past performance and cannot guarantee
PERFORMANCE SUMMARY                                                                       comparable future results; current
                                                                                          performance may be lower or higher. Please
FUND VS. INDEXES                                                                          contact your variable product issuer or
                                                                                          financial advisor for the most recent
Cumulative total returns, 12/31/06-6/30/07, excluding variable product issuer charges.    month-end variable product performance.
If variable product issuer charges were included, returns would be lower.                 Performance figures reflect Fund expenses,
                                                                                          reinvested distributions and changes in
Series I Shares                                                                   1.19%   net asset value. Investment return and
Series II Shares                                                                  1.11    principal value will fluctuate so that you
Lehman Brothers U.S. Aggregate Bond Index(1) (Broad Market Index)                 0.98    may have a gain or loss when you sell
Lehman Brothers U.S. Government Index(1) (Style-Specific Index)*                  1.10    shares.
Lehman Brothers Intermediate U.S. Government and Mortgage Index(2)
   (Former Style-Specific Index)*                                                 1.26       The net annual Fund operating expense
Lipper VUF General U.S. Government Funds Index(1) (Peer Group Index)              0.59    ratio set forth in the most recent Fund
Lipper Intermediate U.S. Government Funds Index(1) (Former Peer Group Index)      0.85    prospectus as of the date of this report
                                                                                          for Series I and Series II shares was
Sources: (1) Lipper Inc.; (2) A I M Management Group Inc., Lehman Brothers Inc.           0.73% and 0.98%, respectively.(1) The
                                                                                          total annual Fund operating expense ratio
*    The Fund also included the Lehman Brothers U.S. Government Index, which the Fund     set forth in the most recent Fund
     has elected as its style-specific index rather than the Lehman Brothers              prospectus as of the date of this report
     Intermediate U.S. Government and Mortgage Index because the Fund believes the        for Series I and Series II shares was
     Lehman Brothers U.S. Government Index is better aligned with the Government Funds'   0.77% and 1.02%, respectively. The expense
     Morningstar category classification in terms of its duration profile.                ratios presented above may vary from the
                                                                                          expense ratios presented in other sections
The unmanaged Lehman Brothers U.S. Aggregate Bond Index (the Lehman Aggregate), which     of this report that are based on expenses
represents the U.S. investment-grade fixed-rate bond market (including government and     incurred during the period covered by this
corporate securities, mortgage pass-through securities and asset-backed securities), is   report.
compiled by Lehman Brothers, a global investment bank.
                                                                                             AIM V.I. Government Securities Fund, a
   The unmanaged Lehman Brothers U.S. Government Index consists of securities issued by   series portfolio of AIM Variable Insurance
the U.S. Government including public obligations of the U.S. Treasury with a remaining    Funds, is currently offered through
maturity of one year or more or publicly issued debt of U.S. government agencies,         insurance companies issuing variable
quasi-federal corporations and corporate or foreign debt guaranteed by the U.S.           products. You cannot purchase shares of
government.                                                                               the Fund directly. Performance figures
                                                                                          given represent the Fund and are not
   The Lehman Brothers Intermediate U.S. Government and Mortgage Index includes           intended to reflect actual variable
securities in the intermediate maturity range of the U.S. Government Index that must      product values. They do not reflect sales
have between 1 year and 10 years to final maturity regardless of call features, and       charges, expenses and fees assessed in
fixed-rate mortgage securities with a weighted average of at least 1 year and issued by   connection with a variable product. Sales
Government National Mortgage Association, Federal Home Loan Mortgage Corporation, or      charges, expenses and fees, which are
Federal National Mortgage Association.                                                    determined by the variable product
                                                                                          issuers, will vary and will lower the
   The Fund has elected to use the Lipper Variable Underlying Funds (VUF) General U.S.    total return.
Government Funds Index as its peer group instead of the Lipper Intermediate U.S.
Government Funds Index. In 2006, Lipper began publishing VUF indexes, allowing the Fund      Per NASD requirements, the most recent
to be compared with the Lipper VUF General U.S. Government Funds Index. The unmanaged     month-end performance data at the Fund
Lipper VUF General U.S. Government Funds Index is an unmanaged index of the largest       level, excluding variable product charges,
variable insurance underlying funds, based on total year-end net asset value, in the      is available on this AIM automated
Lipper General U.S. Government Funds category. Lipper Inc. is an independent mutual       information line, 866-702-4402. As
fund performance monitor.                                                                 mentioned above, for the most recent
                                                                                          month-end performance including variable
   The Lipper Intermediate U.S. Government Funds Index represents an average of the       product charges, please contact your
largest intermediate-term U.S. government bond funds tracked by Lipper Inc.               variable product issuer or financial
                                                                                          advisor.
   The Fund is not managed to track the performance of any particular index, including
the indexes defined here, and consequently, the performance of the Fund may deviate       (1)  Total annual operating expenses less
significantly from the performance of the indexes.                                             any contractual fee waivers and/or
                                                                                               expense reimbursements by the advisor
   A direct investment cannot be made in an index. Unless otherwise indicated, index           in effect through at least April 30,
results include reinvested dividends, and they do not reflect sales charges.                   2009. See current prospectus for more
Performance of an index of funds reflects fund expenses; performance of a market index         information.
does not.
=======================================================================================

==========================================   Series II shares' inception date is
FUND PERFORMANCE                             September 19, 2001. Returns since that
As of 6/30/07                                date are historical. All other returns are
SERIES I SHARES                              the blended returns of the historical
Inception (5/5/93)                   4.72%   performance of Series II shares since
10 Years                             4.74    their inception and the restated
 5 Years                             3.18    historical performance of Series I shares
 1 Year                              4.87    (for periods prior to inception of Series
                                             II shares) adjusted to reflect the Rule
SERIES II SHARES                             12b-1 fees applicable to Series II shares.
10 Years                             4.48%   The inception date of Series I shares is
 5 Years                             2.92    May 5, 1993.
 1 Year                              4.60
==========================================      The performance of the Fund's Series I
                                             and Series II share classes will differ
                                             primarily due to different class expenses.

AIM V.I. Government Securities Fund

PORTFOLIO COMPOSITION

By security type, based on Net Assets
as of June 30, 2007


----------------------------------------------------------
U.S. Mortgage-Backed Securities                    53.2%
----------------------------------------------------------
U.S. Government Agency Securities                  41.4
----------------------------------------------------------
Repurchase Agreements                               4.4
----------------------------------------------------------
U.S. Treasury Securities                            0.7
----------------------------------------------------------
Foreign Sovereign Debt                              0.3
__________________________________________________________
==========================================================

SCHEDULE OF INVESTMENTS

June 30, 2007
(Unaudited)


                                                PRINCIPAL
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
U.S. MORTGAGE-BACKED SECURITIES-55.68%(A)

COLLATERALIZED MORTGAGE OBLIGATIONS-2.15%

Fannie Mae REMICS,
  3.50%, 04/25/11                              $   58,438    $       58,276
---------------------------------------------------------------------------
  6.50%, 06/25/20                                 681,176           684,978
---------------------------------------------------------------------------
  6.00%, 08/25/30                               2,258,827         2,264,699
---------------------------------------------------------------------------
  5.50%, 07/25/34                               4,878,018         4,853,920
---------------------------------------------------------------------------
Freddie Mac REMICS,
  5.50%, 01/15/11 to 07/15/22                  10,590,558        10,590,631
---------------------------------------------------------------------------
  4.50%, 11/15/16                                 288,463           284,745
---------------------------------------------------------------------------
  6.00%, 03/15/27                               3,228,945         3,253,762
===========================================================================
                                                                 21,991,011
===========================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-13.54%

Pass Through Ctfs.,
  8.00%, 05/01/08 to 09/01/36                  24,809,960        26,320,915
---------------------------------------------------------------------------
  6.00%, 11/01/08 to 02/01/34                  21,381,949        21,488,636
---------------------------------------------------------------------------
  6.50%, 12/01/08 to 12/01/35                  47,133,838        48,061,320
---------------------------------------------------------------------------
  7.00%, 11/01/10 to 09/01/36                  31,192,440        32,338,794
---------------------------------------------------------------------------
  7.50%, 03/01/16 to 08/01/36                   5,971,085         6,212,742
---------------------------------------------------------------------------
  10.50%, 08/01/19                                 10,203            11,128
---------------------------------------------------------------------------
  8.50%, 09/01/20 to 08/01/31                   1,943,156         2,081,512
---------------------------------------------------------------------------
  10.00%, 03/01/21                                173,924           190,534
---------------------------------------------------------------------------
  9.00%, 06/01/21 to 06/01/22                   1,233,941         1,320,341
---------------------------------------------------------------------------
  7.05%, 05/20/27                                 463,998           476,702
===========================================================================
                                                                138,502,624
===========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-29.45%

Pass Through Ctfs.,
  6.00%, 05/01/09 to 03/01/37                  11,882,355        11,931,994
---------------------------------------------------------------------------
  7.50%, 11/01/09 to 10/01/36                  28,383,679        29,573,789
---------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION-(CONTINUED)

  6.50%, 10/01/10 to 04/01/37                  $66,458,515   $   67,695,440
---------------------------------------------------------------------------
  7.00%, 12/01/10 to 08/01/36                  86,001,033        88,973,235
---------------------------------------------------------------------------
  8.00%, 06/01/12 to 12/01/36                  25,440,880        26,851,085
---------------------------------------------------------------------------
  8.50%, 06/01/12 to 12/01/36                  10,458,847        11,179,195
---------------------------------------------------------------------------
  10.00%, 09/01/13 to 03/01/16                    136,086           145,197
---------------------------------------------------------------------------
  5.00%, 11/01/17 to 12/01/33                   2,417,720         2,335,629
---------------------------------------------------------------------------
  5.50%, 03/01/21                                   1,213             1,196
---------------------------------------------------------------------------
  6.75%, 07/01/24                               1,995,308         2,051,855
---------------------------------------------------------------------------
  6.95%, 10/01/25 to 09/01/26                     241,027           249,789
---------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 07/01/22(b)(c)                        21,703,000        21,380,851
---------------------------------------------------------------------------
  6.00%, 07/01/22(c)                           17,618,000        17,697,836
---------------------------------------------------------------------------
  6.50%, 07/01/37(b)(c)                        20,980,000        21,179,971
===========================================================================
                                                                301,247,062
===========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-10.54%

Pass Through Ctfs.,
  7.50%, 03/15/08 to 05/15/37                  26,242,301        27,396,639
---------------------------------------------------------------------------
  9.00%, 09/15/08 to 12/20/16                     185,152           197,585
---------------------------------------------------------------------------
  6.50%, 09/20/08 to 01/15/37                  39,760,919        40,783,068
---------------------------------------------------------------------------
  9.38%, 06/15/09 to 12/15/09                     519,104           538,625
---------------------------------------------------------------------------
  8.00%, 07/15/12 to 01/15/37                  10,469,690        11,108,683
---------------------------------------------------------------------------
  6.75%, 08/15/13                                 192,260           197,520
---------------------------------------------------------------------------
  11.00%, 10/15/15                                  2,722             3,021
---------------------------------------------------------------------------
  9.50%, 09/15/16                                   3,879             4,198
---------------------------------------------------------------------------
  7.00%, 04/15/17 to 03/15/37                  16,044,252        16,721,386
---------------------------------------------------------------------------
  10.50%, 09/15/17 to 11/15/19                      5,044             5,636
---------------------------------------------------------------------------
  8.50%, 12/15/17 to 01/15/37                   3,233,408         3,459,823
---------------------------------------------------------------------------
  10.00%, 06/15/19                                 69,764            77,140
---------------------------------------------------------------------------

AIM V.I. Government Securities Fund


                                                PRINCIPAL
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-(CONTINUED)

  6.00%, 06/20/20 to 08/15/33                  $5,378,892    $    5,386,035
---------------------------------------------------------------------------
  6.95%, 08/20/25 to 08/20/27                   1,855,042         1,927,302
===========================================================================
                                                                107,806,661
===========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $576,273,307)                                       569,547,358
===========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-43.35%(A)

FEDERAL AGRICULTURAL MORTGAGE CORP.-2.04%

Medium Term Notes,
  5.40%, 12/14/11                              10,000,000         9,936,000
---------------------------------------------------------------------------
  5.60%, 01/10/17                              11,000,000        10,879,330
===========================================================================
                                                                 20,815,330
===========================================================================

FEDERAL FARM CREDIT BANK (FFCB)-10.54%

Bonds,
  5.75%, 01/18/11                               2,000,000         2,030,020
---------------------------------------------------------------------------
  5.90%, 04/10/15                               8,615,000         8,561,845
---------------------------------------------------------------------------
  5.70%, 06/08/15                              42,500,000        42,061,400
---------------------------------------------------------------------------
  5.92%, 11/07/17                               9,350,000         9,232,845
---------------------------------------------------------------------------
  5.99%, 08/14/18                              14,845,000        14,643,108
---------------------------------------------------------------------------
  6.10%, 02/07/19                               9,835,000         9,718,947
---------------------------------------------------------------------------
  6.15%, 10/05/20                               6,000,000         5,920,860
---------------------------------------------------------------------------
  5.59%, 10/04/21                              10,075,000         9,804,486
---------------------------------------------------------------------------
  5.75%, 01/18/22                               2,775,000         2,703,738
---------------------------------------------------------------------------
Medium Term Notes, 5.75%, 12/07/28              3,100,000         3,153,413
===========================================================================
                                                                107,830,662
===========================================================================

FEDERAL HOME LOAN BANK (FHLB)-8.06%

Unsec. Bonds,
  5.60%, 06/09/20                               2,150,000         2,070,945
---------------------------------------------------------------------------
  6.35%, 10/04/21                               5,705,000         5,668,830
---------------------------------------------------------------------------
  6.15%, 01/03/22                              32,000,000        31,331,520
---------------------------------------------------------------------------
  6.15%, 12/08/26                              43,000,000        41,663,990
---------------------------------------------------------------------------
Unsec. Disc. Bonds, 6.00%, 11/16/15(d)          1,705,000         1,705,631
===========================================================================
                                                                 82,440,916
===========================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-9.48%

Unsec. Global Notes, 5.50%, 08/20/19            9,000,000         8,899,560
---------------------------------------------------------------------------
Unsec. Medium Term Notes, 5.25%, 12/05/11      88,600,000        88,019,670
===========================================================================
                                                                 96,919,230
===========================================================================

                                                PRINCIPAL
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-11.53%

Unsec. Global Bonds, 6.63%, 11/15/30           $  700,000(e) $      793,506
---------------------------------------------------------------------------
Unsec. Notes,
  6.00%, 04/19/13                               7,303,000         7,290,147
---------------------------------------------------------------------------
  6.00%, 11/17/15                               8,565,000         8,516,180
---------------------------------------------------------------------------
  6.13%, 03/21/16                              22,695,000        22,602,631
---------------------------------------------------------------------------
  6.50%, 07/26/16                              30,000,000        30,054,000
---------------------------------------------------------------------------
  6.38%, 12/28/20                              29,466,000        29,432,998
---------------------------------------------------------------------------
  6.25%, 03/29/22                              13,830,000        13,617,571
---------------------------------------------------------------------------
  6.50%, 11/25/25                               4,762,000         4,714,570
---------------------------------------------------------------------------
Unsec. Sub. Disc. Deb.,
  6.74%, 10/09/19(f)                            1,000,000           507,010
---------------------------------------------------------------------------
  7.37%, 10/09/19(f)                              800,000           405,608
===========================================================================
                                                                117,934,221
===========================================================================

PRIVATE EXPORT FUNDING CORP.-0.66%

Series G, Sec. Gtd. Notes, 6.67%, 09/15/09      6,601,000         6,789,195
===========================================================================

TENNESSEE VALLEY AUTHORITY-1.04%

Series A, Bonds, 6.79%, 05/23/12                5,000,000         5,327,300
---------------------------------------------------------------------------
Series G, Global Bonds, 5.38%, 11/13/08         5,347,000         5,359,886
===========================================================================
                                                                 10,687,186
===========================================================================
    Total U.S. Government Agency Securities
      (Cost $447,721,630)                                       443,416,740
===========================================================================

U.S. TREASURY SECURITIES-0.71%(A)

U.S. TREASURY BONDS-0.47%

7.50%, 11/15/24                                 2,815,000(e)      3,542,509
---------------------------------------------------------------------------
7.63%, 02/15/25                                   550,000           700,733
---------------------------------------------------------------------------
6.88%, 08/15/25                                   500,000           595,940
===========================================================================
                                                                  4,839,182
===========================================================================

U.S. TREASURY STRIPS-0.24%

4.78%, 11/15/18(f)                              1,400,000           778,974
---------------------------------------------------------------------------
4.94%, 11/15/18(f)                              2,100,000         1,168,461
---------------------------------------------------------------------------
6.37%, 11/15/18(f)                                405,000           225,346
---------------------------------------------------------------------------
6.79%, 11/15/18(f)                                250,000           139,103
---------------------------------------------------------------------------
6.85%, 11/15/18(f)                                250,000           139,102
===========================================================================
                                                                  2,450,986
===========================================================================
    Total U.S. Treasury Securities (Cost
      $7,024,300)                                                 7,290,168
===========================================================================

BONDS & NOTES-0.37%

FOREIGN SOVEREIGN DEBT-0.37%(A)

Israel Government AID Bond (Israel), U.S.
  Gtd. Global Bonds, 5.13%, 11/01/24 (Cost
  $3,834,761)                                   3,800,000         3,722,936
===========================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-100.11% (Cost $1,034,853,998)                   1,023,977,202
===========================================================================

AIM V.I. Government Securities Fund


                                                PRINCIPAL
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

                                               REPURCHASE
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
REPURCHASE AGREEMENTS-4.56%

Barclays Capital Inc., Joint agreement dated
  06/29/07 aggregate maturing value
  $390,053,883 (collateralized by U.S.
  Government obligations valued at
  $397,679,489; 0.00%-5.25%,
  07/06/07-06/22/10) 5.32%, 07/02/07 (Cost
  $46,661,032)(g)(h)                           $46,681,718   $   46,661,032
===========================================================================
TOTAL INVESTMENTS-104.67% (Cost
  $1,081,515,030)                                             1,070,638,234
===========================================================================
OTHER ASSETS LESS LIABILITIES-(4.67)%                           (47,764,135)
===========================================================================
NET ASSETS-100.00%                                           $1,022,874,099
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
REMIC   - Real Estate Mortgage Investment Conduit
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2007 was $1,023,977,202, which represented 100.11% of the Fund's Net Assets. See
    Note 1A.
(b) This security is subject to dollar roll transactions. See Note 1K.
(c) Security purchased on forward commitment basis.
(d) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1O and Note 7.
(f) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g) Security is considered a cash equivalent for the purpose of the Statement of Cash Flows. See Note 1J.
(h) Principal amount equals value at period end. See Note 1L.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Government Securities Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

Investments, at value (Cost $1,081,515,030)   $1,070,638,234
============================================================
Receivables for:
  Investments sold                                32,799,780
------------------------------------------------------------
  Variation margin                                 1,805,692
------------------------------------------------------------
  Fund shares sold                                 3,853,176
------------------------------------------------------------
  Interest                                         8,303,108
------------------------------------------------------------
  Fund expenses absorbed                               8,544
------------------------------------------------------------
  Principal paydowns                                  43,357
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                52,251
------------------------------------------------------------
Other assets                                           2,046
============================================================
    Total assets                               1,117,506,188
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           93,788,787
------------------------------------------------------------
  Fund shares reacquired                              52,332
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  98,837
------------------------------------------------------------
Accrued administrative services fees                 624,149
------------------------------------------------------------
Accrued distribution fees -- Series II                 9,795
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             5,823
------------------------------------------------------------
Accrued transfer agent fees                            1,471
------------------------------------------------------------
Accrued operating expenses                            50,895
============================================================
    Total liabilities                             94,632,089
============================================================
Net assets applicable to shares outstanding   $1,022,874,099
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,024,834,678
------------------------------------------------------------
Undistributed net investment income               70,752,333
------------------------------------------------------------
Undistributed net realized gain (loss)           (61,817,342)
------------------------------------------------------------
Unrealized appreciation (depreciation)           (10,895,570)
============================================================
                                              $1,022,874,099
____________________________________________________________
============================================================

NET ASSETS:

Series I                                      $1,007,377,945
____________________________________________________________
============================================================
Series II                                     $   15,496,154
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                          84,343,484
____________________________________________________________
============================================================
Series II                                          1,305,555
____________________________________________________________
============================================================
Series I:
  Net asset value per share                   $        11.94
____________________________________________________________
============================================================
Series II:
  Net asset value per share                   $        11.87
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Interest                                       $ 27,948,687
-----------------------------------------------------------
Dividends from affiliated money market funds         28,871
===========================================================
    Total investment income                      27,977,558
===========================================================

EXPENSES:

Advisory fees                                     2,258,368
-----------------------------------------------------------
Administrative services fees                      1,324,981
-----------------------------------------------------------
Custodian fees                                       38,417
-----------------------------------------------------------
Distribution fees -- Series II                       19,756
-----------------------------------------------------------
Transfer agent fees                                   8,334
-----------------------------------------------------------
Trustees' and officer's fees and benefits            22,688
-----------------------------------------------------------
Other                                                62,836
===========================================================
    Total expenses                                3,735,380
===========================================================
Less: Fees waived and expense offset
  arrangement                                      (158,970)
===========================================================
    Net expenses                                  3,576,410
===========================================================
Net investment income                            24,401,148
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                            (739,895)
-----------------------------------------------------------
  Futures contracts                              (6,838,280)
===========================================================
                                                 (7,578,175)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (4,266,701)
-----------------------------------------------------------
  Futures contracts                              (1,025,827)
===========================================================
                                                 (5,292,528)
===========================================================
Net realized and unrealized gain (loss)         (12,870,703)
===========================================================
Net increase in net assets resulting from
  operations                                   $ 11,530,445
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Government Securities Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                   JUNE 30,       DECEMBER 31,
                                                     2007             2006
-------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                         $   24,401,148    $ 40,090,918
-------------------------------------------------------------------------------
  Net realized gain (loss)                          (7,578,175)    (10,189,741)
-------------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation)                                  (5,292,528)        412,143
===============================================================================
    Net increase in net assets resulting from
     operations                                     11,530,445      30,313,320
===============================================================================
Distributions to shareholders from net
  investment income:
  Series I                                                  --     (35,873,306)
-------------------------------------------------------------------------------
  Series II                                                 --        (608,462)
===============================================================================
    Decrease in net assets resulting from
     distributions                                          --     (36,481,768)
===============================================================================
Share transactions-net:
  Series I                                          88,623,717     100,669,509
-------------------------------------------------------------------------------
  Series II                                           (901,407)     (2,567,156)
===============================================================================
    Net increase in net assets resulting from
     share transactions                             87,722,310      98,102,353
===============================================================================
    Net increase in net assets                      99,252,755      91,933,905
===============================================================================

NET ASSETS:

  Beginning of period                              923,621,344     831,687,439
===============================================================================
  End of period (including undistributed net
    investment income of $70,752,333 and
    $46,351,185, respectively)                  $1,022,874,099    $923,621,344
_______________________________________________________________________________
===============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Government Securities Fund

STATEMENT OF CASH FLOWS

For the six months ended June 30, 2007
(Unaudited)

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations          $ 11,530,445
============================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE (DECREASE) IN NET
  ASSETS TO NET CASH PROVIDED BY (USED IN) OPERATIONS:

  Purchases of investment securities                            (500,119,579)
----------------------------------------------------------------------------
  Amortization of premium and accretion of discount on
    investment securities                                            346,079
----------------------------------------------------------------------------
  Proceeds from disposition of investment securities and
    principal payments                                           354,216,084
----------------------------------------------------------------------------
  Realized gain (loss) on investment securities                      739,895
----------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation) on
    investment securities                                          4,266,701
----------------------------------------------------------------------------
  Increase in variation margin receivable                         (1,694,067)
----------------------------------------------------------------------------
  Increase in receivables and other assets                          (891,043)
----------------------------------------------------------------------------
  Increase in accrued expenses and other payables                     73,222
============================================================================
    Net cash provided by (used in) operating activities         (131,532,263)
============================================================================

CASH PROVIDED BY FINANCING ACTIVITIES:

  Proceeds from shares of beneficial interest sold               112,239,591
----------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                   (27,779,660)
----------------------------------------------------------------------------
  Decrease in amount due to custodian                             (2,617,382)
============================================================================
    Net cash provided by financing activities                     81,842,549
============================================================================
Net increase (decrease) in cash and cash equivalents             (49,689,714)
============================================================================
Cash and cash equivalents at beginning of period                  96,350,746
============================================================================
Cash and cash equivalents at end of period                      $ 46,661,032
____________________________________________________________________________
============================================================================

See accompany Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Government Securities Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Government Securities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund"). The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated

AIM V.I. Government Securities Fund

     for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN THE FUND -- U.S. Government Funds -- The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

J. CASH AND CASH EQUIVALENTS -- For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

K. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

L. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

M. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are

AIM V.I. Government Securities Fund

     translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

N. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

O. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

P. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.50%
-------------------------------------------------------------------
Over $250 million                                             0.45%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.73% and Series II shares to 0.98% of average daily net assets, through at least April 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, effective July 1, 2007, AIM has contractually agreed through at least April 30, 2009 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $156,733.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

AIM V.I. Government Securities Fund


    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2007, AIM was paid $117,218 for accounting and fund administrative services and reimbursed $1,207,763 for services provided by insurance companies.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in the affiliated money market fund for the six months ended June 30, 2007. During the period, each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                                                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND                                               12/31/06          AT COST          FROM SALES         06/30/07        INCOME
---------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio -- Institutional
  Class                                           $96,350,746         $   --         $(96,350,746)        $   --         $28,871
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $2,237.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $4,068 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

AIM V.I. Government Securities Fund


    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--FUTURES CONTRACTS

On June 30, 2007, $9,775,826 principal amount of U.S. Treasury and U.S. Government obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                           OPEN FUTURES CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               UNREALIZED
                                                              NUMBER OF       MONTH/            VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS     COMMITMENT        06/30/07       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                        708      Sept.-07/Long    $144,277,125        $529,407
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                      1,642      Sept.-07/Long     170,896,281         (85,640)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                     1,957      Sept.-07/Long     206,861,016        (808,919)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                                       221      Sept.-07/Long      23,812,750         346,378
===========================================================================================================================
  Total                                                                                     $545,847,172        $(18,774)
___________________________________________________________________________________________________________________________
===========================================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2011                                                $11,708,442
-----------------------------------------------------------------------------
December 31, 2012                                                  7,926,972
-----------------------------------------------------------------------------
December 31, 2013                                                 12,902,211
-----------------------------------------------------------------------------
December 31, 2014                                                 17,860,899
=============================================================================
Total capital loss carryforward                                  $50,398,524
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $269,109,136 and $54,098,563, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $0 and $50,000,000, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $  1,192,384
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (11,920,845)
==============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                     $(10,728,461)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,081,366,695.

AIM V.I. Government Securities Fund

NOTE 10--SHARE INFORMATION


                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2007(a)             DECEMBER 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     9,604,995    $114,482,676    14,050,842    $167,801,734
----------------------------------------------------------------------------------------------------------------------
  Series II                                                       81,966         972,488       165,527       1,967,287
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --     3,040,111      35,873,306
----------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --        51,828         608,462
======================================================================================================================
Reacquired:
  Series I                                                    (2,165,894)    (25,858,959)   (8,636,109)   (103,005,531)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                     (157,877)     (1,873,895)     (432,546)     (5,142,905)
======================================================================================================================
                                                               7,363,190    $ 87,722,310     8,239,653    $ 98,102,353
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 91% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM V.I. Government Securities Fund


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     SERIES I
                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                      JUNE 30,           --------------------------------------------------------
                                                        2007               2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                 $    11.80          $  11.87    $  12.07    $  12.23    $  12.40    $  11.53
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:

  Net investment income(a)                                 0.30              0.55        0.45        0.40        0.36        0.49
---------------------------------------------------------------------------------------------------------------------------------

  Net gains (losses) on securities (both
    realized and unrealized)                              (0.16)            (0.13)      (0.25)      (0.09)      (0.23)       0.61
=================================================================================================================================

    Total from investment operations                       0.14              0.42        0.20        0.31        0.13        1.10
=================================================================================================================================
Less distributions:

  Dividends from net investment income                       --             (0.49)      (0.40)      (0.47)      (0.30)      (0.23)
---------------------------------------------------------------------------------------------------------------------------------

  Distributions from net realized gains                      --                --          --          --       (0.00)         --
=================================================================================================================================

    Total distributions                                      --             (0.49)      (0.40)      (0.47)      (0.30)      (0.23)
=================================================================================================================================

Net asset value, end of period                       $    11.94          $  11.80    $  11.87    $  12.07    $  12.23    $  12.40
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Total return(b)                                            1.19%             3.55%       1.66%       2.56%       1.07%       9.59%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:

Net assets, end of period (000s omitted)             $1,007,378          $907,403    $812,824    $652,226    $526,482    $428,322
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:

  With fee waivers and/or expense reimbursements           0.73%(c)          0.71%       0.85%       0.87%       0.76%       0.81%
---------------------------------------------------------------------------------------------------------------------------------

  Without fee waivers and/or expense
    reimbursements                                         0.76%(c)          0.77%       0.88%       0.87%       0.76%       0.81%
=================================================================================================================================

Ratio of net investment income to average net
  assets                                                   5.00%(c)          4.62%       3.68%       3.20%       2.93%       4.01%
=================================================================================================================================

Ratio of interest expense to average net assets              --%               --%       0.11%       0.09%       0.01%       0.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Portfolio turnover rate(d)                                   11%               89%        174%         95%        265%        170%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $968,323,814.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                       SERIES II
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                           JUNE 30,           ---------------------------------------------------
                                                             2007              2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                       $ 11.74            $ 11.81    $ 12.01    $ 12.17    $ 12.35    $ 11.52
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:

  Net investment income(a)                                    0.28               0.52       0.41       0.36       0.33       0.46
---------------------------------------------------------------------------------------------------------------------------------

  Net gains (losses) on securities (both realized and
    unrealized)                                              (0.15)             (0.13)     (0.24)     (0.08)     (0.22)      0.60
=================================================================================================================================

    Total from investment operations                          0.13               0.39       0.17       0.28       0.11       1.06
=================================================================================================================================
Less distributions:

  Dividends from net investment income                          --              (0.46)     (0.37)     (0.44)     (0.29)     (0.23)
---------------------------------------------------------------------------------------------------------------------------------

  Distributions from net realized gains                         --                 --         --         --      (0.00)        --
=================================================================================================================================

    Total distributions                                         --              (0.46)     (0.37)     (0.44)     (0.29)     (0.23)
=================================================================================================================================

Net asset value, end of period                             $ 11.87            $ 11.74    $ 11.81    $ 12.01    $ 12.17    $ 12.35
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Total return(b)                                               1.11%              3.28%      1.41%      2.27%      0.93%      9.25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:

Net assets, end of period (000s omitted)                   $15,496            $16,218    $18,863    $17,728    $22,325    $14,926
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:

  With fee waivers and/or expense reimbursements              0.98%(c)           0.96%      1.10%      1.12%      1.01%      1.06%
---------------------------------------------------------------------------------------------------------------------------------

  Without fee waivers and/or expense reimbursements           1.01%(c)           1.02%      1.13%      1.12%      1.01%      1.06%
=================================================================================================================================

Ratio of net investment income to average net assets          4.75%(c)           4.37%      3.43%      2.95%      2.68%      3.76%
=================================================================================================================================

Ratio of interest expense to average net assets                 --%                --%      0.11%      0.09%      0.01%      0.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Portfolio turnover rate(d)                                      11%                89%       174%        95%       265%       170%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $15,935,486.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM V.I. Government Securities Fund


NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM V.I. Government Securities Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information about   actual ending account balance or expenses
ongoing costs, including management fees;    actual account values and actual expenses.   you paid for the period. You may use this
distribution and/or service (12b-1) fees;    You may use the information in this table,   information to compare the ongoing costs
and other Fund expenses. This example is     together with the amount you invested, to    of investing in the Fund and other funds.
intended to help you understand your         estimate the expenses that you paid over     To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   the period. Simply divide your account       example with the 5% hypothetical examples
the Fund and to compare these costs with     value by $1,000 (for example, an $8,600      that appear in the shareholder reports of
ongoing costs of investing in other mutual   account value divided by $1,000 = 8.6),      the other funds.
funds. The example is based on an            then multiply the result by the number in
investment of $1,000 invested at the         the table under the heading entitled            Please note that the expenses shown in
beginning of the period and held for the     "Actual Expenses Paid During Period" to      the table are meant to highlight your
entire period January 1, 2007, through       estimate the expenses you paid on your       ongoing costs. Therefore, the hypothetical
June 30, 2007.                               account during this period.                  information is useful in comparing ongoing
                                                                                          costs, and will not help you determine the
   The actual and hypothetical expenses in   HYPOTHETICAL EXAMPLE FOR COMPARISON          relative total costs of owning different
the examples below do not represent the      PURPOSES                                     funds.
effect of any fees or other expenses
assessed in connection with a variable       The table below also provides information
product; if they did, the expenses shown     about hypothetical account values and
would be higher while the ending account     hypothetical expenses based on the Fund's
values shown would be lower.                 actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

Series I           $1,000.00            $1,011.90             $3.64              $1,021.17             $3.66              0.73%
Series II           1,000.00             1,011.10              4.89               1,019.93              4.91              0.98

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. Government Securities Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     mendations and makes its own                 A. NATURE, EXTENT AND QUALITY OF SERVICES
Variable Insurance Funds is required under   recommendations regarding the performance,      PROVIDED BY AIM
the Investment Company Act of 1940 to        fees and expenses of the AIM Funds to the
approve annually the renewal of the AIM      full Board. Moreover, the Investments        The Board reviewed the advisory services
V.I. Government Securities Fund (the Fund)   Committee considers each Sub-Committee's     provided to the Fund by AIM under the
investment advisory agreement with A I M     recommendations in making its annual         Fund's advisory agreement, the performance
Advisors, Inc. (AIM). During contract        recommendation to the Board whether to       of AIM in providing these services, and
renewal meetings held on June 25-27, 2007,   approve the continuance of each AIM Fund's   the credentials and experience of the
the Board as a whole and the disinterested   investment advisory agreement and            officers and employees of AIM who provide
or "independent" Trustees, voting            sub-advisory agreement, if applicable        these services. The Board's review of the
separately, approved the continuance of      (advisory agreements), for another year.     qualifications of AIM to provide these
the Fund's investment advisory agreement                                                  services included the Board's
for another year, effective July 1, 2007.       The independent Trustees, as mentioned    consideration of AIM's portfolio and
In doing so, the Board determined that the   above, are assisted in their annual          product review process, various back
Fund's advisory agreement is in the best     evaluation of the advisory agreements by     office support functions provided by AIM,
interests of the Fund and its shareholders   the independent Senior Officer. One          and AIM's equity and fixed income trading
and that the compensation to AIM under the   responsibility of the Senior Officer is to   operations. The Board concluded that the
Fund's advisory agreement is fair and        manage the process by which the AIM Funds'   nature, extent and quality of the advisory
reasonable.                                  proposed management fees are negotiated      services provided to the Fund by AIM were
                                             during the annual contract renewal process   appropriate and that AIM currently is
   The independent Trustees met separately   to ensure that they are negotiated in a      providing satisfactory advisory services
during their evaluation of the Fund's        manner which is at arms' length and          in accordance with the terms of the Fund's
investment advisory agreement with           reasonable. Accordingly, the Senior          advisory agreement. In addition, based on
independent legal counsel from whom they     Officer must either supervise a              their ongoing meetings throughout the year
received independent legal advice, and the   competitive bidding process or prepare an    with the Fund's portfolio managers, the
independent Trustees also received           independent written evaluation. The Senior   Board concluded that these individuals are
assistance during their deliberations from   Officer has recommended that an              competent and able to continue to carry
the independent Senior Officer, a            independent written evaluation be provided   out their responsibilities under the
full-time officer of the AIM Funds who       and, upon the direction of the Board, has    Fund's advisory agreement.
reports directly to the independent          prepared an independent written
Trustees. The following discussion more      evaluation.                                     In determining whether to continue the
fully describes the process employed by                                                   Fund's advisory agreement, the Board
the Board to evaluate the performance of        During the annual contract renewal        considered the prior relationship between
the AIM Funds (including the Fund)           process, the Board considered the factors    AIM and the Fund, as well as the Board's
throughout the year and, more                discussed below under the heading "Factors   knowledge of AIM's operations, and
specifically, during the annual contract     and Conclusions and Summary of Independent   concluded that it was beneficial to
renewal meetings.                            Written Fee Evaluation" in evaluating the    maintain the current relationship, in
                                             fairness and reasonableness of the Fund's    part, because of such knowledge. The Board
THE BOARD'S FUND EVALUATION PROCESS          advisory agreement at the contract renewal   also considered the steps that AIM and its
                                             meetings and at their meetings throughout    affiliates have taken over the last
The Board's Investments Committee has        the year as part of their ongoing            several years to improve the quality and
established three Sub-Committees which are   oversight of the Fund. The Fund's advisory   efficiency of the services they provide to
responsible for overseeing the management    agreement was considered separately,         the Funds in the areas of investment
of a number of the series portfolios of      although the Board also considered the       performance, product line diversification,
the AIM Funds. This Sub-Committee            common interests of all of the AIM Funds     distribution, fund operations, shareholder
structure permits the Trustees to focus on   in their deliberations. The Board            services and compliance. The Board
the performance of the AIM Funds that have   comprehensively considered all of the        concluded that the quality and efficiency
been assigned to them. The Sub-Committees    information provided to them and did not     of the services AIM and its affiliates
meet throughout the year to review the       identify any particular factor that was      provide to the AIM Funds in each of these
performance of their assigned funds, and     controlling. Furthermore, each Trustee may   areas have generally improved, and support
the Sub-Committees review monthly and        have evaluated the information provided      the Board's approval of the continuance of
quarterly comparative performance            differently from one another and             the Fund's advisory agreement.
information and periodic asset flow data     attributed different weight to the various
for their assigned funds. These materials    factors. The Trustees recognized that the    B. FUND PERFORMANCE
are prepared under the direction and         advisory arrangements and resulting
supervision of the independent Senior        advisory fees for the Fund and the other     The Board compared the Fund's performance
Officer. Over the course of each year, the   AIM Funds are the result of years of         during the past one, three and five
Sub-Committees meet with portfolio           review and negotiation between the           calendar years to the performance of funds
managers for their assigned funds and        Trustees and AIM, that the Trustees may      in the Fund's Lipper peer group that are
other members of management and review       focus to a greater extent on certain         not managed by AIM, and against the
with these individuals the performance,      aspects of these arrangements in some        performance of all funds in the Lipper
investment objective(s), policies,           years than others, and that the Trustees'    Variable Annuity Underlying Funds -
strategies and limitations of these funds.   deliberations and conclusions in a           General U.S. Government Index. The Board
                                             particular year may be based in part on      also reviewed the methodology used by
   In addition to their meetings             their deliberations and conclusions of       Lipper to identify the Fund's peers. The
throughout the year, the Sub-Committees      these same arrangements throughout the       Board noted that the Fund's performance
meet at designated contract renewal          year and in prior years.                     was comparable to the median performance
meetings each year to conduct an in-depth                                                 of its peers for the one year period, and
review of the performance, fees and          FACTORS AND CONCLUSIONS AND SUMMARY OF       below such performance for the three and
expenses of their assigned funds. During     INDEPENDENT WRITTEN FEE EVALUATION           five year periods. The Board noted that
the contract renewal process, the Trustees                                                the Fund's performance was above the
receive comparative performance and fee      The discussion below serves as a summary     performance of the Index for the one year
data regarding all the AIM Funds prepared    of the Senior Officer's independent          period, and below such Index for the three
by an independent company, Lipper, Inc.,     written evaluation, as well as a             and five year periods. The Board noted
under the direction and supervision of the   discussion of the material factors and       that AIM made changes to the Fund's
independent Senior Officer who also          related conclusions that formed the basis    portfolio management team in 2007, which
prepares a separate analysis of this         for the Board's approval of the Fund's       need more time to be evaluated before a
information for the Trustees. Each           advisory agreement. Unless otherwise         conclusion can be reached that the changes
Sub-Committee then makes recommendations     stated, information set forth below is as    have adequately addressed the Fund's
to the Investments Committee regarding the   of June 27, 2007 and does not reflect any    underperformance. The Board also
performance, fees and expenses of their      changes that may have occurred since that    considered the steps AIM has taken over
assigned funds. The Investments Committee    date, including but not limited to changes   the last several years to improve the
considers each Sub-Committee's recom-        to the Fund's performance, advisory fees,    quality and efficiency of the services
                                             expense limitations and/or fee waivers.      that AIM provides to

                                                                                                                         (continued)

AIM V.I. Government Securities Fund

the AIM Funds. The Board concluded that      E. PROFITABILITY AND FINANCIAL RESOURCES     by the Fund and/or other funds advised by
AIM continues to be responsive to the           OF AIM                                    AIM are used to pay for research and
Board's focus on fund performance.                                                        execution services. The Board noted that
Although the independent written             The Board reviewed information from AIM      soft dollar arrangements shift the payment
evaluation of the Fund's Senior Officer      concerning the costs of the advisory and     obligation for the research and executions
(discussed below) only considered Fund       other services that AIM and its affiliates   services from AIM to the funds and
performance through the most recent          provide to the Fund and the profitability    therefore may reduce AIM's expenses. The
calendar year, the Board also reviewed       of AIM and its affiliates in providing       Board also noted that research obtained
more recent Fund performance and this        these services. The Board also reviewed      through soft dollar arrangements may be
review did not change their conclusions.     information concerning the financial         used by AIM in making investment decisions
                                             condition of AIM and its affiliates. The     for the Fund and may therefore benefit
C. ADVISORY FEES AND FEE WAIVERS             Board also reviewed with AIM the             Fund shareholders. The Board concluded
                                             methodology used to prepare the              that AIM's soft dollar arrangements were
The Board compared the Fund's                profitability information. The Board         appropriate. The Board also concluded
contractual advisory fee rate to the         considered the overall profitability of      that, based on their review and
contractual advisory fee rates of funds in   AIM, as well as the profitability of AIM     representations made by AIM, these
the Fund's Lipper peer group that are not    in connection with managing the Fund. The    arrangements were consistent with
managed by AIM, at a common asset level      Board noted that AIM continues to operate    regulatory requirements.
and as of the end of the past calendar       at a net profit, although increased
year. The Board noted that the Fund's        expenses in recent years have reduced the
advisory fee rate was below the median       profitability of AIM and its affiliates.
advisory fee rate of its peers. The Board    The Board concluded that the Fund's
also reviewed the methodology used by        advisory fees were fair and reasonable,
Lipper and noted that the contractual fee    and that the level of profits realized by
rates shown by Lipper include any            AIM and its affiliates from providing
applicable long-term contractual fee         services to the Fund was not excessive in
waivers. The Board noted that AIM does not   light of the nature, quality and extent of
serve as an advisor to other mutual funds    the services provided. The Board
or other clients with investment             considered whether AIM is financially
strategies comparable to those of the        sound and has the resources necessary to
Fund.                                        perform its obligations under the Fund's
                                             advisory agreement, and concluded that AIM
   The Board noted that AIM has              has the financial resources necessary to
contractually agreed to waive fees and/or    fulfill these obligations.
limit expenses of the Fund through at
least April 30, 2009 in an amount            F. INDEPENDENT WRITTEN EVALUATION OF THE
necessary to limit total annual operating       FUND'S SENIOR OFFICER
expenses to a specified percentage of
average daily net assets for each class of   The Board noted that, upon their
the Fund. The Board considered the           direction, the Senior Officer of the Fund,
contractual nature of this fee waiver and    who is independent of AIM and AIM's
noted that it remains in effect until at     affiliates, had prepared an independent
least April 30, 2009. The Board reviewed     written evaluation to assist the Board in
the Fund's effective advisory fee rate,      determining the reasonableness of the
after taking account of this expense         proposed management fees of the AIM Funds,
limitation, and considered the effect this   including the Fund. The Board noted that
expense limitation would have on the         they had relied upon the Senior Officer's
Fund's estimated total expenses. The Board   written evaluation instead of a
concluded that the levels of fee             competitive bidding process. In
waivers/expense limitations for the Fund     determining whether to continue the Fund's
were fair and reasonable.                    advisory agreement, the Board considered
                                             the Senior Officer's written evaluation.
   After taking account of the Fund's
contractual advisory fee rate, as well as    G. COLLATERAL BENEFITS TO AIM AND ITS
the comparative advisory fee information        AFFILIATES
and the expense limitation discussed
above, the Board concluded that the Fund's   The Board considered various other
advisory fees were fair and reasonable.      benefits received by AIM and its
                                             affiliates resulting from AIM's
D. ECONOMIES OF SCALE AND BREAKPOINTS        relationship with the Fund, including the
                                             fees received by AIM and its affiliates
The Board considered the extent to which     for their provision of administrative,
there are economies of scale in AIM's        transfer agency and distribution services
provision of advisory services to the        to the Fund. The Board considered the
Fund. The Board also considered whether      performance of AIM and its affiliates in
the Fund benefits from such economies of     providing these services and the
scale through contractual breakpoints in     organizational structure employed by AIM
the Fund's advisory fee schedule or          and its affiliates to provide these
through advisory fee waivers or expense      services. The Board also considered that
limitations. The Board noted that the        these services are provided to the Fund
Fund's contractual advisory fee schedule     pursuant to written contracts which are
includes one breakpoint and that the level   reviewed and approved on an annual basis
of the Fund's advisory fees, as a            by the Board. The Board concluded that AIM
percentage of the Fund's net assets, has     and its affiliates were providing these
decreased as net assets increased because    services in a satisfactory manner and in
of the breakpoint. Based on this             accordance with the terms of their
information, the Board concluded that the    contracts, and were qualified to continue
Fund's advisory fees appropriately reflect   to provide these services to the Fund.
economies of scale at current asset
levels. The Board also noted that the Fund      The Board considered the benefits
shares directly in economies of scale        realized by AIM as a result of portfolio
through lower fees charged by third party    brokerage transactions executed through
service providers based on the combined      "soft dollar" arrangements. Under these
size of all of the AIM Funds and             arrangements, portfolio brokerage
affiliates.                                  commissions paid

                            AIM V.I. High Yield Fund
               Semiannual Report to Shareholders o June 30, 2007

FIXED INCOME

Taxable Noninvestment Grade

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


  [AIM INVESTMENTS LOGO]             Unless otherwise noted, all data in this
-- REGISTERED TRADEMARK --           report are from A I M Management Group Inc.

                                     THIS REPORT MUST BE ACCOMPANIED OR PRECEDED
                                     BY A CURRENTLY EFFECTIVE FUND PROSPECTUS
                                     AND VARIABLE PRODUCT PROSPECTUS, WHICH
                                     CONTAIN MORE COMPLETE INFORMATION,
                                     INCLUDING SALES CHARGES AND EXPENSES.
                                     INVESTORS SHOULD READ EACH CAREFULLY BEFORE
                                     INVESTING.

                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. High Yield Fund

Fund performance                                                                             AIM V.I. High Yield Fund portfolio of
=======================================================================================   AIM Variable Insurance Funds, is currently
PERFORMANCE SUMMARY                                                                       offered through insurance companies
                                                                                          issuing variable products. You cannot
FUND VS. INDEXES                                                                          purchase shares of the Fund directly.
                                                                                          Performance figures given represent the
Cumulative total returns, 12/31/06-6/30/07, excluding variable product issuer charges.    Fund and are not intended to reflect
If variable product issuer charges were included, returns would be lower.                 actual variable product values. They do
                                                                                          not reflect sales charges, expenses and
Series I Shares                                                                  3.27%    fees assessed in connection with a
Series II Shares                                                                 3.12     variable product. Sales charges, expenses
Lehman Brothers U.S. Aggregate Bond Index(1) (Broad Market Index)                0.98     and fees, which are determined by the
Lehman Brothers High Yield Index(1) (Style-Specific Index)                       2.87     variable product issuers, will vary and
Lipper VUF High Current Yield Bond Funds Category Average(1) (Peer Group                  will lower the total return.
  Index)                                                                         3.06
Lipper High Current Yield Bond Funds Index(1) (Former Peer Group Index)          3.31        Per NASD requirements, the most recent
                                                                                          month-end performance data at the Fund
Source: (1) Lipper Inc.                                                                   level, excluding variable product charges,
                                                                                          is available on this AIM automated
The unmanaged Lehman Brothers U.S. Aggregate Bond Index (the Lehman Aggregate), which     information line, 866-702-4402. As
represents the U.S. investment-grade fixed-rate bond market (including government and     mentioned above, for the most recent
corporate securities, mortgage pass-through securities and asset-backed securities), is   month-end performance including variable
compiled by Lehman Brothers, a global investment bank.                                    product charges, please contact your
                                                                                          variable product issuer or financial
   The unmanaged Lehman Brothers High Yield Index, which represents the performance of    advisor.
high-yield debt securities, is compiled by Lehman Brothers, a global investment bank.
                                                                                          (1)  Total annual operating expenses less
   The Fund has elected to use the Lipper Variable Underlying Funds (VUF) High Current         contractual advisory fees by the
Yield Bond Funds Category Average as its peer group instead of the Lipper High Current         advisor in effect through at least
Yield Bond Funds Index. In 2006, Lipper began publishing VUF indexes, allowing the Fund        April 30, 2009. See current
to be compared with the Lipper VUF High Current Yield Bond Funds Category Average. The         prospectus for more information.
unmanaged Lipper VUF High Current Yield Bond Funds Category Average represents the average of all the variable insurance underlying High Yield Current Bond Funds tracked by Lipper Inc. Lipper Inc. is an independent mutual fund performance monitor.

   The unmanaged Lipper High Current Yield Bond Funds Index represents an average of the largest high-yield bond funds tracked by Lipper Inc. an independent mutual fund performance monitor.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

==========================================      The performance data quoted represent
FUND PERFORMANCE                             past performance and cannot guarantee
As of 6/30/07                                comparable future results; current
SERIES I SHARES                              performance may be lower or higher. Please
Inception (5/1/98)                   2.36%   contact your variable product issuer or
 5 Years                            11.11    financial advisor for the most recent
 1 Year                             11.58    month-end variable product performance.
                                             Performance figures reflect Fund expenses,
SERIES II SHARES                             reinvested distributions and changes in
Inception                            2.12%   net asset value.
 5 Years                            10.90    Investment return and principal value will
 1 Year                             11.26    fluctuate so that you may have a gain or
==========================================   loss when you sell shares.

Series II shares' inception date is March       The net annual Fund operating expense
26, 2002. Returns since that date are        ratio set forth in the most recent Fund
historical. All other returns are the        prospectus as of the date of this report
blended returns of the historical            for Series I and Series II shares was
performance of Series II shares since        0.97% and 1.22%, respectively.(1) The total
their inception and the restated             annual Fund operating expense ratio set
historical performance of Series I shares    forth in the most recent Fund prospectus
(for periods prior to inception of Series    as of the date of this report for Series I
II shares) adjusted to reflect the Rule      and Series II shares was 1.19% and 1.44%,
12b-1 fees applicable to Series II shares.   respectively. The expense ratios presented
The inception date of Series I shares is     above may vary from the expense ratios
May 1, 1998.                                 presented in other sections of this report
                                             that are based on expenses incurred during
   The performance of the Fund's Series I    the period covered by this report.
and Series II share classes will differ
primarily due to different class expenses.

AIM V.I. High Yield Fund

PORTFOLIO COMPOSITION

By credit rating quality
as of June 30, 2007


----------------------------------------------------------
BBB                                                 1.2%
----------------------------------------------------------
BB                                                 30.3
----------------------------------------------------------
B                                                  55.1
----------------------------------------------------------
CCC                                                 9.8
----------------------------------------------------------
CC                                                  0.2
----------------------------------------------------------
NR                                                  0.2
----------------------------------------------------------
Convertible                                         0.8
----------------------------------------------------------
Equity                                              1.9
----------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                       0.5
__________________________________________________________
==========================================================

Source: Credit quality ratings by Moody's and Standard & Poor's.

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
BONDS & NOTES-94.88%

AEROSPACE & DEFENSE-1.88%

DRS Technologies, Inc.,
  Sr. Unsec. Conv. Putable Notes,
  2.00%, 02/01/11 (Acquired 01/30/06; Cost
  $110,000)(a)(b)                              $  110,000   $   121,000
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes,
  6.63%, 02/01/16(a)                              165,000       160,875
-----------------------------------------------------------------------
Hawker Beechcraft Acquisition Co., LLC/Hawker
  Beechcraft Notes Co.,
  Sr. Notes,
  8.50%, 04/01/15 (Acquired
  03/16/07-04/11/07; Cost $92,700)(a)(b)           90,000        93,150
-----------------------------------------------------------------------
  Sr. Sub. Notes,
  9.75%, 04/01/17 (Acquired
  03/16/07-04/11/07; Cost $157,350)(a)(b)(c)      150,000       156,937
-----------------------------------------------------------------------
Hexcel Corp., Sr. Unsec. Sub. Global Notes,
  6.75%, 02/01/15(a)                              567,000       549,990
=======================================================================
                                                              1,081,952
=======================================================================

AIRLINES-0.65%

Continental Airlines Inc., Unsec. Unsub.
  Notes, 8.75%, 12/01/11(a)                       185,000       181,069
-----------------------------------------------------------------------
Delta Air Lines Inc.-Series 2002-1, Class C,
  Pass Through Ctfs., 7.78%, 01/02/12(a)          134,274       134,609
-----------------------------------------------------------------------
United AirLines, Inc.-Class B, Gtd. Pass
  Through Ctfs., 7.34%, 07/02/19 (Acquired
  06/19/07; Cost $60,000)(a)(b)                    60,000        60,000
=======================================================================
                                                                375,678
=======================================================================

ALTERNATIVE CARRIERS-0.65%

Level 3 Financing Inc.,
  Sr. Floating Rate Notes,
  9.15%, 02/15/15 (Acquired 02/09/07; Cost
  $65,000)(a)(b)(d)                                65,000        65,488
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.25%, 11/01/14(a)                              305,000       308,812
=======================================================================
                                                                374,300
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


ALUMINUM-2.05%

Aleris International, Inc., Sr. PIK Notes,
  9.00%, 12/15/14 (Acquired
  01/17/07-01/26/07; Cost $258,281)(a)(b)      $  250,000   $   252,500
-----------------------------------------------------------------------
Century Aluminum Co., Sr. Unsec. Gtd. Global
  Notes, 7.50%, 08/15/14(a)                       228,000       229,140
-----------------------------------------------------------------------
Novelis Inc. (Canada), Sr. Unsec. Gtd. Global
  Notes, 7.25%, 02/15/15(a)(c)                    674,800       695,044
=======================================================================
                                                              1,176,684
=======================================================================

APPAREL RETAIL-0.69%

Payless ShoeSource, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 8.25%, 08/01/13(a)           390,000       398,775
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.37%

American Achievement Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 8.25%, 04/01/12(a)           205,000       209,613
-----------------------------------------------------------------------
Broder Brothers Co.-Series B, Sr. Unsec. Gtd.
  Global Notes, 11.25%, 10/15/10(a)               426,000       424,935
-----------------------------------------------------------------------
Levi Strauss & Co., Sr. Unsec. Unsub. Global
  Notes, 8.88%, 04/01/16(a)(c)                    300,000       307,875
-----------------------------------------------------------------------
Perry Ellis International, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Global Notes, 8.88%,
  09/15/13(a)                                     212,000       217,300
-----------------------------------------------------------------------
Warnaco Inc., Sr. Unsec. Global Notes, 8.88%,
  06/15/13(a)                                     187,000       198,921
=======================================================================
                                                              1,358,644
=======================================================================

AUTO PARTS & EQUIPMENT-2.75%

American Axle & Manufacturing Inc., Sr.
  Unsec. Gtd. Notes, 7.88%, 03/01/17(a)            65,000        64,431
-----------------------------------------------------------------------
Cooper-Standard Automotive Inc., Sr. Unsec.
  Gtd. Global Notes, 7.00%, 12/15/12(a)           240,000       226,200
-----------------------------------------------------------------------
Lear Corp.,
  -Series B,
  Sr. Unsec. Gtd. Global Notes,
  8.50%, 12/01/13(a)                              185,000       178,988
-----------------------------------------------------------------------
  8.75%, 12/01/16(a)                              240,000       230,400
-----------------------------------------------------------------------

AIM V.I. High Yield Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
AUTO PARTS & EQUIPMENT-(CONTINUED)

Tenneco Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.63%, 11/15/14(a)                    $  160,000   $   164,200
-----------------------------------------------------------------------
TRW Automotive Inc., Sr. Unsec. Gtd. Notes,
  7.25%, 03/15/17 (Acquired 03/14/07; Cost
  $245,675)(a)(b)                                 250,000       241,562
-----------------------------------------------------------------------
Visteon Corp.,
  Sr. Unsec. Global Notes,
  8.25%, 08/01/10(a)(c)                           160,000       160,000
-----------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.00%, 03/10/14(a)                              360,000       313,650
=======================================================================
                                                              1,579,431
=======================================================================

AUTOMOBILE MANUFACTURERS-1.54%

Ford Motor Co., Unsec. Global Notes, 7.45%,
  07/16/31(a)(c)                                  250,000       200,000
-----------------------------------------------------------------------
General Motors Corp.,
  Global Notes,
  7.20%, 01/15/11(a)                              400,000       385,500
-----------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Deb.,
  8.38%, 07/15/33(a)(c)                           325,000       296,562
=======================================================================
                                                                882,062
=======================================================================

BROADCASTING & CABLE TV-6.23%

CCH I Holdings LLC,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  11.13%, 01/15/14(a)                             310,000       299,150
-----------------------------------------------------------------------
  12.13%, 01/15/15(a)                             125,000       126,719
-----------------------------------------------------------------------
CCH I Holdings LLC/CCH I Holdings Capital
  Corp., Sr. Sec. Gtd. Global Notes, 11.00%,
  10/01/15(a)                                     250,000       261,563
-----------------------------------------------------------------------
Clear Channel Communications Inc., Sr. Notes,
  5.50%, 09/15/14(a)(c)                           390,000       334,499
-----------------------------------------------------------------------
CSC Holdings Inc.-Series B, Sr. Unsec. Notes,
  7.63%, 04/01/11(a)                              467,000       465,832
-----------------------------------------------------------------------
Echostar DBS Corp.,
  Sr. Unsec. Gtd. Global Notes,
  7.00%, 10/01/13(a)                              120,000       118,350
-----------------------------------------------------------------------
  6.63%, 10/01/14(a)                              260,000       250,575
-----------------------------------------------------------------------
  7.13%, 02/01/16(a)                              185,000       181,994
-----------------------------------------------------------------------
Hughes Network Systems LLC/HNS Finance Corp.,
  Sr. Gtd. Global Notes, 9.50%, 04/15/14(a)       105,000       110,775
-----------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.
  (Bermuda), Sr. Gtd. Global Notes, 8.25%,
  01/15/13(a)                                     257,000       263,425
-----------------------------------------------------------------------
Mediacom Broadband LLC/Corp.,
  Sr. Notes,
  8.50%, 10/15/15 (Acquired 09/28/06; Cost
  $119,100)(a)(b)                                 120,000       122,100
-----------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  8.50%, 10/15/15(a)                              155,000       158,100
-----------------------------------------------------------------------
Rainbow National Services LLC, Sr. Notes,
  8.75%, 09/01/12 (Acquired
  08/13/04-09/22/06; Cost $556,527)(a)(b)         538,000       565,572
-----------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 8.00%, 03/15/12(a)          928           960
-----------------------------------------------------------------------
Videotron Ltee (Canada), Sr. Unsec. Gtd.
  Global Notes, 6.88%, 01/15/14(a)                212,000       209,350
-----------------------------------------------------------------------
Virgin Media Finance PLC, Sr. Unsec. Gtd.
  Global Notes, 8.75%, 04/15/14(a)                105,000       109,200
=======================================================================
                                                              3,578,164
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


BUILDING PRODUCTS-1.20%

Associated Materials Inc., Sr. Unsec. Disc.
  Global Notes, 11.25%, 03/01/14(a)(c)(e)      $  585,000   $   438,750
-----------------------------------------------------------------------
Building Materials Corp. of America, Sr. Sec.
  Gtd. Global Notes, 7.75%, 08/01/14(a)           260,000       252,200
=======================================================================
                                                                690,950
=======================================================================

CASINOS & GAMING-3.94%

Great Canadian Gaming Corp. (Canada), Sr.
  Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15
  (Acquired 02/07/07-03/21/07; Cost
  $190,675)(a)(b)                                 190,000       189,525
-----------------------------------------------------------------------
Harrah's Operating Co., Inc., Sr. Unsec. Gtd.
  Notes, 6.50%, 06/01/16(a)                       125,000       104,600
-----------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 7.00%, 03/01/14(a)           535,000       508,250
-----------------------------------------------------------------------
MGM Mirage,
  Sr. Gtd. Notes,
  7.50%, 06/01/16(a)                              190,000       181,212
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  6.63%, 07/15/15(a)                              273,000       250,136
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes,
  7.63%, 01/15/17(a)                              305,000       293,181
-----------------------------------------------------------------------
Station Casinos, Inc.,
  Sr. Unsec. Global Notes,
  6.00%, 04/01/12(a)                              475,000       449,469
-----------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.75%, 08/15/16(a)                              120,000       119,550
-----------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes,
  6.63%, 03/15/18(a)                              190,000       165,063
=======================================================================
                                                              2,260,986
=======================================================================

COAL & CONSUMABLE FUELS-0.96%

James River Coal Co., Sr. Unsec. Gtd. Notes,
  9.38%, 06/01/12(a)(c)                           130,000       127,237
-----------------------------------------------------------------------
Massey Energy Co., Sr. Unsec. Gtd. Global
  Notes, 6.63%, 11/15/10(a)                       430,000       421,400
=======================================================================
                                                                548,637
=======================================================================

COMMERCIAL PRINTING-0.77%

Quebecor World Capital Corp. (Canada), Sr.
  Notes, 8.75%, 03/15/16 (Acquired
  12/06/06-04/05/07; Cost $279,475)(a)(b)         290,000       286,375
-----------------------------------------------------------------------
Quebecor World Inc. (Canada), Sr. Notes,
  9.75%, 01/15/15 (Acquired 06/29/07; Cost
  $153,000)(a)(b)                                 150,000       155,625
=======================================================================
                                                                442,000
=======================================================================

COMMODITY CHEMICALS-0.97%

Equistar Chemicals L.P./Equistar Funding
  Corp., Sr. Unsec. Gtd. Global Notes,
  10.13%, 09/01/08(a)                               9,956        10,379
-----------------------------------------------------------------------
Koppers Holdings Inc., Sr. Unsec. Sub. Disc.
  Global Notes, 9.88%, 11/15/14(a)(e)             260,000       223,600
-----------------------------------------------------------------------
Lyondell Chemical Co., Sr. Unsec. Gtd. Global
  Notes, 8.25%, 09/15/16(a)                       310,000       324,338
=======================================================================
                                                                558,317
=======================================================================

AIM V.I. High Yield Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.22%

MasTec, Inc., Sr. Notes, 7.63%, 02/01/17
  (Acquired 01/24/07; Cost $65,000)(a)(b)      $   65,000   $    65,488
-----------------------------------------------------------------------
Superior Essex Communications LLC/Essex Group
  Inc., Sr. Global Notes, 9.00%, 04/15/12(a)       60,000        61,800
=======================================================================
                                                                127,288
=======================================================================

CONSTRUCTION & ENGINEERING-0.57%

Great Lakes Dredge & Dock Corp., Sr. Unsec.
  Gtd. Sub. Global Notes, 7.75%, 12/15/13(a)      331,000       326,863
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.99%

Esco Corp., Sr. Notes, 8.63%, 12/15/13
  (Acquired 12/12/06; Cost $55,000)(a)(b)          55,000        57,475
-----------------------------------------------------------------------
Titan International, Inc., Sr. Unsec. Gtd.
  Global Notes, 8.00%, 01/15/12(a)                310,000       319,300
-----------------------------------------------------------------------
Wabtec Corp., Sr. Unsec. Gtd. Global Notes,
  6.88%, 07/31/13(a)                              190,000       188,575
=======================================================================
                                                                565,350
=======================================================================

CONSTRUCTION MATERIALS-0.64%

U.S. Concrete, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 8.38%, 04/01/14(a)                365,000       365,912
=======================================================================

CONSUMER ELECTRONICS-0.52%

NXP BV/NXP Funding LLC (Netherlands), Sr.
  Unsec. Gtd. Unsub. Global Notes, 9.50%,
  10/15/15(a)                                     300,000       298,125
=======================================================================

CONSUMER FINANCE-4.55%

Ford Motor Credit Co. LLC,
  Sr. Notes,
  9.88%, 08/10/11(a)                              120,000       126,653
-----------------------------------------------------------------------
  Sr. Unsec. Notes,
  8.63%, 11/01/10(a)                              490,000       498,727
-----------------------------------------------------------------------
  8.00%, 12/15/16(a)                              125,000       120,020
-----------------------------------------------------------------------
  Unsub. Global Notes,
  7.00%, 10/01/13(a)                              770,000       719,365
-----------------------------------------------------------------------
General Motors Acceptance Corp. LLC,
  Global Bonds,
  8.00%, 11/01/31(a)(c)                           835,000       854,831
-----------------------------------------------------------------------
  Global Notes,
  6.75%, 12/01/14(a)                              180,000       173,270
-----------------------------------------------------------------------
KAR Holdings Inc., Sr. Notes, 8.75%, 05/01/14
  (Acquired 04/13/07; Cost $120,000)(a)(b)        120,000       117,300
=======================================================================
                                                              2,610,166
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.04%

Sungard Data Systems Inc., Sr. Unsec. Gtd.
  Global Notes, 9.13%, 08/15/13(a)                 21,000        21,578
=======================================================================

DISTILLERS & VINTNERS-0.22%

Constellation Brands, Inc., Sr. Notes, 7.25%,
  05/15/17 (Acquired 05/09/07; Cost
  $130,000)(a)(b)                                 130,000       127,563
=======================================================================

DIVERSIFIED CHEMICALS-0.21%

Innophos Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.88%, 08/15/14(a)                       115,000       119,888
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.77%

Aramark Corp., Sr. Notes, 8.50%, 02/01/15
  (Acquired 01/17/07; Cost $125,000)(a)(b)     $  125,000   $   127,110
-----------------------------------------------------------------------
GEO Group, Inc. (The), Sr. Unsec. Global
  Notes, 8.25%, 07/15/13(a)                       268,000       277,715
-----------------------------------------------------------------------
Mobile Services Group Inc., Sr. Notes, 9.75%,
  08/01/14 (Acquired 07/20/06; Cost
  $60,000)(a)(b)                                   60,000        65,025
-----------------------------------------------------------------------
Travelport LLC,
  Sr. Unsec. Gtd. Global Notes,
  9.88%, 09/01/14(a)                              380,000       404,225
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  11.88%, 09/01/16(a)(c)                          125,000       138,594
=======================================================================
                                                              1,012,669
=======================================================================

DIVERSIFIED METALS & MINING-0.46%

Freeport-McMoRan Copper & Gold Inc.,
  Sr. Unsec. Notes,
  8.25%, 04/01/15(a)                               95,000       100,463
-----------------------------------------------------------------------
  8.38%, 04/01/17(a)                              155,000       165,850
=======================================================================
                                                                266,313
=======================================================================

DRUG RETAIL-0.11%

Rite Aid Corp., Sr. Sec. Gtd. Unsub. Notes,
  7.50%, 03/01/17(a)                               65,000        63,294
=======================================================================

ELECTRIC UTILITIES-2.31%

Edison Mission Energy, Sr. Unsec. Global
  Notes, 7.75%, 06/15/16(a)                       155,000       155,388
-----------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding Corp.-
  Series C, Sr. Sec. Bonds, 7.16%,
  01/15/14(a)                                     167,418       168,631
-----------------------------------------------------------------------
Mirant North America, LLC, Sr. Unsec. Gtd.
  Global Notes, 7.38%, 12/31/13(a)                185,000       189,973
-----------------------------------------------------------------------
NSG Holdings LLC/ NSG Holdings Inc., Sr. Sec.
  Notes, 7.75%, 12/15/25 (Acquired 03/06/07;
  Cost $60,000)(a)(b)                              60,000        61,500
-----------------------------------------------------------------------
Reliant Energy, Inc.,
  Sr. Sec. Global Notes,
  9.25%, 07/15/10(a)                                1,750         1,835
-----------------------------------------------------------------------
  Sr. Sec. Gtd. Notes,
  6.75%, 12/15/14(a)                              460,000       472,650
-----------------------------------------------------------------------
Tenaska Alabama Partners L.P., Sr. Sec.
  Notes, 7.00%, 06/30/21 (Acquired
  12/12/06-05/21/07; Cost $274,411)(a)(b)         271,305       278,766
=======================================================================
                                                              1,328,743
=======================================================================

ELECTRONIC MANUFACTURING SERVICES-0.49%

Sanmina-SCI Corp., Unsec. Gtd. Sub. Global
  Notes, 6.75%, 03/01/13(a)                       310,000       283,650
=======================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.42%

Allied Waste North America, Inc.-Series B,
  Sr. Sec. Gtd. Global Notes, 7.13%,
  05/15/16(a)                                     245,000       241,325
=======================================================================

AIM V.I. High Yield Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

FERTILIZERS & AGRICULTURAL CHEMICALS-0.32%

Mosaic Co. (The),
  Sr. Notes,
  7.38%, 12/01/14 (Acquired 11/16/06; Cost
  $120,000)(a)(b)                              $  120,000   $   121,650
-----------------------------------------------------------------------
  7.63%, 12/01/16 (Acquired 11/16/06; Cost
  $60,000)(a)(b)                                   60,000        62,025
=======================================================================
                                                                183,675
=======================================================================

FOOD RETAIL-0.00%

Delhaize America, Inc., Sr. Unsec. Gtd.
  Global Deb., 8.13%, 04/15/11(a)                     800           872
=======================================================================

FOREST PRODUCTS-0.59%

Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Global Notes, 7.75%, 11/15/13(a)     387,000       335,723
=======================================================================

GAS UTILITIES-0.30%

SEMCO Energy, Inc., Sr. Global Notes, 7.75%,
  05/15/13(a)                                     168,000       170,520
=======================================================================

GENERAL MERCHANDISE STORES-0.23%

Pantry, Inc. (The), Sr. Gtd. Sub. Global
  Notes, 7.75%, 02/15/14(a)                       135,000       132,300
=======================================================================

HEALTH CARE EQUIPMENT-0.15%

Viant Holdings Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.13%, 07/15/17 (Acquired 06/25/07;
  Cost $87,870)(a)(b)(f)                           87,000        87,870
=======================================================================

HEALTH CARE FACILITIES-2.41%

HCA, Inc.,
  Sr. Sec. Notes,
  9.13%, 11/15/14 (Acquired
  11/09/06-01/05/07; Cost $147,425)(a)(b)         140,000       148,225
-----------------------------------------------------------------------
  9.25%, 11/15/16 (Acquired
  11/09/06-01/05/07; Cost $251,713)(a)(b)         240,000       255,900
-----------------------------------------------------------------------
  Sr. Unsec. Bonds,
  7.50%, 11/06/33(a)                              165,000       140,662
-----------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  6.38%, 01/15/15(a)                              110,000        93,913
-----------------------------------------------------------------------
  6.50%, 02/15/16(a)                              165,000       140,663
-----------------------------------------------------------------------
  Sr. Unsec. Notes,
  6.25%, 02/15/13(a)                               21,000        19,110
-----------------------------------------------------------------------
Tenet Healthcare Corp.,
  Sr. Unsec. Notes,
  6.38%, 12/01/11(a)                              419,000       384,432
-----------------------------------------------------------------------
  7.38%, 02/01/13(a)                               21,000        19,084
-----------------------------------------------------------------------
Triad Hospitals, Inc., Sr. Unsec. Sub. Notes,
  7.00%, 11/15/13(a)(c)                           170,750       179,509
=======================================================================
                                                              1,381,498
=======================================================================

HEALTH CARE SERVICES-0.93%

Omnicare, Inc., Sr. Unsec. Gtd. Sub. Notes,
  6.88%, 12/15/15(a)                              110,000       105,050
-----------------------------------------------------------------------
Rural/Metro Corp., Sr. Gtd. Sub. Global
  Notes, 9.88%, 03/15/15(a)                        56,000        59,080
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

HEALTH CARE SERVICES-(CONTINUED)

Universal Hospital Services Inc., Sr. Sec.
  PIK Bonds, 8.50%, 06/01/15 (Acquired
  05/22/07; Cost $65,000)(a)(b)                $   65,000   $    65,000
-----------------------------------------------------------------------
US Oncology, Inc., Sr. Unsec. Gtd. Global
  Notes, 9.00%, 08/15/12(a)                       295,000       305,325
=======================================================================
                                                                534,455
=======================================================================

HOMEBUILDING-0.37%

TOUSA, Inc., Sr. Unsec. Gtd. Global Notes,
  9.00%, 07/01/10(a)(c)                           223,000       214,788
=======================================================================

HOMEFURNISHING RETAIL-0.42%

Rent-A-Center Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Global Notes, 7.50%, 05/01/10(a)           240,000       243,300
=======================================================================

HOTELS, RESORTS & CRUISE LINES-1.13%

Grupo Posadas S.A. de C.V. (Mexico), Sr.
  Unsec. Notes, 8.75%, 10/04/11 (Acquired
  09/27/04; Cost $183,000)(a)(b)                  183,000       191,464
-----------------------------------------------------------------------
NCL Corp., Sr. Unsec. Unsub. Global Notes,
  10.63%, 07/15/14(a)                             476,000       456,960
=======================================================================
                                                                648,424
=======================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-3.70%

AES Corp. (The), Sr. Unsec. Unsub. Notes,
  7.75%, 03/01/14(a)(c)                           191,000       192,433
-----------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19(a)                              415,990       459,149
-----------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Unsec. Notes,
  7.75%, 06/01/19 (Acquired
  05/17/07-06/21/07; Cost $362,350)(a)(b)         370,000       346,875
-----------------------------------------------------------------------
Mirant Americas Generation LLC,
  Sr. Unsec. Notes,
  8.30%, 05/01/11(a)                              120,000       124,350
-----------------------------------------------------------------------
  8.50%, 10/01/21(a)                              185,000       194,712
-----------------------------------------------------------------------
NRG Energy, Inc.,
  Sr. Unsec. Gtd. Notes,
  7.38%, 02/01/16(a)                              160,000       160,800
-----------------------------------------------------------------------
  7.38%, 01/15/17(a)                              640,000       643,200
=======================================================================
                                                              2,121,519
=======================================================================

INDUSTRIAL CONGLOMERATES-0.60%

Indalex Holding Corp.-Series B, Sr. Sec. Gtd.
  Global Notes, 11.50%, 02/01/14(a)               130,000       135,850
-----------------------------------------------------------------------
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 7.75%, 07/15/14(a)                       205,000       207,562
=======================================================================
                                                                343,412
=======================================================================

INDUSTRIAL MACHINERY-0.82%

Columbus McKinnon Corp., Sr. Sub. Global
  Notes, 8.88%, 11/01/13(a)                       318,000       337,875
-----------------------------------------------------------------------
Stewart & Stevenson LLC, Sr. Notes, 10.00%,
  07/15/14 (Acquired 12/06/06; Cost
  $132,031)(a)(b)                                 125,000       131,562
=======================================================================
                                                                469,437
=======================================================================

AIM V.I. High Yield Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-2.42%

Digicel Group Ltd. (Bermuda), Sr. Notes,
  8.88%, 01/15/15 (Acquired
  05/31/07-06/01/07; Cost $330,163)(a)(b)(c)   $  330,000   $   331,650
-----------------------------------------------------------------------
Empresa Brasileira de Telecom S.A.
  (Brazil)-Series B, Gtd. Global Notes,
  11.00%, 12/15/08(a)                             216,000       231,390
-----------------------------------------------------------------------
Intelsat Intermediate Holding Co. Ltd.
  (Bermuda), Sr. Unsec. Gtd. Disc. Global
  Notes, 9.25%, 02/01/15(a)(e)                    420,000       348,075
-----------------------------------------------------------------------
Qwest Communications International Inc., Sr.
  Unsec. Gtd. Global Notes, 7.25%,
  02/15/11(a)                                     345,000       352,331
-----------------------------------------------------------------------
Qwest Corp., Sr. Notes, 6.50%, 06/01/17
  (Acquired 05/02/07; Cost $130,000)(a)(b)        130,000       124,410
=======================================================================
                                                              1,387,856
=======================================================================

METAL & GLASS CONTAINERS-0.35%

Owens-Brockway Glass Container Inc., Sr.
  Unsec. Gtd. Global Notes, 8.25%,
  05/15/13(a)                                      56,000        58,100
-----------------------------------------------------------------------
Pliant Corp., Sr. Sec. Global PIK Notes,
  11.63%, 06/15/09(a)                             134,614       144,710
=======================================================================
                                                                202,810
=======================================================================

MORTGAGE REIT'S-1.03%

Thornburg Mortgage Inc., Sr. Unsec. Global
  Notes, 8.00%, 05/15/13(a)                       590,000       593,687
=======================================================================

MOVIES & ENTERTAINMENT-1.43%

AMC Entertainment Inc., Sr. Unsec. Sub.
  Global Notes, 8.00%, 03/01/14(a)                180,000       177,075
-----------------------------------------------------------------------
Cinemark Inc., Sr. Unsec. Disc. Global Notes,
  9.75%, 03/15/14(a)(e)                           345,000       317,400
-----------------------------------------------------------------------
Marquee Holdings Inc., Sr. Unsec. Disc.
  Global Notes, 12.00%, 08/15/14(a)(e)            375,000       329,062
=======================================================================
                                                                823,537
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-4.72%

Allis-Chalmers Energy Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.00%, 01/15/14(a)                               60,000        61,275
-----------------------------------------------------------------------
  8.50%, 03/01/17(a)                              380,000       381,425
-----------------------------------------------------------------------
Basic Energy Services Inc., Sr. Unsec. Gtd.
  Global Notes, 7.13%, 04/15/16(a)                130,000       125,450
-----------------------------------------------------------------------
Calfrac Holdings L.P., Sr. Notes, 7.75%,
  02/15/15 (Acquired 02/07/07; Cost
  $620,000)(a)(b)                                 620,000       599,850
-----------------------------------------------------------------------
CHC Helicopter Corp. (Canada), Sr. Unsec.
  Gtd. Sub. Global Notes, 7.38%, 05/01/14(a)      310,000       297,600
-----------------------------------------------------------------------
Compagnie Generale de Geophysique-Veritas
  (France),
  Sr. Unsec. Gtd. Global Notes,
  7.50%, 05/15/15(a)                               65,000        65,569
-----------------------------------------------------------------------
  7.75%, 05/15/17(a)                              245,000       249,900
-----------------------------------------------------------------------
Complete Production Services Inc., Sr. Notes,
  8.00%, 12/15/16 (Acquired 11/29/06; Cost
  $60,000)(a)(b)                                   60,000        60,900
-----------------------------------------------------------------------
Hanover Compressor Co., Sr. Unsec. Gtd.
  Notes, 9.00%, 06/01/14(a)                       106,000       112,890
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-(CONTINUED)

PHI Inc., Sr. Unsec. Gtd. Global Notes,
  7.13%, 04/15/13(a)                           $  380,000   $   366,700
-----------------------------------------------------------------------
Universal Compression Inc., Sr. Unsec. Gtd.
  Global Notes, 7.25%, 05/15/10(a)                385,000       385,962
=======================================================================
                                                              2,707,521
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-5.00%

Chaparral Energy Inc.,
  Sr. Notes,
  8.88%, 02/01/17 (Acquired 02/06/07; Cost
  $257,550)(a)(b)                                 255,000       253,087
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  8.50%, 12/01/15(a)                              130,000       127,562
-----------------------------------------------------------------------
Cimarex Energy Co., Sr. Unsec. Gtd. Notes,
  7.13%, 05/01/17(a)                              315,000       309,094
-----------------------------------------------------------------------
Clayton Williams Energy, Inc., Sr. Unsec.
  Gtd. Global Notes, 7.75%, 08/01/13(a)           130,000       119,925
-----------------------------------------------------------------------
Delta Petroleum Corp., Sr. Unsec. Gtd. Global
  Notes, 7.00%, 04/01/15(a)                       445,000       387,706
-----------------------------------------------------------------------
Encore Acquisition Co., Sr. Unsec. Gtd. Sub.
  Global Notes, 6.00%, 07/15/15(a)                375,000       332,344
-----------------------------------------------------------------------
Forest Oil Corp., Sr. Notes, 7.25%, 06/15/19
  (Acquired 06/01/07; Cost $130,000)(a)(b)        130,000       126,263
-----------------------------------------------------------------------
Mariner Energy Inc., Sr. Unsec. Gtd. Notes,
  8.00%, 05/15/17(a)                               65,000        64,756
-----------------------------------------------------------------------
OPTI Canada Inc. (Canada), Sr. Sec. Gtd.
  Notes, 8.25%, 12/15/14 (Acquired 02/14/07;
  Cost $396,625)(a)(b)                            380,000       387,125
-----------------------------------------------------------------------
Paramount Resources Ltd. (Canada), Sr. Unsec.
  Unsub. Yankee Notes, 8.50%, 01/31/13(a)         380,000       391,875
-----------------------------------------------------------------------
Quicksilver Resources Inc., Sr. Unsec. Gtd.
  Sub. Notes, 7.13%, 04/01/16(a)                  105,000       102,113
-----------------------------------------------------------------------
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub.
  Global Notes, 7.00%, 02/01/14(a)                280,000       268,100
=======================================================================
                                                              2,869,950
=======================================================================

OIL & GAS REFINING & MARKETING-0.54%

United Refining Co.-Series 2, Sr. Unsec. Gtd.
  Global Notes, 10.50%, 08/15/12(a)               300,000       312,000
=======================================================================

OIL & GAS STORAGE & TRANSPORTATION-2.62%

Copano Energy LLC, Sr. Unsec. Gtd. Global
  Notes, 8.13%, 03/01/16(a)                       410,000       420,250
-----------------------------------------------------------------------
El Paso Production Holding Co., Sr. Unsec.
  Gtd. Global Notes, 7.75%, 06/01/13(a)               800           845
-----------------------------------------------------------------------
MarkWest Energy Partners L.P./MarkWest Energy
  Finance Corp.,
  -Series B,
  Sr. Unsec. Gtd. Global Notes,
  6.88%, 11/01/14(a)                              304,000       287,280
-----------------------------------------------------------------------
  8.50%, 07/15/16(a)                              195,000       198,413
-----------------------------------------------------------------------
Sabine Pass LNG L.P., Sr. Sec. Notes, 7.25%,
  11/30/13 (Acquired 11/01/06; Cost
  $425,000)(a)(b)                                 425,000       421,812
-----------------------------------------------------------------------

AIM V.I. High Yield Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION-(CONTINUED)

Tennessee Gas Pipeline Co., Unsub. Deb.,
  7.50%, 04/01/17(a)                           $  105,000   $   113,039
-----------------------------------------------------------------------
Williams Partners L.P./Williams Partners
  Finance Corp., Sr. Unsec. Gtd. Global
  Notes, 7.25%, 02/01/17(a)                        60,000        61,050
=======================================================================
                                                              1,502,689
=======================================================================

PACKAGED FOODS & MEATS-0.88%

Dole Foods Co. Inc., Sr. Unsec. Gtd. Global
  Notes, 7.25%, 06/15/10(a)                       332,000       319,965
-----------------------------------------------------------------------
Nutro Products Inc.,
  Sr. Floating Rate Notes,
  9.37%, 10/15/13 (Acquired 04/13/06; Cost
  $25,000)(a)(b)(d)                                25,000        26,456
-----------------------------------------------------------------------
  Sr. Sub. Notes,
  10.75%, 04/15/14 (Acquired
  04/13/06-06/16/06; Cost $138,106)(a)(b)         135,000       156,937
=======================================================================
                                                                503,358
=======================================================================

PAPER PACKAGING-1.58%

Caraustar Industries, Inc., Unsec. Unsub.
  Notes, 7.38%, 06/01/09(a)                       665,000       638,400
-----------------------------------------------------------------------
Jefferson Smurfit Corp., Sr. Unsec. Gtd.
  Unsub. Global Notes, 7.50%, 06/01/13(a)(c)      274,000       268,520
=======================================================================
                                                                906,920
=======================================================================

PAPER PRODUCTS-3.17%

Abitibi-Consolidated Finance L.P., Unsec.
  Gtd. Notes, 7.88%, 08/01/09(a)                  155,000       150,350
-----------------------------------------------------------------------
Abitibi-Consolidated Inc. (Canada), Unsec.
  Unsub. Yankee Bonds, 8.55%, 08/01/10(a)         135,000       129,600
-----------------------------------------------------------------------
Boise Cascade LLC, Sr. Unsec. Gtd. Sub.
  Global Notes, 7.13%, 10/15/14(a)                142,000       135,610
-----------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sec. Gtd. Global
  Notes, 9.75%, 03/15/10(a)                       182,000       182,000
-----------------------------------------------------------------------
Domtar Inc. (Canada),
  Unsec. Unsub. Yankee Notes,
  7.13%, 08/15/15(a)                              118,000       115,935
-----------------------------------------------------------------------
  Yankee Notes,
  5.38%, 12/01/13(a)                               50,000        45,250
-----------------------------------------------------------------------
Exopack Holding Corp., Sr. Unsec. Gtd. Global
  Notes, 11.25%, 02/01/14(a)                      145,000       156,600
-----------------------------------------------------------------------
Georgia-Pacific Corp.,
  Sr. Gtd. Notes,
  7.00%, 01/15/15 (Acquired
  12/13/06-01/10/07; Cost $245,313)(a)(b)         245,000       240,100
-----------------------------------------------------------------------
  7.13%, 01/15/17 (Acquired
  12/13/06-02/21/07; Cost $141,000)(a)(b)         140,000       134,925
-----------------------------------------------------------------------
Mercer International Inc., Sr. Unsec. Global
  Notes, 9.25%, 02/15/13(a)                       362,000       355,212
-----------------------------------------------------------------------
Neenah Paper, Inc., Sr. Unsec. Gtd. Global
  Notes, 7.38%, 11/15/14(a)                       179,000       174,973
=======================================================================
                                                              1,820,555
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


PERSONAL PRODUCTS-0.87%

DEL Laboratories Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 8.00%, 02/01/12(a)             $  235,000   $   229,125
-----------------------------------------------------------------------
NBTY, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 7.13%, 10/01/15(a)                       269,000       273,035
=======================================================================
                                                                502,160
=======================================================================

PHARMACEUTICALS-1.64%

Elan Finance PLC/Elan Finance Corp.
  (Ireland),
  Sr. Unsec. Gtd. Global Notes,
  7.75%, 11/15/11(a)                              166,000       167,038
-----------------------------------------------------------------------
  8.88%, 12/01/13(a)                              280,000       293,650
-----------------------------------------------------------------------
Leiner Health Products Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 11.00%, 06/01/12(a)(c)       195,000       185,006
-----------------------------------------------------------------------
Valeant Pharmaceuticals International, Sr.
  Unsec. Global Notes, 7.00%, 12/15/11(a)         300,000       294,000
=======================================================================
                                                                939,694
=======================================================================

PROPERTY & CASUALTY INSURANCE-0.44%

Crum & Forster Holdings Corp., Sr. Notes,
  7.75%, 05/01/17 (Acquired 04/23/07; Cost
  $255,000)(a)(b)                                 255,000       255,000
=======================================================================

PUBLISHING-2.11%

Dex Media Inc., Sr. Unsec. Disc. Global
  Notes, 9.00%, 11/15/13(a)(e)                    449,000       425,428
-----------------------------------------------------------------------
Idearc Inc., Sr. Unsec. Gtd. Global Notes,
  8.00%, 11/15/16(a)                              235,000       239,406
-----------------------------------------------------------------------
MediMedia USA Inc., Sr. Sub. Notes, 11.38%,
  11/15/14 (Acquired 11/01/06; Cost
  $30,000)(a)(b)                                   30,000        31,800
-----------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co., Sr.
  Notes, 10.00%, 08/01/14 (Acquired 11/30/06;
  Cost $324,063)(a)(b)                            305,000       324,825
-----------------------------------------------------------------------
Valassis Communications Inc., Sr. Notes,
  8.25%, 03/01/15 (Acquired
  02/27/07-04/05/07; Cost $191,563)(a)(b)         195,000       189,150
=======================================================================
                                                              1,210,609
=======================================================================

RAILROADS-1.07%

Kansas City Southern de Mexico, S.A. de C.V.
  (Mexico),
  Sr. Global Notes,
  9.38%, 05/01/12(a)                              507,000       545,659
-----------------------------------------------------------------------
  Sr. Notes,
  7.38%, 06/01/14 (Acquired 05/14/07; Cost
  $65,000)(a)(b)                                   65,000        65,731
=======================================================================
                                                                611,390
=======================================================================

SEMICONDUCTOR EQUIPMENT-0.52%

Amkor Technology Inc., Sr. Unsec. Global
  Notes, 7.13%, 03/15/11(a)                       305,000       296,994
=======================================================================

SEMICONDUCTORS-4.02%

Advanced Micro Devices Inc., Sr. Conv. Notes,
  6.00%, 05/01/15 (Acquired 04/24/07; Cost
  $320,000)(a)(b)                                 320,000       309,600
-----------------------------------------------------------------------
Avago Technologies Finance Pte/Avago
  Technologies U.S./Avago Technologies
  Wireless (Singapore), Sr. Unsec. Gtd.
  Global Notes, 10.13%, 12/01/13(a)               260,000       278,200
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes, 11.88%,
  12/01/15(a)                                     120,000       137,700
-----------------------------------------------------------------------

AIM V.I. High Yield Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
SEMICONDUCTORS-(CONTINUED)

Freescale Semiconductor Inc.,
  Sr. Notes,
  8.88%, 12/15/14 (Acquired
  11/16/06-04/11/07; Cost $184,844)(a)(b)(c)   $  185,000   $   177,600
-----------------------------------------------------------------------
  Sr. Sub. Notes,
  10.13%, 12/15/16 (Acquired
  11/16/06-06/29/07; Cost $950,044)(a)(b)(c)      975,000       921,375
-----------------------------------------------------------------------
MagnaChip Semiconductor S.A./MagnaChip
  Semiconductor Finance Co. (South Korea),
  Sr. Sec. Global Notes, 6.88%,
  12/15/11(a)(c)                                  360,000       311,400
-----------------------------------------------------------------------
Viasystems Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.50%, 01/15/11(a)                      165,000       169,950
=======================================================================
                                                              2,305,825
=======================================================================

SPECIALTY CHEMICALS-1.87%

Huntsman International LLC, Sr. Unsec. Gtd.
  Sub. Global Notes, 7.88%, 11/15/14(a)           260,000       277,875
-----------------------------------------------------------------------
Johnsondiversey Holdings Inc., Sr. Unsec.
  Global Notes, 10.67%, 05/15/13(a)               190,000       198,075
-----------------------------------------------------------------------
NewMarket Corp., Sr. Gtd. Global Notes,
  7.13%, 12/15/16(a)                              150,000       147,937
-----------------------------------------------------------------------
Polypore Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.75%, 05/15/12(a)                       380,000       385,700
-----------------------------------------------------------------------
Polypore International Inc., Sr. Unsec. Disc.
  Global Notes, 10.50%, 10/01/12(a)(e)             65,000        63,622
=======================================================================
                                                              1,073,209
=======================================================================

SPECIALTY STORES-0.99%

Linens 'n Things Inc., Sr. Sec. Gtd. Floating
  Rate Global Notes, 10.98%,
  01/15/14(a)(c)(d)                               765,000       570,881
=======================================================================

STEEL-0.75%

AK Steel Corp., Sr. Unsec. Gtd. Global Notes,
  7.75%, 06/15/12(a)                              165,000       166,237
-----------------------------------------------------------------------
Metals USA, Inc., Sr. Sec. Gtd. Global Notes,
  11.13%, 12/01/15(a)                             155,000       169,337
-----------------------------------------------------------------------
Steel Dynamics Inc., Sr. Notes, 6.75%,
  04/01/15 (Acquired 03/28/07; Cost
  $95,000)(a)(b)                                   95,000        92,863
=======================================================================
                                                                428,437
=======================================================================

TIRES & RUBBER-0.86%

Goodyear Tire & Rubber Co. (The),
  Sr. Notes,
  8.63%, 12/01/11 (Acquired
  03/22/07-03/23/07; Cost $83,430)(a)(b)           78,000        83,363
-----------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  9.00%, 07/01/15(a)                              380,764       410,273
=======================================================================
                                                                493,636
=======================================================================

TRADING COMPANIES & DISTRIBUTORS-1.93%

H&E Equipment Services Inc., Sr. Unsec. Gtd.
  Global Notes, 8.38%, 07/15/16(a)                120,000       126,600
-----------------------------------------------------------------------
United Rentals North America, Inc., Sr.
  Unsec. Gtd. Global Notes, 6.50%,
  02/15/12(a)                                     625,000       614,844
-----------------------------------------------------------------------
Wesco Distribution Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 7.50%, 10/15/17(a)                360,000       369,000
=======================================================================
                                                              1,110,444
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


TRUCKING-0.22%

Saint Acquisition Corp., Sr. Sec. Notes,
  12.50%, 05/15/17 (Acquired 06/04/07; Cost
  $128,700)(a)(b)                              $  130,000   $   124,150
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.71%

Centennial Cellular Operating Co./Centennial
  Communications Corp., Sr. Unsec. Gtd.
  Global Notes, 10.13%, 06/15/13(a)               213,000       228,975
-----------------------------------------------------------------------
Dobson Cellular Systems, Inc.-Series B, Sr.
  Sec. Gtd. Global Notes, 8.38%, 11/01/11(a)      310,000       325,500
-----------------------------------------------------------------------
Dobson Communications Corp., Sr. Global
  Notes, 8.88%, 10/01/13(a)                       120,000       125,700
-----------------------------------------------------------------------
iPCS Inc., Sr. Sec. Gtd. Floating Rate First
  Lien Notes, 7.48%, 05/01/13 (Acquired
  04/11/07; Cost $90,000)(a)(b)(d)                 90,000        90,450
-----------------------------------------------------------------------
Rural Cellular Corp.,
  Sr. Sec. Gtd. Global Notes,
  8.25%, 03/15/12(a)                               80,000        82,200
-----------------------------------------------------------------------
  Sr. Sub. Floating Rate Notes,
  8.36%, 06/01/13 (Acquired 05/24/07; Cost
  $130,000)(a)(b)(d)                              130,000       130,000
=======================================================================
                                                                982,825
=======================================================================
    Total Bonds & Notes (Cost $54,422,718)                   54,469,237
=======================================================================

BUNDLED SECURITIES-2.29%

INVESTMENT BANKING & BROKERAGE-2.29%

Targeted Return Index Securities Trust-Series
  HY 2006-1, Sec. Bonds, 7.55%, 05/01/16
  (Acquired 06/27/06-05/11/07; Cost
  $1,320,077) (Cost $1,321,805)(a)(b)(c)        1,338,750     1,317,714
=======================================================================

                                                 SHARES
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-1.27%

BROADCASTING & CABLE TV-1.05%

Adelphia Business Solutions(g)                      3,280       102,500
-----------------------------------------------------------------------
Adelphia Recovery Trust-Series ACC-1(c)(g)        318,570        27,078
-----------------------------------------------------------------------
Adelphia Recovery Trust-Series ARAHOVA(g)         109,170        51,310
-----------------------------------------------------------------------
Time Warner Cable, Inc.-Class A(c)(h)               8,180       320,411
-----------------------------------------------------------------------
Virgin Media Inc.                                   4,129       100,624
-----------------------------------------------------------------------
XM Satellite Radio Holdings Inc.-Wts.,
  expiring 03/15/10(i)                                182           191
=======================================================================
                                                                602,114
=======================================================================

CONSTRUCTION MATERIALS-0.00%

Dayton Superior Corp.-Wts., expiring 06/15/09
  (Acquired 08/07/00; Cost $0)(b)(f)(i)(j)            175             0
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.01%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  07/21/00-11/15/00; Cost $7,710)(b)(f)(i)(j)         832             0
-----------------------------------------------------------------------
XO Holdings Inc.(k)                                    33           147
-----------------------------------------------------------------------
XO Holdings Inc.-Class A-Wts., expiring
  01/16/10(k)                                       1,533         1,134
-----------------------------------------------------------------------
XO Holdings Inc.-Class B-Wts., expiring
  01/16/10(k)                                       1,148           448
-----------------------------------------------------------------------
XO Holdings Inc.-Class C-Wts., expiring
  01/16/10(k)                                       1,148           184
=======================================================================
                                                                  1,913
=======================================================================

AIM V.I. High Yield Fund

                                                 SHARES        VALUE
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-0.21%

iPCS, Inc.(h)                                       3,614   $   122,406
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $619,256)                                 726,433
=======================================================================

PREFERRED STOCKS-0.65%

MULTI-UTILITIES-0.16%

NRG Energy, Inc. $14.38 Conv. Pfd.                    250        92,333
=======================================================================

RETAIL REIT'S-0.49%

Mills Corp. (The),
  -Series B,
  9.00% Pfd.(a)                                       730        19,824
-----------------------------------------------------------------------
  -Series C,
  9.00% Pfd.(a)                                     4,555       118,714
-----------------------------------------------------------------------
  -Series E,
  8.75% Pfd.(a)                                     4,555       118,715
-----------------------------------------------------------------------
  -Series G,
  7.88% Pfd.                                        1,000        25,230
=======================================================================
                                                                282,483
=======================================================================
    Total Preferred Stocks (Cost $351,099)                      374,816
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
-----------------------------------------------------------------------
ASSET-BACKED SECURITIES-0.27%

ELECTRIC UTILITIES-0.27%

Reliant Energy Mid-Atlantic Power Holdings,
  LLC- Series B, Sr. Unsec. Pass Through
  Ctfs., 9.24%, 07/02/17 (Cost $143,382)(a)    $  142,787       157,154
=======================================================================

-----------------------------------------------------------------------
                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

SENIOR SECURED FLOATING RATE INTEREST
  LOANS-0.18%

AIRLINES-0.18%

Evergreen International Aviation Inc.,
  First Lien Term Loan,
  8.82%, 10/31/11(a)(d)                        $   97,809   $    98,053
-----------------------------------------------------------------------
  10.75%, 10/31/11(a)(d)                            4,575         4,587
=======================================================================
    Total Senior Secured Floating Rate
      Interest Loans (Cost $101,503)                            102,640
=======================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.54% (Cost
  $56,959,763)                                               57,147,994
=======================================================================

                                                 SHARES
-----------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN MONEY MARKET
  FUNDS-9.41%

Liquid Assets Portfolio-Institutional
  Class(l)(m)                                   2,701,132     2,701,132
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(l)(m)                                   2,701,132     2,701,132
=======================================================================
    Total Investments Purchased with Cash
      Collateral from Securities on Loan
      (Cost $5,402,264)                                       5,402,264
=======================================================================
TOTAL INVESTMENTS-108.95% (Cost $62,362,027)                 62,550,258
=======================================================================
OTHER ASSETS LESS LIABILITIES-(8.95)%                        (5,138,861)
=======================================================================
NET ASSETS-100.00%                                          $57,411,397
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Pfd.    - Preferred
PIK     - Payment in Kind
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2007 was $56,303,998, which represented 98.07% of the Fund's Net Assets. See Note 1A.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2007 was $11,597,768, which represented 20.20% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) All or a portion of this security was out on loan at June 30, 2007.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2007.
(e) Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at June 30, 2007 was $87,870, which represented 0.15% of the Fund's Net Assets.
(g) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(h) Non-income producing security.
(i) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(j) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at June 30, 2007 represented less than 0.01% of the Fund's Net Assets. See Note 1A.
(k) Non-income producing security acquired through a corporate action.
(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(m) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. High Yield Fund

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $56,959,763)*        $57,147,994
------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $5,402,264)                                5,402,264
============================================================
    Total investments (Cost $62,362,027)          62,550,258
============================================================
Receivables for:
  Investments sold                                 1,493,233
------------------------------------------------------------
  Fund shares sold                                    10,293
------------------------------------------------------------
  Dividends and Interest                           1,121,648
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                40,611
------------------------------------------------------------
Other assets                                           9,682
============================================================
    Total assets                                  65,225,725
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,454,837
------------------------------------------------------------
  Fund shares reacquired                              75,184
------------------------------------------------------------
  Amount due custodian                               765,262
------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             44,655
------------------------------------------------------------
  Collateral upon return of securities loaned      5,402,264
------------------------------------------------------------
Accrued administrative services fees                  36,719
------------------------------------------------------------
Accrued distribution fees -- Series II                   454
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,494
------------------------------------------------------------
Accrued transfer agent fees                            1,115
------------------------------------------------------------
Accrued operating expenses                            30,344
============================================================
    Total liabilities                              7,814,328
============================================================
Net assets applicable to shares outstanding      $57,411,397
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $61,074,286
------------------------------------------------------------
Undistributed net investment income                6,042,059
------------------------------------------------------------
Undistributed net realized gain (loss)            (9,893,179)
------------------------------------------------------------
Unrealized appreciation                              188,231
============================================================
                                                 $57,411,397
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $56,698,469
____________________________________________________________
============================================================
Series II                                        $   712,928
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           8,976,672
____________________________________________________________
============================================================
Series II                                            113,528
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $      6.32
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $      6.28
____________________________________________________________
============================================================

* At June 30, 2007, securities with an aggregate value of $5,292,739 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Interest                                          $ 2,350,006
-------------------------------------------------------------
Dividends from affiliated money market funds
  (includes securities lending income of
  $60,000)                                            116,528
-------------------------------------------------------------
Dividends                                               9,499
=============================================================
    Total investment income                         2,476,033
=============================================================

EXPENSES:

Advisory fees                                         190,583
-------------------------------------------------------------
Administrative services fees                           96,810
-------------------------------------------------------------
Custodian fees                                          7,630
-------------------------------------------------------------
Distribution fees -- Series II                            993
-------------------------------------------------------------
Transfer agent fees                                     6,140
-------------------------------------------------------------
Trustees' and officer's fees and benefits               9,314
-------------------------------------------------------------
Professional services fees                             24,792
-------------------------------------------------------------
Other                                                  10,810
=============================================================
    Total expenses                                    347,072
=============================================================
Less: Fees waived and expense offset arrangement      (56,795)
=============================================================
    Net expenses                                      290,277
=============================================================
Net investment income                               2,185,756
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from investment securities
  (includes net gains from securities sold to
  affiliates of $291)                               1,413,085
-------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation)                                   (1,609,792)
=============================================================
Net realized and unrealized gain (loss)              (196,707)
=============================================================
Net increase in net assets resulting from
  operations                                      $ 1,989,049
_____________________________________________________________
=============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. High Yield Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2007            2006
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 2,185,756    $ 3,893,306
-----------------------------------------------------------------------------------------
  Net realized gain                                             1,413,085      1,321,873
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)         (1,609,792)       486,551
=========================================================================================
    Net increase in net assets resulting from operations        1,989,049      5,701,730
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                             --     (4,779,802)
-----------------------------------------------------------------------------------------
  Series II                                                            --        (74,015)
=========================================================================================
    Decrease in net assets resulting from distributions                --     (4,853,817)
=========================================================================================
Share transactions-net:
  Series I                                                     (3,599,637)     2,787,332
-----------------------------------------------------------------------------------------
  Series II                                                      (232,948)      (666,577)
=========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (3,832,585)     2,120,755
=========================================================================================
    Net increase (decrease) in net assets                      (1,843,536)     2,968,668
=========================================================================================

NET ASSETS:

  Beginning of period                                          59,254,933     56,286,265
=========================================================================================
  End of period (including undistributed net investment
    income of $6,042,059 and $3,856,303, respectively)        $57,411,397    $59,254,933
_________________________________________________________________________________________
=========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. High Yield Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. High Yield Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund"). The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is a high level of current income.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. High Yield Fund

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. LOWER-RATED SECURITIES -- The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM V.I. High Yield Fund

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $200 million                                            0.625%
--------------------------------------------------------------------
Next $300 million                                             0.55%
--------------------------------------------------------------------
Next $500 million                                             0.50%
--------------------------------------------------------------------
Over $1 billion                                               0.45%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.95% and Series II shares to 1.20% of average daily net assets, through at least April 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, effective July 1, 2007, AIM has contractually agreed through at least April 30, 2009 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $54,403.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2007, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $72,015 for services provided by insurance companies.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM V.I. High Yield Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND                                               12/31/06          AT COST          FROM SALES         06/30/07        INCOME
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-Institutional Class       $1,494,785       $ 9,788,641       $(11,283,426)      $       --      $ 28,341
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class              1,494,785         9,788,641        (11,283,426)              --        28,187
=================================================================================================================================
  Subtotal                                        $2,989,570       $19,577,282       $(22,566,852)      $       --      $ 56,528
=================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND                                               12/31/06          AT COST          FROM SALES         06/30/07        INCOME*
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-Institutional Class       $2,240,339       $ 5,550,190       $ (5,089,397)      $2,701,132      $ 29,992
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class           2,240,340         5,550,189         (5,089,397)       2,701,132        30,008
=================================================================================================================================
  Subtotal                                        $4,480,679       $11,100,379       $(10,178,794)      $5,402,264      $ 60,000
=================================================================================================================================
  Total Investments in Affiliates                 $7,470,249       $30,677,661       $(32,745,646)      $5,402,264      $116,528
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2007, the Fund engaged in securities sales of $504,583, which resulted in net realized gains of $291, and securities purchases of $36,742.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $2,392.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $2,311 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

AIM V.I. High Yield Fund


    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured line of credit.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2007, securities with an aggregate value of $5,292,739 were on loan to brokers. The loans were secured by cash collateral of $5,402,264 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2007, the Fund received dividends on cash collateral investments of $60,000 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of December 31, 2006 to utilizing $4,014,008 of capital loss carryforward in the fiscal year ended December 31, 2007.

    The Fund had a capital loss carryforward as of December 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2010                                                $11,219,561
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $39,085,267 and $36,999,896, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $1,087,536
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (949,296)
==============================================================================
Net unrealized appreciation of investment securities              $  138,240
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $62,412,018.

AIM V.I. High Yield Fund

NOTE 11--SHARE INFORMATION

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED                 YEAR ENDED
                                                                     JUNE 30, 2007(A)             DECEMBER 31, 2006
                                                                --------------------------    --------------------------
                                                                  SHARES         AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                       2,304,114    $ 14,503,565     3,750,321    $ 23,392,683
------------------------------------------------------------------------------------------------------------------------
  Series II                                                          1,352           8,466         1,887          11,586
========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                              --              --       786,151       4,779,801
------------------------------------------------------------------------------------------------------------------------
  Series II                                                             --              --        12,214          74,015
========================================================================================================================
Reacquired:
  Series I                                                      (2,861,989)    (18,103,202)   (4,078,880)    (25,385,152)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                        (38,778)       (241,414)     (122,412)       (752,178)
========================================================================================================================
                                                                  (595,301)   $ (3,832,585)      349,281    $  2,120,755
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 77% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM V.I. High Yield Fund


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         SERIES I
                                                          -----------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                         YEAR ENDED DECEMBER 31,
                                                           JUNE 30,        ------------------------------------------------------
                                                             2007           2006       2005       2004          2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  6.12         $  6.03    $  6.45    $  5.97       $  5.00    $  5.31
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                    0.22            0.45       0.43       0.42          0.49       0.51
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              (0.02)           0.19      (0.26)      0.23          0.91      (0.82)
---------------------------------------------------------------------------------------------------------------------------------
  Increase from payments by affiliates                          --              --         --       0.02            --         --
=================================================================================================================================
    Total from investment operations                          0.20            0.64       0.17       0.67          1.40      (0.31)
=================================================================================================================================
Less dividends from net investment income                       --           (0.55)     (0.59)     (0.19)        (0.43)        --
=================================================================================================================================
Net asset value, end of period                             $  6.32         $  6.12    $  6.03    $  6.45       $  5.97    $  5.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               3.27%          10.74%      2.72%     11.25%(c)     28.04%     (5.84)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $56,698         $58,336    $54,731    $96,602       $37,267    $24,984
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              0.96%(d)        0.96%      1.01%      1.04%         1.20%      1.30%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           1.14%(d)        1.18%      1.16%      1.04%         1.20%      1.30%
=================================================================================================================================
Ratio of net investment income to average net assets          7.16%(d)        7.22%      6.58%      6.79%         8.54%     10.20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                      63%            135%        69%       131%          101%        74%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Total return is after reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 10.90%
(d) Ratios are annualized and based on average daily net assets of $60,691,090.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                         SERIES II
                                                          -----------------------------------------------------------------------
                                                                                                                   MARCH 26, 2002
                                                          SIX MONTHS                                                (DATE SALES
                                                            ENDED               YEAR ENDED DECEMBER 31,            COMMENCED) TO
                                                           JUNE 30,     ---------------------------------------     DECEMBER 31,
                                                             2007        2006      2005      2004         2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 6.09      $ 6.00    $ 6.43    $ 5.95       $ 4.99        $ 5.27
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                    0.21        0.43      0.41      0.41         0.49          0.38
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              (0.02)       0.19     (0.26)     0.24         0.90         (0.66)
---------------------------------------------------------------------------------------------------------------------------------
  Increase from payments by affiliates                          --          --        --      0.01           --            --
=================================================================================================================================
    Total from investment operations                          0.19        0.62      0.15      0.66         1.39         (0.28)
=================================================================================================================================
Less dividends from net investment income                       --       (0.53)    (0.58)    (0.18)       (0.43)           --
=================================================================================================================================
Net asset value, end of period                              $ 6.28      $ 6.09    $ 6.00    $ 6.43       $ 5.95        $ 4.99
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               3.12%      10.41%     2.43%    11.14%(c)    27.89%        (5.31)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $  713      $  919    $1,556    $1,072       $1,251        $  142
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              1.21%(d)    1.21%     1.22%     1.24%        1.45%         1.45%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           1.39%(d)    1.43%     1.41%     1.29%        1.45%         1.55%(e)
=================================================================================================================================
Ratio of net investment income to average net assets          6.91%(d)    6.97%     6.37%     6.59%        8.29%        10.05%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                      63%        135%       69%      131%         101%           74%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Total return is after reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 10.96%
(d)  Ratios are annualized and based on average daily net assets of $800,991.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM V.I. High Yield Fund


NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM V.I. High Yield Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information about   actual ending account balance or expenses
ongoing costs, including management fees;    actual account values and actual expenses.   you paid for the period. You may use this
distribution and/or service fees (12b-1);    You may use the information in this table,   information to compare the ongoing costs
and other Fund expenses. This example is     together with the amount you invested, to    of investing in the Fund and other funds.
intended to help you understand your         estimate the expenses that you paid over     To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   the period. Simply divide your account       example with the 5% hypothetical examples
the Fund and to compare these costs with     value by $1,000 (for example, an $8,600      that appear in the shareholder reports of
ongoing costs of investing in other mutual   account value divided by $1,000 = 8.6),      the other funds.
funds. The example is based on an            then multiply the result by the number in
investment of $1,000 invested at the         the table under the heading entitled            Please note that the expenses shown in
beginning of the period and held for the     "Actual Expenses Paid During Period" to      the table are meant to highlight your
entire period January 1, 2007, through       estimate the expenses you paid on your       ongoing costs. Therefore, the hypothetical
June 30, 2007.                               account during this period.                  information is useful in comparing ongoing
                                                                                          costs, and will not help you determine the
   The actual and hypothetical expenses in   HYPOTHETICAL EXAMPLE FOR                     relative total costs of owning different
the examples below do not represent the      COMPARISON PURPOSES                          funds.
effect of any fees or other expenses
assessed in connection with a variable       The table below also provides information
product; if they did, the expenses shown     about hypothetical account values and
would be higher while the ending account     hypothetical expenses based on the Fund's
values shown would be lower.                 actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
  SHARE          ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING          ACCOUNT VALUE       PAID DURING          EXPENSE
  CLASS             (1/1/07)           (6/30/07)(1)         PERIOD(2)             (6/30/07)          PERIOD(2)            RATIO

Series I           $1,000.00            $1,032.70             $4.84               $1,020.03            $4.81              0.96%
Series II           1,000.00             1,031.20              6.09                1,018.79             6.06              1.21

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. High Yield Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     mendations and makes its own                 A. NATURE, EXTENT AND QUALITY OF SERVICES
Variable Insurance Funds is required under   recommendations regarding the performance,      PROVIDED BY AIM
the Investment Company Act of 1940 to        fees and expenses of the AIM Funds to the
approve annually the renewal of the AIM      full Board. Moreover, the Investments        The Board reviewed the advisory services
V.I. High Yield Fund (the Fund) investment   Committee considers each Sub-Committee's     provided to the Fund by AIM under the
advisory agreement with A I M Advisors,      recommendations in making its annual         Fund's advisory agreement, the performance
Inc. (AIM). During contract renewal          recommendation to the Board whether to       of AIM in providing these services, and
meetings held on June 25-27, 2007, the       approve the continuance of each AIM Fund's   the credentials and experience of the
Board as a whole and the disinterested or    investment advisory agreement and            officers and employees of AIM who provide
"independent" Trustees, voting separately,   sub-advisory agreement, if applicable        these services. The Board's review of the
approved the continuance of the Fund's       (advisory agreements), for another year.     qualifications of AIM to provide these
investment advisory agreement for another                                                 services included the Board's
year, effective July 1, 2007. In doing so,      The independent Trustees, as mentioned    consideration of AIM's portfolio and
the Board determined that the Fund's         above, are assisted in their annual          product review process, various back
advisory agreement is in the best            evaluation of the advisory agreements by     office support functions provided by AIM,
interests of the Fund and its shareholders   the independent Senior Officer. One          and AIM's equity and fixed income trading
and that the compensation to AIM under the   responsibility of the Senior Officer is to   operations. The Board concluded that the
Fund's advisory agreement is fair and        manage the process by which the AIM Funds'   nature, extent and quality of the advisory
reasonable.                                  proposed management fees are negotiated      services provided to the Fund by AIM were
                                             during the annual contract renewal process   appropriate and that AIM currently is
   The independent Trustees met separately   to ensure that they are negotiated in a      providing satisfactory advisory services
during their evaluation of the Fund's        manner which is at arms' length and          in accordance with the terms of the Fund's
investment advisory agreement with           reasonable. Accordingly, the Senior          advisory agreement. In addition, based on
independent legal counsel from whom they     Officer must either supervise a              their ongoing meetings throughout the year
received independent legal advice, and the   competitive bidding process or prepare an    with the Fund's portfolio managers, the
independent Trustees also received           independent written evaluation. The Senior   Board concluded that these individuals are
assistance during their deliberations from   Officer has recommended that an              competent and able to continue to carry
the independent Senior Officer, a            independent written evaluation be provided   out their responsibilities under the
full-time officer of the AIM Funds who       and, upon the direction of the Board, has    Fund's advisory agreement.
reports directly to the independent          prepared an independent written
Trustees. The following discussion more      evaluation.                                     In determining whether to continue the
fully describes the process employed by                                                   Fund's advisory agreement, the Board
the Board to evaluate the performance of        During the annual contract renewal        considered the prior relationship between
the AIM Funds (including the Fund)           process, the Board considered the factors    AIM and the Fund, as well as the Board's
throughout the year and, more                discussed below under the heading "Factors   knowledge of AIM's operations, and
specifically, during the annual contract     and Conclusions and Summary of Independent   concluded that it was beneficial to
renewal meetings.                            Written Fee Evaluation" in evaluating the    maintain the current relationship, in
                                             fairness and reasonableness of the Fund's    part, because of such knowledge. The Board
THE BOARD'S FUND EVALUATION PROCESS          advisory agreement at the contract renewal   also considered the steps that AIM and its
                                             meetings and at their meetings throughout    affiliates have taken over the last
The Board's Investments Committee has        the year as part of their ongoing            several years to improve the quality and
established three Sub-Committees which are   oversight of the Fund. The Fund's advisory   efficiency of the services they provide to
responsible for overseeing the management    agreement was considered separately,         the Funds in the areas of investment
of a number of the series portfolios of      although the Board also considered the       performance, product line diversification,
the AIM Funds. This Sub-Committee structure  common interests of all of the AIM Funds     distribution, fund operations, shareholder
permits the Trustees to focus on the         in their deliberations. The Board            services and compliance. The Board
performance of the AIM Funds that have       comprehensively considered all of the        concluded that the quality and efficiency
been assigned to them. The Sub-Committees    information provided to them and did not     of the services AIM and its affiliates
meet throughout the year to review the       identify any particular factor that was      provide to the AIM Funds in each of these
performance of their assigned funds, and     controlling. Furthermore, each Trustee may   areas have generally improved, and support
the Sub-Committees review monthly and        have evaluated the information provided      the Board's approval of the continuance of
quarterly comparative performance            differently from one another and             the Fund's advisory agreement.
information and periodic asset flow data     attributed different weight to the various
for their assigned funds. These materials    factors. The Trustees recognized that the    B. FUND PERFORMANCE
are prepared under the direction and         advisory arrangements and resulting
supervision of the independent Senior        advisory fees for the Fund and the other     The Board compared the Fund's performance
Officer. Over the course of each year, the   AIM Funds are the result of years of         during the past one, three and five
Sub-Committees meet with portfolio managers  review and negotiation between the           calendar years to the performance of funds
for their assigned funds and other members   Trustees and AIM, that the Trustees may      in the Fund's Lipper peer group that are
of management and review with these          focus to a greater extent on certain         not managed by AIM, and against the
individuals the performance, investment      aspects of these arrangements in some        performance of all funds in the Lipper
objective(s), policies, strategies and       years than others, and that the Trustees'    Variable Annuity Underlying Funds - High
limitations of these funds.                  deliberations and conclusions in a           Current Yield Index. The Board also
                                             particular year may be based in part on      reviewed the methodology used by Lipper to
   In addition to their meetings             their deliberations and conclusions of       identify the Fund's peers. The Board noted
throughout the year, the Sub-Committees      these same arrangements throughout the       that the Fund's performance was comparable
meet at designated contract renewal          year and in prior years.                     to the median performance of its peers for
meetings each year to conduct an in-depth                                                 the one, three and five year periods. The
review of the performance, fees and          FACTORS AND CONCLUSIONS AND SUMMARY OF       Board noted that the Fund's performance
expenses of their assigned funds. During     INDEPENDENT WRITTEN FEE EVALUATION           was comparable to the performance of the
the contract renewal process, the Trustees                                                Index for the one, three and five year
receive comparative performance and fee      The discussion below serves as a summary     periods. The Board also considered the
data regarding all the AIM Funds prepared    of the Senior Officer's independent          steps AIM has taken over the last several
by an independent company, Lipper, Inc.,     written evaluation, as well as a             years to improve the quality and
under the direction and supervision of the   discussion of the material factors and       efficiency of the services that AIM
independent Senior Officer who also          related conclusions that formed the basis    provides to the AIM Funds. The Board
prepares a separate analysis of this         for the Board's approval of the Fund's       concluded that AIM continues to be
information for the Trustees. Each           advisory agreement. Unless otherwise         responsive to the Board's focus on fund
Sub-Committee then makes recommendations     stated, information set forth below is as    performance. Although the independent
to the Investments Committee regarding the   of June 27, 2007 and does not reflect any    written evaluation of the Fund's Senior
performance, fees and expenses of their      changes that may have occurred since that    Officer (discussed below) only considered
assigned funds. The Investments Committee    date, including but not limited to changes   Fund performance through the most recent
considers each Sub-Committee's recom-        to the Fund's performance, advisory fees,    calendar year, the Board also reviewed
                                             expense limitations and/or fee waivers.      more

                                                                                                                         (continued)

AIM V.I. HIGH YIELD FUND

recent Fund performance and this review      E. PROFITABILITY AND FINANCIAL RESOURCES     used to pay for research and execution
did not change their conclusions.               OF AIM                                    services. The Board noted that soft dollar
                                                                                          arrangements shift the payment obligation
C. ADVISORY FEES AND FEE WAIVERS             The Board reviewed information from AIM      for the research and executions services
                                             concerning the costs of the advisory and     from AIM to the funds and therefore may
The Board compared the Fund's contractual    other services that AIM and its affiliates   reduce AIM's expenses. The Board also
advisory fee rate to the contractual         provide to the Fund and the profitability    noted that research obtained through soft
advisory fee rates of funds in the Fund's    of AIM and its affiliates in providing       dollar arrangements may be used by AIM in
Lipper peer group that are not managed by    these services. The Board also reviewed      making investment decisions for the Fund
AIM, at a common asset level and as of the   information concerning the financial         and may therefore benefit Fund
end of the past calendar year. The           condition of AIM and its affiliates. The     shareholders. The Board concluded that
Board noted that the Fund's advisory         Board also reviewed with AIM the             AIM's soft dollar arrangements were
fee rate was comparable to the median        methodology used to prepare the              appropriate. The Board also concluded
advisory fee rate of its peers. The Board    profitability information.                   that, based on their review and
also reviewed the methodology used by        The Board considered the overall             representations made by AIM, these
Lipper and noted that the contractual fee    profitability of AIM, as well as the         arrangements were consistent with
rates shown by Lipper include any            profitability of AIM in connection with      regulatory requirements.
applicable long-term contractual fee         managing the Fund. The Board noted that
waivers. The Board also compared the         AIM continues to operate at a net profit,       The Board considered the fact that the
Fund's contractual advisory fee rate to      although increased expenses in recent        Fund's uninvested cash and cash collateral
the contractual advisory fee rates of        years have reduced the profitability of      from any securities lending arrangements
other clients of AIM and its affiliates      AIM and its affiliates. The Board            may be invested in money market funds
with investment strategies comparable to     concluded that the Fund's advisory fees      advised by AIM pursuant to procedures
those of the Fund, including one mutual      were fair and reasonable, and that the       approved by the Board. The Board noted
fund advised by AIM and one offshore fund    level of profits realized by AIM and its     that AIM will receive advisory fees from
advised and sub-advised by AIM affiliates.   affiliates from providing services to the    these affiliated money market funds
The Board noted that the Fund's rate was:    Fund was not excessive in light of the       attributable to such investments, although
(i) above the rate for the mutual fund;      nature, quality and extent of the services   AIM has contractually agreed to waive the
and (ii) comparable to the advisory fee      provided. The Board considered whether AIM   advisory fees payable by the Fund with
rate for the offshore fund.                  is financially sound and has the resources   respect to its investment of uninvested
                                             necessary to perform its obligations under   cash in these affiliated money market
   The Board noted that AIM has              the Fund's advisory agreement, and           funds through at least April 30, 2009. The
contractually agreed to waive fees and/or    concluded that AIM has the financial         Board considered the contractual nature of
limit expenses of the Fund through at        resources necessary to fulfill these         this fee waiver and noted that it remains
least April 30, 2009 in an amount            obligations.                                 in effect until at least April 30, 2009.
necessary to limit total annual operating                                                 The Board concluded that the Fund's
expenses to a specified percentage of        F. INDEPENDENT WRITTEN EVALUATION OF THE     investment of uninvested cash and cash
average daily net assets for each class of      FUND'S SENIOR OFFICER                     collateral from any securities lending
the Fund. The Board considered the                                                        arrangements in the affiliated money
contractual nature of this fee waiver and    The Board noted that, upon their             market funds is in the best interests of
noted that it remains in effect until at     direction, the Senior Officer of the Fund,   the Fund and its shareholders.
least April 30, 2009. The Board reviewed     who is independent of AIM and AIM's
the Fund's effective advisory fee rate,      affiliates, had prepared an independent
after taking account of this expense         written evaluation to assist the Board in
limitation, and considered the effect this   determining the reasonableness of the
expense limitation would have on the         proposed management fees of the AIM Funds,
Fund's estimated total expenses. The Board   including the Fund. The Board noted that
concluded that the levels of fee             they had relied upon the Senior Officer's
waivers/expense limitations for the Fund     written evaluation instead of a
were fair and reasonable.                    competitive bidding process. In
                                             determining whether to continue the Fund's
   After taking account of the Fund's        advisory agreement, the Board considered
contractual advisory fee rate, as well as    the Senior Officer's written evaluation.
the comparative advisory fee information
and the expense limitation discussed         G. COLLATERAL BENEFITS TO AIM AND ITS
above, the Board concluded that the Fund's      AFFILIATES
advisory fees were fair and reasonable.
                                             The Board considered various other
D. ECONOMIES OF SCALE AND BREAKPOINTS        benefits received by AIM and its
                                             affiliates resulting from AIM's
The Board considered the extent to which     relationship with the Fund, including the
there are economies of scale in AIM's        fees received by AIM and its affiliates
provision of advisory services to the        for their provision of administrative,
Fund. The Board also considered whether      transfer agency and distribution services
the Fund benefits from such economies of     to the Fund. The Board considered the
scale through contractual breakpoints in     performance of AIM and its affiliates in
the Fund's advisory fee schedule or          providing these services and the
through advisory fee waivers or expense      organizational structure employed by AIM
limitations. The Board noted that the        and its affiliates to provide these
Fund's contractual advisory fee schedule     services. The Board also considered that
includes three breakpoints but that, due     these services are provided to the Fund
to the Fund's asset level at the end of      pursuant to written contracts which are
the past calendar year and the way in        reviewed and approved on an annual basis
which the breakpoints have been              by the Board. The Board concluded that AIM
structured, the Fund has yet to benefit      and its affiliates were providing these
from the breakpoints. Based on this          services in a satisfactory manner and in
information, the Board concluded that the    accordance with the terms of their
Fund's advisory fees would reflect           contracts, and were qualified to continue
economies of scale at higher asset levels.   to provide these services to the Fund.
The Board also noted that the Fund shares
directly in economies of scale through          The Board considered the benefits
lower fees charged by third party service    realized by AIM as a result of portfolio
providers based on the combined size of      brokerage transactions executed through
all of the AIM Funds and affiliates.         "soft dollar" arrangements. Under these
                                             arrangements, portfolio brokerage
                                             commissions paid by the Fund and/or other
                                             funds advised by AIM are

                       AIM V.I. International Growth Fund
                Semiannual Report to Shareholders o June 30, 2007

INTERNATIONAL/GLOBAL EQUITY

International/Global Growth

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


  [AIM INVESTMENTS LOGO]             Unless otherwise noted, all data in this
-- REGISTERED TRADEMARK --           report are from A I M Management Group Inc.

                                     THIS REPORT MUST BE ACCOMPANIED OR PRECEDED
                                     BY A CURRENTLY EFFECTIVE FUND PROSPECTUS
                                     AND VARIABLE PRODUCT PROSPECTUS, WHICH
                                     CONTAIN MORE COMPLETE INFORMATION,
                                     INCLUDING SALES CHARGES AND EXPENSES.
                                     INVESTORS SHOULD READ EACH CAREFULLY BEFORE
                                     INVESTING.

                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. International Growth Fund

Fund performance
=======================================================================================      The performance data quoted represent
PERFORMANCE SUMMARY                                                                       past performance and cannot guarantee
                                                                                          comparable future results; current
FUND VS. INDEXES                                                                          performance may be lower or higher. Please
                                                                                          contact your variable product issuer or
Cumulative total returns, 12/31/06-6/30/07, excluding variable product issuer charges.    financial advisor for the most recent
If variable product issuer charges were included, returns would be lower.                 month-end variable product performance.
                                                                                          Performance figures reflect Fund expenses,
Series I Shares                                                                  12.95%   reinvested distributions and changes in
Series II Shares                                                                 12.79    net asset value. Investment return and
MSCI EAFE Index(1) (Broad Market Index)                                          10.74    principal value will fluctuate so that you
MSCI EAFE Growth Index(1) (Style-Specific Index)                                 11.94    may have a gain or loss when you sell
Lipper VUF International Growth Funds Index(1) (Peer Group Index)                11.35    shares.
Lipper International Multi-Cap Growth Funds Index(1) (Former Peer Group Index)   11.40
                                                                                             The total annual Fund operating expense
Source: (1) Lipper Inc.                                                                   ratio set forth in the most recent Fund
                                                                                          prospectus as of the date of this report
The unmanaged MSCI Europe, Australasia and the Far East Index (the MSCI EAFE              for Series I and Series II shares was
--REGISTERED TRADEMARK-- Index) is a group of foreign securities tracked by Morgan        1.11% and 1.36%, respectively. The expense
Stanley Capital International.                                                            ratios presented above may vary from the
                                                                                          expense ratios presented in other sections
   The unmanaged MSCI Europe, Australasia and the Far East Growth Index (the MSCI EAFE    of this report that are based on expenses
--REGISTERED TRADEMARK-- Growth Index) is a subset of the unmanaged MSCI EAFE Index,      incurred during the period covered by this
which represents the performance of foreign stocks tracked by Morgan Stanley Capital      report.
International. The Growth portion measures performance of companies with higher
price/earnings ratios and higher forecasted growth values.                                   AIM V.I. International Growth Fund, a
                                                                                          series portfolio of AIM Variable Insurance
   The Fund has elected to use the Lipper Variable Underlying Funds (VUF) International   Funds, is currently offered through
Growth Funds Index as its peer group instead of the Lipper International Multi-Cap        insurance companies issuing variable
Growth Funds Index. In 2006, Lipper began publishing VUF indexes, allowing the Fund to    products. You cannot purchase shares of
be compared with the Lipper VUF International Growth Funds Index. The unmanaged Lipper    the Fund directly. Performance figures
VUF International Growth Funds Index is an equally weighted representation of the         given represent the Fund and are not
largest variable insurance underlying funds in the Lipper International Growth Funds      intended to reflect actual variable
category. Lipper Inc. is an independent mutual fund monitor.                              product values. They do not reflect sales
                                                                                          charges, expenses and fees assessed in
   The unmanaged Lipper International Multi-Cap Growth Funds Index represents an          connection with a variable product. Sales
average of the performance of the largest international multi-capitalization growth       charges, expenses and fees, which are
funds tracked by Lipper Inc., an independent mutual fund performance monitor.             determined by the variable product
                                                                                          issuers, will vary and will lower the
   The Fund is not managed to track the performance of any particular index, including    total return.
the indexes defined here, and consequently, the performance of the Fund may deviate
significantly from the performance of the indexes.                                           Per NASD requirements, the most recent
                                                                                          month-end performance data at the Fund
   A direct investment cannot be made in an index. Unless otherwise indicated, index      level, excluding variable product charges,
results include reinvested dividends, and they do not reflect sales charges.              is available on this AIM automated
Performance of an index of funds reflects fund expenses; performance of a market index    information line, 866-702-4402. As
does not.                                                                                 mentioned above, for the most recent
=======================================================================================   month-end performance including variable
                                                                                          product charges, please contact your
==========================================   Series II shares' inception date is          variable product issuer or financial
FUND PERFORMANCE                             September 19, 2001. Returns since that       advisor.
As of 6/30/07                                date are historical. All other returns are
SERIES I SHARES                              the blended returns of the historical
Inception (5/5/93)                  10.46%   performance of Series II shares since
10 Years                             8.32    their inception and the restated
 5 Years                            18.04    historical performance of Series I shares
 1 Year                             32.96    (for periods prior to inception of Series
                                             II shares) adjusted to reflect the Rule
SERIES II SHARES                             12b-1 fees applicable to Series II shares.
10 Years                             8.04%   The inception date of Series I shares is
 5 Years                            17.71    May 5, 1993.
 1 Year                             32.60
==========================================      The performance of the Fund's Series I
                                             and Series II share classes will differ
                                             primarily due to different class expenses.

AIM V.I. International Growth Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2007


----------------------------------------------------------
Financials                                         20.2%
----------------------------------------------------------
Industrials                                        17.2
----------------------------------------------------------
Consumer Discretionary                             15.4
----------------------------------------------------------
Consumer Staples                                   11.7
----------------------------------------------------------
Information Technology                              7.7
----------------------------------------------------------
Energy                                              6.3
----------------------------------------------------------
Health Care                                         6.0
----------------------------------------------------------
Materials                                           5.4
----------------------------------------------------------
Telecommunication Services                          1.6
----------------------------------------------------------
Utilities                                           1.1
----------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                       7.4
__________________________________________________________
==========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)

                                                 SHARES         VALUE
--------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-88.27%

AUSTRALIA-3.48%

Aristocrat Leisure Ltd. (Casinos &
  Gaming)(a)(b)                                   517,869   $    6,291,369
--------------------------------------------------------------------------
Babcock & Brown Ltd. (Other Diversified
  Financial Services)(a)(b)                       291,839        7,903,100
--------------------------------------------------------------------------
BHP Billiton Ltd. (Diversified Metals &
  Mining)(a)                                      410,392       12,251,241
--------------------------------------------------------------------------
Brambles Ltd. (Diversified Commercial &
  Professional Services)(a)(c)                    648,344        6,679,504
==========================================================================
                                                                33,125,214
==========================================================================

BELGIUM-2.29%

InBev N.V. (Brewers)(a)                           178,306       14,119,299
--------------------------------------------------------------------------
KBC Groep N.V. (Diversified Banks)(a)              57,365        7,693,631
==========================================================================
                                                                21,812,930
==========================================================================

BRAZIL-0.71%

All America Latina Logistica (Railroads)(d)       492,700        6,742,667
==========================================================================

CANADA-3.21%

Canadian National Railway Co. (Railroads)         137,220        6,989,845
--------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil & Gas
  Exploration & Production)                       108,153        7,161,455
--------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                      162,701        6,069,587
--------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)        114,935       10,333,358
==========================================================================
                                                                30,554,245
==========================================================================

CHINA-0.97%

Ping An Insurance (Group) Co. of China Ltd.-
  Class H (Life & Health Insurance)(a)          1,309,000        9,274,639
==========================================================================

DENMARK-1.03%

Novo Nordisk A.S.-Class B
  (Pharmaceuticals)(a)                             89,748        9,774,205
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

FRANCE-8.59%

Axa (Multi-Line Insurance)(a)(b)                  263,454   $   11,304,998
--------------------------------------------------------------------------
BNP Paribas (Diversified Banks)(a)                122,510       14,595,034
--------------------------------------------------------------------------
Cap Gemini S.A. (IT Consulting & Other
  Services)(a)                                    135,664        9,921,421
--------------------------------------------------------------------------
Schneider Electric S.A. (Electrical
  Components & Equipment)(a)                       47,810        6,694,966
--------------------------------------------------------------------------
Societe Generale (Diversified Banks)(a)            56,840       10,503,342
--------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)(a)              167,034       13,559,244
--------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)(a)(b)     204,536       15,255,278
==========================================================================
                                                                81,834,283
==========================================================================

GERMANY-8.87%

Bayer A.G. (Diversified Chemicals)(a)             163,845       12,412,447
--------------------------------------------------------------------------
Commerzbank A.G. (Diversified Banks)(a)           234,872       11,257,899
--------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)(a)               56,704        7,998,667
--------------------------------------------------------------------------
Deutsche Boerse A.G. (Specialized Finance)         39,803        4,511,727
--------------------------------------------------------------------------
MAN A.G. (Industrial Machinery)(a)                 84,828       12,216,360
--------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)(a)                    57,875        7,960,864
--------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)(a)       32,340       14,431,711
--------------------------------------------------------------------------
Siemens A.G. (Industrial Conglomerates)(a)         95,699       13,767,975
==========================================================================
                                                                84,557,650
==========================================================================

GREECE-0.72%

OPAP S.A. (Casinos & Gaming)(a)                   192,930        6,819,111
==========================================================================

HONG KONG-2.38%

Esprit Holdings Ltd. (Apparel Retail)(a)          723,400        9,209,657
--------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial
  Conglomerates)                                  632,000        6,276,272
--------------------------------------------------------------------------
Li & Fung Ltd. (Distributors)(a)                1,996,000        7,206,159
==========================================================================
                                                                22,692,088
==========================================================================

AIM V.I. International Growth Fund

                                                 SHARES         VALUE
--------------------------------------------------------------------------

HUNGARY-0.84%

OTP Bank Nyrt. (Diversified Banks)(a)             138,306   $    7,963,602
==========================================================================

INDIA-2.78%

Bharat Heavy Electricals Ltd. (Heavy
  Electrical Equipment)(a)                        225,737        8,497,328
--------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.
  (Thrifts & Mortgage Finance)                    126,025        6,297,224
--------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
  Other Services)                                 246,606       11,688,337
==========================================================================
                                                                26,482,889
==========================================================================

INDONESIA-0.57%

PT Telekomunikasi Indonesia-Series B
  (Integrated Telecommunication Services)(a)    5,018,500        5,424,301
==========================================================================

IRELAND-2.42%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(a)                                       609,364       12,485,145
--------------------------------------------------------------------------
CRH PLC (Construction Materials)(a)               214,904       10,605,312
==========================================================================
                                                                23,090,457
==========================================================================

ISRAEL-1.47%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               338,584       13,966,590
==========================================================================

ITALY-1.29%

Eni S.p.A. (Integrated Oil & Gas)(a)              338,008       12,251,822
==========================================================================

JAPAN-10.62%

AEON Co., Ltd. (Hypermarkets & Super
  Centers)(a)(b)                                  234,900        4,357,116
--------------------------------------------------------------------------
Canon Inc. (Office Electronics)(b)                160,200        9,405,164
--------------------------------------------------------------------------
Denso Corp. (Auto Parts & Equipment)              141,300        5,530,378
--------------------------------------------------------------------------
FANUC Ltd. (Industrial Machinery)(a)              144,300       14,863,195
--------------------------------------------------------------------------
Hitachi High-Technologies Corp. (Trading
  Companies & Distributors)                       171,300        4,451,157
--------------------------------------------------------------------------
IBIDEN Co., Ltd. (Electronic Equipment
  Manufacturers)(a)(b)                            120,800        7,776,833
--------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment
  Manufacturers)(b)                                31,800        6,953,910
--------------------------------------------------------------------------
Komatsu Ltd. (Construction & Farm Machinery &
  Heavy Trucks)(a)                                379,100       10,978,000
--------------------------------------------------------------------------
Mizuho Financial Group, Inc. (Diversified
  Banks) (Acquired 10/24/2005; Cost
  $2,127,848)(a)(e)                                   354        2,443,796
--------------------------------------------------------------------------
Mizuho Financial Group, Inc. (Diversified
  Banks)(a)                                           779        5,377,731
--------------------------------------------------------------------------
ORIX Corp. (Consumer Finance)(a)(b)                33,460        8,786,964
--------------------------------------------------------------------------
Suzuki Motor Corp. (Automobile
  Manufacturers)(b)                               240,800        6,843,687
--------------------------------------------------------------------------
Toyota Motor Corp. (Automobile
  Manufacturers)(a)                               213,900       13,484,451
==========================================================================
                                                               101,252,382
==========================================================================

MEXICO-2.90%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)           165,294       10,236,658
--------------------------------------------------------------------------
Desarrolladora Homex S.A. de C.V.-ADR
  (Homebuilding)(c)                                59,541        3,607,589
--------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                             166,914        4,608,496
--------------------------------------------------------------------------

                                                 SHARES         VALUE
--------------------------------------------------------------------------
MEXICO-(CONTINUED)

Urbi, Desarrollos Urbanos, S.A. de C.V.
  (Homebuilding)(c)                               914,400   $    4,180,105
--------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Hypermarkets & Super Centers)(b)             1,331,100        5,052,361
==========================================================================
                                                                27,685,209
==========================================================================

NETHERLANDS-1.06%

Heineken Holding N.V. (Brewers)(a)                194,506       10,066,246
==========================================================================

NORWAY-0.91%

Petroleum Geo-Services A.S.A. (Oil & Gas
  Equipment & Services)(a)                        350,570        8,671,986
==========================================================================

RUSSIA-0.39%

LUKOIL-ADR (Integrated Oil & Gas)(a)               48,971        3,694,644
==========================================================================

SINGAPORE-1.57%

Keppel Corp. Ltd. (Industrial
  Conglomerates)(a)                             1,031,000        8,407,828
--------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified
  Banks)(a)                                       457,000        6,561,119
==========================================================================
                                                                14,968,947
==========================================================================

SOUTH AFRICA-0.74%

Standard Bank Group Ltd. (Diversified
  Banks)(a)                                       513,385        7,101,790
==========================================================================

SOUTH KOREA-1.33%

Hana Financial Group Inc. (Diversified
  Banks)(a)                                       104,480        5,081,122
--------------------------------------------------------------------------
Hyundai Heavy Industries Co., Ltd.
  (Construction & Farm Machinery & Heavy
  Trucks)                                          20,300        7,585,292
==========================================================================
                                                                12,666,414
==========================================================================

SPAIN-1.77%

Banco Santander Central Hispano S.A.
  (Diversified Banks)(a)                          403,224        7,418,295
--------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)(a)                                      160,458        9,464,939
==========================================================================
                                                                16,883,234
==========================================================================

SWEDEN-2.61%

Assa Abloy A.B.-Class B (Building
  Products)(a)                                    458,504       10,113,172
--------------------------------------------------------------------------
Atlas Copco A.B.-Class A (Industrial
  Machinery)(a)                                   442,200        7,380,780
--------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)(a)                   383,539        7,412,942
==========================================================================
                                                                24,906,894
==========================================================================

SWITZERLAND-9.17%

Adecco S.A. (Human Resource & Employment
  Services)(a)                                     92,378        7,129,691
--------------------------------------------------------------------------
Compagnie Financiere Richemont S.A.-Class A
  (Apparel, Accessories & Luxury Goods)(a)(f)     199,489       11,915,649
--------------------------------------------------------------------------
Credit Suisse Group (Diversified Capital
  Markets)(a)                                     167,342       11,867,042
--------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)(a)            29,477       11,193,992
--------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(a)            84,589       15,003,567
--------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(a)                                    82,857       16,153,343
--------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)(a)         236,105       14,112,283
==========================================================================
                                                                87,375,567
==========================================================================

AIM V.I. International Growth Fund

                                                 SHARES         VALUE
--------------------------------------------------------------------------

TAIWAN-2.86%

Hon Hai Precision Industry Co., Ltd.
  (Electronic Manufacturing Services)           1,281,451   $   11,085,351
--------------------------------------------------------------------------
MediaTek Inc. (Semiconductors)                    748,700       11,676,345
--------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.-
  ADR (Semiconductors)                            407,645        4,537,085
==========================================================================
                                                                27,298,781
==========================================================================

TURKEY-0.77%

Akbank T.A.S. (Diversified Banks)(a)            1,332,785        7,363,705
==========================================================================

UNITED KINGDOM-9.95%

Aviva PLC (Multi-Line Insurance)(a)               575,214        8,543,047
--------------------------------------------------------------------------
Capita Group PLC (Human Resource & Employment
  Services)(a)                                    493,941        7,159,426
--------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)(a)              326,236        4,493,247
--------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)(a)           280,001       12,951,988
--------------------------------------------------------------------------
Informa PLC (Publishing)(a)                       657,494        7,309,687
--------------------------------------------------------------------------
International Power PLC (Independent Power
  Producers & Energy Traders)(a)                1,229,147       10,576,151
--------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(a)     189,893       10,398,754
--------------------------------------------------------------------------
Shire PLC (Pharmaceuticals)(a)                    427,336       10,593,090
--------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                        991,442        8,300,477
--------------------------------------------------------------------------
WPP Group PLC (Advertising)(a)                    971,984       14,541,744
==========================================================================
                                                                94,867,611
==========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $522,521,680)                     841,170,103
==========================================================================

FOREIGN PREFERRED STOCKS-4.37%

BRAZIL-1.27%

Companhia de Bebidas das Americas-Pfd.-ADR
  (Brewers)(b)                                    104,556        7,318,920
--------------------------------------------------------------------------
Petroleo Brasileiro S.A.-Pfd.-ADR (Integrated
  Oil & Gas)                                       44,803        4,779,584
==========================================================================
                                                                12,098,504
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

GERMANY-3.10%

Henkel KGaA-Pfd. (Household Products)(a)          254,845   $   13,460,162
--------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile
  Manufacturers)(a)                                 9,044       16,100,842
==========================================================================
                                                                29,561,004
==========================================================================
    Total Foreign Preferred Stocks (Cost
      $22,650,998)                                              41,659,508
==========================================================================

MONEY MARKET FUNDS-6.71%

Liquid Assets Portfolio-Institutional
  Class(g)                                     31,967,399       31,967,399
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)       31,967,399       31,967,399
==========================================================================
    Total Money Market Funds (Cost
      $63,934,798)                                              63,934,798
==========================================================================

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS
  PURCHASED WITH CASH COLLATERAL FROM
  SECURITIES ON LOAN)-99.35%

  (Cost $609,107,476)                                          946,764,409
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-7.41%

Liquid Assets Portfolio-Institutional
  Class(g)(h)                                  35,288,906       35,288,906
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(g)(h)                                  35,288,905       35,288,905
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities on
      loan) (Cost $70,577,811)                                  70,577,811
==========================================================================
TOTAL INVESTMENTS-106.76% (Cost $679,685,287)                1,017,342,220
==========================================================================
OTHER ASSETS LESS LIABILITIES-(6.76)%                          (64,393,687)
==========================================================================
NET ASSETS-100.00%                                          $  952,948,533
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $694,940,467, which represented 72.93% of the Fund's Net Assets. See Note 1A.
(b) All or a portion of this security was out on loan at June 30, 2007.
(c) Non-income producing security.
(d) Each unit represents one common share and four preferred shares.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at June 30, 2007 represented 0.26% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(f) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. International Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $545,172,678)*     $  882,829,611
-------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $134,512,609)                             134,512,609
=============================================================
    Total investments (Cost $679,685,287)       1,017,342,220
=============================================================
Foreign currencies, at value (Cost
  $3,968,050)                                       3,990,212
-------------------------------------------------------------
Cash                                                   60,914
-------------------------------------------------------------
Receivables for:
  Investments sold                                    361,201
-------------------------------------------------------------
  Fund shares sold                                  1,775,840
-------------------------------------------------------------
  Dividends                                         3,417,230
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 52,322
-------------------------------------------------------------
Other assets                                            2,380
=============================================================
    Total assets                                1,027,002,319
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                               892,302
-------------------------------------------------------------
  Fund shares reacquired                            1,427,077
-------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                   88,576
-------------------------------------------------------------
  Collateral upon return of securities loaned      70,577,811
-------------------------------------------------------------
Accrued administrative services fees                  579,986
-------------------------------------------------------------
Accrued distribution fees -- Series II                147,141
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              4,737
-------------------------------------------------------------
Accrued transfer agent fees                               625
-------------------------------------------------------------
Accrued operating expenses                            335,531
=============================================================
    Total liabilities                              74,053,786
=============================================================
Net assets applicable to shares outstanding    $  952,948,533
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $  610,989,590
-------------------------------------------------------------
Undistributed net investment income                10,695,478
-------------------------------------------------------------
Undistributed net realized gain (loss)             (6,418,285)
-------------------------------------------------------------
Unrealized appreciation                           337,681,750
=============================================================
                                               $  952,948,533
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                       $  670,784,839
_____________________________________________________________
=============================================================
Series II                                      $  282,163,694
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                           20,182,659
_____________________________________________________________
=============================================================
Series II                                           8,581,733
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        33.24
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                    $        32.88
_____________________________________________________________
=============================================================

* At June 30, 2007, securities with an aggregate value of $68,290,267 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of
  $1,407,013)                                    $11,062,273
------------------------------------------------------------
Dividends from affiliated money market funds
  (includes securities lending income of
  $201,498)                                        1,428,777
============================================================
    Total investment income                       12,491,050
============================================================

EXPENSES:

Advisory fees                                      2,881,522
------------------------------------------------------------
Administrative services fees                       1,040,497
------------------------------------------------------------
Custodian fees                                       238,538
------------------------------------------------------------
Distribution fees -- Series II                       253,835
------------------------------------------------------------
Transfer agent fees                                   21,229
------------------------------------------------------------
Trustees' and officer's fees and benefits             19,201
------------------------------------------------------------
Other                                                 40,810
============================================================
    Total expenses                                 4,495,632
============================================================
Less: Fees waived and expense offset
  arrangement                                         (7,575)
============================================================
    Net expenses                                   4,488,057
============================================================
Net investment income                              8,002,993
============================================================

REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from:
  Investment securities                           15,498,963
------------------------------------------------------------
  Foreign currencies                                  83,205
============================================================
                                                  15,582,168
============================================================
Change in net unrealized appreciation of:
  Investment securities (net of change in
    estimated tax on foreign investments held
    of $(237,889) -- Note 1I)                     74,801,961
------------------------------------------------------------
  Foreign currencies                                  26,918
============================================================
                                                  74,828,879
============================================================
Net realized and unrealized gain                  90,411,047
============================================================
Net increase in net assets resulting from
  operations                                     $98,414,040
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. International Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                  JUNE 30,       DECEMBER 31,
                                                    2007             2006
------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                         $  8,002,993     $  5,082,538
------------------------------------------------------------------------------
  Net realized gain                               15,582,168       36,770,565
------------------------------------------------------------------------------
  Change in net unrealized appreciation           74,828,879      106,359,912
==============================================================================
    Net increase in net assets resulting from
     operations                                   98,414,040      148,213,015
==============================================================================
Distributions to shareholders from net
  investment income:
  Series I                                                --       (5,173,427)
------------------------------------------------------------------------------
  Series II                                               --       (1,205,499)
------------------------------------------------------------------------------
    Decrease in net assets resulting from
     distributions                                        --       (6,378,926)
==============================================================================
Share transactions-net:
  Series I                                        33,461,326          317,895
------------------------------------------------------------------------------
  Series II                                       93,956,195       85,698,882
==============================================================================
    Net increase in net assets resulting from
     share transactions                          127,417,521       86,016,777
==============================================================================
    Net increase in net assets                   225,831,561      227,850,866
==============================================================================

NET ASSETS:

  Beginning of period                            727,116,972      499,266,106
==============================================================================
  End of period (including undistributed net
    investment income of $10,695,478 and
    $2,692,485, respectively)                   $952,948,533     $727,116,972
______________________________________________________________________________
==============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. International Growth Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. International Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund"). The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

AIM V.I. International Growth Fund


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. International Growth Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Over $250 million                                             0.70%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit net annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, effective July 1, 2007, AIM has contractually agreed through at least April 30, 2009 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $7,189.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2007, AIM was paid $97,601 for accounting and fund administrative services and reimbursed $942,896 for services provided by insurance companies.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM V.I. International Growth Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                            VALUE          PURCHASES        PROCEEDS           VALUE         DIVIDEND
FUND                                      12/31/06          AT COST        FROM SALES        06/30/07         INCOME
----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class                    $22,755,651     $ 70,568,525     $ (61,356,777)    $31,967,399     $  615,197
----------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class                     22,755,651       70,568,525       (61,356,777)     31,967,399        612,082
======================================================================================================================
  Subtotal                               $45,511,302     $141,137,050     $(122,713,554)    $63,934,798     $1,227,279
======================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                            VALUE          PURCHASES        PROCEEDS           VALUE         DIVIDEND
FUND                                      12/31/06          AT COST        FROM SALES        06/30/07        INCOME*
----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class                   $ 28,210,678     $184,987,456     $(177,909,228)   $ 35,288,906     $  100,725
----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class                     28,210,678      184,987,456      (177,909,229)     35,288,905        100,773
----------------------------------------------------------------------------------------------------------------------
    Subtotal                            $ 56,421,356     $369,974,912     $(355,818,457)   $ 70,577,811     $  201,498
======================================================================================================================
  Total Investments in Affiliates       $101,932,658     $511,111,962     $(478,532,011)   $134,512,609     $1,428,777
______________________________________________________________________________________________________________________
======================================================================================================================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $386.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $3,622 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be

AIM V.I. International Growth Fund

compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2007, securities with an aggregate value of $68,290,267 were on loan to brokers. The loans were secured by cash collateral of $70,577,811 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended June 30, 2007, the Fund received dividends on cash collateral investments of $201,498 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of December 31, 2006 to utilizing $20,815,284 of capital loss carryforward in the fiscal year ended December 31, 2007.

    The Fund had a capital loss carryforward as of December 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2007                                                $   431,410
-----------------------------------------------------------------------------
December 31, 2010                                                 20,383,874
=============================================================================
Total capital loss carryforward                                  $20,815,284
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $195,745,756 and $80,216,103, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $336,333,991
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (2,823,814)
==============================================================================
Net unrealized appreciation of investment securities             $333,510,177
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $683,832,043.

AIM V.I. International Growth Fund

NOTE 10--SHARE INFORMATION

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2007(A)             DECEMBER 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     3,501,505    $109,289,449     5,527,297    $145,984,568
----------------------------------------------------------------------------------------------------------------------
  Series II                                                    4,107,637     128,381,436     4,213,039     111,448,899
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --       172,402       4,966,887
----------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --        42,239       1,205,499
======================================================================================================================
Reacquired:
  Series I                                                    (2,460,597)    (75,828,123)   (5,743,301)   (150,633,560)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                   (1,138,840)    (34,425,241)   (1,018,904)    (26,955,516)
======================================================================================================================
                                                               4,009,705    $127,417,521     3,192,772    $ 86,016,777
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 29% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     SERIES I
                                                 --------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                             YEAR ENDED DECEMBER 31,
                                                     JUNE 30,            --------------------------------------------------------
                                                       2007                2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  29.44            $  23.17    $  19.77    $  16.04    $  12.49    $  14.91
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                               0.32                0.23        0.23        0.15        0.09        0.06
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                             3.48                6.32        3.31        3.70        3.54       (2.40)
=================================================================================================================================
    Total from investment operations                     3.80                6.55        3.54        3.85        3.63       (2.34)
=================================================================================================================================
Less dividends from net investment income                  --               (0.28)      (0.14)      (0.12)      (0.08)      (0.08)
=================================================================================================================================
Net asset value, end of period                       $  33.24            $  29.44    $  23.17    $  19.77    $  16.04    $  12.49
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         12.91%              28.28%      17.93%      24.00%      29.06%     (15.67)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $670,785            $563,460    $444,608    $346,605    $290,680    $247,580
=================================================================================================================================
Ratio of expenses to average net assets                  1.05%(c)            1.10%       1.11%       1.14%       1.10%       1.09%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 2.05%(c)            0.90%       1.11%       0.90%       0.69%       0.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                 11%                 34%         36%         48%         79%         71%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $607,507,196.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM V.I. International Growth Fund

                                                                                         SERIES II
                                                            --------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                        YEAR ENDED DECEMBER 31,
                                                             JUNE 30,        ---------------------------------------------------
                                                               2007            2006       2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  29.16        $  23.00    $ 19.65    $ 15.97    $ 12.45    $14.90
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                       0.28            0.17       0.18       0.11       0.06      0.03
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  3.44            6.25       3.30       3.66       3.51     (2.40)
================================================================================================================================
    Total from investment operations                             3.72            6.42       3.48       3.77       3.57     (2.37)
================================================================================================================================
Less dividends from net investment income                          --           (0.26)     (0.13)     (0.09)     (0.05)    (0.08)
================================================================================================================================
Net asset value, end of period                               $  32.88        $  29.16    $ 23.00    $ 19.65    $ 15.97    $12.45
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                 12.76%          27.92%     17.70%     23.63%     28.68%   (15.89)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $282,164        $163,657    $54,658    $21,497    $10,972    $4,751
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.30%(c)        1.35%      1.36%      1.39%      1.35%     1.31%(d)
================================================================================================================================
Ratio of net investment income to average net assets             1.80%(c)        0.65%      0.86%      0.65%      0.44%     0.19%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                         11%             34%        36%        48%        79%       71%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $204,750,534.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.34%.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

AIM V.I. International Growth Fund

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM V.I. International Growth Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information about   actual ending account balance or expenses
ongoing costs, including management fees;    actual account values and actual expenses.   you paid for the period. You may use this
distribution and/or service (12b-1) fees;    You may use the information in this table,   information to compare the ongoing costs
and other Fund expenses. This example is     together with the amount you invested, to    of investing in the Fund and other funds.
intended to help you understand your         estimate the expenses that you paid over     To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   the period. Simply divide your account       example with the 5% hypothetical examples
the Fund and to compare these costs with     value by $1,000 (for example, an $8,600      that appear in the shareholder reports of
ongoing costs of investing in other mutual   account value divided by $1,000 = 8.6),      the other funds.
funds. The example is based on an            then multiply the result by the number in
investment of $1,000 invested at the         the table under the heading entitled            Please note that the expenses shown in
beginning of the period and held for the     "Actual Expenses Paid During Period" to      the table are meant to highlight your
entire period January 1, 2007, through       estimate the expenses you paid on your       ongoing costs. Therefore, the hypothetical
June 30, 2007.                               account during this period.                  information is useful in comparing ongoing
                                                                                          costs, and will not help you determine the
   The actual and hypothetical expenses in   HYPOTHETICAL EXAMPLE FOR COMPARISON          relative total costs of owning different
the examples below do not represent the      PURPOSES                                     funds.
effect of any fees or other expenses
assessed in connection with a variable       The table below also provides information
product; if they did, the expenses shown     about hypothetical account values and
would be higher while the ending account     hypothetical expenses based on the Fund's
values shown would be lower.                 actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

Series I           $1,000.00            $1,129.50             $5.54              $1,019.59             $5.26              1.05%
Series II           1,000.00             1,127.90              6.86               1,018.35              6.51              1.30

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. International Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     Committee considers each Sub-Committee's     sory fees, expense limitations and/or fee
Variable Insurance Funds is required under   recommendations and makes its own            waivers.
the Investment Company Act of 1940 to        recommendations regarding the performance,
approve annually the renewal of the AIM      fees and expenses of the AIM Funds to the    A. NATURE, EXTENT AND QUALITY OF SERVICES
V.I. International Growth Fund (the Fund)    full Board. Moreover, the Investments           PROVIDED BY AIM
investment advisory agreement with A I M     Committee considers each SubCommittee's
Advisors, Inc. (AIM). During contract        recommendations in making its annual         The Board reviewed the advisory services
renewal meetings held on June 25-27, 2007,   recommendation to the Board whether to       provided to the Fund by AIM under the
the Board as a whole and the disinterested   approve the continuance of each AIM Fund's   Fund's advisory agreement, the performance
or "independent" Trustees, voting            investment advisory agreement and            of AIM in providing these services, and
separately, approved the continuance of      sub-advisory agreement, if applicable        the credentials and experience of the
the Fund's investment advisory agreement     (advisory agreements), for another year.     officers and employees of AIM who provide
for another year, effective July 1, 2007.                                                 these services. The Board's review of the
In doing so, the Board determined that the      The independent Trustees, as mentioned    qualifications of AIM to provide these
Fund's advisory agreement is in the best     above, are assisted in their annual          services included the Board's
interests of the Fund and its shareholders   evaluation of the advisory agreements by     consideration of AIM's portfolio and
and that the compensation to AIM under the   the independent Senior Officer. One          product review process, various back
Fund's advisory agreement is fair and        responsibility of the Senior Officer is to   office support functions provided by AIM,
reasonable.                                  manage the process by which the AIM Funds'   and AIM's equity and fixed income trading
                                             proposed management fees are negotiated      operations. The Board concluded that the
   The independent Trustees met separately   during the annual contract renewal process   nature, extent and quality of the advisory
during their evaluation of the Fund's        to ensure that they are negotiated in a      services provided to the Fund by AIM were
investment advisory agreement with           manner which is at arms' length and          appropriate and that AIM currently is
independent legal counsel from whom they     reasonable. Accordingly, the Senior          providing satisfactory advisory services
received independent legal advice, and the   Officer must either supervise a              in accordance with the terms of the Fund's
independent Trustees also received           competitive bidding process or prepare an    advisory agreement. In addition, based on
assistance during their deliberations from   independent written evaluation. The Senior   their ongoing meetings throughout the year
the independent Senior Officer, a            Officer has recommended that an              with the Fund's portfolio managers, the
full-time officer of the AIM Funds who       independent written evaluation be provided   Board concluded that these individuals are
reports directly to the independent          and, upon the direction of the Board, has    competent and able to continue to carry
Trustees. The following discussion more      prepared an independent written              out their responsibilities under the
fully describes the process employed by      evaluation.                                  Fund's advisory agreement.
the Board to evaluate the performance of
the AIM Funds (including the Fund)              During the annual contract renewal           In determining whether to continue the
throughout the year and, more                process, the Board considered the factors    Fund's advisory agreement, the Board
specifically, during the annual contract     discussed below under the heading "Factors   considered the prior relationship between
renewal meetings.                            and Conclusions and Summary of Independent   AIM and the Fund, as well as the Board's
                                             Written Fee Evaluation" in evaluating the    knowledge of AIM's operations, and
THE BOARD'S FUND EVALUATION PROCESS          fairness and reasonableness of the Fund's    concluded that it was beneficial to
                                             advisory agreement at the contract renewal   maintain the current relationship, in
The Board's Investments Committee has        meetings and at their meetings throughout    part, because of such knowledge. The Board
established three Sub-Committees which are   the year as part of their ongoing            also considered the steps that AIM and its
responsible for overseeing the management    oversight of the Fund. The Fund's advisory   affiliates have taken over the last
of a number of the series portfolios of      agreement was considered separately,         several years to improve the quality and
the AIM Funds. This SubCommittee structure   although the Board also considered the       efficiency of the services they provide to
permits the Trustees to focus on the         common interests of all of the AIM Funds     the Funds in the areas of investment
performance of the AIM Funds that have       in their deliberations. The Board            performance, product line diversification,
been assigned to them. The Sub-Committees    comprehensively considered all of the        distribution, fund operations, shareholder
meet throughout the year to review the       information provided to them and did not     services and compliance. The Board
performance of their assigned funds, and     identify any particular factor that was      concluded that the quality and efficiency
the Sub-Committees review monthly and        controlling. Furthermore, each Trustee may   of the services AIM and its affiliates
quarterly comparative performance            have evaluated the information provided      provide to the AIM Funds in each of these
information and periodic asset flow data     differently from one another and             areas have generally improved, and support
for their assigned funds. These materials    attributed different weight to the various   the Board's approval of the continuance of
are prepared under the direction and         factors. The Trustees recognized that the    the Fund's advisory agreement.
supervision of the independent Senior        advisory arrangements and resulting
Officer. Over the course of each year, the   advisory fees for the Fund and the other     B. FUND PERFORMANCE
SubCommittees meet with portfolio managers   AIM Funds are the result of years of
for their assigned funds and other members   review and negotiation between the           The Board compared the Fund's performance
of management and review with these          Trustees and AIM, that the Trustees may      during the past one, three and five
individuals the performance, investment      focus to a greater extent on certain         calendar years to the performance of funds
objective(s), policies, strategies and       aspects of these arrangements in some        in the Fund's Lipper peer group that are
limitations of these funds.                  years than others, and that the Trustees'    not managed by AIM, and against the
                                             deliberations and conclusions in a           performance of all funds in the Lipper
   In addition to their meetings             particular year may be based in part on      Variable Annuity Underlying Funds -
throughout the year, the Sub-Committees      their deliberations and conclusions of       International Growth Index. The Board also
meet at designated contract renewal          these same arrangements throughout the       reviewed the methodology used by Lipper to
meetings each year to conduct an in-depth    year and in prior years.                     identify the Fund's peers. The Board noted
review of the performance, fees and                                                       that the Fund's performance was comparable
expenses of their assigned funds. During     FACTORS AND CONCLUSIONS AND SUMMARY OF       to the median performance of its peers for
the contract renewal process, the Trustees   INDEPENDENT WRITTEN FEE EVALUATION           the one and five year periods, and above
receive comparative performance and fee                                                   such performance for the three year
data regarding all the AIM Funds prepared    The discussion below serves as a summary     period. The Board noted that the Fund's
by an independent company, Lipper, Inc.,     of the Senior Officer's independent          performance was comparable to the
under the direction and supervision of the   written evaluation, as well as a             performance of the Index for the one year
independent Senior Officer who also          discussion of the material factors and       period, and above such Index for the three
prepares a separate analysis of this         related conclusions that formed the basis    and five year periods. The Board also
information for the Trustees. Each           for the Board's approval of the Fund's       considered the steps AIM has taken over
Sub-Committee then makes recommendations     advisory agreement. Unless otherwise         the last several years to improve the
to the Investments Committee regarding the   stated, information set forth below is as    quality and efficiency of the services
performance, fees and expenses of their      of June 27, 2007 and does not reflect any    that AIM provides to the AIM Funds. The
assigned funds. The Investments              changes that may have occurred since that    Board concluded that AIM continues to be
                                             date, including but not limited to changes   responsive to the Board's focus on fund
                                             to the Fund's performance, advi-             performance. Although the independent
                                                                                          written evaluation of the Fund's Senior
                                                                                          Officer (dis-

                                                                                                                         (continued)

AIM V.I. International Growth Fund

cussed below) only considered Fund           fees were fair and reasonable.               tionship with the Fund, including the fees
performance through the most recent                                                       received by AIM and its affiliates for
calendar year, the Board also reviewed       D. ECONOMIES OF SCALE AND BREAKPOINTS        their provision of administrative,
more recent Fund performance and this                                                     transfer agency and distribution services
review did not change their conclusions.     The Board considered the extent to which     to the Fund. The Board considered the
                                             there are economies of scale in AIM's        performance of AIM and its affiliates in
C. ADVISORY FEES AND FEE WAIVERS             provision of advisory services to the        providing these services and the
                                             Fund. The Board also considered whether      organizational structure employed by AIM
The Board compared the Fund's contractual    the Fund benefits from such economies of     and its affiliates to provide these
advisory fee rate to the contractual         scale through contractual breakpoints in     services. The Board also considered that
advisory fee rates of funds in the Fund's    the Fund's advisory fee schedule or          these services are provided to the Fund
Lipper peer group that are not managed by    through advisory fee waivers or expense      pursuant to written contracts which are
AIM, at a common asset level and as of the   limitations. The Board noted that the        reviewed and approved on an annual basis
end of the past calendar year. The Board     Fund's contractual advisory fee schedule     by the Board. The Board concluded that AIM
noted that the Fund's advisory fee rate      includes one breakpoint and that the level   and its affiliates were providing these
was below the median advisory fee rate of    of the Fund's advisory fees, as a            services in a satisfactory manner and in
its peers. The Board also reviewed the       percentage of the Fund's net assets, has     accordance with the terms of their
methodology used by Lipper and noted that    decreased as net assets increased because    contracts, and were qualified to continue
the contractual fee rates shown by Lipper    of the breakpoint. Based on this             to provide these services to the Fund.
include any applicable long-term             information, the Board concluded that the
contractual fee waivers. The Board also      Fund's advisory fees appropriately reflect      The Board considered the benefits
compared the Fund's contractual advisory     economies of scale at current asset          realized by AIM as a result of portfolio
fee rate to the contractual advisory fee     levels. The Board also noted that the Fund   brokerage transactions executed through
rates of other clients of AIM and its        shares directly in economies of scale        "soft dollar" arrangements. Under these
affiliates with investment strategies        through lower fees charged by third party    arrangements, portfolio brokerage
comparable to those of the Fund, including   service providers based on the combined      commissions paid by the Fund and/or other
one mutual fund advised by AIM, one          size of all of the AIM Funds and             funds advised by AIM are used to pay for
Canadian fund advised by an AIM affiliate    affiliates.                                  research and execution services. The Board
and sub-advised by AIM, and two mutual                                                    noted that soft dollar arrangements shift
funds sub-advised by an AIM affiliate. The   E. PROFITABILITY AND FINANCIAL RESOURCES     the payment obligation for the research
Board noted that the Fund's rate was: (i)       OF AIM                                    and executions services from AIM to the
below the rate for the mutual fund; (ii)                                                  funds and therefore may reduce AIM's
above the sub-advisory fee rate for the      The Board reviewed information from AIM      expenses. The Board also noted that
Canadian fund, although the advisory fee     concerning the costs of the advisory and     research obtained through soft dollar
rate for such Canadian fund was above the    other services that AIM and its affiliates   arrangements may be used by AIM in making
Fund's; and (iii) above the sub-advisory     provide to the Fund and the profitability    investment decisions for the Fund and may
fee rates for the two sub-advised funds,     of AIM and its affiliates in providing       therefore benefit Fund shareholders. The
although the advisory fee rates for such     these services. The Board also reviewed      Board concluded that AIM's soft dollar
sub-advised funds were above the Fund's.     information concerning the financial         arrangements were appropriate. The Board
                                             condition of AIM and its affiliates. The     also concluded that, based on their review
   Additionally, the Board compared the      Board also reviewed with AIM the             and representations made by AIM, these
Fund's contractual advisory fee rate to      methodology used to prepare the              arrangements were consistent with
the total advisory fees paid by numerous     profitability information. The Board         regulatory requirements.
separately managed accounts/wrap accounts    considered the overall profitability of
advised by an AIM affiliate. The Board       AIM, as well as the profitability of AIM        The Board considered the fact that the
noted that the Fund's rate was generally     in connection with managing the Fund. The    Fund's uninvested cash and cash collateral
above the rates for the separately managed   Board noted that AIM continues to operate    from any securities lending arrangements
accounts/wrap accounts. The Board            at a net profit, although increased          may be invested in money market funds
considered that management of the            expenses in recent years have reduced the    advised by AIM pursuant to procedures
separately managed accounts/wrap accounts    profitability of AIM and its affiliates.     approved by the Board. The Board noted
by the AIM affiliate involves different      The Board concluded that the Fund's          that AIM will receive advisory fees from
levels of services and different             advisory fees were fair and reasonable,      these affiliated money market funds
operational and regulatory requirements      and that the level of profits realized by    attributable to such investments, although
than AIM's management of the Fund. The       AIM and its affiliates from providing        AIM has contractually agreed to waive the
Board concluded that these differences are   services to the Fund was not excessive in    advisory fees payable by the Fund with
appropriately reflected in the fee           light of the nature, quality and extent of   respect to its investment of uninvested
structure for the Fund and the separately    the services provided. The Board             cash in these affiliated money market
managed accounts/wrap accounts.              considered whether AIM is financially        funds through at least April 30, 2009. The
                                             sound and has the resources necessary to     Board considered the contractual nature of
   The Board noted that AIM has              perform its obligations under the Fund's     this fee waiver and noted that it remains
contractually agreed to waive fees and/or    advisory agreement, and concluded that AIM   in effect until at least April 30, 2009.
limit expenses of the Fund through at        has the financial resources necessary to     The Board concluded that the Fund's
least April 30, 2009 in an amount            fulfill these obligations.                   investment of uninvested cash and cash
necessary to limit total annual operating                                                 collateral from any securities lending
expenses to a specified percentage of        F. INDEPENDENT WRITTEN EVALUATION OF THE     arrangements in the affiliated money
average daily net assets for each class of      FUND'S SENIOR OFFICER                     market funds is in the best interests of
the Fund. The Board considered the                                                        the Fund and its shareholders.
contractual nature of this fee waiver and    The Board noted that, upon their
noted that it remains in effect until at     direction, the Senior Officer of the Fund,
least April 30, 2009. The Board reviewed     who is independent of AIM and AIM's
the Fund's effective advisory fee rate,      affiliates, had prepared an independent
after taking account of this expense         written evaluation to assist the Board in
limitation, and considered the effect this   determining the reasonableness of the
expense limitation would have on the         proposed management fees of the AIM Funds,
Fund's estimated total expenses. The Board   including the Fund. The Board noted that
concluded that the levels of fee             they had relied upon the Senior Officer's
waivers/expense limitations for the Fund     written evaluation instead of a
were fair and reasonable.                    competitive bidding process. In
                                             determining whether to continue the Fund's
   After taking account of the Fund's        advisory agreement, the Board considered
contractual advisory fee rate, as well as    the Senior Officer's written evaluation.
the comparative advisory fee information
and the expense limitation discussed         G. COLLATERAL BENEFITS TO AIM AND ITS
above, the Board concluded that the Fund's      AFFILIATES
advisory
                                             The Board considered various other
                                             benefits received by AIM and its
                                             affiliates resulting from AIM's rela-

                         AIM V.I. Large Cap Growth Fund
                Semiannual Report to Shareholders o June 30, 2007

DOMESTIC EQUITY

Large-Cap Growth

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


  [AIM INVESTMENTS LOGO]             Unless otherwise noted, all data in this
-- REGISTERED TRADEMARK --           report are from A I M Management Group Inc.

                                     THIS REPORT MUST BE ACCOMPANIED OR PRECEDED
                                     BY A CURRENTLY EFFECTIVE FUND PROSPECTUS
                                     AND VARIABLE PRODUCT PROSPECTUS, WHICH
                                     CONTAIN MORE COMPLETE INFORMATION,
                                     INCLUDING SALES CHARGES AND EXPENSES.
                                     INVESTORS SHOULD READ EACH CAREFULLY BEFORE
                                     INVESTING.

                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. Large Cap Growth Fund

Fund performance                                                                          determined by the variable product
=======================================================================================   issuers, will vary and will lower the
PERFORMANCE SUMMARY                                                                       total return.

FUND VS. INDEXES                                                                             Per NASD requirements, the most recent
                                                                                          month-end performance data at the Fund
Cumulative total returns, 12/31/06-6/30/07, excluding variable product issuer charges.    level, excluding variable product charges,
If variable product issuer charges were included, returns would be lower.                 is available on the AIM automated
                                                                                          information line, 866-702-4402. As
Series I Shares                                                                   7.37%   mentioned above, for the most recent
Series II Shares                                                                  7.17    month-end performance including variable
S&P 500 Index(1) (Broad Market Index)                                             6.96    product charges, please contact your
Russell 1000 Growth Index(1) (Style-Specific Index)                               8.13    variable product issuer or financial
Lipper VUF Large-Cap Growth Funds Index(1) (Peer Group Index)                     7.64    advisor.
Lipper Large Cap Growth Funds Index(1) (Former Peer Group Index)                  7.66
                                                                                             Had the advisor not waived fees and/or
Source: (1) Lipper Inc.                                                                   reimbursed expenses in the past,
                                                                                          performance would have been lower.
The unmanaged S&P 500 -- REGISTERED TRADEMARK -- Index is an index of common stocks
frequently used as a general measure of U.S. stock market performance.                    (1)  Total annual operating expenses less
                                                                                               any contractual fee waivers and/or
   The unmanaged Russell 1000 -- REGISTERED TRADEMARK -- Growth Index is a subset of           expense reimbursements by the advisor
the unmanaged Russell 1000 -- REGISTERED TRADEMARK -- Index, which represents the              in effect through at least April 30,
performance of the stocks of large-capitalization companies; the Growth subset                 2009. See current prospectus for more
measures the performance of Russell 1000 companies with higher price/book ratios and           information.
higher forecasted growth values. The Russell 1000 Growth Index and the Russell 1000
Index are trademarks/service marks of the Frank Russell Company. Russell
-- REGISTERED TRADEMARK --is a trademark of the Frank Russell Company.

   The Fund has elected to use the Lipper Variable Underlying Funds (Vuf) Large-Cap
Growth Funds Index as its peer group instead of the Lipper Large-Cap Growth Funds
Index. In 2006, Lipper began publishing VUF indexes, allowing the Fund to be compared with the Lipper VUF Large-Cap Growth Funds Index. The unmanaged Lipper VUF Large-Cap
Growth Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Large-Cap Growth Funds category.

   The unmanaged Lipper Large-Cap Growth Funds Index represents an average of the performance of the largest large-capitalization growth funds tracked by Lipper Inc., an independent mutual fund performance monitor.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================   gain or loss when you sell shares.
FUND PERFORMANCE
As of 6/30/07                                   The net annual Fund operating expense
SERIES I SHARES                              ratio set forth in the most recent Fund
Inception (8/29/03)                 10.80%   prospectus as of the date of this report
 1 Year                             16.74    for Series I and Series II shares was
                                             1.02% and 1.27%, respectively.(1) The
SERIES II SHARES                             total annual Fund operating expense ratio
Inception (8/29/03)                 10.58%   set forth in the most recent Fund
 1 Year                             16.37    prospectus as of the date of this report
==========================================   and Series II shares was 1.17% and 1.42%,
                                             for Series I respectively. The expense
The performance of the Fund's Series I and   ratios presented above may vary from the
Series II share classes will differ          expense ratios presented in other sections
primarily due to different class expenses.   of this report that are based on expenses
                                             incurred during the period covered by this
   The performance data quoted represent     report.
past performance and cannot guarantee
comparable future results; current              AIM V.I. Large Cap Growth Fund, a
performance may be lower or higher. Please   series portfolio of AIM Variable Insurance
contact your variable product issuer or      Funds, is currently offered through
financial advisor for the most recent        insurance companies issuing variable
month-end variable product performance.      products. You cannot purchase shares of
Performance figures reflect Fund expenses,   the Fund directly. Performance figures
reinvested distributions and changes in      given represent the Fund and are not
net asset value. Investment return and       intended to reflect actual variable
principal value will fluctuate so that you   product values. They do not reflect sales
may have a                                   charges, expenses and fees assessed in
                                             connection with a variable product. Sales
                                             charges, expenses and fees, which are

AIM V.I. Large Cap Growth Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2007


----------------------------------------------------------
Information Technology                             22.1%
----------------------------------------------------------
Health Care                                        20.1
----------------------------------------------------------
Financials                                         14.8
----------------------------------------------------------
Industrials                                        13.2
----------------------------------------------------------
Consumer Discretionary                             10.6
----------------------------------------------------------
Consumer Staples                                    5.3
----------------------------------------------------------
Telecommunication Services                          5.1
----------------------------------------------------------
Energy                                              3.9
----------------------------------------------------------
Materials                                           2.9
----------------------------------------------------------
Utilities                                           0.8
----------------------------------------------------------
Other Assets Less Liabilities                       1.2
__________________________________________________________
==========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)


                                                SHARES        VALUE
-----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-84.96%

AEROSPACE & DEFENSE-9.14%

Boeing Co. (The)                                  26,004   $  2,500,545
-----------------------------------------------------------------------
General Dynamics Corp.                            20,551      1,607,499
-----------------------------------------------------------------------
Honeywell International Inc.                      27,100      1,525,188
-----------------------------------------------------------------------
Lockheed Martin Corp.                             41,212      3,879,285
-----------------------------------------------------------------------
Raytheon Co.                                      34,885      1,879,953
=======================================================================
                                                             11,392,470
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.86%

Coach, Inc.(a)                                    26,000      1,232,140
-----------------------------------------------------------------------
Polo Ralph Lauren Corp.                           11,000      1,079,210
=======================================================================
                                                              2,311,350
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.07%

Ameriprise Financial, Inc.                        21,000      1,334,970
=======================================================================

AUTOMOTIVE RETAIL-0.90%

AutoZone, Inc.(a)                                  8,200      1,120,284
=======================================================================

BREWERS-0.75%

Anheuser-Busch Cos., Inc.                         17,988        938,254
=======================================================================

COMMUNICATIONS EQUIPMENT-3.96%

Cisco Systems, Inc.(a)                           177,136      4,933,238
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


COMPUTER HARDWARE-6.51%

Apple, Inc.(a)                                    12,000   $  1,464,480
-----------------------------------------------------------------------
Hewlett-Packard Co.                              113,449      5,062,095
-----------------------------------------------------------------------
International Business Machines Corp.             15,069      1,586,012
=======================================================================
                                                              8,112,587
=======================================================================

DEPARTMENT STORES-1.56%

Nordstrom, Inc.                                   38,136      1,949,512
=======================================================================

DIVERSIFIED METALS & MINING-0.88%

Freeport-McMoRan Copper & Gold, Inc.              13,219      1,094,798
=======================================================================

FOOD RETAIL-0.75%

Safeway Inc.                                      27,615        939,738
=======================================================================

FOOTWEAR-1.45%

Nike, Inc.-Class B                                31,100      1,812,819
=======================================================================

GENERAL MERCHANDISE STORES-0.83%

Family Dollar Stores, Inc.                        30,000      1,029,600
=======================================================================

HEALTH CARE DISTRIBUTORS-3.46%

AmerisourceBergen Corp.                           39,619      1,959,952
-----------------------------------------------------------------------
McKesson Corp.                                    39,373      2,348,206
=======================================================================
                                                              4,308,158
=======================================================================

HEALTH CARE EQUIPMENT-2.97%

Baxter International Inc.                         43,806      2,468,030
-----------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          14,519      1,232,518
=======================================================================
                                                              3,700,548
=======================================================================

AIM V.I. Large Cap Growth Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------

HEALTH CARE SERVICES-3.06%

Express Scripts, Inc.(a)                          23,946   $  1,197,539
-----------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)           13,168      1,030,528
-----------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                   20,347      1,586,863
=======================================================================
                                                              3,814,930
=======================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.85%

Manpower Inc.                                     11,529      1,063,435
=======================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.79%

NRG Energy, Inc.(a)                               23,600        981,052
=======================================================================

INDUSTRIAL CONGLOMERATES-1.15%

McDermott International, Inc.(a)                  17,178      1,427,835
=======================================================================

INTEGRATED OIL & GAS-3.92%

Exxon Mobil Corp.                                 12,412      1,041,119
-----------------------------------------------------------------------
Marathon Oil Corp.                                38,136      2,286,634
-----------------------------------------------------------------------
Occidental Petroleum Corp.                        26,973      1,561,197
=======================================================================
                                                              4,888,950
=======================================================================

INTERNET RETAIL-0.99%

Expedia, Inc.(a)                                  42,000      1,230,180
=======================================================================

INTERNET SOFTWARE & SERVICES-0.94%

Google Inc.-Class A(a)                             2,244      1,174,465
=======================================================================

INVESTMENT BANKING & BROKERAGE-5.36%

Goldman Sachs Group, Inc. (The)                   22,973      4,979,398
-----------------------------------------------------------------------
Morgan Stanley                                    20,275      1,700,667
=======================================================================
                                                              6,680,065
=======================================================================

IT CONSULTING & OTHER SERVICES-2.89%

Accenture Ltd.-Class A                            83,991      3,602,374
=======================================================================

LEISURE PRODUCTS-0.65%

Mattel, Inc.                                      31,924        807,358
=======================================================================

LIFE & HEALTH INSURANCE-2.25%

Prudential Financial, Inc.                        28,885      2,808,488
=======================================================================

MANAGED HEALTH CARE-4.79%

Coventry Health Care, Inc.(a)                     21,833      1,258,672
-----------------------------------------------------------------------
UnitedHealth Group Inc.                           44,082      2,254,354
-----------------------------------------------------------------------
WellPoint Inc.(a)                                 30,795      2,458,365
=======================================================================
                                                              5,971,391
=======================================================================

MULTI-LINE INSURANCE-1.44%

Assurant, Inc.                                    30,550      1,800,006
=======================================================================

OFFICE ELECTRONICS-0.85%

Xerox Corp.(a)                                    57,000      1,053,360
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.06%

JPMorgan Chase & Co.                              27,365      1,325,834
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


PHARMACEUTICALS-3.66%

Forest Laboratories, Inc.(a)                      28,000   $  1,278,200
-----------------------------------------------------------------------
Merck & Co. Inc.                                  35,932      1,789,414
-----------------------------------------------------------------------
Schering-Plough Corp.                             49,000      1,491,560
=======================================================================
                                                              4,559,174
=======================================================================

PROPERTY & CASUALTY INSURANCE-3.60%

Ambac Financial Group, Inc.                       10,466        912,531
-----------------------------------------------------------------------
Chubb Corp. (The)                                 31,251      1,691,929
-----------------------------------------------------------------------
SAFECO Corp.                                      15,359        956,251
-----------------------------------------------------------------------
Travelers Cos., Inc. (The)                        17,368        929,188
=======================================================================
                                                              4,489,899
=======================================================================

PUBLISHING-1.39%

McGraw-Hill Cos., Inc. (The)                      25,407      1,729,708
=======================================================================

SEMICONDUCTOR EQUIPMENT-0.83%

MEMC Electronic Materials, Inc.(a)                17,000      1,039,040
=======================================================================

SOFT DRINKS-1.10%

PepsiCo, Inc.                                     21,088      1,367,557
=======================================================================

SYSTEMS SOFTWARE-5.31%

BMC Software, Inc.(a)                             40,229      1,218,939
-----------------------------------------------------------------------
McAfee Inc.(a)                                    27,147        955,574
-----------------------------------------------------------------------
Microsoft Corp.                                   86,768      2,557,053
-----------------------------------------------------------------------
Oracle Corp.(a)                                   95,365      1,879,644
=======================================================================
                                                              6,611,210
=======================================================================

TECHNOLOGY DISTRIBUTORS-0.80%

Avnet, Inc.(a)                                    25,000        991,000
=======================================================================

TOBACCO-1.19%

UST Inc.                                          27,503      1,477,186
=======================================================================
    Total Domestic Common Stocks (Cost
      $84,949,192)                                          105,872,823
=======================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-13.79%

HONG KONG-1.42%

China Mobile Ltd. (Wireless Telecommunication
  Services)(b)                                   164,500      1,772,373
=======================================================================

MEXICO-4.62%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)           73,779      4,569,133
-----------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                             43,000      1,187,230
=======================================================================
                                                              5,756,363
=======================================================================

SWITZERLAND-4.20%

ABB Ltd. (Heavy Electrical Equipment)(b)         115,653      2,602,157
-----------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(b)            7,545      1,338,258
-----------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(b)                                    6,611      1,288,844
=======================================================================
                                                              5,229,259
=======================================================================

AIM V.I. Large Cap Growth Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------

UNITED KINGDOM-3.55%

Diageo PLC (Distillers & Vintners)(b)             89,170   $  1,852,470
-----------------------------------------------------------------------
Rio Tinto PLC-ADR (Diversified Metals &
  Mining)                                          4,043      1,237,643
-----------------------------------------------------------------------
Shire PLC (Pharmaceuticals)(b)                    54,000      1,338,588
=======================================================================
                                                              4,428,701
=======================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $11,174,076)                    17,186,696
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


MONEY MARKET FUNDS-1.86%

Liquid Assets Portfolio-Institutional
  Class(c)                                     1,157,114   $  1,157,114
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)       1,157,114      1,157,114
=======================================================================
    Total Money Market Funds (Cost
      $2,314,228)                                             2,314,228
=======================================================================
TOTAL INVESTMENTS-100.61% (Cost $98,437,496)                125,373,747
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.61)%                          (765,475)
=======================================================================
NET ASSETS-100.00%                                         $124,608,272
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $10,192,690, which represented 8.18% of the Fund's Net Assets. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Large Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $96,123,268)         $123,059,519
-------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $2,314,228)                                 2,314,228
=============================================================
     Total investments (Cost $98,437,496)         125,373,747
=============================================================
Foreign currencies, at value (Cost $74)                    88
=============================================================
Receivables for:
  Fund shares sold                                     11,661
-------------------------------------------------------------
  Dividends                                            82,646
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 34,567
=============================================================
     Total assets                                 125,502,709
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                               700,107
-------------------------------------------------------------
  Fund shares reacquired                               41,797
-------------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                             42,237
-------------------------------------------------------------
Accrued administrative services fees                   74,447
-------------------------------------------------------------
Accrued distribution fees-Series II                     1,188
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              3,491
-------------------------------------------------------------
Accrued transfer agent fees                               692
-------------------------------------------------------------
Accrued operating expenses                             30,478
=============================================================
     Total liabilities                                894,437
=============================================================
Net assets applicable to shares outstanding      $124,608,272
_____________________________________________________________
=============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                    $109,313,369
-------------------------------------------------------------
Undistributed net investment income                   (64,094)
-------------------------------------------------------------
Undistributed net realized gain (loss)            (11,577,205)
-------------------------------------------------------------
Unrealized appreciation                            26,936,202
=============================================================
                                                 $124,608,272
_____________________________________________________________
=============================================================


NET ASSETS:

Series I                                         $123,326,232
_____________________________________________________________
=============================================================
Series II                                        $  1,282,040
_____________________________________________________________
=============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                            8,381,166
_____________________________________________________________
=============================================================
Series II                                              87,586
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      14.71
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      14.64
_____________________________________________________________
=============================================================


STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of
  $8,412)                                         $  640,214
------------------------------------------------------------
Dividends from affiliated money market funds          48,747
============================================================
    Total investment income                          688,961
============================================================

EXPENSES:

Advisory fees                                        459,744
------------------------------------------------------------
Administrative services fees                         171,599
------------------------------------------------------------
Custodian fees                                         6,252
------------------------------------------------------------
Distribution fees-Series II                            2,385
------------------------------------------------------------
Transfer agent fees                                    3,851
------------------------------------------------------------
Trustees' and officer's fees and benefits             10,157
------------------------------------------------------------
Other                                                 32,882
============================================================
    Total expenses                                   686,870
============================================================
Less: Fees waived and expense offset arrangement     (65,875)
============================================================
    Net expenses                                     620,995
============================================================
Net investment income                                 67,966
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities                            2,907,634
------------------------------------------------------------
  Foreign currencies                                   3,596
============================================================
                                                   2,911,230
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            5,700,858
------------------------------------------------------------
  Foreign currencies                                    (205)
============================================================
                                                   5,700,653
============================================================
Net realized and unrealized gain                   8,611,883
============================================================
Net increase in net assets resulting from
  operations                                      $8,679,849
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Large Cap Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                  JUNE 30,       DECEMBER 31,
                                                    2007             2006
------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                         $     67,966     $     39,447
------------------------------------------------------------------------------
  Net realized gain (loss)                         2,911,230       (1,567,432)
------------------------------------------------------------------------------
  Change in net unrealized appreciation            5,700,653       15,089,538
==============================================================================
    Net increase in net assets resulting from
     operations                                    8,679,849       13,561,553
==============================================================================
Distributions to shareholders from net
  investment income-Series I                              --         (201,184)
------------------------------------------------------------------------------
Share transactions-net:
  Series I                                        (6,028,729)     103,311,208
------------------------------------------------------------------------------
  Series II                                         (816,143)       1,113,671
==============================================================================
    Net increase (decrease) in net assets
     resulting from share transactions            (6,844,872)     104,424,879
==============================================================================
    Net increase in net assets                     1,834,977      117,785,248
==============================================================================

NET ASSETS:

  Beginning of period                            122,773,295        4,988,047
==============================================================================
  End of period (including undistributed net
    investment income of $(64,094) and
    $(132,060), respectively)                   $124,608,272     $122,773,295
______________________________________________________________________________
==============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund"). The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

AIM V.I. Large Cap Growth Fund


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. Large Cap Growth Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $350 million                                            0.75%
--------------------------------------------------------------------
Over $350 million                                             0.625%
 ___________________________________________________________________
====================================================================


    Effective July 1, 2007, the Trustees approved a reduced contractual advisory fee schedule for the Fund. Prior to July 1, 2007 AIM had contractually waived advisory fees to the same reduced advisory fee schedule. Under the terms of the investment advisory agreement, the Fund will pay an advisory fee to AIM based on the following annual rates of the Fund's average daily net assets:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $250 million                                             0.67%
--------------------------------------------------------------------
Next $500 million                                             0.645%
--------------------------------------------------------------------
Next $1.5 billion                                             0.62%
--------------------------------------------------------------------
Next $2.5 billion                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.01% and Series II shares to 1.26% of average daily net assets, through at least April 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, effective July 1, 2007, AIM has contractually agreed through at least April 30, 2009 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $65,420.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2007, AIM was paid $24,794 for accounting and fund administrative services and reimbursed $146,805 for services provided by insurance companies.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM V.I. Large Cap Growth Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                                                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND                                               12/31/06          AT COST          FROM SALES         06/30/07        INCOME
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-Institutional Class       $  868,402       $ 8,098,073       $ (7,809,361)      $1,157,114       $24,437
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class                868,402         8,098,073         (7,809,361)       1,157,114        24,310
=================================================================================================================================
  Total Investments in Affiliates                 $1,736,804       $16,196,146       $(15,618,722)      $2,314,228       $48,747
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2007, the Fund engaged in securities purchases of $430,669.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $455.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $2,435 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

AIM V.I. Large Cap Growth Fund

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of December 31, 2006 to utilizing $12,019,235 of capital loss carryforward in the fiscal year ended December 31, 2007.

    The Fund had a capital loss carryforward as of December 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2009                                                $ 7,793,745
-----------------------------------------------------------------------------
December 31, 2010                                                  3,544,700
-----------------------------------------------------------------------------
December 31, 2013                                                     10,284
-----------------------------------------------------------------------------
December 31, 2014                                                  1,757,332
=============================================================================
Total capital loss carryforward                                  $13,106,061
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 12, 2006, the date of the reorganization of AIM V.I. Blue Chip into the Fund are realized on securities held in each Fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $34,133,338 and $40,642,238, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $26,289,613
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (426,069)
===============================================================================
Net unrealized appreciation of investment securities               $25,863,544
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $99,510,203.

AIM V.I. Large Cap Growth Fund

NOTE 10--SHARE INFORMATION


                                           CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                  JUNE 30, 2007(a)            DECEMBER 31, 2006
                                                              ------------------------    --------------------------
                                                               SHARES        AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     453,672    $  6,483,608     2,493,288    $ 31,035,114
--------------------------------------------------------------------------------------------------------------------
  Series II                                                         33             468         2,883          35,815
====================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                          --              --        14,674         201,184
--------------------------------------------------------------------------------------------------------------------
  Series II                                                         --              --            --              --
====================================================================================================================
Issued in connection with acquisitions:(b)
  Series I                                                          --              --     9,167,026     112,588,851
--------------------------------------------------------------------------------------------------------------------
  Series II                                                         --              --       104,182       1,274,141
====================================================================================================================
Reacquired:
  Series I                                                    (884,093)    (12,512,338)   (3,205,686)    (40,513,941)
--------------------------------------------------------------------------------------------------------------------
  Series II                                                    (55,127)       (816,610)      (14,623)        (96,285)
====================================================================================================================
                                                              (485,515)   $ (6,844,872)    8,561,744    $104,524,879
____________________________________________________________________________________________________________________
====================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 89% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) As of opening of business on June 12, 2006, the Fund acquired all the net assets of AIM V.I. Blue Chip Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 14, 2005 and by shareholders of AIM V.I. Blue Chip Fund on April 4, 2006. The acquisition was accomplished by a tax-free exchange of 9,271,208 shares of the Fund for 16,731,926 shares of AIM V.I. Blue Chip Fund outstanding as of the close of business on June 9, 2006. Each class of shares of AIM V.I. Blue Chip Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM V.I. Blue Chip Fund to the net asset value of the Fund as of the close of business, June 9, 2007. AIM V.I. Blue Chip Fund's net assets as of the close of business on June 9, 2007 of $113,862,992 including $5,643,661 of unrealized appreciation were combined with the net assets of the Fund immediately before the acquisition of $9,848,334. The combined aggregate net assets of the Fund immediately following to the reorganization were $123,711,326.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM V.I. Large Cap Growth Fund


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         SERIES I
                                                          -----------------------------------------------------------------------
                                                                                                                 AUGUST 29, 2003
                                                          SIX MONTHS                                             (DATE OPERATIONS
                                                            ENDED              YEAR ENDED DECEMBER 31,            COMMENCED) TO
                                                           JUNE 30,        -------------------------------         DECEMBER 31,
                                                             2007            2006       2005         2004              2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  13.71        $  12.71    $11.86       $10.90            $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 0.01            0.02     (0.01)(a)    (0.04)(b)         (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)       0.99            1.00      0.88         1.03              0.95
=================================================================================================================================
    Total from investment operations                           1.00            1.02      0.87         0.99              0.92
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           --           (0.02)       --           --             (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --              --     (0.02)       (0.03)               --
=================================================================================================================================
    Total distributions                                          --           (0.02)    (0.02)       (0.03)            (0.02)
=================================================================================================================================
Net asset value, end of period                             $  14.71        $  13.71    $12.71       $11.86            $10.90
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                7.29%           8.05%     7.30%        9.08%             9.16%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $123,326        $120,825    $4,352       $  596            $  546
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               1.01%(d)        1.02%     1.13%        1.33%             1.33%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            1.12%(d)        1.23%     7.30%        9.88%            14.54%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                       0.11%(d)        0.06%    (0.06)%      (0.35)%(b)        (0.73)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                       28%             76%       99%         104%               37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.06) and (0.51)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $121,690,635.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM V.I. Large Cap Growth Fund

                                                                                          SERIES II
                                                            ---------------------------------------------------------------------
                                                                                                                 AUGUST 29, 2003
                                                            SIX MONTHS                                           (DATE OPERATIONS
                                                              ENDED             YEAR ENDED DECEMBER 31,           COMMENCED) TO
                                                             JUNE 30,        -----------------------------         DECEMBER 31,
                                                               2007           2006      2005         2004              2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $13.66         $12.67    $11.84       $10.90            $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.02)         (0.01)    (0.03)(a)    (0.06)(b)         (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)        1.00           1.00      0.88         1.03              0.94
=================================================================================================================================
    Total from investment operations                            0.98           0.99      0.85         0.97              0.91
=================================================================================================================================
Less distributions:
  Dividends from net investment income                            --             --        --           --             (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --             --     (0.02)       (0.03)               --
=================================================================================================================================
    Total distributions                                           --             --     (0.02)       (0.03)            (0.01)
=================================================================================================================================
Net asset value, end of period                                $14.64         $13.66    $12.67       $11.84            $10.90
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                 7.17%          7.81%     7.15%        8.89%             9.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,282         $1,949    $  636       $  594            $  546
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.26%(d)       1.27%     1.33%        1.48%             1.48%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.37%(d)       1.48%     7.55%       10.13%            14.79%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                       (0.14)%(d)     (0.19)%   (0.26)%      (0.50)%(b)        (0.88)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                        28%            76%       99%         104%               37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.08) and (0.66)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $1,923,657.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three

AIM V.I. Large Cap Growth Fund
amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM V.I. Large Cap Growth Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information about   actual ending account balance or expenses
ongoing costs, including management fees;    actual account values and actual expenses.   you paid for the period. You may use this
distribution and/or service fees (12b-1);    You may use the information in this table,   information to compare the ongoing costs
and other Fund expenses. This example is     together with the amount you invested, to    of investing in the Fund and other funds.
intended to help you understand your         estimate the expenses that you paid over     To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   the period. Simply divide your account       example with the 5% hypothetical examples
the Fund and to compare these costs with     value by $1,000 (for example, an $8,600      that appear in the shareholder reports of
ongoing costs of investing in other mutual   account value divided by $1,000 = 8.6),      the other funds.
funds. The example is based on an            then multiply the result by the number in
investment of $1,000 invested at the         the table under the heading entitled            Please note that the expenses shown in
beginning of the period and held for the     "Actual Expenses Paid During Period" to      the table are meant to highlight your
entire period January 1, 2007, through       estimate the expenses you paid on your       ongoing costs. Therefore, the hypothetical
June 30, 2007.                               account during this period                   information is useful in comparing ongoing
                                                                                          costs, and will not help you determine the
   The actual and hypothetical expenses in   HYPOTHETICAL EXAMPLE FOR                     relative total costs of owning different
the examples below do not represent the      COMPARISON PURPOSES                          funds.
effect of any fees or other expenses
assessed in connection with a variable       The table below also provides
product; if they did, the expenses shown     information about hypothetical account
would be higher while the ending account     values and hypothetical expenses based on
values shown would be lower.                 the Fund's actual expense ratio and an
                                             assumed rate of return of 5% per year
                                             before expenses, which is not the Fund's
                                             actual return.

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
  SHARE          ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING          ACCOUNT VALUE       PAID DURING          EXPENSE
  CLASS             (1/1/07)           (6/30/07)(1)         PERIOD(2)             (6/30/07)           PERIOD(2)           RATIO

Series I           $1,000.00            $1,073.70             $5.19               $1,019.79            $5.06              1.01%
Series II           1,000.00             1,071.70              6.47                1,018.55             6.31              1.26

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. Large Cap Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     mendations and makes its own                 A. NATURE, EXTENT AND QUALITY OF SERVICES
Variable Insurance Funds is required under   recommendations regarding the performance,      PROVIDED BY AIM
the Investment Company Act of 1940 to        fees and expenses of the AIM Funds to the
approve annually the renewal of the AIM      full Board. Moreover, the Investments        The Board reviewed the advisory services
V.I. Large Cap Growth Fund (the Fund)        Committee considers each Sub-Committee's     provided to the Fund by AIM under the
investment advisory agreement with A I M     recommendations in making its annual         Fund's advisory agreement, the performance
Advisors, Inc. (AIM). During contract        recommendation to the Board whether to       of AIM in providing these services, and
renewal meetings held on June 25-27, 2007,   approve the continuance of each AIM Fund's   the credentials and experience of the
the Board as a whole and the disinterested   investment advisory agreement and            officers and employees of AIM who provide
or "independent" Trustees, voting            sub-advisory agreement, if applicable        these services. The Board's review of the
separately, approved the continuance of      (advisory agreements), for another year.     qualifications of AIM to provide these
the Fund's investment advisory agreement                                                  services included the Board's
for another year, effective July 1, 2007.       The independent Trustees, as mentioned    consideration of AIM's portfolio and
In doing so, the Board determined that the   above, are assisted in their annual          product review process, various back
Fund's advisory agreement is in the best     evaluation of the advisory agreements by     office support functions provided by AIM,
interests of the Fund and its shareholders   the independent Senior Officer. One          and AIM's equity and fixed income trading
and that the compensation to AIM under the   responsibility of the Senior Officer is to   operations. The Board concluded that the
Fund's advisory agreement is fair and        manage the process by which the AIM Funds'   nature, extent and quality of the advisory
reasonable.                                  proposed management fees are negotiated      services provided to the Fund by AIM were
                                             during the annual contract renewal process   appropriate and that AIM currently is
   The independent Trustees met separately   to ensure that they are negotiated in a      providing satisfactory advisory services
during their evaluation of the Fund's        manner which is at arms' length and          in accordance with the terms of the Fund's
investment advisory agreement with           reasonable. Accordingly, the Senior          advisory agreement. In addition, based on
independent legal counsel from whom they     Officer must either supervise a              their ongoing meetings throughout the year
received independent legal advice, and the   competitive bidding process or prepare an    with the Fund's portfolio managers, the
independent Trustees also received           independent written evaluation. The Senior   Board concluded that these individuals are
assistance during their deliberations from   Officer has recommended that an              competent and able to continue to carry
the independent Senior Officer, a            independent written evaluation be provided   out their responsibilities under the
full-time officer of the AIM Funds who       and, upon the direction of the Board, has    Fund's advisory agreement.
reports directly to the independent          prepared an independent written
Trustees. The following discussion more      evaluation.                                     In determining whether to continue the
fully describes the process employed by                                                   Fund's advisory agreement, the Board
the Board to evaluate the performance of        During the annual contract renewal        considered the prior relationship between
the AIM Funds (including the Fund)           process, the Board considered the factors    AIM and the Fund, as well as the Board's
throughout the year and, more                discussed below under the heading "Factors   knowledge of AIM's operations, and
specifically, during the annual contract     and Conclusions and Summary of Independent   concluded that it was beneficial to
renewal meetings.                            Written Fee Evaluation" in evaluating the    maintain the current relationship, in
                                             fairness and reasonableness of the Fund's    part, because of such knowledge. The Board
THE BOARD'S FUND EVALUATION PROCESS          advisory agreement at the contract renewal   also considered the steps that AIM and its
                                             meetings and at their meetings throughout    affiliates have taken over the last
The Board's Investments Committee has        the year as part of their ongoing            several years to improve the quality and
established three Sub-Committees which are   oversight of the Fund. The Fund's advisory   efficiency of the services they provide to
responsible for overseeing the management    agreement was considered separately,         the Funds in the areas of investment
of a number of the series portfolios of      although the Board also considered the       performance, product line diversification,
the AIM Funds. This Sub-Committee            common interests of all of the AIM Funds     distribution, fund operations, shareholder
structure permits the Trustees to focus on   in their deliberations. The Board            services and compliance. The Board
the performance of the AIM Funds that have   comprehensively considered all of the        concluded that the quality and efficiency
been assigned to them. The Sub-Committees    information provided to them and did not     of the services AIM and its affiliates
meet throughout the year to review the       identify any particular factor that was      provide to the AIM Funds in each of these
performance of their assigned funds, and     controlling. Furthermore, each Trustee may   areas have generally improved, and support
the Sub-Committees review monthly and        have evaluated the information provided      the Board's approval of the continuance of
quarterly comparative performance            differently from one another and             the Fund's advisory agreement.
information and periodic asset flow data     attributed different weight to the various
for their assigned funds. These materials    factors. The Trustees recognized that the    B. FUND PERFORMANCE
are prepared under the direction and         advisory arrangements and resulting
supervision of the independent Senior        advisory fees for the Fund and the other     The Board compared the Fund's performance
Officer. Over the course of each year, the   AIM Funds are the result of years of         during the past one and three calendar
Sub-Committees meet with portfolio           review and negotiation between the           years to the performance of funds in the
managers for their assigned funds and        Trustees and AIM, that the Trustees may      Fund's Lipper peer group that are not
other members of management and review       focus to a greater extent on certain         managed by AIM, and against the
with these individuals the performance,      aspects of these arrangements in some        performance of all funds in the Lipper
investment objective(s), policies,           years than others, and that the Trustees'    Variable Annuity Underlying Funds - Large
strategies and limitations of these funds.   deliberations and conclusions in a           Cap Growth Index. The Board also reviewed
                                             particular year may be based in part on      the methodology used by Lipper to identify
   In addition to their meetings             their deliberations and conclusions of       the Fund's peers. The Board noted that the
throughout the year, the Sub-Committees      these same arrangements throughout the       Fund's performance was above the median
meet at designated contract renewal          year and in prior years.                     performance of its peers for the one and
meetings each year to conduct an in-depth                                                 three year periods. The Board noted that
review of the performance, fees and          FACTORS AND CONCLUSIONS AND SUMMARY OF       the Fund's performance was above the
expenses of their assigned funds. During     INDEPENDENT WRITTEN FEE EVALUATION           performance of the Index for the one year
the contract renewal process, the Trustees                                                period, and comparable to such Index for
receive comparative performance and fee      The discussion below serves as a summary     the three year period. The Board also
data regarding all the AIM Funds prepared    of the Senior Officer's independent          considered the steps AIM has taken over
by an independent company, Lipper, Inc.,     written evaluation, as well as a             the last several years to improve the
under the direction and supervision of the   discussion of the material factors and       quality and efficiency of the services
independent Senior Officer who also          related conclusions that formed the basis    that AIM provides to the AIM Funds. The
prepares a separate analysis of this         for the Board's approval of the Fund's       Board concluded that AIM continues to be
information for the Trustees. Each           advisory agreement. Unless otherwise         responsive to the Board's focus on fund
Sub-Committee then makes recommendations     stated, information set forth below is as    performance. Although the independent
to the Investments Committee regarding the   of June 27, 2007 and does not reflect any    written evaluation of the Fund's Senior
performance, fees and expenses of their      changes that may have occurred since that    Officer (discussed below) only considered
assigned funds. The Investments Committee    date, including but not limited to changes   Fund performance through the most recent
considers each Sub-Committee's recom-        to the Fund's performance, advisory fees,    calendar year, the Board also reviewed
                                             expense limitations and/or fee waivers.      more recent Fund performance and this

                                                                                                                         (continued)

AIM V.I. Large Cap Growth Fund

review did not change their conclusions.     AIM Funds, including the Fund, should be     mining the reasonableness of the proposed
                                             simplified. The Board concluded that it      management fees of the AIM Funds,
C. ADVISORY FEES AND FEE WAIVERS             would be appropriate to approve the          including the Fund. The Board noted that
                                             proposed amendment to the Fund's             they had relied upon the Senior Officer's
The Board compared the Fund's contractual    contractual advisory fee schedule and that   written evaluation instead of a
advisory fee rate to the contractual         it was not necessary at this time to         competitive bidding process. In
advisory fee rates of funds in the Fund's    discuss with AIM whether to implement any    determining whether to continue the Fund's
Lipper peer group that are not managed by    fee waivers for the Fund.                    advisory agreement, the Board considered
AIM, at a common asset level and as of the                                                the Senior Officer's written evaluation.
end of the past calendar year. The Board        After taking account of the Fund's
noted that the Fund's advisory fee rate      contractual advisory fee rate, as well as    G. COLLATERAL BENEFITS TO AIM AND ITS
was comparable to the median advisory fee    the comparative advisory fee information        AFFILIATES
rate of its peers. The Board also reviewed   and the expense limitation discussed
the methodology used by Lipper and noted     above, the Board concluded that the Fund's   The Board considered various other
that the contractual fee rates shown by      advisory fees were fair and reasonable.      benefits received by AIM and its
Lipper include any applicable long-term                                                   affiliates resulting from AIM's
contractual fee waivers. The Board also      D. ECONOMIES OF SCALE AND BREAKPOINTS        relationship with the Fund, including the
compared the Fund's contractual advisory                                                  fees received by AIM and its affiliates
fee rate to the contractual advisory fee     The Board considered the extent to which     for their provision of administrative,
rates of other clients of AIM and its        there are economies of scale in AIM's        transfer agency and distribution services
affiliates with investment strategies        provision of advisory services to the        to the Fund. The Board considered the
comparable to those of the Fund, including   Fund. The Board also considered whether      performance of AIM and its affiliates in
two mutual funds advised by AIM and two      the Fund benefits from such economies of     providing these services and the
mutual funds sub-advised by an AIM           scale through contractual breakpoints in     organizational structure employed by AIM
affiliate. The Board noted that the Fund's   the Fund's advisory fee schedule or          and its affiliates to provide these
rate was: (i) above the rates for the two    through advisory fee waivers or expense      services. The Board also considered that
mutual funds; and (ii) above the             limitations. The Board noted that the        these services are provided to the Fund
sub-advisory fee rates for the two           Fund's contractual advisory fee schedule     pursuant to written contracts which are
sub-advised funds, although the advisory     currently includes only one breakpoint but   reviewed and approved on an annual basis
fee rate for one such sub-advised fund was   that the amendment to the Fund's             by the Board. The Board concluded that
comparable to the Fund's.                    contractual advisory fee schedule            AIM and its affiliates were  providing
                                             discussed above provides for seven           these services in a satisfactory manner
   Additionally, the Board compared the      breakpoints. Based on this information,      and in accordance with the terms of
Fund's contractual advisory fee rate to      the Board concluded that the Fund's          their contracts, and were qualified to
the total advisory fees paid by numerous     advisory fees will appropriately reflect     continue to provide these services to the
separately managed accounts/wrap accounts    economies of scale upon the Board's          Fund.
advised by an AIM affiliate. The Board       approval of the amendment to the Fund's
noted that the Fund's rate was above the     contractual advisory fee schedule. The          The Board considered the benefits
rates for the separately managed             Board also noted that the Fund shares        realized by AIM as a result of portfolio
accounts/wrap accounts. The Board            directly in economies of scale through       brokerage transactions executed through
considered that management of the            lower fees charged by third party service    "soft dollar" arrangements. Under these
separately managed accounts/wrap accounts    providers based on the combined size of      arrangements, portfolio brokerage
by the AIM affiliate involves different      all of the AIM Funds and affiliates.         commissions paid by the Fund and/or other
levels of services and different                                                          funds advised by AIM are used to pay for
operational and regulatory requirements      E. PROFITABILITY AND FINANCIAL RESOURCES     research and execution services. The Board
than AIM's management of the Fund. The          OF AIM                                    noted that soft dollar arrangements shift
Board concluded that these differences are                                                the payment obligation for the research
appropriately reflected in the fee           The Board reviewed information from AIM      and executions services from AIM to the
structure for the Fund and the separately    concerning the costs of the advisory and     funds and therefore may reduce AIM's
managed accounts/wrap accounts.              other services that AIM and its affiliates   expenses. The Board also noted that
                                             provide to the Fund and the profitability    research obtained through soft dollar
   The Board noted that AIM has              of AIM and its affiliates in providing       arrangements may be used by AIM in making
contractually agreed to waive fees and/or    these services. The Board also reviewed      investment decisions for the Fund and may
limit expenses of the Fund through at        information concerning the financial         therefore benefit Fund shareholders. The
least April 30, 2009 in an amount            condition of AIM and its affiliates. The     Board concluded that AIM's soft dollar
necessary to limit total annual operating    Board also reviewed with AIM the             arrangements were appropriate. The Board
expenses to a specified percentage of        methodology used to prepare the              also concluded that, based on their review
average daily net assets for each class of   profitability information. The Board         and representations made by AIM, these
the Fund. The Board considered the           considered the overall profitability of      arrangements were consistent with
contractual nature of this fee waiver and    AIM, as well as the profitability of AIM     regulatory requirements.
noted that it remains in effect until at     in connection with managing the Fund. The
least April 30, 2009. The Board reviewed     Board noted that AIM continues to operate       The Board considered the fact that the
the Fund's effective advisory fee rate,      at a net profit, although increased          Fund's uninvested cash and cash collateral
after taking account of this expense         expenses in recent years have reduced the    from any securities lending arrangements
limitation, and considered the effect this   profitability of AIM and its affiliates.     may be invested in money market funds
expense limitation would have on the         The Board concluded that the Fund's          advised by AIM pursuant to procedures
Fund's estimated total expenses. The Board   advisory fees were fair and reasonable,      approved by the Board. The Board noted
concluded that the levels of fee             and that the level of profits realized by    that AIM will receive advisory fees from
waivers/expense limitations for the Fund     AIM and its affiliates from providing        these affiliated money market funds
were fair and reasonable.                    services to the Fund was not excessive in    attributable to such investments, although
                                             light of the nature, quality and extent of   AIM has contractually agreed to waive the
   The Board noted that AIM has not          the services provided. The Board             advisory fees payable by the Fund with
proposed any advisory fee waivers for the    considered whether AIM is financially        respect to its investment of uninvested
Fund. However, the Board also noted that     sound and has the resources necessary to     cash in these affiliated money market
AIM has recommended that the Board approve   perform its obligations under the Fund's     funds through at least April 30, 2009. The
an amendment to the Fund's contractual       advisory agreement, and concluded that AIM   Board considered the contractual nature of
advisory fee schedule that would implement   has the financial resources necessary to     this fee waiver and noted that it remains
the contractual advisory fee waiver that     fulfill these obligations.                   in effect until at least April 30, 2009.
had been formerly committed to by AIM,                                                    The Board concluded that the Fund's
which waiver provided for lower effective    F. INDEPENDENT WRITTEN EVALUATION OF THE     investment of uninvested cash and cash
fee rates at all asset levels than the          FUND'S SENIOR OFFICER                     collateral from any securities lending
Fund's current contractual advisory fee                                                   arrangements in the affiliated money
schedule. The Board noted that AIM's         The Board noted that, upon their             market funds is in the best interests of
recommendation was made in response to the   direction, the Senior Officer of the Fund,   the Fund and its shareholders.
recommendation of the independent Senior     who is independent of AIM and AIM's
Officer that AIM consider whether the        affiliates, had prepared an independent
advisory fee waivers for certain equity      written evaluation to assist the Board in
                                             deter

                              AIM V.I. Leisure Fund
                Semiannual Report to Shareholders o June 30, 2007

SECTOR EQUITY

Sectors

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


  [AIM INVESTMENTS LOGO]             Unless otherwise noted, all data in this
-- REGISTERED TRADEMARK --           report are from A I M Management Group Inc.

                                     THIS REPORT MUST BE ACCOMPANIED OR PRECEDED
                                     BY A CURRENTLY EFFECTIVE FUND PROSPECTUS
                                     AND VARIABLE PRODUCT PROSPECTUS, WHICH
                                     CONTAIN MORE COMPLETE INFORMATION,
                                     INCLUDING SALES CHARGES AND EXPENSES.
                                     INVESTORS SHOULD READ EACH CAREFULLY BEFORE
                                     INVESTING.

                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. Leisure Fund

Fund performance                                                                          connection with a variable product. Sales
=======================================================================================   charges, expenses and fees, which are
PERFORMANCE SUMMARY                                                                       determined by the variable product
                                                                                          issuers, will vary and will lower the
FUND VS. INDEXES                                                                          total return.

Cumulative total returns, 12/31/06-6/30/07, excluding variable product issuer charges.       Per NASD requirements, the most recent
If variable product issuer charges were included, returns would be lower.                 month-end performance data at the Fund
                                                                                          level, excluding variable product charges,
Series I Shares                                                                   8.25%   is available on this AIM automated
Series II Shares                                                                  8.13    information line, 866-702-4402. As
S&P 500 Index(1) (Broad Market Index / Style-Specific Index)                      6.96    mentioned above, for the most recent
                                                                                          month-end performance including variable
Source: (1) Lipper Inc.                                                                   product charges, please contact your
                                                                                          variable product issuer or financial
The unmanaged S&P 500 -- REGISTERED TRADEMARK -- Index is an index of common stocks       advisor.
frequently used as a general measure of U.S. stock market performance.
                                                                                             Had the advisor waived fees and/or
   The Fund is not managed to track the performance of any particular index, including    reimbursements expense, performance would
the index defined here, and consequently, the performance of the Fund may deviate         have been lower.
significantly from the performance of the index.
                                                                                          (1)  Total annual operating expenses less
   A direct investment cannot be made in an index. Unless otherwise indicated, index           any contractual fee waivers and/or
results include reinvested dividends, and they do not reflect sales charges.                   expense reimbursements by the advisor
Performance of an index of funds reflects fund expenses; performance of a market index         in effect through at least April 30,
does not.                                                                                      2009. See current prospectus for more
=======================================================================================        information.

==========================================      Please contact your variable product
FUND PERFORMANCE                             issuer or financial advisor for the most
As of 6/30/07                                recent month-end variable product
SERIES I SHARES                              performance. Performance figures reflect
Inception (4/30/02)                 10.26%   Fund expenses, reinvested distributions
 5 Years                            12.95    and changes in net asset value. Investment
 1 Year                             27.38    return and principal value will fluctuate
                                             so that you may have a gain or loss when
SERIES II SHARES                             you sell shares.
Inception                           10.02%
 5 Years                            12.71       The net annual Fund operating expense
 1 Year                             27.09    ratio set forth in the most recent Fund
==========================================   prospectus as of the date of this report
                                             for Series I and Series II shares was
Series II shares' inception date is April    1.02% and 1.27%, respectively.(1) The
30, 2004. Returns since that date are        total annual Fund operating expense ratio
historical. All other returns are the        set forth in the most recent Fund
blended returns of the historical            prospectus as of the date of this report
performance of Series II shares since        for Series I and Series II shares was 1.27%
their inception and the restated             and 1.52%, respectively. The expense
historical performance of Series I shares    ratios presented above may vary from the
(for periods prior to inception of Series    expense ratios presented in other
II shares) adjusted to reflect the Rule      sections of this report that are based
12b-1 fees applicable to the Series II       on expenses incurred during the period
shares. The inception date of Series I       covered by this report.
shares is April 30, 2002.
                                                AIM V.I. Leisure Fund, a series
   The performance of the Fund's Series I    portfolio of AIM Variable Insurance Funds,
and Series II share classes will differ      is currently offered through insurance
primarily due to different class expenses.   companies issuing variable products. You
                                             cannot purchase shares of the Fund
   The performance data quoted represent     directly. Performance figures given
past performance and cannot guarantee        represent the Fund and are not intended to
comparable future results; current           reflect actual variable product values.
performance may be lower or higher.          They do not reflect sales charges,
                                             expenses and fees assessed in

AIM V.I. Leisure Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2007


----------------------------------------------------------
Consumer Discretionary                             80.4%
----------------------------------------------------------
Consumer Staples                                   11.9
----------------------------------------------------------
Financials                                          4.8
----------------------------------------------------------
Information Technology                              1.4
----------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                       1.5
__________________________________________________________
==========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)


                                                SHARES        VALUE
----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-78.67%

ADVERTISING-5.65%

Harte-Hanks, Inc.                                  9,377   $   240,801
----------------------------------------------------------------------
Omnicom Group Inc.                                50,038     2,648,011
======================================================================
                                                             2,888,812
======================================================================

APPAREL RETAIL-2.04%

Abercrombie & Fitch Co.-Class A                   14,317     1,044,855
======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-3.79%

Carter's, Inc.(a)                                 23,097       599,136
----------------------------------------------------------------------
Columbia Sportswear Co.                            2,873       197,318
----------------------------------------------------------------------
Polo Ralph Lauren Corp.                           11,646     1,142,589
======================================================================
                                                             1,939,043
======================================================================

BREWERS-0.98%

Anheuser-Busch Cos., Inc.                          9,633       502,457
======================================================================

BROADCASTING & CABLE TV-13.22%

Cablevision Systems Corp.-Class A(a)              37,681     1,363,675
----------------------------------------------------------------------
CBS Corp.-Class A                                  4,181       139,353
----------------------------------------------------------------------
CBS Corp.-Class B                                  4,181       139,311
----------------------------------------------------------------------
Citadel Broadcasting Corp.                         2,701        17,423
----------------------------------------------------------------------
Clear Channel Communications, Inc.                20,915       791,005
----------------------------------------------------------------------
Comcast Corp.-Class A(a)                          52,757     1,483,527
----------------------------------------------------------------------
EchoStar Communications Corp.-Class A(a)          16,840       730,351
----------------------------------------------------------------------
Liberty Global, Inc.-Class A(a)                    5,172       212,259
----------------------------------------------------------------------
Liberty Global, Inc.-Series C(a)                   7,903       310,588
----------------------------------------------------------------------
Liberty Media Corp. Capital-Series A(a)            5,389       634,178
----------------------------------------------------------------------
Scripps Co. (E.W.) (The)-Class A                   7,250       331,252
----------------------------------------------------------------------
Sinclair Broadcast Group, Inc.-Class A            22,438       319,068
----------------------------------------------------------------------

                                                SHARES        VALUE
----------------------------------------------------------------------

BROADCASTING & CABLE TV-(CONTINUED)

Spanish Broadcasting System, Inc.-Class A(a)      16,433   $    70,662
----------------------------------------------------------------------
Virgin Media Inc.                                  9,075       221,158
======================================================================
                                                             6,763,810
======================================================================

CASINOS & GAMING-7.57%

Harrah's Entertainment, Inc.                      26,127     2,227,588
----------------------------------------------------------------------
International Game Technology                     16,070       637,979
----------------------------------------------------------------------
MGM Mirage(a)                                     12,211     1,007,163
======================================================================
                                                             3,872,730
======================================================================

CATALOG RETAIL-1.20%

Liberty Media Corp.-Interactive-Series A(a)       27,548       615,147
======================================================================

COMPUTER & ELECTRONICS RETAIL-0.99%

Best Buy Co., Inc.                                10,844       506,090
======================================================================

DEPARTMENT STORES-0.57%

Kohl's Corp.(a)                                    4,111       292,004
======================================================================

DISTILLERS & VINTNERS-0.75%

Brown-Forman Corp.-Class B                         5,223       381,697
======================================================================

FOOTWEAR-3.77%

Crocs, Inc.(a)                                    33,338     1,434,534
----------------------------------------------------------------------
Nike, Inc.-Class B                                 8,454       492,784
======================================================================
                                                             1,927,318
======================================================================

GENERAL MERCHANDISE STORES-1.08%

Target Corp.                                       8,720       554,592
======================================================================

HOME ENTERTAINMENT SOFTWARE-0.30%

Electronic Arts Inc.(a)                            3,222       152,465
======================================================================

AIM V.I. Leisure Fund


                                                SHARES        VALUE
----------------------------------------------------------------------

HOME IMPROVEMENT RETAIL-2.57%

Home Depot, Inc. (The)                            22,925   $   902,099
----------------------------------------------------------------------
Lowe's Cos., Inc.                                 13,449       412,750
======================================================================
                                                             1,314,849
======================================================================

HOTELS, RESORTS & CRUISE LINES-11.09%

Carnival Corp.(b)                                 20,916     1,020,073
----------------------------------------------------------------------
Hilton Hotels Corp.                               50,743     1,698,368
----------------------------------------------------------------------
Marriott International, Inc.-Class A              20,116       869,816
----------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                       9,786       420,602
----------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         24,867     1,667,830
======================================================================
                                                             5,676,689
======================================================================

HYPERMARKETS & SUPER CENTERS-0.46%

Wal-Mart Stores, Inc.                              4,893       235,402
======================================================================

INTERNET SOFTWARE & SERVICES-1.11%

Google Inc.-Class A(a)                             1,087       568,914
======================================================================

INVESTMENT COMPANIES-EXCHANGE TRADED
  FUNDS-1.92%

iShares Russell 3000 Index Fund                    3,700       322,011
----------------------------------------------------------------------
iShares S&P 500 Index Fund                         2,159       324,951
----------------------------------------------------------------------
S&P 500 Depositary Receipts Trust-Series 1         2,220       333,955
======================================================================
                                                               980,917
======================================================================

MOVIES & ENTERTAINMENT-10.27%

News Corp.-Class A                               111,979     2,375,075
----------------------------------------------------------------------
Time Warner Inc.                                  53,060     1,116,382
----------------------------------------------------------------------
Viacom Inc.-Class A(a)                             6,888       286,541
----------------------------------------------------------------------
Viacom Inc.-Class B(a)                             6,681       278,130
----------------------------------------------------------------------
Walt Disney Co. (The)                             35,177     1,200,943
======================================================================
                                                             5,257,071
======================================================================

PUBLISHING-2.60%

Belo Corp.-Class A                                16,816       346,241
----------------------------------------------------------------------
Gannett Co., Inc.                                  4,221       231,944
----------------------------------------------------------------------
McClatchy Co. (The)-Class A                        6,096       154,290
----------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                       8,798       598,968
======================================================================
                                                             1,331,443
======================================================================

RESTAURANTS-2.98%

Burger King Holdings Inc.                         14,618       385,038
----------------------------------------------------------------------
McDonald's Corp.                                   9,700       492,372
----------------------------------------------------------------------
Ruth's Chris Steak House, Inc.(a)                 16,222       275,612
----------------------------------------------------------------------
Yum! Brands, Inc.                                 11,318       370,325
======================================================================
                                                             1,523,347
======================================================================

                                                SHARES        VALUE
----------------------------------------------------------------------


SOFT DRINKS-1.13%

PepsiCo, Inc.                                      8,900   $   577,165
======================================================================

SPECIALIZED REIT'S-1.06%

Felcor Lodging Inc.                               20,882       543,558
======================================================================

SPECIALTY STORES-1.57%

PetSmart, Inc.                                    24,697       801,418
======================================================================
    Total Domestic Common Stocks (Cost
      $29,618,243)                                          40,251,793
======================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-19.88%

BELGIUM-2.36%

Compagnie Nationale a Portfeuille/Nationale
  Portefeuille Maatschappis (Multi-Sector
  Holdings)(c)                                     1,372        98,768
----------------------------------------------------------------------
Groupe Bruxelles Lambert S.A. (Multi-Sector
  Holdings)(c)                                     4,084       508,261
----------------------------------------------------------------------
InBev N.V. (Brewers)(c)                            7,569       599,357
======================================================================
                                                             1,206,386
======================================================================

BRAZIL-1.83%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                       13,366       938,293
======================================================================

DENMARK-1.04%

Carlsberg A.S.-Class B (Brewers)(c)                4,410       533,409
======================================================================

FRANCE-3.55%

Accor S.A. (Hotels, Resorts & Cruise
  Lines)(c)                                       10,923       965,362
----------------------------------------------------------------------
JC Decaux S.A. (Advertising)(c)                   11,123       352,921
----------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners)(c)      2,260       499,997
======================================================================
                                                             1,818,280
======================================================================

HONG KONG-0.67%

Regal Hotels International Holdings Ltd.
  (Hotels, Resorts & Cruise Lines)(c)          2,900,000       245,187
----------------------------------------------------------------------
Television Broadcasts Ltd.-ADR (Broadcasting
  & Cable TV)(d)                                   6,976        98,154
======================================================================
                                                               343,341
======================================================================

JAPAN-0.36%

Sony Corp.-ADR (Consumer Electronics)              3,641       187,038
======================================================================

MEXICO-0.66%

Coca-Cola Femsa S.A. B. de C.V.-ADR (Soft
  Drinks)                                          7,588       335,997
======================================================================

NETHERLANDS-2.28%

Heineken Holding N.V. (Brewers)(c)                11,500       595,158
----------------------------------------------------------------------
Jetix Europe N.V. (Broadcasting & Cable
  TV)(a)(c)                                       23,033       571,146
======================================================================
                                                             1,166,304
======================================================================

AIM V.I. Leisure Fund


                                                SHARES        VALUE
----------------------------------------------------------------------

SWEDEN-0.69%

Rezidor Hotel Group A.B (Hotels, Resorts &
  Cruise Lines)(c)                                37,800   $   329,893
----------------------------------------------------------------------
Rezidor Hotel Group A.B. (Acquired 11/28/06;
  Cost $20,647) (Hotels, Resorts & Cruise
  Lines)(c)(e)                                     2,734        23,860
======================================================================
                                                               353,753
======================================================================

SWITZERLAND-1.85%

Compagnie Financiere Richemont S.A.-Class A
  (Apparel, Accessories & Luxury Goods)(c)(f)     10,214       610,091
----------------------------------------------------------------------
Pargesa Holding S.A. (Multi-Sector
  Holdings)(c)                                     3,000       334,986
======================================================================
                                                               945,077
======================================================================

                                                SHARES        VALUE
----------------------------------------------------------------------


UNITED KINGDOM-4.59%

Diageo PLC (Distillers & Vintners)(c)             43,773   $   909,366
----------------------------------------------------------------------
Intercontinental Hotels (Hotels, Resorts &
  Cruise Lines)(c)                                19,429       482,797
----------------------------------------------------------------------
WPP Group PLC (Advertising)(c)                    63,814       954,714
======================================================================
                                                             2,346,877
======================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $5,901,888)                    10,174,755
======================================================================

MONEY MARKET FUNDS-1.55%

Liquid Assets Portfolio-Institutional
  Class(g)                                       395,755       395,755
----------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)         395,755       395,755
======================================================================
    Total Money Market Funds (Cost $791,510)                   791,510
======================================================================
TOTAL INVESTMENTS-100.10% (Cost $36,311,641)                51,218,058
======================================================================
OTHER ASSETS LESS LIABILITIES-(0.10)%                          (51,936)
======================================================================
NET ASSETS-100.00%                                         $51,166,122
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) Each unit represents one common share and one trust share.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $8,615,273, which represented 16.84% of the Fund's Net Assets. See Note 1A.
(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at June 30, 2007 represented 0.19% of the Fund's Net Assets. See Note 1A.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at June 30, 2007 represented 0.69% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(f) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Leisure Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $35,520,131)         $50,426,548
------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $791,510)                                    791,510
============================================================
    Total investments (Cost $36,311,641)          51,218,058
============================================================
Foreign currencies, at value (Cost $145,418)         147,128
------------------------------------------------------------
Receivables for:
  Investments sold                                   266,781
------------------------------------------------------------
  Dividends                                           50,311
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                10,166
------------------------------------------------------------
Other assets                                           1,808
============================================================
    Total assets                                  51,694,252
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              407,613
------------------------------------------------------------
  Fund shares reacquired                              47,381
------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             12,325
------------------------------------------------------------
Accrued administrative services fees                  32,529
------------------------------------------------------------
Accrued distribution fees -- Series II                     9
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,424
------------------------------------------------------------
Accrued transfer agent fees                               92
------------------------------------------------------------
Accrued operating expenses                            24,757
============================================================
    Total liabilities                                528,130
============================================================
Net assets applicable to shares outstanding      $51,166,122
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $30,717,460
------------------------------------------------------------
Undistributed net investment income                   91,673
------------------------------------------------------------
Undistributed net realized gain                    5,449,076
------------------------------------------------------------
Unrealized appreciation                           14,907,913
============================================================
                                                 $51,166,122
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $51,155,970
____________________________________________________________
============================================================
Series II                                        $    10,152
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           3,419,127
____________________________________________________________
============================================================
Series II                                                682
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $     14.96
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $     14.90
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of
  $16,868)                                        $  402,077
------------------------------------------------------------
Dividends from affiliated money market funds          12,826
============================================================
    Total investment income                          414,903
============================================================

EXPENSES:

Advisory fees                                        194,296
------------------------------------------------------------
Administrative services fees                          89,500
------------------------------------------------------------
Custodian fees                                         7,947
------------------------------------------------------------
Distribution fees -- Series II                            17
------------------------------------------------------------
Transfer agent fees                                      504
------------------------------------------------------------
Trustees' and officer's fees and benefits              9,206
------------------------------------------------------------
Professional services fees                            20,532
------------------------------------------------------------
Other                                                  6,764
============================================================
    Total expenses                                   328,766
============================================================
Less: Fees waived and expense offset arrangement     (67,319)
============================================================
    Net expenses                                     261,447
============================================================
Net investment income                                153,456
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities                            2,830,244
------------------------------------------------------------
  Foreign currencies                                   1,618
============================================================
                                                   2,831,862
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            1,162,526
------------------------------------------------------------
  Foreign currencies                                    (343)
============================================================
                                                   1,162,183
============================================================
Net realized and unrealized gain                   3,994,045
============================================================
Net increase in net assets resulting from
  operations                                      $4,147,501
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Leisure Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                               JUNE 30,     DECEMBER 31,
                                                                 2007           2006
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   153,456   $   279,276
----------------------------------------------------------------------------------------
  Net realized gain                                             2,831,862     3,640,936
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation                         1,162,183     7,348,588
========================================================================================
    Net increase in net assets resulting from operations        4,147,501    11,268,800
========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                             --      (576,999)
----------------------------------------------------------------------------------------
  Series II                                                            --          (129)
========================================================================================
    Total distributions from net investment income                     --      (577,128)
========================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                             --    (2,816,331)
----------------------------------------------------------------------------------------
  Series II                                                            --          (731)
========================================================================================
    Total distributions from net realized gains                        --    (2,817,062)
========================================================================================
    Decrease in net assets resulting from distributions                --    (3,394,190)
========================================================================================
Share transactions-net:
  Series I                                                     (5,810,016)   (9,244,726)
----------------------------------------------------------------------------------------
  Series II                                                        (4,700)          859
========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (5,814,716)   (9,243,867)
========================================================================================
    Net increase (decrease) in net assets                      (1,667,215)   (1,369,257)
========================================================================================

NET ASSETS:

  Beginning of period                                          52,833,337    54,202,594
========================================================================================
  End of period (including undistributed net investment
    income of $91,673 and $(61,783), respectively)            $51,166,122   $52,833,337
________________________________________________________________________________________
========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Leisure Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Leisure Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund"). The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is capital growth.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. Leisure Fund

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.   RISKS INVOLVED IN INVESTING IN THE FUND -- Single
     Sector/Non-Diversified -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a

AIM V.I. Leisure Fund

     foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of 0.75% of the Fund's average daily net assets.


    Effective July 1, 2007, the Trustees approved a reduced contractual advisory fee schedule for the Fund. Prior to July 1, 2007 AIM had contractually waived advisory fees to the same reduced advisory fee schedule. Under the terms of the investment advisory agreement, the Fund will pay an advisory fee to AIM based on the following annual rates of the Fund's average daily net assets:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.58%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.01% and Series II shares to 1.26% of average daily net assets, through at least April 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

    Further, effective July 1, 2007, AIM has contractually agreed through at least April 30, 2009 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $66,914.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2007, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $64,705 for services provided by insurance companies.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM V.I. Leisure Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                                         VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND                                   12/31/06          AT COST          FROM SALES         06/30/07        INCOME
---------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-Institutional Class        $220,127         $3,505,843        $(3,330,215)       $395,755        $ 6,429
---------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional
  Class                                 220,127          3,505,843         (3,330,215)        395,755          6,397
=====================================================================================================================
  Total Investments in Affiliates      $440,254         $7,011,686        $(6,660,430)       $791,510        $12,826
_____________________________________________________________________________________________________________________
=====================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangements are comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $405.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $2,296 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured line of credit.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2006.

AIM V.I. Leisure Fund

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $4,460,815 and $10,216,547, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

              UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                    $  15,144,846
-----------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                       (759,768)
===========================================================================================================
Net unrealized appreciation of investment securities                                          $  14,385,078
___________________________________________________________________________________________________________
===========================================================================================================
Cost of investments for tax purposes is $36,832,980.

NOTE 9--SHARE INFORMATION


                                       CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                       YEAR ENDED
                                               JUNE 30, 2007(a)                   DECEMBER 31, 2006
                                       --------------------------------    --------------------------------
                                           SHARES           AMOUNT            SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Series I                                        877     $    12,968            95,922       $  1,166,490
-----------------------------------------------------------------------------------------------------------
  Series II                                        --              --                --                 --
===========================================================================================================
Issued as reinvestment of dividends:
  Series I                                         --              --           249,510          3,393,330
-----------------------------------------------------------------------------------------------------------
  Series II                                        --              --                63                859
===========================================================================================================
Reacquired:
  Series I                                   (403,382)     (5,822,984)       (1,093,508)       (13,804,546)
-----------------------------------------------------------------------------------------------------------
  Series II                                      (314)         (4,700)               --                 --
===========================================================================================================
                                             (402,819)    $(5,814,716)         (748,013)      $ (9,243,867)
___________________________________________________________________________________________________________
===========================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 99% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with this entity whereby this entity sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

NOTE 10--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM V.I. Leisure Fund


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      SERIES I
                                                    -----------------------------------------------------------------------------
                                                                                                                  APRIL 30, 2002
                                                    SIX MONTHS                                                   (DATE OPERATIONS
                                                      ENDED                  YEAR ENDED DECEMBER 31,              COMMENCED) TO
                                                     JUNE 30,        ----------------------------------------      DECEMBER 31,
                                                       2007           2006       2005       2004       2003            2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 13.82         $ 11.86    $ 12.38    $ 10.96    $  8.52        $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          0.04(a)         0.07       0.04       0.00      (0.00)         (0.00)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     1.10            2.83      (0.19)      1.47       2.44          (1.48)
=================================================================================================================================
    Total from investment operations                    1.14            2.90      (0.15)      1.47       2.44          (1.48)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    --           (0.16)     (0.14)     (0.04)        --             --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --           (0.78)     (0.23)     (0.01)        --             --
=================================================================================================================================
    Total distributions                                   --           (0.94)     (0.37)     (0.05)        --             --
=================================================================================================================================
Net asset value, end of period                       $ 14.96         $ 13.82    $ 11.86    $ 12.38    $ 10.96        $  8.52
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         8.25%          24.61%     (1.19)%    13.40%     28.64%        (14.80)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $51,156         $52,820    $54,192    $55,967    $34,424        $ 6,097
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        1.01%(d)        1.01%      1.16%      1.29%      1.26%          1.29%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      1.27%(d)        1.26%      1.31%      1.34%      1.64%          3.96%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                            0.59%(d)        0.54%      0.34%      0.00%     (0.14)%        (0.30)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 9%             14%        32%        15%        22%            15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding
(b) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.01) for the period ended April 30, 2002 (date operations commenced) to December 31, 2002.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $52,227,670.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM V.I. Leisure Fund

                                                                                   SERIES II
                                                              ---------------------------------------------------
                                                                                                   APRIL 30, 2004
                                                              SIX MONTHS          YEAR ENDED        (DATE SALES
                                                                ENDED            DECEMBER 31,      COMMENCED) TO
                                                               JUNE 30,        ----------------     DECEMBER 31,
                                                                 2007           2006      2005          2004
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $13.78         $11.84    $12.37        $11.09
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.02(a)        0.04      0.02         (0.02)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.10           2.82     (0.19)         1.35
=================================================================================================================
    Total from investment operations                              1.12           2.86     (0.17)         1.33
=================================================================================================================
Less distributions:
  Dividends from net investment income                              --          (0.14)    (0.13)        (0.04)
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          (0.78)    (0.23)        (0.01)
=================================================================================================================
    Total distributions                                             --          (0.92)    (0.36)        (0.05)
=================================================================================================================
Net asset value, end of period                                  $14.90         $13.78    $11.84        $12.37
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                   8.13%         24.28%    (1.37)%       11.98%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   10         $   14    $   11        $   11
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.26%(c)       1.26%     1.36%         1.45%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.52%(c)       1.51%     1.56%         1.60%(d)
=================================================================================================================
Ratio of net investment income (loss) to average net assets       0.34%(c)       0.29%     0.14%        (0.16)%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                           9%            14%       32%           15%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $13,894.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants;

AIM V.I. Leisure Fund
and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM V.I. Leisure Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information about   actual ending account balance or expenses
ongoing costs, including management fees;    actual account values and actual expenses.   you paid for the period. You may use this
distribution and/or service (12b-1) fees;    You may use the information in this table,   information to compare the ongoing costs
and other Fund expenses. This example is     together with the amount you invested, to    of investing in the Fund and other funds.
intended to help you understand your         estimate the expenses that you paid over     To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   the period. Simply divide your account       example with the 5% hypothetical examples
the Fund and to compare these costs with     value by $1,000 (for example, an $8,600      that appear in the shareholder reports of
ongoing costs of investing in other mutual   account value divided by $1,000 = 8.6),      the other funds.
funds. The example is based on an            then multiply the result by the number in
investment of $1,000 invested at the         the table under the heading entitled            Please note that the expenses shown in
beginning of the period and held for the     "Actual Expenses Paid During Period" to      the table are meant to highlight your
entire period January 1, 2007, through       estimate the expenses you paid on your       ongoing costs. Therefore, the hypothetical
June 30, 2007.                               account during this period.                  information is useful in comparing ongoing
                                                                                          costs, and will not help you determine the
   The actual and hypothetical expenses in   HYPOTHETICAL EXAMPLE FOR COMPARISON          relative total costs of owning different
the examples below do not represent the      PURPOSES                                     funds.
effect of any fees or other expenses
assessed in connection with a variable       The table below also provides information
product; if they did, the expenses shown     about hypothetical account values and
would be higher while the ending account     hypothetical expenses based on the Fund's
values shown would be lower.                 actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

Series I           $1,000.00            $1,082.50             $5.22              $1,019.79             $5.06              1.01%
Series II           1,000.00             1,081.30              6.50               1,018.55              6.31              1.26

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. Leisure Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     mendations and makes its own                 A. NATURE, EXTENT AND QUALITY OF SERVICES
Variable Insurance Funds is required under   recommendations regarding the performance,      PROVIDED BY AIM
the Investment Company Act of 1940 to        fees and expenses of the AIM Funds to the
approve annually the renewal of the AIM      full Board. Moreover, the Investments        The Board reviewed the advisory services
V.I. Leisure Fund (the Fund) investment      Committee considers each Sub-Committee's     provided to the Fund by AIM under the
advisory agreement with A I M Advisors,      recommendations in making its annual         Fund's advisory agreement, the performance
Inc. (AIM). During contract renewal          recommendation to the Board whether to       of AIM in providing these services, and
meetings held on June 25-27, 2007, the       approve the continuance of each AIM Fund's   the credentials and experience of the
Board as a whole and the disinterested or    investment advisory agreement and            officers and employees of AIM who provide
"independent" Trustees, voting separately,   sub-advisory agreement, if applicable        these services. The Board's review of the
approved the continuance of the Fund's       (advisory agreements), for another year.     qualifications of AIM to provide these
investment advisory agreement for another                                                 services included the Board's
year, effective July 1, 2007. In doing so,      The independent Trustees, as mentioned    consideration of AIM's portfolio and
the Board determined that the Fund's         above, are assisted in their annual          product review process, various back
advisory agreement is in the best            evaluation of the advisory agreements by     office support functions provided by AIM,
interests of the Fund and its shareholders   the independent Senior Officer. One          and AIM's equity and fixed income trading
and that the compensation to AIM under the   responsibility of the Senior Officer is to   operations. The Board concluded that the
Fund's advisory agreement is fair and        manage the process by which the AIM Funds'   nature, extent and quality of the advisory
reasonable.                                  proposed management fees are negotiated      services provided to the Fund by AIM were
                                             during the annual contract renewal process   appropriate and that AIM currently is
   The independent Trustees met separately   to ensure that they are negotiated in a      providing satisfactory advisory services
during their evaluation of the Fund's        manner which is at arms' length and          in accordance with the terms of the Fund's
investment advisory agreement with           reasonable. Accordingly, the Senior          advisory agreement. In addition, based on
independent legal counsel from whom they     Officer must either supervise a              their ongoing meetings throughout the year
received independent legal advice, and the   competitive bidding process or prepare an    with the Fund's portfolio managers, the
independent Trustees also received           independent written evaluation. The Senior   Board concluded that these individuals are
assistance during their deliberations from   Officer has recommended that an              competent and able to continue to carry
the independent Senior Officer, a            independent written evaluation be provided   out their responsibilities under the
full-time officer of the AIM Funds who       and, upon the direction of the Board, has    Fund's advisory agreement.
reports directly to the independent          prepared an independent written
Trustees. The following discussion more      evaluation.                                     In determining whether to continue the
fully describes the process employed by                                                   Fund's advisory agreement, the Board
the Board to evaluate the performance of        During the annual contract renewal        considered the prior relationship between
the AIM Funds (including the Fund)           process, the Board considered the factors    AIM and the Fund, as well as the Board's
throughout the year and, more                discussed below under the heading "Factors   knowledge of AIM's operations, and
specifically, during the annual contract     and Conclusions and Summary of Independent   concluded that it was beneficial to
renewal meetings.                            Written Fee Evaluation" in evaluating the    maintain the current relationship, in
                                             fairness and reasonableness of the Fund's    part, because of such knowledge. The Board
THE BOARD'S FUND EVALUATION PROCESS          advisory agreement at the contract renewal   also considered the steps that AIM and its
                                             meetings and at their meetings throughout    affiliates have taken over the last
The Board's Investments Committee has        the year as part of their ongoing            several years to improve the quality and
established three Sub-Committees which are   oversight of the Fund. The Fund's advisory   efficiency of the services they provide to
responsible for overseeing the management    agreement was considered separately,         the Funds in the areas of investment
of a number of the series portfolios of      although the Board also considered the       performance, product line diversification,
the AIM Funds. This Sub-Committee            common interests of all of the AIM Funds     distribution, fund operations, shareholder
structure permits the Trustees to focus on   in their deliberations. The Board            services and compliance. The Board
the performance of the AIM Funds that have   comprehensively considered all of the        concluded that the quality and efficiency
been assigned to them. The Sub-Committees    information provided to them and did not     of the services AIM and its affiliates
meet throughout the year to review the       identify any particular factor that was      provide to the AIM Funds in each of these
performance of their assigned funds, and     controlling. Furthermore, each Trustee may   areas have generally improved, and support
the Sub-Committees review monthly and        have evaluated the information provided      the Board's approval of the continuance of
quarterly comparative performance            differently from one another and             the Fund's advisory agreement.
information and periodic asset flow data     attributed different weight to the various
for their assigned funds. These materials    factors. The Trustees recognized that the    B. FUND PERFORMANCE
are prepared under the direction and         advisory arrangements and resulting
supervision of the independent Senior        advisory fees for the Fund and the other     The Board compared the Fund's performance
Officer. Over the course of each year, the   AIM Funds are the result of years of         during the past one and three calendar
Sub-Committees meet with portfolio           review and negotiation between the           years to the performance of funds in the
managers for their assigned funds and        Trustees and AIM, that the Trustees may      Fund's Lipper peer group that are not
other members of management and review       focus to a greater extent on certain         managed by AIM, and against the
with these individuals the performance,      aspects of these arrangements in some        performance of all funds in the S&P 500
investment objective(s), policies,           years than others, and that the Trustees'    Index. The Board also reviewed the
strategies and limitations of these funds.   deliberations and conclusions in a           methodology used by Lipper to identify the
                                             particular year may be based in part on      Fund's peers. The Board noted that the
   In addition to their meetings             their deliberations and conclusions of       Fund's performance was above the median
throughout the year, the Sub-Committees      these same arrangements throughout the       performance of its peers for the one and
meet at designated contract renewal          year and in prior years.                     three year periods. The Board noted that
meetings each year to conduct an in-depth                                                 the Fund's performance was above the
review of the performance, fees and          FACTORS AND CONCLUSIONS AND SUMMARY OF       performance of the Index for the one and
expenses of their assigned funds. During     INDEPENDENT WRITTEN FEE EVALUATION           three year periods. The Board also
the contract renewal process, the Trustees                                                considered the steps AIM has taken over
receive comparative performance and fee      The discussion below serves as a summary     the last several years to improve the
data regarding all the AIM Funds prepared    of the Senior Officer's independent          quality and efficiency of the services
by an independent company, Lipper, Inc.,     written evaluation, as well as a             that AIM provides to the AIM Funds. The
under the direction and supervision of the   discussion of the material factors and       Board concluded that AIM continues to be
independent Senior Officer who also          related conclusions that formed the basis    responsive to the Board's focus on fund
prepares a separate analysis of this         for the Board's approval of the Fund's       performance. Although the independent
information for the Trustees. Each           advisory agreement. Unless otherwise         written evaluation of the Fund's Senior
Sub-Committee then makes recom mendations    stated, information set forth below is as    Officer (discussed below) only considered
to the Investments Committee regarding the   of June 27, 2007 and does not reflect any    Fund performance through the most recent
performance, fees and expenses of their      changes that may have occurred since that    calendar year, the Board also reviewed
assigned funds. The Investments Committee    date, including but not limited to changes   more recent Fund performance and this
considers each Sub-Committee's               to the Fund's performance, advisory fees,    review did not change their conclusions.
recom-                                       expense limitations and/or fee waivers.

                                                                                                                         (continued)

AIM V.I. Leisure Fund

C. ADVISORY FEES AND FEE WAIVERS             services to the Fund. The Board also         istrative, transfer agency and
                                             considered whether the Fund benefits from    distribution services to the Fund. The
The Board compared the Fund's contractual    such economies of scale through              Board considered the performance of AIM
advisory fee rate to the contractual         contractual breakpoints in the Fund's        and its affiliates in providing these
advisory fee rates of funds in the Fund's    advisory fee schedule or through advisory    services and the organizational structure
Lipper peer group that are not managed by    fee waivers or expense limitations. The      employed by AIM and its affiliates to
AIM, at a common asset level and as of the   Board noted that the Fund's contractual      provide these services. The Board also
end of the past calendar year. The Board     advisory fee schedule currently does not     considered that these services are
noted that the Fund's advisory fee rate      include any breakpoints but that the         provided to the Fund pursuant to written
was at the median advisory fee rate of its   amendment to the Fund's contractual          contracts which are reviewed and approved
peers. The Board also reviewed the           advisory fee schedule discussed above        on an annual basis by the Board. The Board
methodology used by Lipper and noted that    provides for seven breakpoints. Based on     concluded that AIM and its affiliates were
the contractual fee rates shown by Lipper    this information, the Board concluded that   providing these services in a satisfactory
include any applicable long-term             the Fund's advisory fees will                manner and in accordance with the terms of
contractual fee waivers. The Board also      appropriately reflect economies of scale     their contracts, and were qualified to
compared the Fund's contractual advisory     upon the Board's approval of the amendment   continue to provide these services to the
fee rate to the contractual advisory fee     to the Fund's contractual advisory fee       Fund.
rates of other clients of AIM and its        schedule. The Board also noted that the
affiliates with investment strategies        Fund shares directly in economies of scale      The Board considered the benefits
comparable to those of the Fund, including   through lower fees charged by third party    realized by AIM as a result of portfolio
one mutual fund advised by AIM and one       service providers based on the combined      brokerage transactions executed through
offshore fund advised and sub-advised by     size of all of the AIM Funds and             "soft dollar" arrangements. Under these
AIM affiliates. The Board noted that the     affiliates.                                  arrangements, portfolio brokerage
Fund's rate was: (i) above the rate for                                                   commissions paid by the Fund and/or other
the mutual fund; and (ii) below the          E. PROFITABILITY AND FINANCIAL RESOURCES     funds advised by AIM are used to pay for
advisory fee rate for the offshore fund.        OF AIM                                    research and execution services. The Board
                                                                                          noted that soft dollar arrangements shift
   The Board noted that AIM has              The Board reviewed information from AIM      the payment obligation for the research
contractually agreed to waive fees and/or    concerning the costs of the advisory and     and executions services from AIM to the
limit expenses of the Fund through at        other services that AIM and its affiliates   funds and therefore may reduce AIM's
least April 30, 2009 in an amount            provide to the Fund and the profitability    expenses. The Board also noted that
necessary to limit total annual operating    of AIM and its affiliates in providing       research obtained through soft dollar
expenses to a specified percentage of        these services. The Board also reviewed      arrangements may be used by AIM in making
average daily net assets for each class of   information concerning the financial         investment decisions for the Fund and may
the Fund. The Board considered the           condition of AIM and its affiliates. The     therefore benefit Fund shareholders. The
contractual nature of this fee waiver and    Board also reviewed with AIM the             Board concluded that AIM's soft dollar
noted that it remains in effect until at     methodology used to prepare the              arrangements were appropriate. The Board
least April 30, 2009. The Board reviewed     profitability information. The Board         also concluded that, based on their review
the Fund's effective advisory fee rate,      considered the overall profitability of      and representations made by AIM, these
after taking account of this expense         AIM, as well as the profitability of AIM     arrangements were consistent with
limitation, and considered the effect this   in connection with managing the Fund. The    regulatory requirements.
expense limitation would have on the         Board noted that AIM continues to operate
Fund's estimated total expenses. The Board   at a net profit, although increased             The Board considered the fact that the
concluded that the levels of fee             expenses in recent years have reduced the    Fund's uninvested cash and cash collateral
waivers/expense limitations for the Fund     profitability of AIM and its affiliates.     from any securities lending arrangements
were fair and reasonable.                    The Board concluded that the Fund's          may be invested in money market funds
                                             advisory fees were fair and reasonable,      advised by AIM pursuant to procedures
   The Board noted that AIM has not          and that the level of profits realized by    approved by the Board The Board noted that
proposed any advisory fee waivers for the    AIM and its affiliates from providing        AIM will receive advisory fees from these
Fund. However, the Board also noted that     services to the Fund was not excessive in    affiliated money market funds attributable
AIM has recommended that the Board approve   light of the nature, quality and extent of   to such investments, although AIM has
an amendment to the Fund's contractual       the services provided. The Board             contractually agreed to waive the advisory
advisory fee schedule that would implement   considered whether AIM is financially        fees payable by the Fund with respect to
the contractual advisory fee waiver that     sound and has the resources necessary to     its investment of uninvested cash in these
had been formerly committed to by AIM,       perform its obligations under the Fund's     affiliated money market funds through at
which waiver provided for lower effective    advisory agreement, and concluded that AIM   least April 30, 2009. The Board considered
fee rates at all asset levels than the       has the financial resources necessary to     the contractual nature of this fee waiver
Fund's current contractual advisory fee      fulfill these obligations.                   and noted that it remains in effect until
schedule. The Board noted that AIM's                                                      at least April 30, 2009. The Board
recommendation was made in response to the   F. INDEPENDENT WRITTEN EVALUATION OF THE     concluded that the Fund's investment of
recommendation of the independent Senior        FUND'S SENIOR OFFICER                     uninvested cash and cash collateral from
Officer that AIM consider whether the                                                     any securities lending arrangements in the
advisory fee waivers for certain equity      The Board noted that, upon their             affiliated money market funds is in the
AIM Funds, including the Fund, should be     direction, the Senior Officer of the Fund,   best interests of the Fund and its
simplified. The Board concluded that it      who is independent of AIM and AIM's          shareholders.
would be appropriate to approve the          affiliates, had prepared an independent
proposed amendment to the Fund's             written evaluation to assist the Board in
contractual advisory fee schedule and that   determining the reasonableness of the
it was not necessary at this time to         proposed management fees of the AIM Funds,
discuss with AIM whether to implement any    including the Fund. The Board noted that
fee waivers for the Fund.                    they had relied upon the Senior Officer's
                                             written evaluation instead of a
   After taking account of the Fund's        competitive bidding process. In
contractual advisory fee rate, as well as    determining whether to continue the Fund's
the comparative advisory fee information     advisory agreement, the Board considered
and the expense limitation discussed         the Senior Officer's written evaluation.
above, the Board concluded that the Fund's
advisory fees were fair and reasonable.      G. COLLATERAL BENEFITS TO AIM AND ITS
                                                AFFILIATES
D. ECONOMIES OF SCALE AND BREAKPOINTS
                                             The Board considered various other
The Board considered the extent to which     benefits received by AIM and its
there are economies of scale in AIM's        affiliates resulting from AIM's
provision of advisory                        relationship with the Fund, including the
                                             fees received by AIM and its affiliates
                                             for their provision of admin-

                       AIM V.I. Mid Cap Core Equity Fund
               Semiannual Report to Shareholders o June 30, 2007

DOMESTIC EQUITY

Mid-Cap Blend

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


  [AIM INVESTMENTS LOGO]             Unless otherwise noted, all data in this
-- REGISTERED TRADEMARK --           report are from A I M Management Group Inc.

                                     THIS REPORT MUST BE ACCOMPANIED OR PRECEDED
                                     BY A CURRENTLY EFFECTIVE FUND PROSPECTUS
                                     AND VARIABLE PRODUCT PROSPECTUS, WHICH
                                     CONTAIN MORE COMPLETE INFORMATION,
                                     INCLUDING SALES CHARGES AND EXPENSES.
                                     INVESTORS SHOULD READ EACH CAREFULLY BEFORE
                                     INVESTING.

                          NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. Mid Cap Core Equity Fund

Fund performance                                                                             Per NASD requirements, the most recent
=======================================================================================   month-end performance data at the Fund
PERFORMANCE SUMMARY                                                                       level, excluding variable product charges,
                                                                                          is available on this AIM automated
FUND VS. INDEXES                                                                          information line, 866-702-4402. As
                                                                                          mentioned above, for the most recent
Cumulative total returns, 12/31/06-6/30/07, excluding variable product issuer charges.    month-end performance including variable
If variable product issuer charges were included, returns would be lower.                 product charges, please contact your
                                                                                          variable product issuer or financial
Series I Shares                                                                  10.06%   advisor.
Series II Shares                                                                  9.91
S&P 500 Index(1) (Broad Market Index)                                             6.96
Russell Midcap Index(1) (Style-Specific Index)                                    9.90
Lipper VUF Mid-Cap Core Funds Index(1) (Peer Group Index)                        11.11
Lipper Mid-Cap Core Funds Index(1) (Former Peer Group Index)                     11.09

Source: (1) Lipper Inc.

The unmanaged S&P 500 -- REGISTERED TRADEMARK -- Index is an index of common stocks frequently used as a general measure of U.S. stock market performance.

   The unmanaged Russell Midcap -- REGISTERED TRADEMARK -- Index represents the performance of the stocks of domestic mid-capitalization companies. The Russell Midcap
Index is a trademark/service mark of the Frank Russell Company. Russell -- REGISTERED
TRADEMARK -- is a trademark of the Frank Russell Company.

   The Fund has elected to use the Lipper Variable Underlying Funds (VUF) Mid-Cap Core
Funds Index as its peer group instead of the Lipper Mid-Cap Core Funds Index. In 2006,
Lipper began publishing VUF indexes, allowing the Fund to be compared with the Lipper
VUF Mid-Cap Core Funds Index. The unmanaged Lipper VUF Mid-Cap Core Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Mid-Cap Core Funds category. Lipper Inc. is an independent mutual fund performance monitor.

   The unmanaged Lipper Mid-Cap Core Funds Index represents an average of the performance of the largest mid-capitalization core funds tracked by Lipper Inc.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================   will fluctuate so that you may have a gain
FUND PERFORMANCE                             or loss when you sell shares.
As of 6/30/07
SERIES I SHARES                                 The total annual Fund operating expense
Inception (9/10/01)                 10.90%   ratio set forth in the most recent Fund
 5 Years                            11.60    prospectus as of the date of this report
 1 Year                             20.31    for Series I and Series II shares was
                                             1.06% and 1.31%, respectively. The expense
SERIES II SHARES                             ratios presented above may vary from the
Inception (9/10/01)                 10.63%   expense ratios presented in other sections
 5 Years                            11.33    of this report that are based on expenses
 1 Year                             20.03    incurred during the period covered by this
==========================================   report.

The performance of the Fund's Series I
and Series II share classes will differ         AIM V.I. Mid Cap Core Equity Fund, a
primarily due to different class expenses.   series portfolio of AIM Variable Insurance
                                             Funds, is currently offered through
   The performance data quoted represent     insurance companies issuing variable
past performance and cannot guarantee        products. You cannot purchase shares of
comparable future results; current           the Fund directly. Performance figures
performance may be lower or higher. Please   given represent the Fund and are not
contact your variable product issuer or      intended to reflect actual variable
financial advisor for the most recent        product values. They do not reflect sales
month-end variable product performance.      charges, expenses and fees assessed in
Performance figures reflect Fund expenses,   connection with a variable product. Sales
reinvested distributions and changes in      charges, expenses and fees, which are
net asset value. Investment return and       determined by the variable product
principal value                              issuers, will vary and will lower the
                                             total return.

AIM V.I. Mid Cap Core Equity Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2007


----------------------------------------------------------
Information Technology                             11.4%
----------------------------------------------------------
Energy                                             10.8
----------------------------------------------------------
Consumer Discretionary                             10.4
----------------------------------------------------------
Health Care                                         9.6
----------------------------------------------------------
Industrials                                         8.7
----------------------------------------------------------
Materials                                           8.4
----------------------------------------------------------
Financials                                          8.1
----------------------------------------------------------
Consumer Staples                                    8.0
----------------------------------------------------------
Telecommunication Services                          3.6
----------------------------------------------------------
Utilities                                           1.4
----------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      19.6
__________________________________________________________
==========================================================

SCHEDULE OF INVESTMENTS*

June 30, 20007
(Unaudited)


                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-64.04%

ADVERTISING-0.91%

Omnicom Group Inc.                                124,896   $  6,609,496
========================================================================

AEROSPACE & DEFENSE-0.56%

Goodrich Corp.                                     69,025      4,111,129
========================================================================

APPAREL RETAIL-1.34%

Gap, Inc., (The)                                  512,673      9,792,054
========================================================================

APPLICATION SOFTWARE-2.18%

Amdocs Ltd.(a)                                    106,906      4,256,997
------------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                   528,526     11,606,431
========================================================================
                                                              15,863,428
========================================================================

BROADCASTING & CABLE TV-0.76%

Scripps Co. (E.W.) (The)-Class A                  120,812      5,519,900
========================================================================

COMPUTER & ELECTRONICS RETAIL-0.34%

RadioShack Corp.                                   73,807      2,445,964
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.58%

Joy Global Inc.                                   197,575     11,524,550
========================================================================

DISTRIBUTORS-1.18%

Genuine Parts Co.                                 173,531      8,607,138
========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.40%

Agilent Technologies, Inc.(a)                      74,900      2,879,156
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


ELECTRONIC MANUFACTURING SERVICES-0.98%

Molex Inc.                                        239,128   $  7,176,231
========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.98%

Republic Services, Inc.                           234,118      7,173,376
========================================================================

FOOD RETAIL-0.73%

SUPERVALU Inc.                                    115,540      5,351,813
========================================================================

GAS UTILITIES-1.04%

UGI Corp.                                         276,682      7,547,885
========================================================================

GENERAL MERCHANDISE STORES-0.68%

99 Cents Only Stores(a)                           376,239      4,932,493
========================================================================

HEALTH CARE EQUIPMENT-1.66%

Hospira, Inc.(a)                                  161,256      6,295,434
------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   136,169      5,788,544
========================================================================
                                                              12,083,978
========================================================================

HEALTH CARE SERVICES-0.64%

Quest Diagnostics Inc.                             89,645      4,630,164
========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-1.34%

Administaff, Inc.                                 290,726      9,736,414
========================================================================

INDUSTRIAL MACHINERY-2.79%

Dover Corp.                                       135,888      6,950,671
------------------------------------------------------------------------
ITT Corp.                                          84,893      5,796,494
------------------------------------------------------------------------
Parker Hannifin Corp.                              77,546      7,592,529
========================================================================
                                                              20,339,694
========================================================================

AIM V.I. Mid Cap Core Equity Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------

INSURANCE BROKERS-0.91%

Marsh & McLennan Cos., Inc.                       214,121   $  6,612,056
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.21%

IDT Corp.-Class B                                 853,366      8,806,737
========================================================================

LIFE SCIENCES TOOLS & SERVICES-4.19%

Invitrogen Corp.(a)                               150,295     11,084,256
------------------------------------------------------------------------
PerkinElmer, Inc.                                 162,122      4,224,899
------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.           83,121      3,181,041
------------------------------------------------------------------------
Techne Corp.(a)                                   168,259      9,626,098
------------------------------------------------------------------------
Waters Corp.(a)                                    40,812      2,422,600
========================================================================
                                                              30,538,894
========================================================================

MULTI-LINE INSURANCE-0.34%

Genworth Financial Inc.-Class A                    71,417      2,456,745
========================================================================

MULTI-UTILITIES-0.40%

Wisconsin Energy Corp.                             65,352      2,890,519
========================================================================

OFFICE ELECTRONICS-1.71%

Xerox Corp.(a)                                    673,339     12,443,305
========================================================================

OFFICE SERVICES & SUPPLIES-0.70%

Pitney Bowes Inc.                                 108,982      5,102,537
========================================================================

OIL & GAS DRILLING-0.83%

Noble Corp.                                        62,120      6,057,942
========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.78%

BJ Services Co.                                   242,642      6,900,739
------------------------------------------------------------------------
FMC Technologies, Inc.(a)                          55,352      4,384,985
------------------------------------------------------------------------
Grant Prideco, Inc.(a)                             85,148      4,583,517
------------------------------------------------------------------------
Smith International, Inc.                          74,816      4,387,210
========================================================================
                                                              20,256,451
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-5.50%

Chesapeake Energy Corp.                           389,628     13,481,129
------------------------------------------------------------------------
Newfield Exploration Co.(a)                       163,318      7,439,135
------------------------------------------------------------------------
Pioneer Natural Resources Co.                     198,987      9,692,657
------------------------------------------------------------------------
Whiting Petroleum Corp.(a)                        233,877      9,476,696
========================================================================
                                                              40,089,617
========================================================================

PAPER PRODUCTS-1.52%

MeadWestvaco Corp.                                314,139     11,095,389
========================================================================

PERSONAL PRODUCTS-2.74%

Avon Products, Inc.                               197,154      7,245,410
------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A              279,948     12,740,433
========================================================================
                                                              19,985,843
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


PHARMACEUTICALS-3.10%

Barr Pharmaceuticals Inc.(a)                      365,197   $ 18,343,845
------------------------------------------------------------------------
Warner Chilcott Ltd.-Class A(a)                   232,840      4,212,076
========================================================================
                                                              22,555,921
========================================================================

PRECIOUS METALS & MINERALS-1.53%

Coeur d'Alene Mines Corp.(a)                    3,109,084     11,161,612
========================================================================

PROPERTY & CASUALTY INSURANCE-3.79%

Axis Capital Holdings Ltd.                        321,311     13,061,292
------------------------------------------------------------------------
Progressive Corp. (The)                           371,659      8,893,800
------------------------------------------------------------------------
XL Capital Ltd.-Class A                            67,083      5,654,426
========================================================================
                                                              27,609,518
========================================================================

PUBLISHING-1.31%

McClatchy Co. (The)-Class A                        90,504      2,290,656
------------------------------------------------------------------------
Washington Post Co. (The)-Class B                   9,331      7,241,696
========================================================================
                                                               9,532,352
========================================================================

REGIONAL BANKS-0.74%

SVB Financial Group(a)                            101,532      5,392,365
========================================================================

SEMICONDUCTORS-1.74%

Analog Devices, Inc.                              169,315      6,373,017
------------------------------------------------------------------------
Linear Technology Corp.                           174,744      6,322,238
========================================================================
                                                              12,695,255
========================================================================

SPECIALIZED CONSUMER SERVICES-0.75%

Service Corp. International                       430,547      5,502,391
========================================================================

SPECIALTY CHEMICALS-5.37%

International Flavors & Fragrances Inc.           268,705     14,010,279
------------------------------------------------------------------------
Rohm and Haas Co.                                 102,231      5,589,991
------------------------------------------------------------------------
Sigma-Aldrich Corp.                               458,459     19,562,445
========================================================================
                                                              39,162,715
========================================================================

SPECIALTY STORES-0.50%

Tractor Supply Co.(a)                              70,445      3,666,662
========================================================================

SYSTEMS SOFTWARE-0.58%

McAfee Inc.(a)                                    120,756      4,250,611
========================================================================

THRIFTS & MORTGAGE FINANCE-1.71%

People's United Financial Inc.                    703,955     12,481,122
========================================================================
    Total Domestic Common Stocks (Cost
      $393,033,868)                                          466,671,422
========================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-14.09%

BELGIUM-0.61%

Groupe Bruxelles Lambert S.A. (Multi-Sector
  Holdings)(b)                                     35,745      4,448,465
========================================================================

AIM V.I. Mid Cap Core Equity Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------
!x

CANADA-3.12%

Nortel Networks Corp. (Communications
  Equipment)(a)                                   437,203   $ 10,514,732
------------------------------------------------------------------------
Penn West Energy Trust (Oil & Gas Exploration
  & Production)                                   366,725     12,237,614
========================================================================
                                                              22,752,346
========================================================================

FRANCE-1.63%

Business Objects S.A.-ADR (Application
  Software)(a)                                    304,786     11,837,888
========================================================================

JAPAN-3.37%

Fujitsu Ltd. (Computer Hardware)                  765,000      5,640,438
------------------------------------------------------------------------
Namco Bandai Holdings Inc. (Leisure Products)     483,100      7,633,882
------------------------------------------------------------------------
Sega Sammy Holdings Inc. (Leisure Products)       693,377     11,232,539
========================================================================
                                                              24,506,859
========================================================================

SOUTH KOREA-2.40%

SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)                     640,054     17,505,477
========================================================================

SWEDEN-0.74%

Atlas Copco A.B.-Class A (Industrial
  Machinery)(b)                                   323,400      5,397,884
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


UNITED KINGDOM-2.22%

Cadbury Schweppes PLC (Packaged Foods &
  Meats)(a)(b)                                  1,189,597   $ 16,187,517
========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $95,227,595)                    102,636,436
========================================================================

PREFERRED STOCKS-2.28%

HOUSEHOLD PRODUCTS-2.28%

Henkel KGaA-Pfd. (Germany)(b)                     314,733     16,623,270
========================================================================
    Total Preferred Stocks (Cost $13,136,105)                 16,623,270
========================================================================

MONEY MARKET FUNDS-17.28%

Liquid Assets Portfolio-Institutional
  Class(c)                                     62,957,447     62,957,447
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)       62,957,447     62,957,447
========================================================================
    Total Money Market Funds (Cost
      $125,914,894)                                          125,914,894
========================================================================
TOTAL INVESTMENTS-97.69% (Cost $627,312,462)                 711,846,022
========================================================================
OTHER ASSETS LESS LIABILITIES-2.31%                           16,863,373
========================================================================
NET ASSETS-100.00%                                          $728,709,395
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $42,657,136, which represented 5.85% of the Fund's Net Assets. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Mid Cap Core Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $501,397,568)        $585,931,128
-------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $125,914,894)                             125,914,894
=============================================================
    Total investments (Cost $627,312,462)         711,846,022
=============================================================
Foreign currencies, at value (Cost $1,199,984)      1,208,317
-------------------------------------------------------------
Cash                                                  185,595
-------------------------------------------------------------
Receivables for:
  Investments sold                                 11,666,346
-------------------------------------------------------------
  Fund shares sold                                  3,887,882
-------------------------------------------------------------
  Dividends                                         1,070,962
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 21,155
-------------------------------------------------------------
Other assets                                              400
=============================================================
    Total assets                                  729,886,679
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                               369,378
-------------------------------------------------------------
  Fund shares reacquired                              209,914
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              51,202
-------------------------------------------------------------
Accrued administrative services fees                  444,542
-------------------------------------------------------------
Accrued distribution fees -- Series II                 45,389
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              5,306
-------------------------------------------------------------
Accrued transfer agent fees                             4,449
-------------------------------------------------------------
Accrued operating expenses                             47,104
=============================================================
    Total liabilities                               1,177,284
=============================================================
Net assets applicable to shares outstanding      $728,709,395
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $573,845,347
-------------------------------------------------------------
Undistributed net investment income                 3,828,121
-------------------------------------------------------------
Undistributed net realized gain                    66,500,348
-------------------------------------------------------------
Unrealized appreciation                            84,535,579
=============================================================
                                                 $728,709,395
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $649,160,290
_____________________________________________________________
=============================================================
Series II                                        $ 79,549,105
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           43,641,785
_____________________________________________________________
=============================================================
Series II                                           5,393,683
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      14.87
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      14.75
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of
  $289,869)                                      $ 4,603,749
------------------------------------------------------------
Dividends from affiliated money market funds       2,788,856
============================================================
    Total investment income                        7,392,605
============================================================

EXPENSES:

Advisory fees                                      2,423,420
------------------------------------------------------------
Administrative services fees                         916,473
------------------------------------------------------------
Custodian fees                                        14,604
------------------------------------------------------------
Distribution fees -- Series II                        81,128
------------------------------------------------------------
Transfer agent fees                                   10,770
------------------------------------------------------------
Trustees' and officer's fees and benefits             18,382
------------------------------------------------------------
Other                                                 25,644
============================================================
    Total expenses                                 3,490,421
============================================================
Less: Fees waived and expense offset
  arrangement                                        (17,235)
============================================================
    Net expenses                                   3,473,186
============================================================
Net investment income                              3,919,419
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains
    from securities sold to affiliates of
    $34,004)                                      57,531,066
------------------------------------------------------------
  Foreign currencies                                 (58,794)
============================================================
                                                  57,472,272
============================================================
Change in net unrealized appreciation of:
  Investment securities                            1,682,969
------------------------------------------------------------
  Foreign currencies                                   5,328
============================================================
                                                   1,688,297
============================================================
Net realized and unrealized gain                  59,160,569
============================================================
Net increase in net assets resulting from
  operations                                     $63,079,988
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Mid Cap Core Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                  JUNE 30,       DECEMBER 31,
                                                    2007             2006
------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                         $  3,919,419     $  5,790,981
------------------------------------------------------------------------------
  Net realized gain                               57,472,272       53,482,109
------------------------------------------------------------------------------
  Change in net unrealized appreciation            1,688,297        7,335,543
==============================================================================
    Net increase in net assets resulting from
     operations                                   63,079,988       66,608,633
==============================================================================
Distributions to shareholders from net
  investment income:
  Series I                                                --       (5,369,075)
------------------------------------------------------------------------------
  Series II                                               --         (394,014)
==============================================================================
    Total distributions from net investment
     income                                               --       (5,763,089)
==============================================================================
Distributions to shareholders from net
  realized gains:
  Series I                                                --      (57,207,085)
------------------------------------------------------------------------------
  Series II                                               --       (5,625,901)
==============================================================================
    Total distributions from net realized
     gains                                                --      (62,832,986)
==============================================================================
    Decrease in net assets resulting from
     distributions                                        --      (68,596,075)
==============================================================================
Share transactions-net:
  Series I                                        10,744,739       (2,215,259)
------------------------------------------------------------------------------
  Series II                                       16,964,324        6,883,123
==============================================================================
    Net increase in net assets resulting from
     share transactions                           27,709,063        4,667,864
==============================================================================
    Net increase in net assets                    90,789,051        2,680,422
==============================================================================

NET ASSETS:

  Beginning of period                            637,920,344      635,239,922
==============================================================================
  End of period (including undistributed net
    investment income of $3,828,121 and
    $(91,298), respectively)                    $728,709,395     $637,920,344
______________________________________________________________________________
==============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Mid Cap Core Equity Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Mid Cap Core Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund"). The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

AIM V.I. Mid Cap Core Equity Fund


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. COVERED CALL OPTIONS WRITTEN -- The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value

AIM V.I. Mid Cap Core Equity Fund

of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

L. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.725%
--------------------------------------------------------------------
Next $500 million                                             0.70%
--------------------------------------------------------------------
Next $500 million                                             0.675%
--------------------------------------------------------------------
Over $1.5 billion                                             0.65%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, effective July 1, 2007, AIM has contractually agreed through at least April 30, 2009 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $16,809.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2007, AIM was paid $82,549 for accounting and fund administrative services and reimbursed $833,924 for services provided by insurance companies.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average

AIM V.I. Mid Cap Core Equity Fund

daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                                                    VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND                                              12/31/06          AT COST          FROM SALES         06/30/07         INCOME
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-Institutional Class      $38,447,715      $ 96,091,253      $ (71,581,521)    $ 62,957,447     $1,397,954
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class             38,447,715        96,091,253        (71,581,521)      62,957,447      1,390,902
=================================================================================================================================
  Total Investments in Affiliates                $76,895,430      $192,182,506      $(143,163,042)    $125,914,894     $2,788,856
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2007, the Fund engaged in securities sales of $119,955, which resulted in net realized gains of $34,004, and securities purchases of $66,779.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $426.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $3,471 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be

AIM V.I. Mid Cap Core Equity Fund

compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2006.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $236,178,452 and $270,066,347, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 94,793,646
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (11,591,299)
==============================================================================
Net unrealized appreciation of investment securities             $ 83,202,347
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $628,643,675.

NOTE 10--SHARE INFORMATION

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2007(A)             DECEMBER 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     3,042,019    $ 44,657,400     1,804,056    $ 25,439,433
----------------------------------------------------------------------------------------------------------------------
  Series II                                                    1,634,321      23,652,816       962,594      13,444,373
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --     4,608,241      62,349,500
----------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --       448,244       6,019,915
======================================================================================================================
Reacquired:
  Series I                                                    (2,379,679)    (33,912,661)   (6,405,942)    (90,004,192)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                     (469,497)     (6,688,492)     (907,250)    (12,581,165)
======================================================================================================================
                                                               1,827,164    $ 27,709,063       509,943    $  4,667,864
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 76% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM V.I. Mid Cap Core Equity Fund


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          SERIES I
                                                           ----------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                       YEAR ENDED DECEMBER 31,
                                                            JUNE 30,     --------------------------------------------------------
                                                              2007         2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  13.52     $  13.61    $  13.11    $  12.06    $   9.53    $ 10.72
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  0.08         0.14        0.06        0.03(a)     0.00(a)   (0.02)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.27         1.39        0.94        1.63        2.60      (1.17)
=================================================================================================================================
    Total from investment operations                            1.35         1.53        1.00        1.66        2.60      (1.19)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                            --        (0.14)      (0.07)      (0.02)         --         --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --        (1.48)      (0.43)      (0.59)      (0.07)        --
=================================================================================================================================
    Total distributions                                           --        (1.62)      (0.50)      (0.61)      (0.07)        --
=================================================================================================================================
Net asset value, end of period                              $  14.87     $  13.52    $  13.61    $  13.11    $  12.06    $  9.53
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                 9.98%       11.24%       7.62%      13.82%      27.31%    (11.10)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $649,160     $581,154    $584,860    $496,606    $293,162    $68,271
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                         1.01%(c)     1.04%       1.03%       1.04%       1.07%      1.30%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                        1.19%(c)     0.93%       0.50%       0.25%       0.01%     (0.22)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                        41%          83%         70%         55%         37%        36%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $614,846,104.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                         SERIES II
                                                          -----------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                        YEAR ENDED DECEMBER 31,
                                                           JUNE 30,     ---------------------------------------------------------
                                                             2007        2006       2005       2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 13.42      $ 13.52    $ 13.04    $ 12.01       $ 9.51       $ 10.71
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                0.06         0.10       0.03      (0.00)(a)    (0.03)(a)     (0.04)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               1.27         1.38       0.92       1.62         2.60         (1.16)
=================================================================================================================================
    Total from investment operations                          1.33         1.48       0.95       1.62         2.57         (1.20)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                          --        (0.10)     (0.04)     (0.00)          --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         --        (1.48)     (0.43)     (0.59)       (0.07)           --
=================================================================================================================================
    Total distributions                                         --        (1.58)     (0.47)     (0.59)       (0.07)           --
=================================================================================================================================
Net asset value, end of period                             $ 14.75      $ 13.42    $ 13.52    $ 13.04       $12.01       $  9.51
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               9.91%       10.98%      7.27%     13.57%       27.05%       (11.20)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $79,549      $56,766    $50,380    $33,495       $4,874       $ 1,214
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                       1.26%(c)     1.29%      1.28%      1.29%        1.32%         1.45%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets(b)                                                   0.94%(c)     0.68%      0.25%     (0.00)%      (0.24)%       (0.37)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                      41%          83%        70%        55%          37%           36%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $65,440,608.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.55% for the year ended December 31, 2002.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM V.I. Mid Cap Core Equity Fund


NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM V.I. Mid Cap Core Equity Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information about   actual ending account balance or expenses
ongoing costs, including management fees;    actual account values and actual expenses.   you paid for the period. You may use this
distribution and/or service (12b-1) fees;    You may use the information in this table,   information to compare the ongoing costs
and other Fund expenses. This example is     together with the amount you invested, to    of investing in the Fund and other funds.
intended to help you understand your         estimate the expenses that you paid over     To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   the period. Simply divide your account       example with the 5% hypothetical examples
the Fund and to compare these costs with     value by $1,000 (for example, an $8,600      that appear in the shareholder reports of
ongoing costs of investing in other mutual   account value divided by $1,000 = 8.6),      the other funds.
funds. The example is based on an            then multiply the result by the number in
investment of $1,000 invested at the         the table under the heading entitled            Please note that the expenses shown in
beginning of the period and held for the     "Actual Expenses Paid During Period" to      the table are meant to highlight your
entire period January 1, 2007, through       estimate the expenses you paid on your       ongoing costs. Therefore, the hypothetical
June 30, 2007.                               account during this period.                  information is useful in comparing ongoing
                                                                                          costs, and will not help you determine the
   The actual and hypothetical expenses in   HYPOTHETICAL EXAMPLE FOR COMPARISON          relative total costs of owning different
the examples below do not represent the      PURPOSES                                     funds.
effect of any fees or other expenses
assessed in connection with a variable       The table below also provides information
product; if they did, the expenses shown     about hypothetical account values and
would be higher while the ending account     hypothetical expenses based on the Fund's
values shown would be lower.                 actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

Series I           $1,000.00            $1,100.60             $5.26              $1,019.79             $5.06              1.01%
Series II           1,000.00             1,099.10              6.56               1,018.55              6.31              1.26

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. Mid Cap Core Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of         Committee considers each Sub-Committee's     sory fees, expense limitations and/or fee
AIM Variable Insurance Funds is required     recommendations and makes its own            waivers.
under the Investment Company Act of 1940     recommendations regarding the performance,
to approve annually the renewal of the AIM   fees and expenses of the AIM Funds to the    A. NATURE, EXTENT AND QUALITY OF SERVICES
V.I. Mid Cap Core Equity Fund (the Fund)     full Board. Moreover, the Investments           PROVIDED BY AIM
investment advisory agreement with A I M     Committee considers each Sub-Committee's
Advisors, Inc. (AIM). During contract        recommendations in making its annual         The Board reviewed the advisory services
renewal meetings held on June 25-27, 2007,   recommendation to the Board whether to       provided to the Fund by AIM under the
the Board as a whole and the disinterested   approve the continuance of each AIM Fund's   Fund's advisory agreement, the performance
or "independent" Trustees, voting            investment advisory agreement and            of AIM in providing these services, and
separately, approved the continuance of      sub-advisory agreement, if applicable        the credentials and experience of the
the Fund's investment advisory agreement     (advisory agreements), for another year.     officers and employees of AIM who provide
for another year, effective July 1, 2007.                                                 these services. The Board's review of the
In doing so, the Board determined that the      The independent Trustees, as mentioned    qualifications of AIM to provide these
Fund's advisory agreement is in the best     above, are assisted in their annual          services included the Board's
interests of the Fund and its shareholders   evaluation of the advisory agreements by     consideration of AIM's portfolio and
and that the compensation to AIM under the   the independent Senior Officer. One          product review process, various back
Fund's advisory agreement is fair and        responsibility of the Senior Officer is to   office support functions provided by AIM,
reasonable.                                  manage the process by which the AIM Funds'   and AIM's equity and fixed income trading
                                             proposed management fees are negotiated      operations. The Board concluded that the
   The independent Trustees met separately   during the annual contract renewal process   nature, extent and quality of the advisory
during their evaluation of the Fund's        to ensure that they are negotiated in a      services provided to the Fund by AIM were
investment advisory agreement with           manner which is at arms' length and          appropriate and that AIM currently is
independent legal counsel from whom they     reasonable. Accordingly, the Senior          providing satisfactory advisory services
received independent legal advice, and the   Officer must either supervise a              in accordance with the terms of the Fund's
independent Trustees also received           competitive bidding process or prepare an    advisory agreement. In addition, based on
assistance during their deliberations from   independent written evaluation. The Senior   their ongoing meetings throughout the year
the independent Senior Officer, a            Officer has recommended that an              with the Fund's portfolio managers, the
full-time officer of the AIM Funds who       independent written evaluation be provided   Board concluded that these individuals are
reports directly to the independent          and, upon the direction of the Board, has    competent and able to continue to carry
Trustees. The following discussion more      prepared an independent written              out their responsibilities under the
fully describes the process employed by      evaluation.                                  Fund's advisory agreement.
the Board to evaluate the performance of
the AIM Funds (including the Fund)              During the annual contract renewal           In determining whether to continue the
throughout the year and, more                process, the Board considered the factors    Fund's advisory agreement, the Board
specifically, during the annual contract     discussed below under the heading "Factors   considered the prior relationship between
renewal meetings.                            and Conclusions and Summary of Independent   AIM and the Fund, as well as the Board's
                                             Written Fee Evaluation" in evaluating the    knowledge of AIM's operations, and
THE BOARD'S FUND EVALUATION PROCESS          fairness and reasonableness of the Fund's    concluded that it was beneficial to
                                             advisory agreement at the contract renewal   maintain the current relationship, in
The Board's Investments Committee has        meetings and at their meetings throughout    part, because of such knowledge. The Board
established three Sub-Committees which are   the year as part of their ongoing            also considered the steps that AIM and its
responsible for overseeing the management    oversight of the Fund. The Fund's advisory   affiliates have taken over the last
of a number of the series portfolios of      agreement was considered separately,         several years to improve the quality and
the AIM Funds. This Sub-Committee            although the Board also considered the       efficiency of the services they provide to
structure permits the Trustees to focus on   common interests of all of the AIM Funds     the Funds in the areas of investment
the performance of the AIM Funds that have   in their deliberations. The Board            performance, product line diversification,
been assigned to them. The Sub-Committees    comprehensively considered all of the        distribution, fund operations, shareholder
meet throughout the year to review the       information provided to them and did not     services and compliance. The Board
performance of their assigned funds, and     identify any particular factor that was      concluded that the quality and efficiency
the Sub-Committees review monthly and        controlling. Furthermore, each Trustee may   of the services AIM and its affiliates
quarterly comparative performance            have evaluated the information provided      provide to the AIM Funds in each of these
information and periodic asset flow data     differently from one another and             areas generally have improved, and support
for their assigned funds. These materials    attributed different weight to the various   the Board's approval of the continuance of
are prepared under the direction and         factors. The Trustees recognized that the    the Fund's advisory agreement.
supervision of the independent Senior        advisory arrangements and resulting
Officer. Over the course of each year, the   advisory fees for the Fund and the other     B. FUND PERFORMANCE
Sub-Committees meet with portfolio           AIM Funds are the result of years of
managers for their assigned funds and        review and negotiation between the           The Board compared the Fund's performance
other members of management and review       Trustees and AIM, that the Trustees may      during the past one, three and five
with these individuals the performance,      focus to a greater extent on certain         calendar years to the performance of funds
investment objective(s), policies,           aspects of these arrangements in some        in the Fund's Lipper peer group that are
strategies and limitations of these funds.   years than others, and that the Trustees'    not managed by AIM, and against the
                                             deliberations and conclusions in a           performance of all funds in the Lipper
   In addition to their meetings             particular year may be based in part on      Variable Annuity Underlying Funds -
throughout the year, the Sub-Committees      their deliberations and conclusions of       Mid-Cap Core Index. The Board also
meet at designated contract renewal          these same arrangements throughout the       reviewed the methodology used by Lipper to
meetings each year to conduct an in-depth    year and in prior years.                     identify the Fund's peers. The Board noted
review of the performance, fees and                                                       that the Fund's performance was below the
expenses of their assigned funds. During     FACTORS AND CONCLUSIONS AND SUMMARY OF       median performance of its peers for the
the contract renewal process, the Trustees   INDEPENDENT WRITTEN FEE EVALUATION           one, three and five year periods. The
receive comparative performance and fee                                                   Board noted that the Fund's performance
data regarding all the AIM Funds prepared    The discussion below serves as a summary     was below the performance of the Index for
by an independent company, Lipper, Inc.,     of the Senior Officer's independent          the one, three and five year periods. The
under the direction and supervision of the   written evaluation, as well as a             Board also considered the steps AIM has
independent Senior Officer who also          discussion of the material factors and       taken over the last several years to
prepares a separate analysis of this         related conclusions that formed the basis    improve the quality and efficiency of the
information for the Trustees. Each           for the Board's approval of the Fund's       services that AIM provides to the AIM
Sub-Committee then makes recommendations     advisory agreement. Unless otherwise         Funds. The Board concluded that AIM
to the Investments Committee regarding the   stated, information set forth below is as    continues to be responsive to the Board's
performance, fees and expenses of their      of June 27, 2007 and does not reflect any    focus on fund performance. However, due to
assigned funds. The Investments              changes that may have occurred since that    the Fund's underperformance, the Board
                                             date, including but not limited to changes   also concluded that it would be
                                             to the Fund's performance, advi-             appropriate for the Board to continue to
                                                                                          closely monitor and review the per-

                                                                                                                         (continued)

AIM V.I. Mid Cap Core Equity Fund

formance of the Fund. Although the           D. ECONOMIES OF SCALE AND BREAKPOINTS        istrative, transfer agency and
independent written evaluation of the                                                     distribution services to the Fund. The
Fund's Senior Officer (discussed below)      The Board considered the extent to which     Board considered the performance of AIM
only considered Fund performance through     there are economies of scale in AIM's        and its affiliates in providing these
the most recent calendar year, the Board     provision of advisory services to the        services and the organizational structure
also reviewed more recent Fund performance   Fund. The Board also considered whether      employed by AIM and its affiliates to
and this review did not change their         the Fund benefits from such economies of     provide these services. The Board also
conclusions.                                 scale through contractual breakpoints in     considered that these services are
                                             the Fund's advisory fee schedule or          provided to the Fund pursuant to written
C. ADVISORY FEES AND FEE WAIVERS             through advisory fee waivers or expense      contracts which are reviewed and approved
                                             limitations. The Board noted that the        on an annual basis by the Board. The Board
The Board compared the Fund's contractual    Fund's contractual advisory fee schedule     concluded that AIM and its affiliates were
advisory fee rate to the contractual         includes three breakpoints and that the      providing these services in a satisfactory
advisory fee rates of funds in the Fund's    level of the Fund's advisory fees, as a      manner and in accordance with the terms of
Lipper peer group that are not managed by    percentage of the Fund's net assets, has     their contracts, and were qualified to
AIM, at a common asset level and as of the   decreased as net assets increased because    continue to provide these services to the
end of the past calendar year. The Board     of the breakpoints. Based on this            Fund.
noted that the Fund's advisory fee rate      information, the Board concluded that the
was comparable to the median advisory fee    Fund's advisory fees appropriately reflect      The Board considered the benefits
rate of its peers. The Board also reviewed   economies of scale at current asset          realized by AIM as a result of portfolio
the methodology used by Lipper and noted     levels. The Board also noted that the Fund   brokerage transactions executed through
that the contractual fee rates shown by      shares directly in economies of scale        "soft dollar" arrangements. Under these
Lipper include any applicable long-term      through lower fees charged by third party    arrangements, portfolio brokerage
contractual fee waivers. The Board also      service providers based on the combined      commissions paid by the Fund and/or other
compared the Fund's contractual advisory     size of all of the AIM Funds and             funds advised by AIM are used to pay for
fee rate to the contractual advisory fee     affiliates.                                  research and execution services. The Board
rates of other clients of AIM and its                                                     noted that soft dollar arrangements shift
affiliates with investment strategies        E. PROFITABILITY AND FINANCIAL RESOURCES     the payment obligation for the research
comparable to those of the Fund, including      OF AIM                                    and executions services from AIM to the
two mutual funds advised by AIM and a                                                     funds and therefore may reduce AIM's
Canadian fund advised by an AIM affiliate    The Board reviewed information from AIM      expenses. The Board also noted that
and sub-advised by AIM. The Board noted      concerning the costs of the advisory and     research obtained through soft dollar
that the Fund's rate was: (i) comparable     other services that AIM and its affiliates   arrangements may be used by AIM in making
to the rate for one of the mutual funds      provide to the Fund and the profitability    investment decisions for the Fund and may
and below the rate for the other mutual      of AIM and its affiliates in providing       therefore benefit Fund shareholders. The
fund; and (ii) above the sub-advisory fee    these services. The Board also reviewed      Board concluded that AIM's soft dollar
rate for the Canadian fund, although the     information concerning the financial         arrangements were appropriate. The Board
advisory fee rate for such Canadian fund     condition of AIM and its affiliates. The     also concluded that, based on their review
was above the Fund's.                        Board also reviewed with AIM the             and representations made by AIM, these
                                             methodology used to prepare the              arrangements were consistent with
   Additionally, the Board compared the      profitability information. The Board         regulatory requirements.
Fund's contractual advisory fee rate to      considered the overall profitability of
the total advisory fees paid by numerous     AIM, as well as the profitability of AIM        The Board considered the fact that the
separately managed accounts/wrap accounts    in connection with managing the Fund. The    Fund's uninvested cash and cash collateral
advised by an AIM affiliate. The Board       Board noted that AIM continues to operate    from any securities lending arrangements
noted that the Fund's rate was generally     at a net profit, although increased          may be invested in money market funds
above the rates for the separately managed   expenses in recent years have reduced the    advised by AIM pursuant to procedures
accounts/wrap accounts. The Board            profitability of AIM and its affiliates.     approved by the Board. The Board noted
considered that management of the            The Board concluded that the Fund's          that AIM will receive advisory fees from
separately managed accounts/wrap accounts    advisory fees were fair and reasonable,      these affiliated money market funds
by the AIM affiliate involves different      and that the level of profits realized by    attributable to such investments, although
levels of services and different             AIM and its affiliates from providing        AIM has contractually agreed to waive the
operational and regulatory requirements      services to the Fund was not excessive in    advisory fees payable by the Fund with
than AIM's management of the Fund. The       light of the nature, quality and extent of   respect to its investment of uninvested
Board concluded that these differences are   the services provided. The Board             cash in these affiliated money market
appropriately reflected in the fee           considered whether AIM is financially        funds through at least April 30, 2009. The
structure for the Fund and the separately    sound and has the resources necessary to     Board considered the contractual nature of
managed accounts/wrap accounts.              perform its obligations under the Fund's     this fee waiver and noted that it remains
                                             advisory agreement, and concluded that AIM   in effect until at least April 30, 2009.
   The Board noted that AIM has              has the financial resources necessary to     The Board concluded that the Fund's
contractually agreed to waive fees and/or    fulfill these obligations.                   investment of uninvested cash and cash
limit expenses of the Fund through at                                                     collateral from any securities lending
least April 30, 2009 in an amount            F. INDEPENDENT WRITTEN EVALUATION OF THE     arrangements in the affiliated money
necessary to limit total annual operating       FUND'S SENIOR OFFICER                     market funds is in the best interests of
expenses to a specified percentage of                                                     the Fund and its shareholders.
average daily net assets for each class of   The Board noted that, upon their
the Fund. The Board considered the           direction, the Senior Officer of the Fund,
contractual nature of this fee waiver and    who is independent of AIM and AIM's
noted that it remains in effect until at     affiliates, had prepared an independent
least April 30, 2009. The Board reviewed     written evaluation to assist the Board in
the Fund's effective advisory fee rate,      determining the reasonableness of the
after taking account of this expense         proposed management fees of the AIM Funds,
limitation, and considered the effect this   including the Fund. The Board noted that
expense limitation would have on the         they had relied upon the Senior Officer's
Fund's estimated total expenses. The Board   written evaluation instead of a
concluded that the levels of fee             competitive bidding process. In
waivers/expense limitations for the Fund     determining whether to continue the Fund's
were fair and reasonable.                    advisory agreement, the Board considered
                                             the Senior Officer's written evaluation.
   After taking account of the Fund's
contractual advisory fee rate, as well as    G. COLLATERAL BENEFITS TO AIM AND ITS
the comparative advisory fee information        AFFILIATES
and the expense limitation discussed
above, the Board concluded that the Fund's   The Board considered various other
advisory fees were fair and reasonable.      benefits received by AIM and its
                                             affiliates resulting from AIM's
                                             relationship with the Fund, including the
                                             fees received by AIM and its affiliates
                                             for their provision of admin-

                           AIM V.I. Money Market Fund
               Semiannual Report to Shareholders o June 30, 2007

FIXED INCOME

Cash Equivalents

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


  [AIM INVESTMENTS LOGO]             Unless otherwise noted, all data in this
-- REGISTERED TRADEMARK --           report are from A I M Management Group Inc.

                                     THIS REPORT MUST BE ACCOMPANIED OR PRECEDED
                                     BY A CURRENTLY EFFECTIVE FUND PROSPECTUS
                                     AND VARIABLE PRODUCT PROSPECTUS, WHICH
                                     CONTAIN MORE COMPLETE INFORMATION,
                                     INCLUDING SALES CHARGES AND EXPENSES.
                                     INVESTORS SHOULD READ EACH CAREFULLY BEFORE
                                     INVESTING.

                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. Money Market Fund

Fund performance

As of June 30, 2007, the seven-day SEC yield on the Fund's Series I shares was 4.53% and the seven-day SEC yield on the Fund's
Series II shares was 4.28%.

====================================================================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

====================================================================================================================================

The performance data quoted represent past   connection with a variable product. Sales
performance and cannot guarantee             charges, expenses and fees, which are
comparable future results; current           determined by the variable product
performance may be lower or higher. Please   issuers, will vary and will lower the
see your variable product issuer or          total return.
financial advisor for the most recent
month-end variable product performance.         Per NASD requirements, the most recent
Performance figures reflect fund expenses,   month-end performance data at the Fund
reinvested distributions and changes in      level, excluding variable product charges,
net asset value.                             is available on the AIM automated
Investment return and principal value will   information line, 866-702-4402. As
fluctuate so that you may have a gain or     mentioned above, for the most recent
loss when you sell shares.                   month-end performance including variable
                                             product charges, please contact your
   AIM V.I. Money Market Fund, a series      variable product issuer or financial
portfolio of AIM Variable Insurance Funds,   advisor.
is currently offered through insurance
companies issuing variable products. You
cannot purchase shares of the Fund
directly. Performance figures given
represent the Fund and are not intended to
reflect actual variable product values.
They do not reflect sales charges,
expenses and fees assessed in

AIM V.I. Money Market Fund

PORTFOLIO COMPOSITION*

Number of days to Maturity
as of June 30, 2007


----------------------------------------------------------
1-7                                                60.0%
----------------------------------------------------------
8-30                                                8.3
----------------------------------------------------------
31-90                                              23.6
----------------------------------------------------------
91-180                                              6.0
----------------------------------------------------------
181+                                                2.1
__________________________________________________________
==========================================================

* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

SCHEDULE OF INVESTMENTS

June 30, 2007
(Unaudited)


                                                          PRINCIPAL
                                                          AMOUNT
                                               MATURITY    (000)        VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER-36.21%(A)

ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-5.52%

Govco LLC (Multi CEP's-Government sponsored
  entities) (Acquired 03/16/07; Cost
  $973,560) 5.15%(b)                           09/17/07    $1,000     $  986,427
--------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 04/17/07; Cost $1,022,450)
  5.19%(b)                                     10/16/07     1,050      1,033,954
--------------------------------------------------------------------------------
  (Acquired 04/16/07; Cost $652,227) 5.19%(b)  10/17/07       670        659,665
================================================================================
                                                                       2,680,046
================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-3.99%

Mont Blanc Capital Corp. (Acquired 06/13/07;
  Cost $1,932,145) 5.25%(b)(c)                 09/17/07     1,959      1,937,002
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-16.63%

Aquifer Funding Ltd./LLC (Acquired 06/06/07;
  Cost $1,991,493) 5.28%(b)                    07/05/07     2,000      1,999,120
--------------------------------------------------------------------------------
Grampian Funding Ltd./LLC (Acquired 03/27/07;
  Cost $975,538) 5.15%(b)(c)                   09/14/07     1,000        989,414
--------------------------------------------------------------------------------
  (Acquired 05/22/07; Cost $974,363)
  5.19%(b)(c)                                  11/16/07     1,000        980,268
--------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc. (Acquired
  05/16/07; Cost $1,853,019) 5.25%(b)          08/10/07     1,876      1,865,330
--------------------------------------------------------------------------------
Perry Global Funding, Ltd./LLC (Acquired
  05/22/07; Cost $244,387) 5.22%(b)            10/25/07       250        245,835
--------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC (Acquired 02/22/07;
  Cost $978,457) 5.21%(b)(c)                   07/25/07     1,000        996,675
--------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                          AMOUNT
                                               MATURITY    (000)        VALUE
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Surrey Funding Corp. (Acquired 06/05/07; Cost
  $991,534) 5.26%(b)                           08/02/07    $1,000     $  995,475
================================================================================
                                                                       8,072,117
================================================================================

DIVERSIFIED BANKS-10.07%

Bank of America Corp. 5.23%                    09/04/07     2,000      1,981,422
--------------------------------------------------------------------------------
CALYON North America Inc. 5.18%(c)             08/22/07     1,927      1,912,859
--------------------------------------------------------------------------------
HBOS Treasury Services PLC 5.20%(c)            07/23/07     1,000        996,970
================================================================================
                                                                       4,891,251
================================================================================
    Total Commercial Paper (Cost $17,580,416)                         17,580,416
================================================================================

VARIABLE RATE DEMAND NOTES-23.42%(D)(E)

INSURED-0.47%(F)

Omaha (City of), Nebraska; (Riverfront
  Redevelopment Project); Series 2002 B,
  Special Obligation Taxable RB (INS-Ambac
  Assurance Corp.) 5.37%(g)                    02/01/13       230        230,000
================================================================================

LETTER OF CREDIT ENHANCED-22.95%(H)

A Mining Group LLC; Series 2006, Taxable
  Floating Rate Bonds (LOC-Wachovia Bank,
  N.A.) 5.44%(g)                               06/01/29       200        200,000
--------------------------------------------------------------------------------
Albany (City of), New York Industrial
  Development Agency (Albany Medical Center
  Hospital); Series 2006 B, Taxable IDR
  (LOC-Citizens Bank of Pennsylvania)
  5.32%(g)                                     05/01/35       985        985,000
--------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
  Corp. Project); Series 2002, Taxable RB
  (LOC-Wells Fargo Bank, N.A.) 5.40%           11/01/22       650        650,000
--------------------------------------------------------------------------------

AIM V.I. Money Market Fund


                                                          PRINCIPAL
                                                          AMOUNT
                                               MATURITY    (000)        VALUE
--------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Corp. Finance Managers, Inc. Integrated Loan
  Program; Series 2003 B, PARTs (LOC-Wells
  Fargo Bank, N.A.) 5.40%(g)                   02/02/43    $2,150     $2,150,000
--------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005, Taxable
  Floating Rate Bonds (LOC-Wachovia Bank,
  N.A.) 5.32%(g)                               07/01/30     3,200      3,200,000
--------------------------------------------------------------------------------
Moon (Township of), Allegheny (County of),
  Pennsylvania Industrial Development
  Authority (One Thorn Run Project); Series
  1995 B, Taxable IDR (LOC-National City Bank
  of Pennsylvania) 5.41%(g)                    11/01/15       755        755,000
--------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002, Taxable Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.) 5.32%(g)           05/01/14     1,200      1,200,000
--------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.); Series 2005 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 5.39%(g)           09/01/17     2,000      2,000,000
================================================================================
                                                                      11,140,000
================================================================================
    Total Variable Rate Demand Notes (Cost
      $11,370,000)                                                    11,370,000
================================================================================

MEDIUM-TERM NOTES-5.56%

Metropolitan Life Global Funding I Floating
  Rate MTN (Acquired 11/10/04; Cost $700,525)
  5.43%(b)(e)                                  01/28/08       700        700,125
--------------------------------------------------------------------------------
Societe Generale S.A.; Unsec. Floating Rate
  MTN (Acquired 10/26/05; Cost $2,000,000)
  5.31%(b)(c)(e)                               02/29/08     2,000      2,000,000
================================================================================
    Total Medium-Term Notes (Cost $2,700,125)                          2,700,125
================================================================================

CERTIFICATES OF DEPOSIT-4.12%

Deutsche Bank A.G (United Kingdom) 5.34%(c)    07/23/07     1,000      1,000,000
--------------------------------------------------------------------------------
UBS A.G. 5.38%                                 06/02/08     1,000      1,000,000
================================================================================
    Total Certificates of Deposit (Cost
      $2,000,000)                                                      2,000,000
================================================================================

MASTER NOTE AGREEMENT-4.12%

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 06/06/07; Cost $2,000,000)
  5.51%(b)(e)(g)(i)                            08/08/07     2,000      2,000,000
================================================================================

                                                          PRINCIPAL
                                                          AMOUNT
                                               MATURITY    (000)        VALUE
--------------------------------------------------------------------------------


FUNDING AGREEMENT-2.06%

New York Life Insurance Co. (Acquired
  04/04/07; Cost $1,000,000) 5.42%(b)(e)(j)    04/04/08    $1,000     $1,000,000
================================================================================

ASSET-BACKED SECURITIES-2.06%

ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-2.06%

RACERS Trust; Series 2004-6-MM, Floating Rate
  Notes (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $1,000,000)
  5.37%(b)(e) (Cost $1,000,000)                11/22/07     1,000      1,000,000
================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-77.55% (Cost $37,650,541)                               37,650,541
________________________________________________________________________________
================================================================================


                                                              REPURCHASE
                                                               AMOUNT
REPURCHASE AGREEMENTS-21.88%(K)

Fortis Bank S.A., Joint agreement dated
  06/29/07, aggregate maturing value
  $1,100,497,292 (collateralized by Corporate
  obligations valued at $1,155,000,001;
  5.25%-5.55%, 01/25/37-06/03/52) 5.43%,
  07/02/07(c)                                                 2,000,904      2,000,000
--------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 06/29/07, aggregate
  maturing value $800,358,667 (collateralized
  by U.S. Government obligations valued at
  $816,001,200; 4.29%-7.35%,
  04/01/27-06/01/47) 5.38%, 07/02/07                          8,624,389      8,621,524
======================================================================================
    Total Repurchase Agreements (Cost
      $10,621,524)                                                          10,621,524
======================================================================================
TOTAL INVESTMENTS-99.43% (Cost
  $48,272,065)(l)(m)                                                        48,272,065
--------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES- 0.57%                                           278,240
--------------------------------------------------------------------------------------
NET ASSETS-100.00%                                                         $48,550,305
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Unsec.  - Unsecured

AIM V.I. Money Market Fund

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2007 was $19,389,290, which represented 39.94% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 8.3%; France: 8.1%; Belgium: 6.2% other countries less than 5%: 4.0%.
(d) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2007.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2007.
(f) Principal and/or interest payments are secured by the bond insurance company listed.
(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on June 30, 2007.
(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at June 30, 2007 represented 2.06% of the Fund's Net Assets.
(k) Principal amount equals value at period end. See Note 1I.
(l) Also represents cost for federal income tax purposes.
(m) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                             ENTITIES                            PERCENTAGE
   ------------------------------------------------------------------------
   Wachovia Bank, N.A.                                              13.7%
   ------------------------------------------------------------------------
   Wells Fargo Bank, N.A.                                            5.8
   ________________________________________________________________________
   ========================================================================

AIM V.I. Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements,
  at value (Cost $37,650,541)                    $37,650,541
------------------------------------------------------------
Repurchase agreements (Cost $10,621,524)          10,621,524
============================================================
    Total investments (Cost $48,272,065)          48,272,065
============================================================
Receivables for:
  Fund shares sold                                   231,233
------------------------------------------------------------
  Interest                                           115,028
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                45,699
------------------------------------------------------------
Other assets                                           2,086
============================================================
    Total assets                                  48,666,111
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                              10,355
------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             52,539
------------------------------------------------------------
Accrued administrative services fees                  24,178
------------------------------------------------------------
Accrued distribution fees -- Series II                 1,427
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,417
------------------------------------------------------------
Accrued transfer agent fees                              537
------------------------------------------------------------
Accrued operating expenses                            23,353
============================================================
    Total liabilities                                115,806
============================================================
Net assets applicable to shares outstanding      $48,550,305
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $48,543,961
------------------------------------------------------------
Undistributed net investment income                    6,344
============================================================
                                                 $48,550,305
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $46,291,807
____________________________________________________________
============================================================
Series II                                        $ 2,258,498
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                          46,290,480
____________________________________________________________
============================================================
Series II                                          2,258,399
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $      1.00
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $      1.00
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Interest                                          $1,237,474
============================================================

EXPENSES:

Advisory fees                                         91,921
------------------------------------------------------------
Administrative services fees                          66,706
------------------------------------------------------------
Custodian fees                                         1,670
------------------------------------------------------------
Distribution fees -- Series II                         2,858
------------------------------------------------------------
Transfer agent fees                                    2,222
------------------------------------------------------------
Trustees' and officer's fees and benefits              9,143
------------------------------------------------------------
Professional services fees                            17,809
------------------------------------------------------------
Other                                                  4,569
============================================================
    Total expenses                                   196,898
============================================================
Net investment income                              1,040,576
============================================================
Net increase in net assets resulting from
  operations                                      $1,040,576
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Money Market Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2007            2006
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 1,040,576    $ 2,025,521
-----------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Series I                                                       (991,529)    (1,928,189)
-----------------------------------------------------------------------------------------
  Series II                                                       (49,047)       (97,332)
=========================================================================================
    Decrease in net assets resulting from distributions        (1,040,576)    (2,025,521)
=========================================================================================
Share transactions-net:
  Series I                                                      2,723,546     (1,354,278)
-----------------------------------------------------------------------------------------
  Series II                                                       (82,937)      (738,190)
=========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         2,640,609     (2,092,468)
=========================================================================================
    Net increase (decrease) in net assets                       2,640,609     (2,092,468)
=========================================================================================

NET ASSETS:

  Beginning of period                                          45,909,696     48,002,164
=========================================================================================
  End of period (including undistributed net investment
    income of $6,344 and $6,344, respectively)                $48,550,305    $45,909,696
_________________________________________________________________________________________
=========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Money Market Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Money Market Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund"). The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally paid annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

AIM V.I. Money Market Fund

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.40%
===================================================================
Over $250 million                                             0.35%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) extraordinary items; (iv) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2007, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $41,911 for services provided by insurance companies.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM V.I. Money Market Fund

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $2,286 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. For the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2006.

NOTE 6--SHARE INFORMATION


                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                   JUNE 30, 2007(a)               DECEMBER 31, 2006
                                                              ---------------------------    ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     15,524,282    $ 15,524,282     29,676,430    $ 29,676,430
------------------------------------------------------------------------------------------------------------------------
  Series II                                                       172,224         172,224        808,564         808,564
========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                        991,511         991,511      1,928,164       1,928,164
------------------------------------------------------------------------------------------------------------------------
  Series II                                                        49,043          49,043         97,332          97,332
========================================================================================================================
Reacquired:
  Series I                                                    (13,792,247)    (13,792,247)   (32,958,863)    (32,958,863)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                      (304,204)       (304,204)    (1,644,095)     (1,644,095)
========================================================================================================================
                                                                2,640,609    $  2,640,609     (2,092,468)   $ (2,092,468)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 84% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

AIM V.I. Money Market Fund

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       SERIES I
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                          JUNE 30,           ----------------------------------------------------
                                                            2007              2006       2005       2004       2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  1.00            $  1.00    $  1.00    $  1.00    $  1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.02               0.04       0.02       0.01       0.01        0.01
=================================================================================================================================
Less dividends from net investment income                   (0.02)             (0.04)     (0.02)     (0.01)     (0.01)      (0.01)
=================================================================================================================================
Net asset value, end of period                            $  1.00            $  1.00    $  1.00    $  1.00    $  1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                              2.27%              4.27%      2.51%      0.69%      0.58%       1.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $46,292            $43,568    $44,923    $54,008    $77,505    $119,536
=================================================================================================================================
Ratio of expenses to average net assets                      0.84%(b)           0.90%      0.82%      0.75%      0.66%       0.67%
=================================================================================================================================
Ratio of net investment income to average net assets         4.54%(b)           4.20%      2.46%      0.67%      0.59%       1.18%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Ratios are annualized and based on average daily net assets of $44,035,978.

                                                                                         SERIES II
                                                          -----------------------------------------------------------------------
                                                          SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                              JUNE 30,           ------------------------------------------------
                                                                2007              2006      2005      2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 1.00            $ 1.00    $ 1.00    $  1.00    $  1.00    $ 1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.02              0.04      0.02      0.004      0.003      0.01
=================================================================================================================================
Less dividends from net investment income                       (0.02)            (0.04)    (0.02)    (0.004)    (0.003)    (0.01)
=================================================================================================================================
Net asset value, end of period                                 $ 1.00            $ 1.00    $ 1.00    $  1.00    $  1.00    $ 1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                  2.14%             4.01%     2.26%      0.44%      0.33%     0.93%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $2,258            $2,341    $3,080    $ 6,076    $ 2,382    $7,831
=================================================================================================================================
Ratio of expenses to average net assets                          1.09%(b)          1.15%     1.07%      1.00%      0.91%     0.92%
=================================================================================================================================
Ratio of net investment income to average net assets             4.29%(b)          3.95%     2.21%      0.42%      0.34%     0.93%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Ratios are annualized and based on average daily net assets of $2,305,298.

AIM V.I. Money Market Fund

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM V.I. Money Market Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information about   actual ending account balance or expenses
ongoing costs, including management fees;    actual account values and actual expenses.   you paid for the period. You may use this
distribution and/or service (12b-1) fees;    You may use the information in this table,   information to compare the ongoing costs
and other Fund expenses. This example is     together with the amount you invested, to    of investing in the Fund and other funds.
intended to help you understand your         estimate the expenses that you paid over     To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   the period. Simply divide your account       example with the 5% hypothetical examples
the Fund and to compare these costs with     value by $1,000 (for example, an $8,600      that appear in the shareholder reports of
ongoing costs of investing in other mutual   account value divided by $1,000 = 8.6),      the other funds.
funds. The example is based on an            then multiply the result by the number in
investment of $1,000 invested at the         the table under the heading entitled            Please note that the expenses shown in
beginning of the period and held for the     "Actual Expenses Paid During Period" to      the table are meant to highlight your
entire period January 1, 2007, through       estimate the expenses you paid on your       ongoing costs. Therefore, the hypothetical
June 30, 2007.                               account during this period.                  information is useful in comparing ongoing
                                                                                          costs, and will not help you determine the
   The actual and hypothetical expenses in   HYPOTHETICAL EXAMPLE FOR COMPARISON          relative total costs of owning different
the examples below do not represent the      PURPOSES                                     funds.
effect of any fees or other expenses
assessed in connection with a variable       The table below also provides information
product; if they did, the expenses shown     about hypothetical account values and
would be higher while the ending account     hypothetical expenses based on the Fund's
values shown would be lower.                 actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                             (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
  SHARE          ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
  CLASS             (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)            PERIOD(2)           RATIO

Series I           $1,000.00            $1,022.70             $4.21              $1,020.63             $4.21              0.84%
Series II           1,000.00             1,021.40              5.46               1,019.39              5.46              1.09


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. Money Market Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     Committee considers each Sub-Committee's     sory fees, expense limitations and/or fee
Variable Insurance Funds required under      recommendations and makes its own            waivers.
the Investment Company Act of 1940 to        recommendations regarding the performance,
approve annually the renewal of the AIM      fees and expenses of the AIM Funds to the    A. NATURE, EXTENT AND QUALITY OF SERVICES
V.I. Money Market Fund (the Fund)            full Board. Moreover, the Investments           PROVIDED BY AIM
investment advisory agreement with A I M     Committee considers each Sub-Committee's
Advisors, Inc. (AIM). During contract        recommendations in making its annual         The Board reviewed the advisory services
renewal meetings held on June 25-27, 2007,   recommendation to the Board whether to       provided to the Fund by AIM under the
the Board as a whole and the disinterested   approve the continuance of each AIM Fund's   Fund's advisory agreement, the performance
or "independent" Trustees, voting            investment advisory agreement and            of AIM in providing these services, and
separately, approved the continuance of      sub-advisory agreement, if applicable        the credentials and experience of the
the Fund's investment advisory agreement     (advisory agreements), for another year.     officers and employees of AIM who provide
for another year, effective July 1, 2007.                                                 these services. The Board's review of the
In doing so, the Board determined that the      The independent Trustees, as mentioned    qualifications of AIM to provide these
Fund's advisory agreement is in the best     above, are assisted in their annual          services included the Board's
interests of the Fund and its shareholders   evaluation of the advisory agreements by     consideration of AIM's portfolio and
and that the compensation to AIM under the   the independent Senior Officer. One          product review process, various back
Fund's advisory agreement is fair and        responsibility of the Senior Officer is to   office support functions provided by AIM,
reasonable.                                  manage the process by which the AIM Funds'   and AIM's equity and fixed income trading
                                             proposed management fees are negotiated      operations. The Board concluded that the
   The independent Trustees met separately   during the annual contract renewal process   nature, extent and quality of the advisory
during their evaluation of the Fund's        to ensure that they are negotiated in a      services provided to the Fund by AIM were
investment advisory agreement with           manner which is at arms' length and          appropriate and that AIM currently is
independent legal counsel from whom they     reasonable. Accordingly, the Senior          providing satisfactory advisory services
received independent legal advice, and the   Officer must either supervise a              in accordance with the terms of the Fund's
independent Trustees also received           competitive bidding process or prepare an    advisory agreement. In addition, based on
assistance during their deliberations from   independent written evaluation. The Senior   their ongoing meetings throughout the year
the independent Senior Officer, a            Officer has recommended that an              with the Fund's portfolio managers, the
full-time officer of the AIM Funds who       independent written evaluation be provided   Board concluded that these individuals are
reports directly to the independent          and, upon the direction of the Board, has    competent and able to continue to carry
Trustees. The following discussion more      prepared an independent written              out their responsibilities under the
fully describes the process employed by      evaluation.                                  Fund's advisory agreement.
the Board to evaluate the performance of
the AIM Funds (including the Fund)              During the annual contract renewal           In determining whether to continue the
throughout the year and, more                process, the Board considered the factors    Fund's advisory agreement, the Board
specifically, during the annual contract     discussed below under the heading "Factors   considered the prior relationship between
renewal meetings.                            and Conclusions and Summary of Independent   AIM and the Fund, as well as the Board's
                                             Written Fee Evaluation" in evaluating the    knowledge of AIM's operations, and
THE BOARD'S FUND EVALUATION PROCESS          fairness and reasonableness of the Fund's    concluded that it was beneficial to
                                             advisory agreement at the contract renewal   maintain the current relationship, in
The Board's Investments Committee has        meetings and at their meetings throughout    part, because of such knowledge. The Board
established three Sub-Committees which are   the year as part of their ongoing            also considered the steps that AIM and its
responsible for overseeing the management    oversight of the Fund. The Fund's advisory   affiliates have taken over the last
of a number of the series portfolios of      agreement was considered separately,         several years to improve the quality and
the AIM Funds. This Sub-Committee            although the Board also considered the       efficiency of the services they provide to
structure permits the Trustees to focus on   common interests of all of the AIM Funds     the Funds in the areas of investment
the performance of the AIM Funds that have   in their deliberations. The Board            performance, product line diversification,
been assigned to them. The Sub-Committees    comprehensively considered all of the        distribution, fund operations, shareholder
meet throughout the year to review the       information provided to them and did not     services and compliance. The Board
performance of their assigned funds, and     identify any particular factor that was      concluded that the quality and efficiency
the Sub-Committees review monthly and        controlling. Furthermore, each Trustee may   of the services AIM and its affiliates
quarterly comparative performance            have evaluated the information provided      provide to the AIM Funds in each of these
information and periodic asset flow data     differently from one another and             areas have generally improved, and support
for their assigned funds. These materials    attributed different weight to the various   the Board's approval of the continuance of
are prepared under the direction and         factors. The Trustees recognized that the    the Fund's advisory agreement.
supervision of the independent Senior        advisory arrangements and resulting
Officer. Over the course of each year, the   advisory fees for the Fund and the other     B. FUND PERFORMANCE
Sub-Committees meet with portfolio           AIM Funds are the result of years of
managers for their assigned funds and        review and negotiation between the           The Board compared the Fund's performance
other members of management and review       Trustees and AIM, that the Trustees may      during the past one, three and five
with these individuals the performance,      focus to a greater extent on certain         calendar years to the performance of funds
investment objective(s), policies,           aspects of these arrangements in some        in the Fund's Lipper peer group that are
strategies and limitations of these funds.   years than others, and that the Trustees'    not managed by AIM, and against the
                                             deliberations and conclusions in a           performance of all funds in the Lipper
   In addition to their meetings             particular year may be based in part on      Variable Annuity Underlying Funds - Money
throughout the year, the Sub-Committees      their deliberations and conclusions of       Market Index. The Board also reviewed the
meet at designated contract renewal          these same arrangements throughout the       methodology used by Lipper to identify the
meetings each year to conduct an in-depth    year and in prior years.                     Fund's peers. The Board noted that the
review of the performance, fees and                                                       Fund's performance was comparable to the
expenses of their assigned funds. During     FACTORS AND CONCLUSIONS AND SUMMARY OF       median performance of its peers for the
the contract renewal process, the Trustees   INDEPENDENT WRITTEN FEE EVALUATION           one year period, and below such
receive comparative performance and fee                                                   performance for the three and five year
data regarding all the AIM Funds prepared    The discussion below serves as a summary     periods. The Board noted that the Fund's
by an independent company, Lipper, Inc.,     of the Senior Officer's independent written  performance was comparable to the
under the direction and supervision of the   evaluation, as well as a discussion of the   performance of the Index for the one year
independent Senior Officer who also          material factors and related conclusions     period, and below such Index for the
prepares a separate analysis of this         that formed the basis for the Board's        three and five year periods. The Board
information for the Trustees. Each           approval of the Fund's advisory agreement.   also considered the steps AIM has
Sub-Committee then makes recommendations     Unless otherwise stated, information set     taken over the last several years to
to the Investments Committee regarding the   forth below is as of June 27, 2007 and       improve the quality and efficiency of the
performance, fees and expenses of their      does not reflect any changes that may have   services that AIM provides to the AIM
assigned funds. The Investments              occurred since that date, including but      Funds. The Board concluded that AIM
                                             not limited to changes to the Fund's         continues to be responsive to the Board's
                                             performance, advi-                           focus on fund performance. However, due to
                                                                                          the Fund's underperformance, the Board
                                                                                          also

                                                                                                                         (continued)

AIM V.I. Money Market Fund

concluded that it would be appropriate for   at the end of the past calendar year and     ates were providing these services in a
the Board to continue to closely monitor     the way in which the breakpoint has been     satisfactory manner and in accordance with
and review the per-formance of the Fund.     structured, the Fund has yet to benefit      the terms of their contracts, and were
Although the independent written             from the breakpoint. Based on this           qualified to continue to provide these
evaluation of the Fund's Senior Officer      information, the Board concluded that the    services to the Fund.
(discussed below) only considered Fund       Fund's advisory fees would reflect
performance through the most recent          economies of scale at higher asset levels.      The Board considered the benefits
calendar year, the Board also reviewed       The Board also noted that the Fund shares    realized by as a result of portfolio
more recent Fund performance and this        directly in economies of scale through       brokerage transactions executed through
review did not change their conclusions.     lower fees charged by third party service    "soft dollar" arrangements. Under these
                                             providers based on the combined size of      arrangements, portfolio brokerage
C. ADVISORY FEES AND FEE WAIVERS             all of the AIM Funds and affiliates.         commissions paid by the Fund and/or other
                                                                                          funds advised by AIM are used to pay for
The Board compared the Fund's                E. PROFITABILITY AND FINANCIAL RESOURCES     research and execution services. The Board
contractual advisory fee rate to the            OF AIM                                    noted that soft dollar arrangements shift
contractual advisory fee rates of funds in                                                the payment obligation for the research
the Fund's Lipper peer group that are not    The Board reviewed information from AIM      and executions services from AIM to the
managed by AIM, at a common asset level      concerning the costs of the advisory and     funds and therefore may reduce AIM's
and as of the end of the past calendar       other services that AIM and its affiliates   expenses. The Board also noted that
year. The Board noted that the Fund's        provide to the Fund and the profitability    research obtained through soft dollar
advisory fee rate was comparable to the      of AIM and its affiliates in providing       arrangements may be used by AIM in making
median advisory fee rate of its peers. The   these services. The Board also reviewed      investment decisions for the Fund and may
Board also reviewed the methodology used     information concerning the financial         therefore benefit Fund shareholders. The
by Lipper and noted that the contractual     condition of AIM and its affiliates. The     Board concluded that AIM's soft dollar
fee rates shown by Lipper include any        Board also reviewed with AIM the             arrangements were appropriate. The Board
applicable long-term contractual fee         methodology used to prepare the              also concluded that, based on their
waivers. The Board also compared the         profitability information.                   review and representations made by AIM,
Fund's contractual advisory fee rate to      The Board considered the overall             these arrangements were consistent with
the contractual advisory fee rates of        profitability of AIM, as well as the         regulatory requirements.
other clients of AIM and its affiliates      profitability of AIM in connection with
with investment strategies comparable to     managing the Fund. The Board noted that
those of the Fund, including two mutual      AIM continues to operate at a net profit,
funds advised by AIM and four Canadian       although increased expenses in recent
funds advised by an AIM affiliate and        years have reduced the profitability of
sub-advised by AIM. The Board noted that     AIM and its affiliates. The Board
the Fund's rate was: (i) the same as the     concluded that the Fund's advisory fees
rate for one of the mutual funds and above   were fair and reasonable, and that the
the rate for the other mutual fund; and      level of profits realized by AIM and its
(ii) above the sub-advisory fee rate and     affiliates from providing services to the
the advisory fee rate for one of the         Fund was not excessive in light of the
Canadian funds and above or equal to the     nature, quality and extent of the services
sub-advisory fee rates and below the         provided. The Board considered whether AIM
advisory fee rates for the other three       is financially sound and has the resources
Canadian funds.                              necessary to perform its obligations under
                                             the Fund's advisory agreement, and
   The Board noted that AIM has              concluded that AIM has the financial
contractually agreed to waive fees and/or    resources necessary to fulfill these
limit expenses of the Fund through at        obligations.
least April 30, 2009 in an amount
necessary to limit total annual operating    F. INDEPENDENT WRITTEN EVALUATION OF THE
expenses to a specified percentage of           FUND'S SENIOR OFFICER
average daily net assets for each class of
the Fund. The Board considered the           The Board noted that, upon their
contractual nature of this fee waiver and    direction, the Senior Officer of the Fund,
noted that it remains in effect until at     who is independent of AIM and AIM's
least April 30, 2009. The Board reviewed     affiliates, had prepared an independent
the Fund's effective advisory fee rate,      written evaluation to assist the Board in
after taking account of this expense         determining the reasonableness of the
limitation, and considered the effect this   proposed management fees of the AIM Funds,
expense limitation would have on the         including the Fund. The Board noted that
Fund's estimated total expenses. The Board   they had relied upon the Senior Officer's
concluded that the levels of fee             written evaluation instead of a
waivers/expense limitations for the Fund     competitive bidding process. In
were fair and reasonable.                    determining whether to continue the Fund's
                                             advisory agreement, the Board considered
   After taking account of the Fund's        the Senior Officer's written evaluation.
contractual advisory fee rate, as well as
the comparative advisory fee information     G. COLLATERAL BENEFITS TO AIM AND ITS
and the expense limitation discussed            AFFILIATES
above, the Board concluded that the Fund's
advisory fees were fair and reasonable.      The Board considered various other
                                             benefits received by AIM and its
D. ECONOMIES OF SCALE AND BREAKPOINTS        affiliates resulting from AIM's
                                             relationship with the Fund, including the
The Board considered the extent to which     fees received by AIM and its affiliates
there are economies of scale in AIM's        for their provision of administrative,
provision of advisory services to the        transfer agency and distribution services
Fund. The Board also considered whether      to the Fund. The Board considered the
the Fund benefits from such economies of     performance of AIM and its affiliates in
scale through contractual breakpoints in     providing these services and the
the Fund's advisory fee schedule or          organizational structure employed by AIM
through advisory fee waivers or expense      and its affiliates to provide these
limitations. The Board noted that the        services. The Board also considered that
Fund's contractual advisory fee schedule     these services are provided to the Fund
includes one breakpoint but that, due to     pursuant to written contracts which are
the Fund's asset level                       reviewed and approved on an annual basis
                                             by the Board. The Board concluded that AIM
                                             and its affili-

                         AIM V.I. Small Cap Equity Fund
               Semiannual Report to Shareholders o June 30, 2007

DOMESTIC EQUITY

Small Cap

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


  [AIM INVESTMENTS LOGO]             Unless otherwise noted, all data in this
-- REGISTERED TRADEMARK --           report are from A I M Management Group Inc.

                                     THIS REPORT MUST BE ACCOMPANIED OR PRECEDED
                                     BY A CURRENTLY EFFECTIVE FUND PROSPECTUS
                                     AND VARIABLE PRODUCT PROSPECTUS, WHICH
                                     CONTAIN MORE COMPLETE INFORMATION,
                                     INCLUDING SALES CHARGES AND EXPENSES.
                                     INVESTORS SHOULD READ EACH CAREFULLY BEFORE
                                     INVESTING.

                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. Small Cap Equity Fund

Fund performance                                                                             Per NASD requirements, the most recent
=======================================================================================   month-end performance data at the Fund
PERFORMANCE SUMMARY                                                                       level, excluding variable product charges,
                                                                                          is available on this AIM automated
FUND VS. INDEXES                                                                          information line, 866-702-4402. As
                                                                                          mentioned above, for the most recent
Cumulative total returns, 12/31/06-6/30/07, excluding variable product issuer charges.    month-end performance including variable
If variable product issuer charges were included, returns would be lower.                 product charges, please contact your
                                                                                          variable product issuer or financial
Series I Shares                                                                   8.95%   advisor.
Series II Shares                                                                  8.74
S&P 500 Index(1) (Broad Market Index)                                             6.96       Had the advisor not waived fees and/or
Russell 2000 Index(1) (Style-Specific Index)                                      6.45    reimbursed expenses in the past,
Lipper VUF Small-Cap Core Funds Index(1) (Peer Group Index)                       7.82    performance would have been lower.
Lipper Small-Cap Core Funds Index(1) (Former Peer Group Index)                    9.54
                                                                                          (1)  Total annual operating expenses less
Source: (1) Lipper Inc.                                                                        contractual advisory fees by the
                                                                                               advisor in effect through at least
The unmanaged S&P 500 -- REGISTERED TRADEMARK -- Index is an index of common stocks            April 30, 2009. See current
frequently used as a general measure of U.S. stock market performance.                         prospectus for more information.

   The unmanaged Russell 2000 -- REGISTERED TRADEMARK -- Index represents the performance of the stocks of small-capitalization companies. The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell
-- REGISTERED TRADEMARK -- is a trademark of the Frank Russell Company.

   The Fund has elected to use the Lipper Variable Underlying Funds (VUF) Small-Cap
Core Funds Index as its peer group instead of the Lipper Small-Cap Core Funds Index. In
2006, Lipper began publishing VUF indexes, allowing the Fund to be compared with the
Lipper VUF Small-Cap Core Funds Index. The unmanaged Lipper VUF Small-Cap Core Funds
Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Small-Cap Core Funds category. Lipper Inc. is an independent mutual fund performance monitor.

   The unmanaged Lipper Small-Cap Core Funds Index represents an average of the performance of the largest small-capitalization core equity funds tracked by Lipper
Inc. an independent mutual fund performance monitor.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================   expense ratio set forth in the most recent
FUND PERFORMANCE                             Fund prospectus as of the date of this
As of 6/30/07                                report for Series I and Series II shares
SERIES I SHARES                              was 1.16% and 1.41%, respectively.1 The
Inception (8/29/03)                 15.23%   total annual Fund operating expense ratio
 1 Year                             16.45    set forth in the most recent Fund
                                             prospectus as of the date of this report
SERIES II SHARES                             for Series I and Series II shares was
Inception (8/29/03)                 14.99%   1.29% and 1.54%, respectively. The expense
 1 Year                             16.11    ratios presented above may vary from the
==========================================   expense ratios presented in other sections
                                             of this report that are based on expenses
The performance of the Fund's Series I and   incurred during the period covered by this
Series II share classes will differ          report.
primarily due to different class expenses.
                                                AIM V.I. Small Cap Equity Fund, a series
   The performance data quoted represent     portfolio of AIM Variable Insurance Funds,
past performance and cannot guarantee        is currently offered through insurance
comparable future results; current           companies issuing variable products. You
performance may be lower or higher. Please   cannot purchase shares of the Fund
contact your variable product issuer or      directly. Performance figures given
financial advisor for the most recent        represent the Fund and are not intended to
month-end variable product performance.      reflect actual variable product values.
Performance figures reflect Fund expenses,   They do not reflect sales charges,
reinvested distributions and changes in      expenses and fees assessed in connection
net asset value. Investment return and       with a variable product. Sales charges,
principal value will fluctuate so that you   expenses and fees, which are determined by
may have a gain or loss when you sell        the variable product issuers, will vary
shares.                                      and will lower the total return.

   The net annual Fund operating

AIM V.I. Small Cap Equity Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2007


----------------------------------------------------------
Information Technology                             19.1%
----------------------------------------------------------
Industrials                                        18.0
----------------------------------------------------------
Financials                                         13.0
----------------------------------------------------------
Consumer Discretionary                             12.8
----------------------------------------------------------
Health Care                                        12.2
----------------------------------------------------------
Materials                                           7.3
----------------------------------------------------------
Energy                                              5.7
----------------------------------------------------------
Consumer Staples                                    4.4
----------------------------------------------------------
Telecommunication Services                          3.3
----------------------------------------------------------
Utilities                                           1.4
----------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                       2.8
__________________________________________________________
==========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)


                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.19%

AEROSPACE & DEFENSE-1.25%

Aeroviroment, Inc.(a)                             18,099   $    373,020
-----------------------------------------------------------------------
Curtiss-Wright Corp.                              27,029      1,259,822
=======================================================================
                                                              1,632,842
=======================================================================

AIRLINES-0.87%

Allegiant Travel Co.(a)                           37,220      1,144,143
=======================================================================

APPAREL RETAIL-3.04%

Cache, Inc.(a)                                    54,905        728,589
-----------------------------------------------------------------------
Charming Shoppes, Inc.(a)                        100,576      1,089,238
-----------------------------------------------------------------------
Gymboree Corp. (The)(a)                           21,180        834,704
-----------------------------------------------------------------------
Wet Seal, Inc. (The)-Class A(a)                  219,543      1,319,454
=======================================================================
                                                              3,971,985
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.58%

Fossil, Inc.(a)                                   25,767        759,869
=======================================================================

APPLICATION SOFTWARE-2.47%

Blackbaud, Inc.                                   35,707        788,410
-----------------------------------------------------------------------
Epicor Software Corp.(a)                          69,472      1,033,049
-----------------------------------------------------------------------
Transaction Systems Architects, Inc.(a)           41,838      1,408,267
=======================================================================
                                                              3,229,726
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.17%

Affiliated Managers Group, Inc.(a)                11,935      1,536,751
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


BIOTECHNOLOGY-0.45%

InterMune, Inc.(a)                                22,923   $    594,623
=======================================================================

BUILDING PRODUCTS-2.25%

Goodman Global, Inc.(a)                           72,134      1,602,817
-----------------------------------------------------------------------
NCI Building Systems, Inc.(a)                     27,284      1,345,920
=======================================================================
                                                              2,948,737
=======================================================================

COMMUNICATIONS EQUIPMENT-2.18%

Comtech Telecommunications Corp.(a)               31,632      1,468,357
-----------------------------------------------------------------------
OpNext, Inc.(a)                                   71,091        941,245
-----------------------------------------------------------------------
Starent Networks Corp.(a)                         30,154        443,264
=======================================================================
                                                              2,852,866
=======================================================================

COMPUTER STORAGE & PERIPHERALS-1.03%

Emulex Corp.(a)                                   61,539      1,344,012
=======================================================================

CONSTRUCTION & ENGINEERING-0.92%

Infrasource Services Inc.(a)                      32,487      1,205,268
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.86%

Euronet Worldwide, Inc.(a)                        35,395      1,032,118
-----------------------------------------------------------------------
Wright Express Corp.(a)                           40,934      1,402,808
=======================================================================
                                                              2,434,926
=======================================================================

DIVERSIFIED CHEMICALS-1.13%

FMC Corp.                                         16,532      1,477,795
=======================================================================

DIVERSIFIED METALS & MINING-1.13%

Compass Minerals International, Inc.              42,644      1,478,041
=======================================================================

AIM V.I. Small Cap Equity Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------

EDUCATION SERVICES-0.53%

Capella Education Co.(a)                           9,217   $    424,259
-----------------------------------------------------------------------
Universal Technical Institute Inc.(a)             10,475        265,960
=======================================================================
                                                                690,219
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.00%

Genlyte Group Inc. (The)(a)                       16,651      1,307,770
=======================================================================

ELECTRONIC MANUFACTURING SERVICES-2.94%

Benchmark Electronics, Inc.(a)                    59,847      1,353,739
-----------------------------------------------------------------------
Methode Electronics, Inc.                         82,548      1,291,876
-----------------------------------------------------------------------
Park Electrochemical Corp.                        42,513      1,198,017
=======================================================================
                                                              3,843,632
=======================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.82%

Waste Connections, Inc.(a)                        35,656      1,078,237
=======================================================================

FOOD RETAIL-0.97%

Ruddick Corp.                                     42,250      1,272,570
=======================================================================

GAS UTILITIES-1.01%

Energen Corp.                                     23,956      1,316,143
=======================================================================

HEALTH CARE DISTRIBUTORS-0.93%

Owens & Minor, Inc.                               34,670      1,211,370
=======================================================================

HEALTH CARE EQUIPMENT-1.86%

ev3 Inc.(a)                                       52,752        890,454
-----------------------------------------------------------------------
STERIS Corp.                                      50,306      1,539,363
=======================================================================
                                                              2,429,817
=======================================================================

HEALTH CARE FACILITIES-1.52%

LCA-Vision Inc.                                   21,723      1,026,629
-----------------------------------------------------------------------
Skilled Healthcare Group Inc.-Class A(a)          62,101        963,186
=======================================================================
                                                              1,989,815
=======================================================================

HEALTH CARE SERVICES-0.85%

Cross Country Healthcare, Inc.(a)                 67,049      1,118,377
=======================================================================

HEALTH CARE SUPPLIES-2.62%

DJO Inc.(a)                                       27,090      1,118,004
-----------------------------------------------------------------------
Haemonetics Corp.(a)                              27,972      1,471,607
-----------------------------------------------------------------------
Medical Action Industries Inc.(a)                 46,617        841,903
=======================================================================
                                                              3,431,514
=======================================================================

HEALTH CARE TECHNOLOGY-0.39%

Omnicell, Inc.(a)                                 24,524        509,609
=======================================================================

HOTELS, RESORTS & CRUISE LINES-1.01%

Red Lion Hotels Corp.(a)                         102,400      1,315,840
=======================================================================

HOUSEHOLD APPLIANCES-1.10%

Snap-on Inc.                                      28,442      1,436,605
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


HOUSEHOLD PRODUCTS-0.54%

Central Garden & Pet Co.(a)                       25,263   $    309,724
-----------------------------------------------------------------------
Central Garden & Pet Co.-Class A(a)               34,254        401,800
=======================================================================
                                                                711,524
=======================================================================

HOUSEWARES & SPECIALTIES-1.15%

Tupperware Brands Corp.                           52,428      1,506,781
=======================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-1.69%

Heidrick & Struggles International, Inc.(a)       15,752        807,133
-----------------------------------------------------------------------
Kforce Inc.(a)                                    88,234      1,409,979
=======================================================================
                                                              2,217,112
=======================================================================

INDUSTRIAL MACHINERY-4.84%

Chart Industries, Inc.(a)                         66,971      1,904,655
-----------------------------------------------------------------------
Kadant Inc.(a)                                    48,242      1,505,151
-----------------------------------------------------------------------
RBC Bearings Inc.(a)                              34,935      1,441,069
-----------------------------------------------------------------------
Valmont Industries, Inc.                          20,295      1,476,664
=======================================================================
                                                              6,327,539
=======================================================================

INSURANCE BROKERS-0.87%

Hilb Rogal and Hobbs Co.                          26,658      1,142,562
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.30%

Alaska Communications Systems Group Inc.          63,201      1,001,104
-----------------------------------------------------------------------
Cincinnati Bell Inc.(a)                          185,089      1,069,814
-----------------------------------------------------------------------
NTELOS Holdings Corp.                             81,198      2,244,313
=======================================================================
                                                              4,315,231
=======================================================================

INTERNET SOFTWARE & SERVICES-2.70%

Ariba, Inc.(a)                                   138,056      1,368,135
-----------------------------------------------------------------------
CyberSource Corp.(a)                              98,552      1,188,537
-----------------------------------------------------------------------
DealerTrack Holdings Inc.(a)                      26,662        982,228
=======================================================================
                                                              3,538,900
=======================================================================

INVESTMENT BANKING & BROKERAGE-0.81%

CMET Finance Holdings, Inc. (Acquired
  12/08/03; Cost $20,000)(a)(b)(c)                   200          3,404
-----------------------------------------------------------------------
Thomas Weisel Partners Group, Inc.(a)             63,299      1,053,928
=======================================================================
                                                              1,057,332
=======================================================================

IT CONSULTING & OTHER SERVICES-0.17%

EnerNOC, Inc.(a)                                   5,915        225,539
=======================================================================

LEISURE PRODUCTS-0.72%

Smith & Wesson Holding Corp.(a)                   55,937        936,945
=======================================================================

LIFE SCIENCES TOOLS & SERVICES-1.77%

Bio-Rad Laboratories, Inc.-Class A(a)             17,809      1,345,826
-----------------------------------------------------------------------
Dionex Corp.(a)                                   13,592        964,896
=======================================================================
                                                              2,310,722
=======================================================================

AIM V.I. Small Cap Equity Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------

MANAGED HEALTH CARE-0.89%

Healthspring, Inc.(a)                             61,100   $  1,164,566
=======================================================================

METAL & GLASS CONTAINERS-1.91%

AptarGroup, Inc.                                  41,338      1,469,979
-----------------------------------------------------------------------
Bway Holding Co.(a)                               69,319      1,025,921
=======================================================================
                                                              2,495,900
=======================================================================

MOVIES & ENTERTAINMENT-0.90%

World Wrestling Entertainment, Inc.               73,528      1,175,713
=======================================================================

MULTI-UTILITIES-0.40%

Avista Corp.                                      24,492        527,803
=======================================================================

OFFICE REIT'S-0.82%

Alexandria Real Estate Equities, Inc.             11,115      1,076,154
=======================================================================

OFFICE SERVICES & SUPPLIES-0.30%

PeopleSupport Inc.(a)                             34,992        397,159
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.41%

NATCO Group Inc.-Class A(a)                       35,733      1,645,147
-----------------------------------------------------------------------
Oceaneering International, Inc.(a)                28,710      1,511,295
=======================================================================
                                                              3,156,442
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.10%

Comstock Resources, Inc.(a)                       45,931      1,376,552
-----------------------------------------------------------------------
Penn Virginia Corp.                               34,092      1,370,498
=======================================================================
                                                              2,747,050
=======================================================================

OIL & GAS REFINING & MARKETING-1.20%

Alon USA Energy, Inc.                             35,731      1,572,521
=======================================================================

PACKAGED FOODS & MEATS-2.91%

Flowers Foods, Inc.                               42,745      1,425,973
-----------------------------------------------------------------------
J & J Snack Foods Corp.                           31,874      1,202,925
-----------------------------------------------------------------------
TreeHouse Foods, Inc.(a)                          44,207      1,176,348
=======================================================================
                                                              3,805,246
=======================================================================

PHARMACEUTICALS-1.96%

Axcan Pharma Inc. (Canada)(a)                     73,214      1,415,226
-----------------------------------------------------------------------
Sciele Pharma, Inc.(a)                             3,766         88,727
-----------------------------------------------------------------------
ViroPharma Inc.(a)                                76,971      1,062,200
=======================================================================
                                                              2,566,153
=======================================================================

PROPERTY & CASUALTY INSURANCE-2.79%

Assured Guaranty Ltd.                             48,130      1,422,723
-----------------------------------------------------------------------
FPIC Insurance Group, Inc.(a)                     29,983      1,222,407
-----------------------------------------------------------------------
Philadelphia Consolidated Holding Corp.(a)        24,113      1,007,923
=======================================================================
                                                              3,653,053
=======================================================================

PUBLISHING-0.92%

GateHouse Media, Inc.                             64,665      1,199,536
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT-0.92%

Jones Lang LaSalle Inc.                           10,597   $  1,202,760
=======================================================================

REGIONAL BANKS-4.34%

Alabama National BanCorp.                         15,291        945,596
-----------------------------------------------------------------------
Columbia Banking System, Inc.                     25,610        749,093
-----------------------------------------------------------------------
First Financial Bankshares, Inc.                  16,381        635,747
-----------------------------------------------------------------------
Provident Bankshares Corp.                        26,808        878,766
-----------------------------------------------------------------------
Sterling Bancshares, Inc.                         79,919        903,884
-----------------------------------------------------------------------
Sterling Financial Corp.                          27,210        787,457
-----------------------------------------------------------------------
United Community Banks, Inc.                      29,996        776,596
=======================================================================
                                                              5,677,139
=======================================================================

RESTAURANTS-1.83%

IHOP Corp.                                        22,297      1,213,626
-----------------------------------------------------------------------
Papa John's International, Inc.(a)                41,091      1,181,777
=======================================================================
                                                              2,395,403
=======================================================================

SEMICONDUCTOR EQUIPMENT-1.55%

ATMI, Inc.(a)                                     42,937      1,288,110
-----------------------------------------------------------------------
Nextest Systems Corp.(a)                          53,825        735,788
=======================================================================
                                                              2,023,898
=======================================================================

SEMICONDUCTORS-3.32%

DSP Group, Inc.(a)                                64,434      1,318,964
-----------------------------------------------------------------------
Power Integrations, Inc.(a)                       43,861      1,149,158
-----------------------------------------------------------------------
Semtech Corp.(a)                                  69,644      1,206,931
-----------------------------------------------------------------------
Supertex, Inc.(a)                                 21,169        663,436
=======================================================================
                                                              4,338,489
=======================================================================

SPECIALIZED REIT'S-1.29%

LaSalle Hotel Properties                          25,434      1,104,344
-----------------------------------------------------------------------
Universal Health Realty Income Trust              17,418        580,020
=======================================================================
                                                              1,684,364
=======================================================================

SPECIALTY CHEMICALS-1.84%

A. Schulman, Inc.                                 39,959        972,202
-----------------------------------------------------------------------
H.B. Fuller Co.                                   48,064      1,436,633
=======================================================================
                                                              2,408,835
=======================================================================

STEEL-1.24%

Carpenter Technology Corp.                        12,408      1,616,886
=======================================================================

TECHNOLOGY DISTRIBUTORS-0.84%

Agilysys, Inc.                                    48,668      1,095,030
=======================================================================

TRADING COMPANIES & DISTRIBUTORS-2.36%

UAP Holding Corp.                                 55,125      1,661,468
-----------------------------------------------------------------------
Williams Scotsman International Inc.(a)           60,215      1,433,719
=======================================================================
                                                              3,095,187
=======================================================================

AIM V.I. Small Cap Equity Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------

TRUCKING-1.71%

Landstar System, Inc.                             20,467   $    987,533
-----------------------------------------------------------------------
Marten Transport, Ltd.(a)                         69,767      1,256,503
=======================================================================
                                                              2,244,036
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $109,693,235)                         127,172,612
=======================================================================


                                                SHARES        VALUE
-----------------------------------------------------------------------


MONEY MARKET FUNDS-2.81%

Liquid Assets Portfolio-Institutional
  Class(d)                                     1,836,780   $  1,836,780
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)       1,836,781      1,836,781
=======================================================================
    Total Money Market Funds (Cost
      $3,673,561)                                             3,673,561
=======================================================================
TOTAL INVESTMENTS-100.00% (Cost $113,366,796)               130,846,173
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.00%)                              (432)
=======================================================================
NET ASSETS-100.00%                                         $130,845,741
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at June 30, 2007 represented 0.00% of the Fund's Net Assets. Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at June 30, 2007 represented 0.00% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Small Cap Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)


Investments, at value (Cost $109,693,235)        $127,172,612
-------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $3,673,561)                                 3,673,561
=============================================================
    Total investments (Cost $113,366,796)         130,846,173
=============================================================
Foreign currencies, at value (Cost $47)                    51
-------------------------------------------------------------
Receivables for:
  Investments sold                                  1,290,623
-------------------------------------------------------------
  Fund shares sold                                    122,480
-------------------------------------------------------------
  Dividends                                           127,054
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 21,947
-------------------------------------------------------------
Other assets                                            3,314
=============================================================
    Total assets                                  132,411,642
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             1,384,028
-------------------------------------------------------------
  Fund shares reacquired                               21,722
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              25,180
-------------------------------------------------------------
Accrued administrative services fees                   74,816
-------------------------------------------------------------
Accrued distribution fees -- Series II                    498
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              3,722
-------------------------------------------------------------
Accrued transfer agent fees                             1,328
-------------------------------------------------------------
Accrued operating expenses                             54,607
=============================================================
    Total liabilities                               1,565,901
=============================================================
Net assets applicable to shares outstanding      $130,845,741
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $108,018,943
-------------------------------------------------------------
Undistributed net investment income (loss)           (222,303)
-------------------------------------------------------------
Undistributed net realized gain                     5,569,719
-------------------------------------------------------------
Unrealized appreciation                            17,479,382
=============================================================
                                                 $130,845,741
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $130,829,936
_____________________________________________________________
=============================================================
Series II                                        $     15,805
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                            7,906,997
_____________________________________________________________
=============================================================
Series II                                               962.4
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      16.55
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      16.42
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends                                         $  415,087
------------------------------------------------------------
Dividends from affiliated money market funds          93,756
============================================================
    Total investment income                          508,843
============================================================

EXPENSES:

Advisory fees                                        438,115
------------------------------------------------------------
Administrative services fees                         159,106
------------------------------------------------------------
Custodian fees                                        11,630
------------------------------------------------------------
Distribution fees -- Series II                         1,036
------------------------------------------------------------
Transfer agent fees                                    3,801
------------------------------------------------------------
Trustees' and officer's fees and benefits              8,551
------------------------------------------------------------
Other                                                 34,918
============================================================
    Total expenses                                   657,157
============================================================
Less: Fees waived and expense offset arrangement     (37,200)
============================================================
    Net expenses                                     619,957
============================================================
Net investment income (loss)                        (111,114)
============================================================

REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from investment securities
  (includes gains from securities sold to
  affiliates of $2,102,439)                        4,921,347
------------------------------------------------------------
Change in net unrealized appreciation of:
  Investment securities                            4,489,612
------------------------------------------------------------
  Foreign currencies                                       2
============================================================
                                                   4,489,614
============================================================
Net realized and unrealized gain                   9,410,961
============================================================
Net increase in net assets resulting from
  operations                                      $9,299,847
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Small Cap Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                  JUNE 30,       DECEMBER 31,
                                                    2007             2006
------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                  $   (111,114)     $   (40,026)
------------------------------------------------------------------------------
  Net realized gain                                4,921,347        4,835,605
------------------------------------------------------------------------------
  Change in net unrealized appreciation            4,489,614        4,648,572
==============================================================================
    Net increase in net assets resulting from
     operations                                    9,299,847        9,444,151
==============================================================================
Distributions to shareholders from net
  realized gains:
  Series I                                                --       (3,592,564)
------------------------------------------------------------------------------
  Series II                                               --          (33,971)
------------------------------------------------------------------------------
    Decrease in net assets resulting from
     distributions                                        --       (3,626,535)
==============================================================================
Share transactions-net:
  Series I                                        28,363,954       44,759,517
------------------------------------------------------------------------------
  Series II                                         (915,229)          89,165
==============================================================================
    Net increase in net assets resulting from
     share transactions                           27,448,725       44,848,682
==============================================================================
    Net increase in net assets                    36,748,572       50,666,298
==============================================================================

NET ASSETS:

  Beginning of period                             94,097,169       43,430,871
==============================================================================
  End of period (including undistributed net
    investment income (loss) of $(222,303) and
    $(111,189), respectively)                   $130,845,741      $94,097,169
______________________________________________________________________________
==============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Small Cap Equity Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Small Cap Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund"). The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

AIM V.I. Small Cap Equity Fund


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM V.I. Small Cap Equity Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of 0.75% of the Fund's average daily net assets.

    Effective July 1, 2007, the Trustees approved a reduced contractual advisory fee schedule for the Fund. Prior to July 1, 2007 AIM had contractually waived advisory fees to the same reduced advisory fee schedule. Under the terms of the investment advisory agreement, the Fund will pay an advisory fee to AIM based on the following annual rates of the Fund's average daily net assets:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.745%
--------------------------------------------------------------------
Next $250 million                                             0.73%
--------------------------------------------------------------------
Next $500 million                                             0.715%
--------------------------------------------------------------------
Next $1.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.685%
--------------------------------------------------------------------
Next $2.5 billion                                             0.67%
--------------------------------------------------------------------
Next $2.5 billion                                             0.655%
--------------------------------------------------------------------
Over $10 billion                                              0.64%
 ___________________________________________________________________
====================================================================


AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.15% and Series II shares to 1.40% of average daily net assets, through at least April 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, effective July 1, 2007, AIM has contractually agreed through at least April 30, 2009 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $35,747.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2007, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $134,311 for services provided by insurance companies.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM V.I. Small Cap Equity Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               12/31/06          AT COST          FROM SALES         06/30/07        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $1,516,665       $18,055,760       $(17,735,645)      $1,836,780       $46,757
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            1,516,665        18,055,760        (17,735,644)       1,836,781        46,999
=================================================================================================
  Total
    Investments
    in
    Affiliates    $3,033,330       $36,111,520       $(35,471,289)      $3,673,561       $93,756
_________________________________________________________________________________________________
=================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2007, the Fund engaged in securities sales of $15,062,163, which resulted in net realized gains of $2,102,439, and securities purchases of $65,859.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $1,453.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $2,380 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

AIM V.I. Small Cap Equity Fund

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2006.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $53,449,455 and $28,269,044, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $20,257,677
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,814,793)
===============================================================================
Net unrealized appreciation of investment securities               $17,442,884
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $113,403,289.

NOTE 10--SHARE INFORMATION


                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2007(a)             DECEMBER 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     1,576,584    $ 24,885,439     4,127,247    $ 61,970,339
----------------------------------------------------------------------------------------------------------------------
  Series II                                                        1,274          22,185         3,739          55,902
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --       233,132       3,592,564
----------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --         2,218          33,971
======================================================================================================================
Issued in connection with acquisitions:(b)
  Series I                                                     1,275,124      20,411,826            --              --
----------------------------------------------------------------------------------------------------------------------
  Series II                                                       12,068         191,836            --              --
======================================================================================================================
Reacquired:
  Series I                                                    (1,081,705)    (16,933,311)   (1,398,963)    (20,803,386)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                      (68,919)     (1,129,250)          (49)           (708)
======================================================================================================================
                                                               1,714,426    $ 27,448,725     2,967,324    $ 44,848,682
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 81% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) As of the open of business on May 1, 2007, the Fund acquired all the net assets of AIM V.I. Small Cap Growth Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on December 13, 2006 and by the shareholders of AIM V.I. Small Cap Growth Fund on March 19, 2007. The acquisition was accomplished by a tax-free exchange of 1,287,192 shares of the Fund for 1,239,952 shares outstanding of AIM V.I. Small Cap Growth Fund as of the close of business on April 30, 2007. Each class of shares of AIM V.I. Small Cap Growth Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM V.I. Small Cap Growth Fund to the net asset value of the Fund on the close of business, April 30, 2007. AIM V.I. Small Cap Growth Fund's net assets as of the close of business on April 30, 2007 of $20,603,661 including $2,935,720 of unrealized appreciation, were combined with the net assets of the Fund immediately before the acquisition of $103,924,887. The combined aggregate net assets of the Fund immediately following the reorganization were $124,528,548.

AIM V.I. Small Cap Equity Fund

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       SERIES I
                                                      ---------------------------------------------------------------------------
                                                                                                                 AUGUST 29, 2003
                                                      SIX MONTHS                                                 (DATE OPERATIONS
                                                        ENDED                YEAR ENDED DECEMBER 31,              COMMENCED) TO
                                                       JUNE 30,        -----------------------------------         DECEMBER 31,
                                                         2007           2006          2005          2004               2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  15.19        $ 13.46       $ 12.45       $ 11.38           $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.02)(a)      (0.01)(a)     (0.06)(a)     (0.06)(a)         (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                            1.38           2.37          1.07          1.13              1.41
=================================================================================================================================
    Total from investment operations                       1.36           2.36          1.01          1.07              1.40
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       --             --            --         (0.00)            (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      --          (0.63)           --            --             (0.01)
=================================================================================================================================
    Total distributions                                      --          (0.63)           --         (0.00)            (0.02)
=================================================================================================================================
Net asset value, end of period                         $  16.55        $ 15.19       $ 13.46       $ 12.45           $ 11.38
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                            8.95%         17.44%         8.11%         9.41%            13.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $130,830        $93,243       $42,752       $25,964           $ 2,231
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.14%(c)       1.15%         1.22%         1.30%             1.32%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        1.21%(c)       1.33%         1.57%         2.01%            12.86%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.21)%(c)     (0.06)%       (0.44)%       (0.56)%           (0.44)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                   27%            52%           70%          156%               26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $108,244,414.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending June 30, 2007, the portfolio turnover calculation excludes the value of securities purchased of $17,709,035 and sold of $19,249,154 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM V.I. Small Cap Growth Fund into the Fund.

AIM V.I. Small Cap Equity Fund

                                                                                        SERIES II
                                                         ------------------------------------------------------------------------
                                                                                                                 AUGUST 29, 2003
                                                         SIX MONTHS                                              (DATE OPERATIONS
                                                           ENDED              YEAR ENDED DECEMBER 31,             COMMENCED) TO
                                                          JUNE 30,        --------------------------------         DECEMBER 31,
                                                            2007           2006         2005         2004              2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $15.10         $13.41       $12.43       $11.38            $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.04)(a)      (0.04)(a)    (0.08)(a)    (0.08)(a)         (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                              1.36           2.36         1.06         1.13              1.41
=================================================================================================================================
    Total from investment operations                         1.32           2.32         0.98         1.05              1.39
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         --             --           --        (0.00)            (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --          (0.63)          --           --             (0.01)
=================================================================================================================================
    Total distributions                                        --          (0.63)          --        (0.00)            (0.01)
=================================================================================================================================
Net asset value, end of period                             $16.42         $15.10       $13.41       $12.43            $11.38
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              8.74%         17.20%        7.88%        9.23%            13.88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $   16         $  854       $  679       $  622            $  569
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             1.39%(c)       1.40%        1.42%        1.45%             1.47%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.46%(c)       1.58%        1.82%        2.26%            13.11%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (0.46)%(c)     (0.31)%      (0.64)%      (0.71)%           (0.59)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                     27%            52%          70%         156%               26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $835,633.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending June 30, 2007, the portfolio turnover calculation excludes the value of securities purchased of $17,709,035 and sold of $19,249,154 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM V.I. Small Cap Growth into the Fund.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of

AIM V.I. Small Cap Equity Fund
shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM V.I. Small Cap Equity Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information about   actual ending account balance or expenses
ongoing costs, including management fees;    actual account values and actual expenses.   you paid for the period. You may use this
distribution and/or service (12b-1) fees;    You may use the information in this table,   information to compare the ongoing costs
and other Fund expenses. This example is     together with the amount you invested, to    of investing in the Fund and other funds.
intended to help you understand your         estimate the expenses that you paid over     To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   the period. Simply divide your account       example with the 5% hypothetical examples
the Fund and to compare these costs with     value by $1,000 (for example, an $8,600      that appear in the shareholder reports of
ongoing costs of investing in other mutual   account value divided by $1,000 = 8.6),      the other funds.
funds. The example is based on an            then multiply the result by the number in
investment of $1,000 invested at the         the table under the heading entitled            Please note that the expenses shown in
beginning of the period and held for the     "Actual Expenses Paid During Period" to      the table are meant to highlight your
entire period January 1, 2007, through       estimate the expenses you paid on your       ongoing costs. Therefore, the hypothetical
June 30, 2007.                               account during this period.                  information is useful in comparing ongoing
                                                                                          costs, and will not help you determine the
   The actual and hypothetical expenses in   HYPOTHETICAL EXAMPLE FOR COMPARISON          relative total costs of owning different
the examples below do not represent the      PURPOSES                                     funds.
effect of any fees or other expenses
assessed in connection with a variable       The table below also provides information
product; if they did, the expenses shown     about hypothetical account values and
would be higher while the ending account     hypothetical expenses based on the Fund's
values shown would be lower.                 actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.
====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS             (1/1/07)            (6/30/07)(1)         PERIOD(2)           (6/30/07)            PERIOD(2)           RATIO

Series I           $1,000.00            $1,089.50             $5.91              $1,019.14             $5.71              1.14%
Series II           1,000.00             1,087.40              7.19               1,017.90              6.95              1.39

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. Small Cap Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     mendations and makes its own                 A. NATURE, EXTENT AND QUALITY OF SERVICES
Variable Insurance Funds is required under   recommendations regarding the performance,      PROVIDED BY AIM
the Investment Company Act of 1940 to        fees and expenses of the AIM Funds to the
approve annually the renewal of the AIM      full Board. Moreover, the Investments        The Board reviewed the advisory services
V.I. Small Cap Equity Fund (the Fund)        Committee considers each Sub-Committee's     provided to the Fund by AIM under the
investment advisory agreement with A I M     recommendations in making its annual         Fund's advisory agreement, the performance
Advisors, Inc. (AIM). During contract        recommendation to the Board whether to       of AIM in providing these services, and
renewal meetings held on June 25-27, 2007,   approve the continuance of each AIM Fund's   the credentials and experience of the
the Board as a whole and the disinterested   investment advisory agreement and            officers and employees of AIM who provide
or "independent" Trustees, voting            sub-advisory agreement, if applicable        these services. The Board's review of the
separately, approved the continuance of      (advisory agreements), for another year.     qualifications of AIM to provide these
the Fund's investment advisory agreement                                                  services included the Board's
for another year, effective July 1, 2007.       The independent Trustees, as mentioned    consideration of AIM's portfolio and
In doing so, the Board determined that the   above, are assisted in their annual          product review process, various back
Fund's advisory agreement is in the best     evaluation of the advisory agreements by     office support functions provided by AIM,
interests of the Fund and its shareholders   the independent Senior Officer. One          and AIM's equity and fixed income trading
and that the compensation to AIM under the   responsibility of the Senior Officer is to   operations. The Board concluded that the
Fund's advisory agreement is fair and        manage the process by which the AIM Funds'   nature, extent and quality of the advisory
reasonable.                                  proposed management fees are negotiated      services provided to the Fund by AIM were
                                             during the annual contract renewal process   appropriate and that AIM currently is
   The independent Trustees met separately   to ensure that they are negotiated in a      providing satisfactory advisory services
during their evaluation of the Fund's        manner which is at arms' length and          in accordance with the terms of the Fund's
investment advisory agreement with           reasonable. Accordingly, the Senior          advisory agreement. In addition, based on
independent legal counsel from whom they     Officer must either supervise a              their ongoing meetings throughout the year
received independent legal advice, and the   competitive bidding process or prepare an    with the Fund's portfolio managers, the
independent Trustees also received           independent written evaluation. The Senior   Board concluded that these individuals are
assistance during their deliberations from   Officer has recommended that an              competent and able to continue to carry
the independent Senior Officer, a            independent written evaluation be provided   out their responsibilities under the
full-time officer of the AIM Funds who       and, upon the direction of the Board, has    Fund's advisory agreement.
reports directly to the independent          prepared an independent written
Trustees. The following discussion more      evaluation.                                     In determining whether to continue the
fully describes the process employed by                                                   Fund's advisory agreement, the Board
the Board to evaluate the performance of        During the annual contract renewal        considered the prior relationship between
the AIM Funds (including the Fund)           process, the Board considered the factors    AIM and the Fund, as well as the Board's
throughout the year and, more                discussed below under the heading "Factors   knowledge of AIM's operations, and
specifically, during the annual contract     and Conclusions and Summary of Independent   concluded that it was beneficial to
renewal meetings.                            Written Fee Evaluation" in evaluating the    maintain the current relationship, in
                                             fairness and reasonableness of the Fund's    part, because of such knowledge. The Board
THE BOARD'S FUND EVALUATION PROCESS          advisory agreement at the contract renewal   also considered the steps that AIM and its
                                             meetings and at their meetings throughout    affiliates have taken over the last
The Board's Investments Committee has        the year as part of their ongoing            several years to improve the quality and
established three Sub-Committees which are   oversight of the Fund. The Fund's advisory   efficiency of the services they provide to
responsible for overseeing the management    agreement was considered separately,         the Funds in the areas of investment
of a number of the series portfolios of      although the Board also considered the       performance, product line diversification,
the AIM Funds. This Sub-Committee            common interests of all of the AIM Funds     distribution, fund operations, shareholder
structure permits the Trustees to focus on   in their deliberations. The Board            services and compliance. The Board
the performance of the AIM Funds that have   comprehensively considered all of the        concluded that the quality and efficiency
been assigned to them. The Sub-Committees    information provided to them and did not     of the services AIM and its affiliates
meet throughout the year to review the       identify any particular factor that was      provide to the AIM Funds in each of these
performance of their assigned funds, and     controlling. Furthermore, each Trustee may   areas have generally improved, and support
the Sub-Committees review monthly and        have evaluated the information provided      the Board's approval of the continuance of
quarterly comparative performance            differently from one another and             the Fund's advisory agreement.
information and periodic asset flow data     attributed different weight to the various
for their assigned funds. These materials    factors. The Trustees recognized that the    B. FUND PERFORMANCE
are prepared under the direction and         advisory arrangements and resulting
supervision of the independent Senior        advisory fees for the Fund and the other     The Board compared the Fund's performance
Officer. Over the course of each year, the   AIM Funds are the result of years of         during the past one and three calendar
Sub-Committees meet with portfolio           review and negotiation between the           years to the performance of funds in the
managers for their assigned funds and        Trustees and AIM, that the Trustees may      Fund's Lipper peer group that are not
other members of management and review       focus to a greater extent on certain         managed by AIM, and against the
with these individuals the performance,      aspects of these arrangements in some        performance of all funds in the Lipper
investment objective(s), policies,           years than others, and that the Trustees'    Variable Annuity Underlying Funds -
strategies and limitations of these funds.   deliberations and conclusions in a           Small-Cap Core Index. The Board also
                                             particular year may be based in part on      reviewed the methodology used by Lipper to
   In addition to their meetings             their deliberations and conclusions of       identify the Fund's peers. The Board noted
throughout the year, the Sub-Committees      these same arrangements throughout the       that the Fund's performance was comparable
meet at designated contract renewal          year and in prior years.                     to the median performance of its peers for
meetings each year to conduct an in-depth                                                 the one year period, and below such
review of the performance, fees and          FACTORS AND CONCLUSIONS AND SUMMARY OF       performance for the three year period. The
expenses of their assigned funds. During     INDEPENDENT WRITTEN FEE EVALUATION           Board noted that the Fund's performance
the contract renewal process, the Trustees                                                was above the performance of the Index for
receive comparative performance and fee      The discussion below serves as a summary     the one year period, and comparable to
data regarding all the AIM Funds prepared    of the Senior Officer's independent          such Index for the three year period. The
by an independent company, Lipper, Inc.,     written evaluation, as well as a             Board noted that AIM made changes to the
under the direction and supervision of the   discussion of the material factors and       Fund's portfolio management team in 2004,
independent Senior Officer who also          related conclusions that formed the basis    which appear to be producing encouraging
prepares a separate analysis of this         for the Board's approval of the Fund's       results but need more time to be evaluated
information for the Trustees. Each           advisory agreement. Unless otherwise         before a conclusion can be reached that
Sub-Committee then makes recommendations     stated, information set forth below is as    the changes have adequately addressed the
to the Investments Committee regarding the   of June 27, 2007 and does not reflect any    Fund's underperformance. The Board also
performance, fees and expenses of their      changes that may have occurred since that    considered the steps AIM has taken over
assigned funds. The Investments Committee    date, including but not limited to changes   the last several years to improve the
considers each Sub-Committee's               to the Fund's performance, advisory fees,    quality and
recom-                                       expense limitations and/or fee waivers.

                                                                                                                         (continued)

AIM V.I. Small Cap Equity Fund

efficiency of the services that AIM             After taking account of the Fund's        the Fund's advisory agreement, the Board
provides to the AIM Funds. The Board         contractual advisory fee rate, as well as    considered the Senior Officer's written
concluded that AIM continues to be           the comparative advisory fee information     evaluation.
responsive to the Board's focus on fund      and the expense limitation discussed
performance. Although the independent        above, the Board concluded that the Fund's   G. COLLATERAL BENEFITS TO AIM AND ITS
written evaluation of the Fund's Senior      advisory fees were fair and reasonable.         AFFILIATES
Officer (discussed below) only considered
Fund performance through the most recent     D. ECONOMIES OF SCALE AND BREAKPOINTS        The Board considered various other
calendar year, the Board also reviewed                                                    benefits received by AIM and its
more recent Fund performance and this        The Board considered the extent to which     affiliates resulting from AIM's
review did not change their conclusions.     there are economies of scale in AIM's        relationship with the Fund, including the
                                             provision of advisory services to the        fees received by AIM and its affiliates
C. ADVISORY FEES AND FEE WAIVERS             Fund. The Board also considered whether      for their provision of administrative,
                                             the Fund benefits from such economies of     transfer agency and distribution services
The Board compared the Fund's contractual    scale through contractual breakpoints in     to the Fund. The Board considered the
advisory fee rate to the contractual         the Fund's advisory fee schedule or          performance of AIM and its affiliates in
advisory fee rates of funds in the Fund's    through advisory fee waivers or expense      providing these services and the
Lipper peer group that are not managed by    limitations. The Board noted that the        organizational structure employed by AIM
AIM, at a common asset level and as of the   Fund's contractual advisory fee schedule     and its affiliates to provide these
end of the past calendar year. The Board     currently does not include any breakpoints   services. The Board also considered that
noted that the Fund's advisory fee rate      but that the amendment to the Fund's         these services are provided to the Fund
was comparable to the median advisory fee    contractual advisory fee schedule            pursuant to written contracts which are
rate of its peers. The Board also reviewed   discussed above provides for seven           reviewed and approved on an annual basis
the methodology used by Lipper and noted     breakpoints. Based on this information,      by the Board. The Board concluded that AIM
that the contractual fee rates shown by      the Board concluded that the Fund's          and its affiliates were providing these
Lipper include any applicable long-term      advisory fees will appropriately reflect     services in a satisfactory manner and in
contractual fee waivers. The Board also      economies of scale upon the Board's          accordance with the terms of their
compared the Fund's contractual advisory     approval of the amendment to the Fund's      contracts, and were qualified to continue
fee rate to the contractual advisory fee     contractual advisory fee schedule. The       to provide these services to the Fund.
rates of other clients of AIM and its        Board also noted that the Fund shares
affiliates with investment strategies        directly in economies of scale through          The Board considered the benefits
comparable to those of the Fund, including   lower fees charged by third party service    realized by AIM as a result of portfolio
two mutual funds advised by AIM and one      providers based on the combined size of      brokerage transactions executed through
mutual fund sub-advised by an AIM            all of the AIM Funds and affiliates.         "soft dollar" arrangements. Under these
affiliate. The Board noted that the Fund's                                                arrangements, portfolio brokerage
rate was: (i) below the rates for the two    E. PROFITABILITY AND FINANCIAL RESOURCES     commissions paid by the Fund and/or other
mutual funds; and (ii) above the                OF AIM                                    funds advised by AIM are used to pay for
sub-advisory fee rate for the sub-advised                                                 research and execution services. The Board
mutual fund.                                 The Board reviewed information from AIM      noted that soft dollar arrangements shift
                                             concerning the costs of the advisory and     the payment obligation for the research
   The Board noted that AIM has              other services that AIM and its affiliates   and executions services from AIM to the
contractually agreed to waive fees and/or    provide to the Fund and the profitability    funds and therefore may reduce AIM's
limit expenses of the Fund through at        of AIM and its affiliates in providing       expenses. The Board also noted that
least April 30, 2009 in an amount            these services. The Board also reviewed      research obtained through soft dollar
necessary to limit total annual operating    information concerning the financial         arrangements may be used by AIM in making
expenses to a specified percentage of        condition of AIM and its affiliates. The     investment decisions for the Fund and may
average daily net assets for each class of   Board also reviewed with AIM the             therefore benefit Fund shareholders. The
the Fund. The Board considered the           methodology used to prepare the              Board concluded that AIM's soft dollar
contractual nature of this fee waiver and    profitability information. The Board         arrangements were appropriate. The Board
noted that it remains in effect until at     considered the overall profitability of      also concluded that, based on their review
least April 30, 2009. The Board reviewed     AIM, as well as the profitability of AIM     and representations made by AIM, these
the Fund's effective advisory fee rate,      in connection with managing the Fund. The    arrangements were consistent with
after taking account of this expense         Board noted that AIM continues to operate    regulatory requirements.
limitation, and considered the effect this   at a net profit, although increased
expense limitation would have on the         expenses in recent years have reduced the       The Board considered the fact that the
Fund's estimated total expenses. The Board   profitability of AIM and its affiliates.     Fund's uninvested cash and cash collateral
concluded that the levels of fee             The Board concluded that the Fund's          from any securities lending arrangements
waivers/expense limitations for the Fund     advisory fees were fair and reasonable,      may be invested in money market funds
were fair and reasonable.                    and that the level of profits realized by    advised by AIM pursuant to procedures
                                             AIM and its affiliates from providing        approved by the Board. The Board noted
   The Board noted that AIM has not          services to the Fund was not excessive in    that AIM will receive advisory fees from
proposed any advisory fee waivers for the    light of the nature, quality and extent of   these affiliated money market funds
Fund. However, the Board also noted that     the services provided. The Board             attributable to such investments, although
AIM has recommended that the Board approve   considered whether AIM is financially        AIM has contractually agreed to waive the
an amendment to the Fund's contractual       sound and has the resources necessary to     advisory fees payable by the Fund with
advisory fee schedule that would implement   perform its obligations under the Fund's     respect to its investment of uninvested
the contractual advisory fee waiver that     advisory agreement, and concluded that AIM   cash in these affiliated money market
had been formerly committed to by AIM,       has the financial resources necessary to     funds through at least April 30, 2009. The
which waiver provided for lower effective    fulfill these obligations.                   Board considered the contractual nature of
fee rates at all asset levels than the                                                    this fee waiver and noted that it remains
Fund's current contractual advisory fee      F. INDEPENDENT WRITTEN EVALUATION OF THE     in effect until at least April 30, 2009.
schedule. The Board noted that AIM's            FUND'S SENIOR OFFICER                     The Board concluded that the Fund's
recommendation was made in response to the                                                investment of uninvested cash and cash
recommendation of the independent Senior     The Board noted that, upon their             collateral from any securities lending
Officer that AIM consider whether the        direction, the Senior Officer of the Fund,   arrangements in the affiliated money
advisory fee waivers for certain equity      who is independent of AIM and AIM's          market funds is in the best interests of
AIM Funds, including the Fund, should be     affiliates, had prepared an independent      the Fund and its shareholders.
simplified. The Board concluded that it      written evaluation to assist the Board in
would be appropriate to approve the          determining the reasonableness of the
proposed amendment to the Fund's             proposed management fees of the AIM Funds,
contractual advisory fee schedule and that   including the Fund. The Board noted that
it was not necessary at this time to         they had relied upon the Senior Officer's
discuss with AIM whether to implement any    written evaluation instead of a
fee waivers for the Fund.                    competitive bidding process. In
                                             determining whether to continue

                            AIM V.I. Technology Fund
                Semiannual Report to Shareholders o June 30, 2007

SECTOR EQUITY

Sectors

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


  [AIM INVESTMENTS LOGO]             Unless otherwise noted, all data in this
-- REGISTERED TRADEMARK --           report are from A I M Management Group Inc.

                                     THIS REPORT MUST BE ACCOMPANIED OR PRECEDED
                                     BY A CURRENTLY EFFECTIVE FUND PROSPECTUS
                                     AND VARIABLE PRODUCT PROSPECTUS, WHICH
                                     CONTAIN MORE COMPLETE INFORMATION,
                                     INCLUDING SALES CHARGES AND EXPENSES.
                                     INVESTORS SHOULD READ EACH CAREFULLY BEFORE
                                     INVESTING.

                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. Technology Fund

Fund performance                                                                          intended to reflect actual variable
=======================================================================================   product values. They do not reflect sales
PERFORMANCE SUMMARY                                                                       charges, expenses and fees assessed in
                                                                                          connection with a variable product. Sales
FUND VS. INDEXES                                                                          charges, expenses and fees, which are
                                                                                          determined by the variable product
Cumulative total returns, 12/31/06-6/30/07, excluding variable product issuer charges.    issuers, will vary and will lower the
If variable product issuer charges were included, returns would be lower.                 total return.

Series I Shares                                                                   6.78%      Per NASD requirements, the most recent
Series II Shares                                                                  6.69    month-end performance data at the Fund
S&P 500 Index(1) (Broad Market Index)                                             6.96    level, excluding variable product charges,
S&P Goldman Sachs Technology Index(2) (Style-Specific Index)                      8.93    is available on the AIM automated
Lipper VUF Science & Technology Funds Category Average(1) (Peer Group Index)     10.97    information line, 866-702-4402. As
Lipper Science & Technology Funds Index(1) (Former Peer Group Index)             10.34    mentioned above, for the most recent
                                                                                          month-end performance including variable
Sources: (1) Lipper Inc.; (2) A I M Management Group Inc., IDC Via Factset                product charges, please contact your
         Research Systems Inc.                                                            variable product issuer or financial
                                                                                          advisor.
The unmanaged S&P 500 --REGISTERED TRADEMARK-- Index is an index of common stocks frequently used as a general measure of U.S. stock market performance.

   The S&P Goldman Sachs Technology Index (price-only) is a modified capitalization-weighted index composed of companies involved in the technology industry. The index is rebalanced semiannually.

   The Fund has elected to use the Lipper Variable Underlying Funds (VUF) Science &
Technology Funds Category Average as its peer group instead of the Lipper Science &
Technology Funds Index. In 2006, Lipper began publishing VUF indexes, allowing the Fund to be compared with the Lipper VUF Science & Technology Funds Category Average. The
unmanaged Lipper VUF Science & Technology Funds Category Average represents the average of all the variable insurance underlying science and technology funds tracked by Lipper
Inc. Lipper Inc. is an independent mutual fund performance monitor.

   The unmanaged Lipper Science and Technology Funds Index represents an average of the performance of the largest science and technology funds tracked by Lipper Inc.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================      The performance data quoted represent
FUND PERFORMANCE                             past performance and cannot guarantee
As of 6/30/07                                comparable future results; current
SERIES I SHARES                              performance may be lower or higher. Please
Inception (5/20/97)                  4.16%   contact your variable product issuer or
10 Years                             4.21    financial advisor for the most recent
 5 Years                             8.15    month-end variable product performance.
 1 Year                             18.34    Performance figures reflect Fund expenses,
                                             reinvested distributions and changes in
SERIES II SHARES                             net asset value. Investment return and
10 Years                             3.94%   principal value will fluctuate so that you
 5 Years                             7.86    may have a gain or loss when you sell
 1 Year                             18.15    shares.
==========================================
                                                The total annual Fund operating expense
Series II shares' inception date is April    ratio set forth in the most recent Fund
30, 2004. Returns since that date are        prospectus as of the date of this report
historical. All other returns are the        for Series I and Series II shares was
blended returns of the historical            1.12% and 1.37%, respectively. The expense
performance of Series II shares since        ratios presented above may vary from the
their inception and the restated             expense ratios presented in other sections
historical performance of Series I shares    of this report that are based on expenses
(for periods prior to inception of Series    incurred during the period covered by this
II shares) adjusted to reflect the Rule      report.
12b-1 fees applicable to Series II shares.
The inception date of Series I shares is        AIM V.I. Technology Fund, a series
May 20, 1997.                                portfolio of AIM Variable Insurance Funds,
                                             is currently offered through insurance
   The performance of the Fund's Series I    companies issuing variable products. You
and Series II share classes will differ      cannot purchase shares of the Fund
primarily due to different class expenses.   directly. Performance figures given
                                             represent the Fund and are not

AIM V.I. Technology Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2007


----------------------------------------------------------
Information Technology                             88.2%
----------------------------------------------------------
Telecommunication Services                          5.6
----------------------------------------------------------
Industrials                                         2.3
----------------------------------------------------------
Financials                                          1.0
----------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                       2.9
__________________________________________________________
==========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)


                                                SHARES        VALUE
-----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-79.95%

APPLICATION SOFTWARE-8.44%

Adobe Systems Inc.(a)                            128,299   $  5,151,205
-----------------------------------------------------------------------
Amdocs Ltd.(a)                                   113,618      4,524,269
-----------------------------------------------------------------------
Autodesk, Inc.(a)                                 51,156      2,408,424
-----------------------------------------------------------------------
Intuit Inc.(a)                                    62,743      1,887,309
=======================================================================
                                                             13,971,207
=======================================================================

COMMUNICATIONS EQUIPMENT-8.28%

Cisco Systems, Inc.(a)                           183,689      5,115,739
-----------------------------------------------------------------------
CommScope, Inc.(a)                                30,501      1,779,733
-----------------------------------------------------------------------
F5 Networks, Inc.(a)                              46,809      3,772,806
-----------------------------------------------------------------------
Harris Corp.                                      34,584      1,886,557
-----------------------------------------------------------------------
OpNext, Inc.(a)                                   86,672      1,147,537
=======================================================================
                                                             13,702,372
=======================================================================

COMPUTER HARDWARE-7.58%

Apple, Inc.(a)                                    53,607      6,542,198
-----------------------------------------------------------------------
Hewlett-Packard Co.                               93,690      4,180,448
-----------------------------------------------------------------------
NCR Corp.(a)                                      34,555      1,815,520
=======================================================================
                                                             12,538,166
=======================================================================

COMPUTER STORAGE & PERIPHERALS-5.46%

EMC Corp.(a)                                     256,080      4,635,048
-----------------------------------------------------------------------
Network Appliance, Inc.(a)                        91,269      2,665,055
-----------------------------------------------------------------------
Seagate Technology                                79,550      1,731,803
=======================================================================
                                                              9,031,906
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.53%

VeriFone Holdings, Inc.(a)                       118,687      4,183,717
=======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-2.22%

Amphenol Corp.-Class A                            59,070      2,105,846
-----------------------------------------------------------------------
Itron, Inc.(a)                                    20,132      1,569,088
=======================================================================
                                                              3,674,934
=======================================================================

HOME ENTERTAINMENT SOFTWARE-1.59%

Activision, Inc.(a)                              141,163      2,635,513
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES-8.52%

Digital River, Inc.(a)                            77,460   $  3,505,065
-----------------------------------------------------------------------
eBay Inc.(a)                                      75,295      2,422,993
-----------------------------------------------------------------------
Google Inc. -Class A(a)                            9,104      4,764,852
-----------------------------------------------------------------------
ValueClick, Inc.(a)                               64,179      1,890,713
-----------------------------------------------------------------------
Yahoo! Inc.(a)                                    55,669      1,510,300
=======================================================================
                                                             14,093,923
=======================================================================

IT CONSULTING & OTHER SERVICES-5.01%

Accenture Ltd. -Class A                          138,298      5,931,601
-----------------------------------------------------------------------
Cognizant Technology Solutions Corp.-Class
  A(a)                                            31,510      2,366,086
=======================================================================
                                                              8,297,687
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.98%

BlueStream Ventures L.P.(a)(b)(c)(d)           3,172,500      1,618,134
=======================================================================

SEMICONDUCTOR EQUIPMENT-3.27%

FormFactor Inc.(a)                                35,958      1,377,191
-----------------------------------------------------------------------
KLA-Tencor Corp.                                  43,149      2,371,038
-----------------------------------------------------------------------
MEMC Electronic Materials, Inc.(a)                27,345      1,671,326
=======================================================================
                                                              5,419,555
=======================================================================

SEMICONDUCTORS-17.01%

Broadcom Corp. -Class A(a)                       104,436      3,054,753
-----------------------------------------------------------------------
Integrated Device Technology, Inc.(a)            213,848      3,265,459
-----------------------------------------------------------------------
Intersil Corp. -Class A                          135,151      4,251,850
-----------------------------------------------------------------------
Marvell Technology Group Ltd.(a)                 146,898      2,675,013
-----------------------------------------------------------------------
National Semiconductor Corp.                     135,726      3,836,974
-----------------------------------------------------------------------
Netlogic Microsystems Inc.(a)(e)                  45,974      1,463,812
-----------------------------------------------------------------------
ON Semiconductor Corp.(a)                        218,228      2,339,404
-----------------------------------------------------------------------
Texas Instruments Inc.                           111,817      4,207,674
-----------------------------------------------------------------------
Xilinx, Inc.                                     114,226      3,057,830
=======================================================================
                                                             28,152,769
=======================================================================

SYSTEMS SOFTWARE-6.04%

McAfee Inc.(a)                                    61,571      2,167,299
-----------------------------------------------------------------------
Microsoft Corp.                                  120,660      3,555,850
-----------------------------------------------------------------------

AIM V.I. Technology Fund


                                                SHARES        VALUE
-----------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

Oracle Corp.(a)                                  132,120   $  2,604,085
-----------------------------------------------------------------------
Sybase, Inc.(a)                                   69,539      1,661,287
=======================================================================
                                                              9,988,521
=======================================================================

TECHNOLOGY DISTRIBUTORS-1.07%

Avnet, Inc.(a)                                    44,704      1,772,067
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.95%

American Tower Corp.-Class A(a)                   76,640      3,218,880
=======================================================================
    Total Domestic Common Stocks (Cost
      $113,785,765)                                         132,299,351
=======================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-17.13%

CANADA-2.33%

Research In Motion Ltd. (Communications
  Equipment)(a)                                   19,287      3,857,207
=======================================================================

FINLAND-1.74%

Nokia Oyj-ADR (Communications Equipment)         102,216      2,873,292
=======================================================================

HONG KONG-1.67%

China Mobile Ltd. (Wireless Telecommunication
  Services)                                       51,121      2,755,422
=======================================================================

JAPAN-1.41%

Nintendo Co., Ltd. (Home Entertainment
  Software)(f)                                     6,400      2,336,941
=======================================================================

MEXICO-1.94%

America Movil S.A.B. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)           51,805      3,208,284
=======================================================================

SWEDEN-1.16%

Telefonaktiebolaget LM Ericsson-ADR
  (Communications Equipment)                      48,206      1,922,937
=======================================================================

SWITZERLAND-2.65%

STMicroelectronics N.V.-New York Shares
  (Semiconductors)                               228,762      4,389,943
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


TAIWAN-4.23%

Hon Hai Precision Industry Co., Ltd.
  (Electronic Manufacturing Services)            306,041   $  2,647,446
-----------------------------------------------------------------------
Siliconware Precision Industries Co.-ADR
  (Semiconductors)                               178,769      1,966,459
-----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.,
  Ltd.-ADR (Semiconductors)                      213,785      2,379,431
=======================================================================
                                                              6,993,336
=======================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $21,351,319)                    28,337,362
=======================================================================

PUT OPTIONS PURCHASED-0.00%

CANADA-0.00%

Research In Motion Ltd. (Communications
  Equipment) (Cost $89,854)(a)                    19,200          3,360
=======================================================================

MONEY MARKET FUNDS-2.85%

Liquid Assets Portfolio-Institutional
  Class(g)                                     2,357,986      2,357,986
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)       2,357,986      2,357,986
=======================================================================
    Total Money Market Funds (Cost
      $4,715,972)                                             4,715,972
=======================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.93% (Cost
  $139,942,910)                                             165,356,045
=======================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-0.46%

Premier Portfolio-Institutional Class(g)(h)      753,875        753,875
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities on
      loan) (Cost $753,875)                                     753,875
=======================================================================
TOTAL INVESTMENTS-100.39% (Cost $140,696,785)               166,109,920
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.39)%                          (637,219)
=======================================================================
NET ASSETS-100.00%                                         $165,472,701
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) The Fund has a remaining commitment of $202,500 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.
(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at June 30, 2007 represented 0.98% of the Fund's Net Assets. See Note 1A.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at June 30, 2007 represented 0.98% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% in illiquid securities at time of purchase.
(e) All or a portion of this security was out on loan at June 30, 2007.
(f) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at June 30, 2007 represented 1.41% of the Fund's Net Assets. See Note 1A.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Technology Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

Investments, at value (Cost $135,226,938)*     $  160,640,073
-------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $5,469,847)                                 5,469,847
-------------------------------------------------------------
Total investments (Cost $140,696,785)             166,109,920
-------------------------------------------------------------
Foreign currencies, at value (Cost $35,160)            35,680
-------------------------------------------------------------
Receivables for:
  Investments sold                                    209,322
-------------------------------------------------------------
  Fund shares sold                                     69,544
-------------------------------------------------------------
  Dividends                                           112,820
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 43,884
-------------------------------------------------------------
Other assets                                            1,734
=============================================================
    Total assets                                  166,582,904
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                              154,029
-------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                   54,805
-------------------------------------------------------------
  Collateral upon return of securities loaned         753,875
-------------------------------------------------------------
Accrued administrative services fees                  109,638
-------------------------------------------------------------
Accrued distribution fees -- Series II                     91
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              3,810
-------------------------------------------------------------
Accrued transfer agent fees                             3,796
-------------------------------------------------------------
Accrued operating expenses                             30,159
=============================================================
    Total liabilities                               1,110,203
=============================================================
Net assets applicable to shares outstanding    $  165,472,701
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $  619,650,049
-------------------------------------------------------------
Undistributed net investment income (loss)           (380,546)
-------------------------------------------------------------
Undistributed net realized gain (loss)           (479,209,173)
-------------------------------------------------------------
Unrealized appreciation                            25,412,371
=============================================================
                                               $  165,472,701
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                       $  165,323,695
_____________________________________________________________
=============================================================
Series II                                      $      149,006
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                           11,042,382
_____________________________________________________________
=============================================================
Series II                                              10,043
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        14.97
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                    $        14.84
_____________________________________________________________
=============================================================

* At June 30, 2007, securities with an aggregate value of $768,108 were on loan to brokers.
STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of
  $60,052)                                       $   456,555
------------------------------------------------------------
Dividends from affiliated money market funds
  (includes securities lending income of
  $15,518)                                           138,342
============================================================
    Total investment income                          594,897
============================================================

EXPENSES:

Advisory fees                                        629,889
------------------------------------------------------------
Administrative services fees                         232,206
------------------------------------------------------------
Custodian fees                                        10,124
------------------------------------------------------------
Distribution fees -- Series II                           177
------------------------------------------------------------
Transfer agent fees                                   11,557
------------------------------------------------------------
Trustees' and officer's fees and benefits              9,762
------------------------------------------------------------
Other                                                 26,926
============================================================
    Total expenses                                   920,641
============================================================
Less: Fees waived and expense offset
  arrangement                                         (4,993)
============================================================
    Net expenses                                     915,648
============================================================
Net investment income (loss)                        (320,751)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities (includes net gains
    from securities sold to affiliates of
    $58,581)                                      10,895,217
------------------------------------------------------------
  Foreign currencies                                  15,032
------------------------------------------------------------
  Option contracts written                            32,351
============================================================
                                                  10,942,600
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                              210,856
------------------------------------------------------------
  Foreign currencies                                  (6,898)
============================================================
                                                     203,958
============================================================
Net realized and unrealized gain                  11,146,558
============================================================
Net increase in net assets resulting from
  operations                                     $10,825,807
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Technology Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                  JUNE 30,       DECEMBER 31,
                                                    2007             2006
------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                  $   (320,751)    $   (984,658)
------------------------------------------------------------------------------
  Net realized gain                               10,942,600       21,884,080
------------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation)                                   203,958       (3,764,080)
==============================================================================
    Net increase in net assets resulting from
     operations                                   10,825,807       17,135,342
==============================================================================
Share transactions-net:
  Series I                                       (18,813,786)     (34,499,934)
------------------------------------------------------------------------------
  Series II                                            6,057          (22,638)
==============================================================================
    Net increase (decrease) in net assets
     resulting from share transactions           (18,807,729)     (34,522,572)
==============================================================================
    Net increase (decrease) in net assets         (7,981,922)     (17,387,230)
==============================================================================

NET ASSETS:

  Beginning of period                            173,454,623      190,841,853
==============================================================================
  End of period (including undistributed net
    investment income (loss) of $(380,546) and
    $(59,795), respectively)                    $165,472,701     $173,454,623
______________________________________________________________________________
==============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Technology Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Technology Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund"). The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is capital growth.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

AIM V.I. Technology Fund


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.   RISKS INVOLVED IN INVESTING IN THE FUND -- Single
     Sector/Non-Diversified -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. Technology Fund

L. COVERED CALL OPTIONS WRITTEN -- The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

M. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of 0.75% of the Fund's average daily net assets.

    Effective July 1, 2007, the Trustees approved a reduced contractual advisory fee schedule for the Fund. Prior to July 1, 2007 AIM had contractually waived fees to the same reduced advisory fee schedule. Under the terms of the investment advisory agreement, the Fund will pay an advisory fee to AIM based on the following annual rates of the Fund's average daily net assets:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, effective July 1, 2007, AIM has contractually agreed through at least April 30, 2009 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $732.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

AIM V.I. Technology Fund


    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2007, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $207,411 for services provided by insurance companies.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               12/31/06          AT COST          FROM SALES         06/30/07        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $1,538,853       $19,080,458       $(18,261,325)      $2,357,986      $ 61,567
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            1,538,853        19,080,458        (18,261,325)       2,357,986        61,257
=================================================================================================
  Subtotal        $3,077,706       $38,160,916       $(36,522,650)      $4,715,972      $122,824
=================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               12/31/06          AT COST          FROM SALES         06/30/07       INCOME*
------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class           $5,333,168       $58,150,008       $(62,729,301)      $  753,875      $ 15,518
================================================================================================
  Total
    Investments
    in
    Affiliates    $8,410,874       $96,310,924       $(99,251,951)      $5,469,847      $138,342
________________________________________________________________________________________________
================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2007, the Fund engaged in securities sales of $1,351,803, which resulted in net realized gains of $58,581, and securities purchases of $85,577.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $4,261.

AIM V.I. Technology Fund

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $2,535 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2007, securities with an aggregate value of $768,108 were on loan to brokers. The loans were secured by cash collateral of $753,875 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended June 30, 2007, the Fund received dividends on cash collateral investments of $15,518 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--OPTION CONTRACTS WRITTEN

                               CALL OPTION CONTRACTS
-----------------------------------------------------------------------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                              233       $ 32,351
-----------------------------------------------------------------------------------
Expired                                                         (233)       (32,351)
===================================================================================
End of period                                                     --       $     --
___________________________________________________________________________________
===================================================================================

AIM V.I. Technology Fund

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end. Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. The Fund had a capital loss carryforward as of December 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2007                                               $ 47,350,013
-----------------------------------------------------------------------------
December 31, 2008                                                256,455,919
-----------------------------------------------------------------------------
December 31, 2009                                                153,547,080
-----------------------------------------------------------------------------
December 31, 2010                                                 33,793,499
=============================================================================
Total capital loss carryforward                                 $491,146,511
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of April 30, 2004, the date of the reorganization of AIM V.I. New Technology Fund and INVESCO
  VIF-Telecommunications Fund into the Fund, are realized on securities held in each fund as such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $67,107,263 and $88,333,983, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $29,023,519
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,472,172)
===============================================================================
Net unrealized appreciation of investment securities               $26,551,347
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $139,558,573.

NOTE 12--SHARE INFORMATION


                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2007(a)             DECEMBER 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                       890,692    $ 12,654,984     1,867,275    $ 24,826,913
----------------------------------------------------------------------------------------------------------------------
  Series II                                                          726           9,983           870          10,943
======================================================================================================================
Reacquired:
  Series I                                                    (2,210,169)    (31,468,770)   (4,533,608)    (59,326,847)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                         (280)         (3,926)       (2,551)        (33,581)
======================================================================================================================
                                                              (1,319,031)   $(18,807,729)   (2,668,014)   $(34,522,572)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 68% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM V.I. Technology Fund


NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   SERIES I
                                                    ----------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                       YEAR ENDED DECEMBER 31,
                                                     JUNE 30,     --------------------------------------------------------
                                                       2007         2006        2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  14.02     $  12.69    $  12.42    $  11.87    $   8.17    $  15.37
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.03)       (0.08)      (0.07)      (0.04)(a)    (0.08)     (0.00)(b)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      0.98         1.41        0.34        0.59        3.78       (7.20)
==========================================================================================================================
    Total from investment operations                     0.95         1.33        0.27        0.55        3.70       (7.20)
==========================================================================================================================
Net asset value, end of period                       $  14.97     $  14.02    $  12.69    $  12.42    $  11.87    $   8.17
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                          6.78%       10.48%       2.17%       4.63%      45.29%     (46.84)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $165,324     $173,321    $190,700    $200,556    $171,546    $105,508
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                  1.10%(d)     1.12%       1.12%       1.15%       1.10%       1.11%
==========================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                            (0.38)%(d)    (0.54)%    (0.60)%     (0.39)%(a)    (0.85)%    (0.96)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                                 41%         116%        114%        137%         89%         92%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.09) and (0.82)%, respectively.
(b) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.12) for the year ended December 31, 2002, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $169,219,563.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                      SERIES II
                                                              ---------------------------------------------------------
                                                                                                         APRIL 30, 2004
                                                                 SIX MONTHS             YEAR ENDED        (DATE SALES
                                                                   ENDED               DECEMBER 31,      COMMENCED) TO
                                                                  JUNE 30,           ----------------     DECEMBER 31,
                                                                    2007              2006      2005          2004
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $13.91            $12.62    $12.39        $11.09
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.04)            (0.12)    (0.11)        (0.05)(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.97              1.41      0.34          1.35
=======================================================================================================================
    Total from investment operations                                 0.93              1.29      0.23          1.30
=======================================================================================================================
Net asset value, end of period                                     $14.84            $13.91    $12.62        $12.39
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                      6.69%            10.22%     1.86%        11.72%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $  149            $  134    $  142        $  166
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets                              1.35%(c)          1.37%     1.37%         1.40%(d)
=======================================================================================================================
Ratio of net investment income (loss) to average net assets         (0.63)%(c)        (0.79)%   (0.85)%       (0.64)%(a)(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(e)                                             41%              116%      114%          137%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.10) and (1.07)%, respectively.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $142,838.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM V.I. Technology Fund


NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM V.I. Technology Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information about   actual ending account balance or expenses
ongoing costs, including management fees;    actual account values and actual expenses.   you paid for the period. You may use this
distribution and/or service (12b-1) fees;    You may use the information in this table,   information to compare the ongoing costs
and other Fund expenses. This example is     together with the amount you invested, to    of investing in the Fund and other funds.
intended to help you understand your         estimate the expenses that you paid over     To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   the period. Simply divide your account       example with the 5% hypothetical examples
the Fund and to compare these costs with     value by $1,000 (for example, an $8,600      that appear in the shareholder reports of
ongoing costs of investing in other mutual   account value divided by $1,000 = 8.6),      the other funds.
funds. The example is based on an            then multiply the result by the number in
investment of $1,000 invested at the         the table under the heading entitled            Please note that the expenses shown in
beginning of the period and held for the     "Actual Expenses Paid During Period" to      the table are meant to highlight your
entire period January 1, 2007, through       estimate the expenses you paid on your       ongoing costs. Therefore, the hypothetical
June 30, 2007.                               account during this period.                  information is useful in comparing ongoing
                                                                                          costs, and will not help you determine the
   The actual and hypothetical expenses in   HYPOTHETICAL EXAMPLE FOR COMPARISON          relative total costs of owning different
the examples below do not represent the      PURPOSES                                     funds.
effect of any fees or other expenses
assessed in connection with a variable       The table below also provides information
product; if they did, the expenses shown     about hypothetical account values and
would be higher while the ending account     hypothetical expenses based on the Fund's
values shown would be lower.                 actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

Series I           $1,000.00            $1,067.80             $5.64              $1,019.34             $5.51              1.10%
Series II           1,000.00             1,066.90              6.92               1,018.10              6.76              1.35

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. Technology Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     mendations and makes its own                 A. NATURE, EXTENT AND QUALITY OF SERVICES
Variable Insurance Funds is required under   recommendations regarding the performance,      PROVIDED BY AIM
the Investment Company Act of 1940 to        fees and expenses of the AIM Funds to the
approve annually the renewal of the AIM      full Board. Moreover, the Investments        The Board reviewed the advisory services
V.I. Technology Fund (the Fund) investment   Committee considers each Sub-Committee's     provided to the Fund by AIM under the
advisory agreement with A I M Advisors,      recommendations in making its annual         Fund's advisory agreement, the performance
Inc. (AIM). During contract renewal          recommendation to the Board whether to       of AIM in providing these services, and
meetings held on June 25-27, 2007, the       approve the continuance of each AIM Fund's   the credentials and experience of the
Board as a whole and the disinterested or    investment advisory agreement and            officers and employees of AIM who provide
"independent" Trustees, voting separately,   sub-advisory agreement, if applicable        these services. The Board's review of the
approved the continuance of the Fund's       (advisory agreements), for another year.     qualifications of AIM to provide these
investment advisory agreement for another                                                 services included the Board's
year, effective July 1, 2007. In doing so,      The independent Trustees, as mentioned    consideration of AIM's portfolio and
the Board determined that the Fund's         above, are assisted in their annual          product review process, various back
advisory agreement is in the best            evaluation of the advisory agreements by     office support functions provided by AIM,
interests of the Fund and its shareholders   the independent Senior Officer. One          and AIM's equity and fixed income trading
and that the compensation to AIM under the   responsibility of the Senior Officer is to   operations. The Board concluded that the
Fund's advisory agreement is fair and        manage the process by which the AIM Funds'   nature, extent and quality of the advisory
reasonable.                                  proposed management fees are negotiated      services provided to the Fund by AIM were
                                             during the annual contract renewal process   appropriate and that AIM currently is
   The independent Trustees met separately   to ensure that they are negotiated in a      providing satisfactory advisory services
during their evaluation of the Fund's        manner which is at arms' length and          in accordance with the terms of the Fund's
investment advisory agreement with           reasonable. Accordingly, the Senior          advisory agreement. In addition, based on
independent legal counsel from whom they     Officer must either supervise a              their ongoing meetings throughout the year
received independent legal advice, and the   competitive bidding process or prepare an    with the Fund's portfolio managers, the
independent Trustees also received           independent written evaluation. The Senior   Board concluded that these individuals are
assistance during their deliberations from   Officer has recommended that an              competent and able to continue to carry
the independent Senior Officer, a            independent written evaluation be provided   out their responsibilities under the
full-time officer of the AIM Funds who       and, upon the direction of the Board, has    Fund's advisory agreement.
reports directly to the independent          prepared an independent written
Trustees. The following discussion more      evaluation.                                     In determining whether to continue the
fully describes the process employed by                                                   Fund's advisory agreement, the Board
the Board to evaluate the performance of        During the annual contract renewal        considered the prior relationship between
the AIM Funds (including the Fund)           process, the Board considered the factors    AIM and the Fund, as well as the Board's
throughout the year and, more                discussed below under the heading "Factors   knowledge of AIM's operations, and
specifically, during the annual contract     and Conclusions and Summary of Independent   concluded that it was beneficial to
renewal meetings.                            Written Fee Evaluation" in evaluating the    maintain the current relationship, in
                                             fairness and reasonableness of the Fund's    part, because of such knowledge. The Board
THE BOARD'S FUND EVALUATION PROCESS          advisory agreement at the contract renewal   also considered the steps that AIM and its
                                             meetings and at their meetings throughout    affiliates have taken over the last
The Board's Investments Committee has        the year as part of their ongoing            several years to improve the quality and
established three Sub-Committees which are   oversight of the Fund. The Fund's advisory   efficiency of the services they provide to
responsible for overseeing the management    agreement was considered separately,         the Funds in the areas of investment
of a number of the series portfolios of      although the Board also considered the       performance, product line diversification,
the AIM Funds. This Sub-Committee            common interests of all of the AIM Funds     distribution, fund operations, shareholder
structure permits the Trustees to focus on   in their deliberations. The Board            services and compliance. The Board
the performance of the AIM Funds that have   comprehensively considered all of the        concluded that the quality and efficiency
been assigned to them. The Sub-Committees    information provided to them and did not     of the services AIM and its affiliates
meet throughout the year to review the       identify any particular factor that was      provide to the AIM Funds in each of these
performance of their assigned funds, and     controlling. Furthermore, each Trustee may   areas have generally improved, and support
the Sub-Committees review monthly and        have evaluated the information provided      the Board's approval of the continuance of
quarterly comparative performance            differently from one another and             the Fund's advisory agreement.
information and periodic asset flow data     attributed different weight to the various
for their assigned funds. These materials    factors. The Trustees recognized that the    B. FUND PERFORMANCE
are prepared under the direction and         advisory arrangements and resulting
supervision of the independent Senior        advisory fees for the Fund and the other     The Board compared the Fund's performance
Officer. Over the course of each year, the   AIM Funds are the result of years of         during the past one, three and five
Sub-Committees meet with portfolio           review and negotiation between the           calendar years to the performance of funds
managers for their assigned funds and        Trustees and AIM, that the Trustees may      in the Fund's Lipper peer group that are
other members of management and review       focus to a greater extent on certain         not managed by AIM, and against the
with these individuals the performance,      aspects of these arrangements in some        performance of all funds in the Lipper
investment objective(s), policies,           years than others, and that the Trustees'    Variable Annuity Underlying Funds -
strategies and limitations of these funds.   deliberations and conclusions in a           Science & Technology Index. The Board also
                                             particular year may be based in part on      reviewed the methodology used by Lipper to
   In addition to their meetings             their deliberations and conclusions of       identify the Fund's peers. The Board noted
throughout the year, the Sub-Committees      these same arrangements throughout the       that the Fund's performance was above the
meet at designated contract renewal          year and in prior years.                     median performance of its peers for the
meetings each year to conduct an in-depth                                                 one year period, and below such
review of the performance, fees and          FACTORS AND CONCLUSIONS AND SUMMARY OF       performance for the three and five year
expenses of their assigned funds. During     INDEPENDENT WRITTEN FEE EVALUATION           periods. The Board noted that the Fund's
the contract renewal process, the Trustees                                                performance was above the performance of
receive comparative performance and fee      The discussion below serves as a summary     the Index for the one year period, and
data regarding all the AIM Funds prepared    of the Senior Officer's independent          below such Index for the three and five
by an independent company, Lipper, Inc.,     written evaluation, as well as a             year periods. The Board noted that AIM
under the direction and supervision of the   discussion of the material factors and       made changes to the Fund's portfolio
independent Senior Officer who also          related conclusions that formed the basis    management team in 2007, which need more
prepares a separate analysis of this         for the Board's approval of the Fund's       time to be evaluated before a conclusion
information for the Trustees. Each           advisory agreement. Unless otherwise         can be reached that the changes have
Sub-Committee then makes recommendations     stated, information set forth below is as    adequately addressed the Fund's
to the Investments Committee regarding the   of June 27, 2007 and does not reflect any    underperformance. The Board also
performance, fees and expenses of their      changes that may have occurred since that    considered the steps AIM has taken over
assigned funds. The Investments Committee    date, including but not limited to changes   the last several years to improve the
considers each Sub-Committee's recom-        to the Fund's performance, advisory fees,    quality and efficiency of the services
                                             expense limitations and/or fee waivers.      that AIM provides to

                                                                                                                         (continued)

AIM V.I. Technology Fund

the AIM Funds. The Board concluded that      fied. The Board concluded that it would be   mining the reasonableness of the proposed
AIM continues to be responsive to the        appropriate to approve the proposed          management fees of the AIM Funds,
Board's focus on fund performance.           amendment to the Fund's contractual          including the Fund. The Board noted that
Although the independent written             advisory fee schedule and that it was not    they had relied upon the Senior Officer's
evaluation of the Fund's Senior Officer      necessary at this time to discuss with AIM   written evaluation instead of a
(discussed below) only considered Fund       whether to implement any fee waivers for     competitive bidding process. In
performance through the most recent          the Fund.                                    determining whether to continue the Fund's
calendar year, the Board also reviewed                                                    advisory agreement, the Board considered
more recent Fund performance and this           After taking account of the Fund's        the Senior Officer's written evaluation.
review did not change their conclusions.     contractual advisory fee rate, as well as
                                             the comparative advisory fee information     G. COLLATERAL BENEFITS TO AIM AND ITS
C. ADVISORY FEES AND FEE WAIVERS             and the expense limitation discussed            AFFILIATES
                                             above, the Board concluded that the Fund's
The Board compared the Fund's contractual    advisory fees were fair and reasonable.      The Board considered various other
advisory fee rate to the contractual                                                      benefits received by AIM and its
advisory fee rates of funds in the Fund's    D. ECONOMIES OF SCALE AND BREAKPOINTS        affiliates resulting from AIM's
Lipper peer group that are not managed by                                                 relationship with the Fund, including the
AIM, at a common asset level and as of the   The Board considered the extent to which     fees received by AIM and its affiliates
end of the past calendar year. The Board     there are economies of scale in AIM's        for their provision of administrative,
noted that the Fund's advisory fee rate      provision of advisory services to the        transfer agency and distribution services
was below the median advisory fee rate of    Fund. The Board also considered whether      to the Fund. The Board considered the
its peers. The Board also reviewed the       the Fund benefits from such economies of     performance of AIM and its affiliates in
methodology used by Lipper and noted that    scale through contractual breakpoints in     providing these services and the
the contractual fee rates shown by Lipper    the Fund's advisory fee schedule or          organizational structure employed by AIM
include any applicable long-term             through advisory fee waivers or expense      and its affiliates to provide these
contractual fee waivers. The Board also      limitations. The Board noted that the        services. The Board also considered that
compared the Fund's contractual advisory     Fund's contractual advisory fee schedule     these services are provided to the Fund
fee rate to the contractual advisory fee     currently does not include any breakpoints   pursuant to written contracts which are
rates of other clients of AIM and its        but that the amendment to the Fund's         reviewed and approved on an annual basis
affiliates with investment strategies        contractual advisory fee schedule            by the Board. The Board concluded that AIM
comparable to those of the Fund, including   discussed above provides for seven           and its affiliates were providing these
one mutual fund advised by AIM, two          breakpoints. Based on this information,      services in a satisfactory manner and in
Canadian funds advised by an AIM affiliate   the Board concluded that the Fund's          accordance with the terms of their
and sub-advised by AIM, and three offshore   advisory fees will appropriately reflect     contracts, and were qualified to continue
funds advised and sub-advised by AIM         economies of scale upon the Board's          to provide these services to the Fund.
affiliates. The Board noted that the         approval of the amendment to the Fund's
Fund's rate was: (i) above the rate for      contractual advisory fee schedule. The          The Board considered the benefits
the mutual fund; (ii) above the              Board also noted that the Fund shares        realized by AIM as a result of portfolio
sub-advisory fee rates for the two           directly in economies of scale through       brokerage transactions executed through
Canadian funds, although the advisory fee    lower fees charged by third party service    "soft dollar" arrangements. Under these
rates for such Canadian funds were above     providers based on the combined size of      arrangements, portfolio brokerage
the Fund's; and (iii) below the advisory     all of the AIM Funds and affiliates.         commissions paid by the Fund and/or other
fee rates for two of the offshore funds                                                   funds advised by AIM are used to pay for
and comparable to the advisory fee rate      E. PROFITABILITY AND FINANCIAL RESOURCES     research and execution services. The Board
for the third such offshore fund.               OF AIM                                    noted that soft dollar arrangements shift
                                                                                          the payment obligation for the research
   The Board noted that AIM has              The Board reviewed information from AIM      and executions services from AIM to the
contractually agreed to waive fees and/or    concerning the costs of the advisory and     funds and therefore may reduce AIM's
limit expenses of the Fund through at        other services that AIM and its affiliates   expenses. The Board also noted that
least April 30, 2009 in an amount            provide to the Fund and the profitability    research obtained through soft dollar
necessary to limit total annual operating    of AIM and its affiliates in providing       arrangements may be used by AIM in making
expenses to a specified percentage of        these services. The Board also reviewed      investment decisions for the Fund and may
average daily net assets for each class of   information concerning the financial         therefore benefit Fund shareholders. The
the Fund. The Board considered the           condition of AIM and its affiliates. The     Board concluded that AIM's soft dollar
contractual nature of this fee waiver and    Board also reviewed with AIM the             arrangements were appropriate. The Board
noted that it remains in effect until at     methodology used to prepare the              also concluded that, based on their review
least April 30, 2009. The Board reviewed     profitability information. The Board         and representations made by AIM, these
the Fund's effective advisory fee rate,      considered the overall profitability of      arrangements were consistent with
after taking account of this expense         AIM, as well as the profitability of AIM     regulatory requirements.
limitation, and considered the effect this   in connection with managing the Fund. The
expense limitation would have on the         Board noted that AIM continues to operate       The Board considered the fact that the
Fund's estimated total expenses. The Board   at a net profit, although increased          Fund's uninvested cash and cash collateral
concluded that the levels of fee             expenses in recent years have reduced the    from any securities lending arrangements
waivers/expense limitations for the Fund     profitability of AIM and its affiliates.     may be invested in money market funds
were fair and reasonable.                    The Board concluded that the Fund's          advised by AIM pursuant to procedures
                                             advisory fees were fair and reasonable,      approved by the Board. The Board noted
   The Board noted that AIM has not          and that the level of profits realized by    that AIM will receive advisory fees from
proposed any advisory fee waivers for the    AIM and its affiliates from providing        these affiliated money market funds
Fund. However, the Board also noted that     services to the Fund was not excessive in    attributable to such investments, although
AIM has recommended that the Board approve   light of the nature, quality and extent of   AIM has contractually agreed to waive the
an amendment to the Fund's contractual       the services provided. The Board             advisory fees payable by the Fund with
advisory fee schedule that would implement   considered whether AIM is financially        respect to its investment of uninvested
the contractual advisory fee waiver that     sound and has the resources necessary to     cash in these affiliated money market
had been formerly committed to by AIM,       perform its obligations under the Fund's     funds through at least April 30, 2009. The
which waiver provided for lower effective    advisory agreement, and concluded that AIM   Board considered the contractual nature of
fee rates at all asset levels than the       has the financial resources necessary to     this fee waiver and noted that it remains
Fund's current contractual advisory fee      fulfill these obligations.                   in effect until at least April 30, 2009.
schedule. The Board noted that AIM's                                                      The Board concluded that the Fund's
recommendation was made in response to the   F. INDEPENDENT WRITTEN EVALUATION OF THE     investment of uninvested cash and cash
recommendation of the independent Senior        FUND'S SENIOR OFFICER                     collateral from any securities lending
Officer that AIM consider whether the                                                     arrangements in the affiliated money
advisory fee waivers for certain equity      The Board noted that, upon their             market funds is in the best interests of
AIM Funds, including the Fund, should be     direction, the Senior Officer of the Fund,   the Fund and its shareholders.
simpli-                                      who is independent of AIM and AIM's
                                             affiliates, had prepared an independent
                                             written evaluation to assist the Board in
                                             deter-

                             AIM V.I. Utilities Fund
                Semiannual Report to Shareholders o June 30, 2007

SECTOR EQUITY

Sector

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


  [AIM INVESTMENTS LOGO]             Unless otherwise noted, all data in this
-- REGISTERED TRADEMARK --           report are from A I M Management Group Inc.

                                     THIS REPORT MUST BE ACCOMPANIED OR PRECEDED
                                     BY A CURRENTLY EFFECTIVE FUND PROSPECTUS
                                     AND VARIABLE PRODUCT PROSPECTUS, WHICH
                                     CONTAIN MORE COMPLETE INFORMATION,
                                     INCLUDING SALES CHARGES AND EXPENSES.
                                     INVESTORS SHOULD READ EACH CAREFULLY BEFORE
                                     INVESTING.

                           NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. Utilities Fund

Fund performance                                                                          given represent the Fund and are not
=======================================================================================   intended to reflect actual variable
PERFORMANCE SUMMARY                                                                       product values. They do not reflect sales
                                                                                          charges, expenses and fees assessed in
FUND VS. INDEXES                                                                          connection with a variable product. Sales
                                                                                          charges, expenses and fees, which are
Cumulative total returns, 12/31/06-6/30/07, excluding variable product issuer charges.    determined by the variable product
If variable product issuer charges were included, returns would be lower.                 issuers, will vary and will lower the
                                                                                          total return.
Series I Shares                                                                  12.76%
Series II Shares                                                                 12.55       Per NASD requirements, the most recent
S&P 500 Index(1) (Broad Market Index)                                             6.96    month-end performance data at the Fund
Lipper VUF Utility Funds Category Average(1) (Peer Group Index)                  13.67    level, excluding variable product charges,
Lipper Utility Funds Index(1) (Former Peer Group Index)                          11.16    is available on this AIM automated
                                                                                          information line, 866-702-4402. As
Source: (1) Lipper Inc.                                                                   mentioned above, for the most recent
                                                                                          month-end performance including variable
The unmanaged S&P 500 --REGISTERED TRADEMARK-- Index is an index of common stocks         product charges, please contact your
frequently used as a general measure of U.S. stock market performance.                    variable product issuer or financial
                                                                                          advisor.
   The Fund has elected to use the Lipper Variable Underlying Funds (VUF) Utility Funds
Category Average as its peer group instead of the Lipper Utility Funds Index. In 2006,    (1)  Total annual operating expenses less
Lipper began publishing VUF indexes, allowing the Fund to be compared with the Lipper          any contractual fee waivers and/or
VUF Utility Funds Category Average. The unmanaged Lipper VUF Utility Funds Category            expense reimbursement by the advisor
Average represents the average of all the variable insurance underlying Utility Funds          in effect through at least April 30,
tracked by Lipper Inc. Lipper Inc. is an independent mutual fund performance monitor.          2009. See current prospectus for more
                                                                                               information.
   The unmanaged Lipper Utility Funds Index represents an average of the largest utility funds tracked by Lipper Inc., an independent mutual fund performance monitor.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================   guarantee comparable future results;
FUND PERFORMANCE                             current performance may be lower or
As of 6/30/07                                higher. Please contact your variable
SERIES I SHARES                              product issuer or financial advisor for
Inception (12/30/94)                 9.44%   the most recent month-end variable product
10 Years                             8.95    performance. Performance figures reflect
 5 Years                            17.67    Fund expenses, reinvested distributions
 1 Year                             31.38    and changes in net asset value. Investment
                                             return and principal value will fluctuate
SERIES II SHARES                             so that you may have a gain or loss when
10 Years                             8.68%   you sell shares.
 5 Years                            17.38
 1 Year                             31.01       The net annual Fund operating expense
==========================================   ratio set forth in the most recent Fund
                                             prospectus as of the date of this report
Series II shares' inception date is April    for Series I and Series II shares was
30, 2004. Returns since that date are        0.93% and 1.18%, respectively.(1) The total
historical. All other returns are the        annual Fund operating expense ratio set
blended returns of the historical            forth in the most recent Fund prospectus
performance of Series II shares since        as of the date of this report for Series I
their inception and the restated             and Series II shares was 0.96% and 1.21%,
historical performance of Series I shares    respectively. The expense ratios presented
(for periods prior to inception of Series    above may vary from the expense ratios
II shares) adjusted to reflect the Rule      presented in other sections of this report
12b-1 fees applicable to Series II shares.   that are based on expenses incurred during
The inception date of Series I shares is     the period covered by this report.
December 30, 1994.
                                                AIM V.I. Utilities Fund, a series
   The performance of the Fund's Series I    portfolio of AIM Variable Insurance Funds,
and Series II share classes will differ      is currently offered through insurance
primarily due to different class expenses.   companies issuing variable products. You
                                             cannot purchase shares of the Fund
   The performance data quoted represent     directly. Performance figures
past performance and cannot

AIM V.I. Utilities Fund

PORTFOLIO COMPOSITION*

By industry, based on Net Assets
as of June 30, 2007


----------------------------------------------------------
Electric Utilities                                 37.6%
----------------------------------------------------------
Multi-Utilities                                    20.5
----------------------------------------------------------
Integrated Telecommunication Services              12.6
----------------------------------------------------------
Gas Utilities                                      10.5
----------------------------------------------------------
Oil & Gas Storage & Transportation                  9.7
----------------------------------------------------------
Independent Power Producers & Energy Traders        7.4
----------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                       1.7
__________________________________________________________
==========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)


                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS-98.26%

ELECTRIC UTILITIES-37.55%

Duke Energy Corp.                                362,000   $  6,624,600
-----------------------------------------------------------------------
E.ON A.G. (Germany)(a)                            24,000      4,032,709
-----------------------------------------------------------------------
Edison International                             124,000      6,958,880
-----------------------------------------------------------------------
Enel S.p.A. (Italy)(a)                           189,000      2,035,711
-----------------------------------------------------------------------
Entergy Corp.                                     62,000      6,655,700
-----------------------------------------------------------------------
Exelon Corp.                                     104,000      7,550,400
-----------------------------------------------------------------------
FirstEnergy Corp.                                 71,000      4,595,830
-----------------------------------------------------------------------
FPL Group, Inc.                                  103,000      5,844,220
-----------------------------------------------------------------------
Pepco Holdings, Inc.                             140,000      3,948,000
-----------------------------------------------------------------------
Portland General Electric Co.                     81,818      2,245,086
-----------------------------------------------------------------------
PPL Corp.                                        116,000      5,427,640
-----------------------------------------------------------------------
Southern Co.                                     139,000      4,766,310
=======================================================================
                                                             60,685,086
=======================================================================

GAS UTILITIES-10.50%

AGL Resources Inc.                                88,000      3,562,240
-----------------------------------------------------------------------
Equitable Resources, Inc.                        100,000      4,956,000
-----------------------------------------------------------------------
Questar Corp.                                    160,000      8,456,000
=======================================================================
                                                             16,974,240
=======================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-7.40%

Constellation Energy Group                        40,000      3,486,800
-----------------------------------------------------------------------
NRG Energy, Inc.(b)                              204,000      8,480,280
=======================================================================
                                                             11,967,080
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-12.59%

Alaska Communications Systems Group Inc.         300,000      4,752,000
-----------------------------------------------------------------------
AT&T Inc.                                        240,000      9,960,000
-----------------------------------------------------------------------
Verizon Communications Inc.                      137,000      5,640,290
=======================================================================
                                                             20,352,290
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


MULTI-UTILITIES-20.52%

Ameren Corp.                                      35,000   $  1,715,350
-----------------------------------------------------------------------
CMS Energy Corp.                                 215,000      3,698,000
-----------------------------------------------------------------------
Dominion Resources, Inc.                          50,000      4,315,500
-----------------------------------------------------------------------
National Grid PLC (United Kingdom)(a)            220,000      3,249,019
-----------------------------------------------------------------------
OGE Energy Corp.                                  29,000      1,062,850
-----------------------------------------------------------------------
PG&E Corp.                                       103,000      4,665,900
-----------------------------------------------------------------------
PNM Resources Inc.                                20,000        555,800
-----------------------------------------------------------------------
SCANA Corp.                                       27,000      1,033,830
-----------------------------------------------------------------------
Sempra Energy                                    110,000      6,515,300
-----------------------------------------------------------------------
Veolia Environnement (France)(a)                  42,000      3,282,641
-----------------------------------------------------------------------
Xcel Energy, Inc.                                150,000      3,070,500
=======================================================================
                                                             33,164,690
=======================================================================

OIL & GAS STORAGE & TRANSPORTATION-9.70%

El Paso Corp.                                    325,000      5,599,750
-----------------------------------------------------------------------
Spectra Energy Corp.                             153,000      3,971,880
-----------------------------------------------------------------------
Williams Cos., Inc. (The)                        193,000      6,102,660
=======================================================================
                                                             15,674,290
=======================================================================
    Total Common Stocks (Cost $111,851,327)                 158,817,676
=======================================================================

MONEY MARKET FUNDS-1.70%

Liquid Assets Portfolio-Institutional
  Class(c)                                     1,370,619      1,370,619
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)       1,370,619      1,370,619
=======================================================================
    Total Money Market Funds (Cost
      $2,741,238)                                             2,741,238
=======================================================================
TOTAL INVESTMENTS-99.96% (Cost $114,592,565)                161,558,914
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.04%                              64,367
=======================================================================
NET ASSETS-100.00%                                         $161,623,281
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $12,600,080, which represented 7.80% of the Fund's Net Assets. See Note 1A.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Utilities Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $111,851,327)        $158,817,676
-------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $2,741,238)                                 2,741,238
=============================================================
    Total investments (Cost $114,592,565)         161,558,914
=============================================================
Foreign currencies, at value (Cost $131,857)          126,633
=============================================================
Receivables for:
  Investments sold                                  1,550,788
-------------------------------------------------------------
  Fund shares sold                                     27,129
-------------------------------------------------------------
  Dividends                                           451,155
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 46,480
-------------------------------------------------------------
Other assets                                            2,173
=============================================================
    Total assets                                  163,763,272
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            1,950,862
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              54,189
-------------------------------------------------------------
Accrued administrative services fees                  103,208
-------------------------------------------------------------
Accrued distribution fees-Series II                     1,886
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              3,832
-------------------------------------------------------------
Accrued transfer agent fees                             1,598
-------------------------------------------------------------
Accrued operating expenses                             24,416
=============================================================
    Total liabilities                               2,139,991
=============================================================
Net assets applicable to shares outstanding      $161,623,281
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $ 96,277,597
-------------------------------------------------------------
Undistributed net investment income                 4,505,820
-------------------------------------------------------------
Undistributed net realized gain                    13,861,929
-------------------------------------------------------------
Unrealized appreciation                            46,977,935
=============================================================
                                                 $161,623,281
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $158,566,747
_____________________________________________________________
=============================================================
Series II                                        $  3,056,534
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                            6,624,994
_____________________________________________________________
=============================================================
Series II                                             128,579
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      23.93
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      23.77
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of
  $40,190)                                       $ 2,268,761
------------------------------------------------------------
Dividends from affiliated money market funds         133,314
============================================================
    Total investment income                        2,402,075
============================================================

EXPENSES:

Advisory fees                                        465,554
------------------------------------------------------------
Administrative services fees                         203,138
------------------------------------------------------------
Custodian fees                                         6,434
------------------------------------------------------------
Distribution fees-Series II                            3,466
------------------------------------------------------------
Transfer agent fees                                    9,042
------------------------------------------------------------
Trustees' and officer's fees and benefits             10,729
------------------------------------------------------------
Other                                                 29,250
============================================================
    Total expenses                                   727,613
============================================================
Less: Fees waived and expense offset
  arrangements                                        (3,116)
============================================================
    Net expenses                                     724,497
============================================================
Net investment income                              1,677,578
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                            9,291,681
------------------------------------------------------------
  Foreign currencies                                 (13,331)
============================================================
                                                   9,278,350
============================================================
Change in net unrealized appreciation of:
  Investment securities                            7,155,037
------------------------------------------------------------
  Foreign currencies                                   8,883
============================================================
                                                   7,163,920
============================================================
Net realized and unrealized gain                  16,442,270
============================================================
Net increase in net assets resulting from
  operations                                     $18,119,848
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Utilities Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                  JUNE 30,       DECEMBER 31,
                                                    2007             2006
------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                         $  1,677,578     $  2,903,361
------------------------------------------------------------------------------
  Net realized gain                                9,278,350        8,810,025
------------------------------------------------------------------------------
  Change in net unrealized appreciation            7,163,920       16,338,522
==============================================================================
    Net increase in net assets resulting from
     operations                                   18,119,848       28,051,908
==============================================================================
Distributions to shareholders from net
  investment income:
  Series I                                                --       (4,313,053)
------------------------------------------------------------------------------
  Series II                                               --          (75,912)
==============================================================================
    Total distributions from net investment
     income                                               --       (4,388,965)
==============================================================================
Distributions to shareholders from net
  realized gains:
  Series I                                                --       (2,662,863)
------------------------------------------------------------------------------
  Series II                                               --          (47,944)
==============================================================================
    Total distributions from net realized
     gains                                                --       (2,710,807)
==============================================================================
    Decrease in net assets resulting from
     distributions                                        --       (7,099,772)
==============================================================================
Share transactions-net:
  Series I                                         1,682,679        4,313,312
------------------------------------------------------------------------------
  Series II                                          279,418        1,371,296
==============================================================================
    Net increase in net assets resulting from
     share transactions                            1,962,097        5,684,608
==============================================================================
    Net increase in net assets                    20,081,945       26,636,744
==============================================================================

NET ASSETS:

  Beginning of period                            141,541,336      114,904,592
==============================================================================
  End of period (including undistributed net
    investment income of $4,505,820 and
    $2,828,242, respectively)                   $161,623,281     $141,541,336
______________________________________________________________________________
==============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. Utilities Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Utilities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund"). The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective are capital growth and current income.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

AIM V.I. Utilities Fund


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.   RISKS INVOLVED IN INVESTING IN THE FUND -- Single
     Sector/Non-Diversified -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. Utilities Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of 0.60% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.93% and Series II shares to 1.18% of average daily net assets, through at least April 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, effective July 1, 2007, AIM has contractually agreed through at least April 30, 2009 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $2,935.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2007, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $178,343 for services provided by insurance companies.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2007, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                                                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND                                               12/31/06          AT COST          FROM SALES         06/30/07        INCOME
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-Institutional Class       $3,563,271       $19,940,669       $(22,133,321)      $1,370,619      $ 66,822
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class              3,563,271        19,940,669        (22,133,321)       1,370,619        66,492
=================================================================================================================================
  Total Investments in Affiliates                 $7,126,542       $39,881,338       $(44,266,642)      $2,741,238      $133,314
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $181.

AIM V.I. Utilities Fund

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $2,480 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2009                                                $2,758,928
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $38,889,828 and $30,943,254, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $47,500,266
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (640,222)
===============================================================================
Net unrealized appreciation of investment securities               $46,860,044
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $114,698,870.

AIM V.I. Utilities Fund

NOTE 9--SHARE INFORMATION


                                           CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                  JUNE 30, 2007(a)             DECEMBER 31, 2006
                                                              -------------------------    -------------------------
                                                                SHARES        AMOUNT         SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     1,625,499    $37,830,294     2,859,050    $55,911,823
--------------------------------------------------------------------------------------------------------------------
  Series II                                                       18,635        424,540        71,923      1,371,458
====================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --             --       329,053      6,975,916
--------------------------------------------------------------------------------------------------------------------
  Series II                                                           --             --         5,876        123,856
====================================================================================================================
Reacquired:
  Series I                                                    (1,550,462)   (36,147,615)   (3,038,761)   (58,574,427)
--------------------------------------------------------------------------------------------------------------------
  Series II                                                       (6,637)      (145,122)       (6,299)      (124,018)
====================================================================================================================
                                                                  87,035    $ 1,962,097       220,842    $ 5,684,608
____________________________________________________________________________________________________________________
====================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 59% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   SERIES I
                                              -----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                               YEAR ENDED DECEMBER 31,
                                               JUNE 30,        ------------------------------------------------------------------
                                                 2007            2006           2005           2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  21.23        $  17.83       $  15.61       $  12.95       $ 11.16       $ 14.08
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.25(a)         0.47(a)        0.42(a)        0.42(a)       0.33(a)       0.19
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       2.45            4.06           2.21           2.57          1.60         (3.05)
=================================================================================================================================
    Total from investment operations               2.70            4.53           2.63           2.99          1.93         (2.86)
=================================================================================================================================
Less distributions:
  Dividends from net investment income               --           (0.70)         (0.41)         (0.33)        (0.14)        (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              --           (0.43)            --             --            --            --
=================================================================================================================================
    Total distributions                              --           (1.13)         (0.41)         (0.33)        (0.14)        (0.06)
=================================================================================================================================
Net asset value, end of period                 $  23.93        $  21.23       $  17.83       $  15.61       $ 12.95       $ 11.16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                   12.72%          25.46%         16.83%         23.65%        17.38%       (20.32)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $158,567        $139,080       $114,104       $159,554       $62,510       $31,204
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                 0.93%(c)        0.93%          0.93%          1.01%         1.08%         1.15%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 0.93%(c)        0.96%          0.96%          1.01%         1.08%         1.15%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                       2.17%(c)        2.40%          2.49%          3.09%         2.84%         2.59%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                           20%             38%            49%            52%           58%          102%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $153,675,014.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM V.I. Utilities Fund

                                                                                   SERIES II
                                                              ---------------------------------------------------
                                                                                                   APRIL 30, 2004
                                                              SIX MONTHS          YEAR ENDED           (DATE
                                                                ENDED            DECEMBER 31,      COMMENCED) TO
                                                               JUNE 30,        ----------------     DECEMBER 31,
                                                                 2007           2006      2005          2004
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $21.12         $17.76    $15.57        $12.63
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.22           0.42      0.38          0.26
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.43           4.06      2.20          2.68
=================================================================================================================
    Total from investment operations                              2.65           4.48      2.58          2.94
=================================================================================================================
Less distributions:
  Dividends from net investment income                              --          (0.69)    (0.39)           --
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          (0.43)       --            --
=================================================================================================================
    Total distributions                                             --          (1.12)    (0.39)           --
=================================================================================================================
Net asset value, end of period                                  $23.77         $21.12    $17.76        $15.57
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                  12.55%         25.25%    16.55%        23.28%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $3,057         $2,462    $  801        $  602
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.18%(c)       1.18%     1.18%         1.28%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.18%(c)       1.21%     1.21%         1.28%(d)
=================================================================================================================
Ratio of net investment income to average net assets              1.92%(c)       2.15%     2.24%         2.82%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                          20%            38%       49%           52%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $2,795,704.
(d)  Annualized
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants;

AIM V.I. Utilities Fund
and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM V.I. Utilities Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              of 5% per year before expenses, which is
                                                                                          not the Fund's actual return.
As a shareholder of the Fund, you incur      The table below provides information about
ongoing costs, including management fees;    actual account values and actual expenses.      The hypothetical account values and
distribution and/or service (12b-1) fees;    You may use the information in this table,   expenses may not be used to estimate the
and other Fund expenses. This example is     together with the amount you invested, to    actual ending account balance or expenses
intended to help you understand your         estimate the expenses that you paid over     you paid for the period. You may use this
ongoing costs (in dollars) of investing in   the period. Simply divide your account       information to compare the ongoing costs
the Fund and to compare these costs with     value by $1,000 (for example, an $8,600      of investing in the Fund and other funds.
ongoing costs of investing in other mutual   account value divided by $1,000 = 8.6),      To do so, compare this 5% hypothetical
funds. The example is based on an            then multiply the result by the number in    example with the 5% hypothetical examples
investment of $1,000 invested at the         the table under the heading entitled         that appear in the shareholder reports of
beginning of the period and held for the     "Actual Expenses Paid During Period" to      the other funds.
entire period January 1, 2007, through       estimate the expenses you paid on your
June 30, 2007.                               account during this period.                     Please note that the expenses shown in
                                                                                          the table are meant to highlight your
   The actual and hypothetical expenses in   HYPOTHETICAL EXAMPLE FOR COMPARISON          ongoing costs. Therefore, the hypothetical
the examples below do not represent the      PURPOSES                                     information is useful in comparing ongoing
effect of any fees or other expenses                                                      costs, and will not help you determine the
assessed in connection with a variable       The table below also provides information    relative total costs of owning different
product; if they did, the expenses shown     about hypothetical account values and        funds.
would be higher while the ending account     hypothetical expenses based on the Fund's
values shown would be lower.                 actual expense ratio and an assumed rate
                                             of return

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING             EXPENSES              ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING          EXPENSE
 CLASS              (1/1/07)           (6/30/07)(1)         PERIOD(2)            (6/30/07)           PERIOD(2)            RATIO

Series I           $1,000.00            $1,127.60             $4.91              $1,020.18             $4.66              0.93%
Series II           1,000.00             1,125.50              6.22               1,018.94              5.91              1.18

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. Utilities Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     mendations and makes its own                 A. NATURE, EXTENT AND QUALITY OF SERVICES
Variable Insurance Funds is required under   recommendations regarding the performance,      PROVIDED BY AIM
the Investment Company Act of 1940 to        fees and expenses of the AIM Funds to the
approve annually the renewal of the AIM      full Board. Moreover, the Investments        The Board reviewed the advisory services
V.I. Utilities Fund (the Fund) investment    Committee considers each Sub-Committee's     provided to the Fund by AIM under the
advisory agreement with A I M Advisors,      recommendations in making its annual         Fund's advisory agreement, the performance
Inc. (AIM). During contract renewal          recommendation to the Board whether to       of AIM in providing these services, and
meetings held on June 25-27, 2007, the       approve the continuance of each AIM Fund's   the credentials and experience of the
Board as a whole and the disinterested or    investment advisory agreement and            officers and employees of AIM who provide
"independent" Trustees, voting separately,   sub-advisory agreement, if applicable        these services. The Board's review of the
approved the continuance of the Fund's       (advisory agreements), for another year.     qualifications of AIM to provide these
investment advisory agreement for another                                                 services included the Board's
year, effective July 1, 2007. In doing so,      The independent Trustees, as mentioned    consideration of AIM's portfolio and
the Board determined that the Fund's         above, are assisted in their annual          product review process, various back
advisory agreement is in the best            evaluation of the advisory agreements by     office support functions provided by AIM,
interests of the Fund and its shareholders   the independent Senior Officer. One          and AIM's equity and fixed income trading
and that the compensation to AIM under the   responsibility of the Senior Officer is to   operations. The Board concluded that the
Fund's advisory agreement is fair and        manage the process by which the AIM Funds'   nature, extent and quality of the advisory
reasonable.                                  proposed management fees are negotiated      services provided to the Fund by AIM were
                                             during the annual contract renewal process   appropriate and that AIM currently is
   The independent Trustees met separately   to ensure that they are negotiated in a      providing satisfactory advisory services
during their evaluation of the Fund's        manner which is at arms' length and          in accordance with the terms of the Fund's
investment advisory agreement with           reasonable. Accordingly, the Senior          advisory agreement. In addition, based on
independent legal counsel from whom they     Officer must either supervise a              their ongoing meetings throughout the year
received independent legal advice, and the   competitive bidding process or prepare an    with the Fund's portfolio managers, the
independent Trustees also received           independent written evaluation. The Senior   Board concluded that these individuals are
assistance during their deliberations from   Officer has recommended that an              competent and able to continue to carry
the independent Senior Officer, a            independent written evaluation be provided   out their responsibilities under the
full-time officer of the AIM Funds who       and, upon the direction of the Board, has    Fund's advisory agreement.
reports directly to the independent          prepared an independent written
Trustees. The following discussion more      evaluation.                                     In determining whether to continue the
fully describes the process employed by                                                   Fund's advisory agreement, the Board
the Board to evaluate the performance of        During the annual contract renewal        considered the prior relationship between
the AIM Funds (including the Fund)           process, the Board considered the factors    AIM and the Fund, as well as the Board's
throughout the year and, more                discussed below under the heading "Factors   knowledge of AIM's operations, and
specifically, during the annual contract     and Conclusions and Summary of Independent   concluded that it was beneficial to
renewal meetings.                            Written Fee Evaluation" in evaluating the    maintain the current relationship, in
                                             fairness and reasonableness of the Fund's    part, because of such knowledge. The Board
THE BOARD'S FUND EVALUATION PROCESS          advisory agreement at the contract renewal   also considered the steps that AIM and its
                                             meetings and at their meetings throughout    affiliates have taken over the last
The Board's Investments Committee has        the year as part of their ongoing            several years to improve the quality and
established three Sub-Committees which are   oversight of the Fund. The Fund's advisory   efficiency of the services they provide to
responsible for overseeing the management    agreement was considered separately,         the Funds in the areas of investment
of a number of the series portfolios of      although the Board also considered the       performance, product line diversification,
the AIM Funds. This Sub-Committee            common interests of all of the AIM Funds     distribution, fund operations, shareholder
structure permits the Trustees to focus on   in their deliberations. The Board            services and compliance. The Board
the performance of the AIM Funds that have   comprehensively considered all of the        concluded that the quality and efficiency
been assigned to them. The Sub-Committees    information provided to them and did not     of the services AIM and its affiliates
meet throughout the year to review the       identify any particular factor that was      provide to the AIM Funds in each of these
performance of their assigned funds, and     controlling. Furthermore, each Trustee may   areas have generally improved, and support
the Sub-Committees review monthly and        have evaluated the information provided      the Board's approval of the continuance of
quarterly comparative performance            differently from one another and             the Fund's advisory agreement.
information and periodic asset flow data     attributed different weight to the various
for their assigned funds. These materials    factors. The Trustees recognized that the    B. FUND PERFORMANCE
are prepared under the direction and         advisory arrangements and resulting
supervision of the independent Senior        advisory fees for the Fund and the other     The Board compared the Fund's performance
Officer. Over the course of each year, the   AIM Funds are the result of years of         during the past one, three and five
Sub-Committees meet with portfolio           review and negotiation between the           calendar years to the performance of funds
managers for their assigned funds and        Trustees and AIM, that the Trustees may      in the Fund's Lipper peer group that are
other members of management and review       focus to a greater extent on certain         not managed by AIM, and against the
with these individuals the performance,      aspects of these arrangements in some        performance of all funds in the Lipper
investment objective(s), policies,           years than others, and that the Trustees'    Variable Annuity Underlying Funds -
strategies and limitations of these funds.   deliberations and conclusions in a           Utility Index. The Board also reviewed the
                                             particular year may be based in part on      methodology used by Lipper to identify the
   In addition to their meetings             their deliberations and conclusions of       Fund's peers. The Board noted that the
throughout the year, the Sub-Committees      these same arrangements throughout the       Fund's performance was comparable to the
meet at designated contract renewal          year and in prior years.                     median performance of its peers for the
meetings each year to conduct an in-depth                                                 one, three and five year periods. The
review of the performance, fees and          FACTORS AND CONCLUSIONS AND SUMMARY OF       Board noted that the Fund's performance
expenses of their assigned funds. During     INDEPENDENT WRITTEN FEE EVALUATION           was comparable to the performance of the
the contract renewal process, the Trustees                                                Index for the one, three and five year
receive comparative performance and fee      The discussion below serves as a summary     periods. The Board also considered the
data regarding all the AIM Funds prepared    of the Senior Officer's independent          steps AIM has taken over the last several
by an independent company, Lipper, Inc.,     written evaluation, as well as a             years to improve the quality and
under the direction and supervision of the   discussion of the material factors and       efficiency of the services that AIM
independent Senior Officer who also          related conclusions that formed the basis    provides to the AIM Funds. The Board
prepares a separate analysis of this         for the Board's approval of the Fund's       concluded that AIM continues to be
information for the Trustees. Each           advisory agreement. Unless otherwise         responsive to the Board's focus on fund
Sub-Committee then makes recommendations     stated, information set forth below is as    performance. Although the independent
to the Investments Committee regarding the   of June 27, 2007 and does not reflect any    written evaluation of the Fund's Senior
performance, fees and expenses of their      changes that may have occurred since that    Officer (discussed below) only considered
assigned funds. The Investments Committee    date, including but not limited to changes   Fund performance through the most recent
considers each Sub-Committee's               to the Fund's performance, advisory fees,    calendar year, the Board also reviewed
recom-                                       expense limitations and/or fee waivers.      more

                                                                                                                         (continued)

AIM V.I. Utilities Fund

recent Fund performance and this review      E. PROFITABILITY AND FINANCIAL RESOURCES     payment obligation for the research and
did not change their conclusions.               OF AIM                                    executions services from AIM to the funds
                                                                                          and therefore may reduce AIM's expenses.
C. ADVISORY FEES AND FEE WAIVERS             The Board reviewed information from AIM      The Board also noted that research
                                             concerning the costs of the advisory and     obtained through soft dollar arrangements
The Board compared the Fund's contractual    other services that AIM and its affiliates   may be used by AIM in making investment
advisory fee rate to the contractual         provide to the Fund and the profitability    decisions for the Fund and may therefore
advisory fee rates of funds in the Fund's    of AIM and its affiliates in providing       benefit Fund shareholders. The Board
Lipper peer group that are not managed by    these services. The Board also reviewed      concluded that AIM's soft dollar
AIM, at a common asset level and as of the   information concerning the financial         arrangements were appropriate. The Board
end of the past calendar year. The Board     condition of AIM and its affiliates. The     also concluded that, based on their review
noted that the Fund's advisory fee rate      Board also reviewed with AIM the             and representations made by AIM, these
was below the median advisory fee rate of    methodology used to prepare the              arrangements were consistent with
its peers. The Board also reviewed the       profitability information. The Board         regulatory requirements.
methodology used by Lipper and noted that    considered the overall profitability of
the contractual fee rates shown by Lipper    AIM, as well as the profitability of AIM        The Board considered the fact that the
include any applicable long-term             in connection with managing the Fund. The    Fund's uninvested cash and cash collateral
contractual fee waivers. The Board also      Board noted that AIM continues to operate    from any securities lending arrangements
compared the Fund's contractual advisory     at a net profit, although increased          may be invested in money market funds
fee rate to the contractual advisory fee     expenses in recent years have reduced the    advised by AIM pursuant to procedures
rates of other clients of AIM and its        profitability of AIM and its affiliates.     approved by the Board. The Board noted
affiliates with investment strategies        The Board concluded that the Fund's          that AIM will receive advisory fees from
comparable to those of the Fund, including   advisory fees were fair and reasonable,      these affiliated money market funds
one mutual fund advised by AIM. The Board    and that the level of profits realized by    attributable to such investments, although
noted that the Fund's rate was below the     AIM and its affiliates from providing        AIM has contractually agreed to waive the
rate for the mutual fund.                    services to the Fund was not excessive in    advisory fees payable by the Fund with
                                             light of the nature, quality and extent of   respect to its investment of uninvested
   The Board noted that AIM has              the services provided. The Board             cash in these affiliated money market
contractually agreed to waive fees and/or    considered whether AIM is financially        funds through at least April 30, 2009. The
limit expenses of the Fund through at        sound and has the resources necessary to     Board considered the contractual nature of
least April 30, 2009 in an amount            perform its obligations under the Fund's     this fee waiver and noted that it remains
necessary to limit total annual operating    advisory agreement, and concluded that AIM   in effect until at least April 30, 2009.
expenses to a specified percentage of        has the financial resources necessary to     The Board concluded that the Fund's
average daily net assets for each class of   fulfill these obligations.                   investment of uninvested cash and cash
the Fund. The Board considered the                                                        collateral from any securities lending
contractual nature of this fee waiver and    F. INDEPENDENT WRITTEN EVALUATION OF THE     arrangements in the affiliated money
noted that it remains in effect until at        FUND'S SENIOR OFFICER                     market funds is in the best interests of
least April 30, 2009. The Board reviewed                                                  the Fund and its shareholders.
the Fund's effective advisory fee rate,      The Board noted that, upon their
after taking account of this expense         direction, the Senior Officer of the Fund,
limitation, and considered the effect this   who is independent of AIM and AIM's
expense limitation would have on the         affiliates, had prepared an independent
Fund's estimated total expenses. The Board   written evaluation to assist the Board in
concluded that the levels of fee             determining the reasonableness of the
waivers/expense limitations for the Fund     proposed management fees of the AIM Funds,
were fair and reasonable.                    including the Fund. The Board noted that
                                             they had relied upon the Senior Officer's
   After taking account of the Fund's        written evaluation instead of a
contractual advisory fee rate, as well as    competitive bidding process. In
the comparative advisory fee information     determining whether to continue the Fund's
and the expense limitation discussed         advisory agreement, the Board considered
above, the Board concluded that the Fund's   the Senior Officer's written evaluation.
advisory fees were fair and reasonable.
                                             G. COLLATERAL BENEFITS TO AIM AND ITS
D. ECONOMIES OF SCALE AND BREAKPOINTS           AFFILIATES

The Board considered the extent to which     The Board considered various other
there are economies of scale in AIM's        benefits received by AIM and its
provision of advisory services to the        affiliates resulting from AIM's
Fund. The Board also considered whether      relationship with the Fund, including the
the Fund benefits from such economies of     fees received by AIM and its affiliates
scale through contractual breakpoints in     for their provision of administrative,
the Fund's advisory fee schedule or          transfer agency and distribution services
through advisory fee waivers or expense      to the Fund. The Board considered the
limitations. The Board noted that the        performance of AIM and its affiliates in
Fund's contractual advisory fee schedule     providing these services and the
does not include any breakpoints. The        organizational structure employed by AIM
Board considered whether it would be         and its affiliates to provide these
appropriate to add advisory fee              services. The Board also considered that
breakpoints for the Fund or whether, due     these services are provided to the Fund
to the nature of the Fund and the advisory   pursuant to written contracts which are
fee structures of comparable funds, it was   reviewed and approved on an annual basis
reasonable to structure the advisory fee     by the Board. The Board concluded that AIM
without breakpoints. Based on this review,   and its affiliates were providing these
the Board concluded that it was not          services in a satisfactory manner and in
necessary to add breakpoints to the Fund's   accordance with the terms of their
advisory fee schedule. Based on this         contracts, and were qualified to continue
information, the Board concluded that,       to provide these services to the Fund.
absent breakpoints, the Fund's contractual
advisory fees remain constant and do not        The Board considered the benefits
reflect economies of scale. The Board also   realized by AIM as a result of portfolio
noted that the Fund shares directly in       brokerage transactions executed through
economies of scale through lower fees        "soft dollar" arrangements. Under these
charged by third party service providers     arrangements, portfolio brokerage
based on the combined size of all of the     commissions paid by the Fund and/or other
AIM Funds and affiliates.                    funds advised by AIM are used to pay for
                                             research and execution services. The Board
                                             noted that soft dollar arrangements shift
                                             the

ITEM 2.  CODE OF ETHICS.

              There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

              Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

              Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

              Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

              Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

              Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

              Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

              Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

              None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)      Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)      Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Variable Insurance Funds

By:/s/ Philip A. Taylor
   --------------------------------------------------
       Philip A. Taylor
       Principal Executive Officer

Date:  August 23, 2007


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:/s/ Philip A. Taylor
   --------------------------------------------------
       Philip A. Taylor
       Principal Executive Officer

Date:  August 23, 2007


By:/s/ Sidney M. Dilgren
   --------------------------------------------------
       Sidney M. Dilgren
       Principal Financial Officer

Date:  August 23, 2007

                                  EXHIBIT INDEX


12(a)(1)      Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)      Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.